Statement of Investments

September 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 96.7%
	Shares	Value

Airlines 0.5%
Southwest Airlines Co. (a)	35,920	$1,940,039

Auto Components 1.0%
BorgWarner, Inc.	57,700	2,116,436
Delphi Technologies plc	117,912	1,580,021

		3,696,457

Automobiles 1.3%
General Motors Co.	74,363	2,787,125
Honda Motor Co. Ltd.	69,400	1,806,769

		4,593,894

Banks 16.5%
Bank of America Corp.	327,220	9,545,007
BB&T Corp.	79,470	4,241,314
BOK Financial Corp.	11,614	919,248
Comerica, Inc.	33,681	2,222,609
JPMorgan Chase & Co.	110,706	13,028,989
M&T Bank Corp.	11,667	1,843,036
PNC Financial Services Group, Inc. (The)	35,746	5,010,159
UMB Financial Corp. (a)	26,203	1,692,190
US Bancorp	194,518	10,764,626
Wells Fargo & Co.	197,417	9,957,714

		59,224,892

Biotechnology 0.8%
Gilead Sciences, Inc.	45,650	2,893,297

Building Products 0.4%
Johnson Controls International plc	33,112	1,453,286

Capital Markets 5.8%
Ameriprise Financial, Inc.	13,790	2,028,509
Bank of New York Mellon Corp. (The)	81,420	3,680,998
BlackRock, Inc.	8,250	3,676,530
Franklin Resources, Inc. (a)	47,925	1,383,115
Invesco Ltd. (a)	161,823	2,741,282
Northern Trust Corp. (a)	36,452	3,401,701
State Street Corp.	68,193	4,036,344

		20,948,479

Communications Equipment 1.0%
Cisco Systems, Inc.	73,545	3,633,858

Containers & Packaging 0.7%
Packaging Corp. of America (a)	15,740	1,670,014
Sonoco Products Co. (a)	16,688	971,408

		2,641,422

Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class A *	24	7,483,968
Berkshire Hathaway, Inc., Class B *	14,500	3,016,290

		10,500,258

Diversified Telecommunication Services 5.3%
AT&T, Inc.	261,846	9,908,253
Verizon Communications, Inc.	150,100	9,060,036

		18,968,289

Electric Utilities 0.2%
Edison International	10,687	806,014

Electrical Equipment 2.5%
Emerson Electric Co.	28,545	1,908,519
Hubbell, Inc.	25,023	3,288,022
nVent Electric plc (a)	166,566	3,671,115

		8,867,656

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	38,961	$3,630,386

Energy Equipment & Services 4.3%
Baker Hughes a GE Co.	153,533	3,561,966
Halliburton Co.	183,720	3,463,122
National Oilwell Varco, Inc.	82,064	1,739,757
Schlumberger Ltd.	193,789	6,621,770

		15,386,615

Equity Real Estate Investment Trusts (REITs) 0.7%
Weyerhaeuser Co.	85,270	2,361,979

Food & Staples Retailing 2.1%
Koninklijke Ahold Delhaize NV	87,000	2,176,344
Walmart, Inc.	44,833	5,320,780

		7,497,124

Food Products 3.5%
Conagra Brands, Inc.	54,358	1,667,703
Kellogg Co.	51,682	3,325,737
Mondelez International, Inc., Class A	87,616	4,846,917
Orkla ASA	307,660	2,801,165

		12,641,522

Health Care Equipment & Supplies 3.8%
Medtronic plc	59,506	6,463,541
Siemens Healthineers AG Reg. S (b)	60,592	2,383,769
Zimmer Biomet Holdings, Inc.	33,985	4,665,121

		13,512,431

Health Care Providers & Services 3.3%
Cardinal Health, Inc.	117,980	5,567,476
Cigna Corp.	12,780	1,939,876
McKesson Corp.	31,770	4,341,689

		11,849,041

Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	46,705	2,041,476

Household Products 2.3%
Procter & Gamble Co. (The)	65,567	8,155,223

Industrial Conglomerates 3.5%
General Electric Co.	1,013,104	9,057,150
Siemens AG (Registered)	33,630	3,603,909

		12,661,059

Insurance 3.2%
Chubb Ltd.	34,692	5,600,676
MetLife, Inc.	47,735	2,251,183
Reinsurance Group of America, Inc.	17,240	2,756,331
Unum Group	25,530	758,752

		11,366,942

Leisure Products 0.4%
Mattel, Inc. *(a)	118,079	1,344,920

Machinery 1.4%
Cummins, Inc.	8,220	1,337,148
IMI plc	299,910	3,543,771

		4,880,919

Metals & Mining 0.5%
BHP Group Ltd. (a)	69,350	1,716,934

Multiline Retail 0.5%
Target Corp.	18,529	1,980,935

Oil, Gas & Consumable Fuels 9.2%
Apache Corp. (a)	37,658	964,045
Chevron Corp.	65,921	7,818,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co. (a)	58,115	$2,786,033
ConocoPhillips	56,413	3,214,413
Devon Energy Corp.	160,556	3,862,977
EQT Corp. (a)	192,376	2,046,881
Noble Energy, Inc. (a)	209,426	4,703,708
Royal Dutch Shell plc, Class B	116,760	3,430,065
TOTAL SA	81,967	4,267,193

		33,093,546

Pharmaceuticals 8.1%
Allergan plc	20,800	3,500,432
Johnson & Johnson	73,857	9,555,618
Merck & Co., Inc.	44,645	3,758,216
Pfizer, Inc.	286,600	10,297,538
Teva Pharmaceutical Industries Ltd., ADR-IL *(a)	294,969	2,029,387

		29,141,191

Road & Rail 1.3%
Heartland Express, Inc.	209,388	4,503,936

Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	16,737	835,176
Intel Corp.	137,800	7,100,834
QUALCOMM, Inc.	33,888	2,584,977

		10,520,987

Software 1.0%
Oracle Corp.	68,667	3,778,745

Specialty Retail 1.0%
Advance Auto Parts, Inc.	22,353	3,697,186

Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	99,021	1,873,477

Textiles, Apparel & Luxury Goods 1.4%
Ralph Lauren Corp. (a)	19,220	1,834,933
Tapestry, Inc.	123,191	3,209,126

		5,044,059

Trading Companies & Distributors 1.3%
MSC Industrial Direct Co., Inc., Class A	64,831	4,702,192

Total Common Stocks (cost $313,066,294)		347,550,666

Exchange Traded Fund 0.3%
	Shares	Value

Equity Fund 0.3%
iShares Russell 1000 Value ETF(a)	8,490	1,088,927

Total Exchange Traded Fund (cost $1,085,772)		1,088,927

Repurchase Agreements 2.8%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $1,020,000. (c)	$1,000,000	$1,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $562,843, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $574,063. (c)	562,807	562,807

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $3,549,633, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $3,570,000. (c)(d)	3,500,000	3,500,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $4,900,334, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $4,998,000. (c)	4,900,000	4,900,000

Total Repurchase Agreements (cost $9,962,807)		9,962,807

Total Investments (cost $324,114,873) — 99.8%		358,602,400

Other assets in excess of liabilities — 0.2%		741,722

NET ASSETS — 100.0%		$359,344,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $17,018,760, which was collateralized by cash used to purchase repurchase agreements with a total value of $9,962,807 and by $7,627,079, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $17,589,886.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $2,383,769 which represents 0.66% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $9,962,807.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IL	Israel
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Forward foreign currency contracts outstanding as of September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	4,580,400	USD	42,643	Bank of America NA	12/30/2019	20
USD	1,421,266	JPY	152,402,400	Bank of America NA	12/30/2019	1,723
USD	2,299,867	NOK	20,536,203	Goldman Sachs	12/30/2019	39,129
USD	1,350,518	AUD	1,970,754	Bank of America NA	12/31/2019	16,525
USD	9,471,893	EUR	8,499,850	Credit Suisse International	12/31/2019	139,355
USD	5,359,473	GBP	4,267,096	JPMorgan Chase Bank	12/31/2019	92,234

Total unrealized appreciation						288,986

NOK	1,301,300	USD	144,197	Goldman Sachs	12/30/2019	(943)
AUD	70,737	USD	48,062	Bank of America NA	12/31/2019	(181)
GBP	137,087	USD	170,043	JPMorgan Chase Bank	12/31/2019	(825)
USD	168,051	GBP	136,181	JPMorgan Chase Bank	12/31/2019	(49)

Total unrealized depreciation						(1,998)

Net unrealized appreciation						286,988

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,940,039	$–	$–	$1,940,039
Auto Components	3,696,457	–	–	3,696,457
Automobiles	2,787,125	1,806,769	–	4,593,894
Banks	59,224,892	–	–	59,224,892
Biotechnology	2,893,297	–	–	2,893,297
Building Products	1,453,286	–	–	1,453,286
Capital Markets	20,948,479	–	–	20,948,479
Communications Equipment	3,633,858	–	–	3,633,858
Containers & Packaging	2,641,422	–	–	2,641,422
Diversified Financial Services	10,500,258	–	–	10,500,258
Diversified Telecommunication Services	18,968,289	–	–	18,968,289
Electric Utilities	806,014	–	–	806,014
Electrical Equipment	8,867,656	–	–	8,867,656
Electronic Equipment, Instruments & Components	3,630,386	–	–	3,630,386
Energy Equipment & Services	15,386,615	–	–	15,386,615
Equity Real Estate Investment Trusts (REITs)	2,361,979	–	–	2,361,979

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total

Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$5,320,780	$2,176,344	$–	$7,497,124
Food Products	9,840,357	2,801,165	–	12,641,522
Health Care Equipment & Supplies	11,128,662	2,383,769	–	13,512,431
Health Care Providers & Services	11,849,041	–	–	11,849,041
Hotels, Restaurants & Leisure	2,041,476	–	–	2,041,476
Household Products	8,155,223	–	–	8,155,223
Industrial Conglomerates	9,057,150	3,603,909	–	12,661,059
Insurance	11,366,942	–	–	11,366,942
Leisure Products	1,344,920	–	–	1,344,920
Machinery	1,337,148	3,543,771	–	4,880,919
Metals & Mining	–	1,716,934	–	1,716,934
Multiline Retail	1,980,935	–	–	1,980,935
Oil, Gas & Consumable Fuels	25,396,288	7,697,258	–	33,093,546
Pharmaceuticals	29,141,191	–	–	29,141,191
Road & Rail	4,503,936	–	–	4,503,936
Semiconductors & Semiconductor Equipment	10,520,987	–	–	10,520,987
Software	3,778,745	–	–	3,778,745
Specialty Retail	3,697,186	–	–	3,697,186
Technology Hardware, Storage & Peripherals	1,873,477	–	–	1,873,477
Textiles, Apparel & Luxury Goods	5,044,059	–	–	5,044,059
Trading Companies & Distributors	4,702,192	–	–	4,702,192
Total Common Stocks	$321,820,747	$25,729,919	$–	$347,550,666
Exchange Traded Fund	$1,088,927	$–	$–	$1,088,927
Forward Foreign Currency Contracts	–	288,986	–	288,986
Repurchase Agreements	–	9,962,807	–	9,962,807
Total Assets	$322,909,674	$35,981,712	$–	$358,891,386
Liabilities:
Forward Foreign Currency Contracts	$–	$(1,998)	$–	$(1,998)
Total Liabilities	$–	$(1,998)	$–	$(1,998)
Total	$322,909,674	$35,979,714	$–	$358,889,388

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$ 288,986
Total		$ 288,986

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$ (1,998)
Total		$ (1,998)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

American Funds NVIT Asset Allocation Fund

Investment Company 100.1%
	Shares	Value

Balanced Fund 100.1%

American Funds Asset Allocation Fund, Class 1 (a)	290,863,064	$6,669,490,065

Total Investment Company (cost $5,535,595,087)		6,669,490,065

Total Investments (cost $5,535,595,087) — 100.1%		6,669,490,065

Liabilities in excess of other assets — (0.1)%		(3,581,083)

NET ASSETS — 100.0%		$6,665,908,982

(a) Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Funds NVIT Asset Allocation Fund (Continued)

American Funds NVIT Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

American Funds NVIT Bond Fund

Investment Company 100.1%
	Shares	Value

Fixed Income Fund 100.1%

American Funds Bond Fund, Class 1 (a)	302,152,094	$3,429,426,270

Total Investment Company (cost $3,302,216,822)		3,429,426,270

Total Investments (cost $3,302,216,822) — 100.1%		3,429,426,270

Liabilities in excess of other assets — (0.1)%		(1,811,442)

NET ASSETS — 100.0%		$3,427,614,828

(a) Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Funds NVIT Bond Fund (Continued)

American Funds NVIT Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

American Funds NVIT Global Growth Fund

Investment Company 100.1%
	Shares	Value

Equity Fund 100.1%
American Funds Global Growth Fund, Class 1 (a)	13,731,625	$401,238,097

Total Investment Company (cost $366,410,195)		401,238,097

Total Investments (cost $366,410,195) — 100.1%		401,238,097

Liabilities in excess of other assets — (0.1)%		(295,605)

NET ASSETS — 100.0%		$400,942,492

(a) Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Funds NVIT Global Growth Fund (Continued)

American Funds NVIT Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

American Funds NVIT Growth Fund

Investment Company 100.1%
	Shares	Value

Equity Fund 100.1%
American Funds Growth Fund, Class 1 (a)	9,279,498	$669,608,581

Total Investment Company (cost $657,084,890)		669,608,581

Total Investments (cost $657,084,890) — 100.1%		669,608,581

Liabilities in excess of other assets — (0.1)%		(432,056)

NET ASSETS — 100.0%		$669,176,525

(a) Investments in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Funds NVIT Growth Fund (Continued)

American Funds NVIT Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

American Funds NVIT Growth-Income Fund

Investment Company 100.1%
	Shares	Value

Equity Fund 100.1%
American Funds Growth-Income Fund, Class 1 (a)	71,478,743	$3,375,941,012

Total Investment Company (cost $3,212,986,699)		3,375,941,012

Total Investments (cost $3,212,986,699) — 100.1%		3,375,941,012

Liabilities in excess of other assets — (0.1)%		(1,809,642)

NET ASSETS — 100.0%		$3,374,131,370

(a) Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

American Funds NVIT Growth-Income Fund (Continued)

American Funds NVIT Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Asset-Backed Securities 6.2%
	Principal Amount	Value

Automobiles 1.6%
CIG Auto Receivables Trust, Series 2019-1A, Class D, 4.85%, 5/15/2026(a)	$1,150,000	$1,174,563
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024(a)	1,450,000	1,463,379
Westlake Automobile Receivables Trust, Series 2019-1A, Class E, 4.49%, 7/15/2024(a)	2,000,000	2,047,316

		4,685,258

Other 4.6%
Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/2024(a)	800,000	815,565
Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/2023(a)	300,000	310,505
Ascentium Equipment Receivables, Series 2019-1A, Class E, 4.31%, 4/12/2027(a)	2,500,000	2,565,086
Invitation Homes Trust, Series 2018-SFR3, Class F, 4.27%, 7/17/2037(a)(b)	1,300,000	1,296,588
Kabbage Funding LLC
Series 2019-1, Class C, 4.61%, 3/15/2024(a)	750,000	758,707
Series 2019-1, Class D, 5.69%, 3/15/2024(a)	1,000,000	1,014,645
Nationstar HECM Loan Trust, Series 2018-1A, Class M2, 3.47%, 2/25/2028(a)(b)	445,000	449,630
Progress Residential Trust, Series 2019-SFR1, Class E, 4.47%, 8/17/2035(a)	5,000,000	5,171,539
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/2036(a)	740,965	754,125

		13,136,390

Total Asset-Backed Securities (cost $17,428,873)		17,821,648

Collateralized Mortgage Obligations 21.9%
	Principal Amount	Value

Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B2, 6.29%, 3/25/2049(a)(b)	2,250,000	2,315,116
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 3.87%, 10/25/2027(a)(b)	1,950,000	1,955,768
Series 2019-1A, Class M1B, 3.77%, 3/25/2029(a)(b)	1,310,000	1,312,665
Series 2019-1A, Class M2, 4.72%, 3/25/2029(a)(b)	3,080,000	3,080,273
Series 2019-1A, Class B1, 6.02%, 3/25/2029(a)(b)	880,000	882,593
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1B1, 6.17%, 8/25/2031(a)(b)	2,570,000	2,759,322
Series 2019-R03, Class 1B1, 6.12%, 9/25/2031(a)(b)	1,100,000	1,180,888

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

Connecticut Avenue Securities Trust (continued)
Series 2019-R04, Class 2B1, 7.27%, 6/25/2039(a)(b)	$1,560,000	$1,702,183
Series 2019-R05, Class 1B1, 6.12%, 7/25/2039(a)(b)	700,000	720,033
CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/2058(a)(b)	5,372,091	5,537,410
Eagle RE Ltd.
Series 2019-1, Class M1B, 3.82%, 4/25/2029(a)(b)	2,680,000	2,690,255
Series 2019-1, Class B1, 6.52%, 4/25/2029(a)(b)	2,850,000	2,838,467
FHLMC STACR Trust
Series 2018-HQA2, Class B2, 13.02%, 10/25/2048(a)(b)	2,800,000	3,513,769
Series 2019-HRP1, Class B1, 6.07%, 2/25/2049(a)(b)	2,390,000	2,473,308
Series 2019-HQA1, Class B2, 14.27%, 2/25/2049(a)(b)	2,550,000	3,392,787
Series 2019-DNA2, Class B2, 12.52%, 3/25/2049(a)(b)	2,110,000	2,471,137
Series 2019-HQA2, Class B1, 6.12%, 4/25/2049(a)(b)	230,000	243,406
Series 2019-HQA2, Class B2, 13.27%, 4/25/2049(a)(b)	1,130,000	1,356,111
Series 2019-DNA3, Class B2, 10.17%, 7/25/2049(a)(b)	3,050,000	3,421,230
FNMA, Series 2018-C05, Class 1B1, 6.27%, 1/25/2031(b)	3,000,000	3,259,176
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class B1, 5.21%, 4/25/2049(a)(b)	3,000,000	3,059,577
Oaktown Re III Ltd., Series 2019-1A, Class B1B, 6.37%, 7/25/2029(a)(b)	3,270,000	3,283,727
Radnor RE Ltd.
Series 2019-1, Class M1B, 3.97%, 2/25/2029(a)(b)	3,120,000	3,133,191
Series 2019-2, Class B1, 4.72%, 6/25/2029(a)(b)	1,380,000	1,375,707
STACR Trust
Series 2018-HRP2, Class B2, 12.52%, 2/25/2047(a)(b)	2,000,000	2,205,011
Series 2018-DNA3, Class B1, 5.92%, 9/25/2048(a)(b)	1,500,000	1,599,040
Verus Securitization Trust
Series 2019-2, Class B1, 4.44%, 4/25/2059(a)(b)	850,000	858,877
Series 2019-INV2, Class B1, 4.45%, 7/25/2059(a)(b)	850,000	853,599

Total Collateralized Mortgage Obligations (cost $59,860,594)		63,474,626

Commercial Mortgage-Backed Securities 6.8%
	Principal Amount	Value

COMM Mortgage Trust
Series 2015-CR24, Class D, 3.46%, 8/10/2048(b)	3,000,000	2,813,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

COMM Mortgage Trust (continued)
Series 2015-CR26, Class D, 3.63%, 10/10/2048(b)	$3,000,000	$2,855,017
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.89%, 1/15/2049(b)	2,300,000	2,506,861
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class D, 3.55%, 6/15/2049(a)(b)	2,500,000	2,298,840
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.10%, 2/15/2047(b)	230,000	246,713
Series 2014-C17, Class D, 4.90%, 8/15/2047(a)(b)	2,100,000	2,052,394
Series 2015-C22, Class D, 4.38%, 4/15/2048(a)(b)	2,000,000	1,887,076
Series 2017-C33, Class D, 3.36%, 5/15/2050(a)	3,250,000	3,013,652
UBS Commercial Mortgage Trust, Series 2017-C4, Class C, 4.60%, 10/15/2050(b)	1,970,000	2,138,460

Total Commercial Mortgage-Backed Securities (cost $18,561,501)		19,812,413

Common Stocks 0.0%†
	Shares	Value

Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC *^¥	6,672	0

Paper & Forest Products 0.0%†
Catalyst Paper Corp. *^¥	344,368	0

Total Common Stocks (cost $53,656)		0

Corporate Bonds 51.1%
	Principal Amount	Value

Aerospace & Defense 0.5%
Bombardier, Inc.,
7.88%, 4/15/2027(a)	$1,340,000	1,334,439

Airlines 0.9%
Latam Finance Ltd.,
7.00%, 3/1/2026(a)	2,500,000	2,662,525

Auto Components 0.5%
Panther BF Aggregator 2 LP,
4.38%, 5/15/2026(a)	1,215,000	1,349,120

Banks 6.3%
AIB Group plc,
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(c)	1,475,000	1,533,761
Bank of America Corp.,
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(c)(d)	3,070,000	3,173,612

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Barclays plc,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024(c)(d)	$1,750,000	$1,861,125
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(c)	1,185,000	1,235,592
Danske Bank A/S,
(ICE LIBOR USD 3 Month + 1.25%), 3.00%, 9/20/2022(a)(c)	1,026,000	1,029,760
5.38%, 1/12/2024(a)	990,000	1,087,447
Intesa Sanpaolo SpA,
Series XR, 4.70%, 9/23/2049(a)	1,695,000	1,715,947
JPMorgan Chase & Co.,
Series FF, (SOFR + 3.38%), 5.00%, 8/01/2024(c)(d)	1,923,000	1,966,018
Sumitomo Mitsui Financial Group, Inc.,
3.20%, 9/17/2029	1,380,000	1,398,611
UniCredit SpA,
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(c)	3,000,000	3,084,796

		18,086,669

Beverages 0.9%
Bacardi Ltd.,
5.30%, 5/15/2048(a)	2,240,000	2,566,229

Biotechnology 0.9%
Horizon Pharma USA, Inc.,
5.50%, 8/1/2027(a)	2,615,000	2,719,600

Building Products 1.0%
Patrick Industries, Inc.,
7.50%, 10/15/2027(a)	1,104,000	1,137,230
Summit Materials LLC,
6.50%, 3/15/2027(a)	1,644,000	1,754,970

		2,892,200

Capital Markets 2.3%
Carlyle Holdings II Finance LLC,
5.63%, 3/30/2043(a)	130,000	151,650
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(c)	560,000	611,291
Lazard Group LLC,
4.38%, 3/11/2029	3,000,000	3,256,870
VistaJet Malta Finance plc,
10.50%, 6/1/2024(a)	2,688,000	2,607,360

		6,627,171

Chemicals 2.1%
Braskem Netherlands Finance BV,
4.50%, 1/10/2028(a)	745,000	745,931
Hexion, Inc.,
7.88%, 7/15/2027(a)	1,415,000	1,390,237
INEOS Finance plc,
2.88%, 5/1/2026(a)	1,685,000	1,813,557
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a)	640,000	666,144
Olin Corp.,
5.63%, 8/1/2029	1,305,000	1,357,592

		5,973,461

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Commercial Services & Supplies 0.9%
Prime Security Services Borrower LLC,
5.25%, 4/15/2024(a)	$530,000	$544,071
5.75%, 4/15/2026(a)	1,945,000	2,025,329

		2,569,400

Communications Equipment 0.0%†
Avaya, Inc.,
9.00%, 4/1/2019^¥(a)	625,000	0

Consumer Finance 3.3%
Avation Capital SA,
6.50%, 5/15/2021(a)	2,000,000	2,070,000
Avolon Holdings Funding Ltd.,
3.63%, 5/1/2022(a)	1,780,000	1,804,030
Ford Motor Credit Co. LLC,
3.81%, 10/12/2021	400,000	405,404
3.82%, 11/2/2027	2,400,000	2,275,374
General Motors Financial Co., Inc.,
3.55%, 7/8/2022	3,060,000	3,122,628

		9,677,436

Distributors 0.1%
Performance Food Group, Inc.,
5.50%, 10/15/2027(a)	255,000	268,387

Diversified Consumer Services 0.5%
BidFair MergeRight, Inc.,
7.38%, 10/15/2027(a)	1,320,000	1,344,842

Diversified Financial Services 0.2%
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/2035	630,000	659,307

Diversified Telecommunication Services 2.5%
Frontier Communications Corp.,
11.00%, 9/15/2025	240,000	109,800
8.50%, 4/1/2026(a)	1,600,000	1,599,840
Level 3 Financing, Inc.,
4.63%, 9/15/2027(a)	2,405,000	2,426,765
Telesat Canada,
6.50%, 10/15/2027(a)	355,000	360,769
Verizon Communications, Inc.,
1.50%, 9/19/2039	2,500,000	2,742,314

		7,239,488

Electric Utilities 3.6%
Duke Energy Corp.,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024(c)(d)	2,180,000	2,234,500
Florida Power & Light Co.,
3.99%, 3/1/2049	993,000	1,159,078
Southern California Edison Co.,
Series B, 4.88%, 3/1/2049	1,995,000	2,395,759
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)	3,542,332	2,098,832
Vistra Operations Co. LLC,
5.00%, 7/31/2027(a)	2,500,000	2,574,200

		10,462,369

Corporate Bonds (continued)
	Principal Amount	Value

Electronic Equipment, Instruments & Components 0.8%
Flex Ltd.,
4.88%, 6/15/2029	$2,207,000	$2,316,768

Energy Equipment & Services 0.7%
FTS International, Inc.,
6.25%, 5/1/2022	285,000	232,275
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a)	1,732,000	1,729,835

		1,962,110

Entertainment 0.5%
Netflix, Inc.,
3.88%, 11/15/2029(a)	1,235,000	1,426,853

Equity Real Estate Investment Trusts (REITs) 1.2%
GLP Capital LP,
4.00%, 1/15/2030	1,330,000	1,336,610
iStar, Inc.,
4.75%, 10/1/2024	1,125,000	1,144,778
MPT Operating Partnership LP,
4.63%, 8/1/2029	1,070,000	1,102,100

		3,583,488

Food Products 1.1%
JBS USA LUX SA,
5.50%, 1/15/2030(a)	955,000	1,012,281
Simmons Foods, Inc.,
5.75%, 11/1/2024(a)	2,201,000	2,145,975

		3,158,256

Gas Utilities 1.6%
Brooklyn Union Gas Co. (The),
3.87%, 3/4/2029(a)	4,345,000	4,773,968

Health Care Equipment & Supplies 0.4%
Medtronic Global Holdings SCA,
1.75%, 7/2/2049	1,026,000	1,173,454

Health Care Providers & Services 1.2%
BCPE Cycle Merger Sub II, Inc.,
10.63%, 7/15/2027(a)	2,025,000	1,954,125
Surgery Center Holdings, Inc.,
10.00%, 4/15/2027(a)	1,385,000	1,405,775

		3,359,900

Hotels, Restaurants & Leisure 2.4%
Enterprise Development Authority (The),
12.00%, 7/15/2024(a)	4,000,000	4,380,000
Grupo Posadas SAB de CV,
7.88%, 6/30/2022(a)	2,174,000	2,174,022
Viking Cruises Ltd.,
5.88%, 9/15/2027(a)	350,000	370,860

		6,924,882

Independent Power and Renewable Electricity Producers 0.1%
Clearway Energy Operating LLC,
5.75%, 10/15/2025(a)	360,000	378,900

Insurance 1.9%
CNO Financial Group, Inc.,
5.25%, 5/30/2029	1,220,000	1,335,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Insurance (continued)
Farmers Exchange Capital III,
(ICE LIBOR USD 3 Month + 3.45%), 5.45%, 10/15/2054(a)(c)	$2,510,000	$2,892,094
Galaxy Bidco Ltd.,
6.50%, 7/31/2026(a)	535,000	647,613
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5 Year + 3.70%), 3.63%, 5/23/2059(a)(c)	450,000	510,584
Mutual of Omaha Insurance Co.,
(ICE LIBOR USD 3 Month + 2.64%), 4.30%, 7/15/2054(a)(c)	170,000	170,325

		5,556,516

IT Services 0.6%
Fiserv, Inc.,
1.63%, 7/1/2030	1,370,000	1,605,486

Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.,
1.88%, 10/1/2049	2,237,000	2,438,359

Media 2.0%
Altice Luxembourg SA,
10.50%, 5/15/2027(a)	1,540,000	1,735,580
Diamond Sports Group LLC,
6.63%, 8/15/2027(a)	958,000	993,925
MDC Partners, Inc.,
6.50%, 5/1/2024(a)	3,343,000	3,046,309

		5,775,814

Metals & Mining 0.6%
Freeport-McMoRan, Inc.,
5.25%, 9/1/2029	1,715,000	1,709,641

Oil, Gas & Consumable Fuels 4.9%
Cheniere Energy Partners LP,
4.50%, 10/1/2029(a)	1,115,000	1,141,481
DCP Midstream Operating LP,
3.88%, 3/15/2023	250,000	252,813
EnLink Midstream Partners LP,
5.60%, 4/1/2044	540,000	441,450
5.05%, 4/1/2045	420,000	336,000
5.45%, 6/1/2047	1,620,000	1,320,300
EQT Corp.,
3.90%, 10/1/2027	3,250,000	2,817,199
Midwest Connector Capital Co. LLC,
4.63%, 4/1/2029(a)	1,467,000	1,611,628
MPLX LP,
4.50%, 4/15/2038	410,000	424,992
5.50%, 2/15/2049	345,000	400,102
Noble Energy, Inc.,
5.25%, 11/15/2043	2,120,000	2,361,274
Petroleos Mexicanos,
4.63%, 9/21/2023	310,000	318,990
6.84%, 1/23/2030(a)	1,940,000	2,009,646
6.75%, 9/21/2047	640,000	614,272

		14,050,147

Pharmaceuticals 1.1%
Bausch Health Americas, Inc.,
8.50%, 1/31/2027(a)	940,000	1,054,962

Corporate Bonds (continued)
	Principal Amount	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc.,
5.75%, 8/15/2027(a)	$725,000	$783,602
7.00%, 1/15/2028(a)	553,000	595,636
7.25%, 5/30/2029(a)	804,000	878,209

		3,312,409

Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc.,
4.25%, 4/15/2026(a)	908,000	937,880

Specialty Retail 0.7%
Michaels Stores, Inc.,
8.00%, 7/15/2027(a)	2,003,000	2,005,504

Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC,
4.90%, 10/1/2026(a)	1,398,000	1,498,521
EMC Corp.,
3.38%, 6/1/2023	300,000	300,030

		1,798,551

Trading Companies & Distributors 1.0%
BOC Aviation Ltd.,
3.50%, 10/10/2024(a)	2,735,000	2,806,330

Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.,
6.50%, 1/15/2026	360,000	387,068

Total Corporate Bonds (cost $142,818,931)		147,874,927

Foreign Government Securities 2.2%
	Principal Amount	Value

QATAR 1.3%
Qatar Government Bond,
5.10%, 4/23/2048 (a)	240,000	306,600
4.82%, 3/14/2049 (a)	2,755,000	3,408,089

		3,714,689

UNITED ARAB EMIRATES 0.9%
Abu Dhabi Government Bond,
3.13%, 9/30/2049 (a)	2,640,000	2,557,500

Total Foreign Government Securities (cost $5,578,333)		6,272,189

Loan Participations 7.5%
	Principal Amount	Value

Auto Components 0.8%
Trico Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 9.10%, 2/2/2024 (c)	2,359,500	2,303,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Loan Participations (continued)
	Principal Amount	Value

Communications Equipment 0.3%
CommScope, Inc., Term Loan B2, (ICE LIBOR USD 1 Month + 3.25%), 5.29%, 4/6/2026 (c)	$910,000	$905,942

Diversified Telecommunication Services 2.8%
CenturyLink, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.79%, 1/31/2025 (c)	3,106,288	3,083,860
Windstream Corp., DIP Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.55%, 2/26/2021 (c)	2,000,000	2,000,000
Windstream Refinance, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 9.25%, 2/17/2024 (c)	3,085,000	3,101,289

		8,185,149

Food Products 1.0%
JBS USA LLC, Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.54%, 5/1/2026 (c)	3,019,825	3,032,418

IT Services 0.9%
Dyncorp International, Inc., Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 8.03%, 8/18/2025 (c)	2,610,000	2,540,391

Media 0.3%
Diamond Sports Group LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.30%, 8/24/2026 *(c)	815,000	819,075

Wireless Telecommunication Services 1.4%
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.06%, 2/2/2024 (c)	3,970,000	3,956,343

Total Loan Participations (cost $21,545,629)		21,742,780

Preferred Stock 0.0%†
	Shares	Value

Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC, 0.00% *^¥(e)	4,172	0

Total Preferred Stock (cost $41,720)		0

Total Investments (cost $265,889,237) — 95.7%		276,998,583

Other assets in excess of liabilities — 4.3%		12,379,558

NET ASSETS — 100.0%		$289,378,141

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $187,101,440 which represents 64.66% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.
(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date reflects the next call date.
(e)

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2019.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 20191:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]	Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North American High Yield Index Series 32	5.00	Quarterly	6/20/2024	3.29	USD 99,000,000	(5,305,029)	(1,760,102)	(7,065,131)
Markit CDX North American Investment Grade Index Series 33	1.00	Quarterly	12/20/2024	0.60	USD 32,000,000	(623,282)	(15,251)	(638,533)

						(5,928,311)	(1,775,353)	(7,703,664)

1

The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Currency:

USD	United States Dollar

Forward foreign currency contracts outstanding as of September 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,403,096	EUR	2,193,416	Bank of America NA	10/28/2019	7,250
USD	10,064,942	EUR	9,125,000	JPMorgan Chase Bank	10/28/2019	97,800
USD	669,115	GBP	535,000	JPMorgan Chase Bank	10/28/2019	10,543

Net unrealized appreciation						115,593

Currency:

EUR	Euro
GBP	British Pound
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	7	12/2019	USD	1,136,187	2,807

					2,807

Short Contracts
Euro-Bund	(68)	12/2019	EUR	(12,914,817)	155,853
U.S. Treasury 2 Year Note	(175)	12/2019	USD	(37,712,500)	(20,023)
U.S. Treasury 5 Year Note	(560)	12/2019	USD	(66,723,125)	268,581
U.S. Treasury 10 Year Note	(110)	12/2019	USD	(14,334,375)	(13,034)
U.S. Treasury 10 Year Ultra Note	(69)	12/2019	USD	(9,826,031)	121,843
U.S. Treasury Ultra Bond	(130)	12/2019	USD	(24,947,813)	171,224

					684,444

					687,251

At September 30, 2019, the Fund had $1,621,718 segregated as collateral with the broker for open futures contracts

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$17,821,648	$–	$17,821,648
Collateralized Mortgage Obligations	–	63,474,626	–	63,474,626
Commercial Mortgage-Backed Securities	–	19,812,413	–	19,812,413
Common Stocks	–	–	–	–
Corporate Bonds
Aerospace & Defense	–	1,334,439	–	1,334,439
Airlines	–	2,662,525	–	2,662,525
Auto Components	–	1,349,120	–	1,349,120
Banks	–	18,086,669	–	18,086,669
Beverages	–	2,566,229	–	2,566,229
Biotechnology	–	2,719,600	–	2,719,600
Building Products	–	2,892,200	–	2,892,200
Capital Markets	–	6,627,171	–	6,627,171
Chemicals	–	5,973,461	–	5,973,461
Commercial Services & Supplies	–	2,569,400	–	2,569,400
Communications Equipment	–	–	–	–
Consumer Finance	–	9,677,436	–	9,677,436
Distributors	–	268,387	–	268,387
Diversified Consumer Services	–	1,344,842	–	1,344,842
Diversified Financial Services	–	659,307	–	659,307
Diversified Telecommunication Services	–	7,239,488	–	7,239,488
Electric Utilities	–	10,462,369	–	10,462,369
Electronic Equipment, Instruments & Components	–	2,316,768	–	2,316,768
Energy Equipment & Services	–	1,962,110	–	1,962,110
Entertainment	–	1,426,853	–	1,426,853
Equity Real Estate Investment Trusts (REITs)	–	3,583,488	–	3,583,488
Food Products	–	3,158,256	–	3,158,256
Gas Utilities	–	4,773,968	–	4,773,968
Health Care Equipment & Supplies	–	1,173,454	–	1,173,454

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Health Care Providers & Services	$–	$3,359,900	$–	$3,359,900
Hotels, Restaurants & Leisure	–	6,924,882	–	6,924,882
Independent Power and Renewable Electricity Producers	–	378,900	–	378,900
Insurance	–	5,556,516	–	5,556,516
IT Services	–	1,605,486	–	1,605,486
Life Sciences Tools & Services	–	2,438,359	–	2,438,359
Media	–	5,775,814	–	5,775,814
Metals & Mining	–	1,709,641	–	1,709,641
Oil, Gas & Consumable Fuels	–	14,050,147	–	14,050,147
Pharmaceuticals	–	3,312,409	–	3,312,409
Semiconductors & Semiconductor Equipment	–	937,880	–	937,880
Specialty Retail	–	2,005,504	–	2,005,504
Technology Hardware, Storage & Peripherals	–	1,798,551	–	1,798,551
Trading Companies & Distributors	–	2,806,330	–	2,806,330
Wireless Telecommunication Services	–	387,068	–	387,068
Total Corporate Bonds	–	147,874,927	–	147,874,927
Foreign Government Securities	–	6,272,189	–	6,272,189
Forward Foreign Currency Contracts	–	115,593	–	115,593
Futures Contracts	720,308	–	–	720,308
Loan Participations	–	21,742,780	–	21,742,780
Preferred Stock	–	–	–	–
Total Assets	$720,308	$277,114,176	$–	$277,834,484
Liabilities:
Swap Contracts*	$–	$(1,775,353)	$–	$(1,775,353)
Futures Contracts	(33,057)	–	–	(33,057)
Total Liabilities	$(33,057)	$(1,775,353)	$–	$(1,808,410)
Total	$687,251	$275,338,823	$–	$276,026,074

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

* Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

During the period ended September 30, 2019, the Fund held one corporate bond, two international common stock and one preferred stock investments that were categorized as Level 3 investments which were valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Balance as of 12/31/2018	$225,282	$25,032	$250,314
Accrued Accretion/(Amortization)	—	—	—
Realized Gain (Loss)	110,048	—	110,048
Purchases	—	—	—
Sales	(216,063)	—	(216,063)
Change in Unrealized Appreciation/Depreciation	(119,267)	(25,032)	(144,299)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 9/30/2019	$—	$—	$—
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2019*	$—	$(25,032)	$(25,032)

Amounts designated as “—” are zero or have been rounded to zero.

Transfers into or out of Level 3 are generally due to a change in market value methodology.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended September 30, 2019. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund utilized credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received at the beginning of the initiation period are included under “Receivable for variation margin on centrally cleared credit default swap contracts”. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2019 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$ 115,593
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$ 720,308
Total		$ 835,901

Liabilities:
Swap Contracts(a)
Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$ (1,775,353)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$ (33,057)
Total		$ (1,808,410)

(a) Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Common Stocks 90.4%
	Shares	Value

Aerospace & Defense 2.9%
BAE Systems plc	744,970	$5,220,072
Lockheed Martin Corp.	6,525	2,545,141
Northrop Grumman Corp.	5,506	2,063,594
Raytheon Co.	4,720	926,017

		10,754,824

Air Freight & Logistics 0.9%
FedEx Corp.	23,410	3,407,794

Automobiles 1.1%
General Motors Co.	106,880	4,005,862

Banks 13.2%
Bank of America Corp.	339,503	9,903,302
Citigroup, Inc.	174,215	12,034,772
JPMorgan Chase & Co.	116,697	13,734,070
Wells Fargo & Co.	263,790	13,305,568

		48,977,712

Beverages 1.0%
Constellation Brands, Inc., Class A	9,050	1,875,884
PepsiCo, Inc.	13,270	1,819,317

		3,695,201

Building Products 0.7%
Johnson Controls International plc	47,080	2,066,341
Masco Corp.	9,030	376,371

		2,442,712

Capital Markets 3.7%
Charles Schwab Corp. (The)	58,080	2,429,486
Goldman Sachs Group, Inc. (The)	8,157	1,690,375
Morgan Stanley	120,132	5,126,033
Raymond James Financial, Inc.	13,180	1,086,823
State Street Corp.	56,481	3,343,110

		13,675,827

Chemicals 1.5%
Corteva, Inc.	70,907	1,985,396
Dow, Inc.	26,523	1,263,821
DuPont de Nemours, Inc.	33,726	2,405,001

		5,654,218

Communications Equipment 1.8%
Cisco Systems, Inc.	57,050	2,818,840
Motorola Solutions, Inc.	22,309	3,801,677

		6,620,517

Construction Materials 0.6%
CRH plc	58,771	2,016,130

Containers & Packaging 0.2%
International Paper Co.	13,581	567,957

Diversified Financial Services 0.8%
AXA Equitable Holdings, Inc.	139,348	3,087,952

Diversified Telecommunication Services 4.3%
BCE, Inc.	8,364	404,901
Verizon Communications, Inc.	257,857	15,564,249

		15,969,150

Electric Utilities 2.2%
FirstEnergy Corp.	123,989	5,979,989
NextEra Energy, Inc.	10,026	2,335,958

		8,315,947

Energy Equipment & Services 0.9%
Baker Hughes a GE Co.	144,790	3,359,128

Common Stocks (continued)
	Shares	Value

Food Products 2.8%
Conagra Brands, Inc. (a)	80,791	$2,478,668
Kellogg Co. (a)	31,290	2,013,512
Mondelez International, Inc., Class A	12,220	676,010
Nestle SA (Registered)	49,280	5,345,603

		10,513,793

Health Care Equipment & Supplies 5.0%
Alcon, Inc. *	39,876	2,327,254
Koninklijke Philips NV	150,643	6,983,018
Medtronic plc	86,440	9,389,113

		18,699,385

Health Care Providers & Services 5.3%
Anthem, Inc.	25,760	6,184,976
CVS Health Corp.	75,198	4,742,738
Humana, Inc.	17,458	4,463,487
McKesson Corp.	8,081	1,104,349
Quest Diagnostics, Inc.	16,200	1,733,886
UnitedHealth Group, Inc.	6,780	1,473,430

		19,702,866

Household Durables 2.6%
Newell Brands, Inc.	187,920	3,517,862
Sony Corp.	102,500	6,022,953

		9,540,815

Household Products 0.5%
Henkel AG & Co. KGaA (Preference)	11,050	1,094,125
Procter & Gamble Co. (The)	5,547	689,936

		1,784,061

Industrial Conglomerates 1.9%
General Electric Co.	362,447	3,240,276
Siemens AG (Registered)	35,590	3,813,950

		7,054,226

Insurance 7.3%
American International Group, Inc.	137,247	7,644,658
Arthur J Gallagher & Co.	43,680	3,912,418
Marsh & McLennan Cos., Inc. (a)	7,261	726,463
MetLife, Inc.	134,183	6,328,070
Travelers Cos., Inc. (The)	26,473	3,936,270
Willis Towers Watson plc	24,170	4,664,085

		27,211,964

IT Services 1.7%
Cognizant Technology Solutions Corp., Class A	106,640	6,426,660

Leisure Products 0.2%
Mattel, Inc. *(a)	60,064	684,129

Machinery 0.7%
Pentair plc	63,970	2,418,066

Media 1.9%
Comcast Corp., Class A	155,631	7,015,845

Multiline Retail 1.7%
Dollar General Corp.	39,029	6,203,269

Multi-Utilities 0.3%
Public Service Enterprise Group, Inc.	19,413	1,205,159

Oil, Gas & Consumable Fuels 7.1%
BP plc	1,225,760	7,749,989
ConocoPhillips	26,070	1,485,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Equinor ASA	72,080	$1,367,266
Marathon Oil Corp.	187,290	2,298,048
Marathon Petroleum Corp.	103,240	6,271,830
TOTAL SA, ADR-FR	41,006	2,132,312
Williams Cos., Inc. (The)	212,656	5,116,503

		26,421,417

Personal Products 1.1%
Unilever NV, NYRS-UK	65,413	3,926,742

Pharmaceuticals 5.9%
AstraZeneca plc	59,628	5,298,825
Bayer AG (Registered)	69,515	4,901,286
Bristol-Myers Squibb Co. (a)	54,160	2,746,454
Novo Nordisk A/S, ADR-DK	32,590	1,684,903
Pfizer, Inc.	166,771	5,992,082
Sanofi	14,560	1,350,127

		21,973,677

Road & Rail 0.4%
Union Pacific Corp.	9,775	1,583,355

Semiconductors & Semiconductor Equipment 1.1%
Marvell Technology Group Ltd. (a)	49,790	1,243,256
NXP Semiconductors NV	14,520	1,584,423
QUALCOMM, Inc.	17,622	1,344,206

		4,171,885

Software 2.6%
Constellation Software, Inc.	1,900	1,897,562
Microsoft Corp.	40,457	5,624,737
Oracle Corp.	38,007	2,091,525

		9,613,824

Specialty Retail 0.9%
Lowe’s Cos., Inc.	30,900	3,397,764

Technology Hardware, Storage & Peripherals 1.6%
Samsung Electronics Co. Ltd., GDR-KR Reg. S (a)	5,865	5,969,967

Tobacco 1.4%
Altria Group, Inc.	109,326	4,471,433
Imperial Brands plc	30,350	681,782
Philip Morris International, Inc.	2,610	198,177

		5,351,392

Trading Companies & Distributors 0.6%
Ferguson plc	29,960	2,188,892

Total Common Stocks (cost $298,063,565)		335,610,084

Master Limited Partnership 1.6%
	Shares	Value

Oil, Gas & Consumable Fuels 1.6%
Enterprise Products Partners LP	204,080	$5,832,606

Total Master Limited Partnership (cost $5,738,864)		5,832,606

Repurchase Agreements 0.2%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $200,013, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $204,000. (b)	$200,000	200,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $190,737, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $194,539. (b)	190,725	190,725

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $101,419, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $102,000. (b)(c)	100,000	100,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $200,014, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $204,000. (b)	200,000	200,000

Total Repurchase Agreements (cost $690,725)		690,725

Total Investments (cost $304,493,154) — 92.2%		342,133,415

Other assets in excess of liabilities — 7.8%		29,003,869

NET ASSETS — 100.0%		$371,137,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund (Continued)

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $8,857,518, which was collateralized by cash used to purchase repurchase agreements with a total value of $690,725 and by $8,413,624, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $9,104,349.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $690,725.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
DK	Denmark
FR	France
GDR	Global Depositary Receipt
KR	South Korea
NYRS	New York Registry Shares
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,534,752	$5,220,072	$–	$10,754,824
Air Freight & Logistics	3,407,794	–	–	3,407,794
Automobiles	4,005,862	–	–	4,005,862
Banks	48,977,712	–	–	48,977,712
Beverages	3,695,201	–	–	3,695,201
Building Products	2,442,712	–	–	2,442,712
Capital Markets	13,675,827	–	–	13,675,827
Chemicals	5,654,218	–	–	5,654,218
Communications Equipment	6,620,517	–	–	6,620,517
Construction Materials	–	2,016,130	–	2,016,130
Containers & Packaging	567,957	–	–	567,957
Diversified Financial Services	3,087,952	–	–	3,087,952
Diversified Telecommunication Services	15,969,150	–	–	15,969,150
Electric Utilities	8,315,947	–	–	8,315,947
Energy Equipment & Services	3,359,128	–	–	3,359,128
Food Products	5,168,190	5,345,603	–	10,513,793
Health Care Equipment & Supplies	9,389,113	9,310,272	–	18,699,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$19,702,866	$–	$–	$19,702,866
Household Durables	3,517,862	6,022,953	–	9,540,815
Household Products	689,936	1,094,125	–	1,784,061
Industrial Conglomerates	3,240,276	3,813,950	–	7,054,226
Insurance	27,211,964	–	–	27,211,964
IT Services	6,426,660	–	–	6,426,660
Leisure Products	684,129	–	–	684,129
Machinery	2,418,066	–	–	2,418,066
Media	7,015,845	–	–	7,015,845
Multiline Retail	6,203,269	–	–	6,203,269
Multi-Utilities	1,205,159	–	–	1,205,159
Oil, Gas & Consumable Fuels	17,304,162	9,117,255	–	26,421,417
Personal Products	3,926,742	–	–	3,926,742
Pharmaceuticals	10,423,439	11,550,238	–	21,973,677
Road & Rail	1,583,355	–	–	1,583,355
Semiconductors & Semiconductor Equipment	4,171,885	–	–	4,171,885
Software	9,613,824	–	–	9,613,824
Specialty Retail	3,397,764	–	–	3,397,764
Technology Hardware, Storage & Peripherals	–	5,969,967	–	5,969,967
Tobacco	4,669,610	681,782	–	5,351,392
Trading Companies & Distributors	–	2,188,892	–	2,188,892
Total Common Stocks	$273,278,845	$62,331,239	$–	$335,610,084
Master Limited Partnership	$5,832,606	$–	$–	$5,832,606
Repurchase Agreements	–	690,725	–	690,725
Total	$279,111,451	$63,021,964	$–	$342,133,415

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Company 96.2%
	Shares	Value

Alternative Assets 96.2%
BlackRock Global Allocation VI Fund, Class I *	16,577,542	$277,342,281

Total Investment Company (cost $266,252,335)		277,342,281

Short-Term Investment 3.0%
	Shares	Value

Money Market Fund 3.0%
JPMorgan U.S. Government Money Market Fund - Institutional Shares, 1.81% (a)	8,538,174	8,538,174

Total Short-Term Investment (cost $8,538,174)		8,538,174

Total Investments (cost $274,790,509) — 99.2%		285,880,455

Other assets in excess of liabilities — 0.8%		2,330,374

NET ASSETS — 100.0%		$288,210,829

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2019.

Futures contracts outstanding as of September 30, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	207	12/2019	USD	19,648,440	(66,891)
Russell 2000 E-Mini Index	1	12/2019	USD	76,250	(1,857)
S&P 500 E-Mini Index	192	12/2019	USD	28,593,600	(187,840)
S&P Midcap 400 E-Mini Index	3	12/2019	USD	581,400	(2,198)

					(258,786)

At September 30, 2019, the Fund has $2,384,195 segregated as collateral with the broker for open futures contracts.

Currency:

USD United	States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (258,786)
Total		$ (258,786)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Asset-Backed Securities 10.2%
	Principal Amount	Value

Automobiles 0.3%
Flagship Credit Auto Trust, Series 2017-4, Class C, 2.92%, 11/15/2023(a)	$500,000	$504,303

Home Equity 1.4%
Mastr Asset-Backed Securities Trust, Series 2007-HE1, Class A3, 2.23%, 5/25/2037(b)	2,733,791	2,634,740

Other 8.2%
AIMCO CLO, Series 2015-AA, Class AR, 3.15%, 1/15/2028(a)(b)	500,000	499,535
Birch Grove CLO Ltd., Series 19A, Class A, 3.97%, 6/15/2031(a)(b)	500,000	499,223
CFIP CLO Ltd., Series 2017-1A, Class B, 3.95%, 1/18/2030(a)(b)	500,000	496,955
Countrywide Asset-Backed Certificates, Series 2007-BC3, Class 2A3, 2.20%, 11/25/2047(b)	845,698	779,315
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV3, 2.17%, 5/25/2036(b)	3,263,559	2,706,026
ENA Norte Trust, Reg. S, 4.95%, 4/25/2023	122,561	126,239
FREED ABS Trust, Series 2019-1, Class A, 3.42%, 6/18/2026(a)	176,731	177,732
GPMT Ltd., Series 2019-FL2, Class A, 3.33%, 2/22/2036(a)(b)	183,000	183,458
JP Morgan Mortgage Acquisition Trust
Series 2006-RM1, Class A5, 2.26%, 8/25/2036(b)	2,031,833	1,192,309
Series 2007-CH3, Class M2, 2.34%, 3/25/2037(b)	1,500,000	1,279,098
KREF Ltd., Series 2018-FL1, Class A, 3.12%, 6/15/2036(a)(b)	184,000	184,230
LCM XV LP, Series 15A, Class DR, 5.98%, 7/20/2030(a)(b)	250,000	243,134
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.00%, 4/25/2058(a)(c)	817,248	826,716
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/2026(a)	250,000	249,905
LoanCore Issuer Ltd.
Series 2018-CRE1, Class AS, 3.53%, 5/15/2028(a)(b)	236,000	236,148
Series 2019-CRE2, Class AS, 3.53%, 5/15/2036(a)(b)	188,000	188,470
Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.02%, 11/21/2027(a)(b)	500,000	497,149
MP CLO IV Ltd., Series 2013-2A, Class ARR, 3.56%, 7/25/2029(a)(b)	500,000	499,088
New Century Home Equity Loan Trust, Series 2006-1, Class A2C, 2.30%, 5/25/2036(b)	1,500,000	1,286,424
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.47%, 10/20/2030(a)(b)	500,000	499,074
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/2023(a)	252,206	254,958
Sofi Consumer Loan Program LLC, Series 2017-6, Class A2, 2.82%, 11/25/2026(a)	230,095	230,681
Sprite Ltd., Series 2017-1, Class A, 4.25%, 12/15/2037(a)	350,347	356,422
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/2048(a)	496,250	514,899
Venture XX CLO Ltd., Series 2015-20A, Class AR, 3.12%, 4/15/2027(a)(b)	486,979	486,397

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Zais CLO 5 Ltd., Series 2016-2A, Class A1, 3.83%, 10/15/2028(a)(b)	$500,000	$499,744

		14,993,329

Student Loan 0.3%
Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.83%, 8/25/2047(a)	500,000	528,008

Total Asset-Backed Securities (cost $18,555,745)		18,660,380

Collateralized Mortgage Obligations 25.5%
	Principal Amount	Value

Alternative Loan Trust
Series 2005-64CB, Class 1A12, 2.82%, 12/25/2035(b)	2,052,279	1,794,688
Series 2006-13T1, Class A1, 6.00%, 5/25/2036	2,568,590	1,933,281
Series 2006-OA7, Class 1A2, 3.39%, 6/25/2046(b)	2,787,771	2,590,225
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 2.50%, 2/25/2036(b)	2,434,691	2,435,625
Chase Mortgage Finance Trust, Series 2007-S5, Class 1A10, 6.00%, 7/25/2037	2,209,175	1,626,557
CHL Mortgage Pass-Through Trust, Series 2006-20, Class 1A36, 5.75%, 2/25/2037	1,799,139	1,422,595
CIM Trust, Series 2017-8, Class A1, 3.00%, 12/25/2065(a)(b)	1,063,699	1,064,228
Ellington Financial Mortgage Trust
Series 2017-1, Class A1, 2.69%, 10/25/2047(a)(b)	466,206	464,004
Series 2017-1, Class A2, 2.74%, 10/25/2047(a)(b)	473,976	471,734
Series 2017-1, Class A3, 2.84%, 10/25/2047(a)(b)	349,655	348,162
FHLMC REMICS
Series 4749, Class LV, 3.50%, 4/15/2038	4,000,000	4,211,326
Series 4729, Class AG, 3.00%, 1/15/2044	5,000,000	5,187,717
Series 4748, Class KW, 3.50%, 9/15/2044	3,000,000	3,239,672
Series 4750, Class PA, 3.00%, 7/15/2046	3,429,642	3,481,905
Series 4752, Class PL, 3.00%, 9/15/2046	3,436,935	3,551,951
FNMA REMICS
Series 2013-20, Class MA, 2.50%, 3/25/2033	3,556,562	3,632,244
Series 2018-33, Class A, 3.00%, 5/25/2048	3,282,119	3,352,132
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A11, 2.20%, 7/25/2047(b)	1,200,702	1,022,055
JP Morgan Mortgage Trust, Series 2006-S1, Class 2A9, 6.50%, 4/25/2036	716,917	786,273
NRPL Trust, Series 2018-2A, Class A1, 4.25%, 7/25/2067(a)(b)	1,751,663	1,758,215
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(c)	2,000,000	2,020,124

Total Collateralized Mortgage Obligations (cost $45,892,700)		46,394,713

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Commercial Mortgage-Backed Securities 6.3%
	Principal Amount	Value

Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.08%, 12/15/2036(a)(b)	$152,000	$152,568
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 2.93%, 9/15/2035(a)(b)	170,159	170,166
BANK
Series 2017-BNK8, Class XA, IO, 0.88%, 11/15/2050(b)	4,418,663	224,136
Series 2017-BNK6, Class XA, IO, 1.00%, 7/15/2060(b)	4,623,253	232,852
Series 2018-BN10, Class XA, IO, 0.89%, 2/15/2061(b)	2,885,211	150,438
Series 2019-BN19, Class AS, 3.45%, 8/15/2061	191,000	202,625
BBCMS Trust, Series 2018-BXH, Class A, 3.03%, 10/15/2037(a)(b)	51,744	51,615
BB-UBS Trust Series 2012-SHOW, Class XB, IO, 0.28%, 11/5/2036(a)(b)	4,823,000	44,844
Series 2012-SHOW, Class XA, IO, 0.73%, 11/5/2036(a)(b)	8,760,000	260,954
BX Trust
Series 2018-GW, Class A, 2.83%, 5/15/2035(a)(b)	177,000	176,612
Series 2018-EXCL, Class A, 3.12%, 9/15/2037(a)(b)	56,258	56,206
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class D, 4.50%, 10/15/2034(a)(b)	232,000	242,993
Series 2017-VICI, Class E, 4.50%, 10/15/2034(a)(b)	232,000	240,267
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.11%, 11/13/2050(b)	5,901,423	322,325
CHT Mortgage Trust
Series 2017-CSMO, Class E, 5.03%, 11/15/2036(a)(b)	302,000	302,564
Series 2017-CSMO, Class F, 5.77%, 11/15/2036(a)(b)	161,000	161,402
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class XA, IO, 1.33%, 3/10/2047(b)	3,769,769	163,171
Series 2014-GC21, Class XA, IO, 1.35%, 5/10/2047(b)	3,420,068	157,826
Series 2016-GC36, Class D, 2.85%, 2/10/2049(a)	194,000	168,624
COMM Mortgage Trust
Series 2017-PANW, Class E, 4.13%, 10/10/2029(a)(b)	254,000	248,889
Series 2017-PANW, Class D, 4.34%, 10/10/2029(a)(b)	152,000	158,281
Series 2014-CR20, Class XA, IO, 1.19%, 11/10/2047(b)	6,317,199	275,566
Series 2015-CR23, Class C, 4.39%, 5/10/2048(b)	407,000	433,750
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, IO, 1.94%, 1/15/2049(b)	975,829	78,490
Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050(b)	7,088,016	329,947
Series 2017-CX10, Class C, 4.25%, 11/15/2050(b)	405,000	431,935
CSMC Trust
Series 2017-CALI, Class E, 3.90%, 11/10/2032(a)(b)	250,000	245,585
Series 2017-CALI, Class F, 3.90%, 11/10/2032(a)(b)	250,000	238,982
CSWF, Series 2018-TOP, Class A, 3.03%, 8/15/2035(a)(b)	180,000	179,887
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 2.83%, 5/15/2035(a)(b)	165,209	165,208

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Exantas Capital Corp. Ltd., Series 2019-RSO7, Class A, 3.02%, 4/15/2036(a)(b)	$184,953	$184,953
GPMT Ltd., Series 2018-FL1, Class A, 2.94%, 11/21/2035(a)(b)	104,553	104,488
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 2.93%, 7/15/2031(a)(b)	100,000	99,780
Series 2018-TWR, Class D, 3.63%, 7/15/2031(a)(b)	100,000	99,615
Series 2018-LUAU, Class A, 3.03%, 11/15/2032(a)(b)	184,000	183,769
Series 2018-FBLU, Class F, 5.28%, 11/15/2035(a)(b)	147,000	147,550
Series 2019-SOHO, Class E, 3.90%, 6/15/2036(a)(b)	125,000	124,725
GS Mortgage Securities Trust
Series 2016-GS4, Class XA, IO, 0.70%, 11/10/2049(b)	7,772,395	221,875
Series 2017-GS8, Class XA, IO, 1.12%, 11/10/2050(b)	5,322,461	331,516
Series 2017-GS8, Class C, 4.48%, 11/10/2050(b)	405,000	438,542
HPLY Trust, Series 2019-HIT, Class F, 5.18%, 11/15/2036(a)(b)	113,836	114,405
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.03%, 6/15/2032(a)(b)	171,826	171,663
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class XA, IO, 1.59%, 5/15/2050(b)	3,138,623	222,830
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D, 4.23%, 11/15/2034(a)(b)	111,000	110,860
Series 2017-ASHF, Class E, 5.18%, 11/15/2034(a)(b)	167,000	166,790
Series 2017-ASHF, Class F, 6.38%, 11/15/2034(a)(b)	127,000	126,920
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, IO, 2.15%, 10/10/2048(b)	3,303,126	304,270
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.46%, 11/15/2050(b)	349,000	376,617
Series 2017-C6, Class C, 4.60%, 12/15/2050(b)	173,000	188,418
Series 2018-C8, Class C, 4.86%, 2/15/2051(b)	173,000	190,468
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class C, 4.69%, 10/15/2045(b)	405,000	426,373
Series 2015-C28, Class XA, IO, 0.79%, 5/15/2048(b)	9,640,388	271,520
Series 2017-C41, Class B, 4.19%, 11/15/2050(b)	251,000	273,489
Series 2017-C41, Class C, 4.66%, 11/15/2050(b)	327,000	351,203

Total Commercial Mortgage-Backed Securities (cost $11,204,493)		11,501,347

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds 20.0%
	Principal Amount	Value

Aerospace & Defense 0.1%
Bombardier, Inc., 6.00%, 10/15/2022(a)	$45,000	$44,944
TransDigm, Inc.,
6.25%, 3/15/2026(a)	25,000	26,844
6.38%, 6/15/2026	35,000	36,837

		108,625

Air Freight & Logistics 0.0%†
FedEx Corp., 4.75%, 11/15/2045	45,000	48,419

Airlines 0.2%
Delta Air Lines, Inc., 3.63%, 3/15/2022	105,000	107,860
Latam Finance Ltd., 7.00%, 3/1/2026(a)	200,000	213,002

		320,862

Auto Components 0.1%
Icahn Enterprises LP,
6.38%, 12/15/2025	35,000	36,803
6.25%, 5/15/2026(a)	70,000	73,412
Panther BF Aggregator 2 LP, 6.25%, 5/15/2026(a)	55,000	57,888

		168,103

Banks 5.1%
Banco BTG Pactual SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.26%), 7.75%, 2/15/2029(a)(d)	200,000	208,500
Banco de Reservas de la Republica Dominicana, Reg. S, 7.00%, 2/1/2023	150,000	157,127
Banco do Brasil SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(d)(e)	200,000	197,000
Banco General SA, Reg. S, 4.13%, 8/7/2027	200,000	209,626
Banco Internacional del Peru SAA Interbank, Reg. S, 3.38%, 1/18/2023	150,000	151,688
Banco Macro SA, Reg. S, (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/4/2026(d)	300,000	204,750
Banco Mercantil del Norte SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 1/10/2028(d)(e)	200,000	204,002
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(a)(d)(e)	200,000	202,700
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 5.95%, 10/1/2028(a)(d)	200,000	214,200
Bancolombia SA,
5.13%, 9/11/2022	100,000	105,126
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(d)	200,000	205,750
Banistmo SA, 3.65%, 9/19/2022(a)	300,000	301,503
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(d)	165,000	165,260
Bank of Nova Scotia (The), 3.40%, 2/11/2024	85,000	88,762

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
BBVA Bancomer SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(d)	$400,000	$381,000
Citigroup, Inc., (ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(d)	165,000	174,677
Commonwealth Bank of Australia, 3.90%, 7/12/2047(a)	125,000	139,996
DBS Group Holdings Ltd., Reg. S, (USD Swap Semi 5 Year + 2.39%), 3.60%, 9/07/2021(d)(e)	300,000	300,750
Gilex Holding Sarl, Reg. S, 8.50%, 5/2/2023	150,000	160,876
Global Bank Corp., (ICE LIBOR USD 3 Month + 3.30%), 5.25%, 4/16/2029(a)(d)	200,000	212,150
Mitsubishi UFJ Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 2.88%, 3/2/2023(d)	105,000	104,964
Oversea-Chinese Banking Corp. Ltd., Reg. S, 4.25%, 6/19/2024	200,000	212,293
Royal Bank of Canada, 2.55%, 7/16/2024	240,000	243,251
Santander Holdings USA, Inc., 3.40%, 1/18/2023	100,000	102,329
STRU JPM-2358 COLL 2.41%, 10/25/2029	4,000,000	4,012,500
Sumitomo Mitsui Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 3.04%, 1/17/2023(d)	115,000	115,084
United Overseas Bank Ltd., Reg. S, (USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/2023(d)(e)	200,000	200,704
Wells Fargo & Co.,
3.07%, 1/24/2023	80,000	81,467
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(d)	85,000	90,047
Westpac Banking Corp., 3.30%, 2/26/2024	175,000	183,125

		9,331,207

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	70,000	91,610
Cott Holdings, Inc., 5.50%, 4/1/2025(a)	110,000	114,128

		205,738

Biotechnology 0.2%
AbbVie, Inc., 3.20%, 11/6/2022	90,000	92,313
Celgene Corp., 4.35%, 11/15/2047	185,000	214,454

		306,767

Building Products 0.1%
Builders FirstSource, Inc., 5.63%, 9/1/2024(a)	61,000	63,440
InterCement Financial Operations BV, Reg. S, 5.75%, 7/17/2024	200,000	150,000

		213,440

Capital Markets 0.4%
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.78%), 3.04%, 10/31/2022(d)	85,000	85,249
(ICE LIBOR USD 3 Month + 1.17%), 3.33%, 5/15/2026(d)	99,000	99,509
Macquarie Group Ltd., (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(d)	85,000	86,634

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets (continued)
Macquarie Group Ltd., (continued) (ICE LIBOR USD 3 Month + 1.33%), 4.15%, 3/27/2024(a)(d)	$80,000	$84,401
Morgan Stanley, (ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(d)	190,000	198,428
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	160,000	172,972

		727,193

Chemicals 0.4%
DuPont de Nemours, Inc., 5.42%, 11/15/2048	75,000	94,953
Mosaic Co. (The), 4.05%, 11/15/2027	80,000	83,112
Sociedad Quimica y Minera de Chile SA, Reg. S, 4.38%, 1/28/2025	200,000	211,250
Syngenta Finance NV, Reg. S, 5.68%, 4/24/2048	200,000	206,634
UPL Corp. Ltd., Reg. S, 3.25%, 10/13/2021	200,000	200,744

		796,693

Commercial Services & Supplies 0.2%
Aramark Services, Inc., 5.00%, 4/1/2025(a)	90,000	92,925
Clean Harbors, Inc., 4.88%, 7/15/2027(a)	70,000	73,062
Garda World Security Corp., 8.75%, 5/15/2025(a)	55,000	56,491
GFL Environmental, Inc., 8.50%, 5/1/2027(a)	35,000	38,806
Waste Management, Inc., 3.45%, 6/15/2029	85,000	91,794

		353,078

Communications Equipment 0.0%†
CommScope, Inc., 5.50%, 3/1/2024(a)	50,000	51,438

Construction & Engineering 0.0%†
AECOM, 5.13%, 3/15/2027	75,000	78,637

Construction Materials 0.1%
Inversiones CMPC SA, Reg. S, 4.75%, 9/15/2024	200,000	213,691

Consumer Finance 0.7%
American Express Co., 2.50%, 8/1/2022	85,000	85,853
Avolon Holdings Funding Ltd.,
5.25%, 5/15/2024(a)	70,000	74,956
3.95%, 7/1/2024(a)	65,000	66,671
Credito Real SAB de CV SOFOM ER, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.03%), 9.12%, 11/29/2022(d)(e)	200,000	205,002
Discover Financial Services, 4.10%, 2/9/2027	85,000	90,446
Docuformas SAPI de CV, 10.25%, 7/24/2024(a)	200,000	196,502
General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 0.99%), 3.28%, 1/5/2023(d)	180,000	177,504
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024(a)(f)	65,000	65,813
Springleaf Finance Corp., 6.63%, 1/15/2028	50,000	53,765

Corporate Bonds (continued)
	Principal Amount	Value

Consumer Finance (continued)
Unifin Financiera SAB de CV SOFOM ENR, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025(d)(e)	$200,000	$177,502

		1,194,014

Containers & Packaging 0.1%
Flex Acquisition Co., Inc.,
6.88%, 1/15/2025(a)	40,000	36,484
WRKCo, Inc.,
3.75%, 3/15/2025	80,000	84,213

		120,697

Diversified Financial Services 0.1%
Allied Universal Holdco LLC,
6.63%, 7/15/2026(a)	60,000	63,375
Refinitiv US Holdings, Inc.,
6.25%, 5/15/2026(a)	85,000	91,162
Verscend Escrow Corp.,
9.75%, 8/15/2026(a)	100,000	106,487

		261,024

Diversified Telecommunication Services 0.4%
AT&T, Inc.,
3.40%, 5/15/2025	125,000	130,418
CCO Holdings LLC,
5.75%, 2/15/2026(a)	100,000	105,700
5.00%, 2/1/2028(a)	45,000	46,519
Cincinnati Bell, Inc.,
7.00%, 7/15/2024(a)	30,000	27,750
Frontier Communications Corp.,
8.00%, 4/1/2027(a)	70,000	73,920
Level 3 Financing, Inc.,
5.38%, 1/15/2024	90,000	91,786
4.63%, 9/15/2027(a)	60,000	60,543
Sprint Capital Corp.,
6.88%, 11/15/2028	70,000	76,314
Telesat Canada,
8.88%, 11/15/2024(a)	40,000	42,860
6.50%, 10/15/2027(a)	20,000	20,325
Verizon Communications, Inc.,
4.27%, 1/15/2036	45,000	50,600

		726,735

Electric Utilities 1.3%
AES Andres BV,
Reg. S, 7.95%, 5/11/2026	200,000	212,750
Duke Energy Corp.,
2.65%, 9/1/2026	170,000	171,097
Empresa de Transmision Electrica SA,
5.13%, 5/2/2049(a)	200,000	229,875
Empresa Electrica Guacolda SA,
Reg. S, 4.56%, 4/30/2025	200,000	180,488
Energuate Trust,
Reg. S, 5.88%, 5/3/2027	200,000	200,250
Engie Energia Chile SA,
Reg. S, 4.50%, 1/29/2025	200,000	214,000
Fortis, Inc.,
2.10%, 10/4/2021	90,000	89,704
Inkia Energy Ltd.,
Reg. S, 5.88%, 11/9/2027	200,000	207,502
LLPL Capital Pte. Ltd.,
6.88%, 2/4/2039(a)	197,640	229,480
Minejesa Capital BV,
Reg. S, 4.63%, 8/10/2030	200,000	205,207
Monongahela Power Co.,
5.40%, 12/15/2043(a)	35,000	46,923
Southern California Edison Co.,
4.00%, 4/1/2047	45,000	48,259

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Star Energy Geothermal Wayang Windu Ltd.,
Reg. S, 6.75%, 4/24/2033	$191,600	$199,551
Stoneway Capital Corp.,
Reg. S, 10.00%, 3/1/2027	132,837	78,706

		2,313,792

Electronic Equipment, Instruments & Components 0.0%†
Arrow Electronics, Inc.,
3.88%, 1/12/2028	85,000	87,134

Energy Equipment & Services 0.3%
Delek & Avner Tamar Bond Ltd.,
5.41%, 12/30/2025(a)	100,000	103,504
Tervita Corp.,
7.63%, 12/1/2021(a)	110,000	111,787
Transocean Guardian Ltd.,
5.88%, 1/15/2024(a)	17,800	17,844
Transocean Poseidon Ltd.,
6.88%, 2/1/2027(a)	85,000	88,400
Transocean, Inc.,
7.25%, 11/1/2025(a)	35,000	30,844
USA Compression Partners LP,
6.88%, 9/1/2027(a)	105,000	108,413

		460,792

Entertainment 0.0%†
Lions Gate Capital Holdings LLC,
6.38%, 2/1/2024(a)	70,000	74,017

Equity Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP,
3.65%, 2/1/2026	165,000	174,612
Crown Castle International Corp.,
4.30%, 2/15/2029	75,000	82,804
ESH Hospitality, Inc.,
5.25%, 5/1/2025(a)	90,000	93,060
4.63%, 10/1/2027(a)	30,000	30,112
Iron Mountain, Inc.,
4.88%, 9/15/2029(a)	45,000	45,689
MGM Growth Properties Operating Partnership LP,
5.75%, 2/1/2027(a)	65,000	72,982
MPT Operating Partnership LP,
5.25%, 8/1/2026	75,000	78,581
4.63%, 8/1/2029	40,000	41,200
Welltower, Inc.,
4.13%, 3/15/2029	165,000	179,899

		798,939

Food & Staples Retailing 0.1%
Albertsons Cos., Inc.,
5.88%, 2/15/2028(a)	80,000	84,675
Sysco Corp.,
3.25%, 7/15/2027	85,000	89,053

		173,728

Food Products 0.7%
B&G Foods, Inc.,
5.25%, 4/1/2025	70,000	71,487
5.25%, 9/15/2027	40,000	40,904
Grupo Bimbo SAB de CV, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%, 4/17/2023(d)(e)	200,000	210,400
JBS USA LUX SA,
5.88%, 7/15/2024(a)	10,000	10,300
5.75%, 6/15/2025(a)	10,000	10,418
6.75%, 2/15/2028(a)	57,000	63,128
6.50%, 4/15/2029(a)	50,000	55,499

Corporate Bonds (continued)
	Principal Amount	Value

Food Products (continued)
MARB BondCo plc,
Reg. S, 6.88%, 1/19/2025	$200,000	$209,100
Minerva Luxembourg SA,
Reg. S, 5.88%, 1/19/2028	400,000	400,880
Pilgrim’s Pride Corp.,
5.88%, 9/30/2027(a)	65,000	69,810
Post Holdings, Inc.,
5.50%, 3/1/2025(a)	75,000	78,563
5.50%, 12/15/2029(a)	30,000	31,275
Smithfield Foods, Inc.,
4.25%, 2/1/2027(a)	90,000	93,258

		1,345,022

Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.,
2.89%, 6/6/2022	165,000	167,509

Health Care Providers & Services 0.9%
Anthem, Inc.,
3.30%, 1/15/2023	190,000	196,477
Cardinal Health, Inc.,
3.41%, 6/15/2027	190,000	188,419
Centene Corp.,
4.75%, 1/15/2025	39,000	40,033
5.38%, 6/1/2026(a)	70,000	73,238
Cigna Corp., (ICE LIBOR USD 3 Month + 0.89%), 3.19%, 7/15/2023(d)	90,000	90,203
4.90%, 12/15/2048	85,000	97,247
CVS Health Corp.,
3.70%, 3/9/2023	180,000	187,369
Eagle Holding Co. II LLC,
7.75%, 5/15/2022(a)(f)	40,000	40,350
HCA, Inc.,
5.38%, 9/1/2026	130,000	142,831
4.13%, 6/15/2029	60,000	62,921
Laboratory Corp. of America Holdings,
3.60%, 2/1/2025	175,000	183,491
MPH Acquisition Holdings LLC,
7.13%, 6/1/2024(a)	70,000	64,487
Select Medical Corp.,
6.25%, 8/15/2026(a)	60,000	62,700
Tenet Healthcare Corp.,
5.13%, 11/1/2027(a)	65,000	67,168
WellCare Health Plans, Inc.,
5.38%, 8/15/2026(a)	105,000	112,066
West Street Merger Sub, Inc.,
6.38%, 9/1/2025(a)	20,000	18,400

		1,627,400

Hotels, Restaurants & Leisure 0.4%
1011778 BC ULC,
5.00%, 10/15/2025(a)	70,000	72,384
Caesars Resort Collection LLC,
5.25%, 10/15/2025(a)	55,000	56,232
Cedar Fair LP,
5.25%, 7/15/2029(a)	50,000	53,500
Eldorado Resorts, Inc.,
6.00%, 4/1/2025	50,000	52,750
Gohl Capital Ltd.,
Reg. S, 4.25%, 1/24/2027	300,000	313,521
Golden Nugget, Inc.,
6.75%, 10/15/2024(a)	85,000	86,487
Hilton Domestic Operating Co., Inc.,
4.25%, 9/1/2024	65,000	66,219
Viking Cruises Ltd.,
5.88%, 9/15/2027(a)	95,000	100,662

		801,755

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Household Durables 0.1%
Tempur Sealy International, Inc.,
5.50%, 6/15/2026	$93,000	$96,953

Independent Power and Renewable Electricity Producers 0.5%
AES Gener SA, (USD Swap Semi 5 Year + 4.64%), 7.13%, 3/26/2079(a)(d)	200,000	209,250
Calpine Corp.,
5.25%, 6/1/2026(a)	70,000	72,450
Cometa Energia SA de CV,
Reg. S, 6.38%, 4/24/2035	390,000	414,863
Empresa Electrica Angamos SA,
Reg. S, 4.88%, 5/25/2029	173,900	181,675
NRG Energy, Inc.,
5.25%, 6/15/2029(a)	55,000	59,141

		937,379

Industrial Conglomerates 0.1%
General Electric Co.,
5.88%, 1/14/2038	80,000	96,191
Roper Technologies, Inc.,
4.20%, 9/15/2028	85,000	93,348

		189,539

Insurance 0.2%
Alliant Holdings Intermediate LLC,
8.25%, 8/1/2023(a)	65,000	66,381
New York Life Global Funding,
2.30%, 6/10/2022(a)	85,000	85,474
NFP Corp.,
6.88%, 7/15/2025(a)	90,000	89,325
Willis North America, Inc.,
3.88%, 9/15/2049	105,000	102,692

		343,872

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc.,
2.80%, 8/22/2024	225,000	233,963
Expedia Group, Inc.,
3.80%, 2/15/2028	135,000	141,287

		375,250

IT Services 0.1%
GTT Communications, Inc.,
7.88%, 12/31/2024(a)	35,000	19,600
Tempo Acquisition LLC,
6.75%, 6/1/2025(a)	90,000	92,700

		112,300

Leisure Products 0.1%
Hasbro, Inc.,
3.50%, 9/15/2027	90,000	92,110

Life Sciences Tools & Services 0.0%†
Avantor, Inc.,
9.00%, 10/1/2025(a)	65,000	72,800

Machinery 0.2%
Caterpillar, Inc.,
3.40%, 5/15/2024	160,000	169,256
Colfax Corp.,
6.00%, 2/15/2024(a)	35,000	37,042
6.38%, 2/15/2026(a)	65,000	69,936

		276,234

Media 0.5%
Cengage Learning, Inc.,
9.50%, 6/15/2024(a)	55,000	50,325
Charter Communications Operating LLC,
4.46%, 7/23/2022	100,000	105,282

Corporate Bonds (continued)
	Principal Amount	Value

Media (continued)
Clear Channel Worldwide Holdings, Inc.,
5.13%, 8/15/2027(a)	$55,000	$57,302
Comcast Corp.,
4.70%, 10/15/2048	85,000	104,078
CSC Holdings LLC,
5.25%, 6/1/2024	45,000	48,375
Diamond Sports Group LLC,
5.38%, 8/15/2026(a)	35,000	36,312
Gray Television, Inc.,
7.00%, 5/15/2027(a)	100,000	109,870
iHeartCommunications, Inc.,
6.38%, 5/1/2026	20,000	21,600
8.38%, 5/1/2027	10,000	10,803
5.25%, 8/15/2027(a)	45,000	46,800
Sirius XM Radio, Inc.,
5.38%, 7/15/2026(a)	45,000	47,244
5.50%, 7/1/2029(a)	35,000	37,362
VTR Finance BV,
Reg. S, 6.88%, 1/15/2024	250,000	257,188

		932,541

Metals & Mining 0.6%
CSN Islands XII Corp.,
Reg. S, 7.00%, 12/23/2019(e)	100,000	87,126
CSN Resources SA,
Reg. S, 7.63%, 2/13/2023	200,000	208,750
Freeport-McMoRan, Inc.,
5.40%, 11/14/2034	200,000	190,000
5.45%, 3/15/2043	150,000	135,150
SunCoke Energy Partners LP,
7.50%, 6/15/2025(a)	45,000	40,050
Vedanta Resources Finance II plc,
9.25%, 4/23/2026(a)	200,000	198,750
Vedanta Resources Ltd.,
Reg. S, 6.13%, 8/9/2024	200,000	184,100

		1,043,926

Multiline Retail 0.0%†
Dollar Tree, Inc.,
4.00%, 5/15/2025	75,000	79,468

Multi-Utilities 0.1%
Empresas Publicas de Medellin ESP,
4.25%, 7/18/2029(a)	200,000	210,280

Oil, Gas & Consumable Fuels 2.1%
AI Candelaria Spain SLU,
Reg. S, 7.50%, 12/15/2028	250,000	284,065
Antero Midstream Partners LP,
5.75%, 3/1/2027(a)	45,000	37,519
Canacol Energy Ltd.,
7.25%, 5/3/2025(a)	200,000	211,600
Canadian Natural Resources Ltd.,
2.95%, 1/15/2023	170,000	172,978
Cenovus Energy, Inc.,
5.40%, 6/15/2047	85,000	95,695
Cheniere Energy Partners LP,
5.25%, 10/1/2025	85,000	88,187
5.63%, 10/1/2026	55,000	58,363
4.50%, 10/1/2029(a)	30,000	30,713
CNOOC Finance 2015 USA LLC,
3.50%, 5/5/2025	200,000	208,464
Energy Transfer Operating LP,
4.75%, 1/15/2026	80,000	86,732
Enterprise Products Operating LLC,
3.75%, 2/15/2025	125,000	133,182
Geopark Ltd.,
Reg. S, 6.50%, 9/21/2024	200,000	205,750
GNL Quintero SA,
Reg. S, 4.63%, 7/31/2029	200,000	214,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Gran Tierra Energy International Holdings Ltd.,
Reg. S, 6.25%, 2/15/2025	$200,000	$178,500
Gulfport Energy Corp.,
6.38%, 5/15/2025	60,000	42,600
Hess Infrastructure Partners LP,
5.63%, 2/15/2026(a)	70,000	73,150
Hilcorp Energy I LP,
6.25%, 11/1/2028(a)	40,000	37,200
Indigo Natural Resources LLC,
6.88%, 2/15/2026(a)	20,000	18,025
Kinder Morgan, Inc.,
4.30%, 3/1/2028	100,000	108,451
NGL Energy Partners LP,
7.50%, 4/15/2026(a)	35,000	35,158
Oasis Petroleum, Inc.,
6.88%, 3/15/2022	40,000	37,300
ONGC Videsh Ltd.,
Reg. S, 4.63%, 7/15/2024	200,000	214,283
Parkland Fuel Corp.,
5.88%, 7/15/2027(a)	45,000	47,219
Parsley Energy LLC,
5.63%, 10/15/2027(a)	35,000	36,138
Peabody Energy Corp.,
6.00%, 3/31/2022(a)	75,000	75,375
Pertamina Persero PT,
Reg. S, 4.30%, 5/20/2023	200,000	210,139
Petrobras Global Finance BV,
5.75%, 2/1/2029	250,000	275,720
6.90%, 3/19/2049	50,000	57,350
PTTEP Treasury Center Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 7/17/2022(d)(e)	200,000	204,418
QEP Resources, Inc.,
5.25%, 5/1/2023	45,000	41,738
Sabine Pass Liquefaction LLC,
5.00%, 3/15/2027	80,000	88,210
Sunoco LP,
6.00%, 4/15/2027	35,000	37,274
Williams Cos., Inc. (The),
3.75%, 6/15/2027	85,000	87,796
YPF SA,
Reg. S, 6.95%, 7/21/2027	100,000	76,345

		3,809,937

Paper & Forest Products 0.1%
Georgia-Pacific LLC,
3.60%, 3/1/2025(a)	101,000	107,137

Pharmaceuticals 0.2%
Allergan Funding SCS,
3.80%, 3/15/2025	95,000	99,477
AstraZeneca plc,
2.38%, 6/12/2022	80,000	80,568
Bausch Health Cos., Inc.,
7.00%, 3/15/2024(a)	35,000	36,784
5.75%, 8/15/2027(a)	25,000	27,021
7.00%, 1/15/2028(a)	45,000	48,469
7.25%, 5/30/2029(a)	45,000	49,154

		341,473

Professional Services 0.0%†
Dun & Bradstreet Corp. (The),
6.88%, 8/15/2026(a)	55,000	59,950

Real Estate Management & Development 0.2%
Celulosa Arauco y Constitucion SA,
5.50%, 4/30/2049(a)	200,000	221,500

Corporate Bonds (continued)
	Principal Amount	Value

Real Estate Management & Development (continued)
Radiant Access Ltd.,
Reg. S, 4.60%, 5/18/2020(e)	$200,000	$196,000

		417,500

Road & Rail 0.3%
CSX Corp.,
3.35%, 9/15/2049	105,000	102,578
JSL Europe SA,
Reg. S, 7.75%, 7/26/2024	200,000	214,756
Penske Truck Leasing Co. LP,
4.20%, 4/1/2027(a)	45,000	47,886
Uber Technologies, Inc.,
7.50%, 9/15/2027(a)	40,000	39,900
Union Pacific Corp.,
4.30%, 3/1/2049	90,000	104,607

		509,727

Software 0.1%
CDK Global, Inc.,
5.25%, 5/15/2029(a)	20,000	20,700
Genesys Telecommunications Laboratories, Inc.,
10.00%, 11/30/2024(a)	65,000	70,269
Informatica LLC,
7.13%, 7/15/2023(a)	85,000	86,487

		177,456

Specialty Retail 0.2%
Carvana Co.,
8.88%, 10/1/2023(a)	35,000	36,039
Home Depot, Inc. (The),
3.90%, 6/15/2047	85,000	97,315
PetSmart, Inc.,
7.13%, 3/15/2023(a)	40,000	37,600
5.88%, 6/1/2025(a)	21,000	20,947
Staples, Inc.,
7.50%, 4/15/2026(a)	75,000	77,273

		269,174

Thrifts & Mortgage Finance 0.0%†
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/2023(a)	50,000	52,125

Tobacco 0.2%
Altria Group, Inc.,
5.95%, 2/14/2049	85,000	99,956
Reynolds American, Inc.,
4.00%, 6/12/2022	195,000	203,145

		303,101

Trading Companies & Distributors 0.2%
Air Lease Corp.,
3.25%, 3/1/2025	195,000	198,323
Beacon Roofing Supply, Inc.,
4.88%, 11/1/2025(a)	110,000	107,784
United Rentals North America, Inc.,
6.50%, 12/15/2026	50,000	54,475
5.25%, 1/15/2030	55,000	57,647

		418,229

Transportation Infrastructure 0.2%
Adani Ports & Special Economic Zone Ltd.,
Reg. S, 3.95%, 1/19/2022	300,000	306,891

Wireless Telecommunication Services 1.0%
Bharti Airtel International Netherlands BV,
Reg. S, 5.13%, 3/11/2023	300,000	315,644
C&W Senior Financing DAC,
Reg. S, 6.88%, 9/15/2027	400,000	414,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Wireless Telecommunication Services (continued)
Comunicaciones Celulares SA,
Reg. S, 6.88%, 2/6/2024	$200,000	$206,000
Empresa Nacional de Telecomunicaciones SA,
Reg. S, 4.88%, 10/30/2024	200,000	211,365
Gogo Intermediate Holdings LLC,
9.88%, 5/1/2024(a)	60,000	64,200
Millicom International Cellular SA,
Reg. S, 5.13%, 1/15/2028	200,000	208,520
Sprint Corp.,
7.13%, 6/15/2024	65,000	70,057
Telefonica Celular del Paraguay SA,
5.88%, 4/15/2027(a)	200,000	213,750
T-Mobile USA, Inc.,
4.50%, 2/1/2026	70,000	72,051

		1,776,087

Total Corporate Bonds (cost $35,069,877)		36,387,888

Foreign Government Securities 0.3%
	Principal Amount	Value

DOMINICAN REPUBLIC 0.1%
Dominican Republic Bond,
6.40%, 6/5/2049 (a)	150,000	159,752

INDONESIA 0.1%
Perusahaan Penerbit SBSN Indonesia III,
Reg. S, 3.40%, 3/29/2022	200,000	204,180

THAILAND 0.1%
Export Import Bank of Thailand, Reg. S, (ICE LIBOR USD 3 Month + 0.85%), 3.00%, 5/23/2024 (d)	200,000	200,372

Total Foreign Government Securities (cost $552,400)		564,304

Mortgage-Backed Securities 14.6%
	Principal Amount	Value

FHLMC Gold Pool
Pool# T65102
2.50%, 10/1/2042	3,460,278	3,424,995
Pool# Q50135
3.50%, 8/1/2047	6,754,572	6,983,376
Pool# G08775
4.00%, 8/1/2047	2,261,010	2,370,820
Pool# Q51461
3.50%, 10/1/2047	2,611,573	2,698,496
FNMA Pool Pool# BL3838,
2.68%, 9/1/2031	2,120,000	2,191,430
UMBS Pool
Pool# BE2453
3.00%, 12/1/2046	3,532,140	3,617,958
Pool# MA2888
2.50%, 1/1/2047	2,741,107	2,738,766
Pool# AS9937
3.00%, 7/1/2047	2,435,998	2,495,134

Total Mortgage-Backed Securities (cost $26,154,860)		26,520,975

U.S. Treasury Obligations 14.0%
	Principal Amount	Value

U.S. Treasury Bonds, 2.88%, 5/15/2049	$5,600,000	$6,531,219
U.S. Treasury Inflation Linked Notes, 0.63%, 4/15/2023 (g)	800,000	832,851
U.S. Treasury Notes
2.38%, 1/31/2023	1,000,000	1,025,391
2.13%, 2/29/2024	2,750,000	2,815,312
2.13%, 7/31/2024	3,500,000	3,589,277
2.25%, 11/15/2025	4,200,000	4,355,695
1.63%, 5/15/2026	3,850,000	3,851,805
2.63%, 2/15/2029	2,250,000	2,435,186

Total U.S. Treasury Obligations (cost $24,381,054)		25,436,736

Investment Company 1.9%
	Shares	Value

Fixed Income Fund 1.9%
DoubleLine Floating Rate Fund, Class I	360,225	3,443,748

Total Investment Company (cost $3,584,816)		3,443,748

Short-Term Investments 4.9%
	Principal Amount	Value

U.S. Treasury Obligations 4.9%
U.S. Treasury Bills
2.07%, 1/2/2020	$5,000,000	4,976,611
2.44%, 2/27/2020	3,900,000	3,871,147

Total Short-Term Investments (cost $8,834,982)		8,847,758

Total Investments (cost $174,230,927) — 97.7%		177,757,849

Other assets in excess of liabilities — 2.3%		4,197,561

NET ASSETS — 100.0%		$181,955,410

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $29,775,112 which represents 16.36% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date reflects the next call date.
(f)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(g)	Principal amounts are not adjusted for inflation.

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$18,660,380	$–	$18,660,380
Collateralized Mortgage Obligations	–	46,394,713	–	46,394,713
Commercial Mortgage-Backed Securities	–	11,501,347	–	11,501,347
Corporate Bonds	–	36,387,888	–	36,387,888
Foreign Government Securities	–	564,304	–	564,304
Investment Company	3,443,748	–	–	3,443,748
Mortgage-Backed Securities	–	26,520,975	–	26,520,975
Short-Term Investments	–	8,847,758	–	8,847,758
U.S. Treasury Obligations	–	25,436,736	–	25,436,736
Total	$3,443,748	$174,314,101	$–	$177,757,849

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Common Stocks 0.1%
	Shares	Value

Chemicals 0.1%
Hexion Holdings Corp., Class B *	7,485	$84,206

Media Entertainment 0.0%† iHeartMedia, Inc., Class A *	4,485	67,275

Total Common Stocks (cost $192,069)		151,481

Corporate Bonds 95.2%
	Principal Amount	Value

Aerospace & Defense 1.4%
TransDigm UK Holdings plc, 6.88%, 5/15/2026	$300,000	322,500
TransDigm, Inc.,
6.00%, 7/15/2022	625,000	634,375
6.50%, 7/15/2024	125,000	128,906
6.50%, 5/15/2025	425,000	440,938
6.25%, 3/15/2026(a)	375,000	402,656

		1,929,375

Automotive 3.2%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)	575,000	467,187
American Axle & Manufacturing, Inc., 6.50%, 4/1/2027	650,000	619,125
BCD Acquisition, Inc., 9.63%, 9/15/2023(a)	125,000	127,813
Dana Financing Luxembourg Sarl,
5.75%, 4/15/2025(a)	150,000	153,127
6.50%, 6/1/2026(a)	425,000	448,375
Goodyear Tire & Rubber Co. (The),
5.00%, 5/31/2026	275,000	278,383
4.88%, 3/15/2027	100,000	98,610
IHO Verwaltungs GmbH,
4.75%, 9/15/2026(a)(b)	550,000	539,000
6.00%, 5/15/2027(a)(b)	300,000	303,750
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)	325,000	336,375
Motors Liquidation Co., 7.40%, 9/1/2025^¥(c)(d)	2,500,000	0
Panther BF Aggregator 2 LP,
6.25%, 5/15/2026(a)	75,000	78,938
8.50%, 5/15/2027(a)	875,000	885,937

		4,336,620

Banking 0.2%
Ally Financial, Inc., 5.75%, 11/20/2025	275,000	308,005

Building Materials 2.2%
American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/2023(a)	50,000	51,500
5.88%, 5/15/2026(a)	575,000	602,312
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(a)	75,000	75,750
Core & Main LP, 6.13%, 8/15/2025(a)	500,000	498,750
Cornerstone Building Brands, Inc., 8.00%, 4/15/2026(a)	500,000	491,875
Masonite International Corp., 5.75%, 9/15/2026(a)	250,000	263,750
Standard Industries, Inc.,
6.00%, 10/15/2025(a)	275,000	288,327
5.00%, 2/15/2027(a)	600,000	621,180

		2,893,444

Corporate Bonds (continued)
	Principal Amount	Value

Cable Satellite 9.4%
Cablevision Systems Corp., 5.88%, 9/15/2022	$250,000	$269,375
CCO Holdings LLC,
5.75%, 9/1/2023	150,000	153,000
5.75%, 1/15/2024	775,000	792,437
5.88%, 4/1/2024(a)	200,000	208,692
5.75%, 2/15/2026(a)	625,000	660,625
5.50%, 5/1/2026(a)	175,000	183,295
5.88%, 5/1/2027(a)	125,000	132,188
5.00%, 2/1/2028(a)	525,000	542,719
5.38%, 6/1/2029(a)	200,000	213,000
4.75%, 3/1/2030(a)	625,000	634,506
CSC Holdings LLC,
5.13%, 12/15/2021(a)	275,000	275,055
5.25%, 6/1/2024	425,000	456,875
7.75%, 7/15/2025(a)	475,000	510,720
5.50%, 5/15/2026(a)	250,000	263,100
5.50%, 4/15/2027(a)	725,000	766,608
7.50%, 4/1/2028(a)	250,000	281,537
5.75%, 1/15/2030(a)	200,000	209,024
DISH DBS Corp.,
5.88%, 11/15/2024	575,000	569,969
7.75%, 7/1/2026	400,000	407,000
Intelsat Jackson Holdings SA,
5.50%, 8/1/2023	300,000	279,870
8.00%, 2/15/2024(a)	100,000	103,875
8.50%, 10/15/2024(a)	350,000	352,517
9.75%, 7/15/2025(a)	175,000	182,787
Sirius XM Radio, Inc.,
4.63%, 7/15/2024(a)	500,000	518,415
5.38%, 7/15/2026(a)	550,000	577,423
5.50%, 7/1/2029(a)	50,000	53,375
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028(a)	800,000	838,000
Virgin Media Secured Finance plc,
5.25%, 1/15/2026(a)	825,000	845,516
5.50%, 8/15/2026(a)	375,000	393,394
Ziggo Bond Co. BV,
5.88%, 1/15/2025(a)	200,000	205,500
6.00%, 1/15/2027(a)	275,000	287,031
Ziggo BV, 5.50%, 1/15/2027(a)	425,000	442,935

		12,610,363

Chemicals 2.1%
Atotech Alpha 2 BV, 8.75%, 6/1/2023(a)(b)	200,000	198,500
Atotech Alpha 3 BV, 6.25%, 2/1/2025(a)	475,000	477,375
Compass Minerals International, Inc., 4.88%, 7/15/2024(a)	425,000	418,625
Element Solutions, Inc., 5.88%, 12/1/2025(a)	325,000	339,592
Hexion, Inc., 7.88%, 7/15/2027(a)	225,000	221,062
Koppers, Inc., 6.00%, 2/15/2025(a)	525,000	525,331
PQ Corp., 5.75%, 12/15/2025(a)	175,000	180,250
Starfruit Finco BV, 8.00%, 10/1/2026(a)	525,000	525,656

		2,886,391

Construction Machinery 0.7%
United Rentals North America, Inc.,
5.88%, 9/15/2026	175,000	186,602
6.50%, 12/15/2026	200,000	217,900
5.50%, 5/15/2027	275,000	291,500
4.88%, 1/15/2028	225,000	234,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Construction Machinery (continued)
United Rentals North America, Inc., (continued)
5.25%, 1/15/2030	$75,000	$78,610

		1,008,612

Consumer Cyclical Services 1.1%
Allied Universal Holdco LLC,
6.63%, 7/15/2026(a)	125,000	132,031
9.75%, 7/15/2027(a)	775,000	807,643
Garda World Security Corp., 8.75%, 5/15/2025(a)	475,000	487,873
Go Daddy Operating Co. LLC, 5.25%, 12/1/2027(a)	100,000	105,125

		1,532,672

Consumer Products 1.4%
Energizer Holdings, Inc.,
5.50%, 6/15/2025(a)	75,000	77,650
6.38%, 7/15/2026(a)	50,000	53,557
7.75%, 1/15/2027(a)	375,000	417,825
First Quality Finance Co., Inc., 5.00%, 7/1/2025(a)	25,000	25,844
Prestige Brands, Inc.,
5.38%, 12/15/2021(a)	625,000	628,125
6.38%, 3/1/2024(a)	625,000	650,000

		1,853,001

Diversified Manufacturing 1.3%
Amsted Industries, Inc., 5.63%, 7/1/2027(a)	100,000	105,500
Colfax Corp., 6.38%, 2/15/2026(a)	75,000	80,695
Gates Global LLC, 6.00%, 7/15/2022(a)	555,000	552,919
Stevens Holding Co., Inc., 6.13%, 10/1/2026(a)	75,000	79,781
Titan Acquisition Ltd., 7.75%, 4/15/2026(a)	350,000	328,125
WESCO Distribution, Inc.,
5.38%, 12/15/2021	450,000	452,813
5.38%, 6/15/2024	200,000	206,500

		1,806,333

Environmental 0.3%
Tervita Corp., 7.63%, 12/1/2021(a)	350,000	355,688

Finance Companies 2.3%
Navient Corp.,
5.88%, 10/25/2024	775,000	780,812
6.75%, 6/15/2026	75,000	76,875
Park Aerospace Holdings Ltd., 5.50%, 2/15/2024(a)	1,000,000	1,080,400
Quicken Loans, Inc.,
5.75%, 5/1/2025(a)	900,000	928,125
5.25%, 1/15/2028(a)	150,000	154,800

		3,021,012

Food & Beverage 2.7%
Acosta, Inc., 7.75%, 10/1/2022(e)	525,000	23,625
Aramark Services, Inc.,
5.13%, 1/15/2024	450,000	464,625
5.00%, 4/1/2025(a)	150,000	154,875
5.00%, 2/1/2028(a)	250,000	260,000
B&G Foods, Inc., 5.25%, 4/1/2025	450,000	459,563
Performance Food Group, Inc.,
5.50%, 6/1/2024(a)	75,000	76,594
5.50%, 10/15/2027(a)	175,000	184,187

Corporate Bonds (continued)
	Principal Amount	Value

Food & Beverage (continued)
Post Holdings, Inc.,
5.00%, 8/15/2026(a)	$525,000	$544,477
5.75%, 3/1/2027(a)	725,000	768,645
5.50%, 12/15/2029(a)	150,000	156,375
US Foods, Inc., 5.88%, 6/15/2024(a)	475,000	489,250

		3,582,216

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., 10.38%, 9/15/2007^¥(c)	100,000	0

Gaming 3.3%
Boyd Gaming Corp.,
6.88%, 5/15/2023	250,000	259,375
6.38%, 4/1/2026	175,000	185,500
6.00%, 8/15/2026	100,000	105,491
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)	550,000	562,320
Eldorado Resorts, Inc.,
6.00%, 4/1/2025	300,000	316,500
6.00%, 9/15/2026	75,000	82,125
MGM Growth Properties Operating Partnership LP, 5.63%, 5/1/2024	225,000	246,656
MGM Resorts International,
6.00%, 3/15/2023	375,000	413,138
5.75%, 6/15/2025	200,000	220,310
4.63%, 9/1/2026	100,000	104,263
5.50%, 4/15/2027	100,000	109,585
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(a)	375,000	359,062
Penn National Gaming, Inc., 5.63%, 1/15/2027(a)	100,000	103,000
Stars Group Holdings BV, 7.00%, 7/15/2026(a)	625,000	665,625
Station Casinos LLC, 5.00%, 10/1/2025(a)	425,000	431,290
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 5/15/2025(a)	250,000	245,625

		4,409,865

Health Insurance 0.3%
Centene Corp., 5.38%, 6/1/2026(a)	250,000	261,563
WellCare Health Plans, Inc., 5.38%, 8/15/2026(a)	100,000	106,730

		368,293

Healthcare 10.3%
Acadia Healthcare Co., Inc.,
5.63%, 2/15/2023	75,000	76,406
6.50%, 3/1/2024	600,000	624,000
Air Medical Group Holdings, Inc., 6.38%, 5/15/2023(a)	575,000	500,250
Avantor, Inc.,
6.00%, 10/1/2024(a)	175,000	187,518
9.00%, 10/1/2025(a)	550,000	616,000
Charles River Laboratories International, Inc., 5.50%, 4/1/2026(a)	100,000	106,373
Community Health Systems, Inc.,
6.88%, 2/1/2022	250,000	189,687
6.25%, 3/31/2023	275,000	273,171
8.63%, 1/15/2024(a)	150,000	154,875
8.00%, 3/15/2026(a)	125,000	124,688
Envision Healthcare Corp., 8.75%, 10/15/2026(a)	500,000	305,000
HCA, Inc.,
5.00%, 3/15/2024	200,000	218,390
5.38%, 2/1/2025	175,000	191,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Healthcare (continued)
HCA, Inc., (continued)
5.88%, 2/15/2026	$800,000	$894,240
5.38%, 9/1/2026	100,000	109,870
5.63%, 9/1/2028	325,000	362,148
5.88%, 2/1/2029	275,000	308,888
Hill-Rom Holdings, Inc., 4.38%, 9/15/2027(a)	50,000	51,117
IQVIA, Inc.,
5.00%, 10/15/2026(a)	275,000	288,063
5.00%, 5/15/2027(a)	200,000	209,500
MEDNAX, Inc., 6.25%, 1/15/2027(a)	275,000	272,918
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(a)	900,000	829,125
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/2022(a)	850,000	830,195
Polaris Intermediate Corp., 8.50%, 12/1/2022(a)(b)	375,000	318,750
RegionalCare Hospital Partners Holdings, Inc., 9.75%, 12/1/2026(a)	475,000	508,202
Sotera Health Holdings LLC, 6.50%, 5/15/2023(a)	875,000	893,594
Sotera Health Topco, Inc., 8.13%, 11/1/2021(a)(b)	400,000	400,500
Surgery Center Holdings, Inc., 6.75%, 7/1/2025(a)	450,000	403,875
Team Health Holdings, Inc., 6.38%, 2/1/2025(a)	1,050,000	725,550
Teleflex, Inc.,
5.25%, 6/15/2024	200,000	206,000
4.88%, 6/1/2026	50,000	52,125
4.63%, 11/15/2027	75,000	78,281
Tenet Healthcare Corp.,
6.75%, 6/15/2023	650,000	682,617
4.63%, 7/15/2024	250,000	256,933
5.13%, 5/1/2025	375,000	380,175
7.00%, 8/1/2025	50,000	50,625
4.88%, 1/1/2026(a)	175,000	179,594
5.13%, 11/1/2027(a)	175,000	180,836
Vizient, Inc., 6.25%, 5/15/2027(a)	75,000	80,438
West Street Merger Sub, Inc., 6.38%, 9/1/2025(a)	750,000	690,000

		13,811,704

Hotels, Restaurants & Leisure 0.7%
Hilton Domestic Operating Co., Inc.,
5.13%, 5/1/2026	325,000	341,250
4.88%, 1/15/2030(a)	125,000	131,981
Ryman Hospitality Properties, Inc., 4.75%, 10/15/2027(a)	100,000	102,879
Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/2026(a)	350,000	366,625

		942,735

Independent Energy 4.8%
Antero Resources Corp.,
5.63%, 6/1/2023	75,000	64,875
5.00%, 3/1/2025	250,000	203,365
Ascent Resources Utica Holdings LLC, 7.00%, 11/1/2026(a)	125,000	104,375
Berry Petroleum Co. LLC, 7.00%, 2/15/2026(a)	225,000	215,437
Callon Petroleum Co.,
6.13%, 10/1/2024	320,000	315,200
6.38%, 7/1/2026	150,000	146,377
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/2023	200,000	189,500
8.25%, 7/15/2025	125,000	122,450

Corporate Bonds (continued)
	Principal Amount	Value

Independent Energy (continued)
Centennial Resource Production LLC, 6.88%, 4/1/2027(a)	$225,000	$224,437
Chesapeake Energy Corp.,
7.00%, 10/1/2024	200,000	143,500
8.00%, 1/15/2025	75,000	54,187
8.00%, 6/15/2027	400,000	272,080
CrownRock LP, 5.63%, 10/15/2025(a)	600,000	603,738
Endeavor Energy Resources LP, 5.75%, 1/30/2028(a)	75,000	79,688
EP Energy LLC, 8.00%, 11/29/2024(a)	325,000	120,250
Gulfport Energy Corp.,
6.00%, 10/15/2024	100,000	72,335
6.38%, 5/15/2025	150,000	106,500
6.38%, 1/15/2026	75,000	52,500
Jagged Peak Energy LLC, 5.88%, 5/1/2026	125,000	125,313
Laredo Petroleum, Inc.,
5.63%, 1/15/2022	150,000	141,000
6.25%, 3/15/2023	125,000	109,688
Oasis Petroleum, Inc., 6.88%, 3/15/2022	403,000	375,798
Parsley Energy LLC,
5.38%, 1/15/2025(a)	100,000	101,250
5.25%, 8/15/2025(a)	75,000	76,103
5.63%, 10/15/2027(a)	150,000	154,875
PDC Energy, Inc.,
6.13%, 9/15/2024	200,000	199,500
5.75%, 5/15/2026	150,000	147,765
QEP Resources, Inc.,
5.25%, 5/1/2023	75,000	69,564
5.63%, 3/1/2026	150,000	129,420
Range Resources Corp., 4.88%, 5/15/2025	448,000	369,600
SM Energy Co.,
5.00%, 1/15/2024	325,000	291,688
5.63%, 6/1/2025	100,000	85,730
6.75%, 9/15/2026	100,000	87,500
Southwestern Energy Co., 7.75%, 10/1/2027	200,000	174,375
SRC Energy, Inc., 6.25%, 12/1/2025	300,000	296,994
Ultra Resources, Inc.,
6.88%, 4/15/2022(e)	100,000	7,125
7.13%, 4/15/2025(e)	225,000	15,750
Whiting Petroleum Corp.,
6.25%, 4/1/2023	275,000	211,750
6.63%, 1/15/2026	175,000	118,125
WPX Energy, Inc., 5.25%, 10/15/2027	75,000	75,375

		6,455,082

Industrial - Other 0.7%
Anixter, Inc., 6.00%, 12/1/2025	75,000	82,875
Hillman Group, Inc. (The), 6.38%, 7/15/2022(e)	425,000	398,437
IAA, Inc., 5.50%, 6/15/2027(a)	75,000	79,125
KAR Auction Services, Inc., 5.13%, 6/1/2025(a)	225,000	232,875
Resideo Funding, Inc., 6.13%, 11/1/2026(a)	175,000	184,625

		977,937

Insurance - P&C 3.6%
Acrisure LLC,
8.13%, 2/15/2024(a)	125,000	134,687
7.00%, 11/15/2025(a)	500,000	466,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Insurance - P&C (continued)
Acrisure LLC, (continued)
10.13%, 8/1/2026(a)	$125,000	$130,625
AmWINS Group, Inc., 7.75%, 7/1/2026(a)	450,000	483,750
Ardonagh Midco 3 plc, 8.63%, 7/15/2023(a)	200,000	193,000
AssuredPartners, Inc., 7.00%, 8/15/2025(a)	550,000	550,000
GTCR AP Finance, Inc., 8.00%, 5/15/2027(a)	100,000	102,750
HUB International Ltd., 7.00%, 5/1/2026(a)	1,450,000	1,489,440
NFP Corp., 6.88%, 7/15/2025(a)	650,000	645,125
USI, Inc., 6.88%, 5/1/2025(a)	625,000	634,363

		4,829,890

Leisure 0.7%
Six Flags Entertainment Corp., 5.50%, 4/15/2027(a)	625,000	666,394
Viking Cruises Ltd.,
6.25%, 5/15/2025(a)	50,000	52,250
5.88%, 9/15/2027(a)	25,000	26,490
VOC Escrow Ltd., 5.00%, 2/15/2028(a)	175,000	180,705

		925,839

Media Entertainment 5.5%
AMC Networks, Inc.,
5.00%, 4/1/2024	425,000	437,763
4.75%, 8/1/2025	125,000	128,906
Cumulus Media New Holdings, Inc., 6.75%, 7/1/2026(a)	150,000	157,125
Diamond Sports Group LLC,
5.38%, 8/15/2026(a)	250,000	259,375
6.63%, 8/15/2027(a)	300,000	311,250
Entercom Media Corp.,
7.25%, 11/1/2024(a)	350,000	362,250
6.50%, 5/1/2027(a)	250,000	261,250
Gray Television, Inc.,
5.13%, 10/15/2024(a)	150,000	155,437
5.88%, 7/15/2026(a)	350,000	364,000
7.00%, 5/15/2027(a)	125,000	137,338
iHeartCommunications, Inc.,
0.00%, 3/1/2021¥	425,000	0
6.38%, 5/1/2026	25,360	27,389
8.38%, 5/1/2027	670,964	724,842
5.25%, 8/15/2027(a)	150,000	156,000
Match Group, Inc., 5.00%, 12/15/2027(a)	325,000	337,188
Nexstar Broadcasting, Inc.,
5.88%, 11/15/2022	450,000	460,125
5.63%, 8/1/2024(a)	500,000	520,425
Nexstar Escrow, Inc., 5.63%, 7/15/2027(a)	150,000	157,125
Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/2025(a)	275,000	271,563
Nielsen Finance LLC, 5.00%, 4/15/2022(a)	200,000	200,560
Scripps Escrow, Inc., 5.88%, 7/15/2027(a)	200,000	203,250
Sinclair Television Group, Inc.,
5.63%, 8/1/2024(a)	350,000	360,062
5.88%, 3/15/2026(a)	450,000	470,813
5.13%, 2/15/2027(a)	100,000	100,500
TEGNA, Inc.,
6.38%, 10/15/2023	425,000	437,750
5.00%, 9/15/2029(a)	250,000	253,467

Corporate Bonds (continued)
	Principal Amount	Value

Media Entertainment (continued)
Urban One, Inc., 7.38%, 4/15/2022(a)	$150,000	$146,250

		7,402,003

Metals & Mining 1.7%
Coeur Mining, Inc., 5.88%, 6/1/2024	350,000	350,000
Freeport-McMoRan, Inc.,
3.88%, 3/15/2023	500,000	503,750
5.00%, 9/1/2027	175,000	174,144
5.25%, 9/1/2029	150,000	149,531
5.40%, 11/14/2034	400,000	380,000
Hudbay Minerals, Inc.,
7.25%, 1/15/2023(a)	150,000	154,875
7.63%, 1/15/2025(a)	325,000	329,469
Steel Dynamics, Inc.,
5.25%, 4/15/2023	75,000	76,313
5.50%, 10/1/2024	150,000	153,945

		2,272,027

Midstream 6.0%
AmeriGas Partners LP,
5.50%, 5/20/2025	225,000	241,594
5.88%, 8/20/2026	350,000	383,792
5.75%, 5/20/2027	75,000	80,813
Antero Midstream Partners LP,
5.38%, 9/15/2024	425,000	382,372
5.75%, 3/1/2027(a)	125,000	104,219
5.75%, 1/15/2028(a)	375,000	311,250
Cheniere Corpus Christi Holdings LLC,
5.88%, 3/31/2025	175,000	194,710
5.13%, 6/30/2027	100,000	109,438
Cheniere Energy Partners LP,
5.25%, 10/1/2025	425,000	440,937
5.63%, 10/1/2026	225,000	238,759
4.50%, 10/1/2029(a)	150,000	153,563
CNX Midstream Partners LP, 6.50%, 3/15/2026(a)	475,000	438,235
Ferrellgas LP,
6.75%, 1/15/2022	650,000	550,062
6.75%, 6/15/2023(f)	150,000	126,375
Holly Energy Partners LP, 6.00%, 8/1/2024(a)	650,000	678,437
NuStar Logistics LP,
6.00%, 6/1/2026	100,000	108,230
5.63%, 4/28/2027	450,000	475,312
Suburban Propane Partners LP,
5.50%, 6/1/2024	525,000	535,500
5.88%, 3/1/2027	150,000	153,303
Summit Midstream Holdings LLC,
5.50%, 8/15/2022	575,000	524,688
5.75%, 4/15/2025	325,000	274,365
Sunoco LP,
5.50%, 2/15/2026	100,000	104,367
5.88%, 3/15/2028	175,000	185,719
Targa Pipeline Partners LP, 5.88%, 8/1/2023	175,000	173,906
Targa Resources Partners LP,
5.13%, 2/1/2025	150,000	154,252
5.88%, 4/15/2026	300,000	317,910
5.38%, 2/1/2027	350,000	361,813
6.50%, 7/15/2027(a)	75,000	81,832
TransMontaigne Partners LP, 6.13%, 2/15/2026	125,000	120,313

		8,006,066

Oil Field Services 1.6%
Apergy Corp., 6.38%, 5/1/2026	50,000	49,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil Field Services (continued)
Archrock Partners LP, 6.88%, 4/1/2027(a)	$350,000	$371,424
Precision Drilling Corp.,
6.50%, 12/15/2021	24,082	23,600
7.75%, 12/15/2023	275,000	267,149
7.13%, 1/15/2026(a)	75,000	69,187
SESI LLC,
7.13%, 12/15/2021	275,000	187,344
7.75%, 9/15/2024	425,000	240,125
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)	325,000	276,250
USA Compression Partners LP,
6.88%, 4/1/2026	425,000	440,937
6.88%, 9/1/2027(a)	175,000	180,688

		2,106,329

Packaging 5.9%
ARD Finance SA, 7.13%, 9/15/2023(b)	625,000	643,750
Ardagh Packaging Finance plc,
6.00%, 2/15/2025(a)	200,000	209,120
5.25%, 8/15/2027(a)	475,000	480,937
Berry Global, Inc.,
5.50%, 5/15/2022	325,000	329,469
6.00%, 10/15/2022	75,000	76,031
4.88%, 7/15/2026(a)	300,000	310,095
5.63%, 7/15/2027(a)	175,000	181,125
Crown Americas LLC,
4.75%, 2/1/2026	250,000	261,563
4.25%, 9/30/2026	25,000	25,875
Flex Acquisition Co., Inc.,
6.88%, 1/15/2025(a)	975,000	889,298
7.88%, 7/15/2026(a)	450,000	412,875
Mauser Packaging Solutions Holding Co.,
5.50%, 4/15/2024(a)	325,000	333,921
7.25%, 4/15/2025(a)	1,050,000	992,565
Owens-Brockway Glass Container, Inc.,
5.88%, 8/15/2023(a)	200,000	212,250
5.38%, 1/15/2025(a)	400,000	410,000
6.38%, 8/15/2025(a)	50,000	53,000
Reynolds Group Issuer, Inc.,
5.75%, 10/15/2020	557,237	558,407
7.00%, 7/15/2024(a)	500,000	518,125
Trident TPI Holdings, Inc.,
9.25%, 8/1/2024(a)	200,000	196,000
6.63%, 11/1/2025(a)	425,000	371,875
Trivium Packaging Finance BV,
5.50%, 8/15/2026(a)(f)	200,000	210,240
8.50%, 8/15/2027(a)(f)	200,000	216,250

		7,892,771

Paper 0.6%
Clearwater Paper Corp., 5.38%, 2/1/2025(a)	675,000	646,312
Graphic Packaging International LLC, 4.75%, 7/15/2027(a)	100,000	105,000

		751,312

Pharmaceuticals 3.8%
Bausch Health Americas, Inc.,
9.25%, 4/1/2026(a)	225,000	255,654
8.50%, 1/31/2027(a)	400,000	448,920
Bausch Health Cos., Inc.,
6.50%, 3/15/2022(a)	75,000	77,531
5.50%, 3/1/2023(a)	26,000	26,325
5.88%, 5/15/2023(a)	105,000	106,312
7.00%, 3/15/2024(a)	100,000	105,096
6.13%, 4/15/2025(a)	700,000	725,375
9.00%, 12/15/2025(a)	125,000	140,313
5.75%, 8/15/2027(a)	150,000	162,125

Corporate Bonds (continued)
	Principal Amount	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc., (continued)
7.25%, 5/30/2029(a)	$500,000	$546,150
Eagle Holding Co. II LLC, 7.75%, 5/15/2022(a)(b)	225,000	226,969
Endo Dac,
6.00%, 7/15/2023(a)	389,000	238,593
6.00%, 2/1/2025(a)(f)	550,000	324,500
Jaguar Holding Co. II, 6.38%, 8/1/2023(a)	1,300,000	1,343,875
Mallinckrodt International Finance SA,
5.63%, 10/15/2023(a)	450,000	148,500
5.50%, 4/15/2025(a)	775,000	228,857

		5,105,095

Refining 0.4%
CVR Refining LLC, 6.50%, 11/1/2022	550,000	556,875

Restaurants 1.2%
1011778 BC ULC, 5.00%, 10/15/2025(a)	1,075,000	1,111,604
KFC Holding Co.,
5.25%, 6/1/2026(a)	275,000	291,087
4.75%, 6/1/2027(a)	150,000	156,188
Yum! Brands, Inc., 4.75%, 1/15/2030(a)	100,000	103,266

		1,662,145

Retailers 0.9%
Michaels Stores, Inc., 8.00%, 7/15/2027(a)	275,000	275,344
Party City Holdings, Inc.,
6.13%, 8/15/2023(a)	500,000	508,750
6.63%, 8/1/2026(a)	325,000	321,750
William Carter Co. (The), 5.63%, 3/15/2027(a)	50,000	53,500

		1,159,344

Supermarkets 1.0%
Albertsons Cos., Inc.,
6.63%, 6/15/2024	350,000	366,625
5.75%, 3/15/2025	625,000	642,719
7.50%, 3/15/2026(a)	125,000	139,062
5.88%, 2/15/2028(a)	125,000	132,305

		1,280,711

Technology 7.8%
Banff Merger Sub, Inc., 9.75%, 9/1/2026(a)	550,000	524,975
CDW LLC,
5.50%, 12/1/2024	200,000	220,200
4.25%, 4/1/2028	175,000	178,517
CommScope Technologies LLC, 6.00%, 6/15/2025(a)	125,000	113,125
Dell International LLC, 7.13%, 6/15/2024(a)	725,000	764,150
Dun & Bradstreet Corp. (The),
6.88%, 8/15/2026(a)	150,000	163,500
10.25%, 2/15/2027(a)	750,000	829,687
Infor US, Inc., 6.50%, 5/15/2022	925,000	940,031
Informatica LLC, 7.13%, 7/15/2023(a)	575,000	585,063
NCR Corp.,
5.00%, 7/15/2022	250,000	252,813
6.38%, 12/15/2023	150,000	154,125
5.75%, 9/1/2027(a)	75,000	77,625
Nuance Communications, Inc., 5.63%, 12/15/2026	450,000	475,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Technology (continued)
Qorvo, Inc., 4.38%, 10/15/2029(a)	$175,000	$176,203
Rackspace Hosting, Inc., 8.63%, 11/15/2024(a)	600,000	551,940
Refinitiv US Holdings, Inc.,
6.25%, 5/15/2026(a)	100,000	107,249
8.25%, 11/15/2026(a)	750,000	827,813
Riverbed Technology, Inc., 8.88%, 3/1/2023(a)	300,000	162,000
RP Crown Parent LLC, 7.38%, 10/15/2024(a)	675,000	702,000
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/2026(a)	200,000	213,000
Sensata Technologies, Inc., 4.38%, 2/15/2030(a)	75,000	74,906
Sophia LP, 9.00%, 9/30/2023(a)	225,000	230,344
SS&C Technologies, Inc., 5.50%, 9/30/2027(a)	475,000	496,387
Tempo Acquisition LLC, 6.75%, 6/1/2025(a)	1,050,000	1,081,500
TTM Technologies, Inc., 5.63%, 10/1/2025(a)	325,000	325,000
Western Digital Corp., 4.75%, 2/15/2026	225,000	231,469

		10,459,497

Utility - Electric 2.3%
Calpine Corp.,
5.75%, 1/15/2025	475,000	483,312
5.25%, 6/1/2026(a)	50,000	51,750
Enviva Partners LP, 8.50%, 11/1/2021	550,000	562,375
NRG Energy, Inc.,
6.63%, 1/15/2027	250,000	270,838
5.25%, 6/15/2029(a)	300,000	322,590
TerraForm Power Operating LLC,
6.63%, 6/15/2025(a)(f)	200,000	210,802
5.00%, 1/31/2028(a)	475,000	494,000
Vistra Operations Co. LLC,
5.50%, 9/1/2026(a)	150,000	156,930
5.63%, 2/15/2027(a)	300,000	315,915
5.00%, 7/31/2027(a)	225,000	231,678

		3,100,190

Wireless Communications 3.8%
Altice France SA, 7.38%, 5/1/2026(a)	1,225,000	1,313,457
Altice Luxembourg SA, 7.63%, 2/15/2025(a)	425,000	443,062
Sprint Capital Corp., 6.88%, 11/15/2028	425,000	463,335
Sprint Corp.,
7.88%, 9/15/2023	650,000	713,999
7.13%, 6/15/2024	600,000	646,680
7.63%, 2/15/2025	200,000	220,000
7.63%, 3/1/2026	150,000	165,563

Corporate Bonds (continued)
	Principal Amount	Value

Wireless Communications (continued)
T-Mobile USA, Inc.,
6.38%, 3/1/2025	$500,000	$517,980
6.50%, 1/15/2026	125,000	134,399
4.50%, 2/1/2026	250,000	257,325
4.75%, 2/1/2028	275,000	287,787

		5,163,587

Total Corporate Bonds (cost $128,762,698)		127,763,029

Total Investments (cost $128,954,767) — 95.3%		127,914,510

Other assets in excess of liabilities — 4.7%		6,241,785

NET ASSETS — 100.0%		$134,156,295

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $83,845,354 which represents 62.50% of net assets.

(b)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Security in default.
(d)	Restricted security.
(e)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $444,937 which represents 0.33% of net assets.

(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2019.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 20191:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]	Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 32	(5.00)	Quarterly	6/20/2024	3.29	USD 1,400,000	84,706	15,205	99,911

						84,706	15,205	99,911

At September 30, 2019, the Fund had $71,267 segregated as collateral for credit default swap contracts.

Currency:

USD	United States Dollar

1

The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$151,481	$–	$–	$151,481
Corporate Bonds
Aerospace & Defense	–	1,929,375	–	1,929,375
Automotive	–	4,336,620	–	4,336,620
Banking	–	308,005	–	308,005
Building Materials	–	2,893,444	–	2,893,444
Cable Satellite	–	12,610,363	–	12,610,363
Chemicals	–	2,886,391	–	2,886,391
Construction Machinery	–	1,008,612	–	1,008,612
Consumer Cyclical Services	–	1,532,672	–	1,532,672
Consumer Products	–	1,853,001	–	1,853,001
Diversified Manufacturing	–	1,806,333	–	1,806,333
Environmental	–	355,688	–	355,688
Finance Companies	–	3,021,012	–	3,021,012
Food & Beverage	–	3,582,216	–	3,582,216
Food & Staples Retailing	–	–	–	–
Gaming	–	4,409,865	–	4,409,865
Health Insurance	–	368,293	–	368,293
Healthcare	–	13,811,704	–	13,811,704
Hotels, Restaurants & Leisure	–	942,735	–	942,735
Independent Energy	–	6,455,082	–	6,455,082
Industrial - Other	–	977,937	–	977,937
Insurance - P&C	–	4,829,890	–	4,829,890
Leisure	–	925,839	–	925,839
Media Entertainment	–	7,402,003	–	7,402,003
Metals & Mining	–	2,272,027	–	2,272,027
Midstream	–	8,006,066	–	8,006,066
Oil Field Services	–	2,106,329	–	2,106,329
Packaging	–	7,892,771	–	7,892,771

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Paper	$–	$751,312	$–	$751,312
Pharmaceuticals	–	5,105,095	–	5,105,095
Refining	–	556,875	–	556,875
Restaurants	–	1,662,145	–	1,662,145
Retailers	–	1,159,344	–	1,159,344
Supermarkets	–	1,280,711	–	1,280,711
Technology	–	10,459,497	–	10,459,497
Utility - Electric	–	3,100,190	–	3,100,190
Wireless Communications	–	5,163,587	–	5,163,587
Total Corporate Bonds	$–	$127,763,029	$–	$127,763,029
Swap Contracts*	$–	$15,205	$–	$15,205
Total	$151,481	$127,778,234	$–	$127,929,715

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

* Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

During the period ended September 30, 2019, the Fund held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the period ended September 30, 2019. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums paid at the beginning of the initiation period are included under “Receivable for variation margin on centrally cleared credit default swap contracts”. These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2019 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Unrealized appreciation on centrally cleared credit default swap contracts	$ 15,205
Total		$ 15,205

(a) Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 98.9%
	Shares	Value

Aerospace & Defense 5.5%
Boeing Co. (The)	18,000	$6,848,460
Raytheon Co.	28,000	5,493,320

		12,341,780

Banks 4.9%
JPMorgan Chase & Co.	93,000	10,945,170

Capital Markets 8.5%
Brookfield Asset Management, Inc., Class A	211,000	11,201,990
Charles Schwab Corp. (The)	125,000	5,228,750
Goldman Sachs Group, Inc. (The)	13,000	2,693,990

		19,124,730

Chemicals 2.5%
Methanex Corp.	25,000	886,750
Sherwin-Williams Co. (The)	8,500	4,673,895

		5,560,645

Communications Equipment 7.5%
Cisco Systems, Inc.	165,000	8,152,650
Motorola Solutions, Inc.	51,000	8,690,910

		16,843,560

Construction Materials 1.1%
Eagle Materials, Inc.	27,000	2,430,270

Containers & Packaging 3.0%
Ball Corp.	92,000	6,698,520

Diversified Financial Services 5.2%
Berkshire Hathaway, Inc., Class B *	56,000	11,649,120

Electrical Equipment 1.9%
Rockwell Automation, Inc.	26,000	4,284,800

Entertainment 1.8%
Activision Blizzard, Inc.	75,000	3,969,000

Food & Staples Retailing 4.8%
US Foods Holding Corp. *	265,000	10,891,500

Food Products 2.4%
Lamb Weston Holdings, Inc.	26,000	1,890,720
Mondelez International, Inc., Class A	63,000	3,485,160

		5,375,880

Health Care Equipment & Supplies 1.3%
Hill-Rom Holdings, Inc.	28,000	2,946,440

Health Care Providers & Services 4.5%
HCA Healthcare, Inc.	64,000	7,706,880
Universal Health Services, Inc., Class B	17,000	2,528,750

		10,235,630

Hotels, Restaurants & Leisure 4.4%
Aramark	128,000	5,578,240
McDonald’s Corp.	20,000	4,294,200

		9,872,440

Industrial Conglomerates 0.9%
3M Co.	13,000	2,137,200

Insurance 3.1%
Chubb Ltd.	44,000	7,103,360

Interactive Media & Services 4.9%
Alphabet, Inc., Class C *	9,000	10,971,000

IT Services 1.8%
PayPal Holdings, Inc. *	40,000	4,143,600

Machinery 4.1%
Allison Transmission Holdings, Inc.	50,000	2,352,500
Stanley Black & Decker, Inc.	47,000	6,787,270

		9,139,770

Media 3.0%
Comcast Corp., Class A	150,000	6,762,000

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels 1.3%
EOG Resources, Inc.	41,000	$3,043,020

Pharmaceuticals 2.1%
Pfizer, Inc.	132,000	4,742,760

Road & Rail 3.7%
CSX Corp.	119,000	8,243,130

Semiconductors & Semiconductor Equipment 2.1%
Analog Devices, Inc.	43,000	4,804,390

Software 4.1%
Microsoft Corp.	66,000	9,175,980

Specialty Retail 1.9%
Lowe’s Cos., Inc.	40,000	4,398,400

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	42,500	9,518,725

Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc., Class B	58,000	5,447,360

Total Investments (cost $147,415,784) — 98.9%		222,800,180

Other assets in excess of liabilities — 1.1%		2,378,444

NET ASSETS — 100.0%		$225,178,624

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.8%
	Shares	Value

Airlines 1.8%
Ryanair Holdings plc, ADR-IE *	31,428	$2,086,191

Auto Components 3.4%
Aptiv plc	44,471	3,887,655

Banks 6.1%
JPMorgan Chase & Co.	32,677	3,845,756
US Bancorp	55,728	3,083,988

		6,929,744

Capital Markets 3.9%
Intercontinental Exchange, Inc.	47,908	4,420,471

Chemicals 4.7%
Novozymes A/S, ADR-DK	49,258	2,071,915
Sherwin-Williams Co. (The)	6,074	3,339,910

		5,411,825

Communications Equipment 1.5%
Arista Networks, Inc. *	7,221	1,725,241

Consumer Finance 1.9%
American Express Co.	18,308	2,165,470

Electrical Equipment 2.1%
Vestas Wind Systems A/S, ADR-DK	94,268	2,438,713

Electronic Equipment, Instruments & Components 1.6%
Zebra Technologies Corp., Class A *	8,805	1,817,088

Energy Equipment & Services 1.2%
Schlumberger Ltd.	41,094	1,404,182

Equity Real Estate Investment Trusts (REITs) 1.5%
Weyerhaeuser Co.	62,930	1,743,161

Food & Staples Retailing 3.1%
Kroger Co. (The)	137,677	3,549,313

Health Care Equipment & Supplies 10.0%
Becton Dickinson and Co.	15,121	3,825,008
Danaher Corp.	25,898	3,740,448
Medtronic plc	35,753	3,883,491

		11,448,947

Health Care Providers & Services 6.6%
AmerisourceBergen Corp.	40,365	3,323,251
Cigna Corp.	21,509	3,264,851
Premier, Inc., Class A *	33,585	971,278

		7,559,380

Hotels, Restaurants & Leisure 2.5%
Compass Group plc, ADR-UK	110,007	2,832,680

Insurance 2.5%
Progressive Corp. (The)	37,464	2,894,094

Interactive Media & Services 3.4%
Alphabet, Inc., Class A *	3,227	3,940,619

IT Services 4.3%
Cognizant Technology Solutions Corp., Class A	36,688	2,211,002
Mastercard, Inc., Class A	10,005	2,717,058

		4,928,060

Machinery 3.6%
Stanley Black & Decker, Inc.	28,637	4,135,469

Media 4.0%
Comcast Corp., Class A	102,224	4,608,258

Oil, Gas & Consumable Fuels 2.4%
EQT Corp.	77,649	826,185

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	83,528	$1,876,039

		2,702,224

Personal Products 3.1%
Unilever NV, NYRS-UK	58,251	3,496,808

Pharmaceuticals 2.6%
Roche Holding AG, ADR-CH	82,467	3,005,922

Road & Rail 0.9%
CSX Corp.	14,934	1,034,478

Semiconductors & Semiconductor Equipment 4.4%
Texas Instruments, Inc.	38,879	5,024,722

Software 5.7%
Intuit, Inc.	8,819	2,345,325
Microsoft Corp.	30,458	4,234,576

		6,579,901

Specialty Retail 4.2%
Advance Auto Parts, Inc.	28,954	4,788,992

Textiles, Apparel & Luxury Goods 1.5%
Gildan Activewear, Inc.	49,835	1,769,142

Trading Companies & Distributors 4.3%
United Rentals, Inc. *	19,230	2,396,827
WW Grainger, Inc.	8,678	2,578,668

		4,975,495

Total Investments (cost $87,576,246) — 98.8%		113,304,245

Other assets in excess of liabilities — 1.2%		1,361,682

NET ASSETS — 100.0%		$114,665,927

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
CH	Switzerland
DK	Denmark
IE	Ireland
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.6%
	Principal Amount	Value

Airlines 0.1%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$248,305	$260,273
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 4/11/2024(a)	238,027	250,667
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	376,324	406,467

		917,407

Automobiles 0.1%
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/2024	1,600,000	1,660,679
Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, 3/15/2023	1,400,000	1,405,042

		3,065,721

Credit Card 0.4%
BA Credit Card Trust, Series 2018-A3, Class A3, 3.10%, 12/15/2023	3,500,000	3,575,707
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,100,000	1,099,273
Series 2018-A6, Class A6, 3.21%, 12/7/2024	2,000,000	2,083,442
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/2022	1,750,000	1,748,873

		8,507,295

Other 0.0%†
Kansas City Power & Light Co., 3.65%, 8/15/2025(a)	500,000	534,924

Total Asset-Backed Securities (cost $12,691,465)		13,025,347

Commercial Mortgage-Backed Securities 2.1%
	Principal Amount	Value

BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	1,375,000	1,495,154
BENCHMARK
Series 2018-B4, Class A2, 3.98%, 7/15/2051	500,000	529,904
Series 2018-B4, Class A5, 4.12%, 7/15/2051(b)	1,000,000	1,128,124
Benchmark Mortgage Trust, Series 2019-B11, Class A4, 3.28%, 5/15/2052	3,000,000	3,204,015
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AS, 4.02%, 10/10/2047	1,500,000	1,598,240
Series 2016-P5, Class A4, 2.94%, 10/10/2049	600,000	623,115
Series 2017-P7, Class A4, 3.71%, 4/14/2050	1,500,000	1,635,237
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 5/15/2045	1,631,237	1,673,698
Series 2013-CR8, Class A5, 3.61%, 6/10/2046(b)	1,000,000	1,046,797
Series 2014-UBS2, Class A5, 3.96%, 3/10/2047	1,500,000	1,600,378
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	1,500,000	1,593,861
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,000,000	1,049,755
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	1,000,000	1,080,139

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 4/15/2051(b)	$1,250,000	$1,390,567
FHLMC Multifamily Structured Pass-Through Certificates REMICS
Series K006, Class A2, 4.25%, 1/25/2020	146,457	146,695
Series K013, Class A2, 3.97%, 1/25/2021(b)	500,000	510,126
Series K020, Class A2, 2.37%, 5/25/2022	1,500,000	1,513,060
Series K024, Class A2, 2.57%, 9/25/2022	100,000	101,624
Series K026, Class A2, 2.51%, 11/25/2022	900,000	913,582
Series K031, Class A2, 3.30%, 4/25/2023(b)	400,000	416,405
Series K033, Class A2, 3.06%, 7/25/2023(b)	950,000	984,581
Series K034, Class A2, 3.53%, 7/25/2023(b)	5,400,000	5,688,552
Series K038, Class A1, 2.60%, 10/25/2023	191,251	193,862
Series K037, Class A2, 3.49%, 1/25/2024	800,000	845,436
Series K069, Class A2, 3.19%, 9/25/2027(b)	2,500,000	2,687,785
FNMA ACES REMICS
Series 2014-M6, Class A2, 2.68%, 5/25/2021(b)	144,435	145,668
Series 2013-M6, Class 1AC, 3.66%, 2/25/2043(b)	250,000	270,147
GS Mortgage Securities Trust
Series 2012-GCJ7, Class A4, 3.38%, 5/10/2045	1,999,016	2,033,180
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,500,000	1,589,134
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	286,052	293,858
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,000,000	1,069,953
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.22%, 7/15/2046(b)	500,000	532,911
Series 2015-C24, Class A4, 3.73%, 5/15/2048	1,000,000	1,075,244
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/2052	1,180,000	1,268,552
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,500,000	2,570,095
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048	1,500,000	1,596,597
Series 2017-C40, Class A4, 3.58%, 10/15/2050	1,500,000	1,622,428
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5, 3.34%, 6/15/2046	1,750,000	1,817,025
Series 2013-C15, Class A4, 4.15%, 8/15/2046(b)	1,175,000	1,257,558

Total Commercial Mortgage-Backed Securities (cost $49,517,426)		50,793,042

Corporate Bonds 25.7%
	Principal Amount	Value

Aerospace & Defense 0.5%
Boeing Co. (The),
2.30%, 8/1/2021	200,000	200,869

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Aerospace & Defense (continued)
Boeing Co. (The), (continued)
2.25%, 6/15/2026(a)	$500,000	$498,009
2.70%, 2/1/2027	35,000	35,592
3.20%, 3/1/2029	500,000	524,918
2.95%, 2/1/2030	85,000	87,152
3.25%, 2/1/2035	100,000	103,622
3.30%, 3/1/2035	130,000	130,648
3.75%, 2/1/2050	340,000	367,211
3.95%, 8/1/2059	100,000	109,853
Embraer Netherlands Finance BV,
5.40%, 2/1/2027	500,000	565,630
General Dynamics Corp.,
3.88%, 7/15/2021	100,000	102,934
2.63%, 11/15/2027(a)	500,000	513,760
L3Harris Technologies, Inc.,
3.95%, 5/28/2024(c)	257,000	272,722
4.85%, 4/27/2035	90,000	106,548
Lockheed Martin Corp.,
2.90%, 3/1/2025	500,000	517,651
3.55%, 1/15/2026	250,000	268,032
3.60%, 3/1/2035	110,000	118,914
4.07%, 12/15/2042	393,000	453,585
4.70%, 5/15/2046	250,000	317,353
Northrop Grumman Corp.,
3.50%, 3/15/2021	500,000	509,246
4.75%, 6/1/2043	250,000	306,209
4.03%, 10/15/2047	500,000	567,116
Raytheon Co.,
3.13%, 10/15/2020	250,000	252,981
3.15%, 12/15/2024	145,000	152,379
4.70%, 12/15/2041	150,000	186,476
Rockwell Collins, Inc.,
3.50%, 3/15/2027	1,000,000	1,066,952
Textron, Inc.,
4.30%, 3/1/2024	250,000	267,296
United Technologies Corp.,
4.13%, 11/16/2028	250,000	282,846
6.13%, 7/15/2038	400,000	549,772
4.50%, 6/1/2042	500,000	598,774
4.15%, 5/15/2045	250,000	286,736
4.63%, 11/16/2048(a)	500,000	624,256

		10,946,042

Air Freight & Logistics 0.1%
FedEx Corp.,
3.25%, 4/1/2026	85,000	87,631
3.30%, 3/15/2027	70,000	71,783
3.90%, 2/1/2035	380,000	388,772
3.88%, 8/1/2042	50,000	48,291
4.55%, 4/1/2046	500,000	524,453
United Parcel Service, Inc.,
3.13%, 1/15/2021	500,000	506,390
2.20%, 9/1/2024	40,000	40,136
6.20%, 1/15/2038	295,000	415,047
3.40%, 9/1/2049	320,000	321,993

		2,404,496

Airlines 0.0%†
Delta Air Lines, Inc.,
3.63%, 3/15/2022	250,000	256,810

Auto Components 0.0%†
Aptiv Corp.,
4.15%, 3/15/2024(a)	475,000	502,824
BorgWarner, Inc.,
3.38%, 3/15/2025(a)	135,000	140,174
Lear Corp.,
5.25%, 5/15/2049	150,000	154,292

		797,290

Automobiles 0.1%
Daimler Finance North America LLC,
8.50%, 1/18/2031(a)	250,000	372,451
Ford Motor Co.,
4.75%, 1/15/2043	350,000	304,133
5.29%, 12/8/2046(a)	250,000	230,972

Corporate Bonds (continued)
	Principal Amount	Value

Automobiles (continued)
General Motors Co.,
4.20%, 10/1/2027	$250,000	$254,754
5.15%, 4/1/2038(a)	250,000	252,412
5.20%, 4/1/2045	500,000	493,773
6.75%, 4/1/2046	35,000	40,037
5.40%, 4/1/2048	250,000	250,424

		2,198,956

Banks 4.7%
Australia & New Zealand Banking Group Ltd.,
3.30%, 5/17/2021(a)	1,500,000	1,530,579
Banco Santander SA,
3.50%, 4/11/2022	800,000	820,990
3.80%, 2/23/2028	600,000	628,509
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(d)	1,000,000	1,005,662
3.30%, 1/11/2023	500,000	516,584
4.10%, 7/24/2023	250,000	266,730
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(d)	1,515,000	1,547,220
4.00%, 4/1/2024	350,000	375,183
Series L, 3.95%, 4/21/2025	310,000	328,517
3.88%, 8/1/2025(a)	250,000	269,451
4.45%, 3/3/2026	125,000	136,224
3.50%, 4/19/2026	290,000	307,886
4.25%, 10/22/2026	435,000	469,671
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(d)	2,000,000	2,109,599
3.25%, 10/21/2027	500,000	519,716
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(d)	500,000	536,722
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(d)	1,000,000	1,044,401
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(d)	250,000	285,622
5.88%, 2/7/2042	250,000	346,111
5.00%, 1/21/2044	350,000	444,031
Series L, 4.75%, 4/21/2045	250,000	300,924
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(d)	750,000	889,760
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050(d)	500,000	589,150
Bank of America NA,
(ICE LIBOR USD 3 Month + 0.65%), 3.34%, 1/25/2023(d)	500,000	513,309
Bank of Montreal,
1.90%, 8/27/2021(a)	1,000,000	998,511
Bank of Nova Scotia (The),
2.80%, 7/21/2021	500,000	506,928
2.45%, 9/19/2022	1,000,000	1,014,396
Barclays Bank plc,
5.14%, 10/14/2020	250,000	255,644
Barclays plc,
3.25%, 1/12/2021	1,000,000	1,007,244
3.65%, 3/16/2025	360,000	368,424
4.34%, 1/10/2028	1,000,000	1,050,742
5.25%, 8/17/2045(a)	205,000	231,166
BB&T Corp.,
3.05%, 6/20/2022	500,000	512,238
2.85%, 10/26/2024	250,000	256,574
BBVA USA,
3.88%, 4/10/2025	500,000	520,660
BNP Paribas SA,
5.00%, 1/15/2021	250,000	259,265
Branch Banking & Trust Co.,
3.63%, 9/16/2025	250,000	265,725
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.64%, 9/17/2029(d)	250,000	248,357
Canadian Imperial Bank of Commerce,
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(a)(d)	500,000	503,070
Citigroup, Inc.,
2.35%, 8/2/2021(a)	500,000	502,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Citigroup, Inc., (continued)
4.50%, 1/14/2022	$650,000	$683,296
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(d)	500,000	506,370
3.88%, 10/25/2023	750,000	794,151
3.75%, 6/16/2024	500,000	530,425
3.30%, 4/27/2025(a)	560,000	585,684
4.60%, 3/9/2026	350,000	382,406
3.40%, 5/1/2026	500,000	522,254
3.20%, 10/21/2026	500,000	516,867
4.30%, 11/20/2026	500,000	538,619
4.45%, 9/29/2027	500,000	545,538
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(d)	500,000	535,579
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(d)	1,500,000	1,568,685
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030(d)	500,000	543,682
6.63%, 6/15/2032(a)	333,000	435,686
8.13%, 7/15/2039	350,000	573,822
6.68%, 9/13/2043	250,000	362,569
4.65%, 7/23/2048	200,000	244,762
Citizens Bank NA,
2.65%, 5/26/2022	250,000	253,006
Comerica, Inc.,
4.00%, 2/1/2029	250,000	275,116
Cooperatieve Rabobank UA,
2.75%, 1/10/2022	500,000	507,724
4.63%, 12/1/2023	250,000	268,370
3.38%, 5/21/2025	500,000	531,785
5.25%, 5/24/2041	175,000	240,432
5.75%, 12/1/2043	250,000	334,125
5.25%, 8/4/2045	250,000	313,694
Credit Suisse Group Funding Guernsey Ltd.,
3.13%, 12/10/2020	500,000	504,688
3.80%, 9/15/2022	440,000	457,547
3.75%, 3/26/2025	390,000	409,605
4.55%, 4/17/2026	500,000	549,015
Discover Bank,
4.20%, 8/8/2023	500,000	531,540
2.45%, 9/12/2024	300,000	299,296
Fifth Third Bancorp,
3.50%, 3/15/2022	700,000	721,863
2.60%, 6/15/2022	500,000	505,352
Fifth Third Bank,
3.95%, 7/28/2025	200,000	217,558
First Republic Bank,
2.50%, 6/6/2022	750,000	753,743
HSBC Bank USA NA,
5.63%, 8/15/2035	250,000	313,743
HSBC Holdings plc,
3.40%, 3/8/2021	2,000,000	2,031,471
5.10%, 4/5/2021	500,000	521,257
4.25%, 3/14/2024	500,000	526,102
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(d)	200,000	209,310
4.30%, 3/8/2026	500,000	540,033
3.90%, 5/25/2026	500,000	529,254
6.50%, 5/2/2036(a)	400,000	532,428
6.50%, 9/15/2037	600,000	806,050
5.25%, 3/14/2044(a)	250,000	309,200
HSBC USA, Inc.,
3.50%, 6/23/2024(a)	500,000	528,560
Huntington Bancshares, Inc.,
3.15%, 3/14/2021	395,000	400,316
ING Groep NV,
4.10%, 10/2/2023	500,000	530,752
JPMorgan Chase & Co.,
4.25%, 10/15/2020	350,000	358,135
2.55%, 10/29/2020	500,000	502,584
2.55%, 3/1/2021	500,000	502,806
4.63%, 5/10/2021	500,000	519,660
2.30%, 8/15/2021	1,000,000	1,001,674
(ICE LIBOR USD 3 Month + 0.70%), 3.21%, 4/1/2023(d)	1,000,000	1,024,368

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co., (continued)
3.38%, 5/1/2023	$250,000	$258,557
3.88%, 9/10/2024	1,000,000	1,064,025
3.13%, 1/23/2025	1,000,000	1,035,459
(SOFR + 1.16%), 2.30%, 10/15/2025(a)(d)	250,000	249,055
3.30%, 4/1/2026	500,000	523,244
8.00%, 4/29/2027	290,000	387,367
4.25%, 10/1/2027	500,000	549,318
(ICE LIBOR USD 3 Month + 1.38%), 3.54%, 5/1/2028(d)	500,000	527,232
(ICE LIBOR USD 3 Month + 1.12%), 4.01%, 4/23/2029(d)	1,000,000	1,092,235
5.60%, 7/15/2041	400,000	543,127
5.40%, 1/6/2042	500,000	662,037
4.85%, 2/1/2044(a)	500,000	630,488
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048(d)	750,000	875,636
(ICE LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/2048(d)	500,000	560,564
KeyBank NA,
3.30%, 2/1/2022	500,000	514,287
6.95%, 2/1/2028	225,000	282,589
KeyCorp,
2.55%, 10/1/2029	250,000	244,537
Korea Development Bank (The),
4.63%, 11/16/2021	200,000	210,038
3.00%, 1/13/2026	500,000	517,560
Kreditanstalt fuer Wiederaufbau,
1.88%, 11/30/2020	2,000,000	2,001,155
1.63%, 3/15/2021	500,000	498,969
1.50%, 6/15/2021	500,000	498,068
2.00%, 11/30/2021(a)	1,000,000	1,006,817
2.13%, 6/15/2022	2,000,000	2,025,604
1.75%, 8/22/2022	1,000,000	1,003,075
2.38%, 12/29/2022	250,000	255,835
2.63%, 2/28/2024(a)	2,000,000	2,084,845
0.00%, 6/29/2037(a)(e)	750,000	514,299
Landwirtschaftliche Rentenbank,
Series 36, 2.00%, 12/6/2021	250,000	251,529
1.75%, 7/27/2026(a)	1,000,000	1,003,982
Lloyds Banking Group plc,
4.50%, 11/4/2024	205,000	214,013
4.58%, 12/10/2025	350,000	367,579
4.65%, 3/24/2026	500,000	526,662
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028(d)	1,000,000	1,020,439
Mitsubishi UFJ Financial Group, Inc.,
3.22%, 3/7/2022(a)	500,000	511,764
3.46%, 3/2/2023	750,000	776,925
3.85%, 3/1/2026	750,000	804,839
3.74%, 3/7/2029	1,000,000	1,083,813
Mizuho Financial Group, Inc.,
(ICE LIBOR USD 3 Month + 1.10%), 2.55%, 9/13/2025(d)	455,000	453,751
3.17%, 9/11/2027	750,000	778,120
MUFG Americas Holdings Corp.,
3.00%, 2/10/2025	400,000	408,526
National Australia Bank Ltd.,
2.50%, 7/12/2026	750,000	756,668
Oesterreichische Kontrollbank AG,
1.63%, 9/17/2022	1,000,000	998,628
PNC Bank NA,
2.95%, 1/30/2023	250,000	255,445
3.80%, 7/25/2023	500,000	526,899
2.95%, 2/23/2025	500,000	516,912
Regions Financial Corp.,
2.75%, 8/14/2022	750,000	759,906
Royal Bank of Canada,
2.50%, 1/19/2021(a)	500,000	503,326
2.55%, 7/16/2024	350,000	354,740
Royal Bank of Scotland Group plc,
6.13%, 12/15/2022	500,000	541,031
3.88%, 9/12/2023	365,000	376,821
4.80%, 4/5/2026	500,000	546,623

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Royal Bank of Scotland Group plc, (continued)
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029(d)	$250,000	$275,096
(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030(d)	500,000	559,390
Santander Holdings USA, Inc.,
3.50%, 6/7/2024	500,000	512,955
Santander UK Group Holdings plc,
2.88%, 10/16/2020	210,000	210,659
Santander UK plc,
4.00%, 3/13/2024	500,000	530,420
Sumitomo Mitsui Financial Group, Inc.,
2.93%, 3/9/2021	500,000	504,468
2.78%, 7/12/2022	1,000,000	1,014,474
2.45%, 9/27/2024(a)	500,000	499,444
2.63%, 7/14/2026	750,000	751,361
3.35%, 10/18/2027	500,000	526,231
3.20%, 9/17/2029	500,000	506,743
SunTrust Banks, Inc.,
4.00%, 5/1/2025	1,000,000	1,080,889
Toronto-Dominion Bank (The),
2.50%, 12/14/2020	750,000	754,666
3.25%, 3/11/2024(a)	500,000	522,542
US Bancorp,
4.13%, 5/24/2021	150,000	154,991
Series V, 2.63%, 1/24/2022(a)	250,000	253,066
3.90%, 4/26/2028	1,000,000	1,122,129
US Bank NA,
2.80%, 1/27/2025(a)	1,000,000	1,031,659
Wells Fargo & Co.,
2.50%, 3/4/2021	500,000	502,347
3.75%, 1/24/2024	2,000,000	2,116,280
3.00%, 2/19/2025	825,000	846,038
3.00%, 4/22/2026	500,000	512,679
4.30%, 7/22/2027	100,000	109,562
5.38%, 2/7/2035	457,000	584,553
5.38%, 11/2/2043	250,000	313,635
5.61%, 1/15/2044	388,000	502,167
3.90%, 5/1/2045(a)	250,000	282,140
4.90%, 11/17/2045	500,000	594,592
4.40%, 6/14/2046	350,000	393,005
4.75%, 12/7/2046	250,000	295,140
Wells Fargo Bank NA,
2.60%, 1/15/2021	1,000,000	1,007,253
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022(d)	500,000	505,685
(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(d)	500,000	498,848
Wells Fargo Capital X,
5.95%, 12/15/2036	275,000	340,098
Westpac Banking Corp.,
2.65%, 1/25/2021	2,000,000	2,015,278
2.10%, 5/13/2021(a)	500,000	500,294
2.85%, 5/13/2026	500,000	516,399
3.40%, 1/25/2028(a)	500,000	541,117

		112,259,385

Beverages 0.7%
Anheuser-Busch Cos. LLC,
3.65%, 2/1/2026	750,000	803,472
4.70%, 2/1/2036	500,000	577,549
4.90%, 2/1/2046	1,370,000	1,634,721
Anheuser-Busch InBev Finance, Inc.,
4.63%, 2/1/2044	150,000	171,201
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 1/23/2025	1,500,000	1,638,295
4.00%, 4/13/2028	500,000	551,441
4.60%, 4/15/2048	500,000	576,671
4.44%, 10/6/2048	581,000	657,675
5.55%, 1/23/2049	1,000,000	1,308,716
Coca-Cola Co. (The),
3.15%, 11/15/2020	200,000	202,720
3.20%, 11/1/2023(a)	550,000	578,439
1.75%, 9/6/2024	500,000	495,311
2.90%, 5/25/2027(a)	500,000	526,289

Corporate Bonds (continued)
	Principal Amount	Value

Beverages (continued)
Constellation Brands, Inc.,
3.50%, 5/9/2027	$500,000	$522,963
3.60%, 2/15/2028	1,000,000	1,055,788
Diageo Capital plc,
2.63%, 4/29/2023	500,000	509,360
2.38%, 10/24/2029	210,000	208,102
Keurig Dr Pepper, Inc.,
2.70%, 11/15/2022	250,000	251,215
4.60%, 5/25/2028	750,000	839,886
5.09%, 5/25/2048(a)	250,000	295,752
Molson Coors Brewing Co.,
3.00%, 7/15/2026	190,000	191,991
5.00%, 5/1/2042(a)	250,000	276,108
PepsiCo, Inc.,
3.13%, 11/1/2020(a)	300,000	304,152
2.85%, 2/24/2026(a)	150,000	156,286
4.25%, 10/22/2044(a)	500,000	595,792
4.45%, 4/14/2046	500,000	622,891

		15,552,786

Biotechnology 0.5%
AbbVie, Inc.,
3.20%, 5/14/2026	1,370,000	1,395,020
4.50%, 5/14/2035	500,000	535,813
4.30%, 5/14/2036	250,000	263,860
4.40%, 11/6/2042	625,000	644,598
Amgen, Inc.,
3.45%, 10/1/2020	100,000	101,404
4.56%, 6/15/2048(a)	774,000	893,661
4.66%, 6/15/2051	768,000	899,195
Baxalta, Inc.,
4.00%, 6/23/2025	60,000	64,627
Biogen, Inc.,
3.63%, 9/15/2022	1,000,000	1,039,722
4.05%, 9/15/2025	195,000	211,247
Celgene Corp.,
3.95%, 10/15/2020	400,000	407,065
3.25%, 8/15/2022	300,000	309,098
3.25%, 2/20/2023	250,000	258,804
3.88%, 8/15/2025	500,000	539,700
3.90%, 2/20/2028	500,000	547,681
4.63%, 5/15/2044	500,000	593,786
4.55%, 2/20/2048	250,000	298,320
Gilead Sciences, Inc.,
4.50%, 4/1/2021	200,000	206,641
3.70%, 4/1/2024	1,000,000	1,058,575
3.50%, 2/1/2025	240,000	253,386
3.65%, 3/1/2026	145,000	155,415
4.50%, 2/1/2045	500,000	578,621
4.75%, 3/1/2046	500,000	595,123

		11,851,362

Building Products 0.1%
Allegion plc,
3.50%, 10/1/2029	250,000	252,449
Fortune Brands Home & Security, Inc.,
3.25%, 9/15/2029(a)	250,000	248,293
Johnson Controls International plc,
3.90%, 2/14/2026(a)	183,000	195,643
4.63%, 7/2/2044(f)	350,000	380,466
Owens Corning,
4.30%, 7/15/2047	500,000	454,070

		1,530,921

Capital Markets 1.3%
Bank of New York Mellon Corp. (The),
3.25%, 9/11/2024	750,000	786,784
Series G, 3.00%, 2/24/2025	205,000	213,412
3.00%, 10/30/2028	500,000	514,591
Brookfield Finance, Inc.,
4.25%, 6/2/2026	500,000	532,452
Charles Schwab Corp. (The),
4.00%, 2/1/2029	500,000	556,753
CME Group, Inc.,
3.00%, 3/15/2025	500,000	523,673

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets (continued)
Credit Suisse AG,
3.63%, 9/9/2024	$500,000	$527,850
Credit Suisse USA, Inc.,
7.13%, 7/15/2032	55,000	79,332
Deutsche Bank AG,
3.95%, 2/27/2023(a)	750,000	760,916
3.70%, 5/30/2024	470,000	470,726
Franklin Resources, Inc.,
2.80%, 9/15/2022	500,000	510,448
Goldman Sachs Group, Inc. (The),
2.60%, 12/27/2020	1,625,000	1,626,967
2.88%, 2/25/2021	750,000	756,462
5.25%, 7/27/2021	500,000	526,937
2.35%, 11/15/2021	500,000	500,525
5.75%, 1/24/2022	500,000	538,696
3.63%, 1/22/2023(a)	750,000	779,982
3.20%, 2/23/2023(a)	500,000	513,377
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(d)	1,000,000	1,012,931
3.85%, 7/8/2024	385,000	407,554
3.75%, 5/22/2025	500,000	529,119
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(d)	500,000	524,457
6.45%, 5/1/2036	400,000	520,097
6.75%, 10/1/2037	150,000	202,483
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)	500,000	538,385
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(d)	500,000	564,706
6.25%, 2/1/2041	350,000	483,256
4.80%, 7/8/2044	500,000	598,713
4.75%, 10/21/2045	350,000	419,948
Intercontinental Exchange, Inc.,
4.00%, 10/15/2023	500,000	533,198
3.75%, 12/1/2025	160,000	171,943
4.25%, 9/21/2048	250,000	296,794
Jefferies Group LLC,
5.13%, 1/20/2023	250,000	269,033
4.85%, 1/15/2027	500,000	530,372
Legg Mason, Inc.,
4.75%, 3/15/2026	500,000	547,372
Moody’s Corp.,
4.50%, 9/1/2022	150,000	159,261
Morgan Stanley,
5.75%, 1/25/2021	300,000	313,912
5.50%, 7/28/2021	250,000	265,281
4.88%, 11/1/2022	500,000	536,225
4.10%, 5/22/2023	650,000	684,495
Series F, 3.88%, 4/29/2024	625,000	664,894
4.00%, 7/23/2025	215,000	231,937
3.13%, 7/27/2026	500,000	515,303
4.35%, 9/8/2026	500,000	541,463
3.63%, 1/20/2027	750,000	794,133
3.95%, 4/23/2027	500,000	528,870
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(d)	1,000,000	1,054,175
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(d)	1,000,000	1,068,778
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(d)	1,000,000	1,123,162
7.25%, 4/1/2032	324,000	462,468
Raymond James Financial, Inc.,
4.95%, 7/15/2046	250,000	298,701
S&P Global, Inc.,
4.40%, 2/15/2026	500,000	558,461
State Street Corp.,
3.70%, 11/20/2023	500,000	532,695
3.30%, 12/16/2024	310,000	325,274
TD Ameritrade Holding Corp.,
2.95%, 4/1/2022	500,000	512,618

		30,042,350

Chemicals 0.5%
Dow Chemical Co. (The),
4.13%, 11/15/2021	650,000	673,644
3.50%, 10/1/2024(a)	500,000	521,490

Corporate Bonds (continued)
	Principal Amount	Value

Chemicals (continued)
Dow Chemical Co. (The), (continued)
9.40%, 5/15/2039	$260,000	$419,542
4.80%, 5/15/2049(c)	350,000	386,830
DuPont de Nemours, Inc.,
5.42%, 11/15/2048(a)	750,000	949,528
Eastman Chemical Co.,
3.60%, 8/15/2022	100,000	103,276
4.65%, 10/15/2044(a)	350,000	380,154
Ecolab, Inc.,
4.35%, 12/8/2021	122,000	127,866
3.25%, 1/14/2023	500,000	517,934
FMC Corp.,
3.45%, 10/1/2029	60,000	60,958
4.50%, 10/1/2049	85,000	88,459
Lubrizol Corp. (The),
6.50%, 10/1/2034(a)	147,000	209,306
LyondellBasell Industries NV,
6.00%, 11/15/2021	500,000	533,172
4.63%, 2/26/2055	250,000	258,890
Mosaic Co. (The),
3.75%, 11/15/2021	250,000	255,557
4.25%, 11/15/2023	250,000	264,897
4.05%, 11/15/2027(a)	250,000	259,724
Nutrien Ltd.,
3.15%, 10/1/2022	50,000	50,959
3.00%, 4/1/2025	150,000	152,430
5.88%, 12/1/2036	125,000	150,136
6.13%, 1/15/2041	150,000	185,784
5.25%, 1/15/2045	350,000	413,678
PPG Industries, Inc.,
3.60%, 11/15/2020	500,000	508,316
2.80%, 8/15/2029	500,000	500,914
Praxair, Inc.,
4.05%, 3/15/2021	200,000	205,538
3.00%, 9/1/2021(a)	450,000	458,835
3.20%, 1/30/2026(a)	250,000	264,503
RPM International, Inc.,
3.45%, 11/15/2022(a)	350,000	359,288
Sherwin-Williams Co. (The),
3.95%, 1/15/2026	1,000,000	1,068,433
Westlake Chemical Corp.,
4.38%, 11/15/2047(a)	500,000	491,426

		10,821,467

Commercial Services & Supplies 0.1%
Cintas Corp. No. 2,
4.30%, 6/1/2021	125,000	129,215
Republic Services, Inc.,
5.25%, 11/15/2021	800,000	851,557
3.20%, 3/15/2025	500,000	520,112
Waste Management, Inc.,
3.50%, 5/15/2024	500,000	526,867
3.90%, 3/1/2035	130,000	143,360
4.15%, 7/15/2049	250,000	291,335

		2,462,446

Communications Equipment 0.1%
Cisco Systems, Inc.,
3.50%, 6/15/2025	400,000	433,161
5.90%, 2/15/2039	500,000	713,768
Motorola Solutions, Inc.,
4.00%, 9/1/2024	500,000	524,907

		1,671,836

Consumer Finance 0.6%
AerCap Ireland Capital DAC,
3.95%, 2/1/2022	750,000	774,386
3.88%, 1/23/2028	500,000	516,215
American Express Co.,
2.75%, 5/20/2022	1,000,000	1,015,937
3.00%, 10/30/2024	500,000	516,338
3.63%, 12/5/2024	500,000	529,139
Capital One Financial Corp.,
4.75%, 7/15/2021	300,000	313,233
3.20%, 1/30/2023	1,000,000	1,026,265
3.75%, 4/24/2024(a)	700,000	735,526

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Consumer Finance (continued)
Capital One Financial Corp., (continued)
3.75%, 7/28/2026	$500,000	$519,368
Caterpillar Financial Services Corp.,
2.85%, 6/1/2022(a)	500,000	511,517
3.30%, 6/9/2024	250,000	262,182
3.25%, 12/1/2024(a)	500,000	525,756
Discover Financial Services,
4.10%, 2/9/2027	500,000	532,037
Ford Motor Credit Co. LLC,
3.20%, 1/15/2021	500,000	500,668
5.60%, 1/7/2022(a)	400,000	420,250
3.35%, 11/1/2022	300,000	300,040
4.14%, 2/15/2023	500,000	507,665
3.66%, 9/8/2024	500,000	492,477
4.39%, 1/8/2026	200,000	199,031
4.54%, 8/1/2026	300,000	299,722
General Motors Financial Co., Inc.,
3.70%, 11/24/2020	500,000	506,250
4.38%, 9/25/2021	500,000	516,563
3.55%, 7/8/2022	400,000	408,187
5.25%, 3/1/2026	1,055,000	1,144,393
John Deere Capital Corp.,
3.13%, 9/10/2021(a)	250,000	255,537
2.65%, 1/6/2022	640,000	650,057
2.25%, 9/14/2026	250,000	249,441
Synchrony Financial,
4.25%, 8/15/2024	350,000	368,929
4.50%, 7/23/2025	375,000	400,195
Toyota Motor Credit Corp.,
3.30%, 1/12/2022(a)	500,000	515,698

		15,513,002

Containers & Packaging 0.1%
International Paper Co.,
3.80%, 1/15/2026	500,000	531,138
6.00%, 11/15/2041	750,000	915,279
Packaging Corp. of America,
4.50%, 11/1/2023	250,000	268,316

		1,714,733

Diversified Consumer Services 0.0%†
American University (The),
Series 2019, 3.67%, 4/1/2049	35,000	38,585
George Washington University (The),
Series 2018, 4.13%, 9/15/2048	73,000	87,128
Massachusetts Institute of Technology,
5.60%, 7/1/2111	100,000	170,707
4.68%, 7/1/2114	75,000	105,580
President & Fellows of Harvard College,
3.15%, 7/15/2046	75,000	80,237
3.30%, 7/15/2056	200,000	219,007
Trustees of Boston University,
Series CC, 4.06%, 10/1/2048	16,000	19,390

		720,634

Diversified Financial Services 0.4%
AXA Equitable Holdings, Inc.,
7.00%, 4/1/2028(a)	133,000	162,300
4.35%, 4/20/2028	1,000,000	1,065,684
Berkshire Hathaway, Inc.,
3.40%, 1/31/2022	500,000	518,271
4.50%, 2/11/2043(a)	250,000	304,256
Block Financial LLC,
5.50%, 11/1/2022	250,000	267,104
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/2020	399,000	398,037
3.37%, 11/15/2025	248,000	253,006
4.42%, 11/15/2035	1,483,000	1,551,987
Jefferies Financial Group, Inc.,
5.50%, 10/18/2023	250,000	271,301
National Rural Utilities Cooperative Finance Corp.,
3.70%, 3/15/2029	500,000	552,616
8.00%, 3/1/2032	159,000	237,123

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Financial Services (continued)
Shell International Finance BV,
2.25%, 11/10/2020	$240,000	$241,026
3.40%, 8/12/2023(a)	1,000,000	1,053,613
2.88%, 5/10/2026	500,000	520,333
4.13%, 5/11/2035	500,000	577,832
6.38%, 12/15/2038	250,000	365,437
4.55%, 8/12/2043	500,000	614,802
3.75%, 9/12/2046	250,000	277,273
Voya Financial, Inc.,
3.65%, 6/15/2026	250,000	262,003

		9,494,004

Diversified Telecommunication Services 1.1%
AT&T, Inc.,
4.60%, 2/15/2021	250,000	256,769
3.80%, 3/15/2022(a)	750,000	778,566
3.00%, 6/30/2022	500,000	510,362
4.45%, 4/1/2024	500,000	540,841
3.95%, 1/15/2025	500,000	533,832
3.40%, 5/15/2025(a)	1,000,000	1,043,345
3.60%, 7/15/2025	500,000	526,337
4.13%, 2/17/2026	1,000,000	1,080,222
3.80%, 2/15/2027	500,000	529,167
4.35%, 3/1/2029	1,000,000	1,104,489
4.50%, 5/15/2035(a)	310,000	340,129
5.25%, 3/1/2037	750,000	882,686
4.85%, 3/1/2039	500,000	566,918
5.35%, 9/1/2040	395,000	462,817
5.55%, 8/15/2041(a)	400,000	478,150
5.38%, 10/15/2041	200,000	234,218
5.15%, 3/15/2042	150,000	171,882
4.30%, 12/15/2042	603,000	629,246
4.65%, 6/1/2044	250,000	269,422
4.80%, 6/15/2044	500,000	553,072
4.35%, 6/15/2045	173,000	181,798
4.75%, 5/15/2046	500,000	554,483
5.15%, 11/15/2046	251,000	290,026
4.50%, 3/9/2048(a)	366,000	393,681
British Telecommunications plc,
9.63%, 12/15/2030(f)	250,000	381,253
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030(f)	369,000	544,855
Orange SA,
9.00%, 3/1/2031(f)	407,000	633,847
5.38%, 1/13/2042	250,000	320,879
Telefonica Emisiones SA,
5.46%, 2/16/2021	250,000	260,971
4.57%, 4/27/2023	700,000	754,493
5.21%, 3/8/2047	450,000	523,444
5.52%, 3/1/2049(a)	500,000	608,706
TELUS Corp.,
2.80%, 2/16/2027	500,000	505,626
4.30%, 6/15/2049	250,000	284,075
Verizon Communications, Inc.,
5.15%, 9/15/2023	1,000,000	1,118,874
3.38%, 2/15/2025	996,000	1,050,648
4.13%, 3/16/2027	1,000,000	1,104,174
4.33%, 9/21/2028	783,000	887,744
3.88%, 2/8/2029	110,000	120,710
4.27%, 1/15/2036	500,000	562,223
4.81%, 3/15/2039	1,385,000	1,659,997
6.55%, 9/15/2043	550,000	810,070
4.52%, 9/15/2048	1,000,000	1,182,374
5.01%, 4/15/2049	374,000	470,240

		26,697,661

Electric Utilities 1.4%
Alabama Power Co.,
5.70%, 2/15/2033(a)	574,000	745,420
4.15%, 8/15/2044	350,000	397,057
Arizona Public Service Co.,
2.60%, 8/15/2029(a)	500,000	502,057
Baltimore Gas & Electric Co.,
3.20%, 9/15/2049	115,000	113,787

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC,
4.50%, 4/1/2044	$500,000	$611,736
Cleco Corporate Holdings LLC,
3.38%, 9/15/2029(c)	250,000	250,242
Cleveland Electric Illuminating Co. (The),
5.50%, 8/15/2024	400,000	457,899
Commonwealth Edison Co.,
3.65%, 6/15/2046	250,000	270,053
4.00%, 3/1/2048	500,000	572,151
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/2038	150,000	206,885
5.10%, 6/1/2065	350,000	465,111
DTE Electric Co.,
4.30%, 7/1/2044	500,000	589,109
3.70%, 3/15/2045	145,000	157,749
Duke Energy Carolinas LLC,
3.90%, 6/15/2021	100,000	102,587
2.95%, 12/1/2026	500,000	518,035
4.25%, 12/15/2041	300,000	346,001
3.70%, 12/1/2047	500,000	542,809
Duke Energy Corp.,
3.05%, 8/15/2022	350,000	358,305
Duke Energy Florida LLC,
3.20%, 1/15/2027	250,000	262,675
3.40%, 10/1/2046	500,000	516,357
Duke Energy Progress LLC,
4.15%, 12/1/2044	500,000	572,233
4.20%, 8/15/2045	500,000	579,271
Edison International,
4.13%, 3/15/2028	500,000	512,711
Emera US Finance LP,
4.75%, 6/15/2046	350,000	405,089
Enel Finance International NV,
2.65%, 9/10/2024(c)	500,000	500,536
Entergy Corp.,
4.00%, 7/15/2022	400,000	417,643
Entergy Texas, Inc.,
4.00%, 3/30/2029	750,000	828,906
Evergy, Inc.,
4.85%, 6/1/2021	100,000	103,434
2.90%, 9/15/2029	250,000	248,736
Eversource Energy,
Series H, 3.15%, 1/15/2025	245,000	252,872
Exelon Corp.,
5.63%, 6/15/2035	400,000	500,033
FirstEnergy Corp.,
Series B, 4.25%, 3/15/2023	500,000	528,851
Series B, 3.90%, 7/15/2027	500,000	532,794
Florida Power & Light Co.,
3.13%, 12/1/2025	500,000	528,006
5.65%, 2/1/2037	450,000	604,864
4.13%, 2/1/2042	250,000	289,797
3.95%, 3/1/2048	500,000	578,001
Georgia Power Co.,
Series A, 2.20%, 9/15/2024(a)	1,000,000	989,293
4.30%, 3/15/2042	500,000	549,663
Hydro-Quebec,
8.40%, 1/15/2022	220,000	250,796
Series GF, 8.88%, 3/1/2026	156,000	217,567
Iberdrola International BV,
5.81%, 3/15/2025	118,000	136,257
Indiana Michigan Power Co.,
Series K, 4.55%, 3/15/2046	350,000	423,311
Interstate Power & Light Co.,
3.60%, 4/1/2029	623,000	668,070
LG&E & KU Energy LLC,
3.75%, 11/15/2020(a)	700,000	709,046
Louisville Gas & Electric Co.,
4.25%, 4/1/2049	250,000	293,834
MidAmerican Energy Co.,
5.80%, 10/15/2036	550,000	733,181
4.80%, 9/15/2043	500,000	626,471
Nevada Power Co.,
5.45%, 5/15/2041	150,000	189,597

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Northern States Power Co.,
2.15%, 8/15/2022	$250,000	$250,109
4.00%, 8/15/2045	165,000	188,436
NSTAR Electric Co.,
2.38%, 10/15/2022	500,000	503,871
Oncor Electric Delivery Co. LLC,
4.55%, 12/1/2041	150,000	183,007
5.30%, 6/1/2042	150,000	200,122
PacifiCorp,
5.25%, 6/15/2035	177,000	219,698
PECO Energy Co.,
1.70%, 9/15/2021	500,000	497,139
3.70%, 9/15/2047	250,000	274,927
Pinnacle West Capital Corp.,
2.25%, 11/30/2020(a)	1,000,000	999,336
PPL Capital Funding, Inc.,
5.00%, 3/15/2044	250,000	291,845
Progress Energy, Inc.,
4.40%, 1/15/2021	700,000	716,500
7.75%, 3/1/2031	236,000	336,504
Public Service Co. of Colorado,
3.20%, 11/15/2020	250,000	251,853
4.30%, 3/15/2044	250,000	295,229
Public Service Electric & Gas Co.,
3.95%, 5/1/2042	400,000	449,481
Southern California Edison Co.,
Series B, 2.40%, 2/1/2022	500,000	501,526
Series C, 3.50%, 10/1/2023	500,000	521,209
6.00%, 1/15/2034	177,000	223,142
Series 05-B, 5.55%, 1/15/2036	436,000	523,761
Series B, 4.88%, 3/1/2049(a)	500,000	600,441
Southern Co. (The),
3.25%, 7/1/2026	295,000	304,224
Southwestern Electric Power Co.,
Series L, 3.85%, 2/1/2048	750,000	794,147
Tampa Electric Co.,
3.63%, 6/15/2050(a)	40,000	42,564
Union Electric Co.,
3.65%, 4/15/2045	250,000	265,866
3.25%, 10/1/2049	250,000	250,694
Virginia Electric & Power Co.,
3.45%, 9/1/2022(a)	500,000	516,723
Series B, 4.20%, 5/15/2045	200,000	228,106
Wisconsin Electric Power Co.,
2.95%, 9/15/2021	300,000	304,267
5.63%, 5/15/2033	59,000	76,011
Xcel Energy, Inc.,
3.30%, 6/1/2025	500,000	521,709
6.50%, 7/1/2036	177,000	244,819

		33,334,154

Electrical Equipment 0.1%
ABB Finance USA, Inc.,
4.38%, 5/8/2042	100,000	121,218
Eaton Corp.,
2.75%, 11/2/2022	750,000	763,156
3.10%, 9/15/2027	500,000	520,249
Emerson Electric Co.,
6.00%, 8/15/2032	83,000	112,590

		1,517,213

Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp.,
2.80%, 2/15/2030	250,000	243,074
Arrow Electronics, Inc.,
4.50%, 3/1/2023(a)	250,000	263,009
Corning, Inc.,
4.38%, 11/15/2057	500,000	514,869
Tyco Electronics Group SA,
3.50%, 2/3/2022	300,000	308,561

		1,329,513

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC,
3.20%, 8/15/2021(a)	500,000	507,462
3.34%, 12/15/2027(a)	285,000	292,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Energy Equipment & Services (continued)
Baker Hughes a GE Co. LLC, (continued)
5.13%, 9/15/2040	$200,000	$229,089
Halliburton Co.,
3.80%, 11/15/2025(a)	250,000	264,806
6.70%, 9/15/2038	400,000	529,268
5.00%, 11/15/2045	500,000	558,348
National Oilwell Varco, Inc.,
3.95%, 12/1/2042(a)	350,000	320,770

		2,702,091

Entertainment 0.3%
NBCUniversal Media LLC,
4.38%, 4/1/2021	800,000	828,236
2.88%, 1/15/2023	350,000	359,422
5.95%, 4/1/2041	200,000	275,170
TWDC Enterprises 18 Corp.,
3.75%, 6/1/2021(a)	500,000	515,868
3.15%, 9/17/2025(a)	325,000	345,721
3.00%, 2/13/2026(a)	150,000	157,984
3.00%, 7/30/2046(a)	150,000	151,675
Viacom, Inc.,
3.88%, 12/15/2021	600,000	620,206
4.25%, 9/1/2023	100,000	106,042
3.88%, 4/1/2024(a)	500,000	525,887
4.38%, 3/15/2043(a)	459,000	473,398
Walt Disney Co. (The),
4.50%, 2/15/2021(c)	250,000	258,803
2.00%, 9/1/2029	100,000	97,395
6.55%, 3/15/2033(c)	300,000	425,634
6.20%, 12/15/2034(c)	245,000	348,531
6.65%, 11/15/2037(c)	150,000	225,430
5.40%, 10/1/2043(c)	500,000	690,766

		6,406,168

Equity Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc.,
4.85%, 4/15/2049	500,000	617,701
American Tower Corp.,
3.50%, 1/31/2023(a)	250,000	259,006
4.40%, 2/15/2026	40,000	43,839
3.95%, 3/15/2029	1,000,000	1,077,001
AvalonBay Communities, Inc.,
3.45%, 6/1/2025(a)	695,000	734,577
Boston Properties LP,
3.80%, 2/1/2024	250,000	264,192
2.75%, 10/1/2026(a)	750,000	756,703
Brixmor Operating Partnership LP,
3.65%, 6/15/2024	500,000	520,041
CC Holdings GS V LLC,
3.85%, 4/15/2023	250,000	262,026
Crown Castle International Corp.,
3.70%, 6/15/2026	60,000	63,259
3.65%, 9/1/2027(a)	750,000	794,102
3.10%, 11/15/2029	260,000	260,821
ERP Operating LP,
3.00%, 4/15/2023	500,000	515,108
4.50%, 7/1/2044	350,000	420,165
Essex Portfolio LP,
3.00%, 1/15/2030	75,000	75,651
GLP Capital LP,
5.30%, 1/15/2029	500,000	551,105
HCP, Inc.,
4.25%, 11/15/2023	235,000	250,866
3.50%, 7/15/2029	125,000	129,877
Healthcare Trust of America Holdings LP,
3.10%, 2/15/2030	250,000	249,216
Highwoods Realty LP,
3.05%, 2/15/2030	250,000	245,062
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/2023(a)	525,000	546,240
Series E, 4.00%, 6/15/2025(a)	375,000	396,120
Series H, 3.38%, 12/15/2029	100,000	99,850
Kimco Realty Corp.,
3.13%, 6/1/2023	500,000	513,083
4.45%, 9/1/2047	250,000	275,886

Corporate Bonds (continued)
	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property LP,
4.40%, 2/15/2024	$500,000	$538,315
Omega Healthcare Investors, Inc.,
4.50%, 4/1/2027(a)	550,000	584,943
Prologis LP,
4.25%, 8/15/2023	500,000	538,134
Realty Income Corp.,
3.25%, 10/15/2022	350,000	361,182
Sabra Health Care LP,
3.90%, 10/15/2029	250,000	246,250
Service Properties Trust,
5.00%, 8/15/2022	350,000	365,709
4.38%, 2/15/2030	200,000	191,400
Simon Property Group LP,
4.38%, 3/1/2021	500,000	513,294
3.38%, 3/15/2022	500,000	516,350
3.38%, 10/1/2024	500,000	525,629
2.45%, 9/13/2029	250,000	244,590
4.25%, 11/30/2046(a)	500,000	577,322
SITE Centers Corp.,
3.63%, 2/1/2025	500,000	513,599
Spirit Realty LP,
4.00%, 7/15/2029	215,000	224,967
3.40%, 1/15/2030	250,000	248,162
UDR, Inc.,
3.00%, 8/15/2031	250,000	250,255
Ventas Realty LP,
3.13%, 6/15/2023(a)	500,000	513,692
4.00%, 3/1/2028	250,000	268,136
Welltower, Inc.,
4.25%, 4/1/2026	500,000	544,154
Weyerhaeuser Co.,
7.38%, 3/15/2032	500,000	700,564
WP Carey, Inc.,
3.85%, 7/15/2029	120,000	127,017

		18,515,161

Food & Staples Retailing 0.3%
Costco Wholesale Corp.,
2.25%, 2/15/2022	170,000	171,630
Kroger Co. (The),
4.00%, 2/1/2024	500,000	532,021
7.50%, 4/1/2031	257,000	351,514
5.40%, 7/15/2040	200,000	225,607
Sysco Corp.,
3.75%, 10/1/2025	145,000	155,655
3.30%, 7/15/2026(a)	255,000	265,634
4.85%, 10/1/2045	150,000	181,267
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/2026	55,000	56,798
4.50%, 11/18/2034	400,000	426,458
4.80%, 11/18/2044	150,000	158,410
Walmart, Inc.,
3.25%, 10/25/2020	500,000	507,202
2.55%, 4/11/2023	750,000	765,251
3.30%, 4/22/2024	725,000	765,755
2.65%, 12/15/2024(a)	1,000,000	1,031,578
3.05%, 7/8/2026	1,000,000	1,059,428
7.55%, 2/15/2030(a)	118,000	174,134
3.63%, 12/15/2047	500,000	561,659
4.05%, 6/29/2048	500,000	601,527
2.95%, 9/24/2049	250,000	251,655

		8,243,183

Food Products 0.4%
Archer-Daniels-Midland Co.,
4.02%, 4/16/2043	345,000	399,410
Campbell Soup Co.,
4.25%, 4/15/2021	100,000	102,784
4.15%, 3/15/2028(a)	750,000	807,585
Conagra Brands, Inc.,
3.25%, 9/15/2022	250,000	255,875
7.00%, 10/1/2028	221,000	277,927
5.30%, 11/1/2038(a)	250,000	288,761
General Mills, Inc.,
3.15%, 12/15/2021	750,000	765,190

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Food Products (continued)
General Mills, Inc., (continued)
4.20%, 4/17/2028(a)	$500,000	$556,715
JM Smucker Co. (The),
3.50%, 10/15/2021	200,000	204,683
4.25%, 3/15/2035	400,000	431,556
Kellogg Co.,
4.00%, 12/15/2020	41,000	41,870
3.25%, 4/1/2026(a)	125,000	129,065
4.50%, 4/1/2046(a)	250,000	284,413
Kraft Heinz Foods Co.,
3.95%, 7/15/2025	500,000	523,362
3.00%, 6/1/2026	1,115,000	1,103,165
6.88%, 1/26/2039	200,000	246,500
5.00%, 6/4/2042	350,000	360,842
5.20%, 7/15/2045	350,000	367,943
Mead Johnson Nutrition Co.,
4.60%, 6/1/2044	350,000	432,585
Tyson Foods, Inc.,
4.50%, 6/15/2022	200,000	211,288
3.95%, 8/15/2024(a)	500,000	533,825
3.55%, 6/2/2027(a)	500,000	529,810
5.10%, 9/28/2048	250,000	303,727
Unilever Capital Corp.,
2.00%, 7/28/2026	500,000	495,465
5.90%, 11/15/2032	206,000	280,167

		9,934,513

Gas Utilities 0.1%
Atmos Energy Corp.,
3.00%, 6/15/2027(a)	500,000	517,737
3.38%, 9/15/2049	160,000	162,402
CenterPoint Energy Resources Corp.,
4.50%, 1/15/2021	305,000	312,103
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/2020	340,000	342,351
National Fuel Gas Co.,
3.75%, 3/1/2023	250,000	256,988
ONE Gas, Inc.,
4.66%, 2/1/2044	500,000	609,874
Washington Gas Light Co.,
3.65%, 9/15/2049	100,000	102,300

		2,303,755

Health Care Equipment & Supplies 0.4%
Abbott Laboratories,
2.55%, 3/15/2022	215,000	217,245
3.88%, 9/15/2025(a)	90,000	97,875
3.75%, 11/30/2026	848,000	923,848
5.30%, 5/27/2040	500,000	641,296
4.90%, 11/30/2046	250,000	322,510
Baxter International, Inc.,
2.60%, 8/15/2026	460,000	464,163
Becton Dickinson and Co.,
3.13%, 11/8/2021	350,000	355,811
3.30%, 3/1/2023	100,000	101,884
3.73%, 12/15/2024	570,000	603,126
3.70%, 6/6/2027	326,000	346,075
Boston Scientific Corp.,
3.85%, 5/15/2025	500,000	537,294
4.00%, 3/1/2029	500,000	552,653
Danaher Corp.,
3.35%, 9/15/2025(a)	250,000	265,553
Koninklijke Philips NV,
5.00%, 3/15/2042	250,000	304,643
Medtronic, Inc.,
3.15%, 3/15/2022(a)	400,000	412,309
3.63%, 3/15/2024	275,000	293,695
4.38%, 3/15/2035	350,000	421,204
4.63%, 3/15/2045	500,000	641,871
Stryker Corp.,
3.38%, 11/1/2025	160,000	169,676
3.50%, 3/15/2026	70,000	74,515
4.63%, 3/15/2046	500,000	612,307
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/2021	200,000	204,097

		8,563,650

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Providers & Services 1.0%
Advocate Health & Hospitals Corp.,
4.27%, 8/15/2048	$57,000	$69,109
Aetna, Inc.,
2.80%, 6/15/2023	500,000	506,037
3.50%, 11/15/2024	500,000	520,967
6.63%, 6/15/2036	250,000	324,704
Allina Health System,
Series 2019, 3.89%, 4/15/2049	50,000	57,359
AmerisourceBergen Corp.,
3.50%, 11/15/2021(a)	250,000	255,415
4.30%, 12/15/2047(a)	500,000	511,604
Anthem, Inc.,
3.70%, 8/15/2021	100,000	102,416
2.38%, 1/15/2025(a)	160,000	159,397
4.10%, 3/1/2028	750,000	810,048
4.63%, 5/15/2042	250,000	276,730
5.10%, 1/15/2044(a)	300,000	349,415
4.65%, 8/15/2044	250,000	278,776
Cardinal Health, Inc.,
3.20%, 6/15/2022	300,000	305,784
3.75%, 9/15/2025	340,000	351,473
3.41%, 6/15/2027(a)	500,000	495,839
Cigna Corp.,
4.90%, 12/15/2048(a)	750,000	858,057
Cigna Holding Co.,
4.50%, 3/15/2021(a)	300,000	308,633
3.25%, 4/15/2025(a)	250,000	257,401
3.05%, 10/15/2027	400,000	404,163
CommonSpirit Health,
3.82%, 10/1/2049	108,000	108,956
4.19%, 10/1/2049	37,000	38,084
CVS Health Corp.,
3.35%, 3/9/2021	532,000	540,507
3.70%, 3/9/2023	750,000	780,704
3.38%, 8/12/2024	500,000	517,656
4.10%, 3/25/2025	500,000	534,232
4.30%, 3/25/2028	1,000,000	1,081,335
4.88%, 7/20/2035	500,000	556,987
4.78%, 3/25/2038	150,000	164,278
5.13%, 7/20/2045	500,000	566,731
5.05%, 3/25/2048	1,000,000	1,134,929
Duke University Health System, Inc.,
Series 2017, 3.92%, 6/1/2047	345,000	400,431
Express Scripts Holding Co.,
3.90%, 2/15/2022(a)	150,000	155,585
3.00%, 7/15/2023	500,000	510,213
3.50%, 6/15/2024	500,000	522,135
4.80%, 7/15/2046	250,000	279,866
HCA, Inc.,
5.00%, 3/15/2024	1,000,000	1,091,949
5.13%, 6/15/2039	30,000	32,720
5.50%, 6/15/2047	350,000	393,499
Humana, Inc.,
3.15%, 12/1/2022	1,000,000	1,023,681
Johns Hopkins Health System Corp. (The),
3.84%, 5/15/2046	20,000	22,909
Kaiser Foundation Hospitals,
4.88%, 4/1/2042	250,000	323,092
Laboratory Corp. of America Holdings,
3.75%, 8/23/2022	350,000	362,222
McKesson Corp.,
3.95%, 2/16/2028	250,000	262,300
Mount Sinai Hospitals Group, Inc.,
Series 2017, 3.98%, 7/1/2048	33,000	36,573
Northwell Healthcare, Inc.,
4.26%, 11/1/2047	35,000	39,090
Partners Healthcare System, Inc.,
Series 2017, 3.77%, 7/1/2048	43,000	47,147
Providence St Joseph Health Obligated Group,
Series A, 3.93%, 10/1/2048	38,000	43,777
Quest Diagnostics, Inc.,
4.70%, 4/1/2021(a)	500,000	517,983
3.50%, 3/30/2025	370,000	386,338
4.20%, 6/30/2029	100,000	110,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Providers & Services (continued)
Stanford Health Care,
Series 2018, 3.80%, 11/15/2048	$30,000	$34,393
Sutter Health,
Series 2018, 3.70%, 8/15/2028	40,000	43,470
Series 2018, 4.09%, 8/15/2048	50,000	57,942
UnitedHealth Group, Inc.,
3.38%, 4/15/2027	500,000	530,128
2.95%, 10/15/2027	500,000	516,859
3.88%, 12/15/2028	500,000	550,495
4.63%, 7/15/2035(a)	105,000	126,891
5.80%, 3/15/2036	708,000	944,287
3.95%, 10/15/2042(a)	250,000	270,381
4.75%, 7/15/2045	250,000	303,841
Willis-Knighton Medical Center,
Series 2018, 4.81%, 9/1/2048	41,000	51,303

		23,219,675

Hotels, Restaurants & Leisure 0.2%
Carnival Corp.,
3.95%, 10/15/2020	500,000	508,908
Hyatt Hotels Corp.,
5.38%, 8/15/2021(a)	150,000	156,785
Las Vegas Sands Corp.,
3.20%, 8/8/2024	50,000	50,926
3.50%, 8/18/2026	55,000	55,873
3.90%, 8/8/2029	40,000	41,028
McDonald’s Corp.,
3.70%, 1/30/2026	250,000	268,345
3.80%, 4/1/2028	500,000	547,978
2.63%, 9/1/2029	250,000	248,865
4.70%, 12/9/2035(a)	400,000	475,247
4.88%, 7/15/2040	250,000	296,044
4.88%, 12/9/2045	250,000	302,290
Sands China Ltd.,
5.40%, 8/8/2028	200,000	225,256
Starbucks Corp.,
3.50%, 3/1/2028	750,000	804,571
4.45%, 8/15/2049	250,000	289,665

		4,271,781

Household Durables 0.0%†
Newell Brands, Inc.,
4.20%, 4/1/2026	600,000	627,743
Whirlpool Corp.,
3.70%, 5/1/2025	500,000	524,009

		1,151,752

Household Products 0.2%
Clorox Co. (The),
3.80%, 11/15/2021	500,000	516,313
Colgate-Palmolive Co.,
2.45%, 11/15/2021	150,000	152,023
Kimberly-Clark Corp.,
2.40%, 6/1/2023	500,000	508,372
2.65%, 3/1/2025	105,000	107,012
6.63%, 8/1/2037	130,000	192,254
3.20%, 7/30/2046	165,000	169,986
Procter & Gamble Co. (The),
1.90%, 10/23/2020	500,000	500,463
2.15%, 8/11/2022(a)	1,000,000	1,011,112
2.85%, 8/11/2027(a)	250,000	264,289
3.50%, 10/25/2047(a)	250,000	284,778

		3,706,602

Independent Power and Renewable Electricity Producers 0.0%†
Oglethorpe Power Corp.,
5.25%, 9/1/2050(a)	200,000	252,629
Southern Power Co.,
Series E, 2.50%, 12/15/2021(a)	500,000	500,857

		753,486

Industrial Conglomerates 0.2%
3M Co.,
2.00%, 2/14/2025	200,000	198,749
3.00%, 8/7/2025	400,000	419,620
2.38%, 8/26/2029(a)	200,000	198,933

Corporate Bonds (continued)
	Principal Amount	Value

Industrial Conglomerates (continued)
3M Co., (continued)
5.70%, 3/15/2037	$415,000	$546,546
3.25%, 8/26/2049(a)	90,000	90,268
General Electric Co.,
5.30%, 2/11/2021	101,000	104,354
4.65%, 10/17/2021	336,000	349,516
2.70%, 10/9/2022	500,000	501,401
3.10%, 1/9/2023	144,000	145,904
3.38%, 3/11/2024(a)	500,000	514,488
3.45%, 5/15/2024	144,000	147,882
6.75%, 3/15/2032	323,000	406,178
6.15%, 8/7/2037	201,000	247,455
5.88%, 1/14/2038	144,000	173,143
4.13%, 10/9/2042	48,000	48,030
Honeywell International, Inc.,
4.25%, 3/1/2021(a)	500,000	516,666
2.50%, 11/1/2026(a)	500,000	509,880
Ingersoll-Rand Luxembourg Finance SA,
4.50%, 3/21/2049	250,000	285,547
Roper Technologies, Inc.,
2.35%, 9/15/2024	50,000	50,065
2.95%, 9/15/2029	90,000	90,219

		5,544,844

Insurance 0.7%
Alleghany Corp.,
4.95%, 6/27/2022	400,000	425,960
Allstate Corp. (The),
4.50%, 6/15/2043(a)	250,000	300,424
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057(d)	195,000	237,299
American International Group, Inc.,
3.30%, 3/1/2021(a)	135,000	137,083
3.90%, 4/1/2026	475,000	506,046
4.25%, 3/15/2029	1,000,000	1,095,506
3.88%, 1/15/2035(a)	500,000	524,828
4.80%, 7/10/2045	150,000	174,404
4.38%, 1/15/2055(a)	250,000	267,154
Aon plc,
3.88%, 12/15/2025	195,000	209,610
4.60%, 6/14/2044	250,000	287,079
Arch Capital Finance LLC,
5.03%, 12/15/2046	250,000	313,715
Berkshire Hathaway Finance Corp.,
4.30%, 5/15/2043	250,000	294,577
4.25%, 1/15/2049	500,000	591,942
Brighthouse Financial, Inc.,
3.70%, 6/22/2027(a)	500,000	493,757
Chubb Corp. (The),
6.00%, 5/11/2037	165,000	230,584
Chubb INA Holdings, Inc.,
2.70%, 3/13/2023	500,000	510,932
3.35%, 5/3/2026(a)	90,000	96,118
4.35%, 11/3/2045(a)	500,000	613,620
CNA Financial Corp.,
5.75%, 8/15/2021	500,000	531,056
Hartford Financial Services Group, Inc. (The),
6.10%, 10/1/2041	309,000	420,595
Loews Corp.,
4.13%, 5/15/2043	400,000	439,628
Manulife Financial Corp.,
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032(d)	500,000	520,593
Markel Corp.,
3.35%, 9/17/2029	475,000	479,913
Marsh & McLennan Cos., Inc.,
4.80%, 7/15/2021	600,000	623,152
4.20%, 3/1/2048	500,000	563,726
MetLife, Inc.,
3.60%, 11/13/2025	500,000	539,379
5.70%, 6/15/2035(a)	159,000	214,508
6.40%, 12/15/2036	500,000	592,952
4.88%, 11/13/2043	250,000	310,090
4.60%, 5/13/2046(a)	165,000	199,778

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Insurance (continued)
Nationwide Financial Services, Inc.,
6.75%, 5/15/2037(g)	$105,000	$119,700
Principal Financial Group, Inc.,
3.40%, 5/15/2025	500,000	523,310
Progressive Corp. (The),
3.75%, 8/23/2021	200,000	206,619
6.25%, 12/1/2032	162,000	221,545
3.70%, 1/26/2045	250,000	271,273
Prudential Financial, Inc.,
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)	250,000	268,728
4.60%, 5/15/2044	250,000	291,744
3.91%, 12/7/2047	186,000	199,097
3.94%, 12/7/2049(a)	605,000	653,164
Reinsurance Group of America, Inc.,
5.00%, 6/1/2021	100,000	104,504
Travelers Cos., Inc. (The),
5.35%, 11/1/2040	250,000	331,780
Travelers Property Casualty Corp.,
6.38%, 3/15/2033	192,000	267,819
Unum Group,
4.00%, 6/15/2029	250,000	259,861
Willis North America, Inc.,
2.95%, 9/15/2029	65,000	63,976
Willis Towers Watson plc,
5.75%, 3/15/2021	100,000	104,828
XLIT Ltd.,
4.45%, 3/31/2025	500,000	543,001

		17,176,957

Interactive Media & Services 0.0%†
Alphabet, Inc.,
3.38%, 2/25/2024	750,000	798,972

Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd.,
3.13%, 11/28/2021(a)	275,000	279,299
4.50%, 11/28/2034	500,000	574,431
4.20%, 12/6/2047(a)	500,000	566,843
Amazon.com, Inc.,
3.30%, 12/5/2021	500,000	514,830
2.80%, 8/22/2024	250,000	259,958
3.15%, 8/22/2027	250,000	265,579
4.80%, 12/5/2034	500,000	625,575
3.88%, 8/22/2037	350,000	402,684
4.05%, 8/22/2047	500,000	600,707
4.25%, 8/22/2057	250,000	310,771
eBay, Inc.,
3.25%, 10/15/2020	200,000	201,856
3.80%, 3/9/2022	285,000	294,754
3.60%, 6/5/2027	500,000	520,763
Expedia Group, Inc.,
3.25%, 2/15/2030(c)	165,000	164,530
QVC, Inc.,
4.38%, 3/15/2023	350,000	362,280

		5,944,860

IT Services 0.3%
Broadridge Financial Solutions, Inc.,
3.40%, 6/27/2026	215,000	222,822
Fidelity National Information Services, Inc.,
3.50%, 4/15/2023	150,000	156,452
5.00%, 10/15/2025	350,000	397,722
3.00%, 8/15/2026(a)	750,000	772,237
Fiserv, Inc.,
4.75%, 6/15/2021	200,000	208,248
2.75%, 7/1/2024	350,000	356,082
4.40%, 7/1/2049	350,000	390,537
International Business Machines Corp.,
2.90%, 11/1/2021	200,000	203,842
2.85%, 5/13/2022	1,000,000	1,021,024
5.88%, 11/29/2032	433,000	575,802
4.00%, 6/20/2042(a)	600,000	661,533
4.25%, 5/15/2049	500,000	575,206

Corporate Bonds (continued)
	Principal Amount	Value

IT Services (continued)
Mastercard, Inc.,
3.80%, 11/21/2046	$250,000	$286,516
PayPal Holdings, Inc.,
2.40%, 10/1/2024	85,000	85,461
2.85%, 10/1/2029	170,000	171,057
Visa, Inc.,
2.20%, 12/14/2020	500,000	501,856
2.80%, 12/14/2022	250,000	257,048
3.15%, 12/14/2025	135,000	143,893
4.30%, 12/14/2045	750,000	930,709
Western Union Co. (The),
6.20%, 11/17/2036	300,000	341,385

		8,259,432

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.,
3.88%, 7/15/2023	250,000	262,734
2.75%, 9/15/2029	165,000	163,182
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/2020	150,000	153,550
PerkinElmer, Inc.,
5.00%, 11/15/2021	150,000	157,533
3.30%, 9/15/2029	100,000	99,967
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/2021	250,000	256,297
4.15%, 2/1/2024	1,000,000	1,073,547
2.60%, 10/1/2029	325,000	323,738

		2,490,548

Machinery 0.2%
Caterpillar, Inc.,
3.90%, 5/27/2021	500,000	515,434
2.60%, 6/26/2022	350,000	355,562
2.60%, 9/19/2029(a)	70,000	70,702
6.05%, 8/15/2036	177,000	246,294
3.25%, 9/19/2049	330,000	343,120
Deere & Co.,
8.10%, 5/15/2030	500,000	735,054
3.90%, 6/9/2042	250,000	288,068
Dover Corp.,
5.38%, 3/1/2041	100,000	125,021
Flowserve Corp.,
3.50%, 9/15/2022	100,000	101,709
IDEX Corp.,
4.20%, 12/15/2021	300,000	309,406
Illinois Tool Works, Inc.,
4.88%, 9/15/2041	200,000	257,612
Parker-Hannifin Corp.,
4.20%, 11/21/2034	500,000	562,683
Stanley Black & Decker, Inc.,
2.90%, 11/1/2022	500,000	512,373

		4,423,038

Media 0.7%
CBS Corp.,
5.50%, 5/15/2033	118,000	138,994
4.85%, 7/1/2042	100,000	111,033
4.60%, 1/15/2045(a)	500,000	542,287
Charter Communications Operating LLC,
4.46%, 7/23/2022	1,000,000	1,052,821
4.91%, 7/23/2025	410,000	449,751
5.05%, 3/30/2029	250,000	279,693
6.38%, 10/23/2035	500,000	605,418
6.48%, 10/23/2045	250,000	304,207
5.38%, 5/1/2047	250,000	272,392
5.75%, 4/1/2048	500,000	569,996
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022	118,000	144,443
Comcast Corp.,
2.85%, 1/15/2023(a)	500,000	512,702
3.60%, 3/1/2024	500,000	530,217
3.15%, 2/15/2028	500,000	521,133
4.25%, 1/15/2033	250,000	287,519
7.05%, 3/15/2033	295,000	424,784
4.40%, 8/15/2035	500,000	582,406

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Media (continued)
Comcast Corp., (continued)
6.50%, 11/15/2035	$100,000	$140,109
3.90%, 3/1/2038	250,000	276,066
3.40%, 7/15/2046	250,000	255,655
3.97%, 11/1/2047	743,000	815,973
4.70%, 10/15/2048	1,000,000	1,224,443
4.00%, 11/1/2049	863,000	958,458
Discovery Communications LLC,
3.30%, 5/15/2022	350,000	358,258
3.45%, 3/15/2025	270,000	276,200
4.90%, 3/11/2026(a)	115,000	127,808
3.95%, 3/20/2028	500,000	519,007
5.00%, 9/20/2037	250,000	268,750
4.88%, 4/1/2043(a)	200,000	208,102
Fox Corp.,
5.58%, 1/25/2049(c)	500,000	632,723
Grupo Televisa SAB,
6.63%, 1/15/2040	250,000	312,547
5.00%, 5/13/2045(a)	250,000	265,670
Omnicom Group, Inc.,
3.63%, 5/1/2022	50,000	51,804
Time Warner Cable LLC,
6.75%, 6/15/2039	900,000	1,100,191
5.88%, 11/15/2040	250,000	279,596
WPP Finance 2010,
4.75%, 11/21/2021	400,000	418,823
3.75%, 9/19/2024	550,000	571,580

		16,391,559

Metals & Mining 0.2%
ArcelorMittal,
4.55%, 3/11/2026(a)	500,000	523,152
Barrick Gold Corp.,
5.25%, 4/1/2042	150,000	181,984
Barrick North America Finance LLC,
5.75%, 5/1/2043	250,000	327,334
BHP Billiton Finance USA Ltd.,
6.42%, 3/1/2026(a)	80,000	97,941
5.00%, 9/30/2043(a)	500,000	645,519
Newmont Goldcorp Corp.,
5.88%, 4/1/2035	236,000	300,108
4.88%, 3/15/2042(a)	150,000	176,876
Nucor Corp.,
4.00%, 8/1/2023	500,000	530,915
Reliance Steel & Aluminum Co.,
4.50%, 4/15/2023	250,000	264,102
Rio Tinto Alcan, Inc.,
5.75%, 6/1/2035	206,000	269,140
Rio Tinto Finance USA plc,
4.13%, 8/21/2042(a)	250,000	290,295
Southern Copper Corp.,
3.88%, 4/23/2025	750,000	780,445
6.75%, 4/16/2040	250,000	325,020
5.88%, 4/23/2045(a)	230,000	278,706
Teck Resources Ltd.,
6.25%, 7/15/2041	250,000	277,858

		5,269,395

Multiline Retail 0.1%
Dollar General Corp.,
3.25%, 4/15/2023	250,000	258,266
Nordstrom, Inc.,
4.00%, 10/15/2021	500,000	513,781
5.00%, 1/15/2044	250,000	232,222
Target Corp.,
2.50%, 4/15/2026(a)	1,500,000	1,529,210
4.00%, 7/1/2042	350,000	403,322

		2,936,801

Multi-Utilities 0.4%
Ameren Corp.,
2.50%, 9/15/2024	660,000	663,277

Corporate Bonds (continued)
	Principal Amount	Value

Multi-Utilities (continued)
Ameren Illinois Co.,
2.70%, 9/1/2022(a)	$450,000	$457,958
Berkshire Hathaway Energy Co.,
5.15%, 11/15/2043	500,000	632,335
Black Hills Corp.,
3.05%, 10/15/2029	210,000	209,786
3.88%, 10/15/2049	100,000	100,534
CMS Energy Corp.,
4.70%, 3/31/2043	300,000	344,414
Consolidated Edison Co. of New York, Inc.,
3.95%, 3/1/2043	500,000	545,958
4.50%, 12/1/2045(a)	500,000	593,484
Consumers Energy Co.,
3.10%, 8/15/2050	45,000	45,319
Delmarva Power & Light Co.,
3.50%, 11/15/2023	250,000	263,188
Dominion Energy, Inc.,
Series E, 6.30%, 3/15/2033	10,000	13,134
Series B, 5.95%, 6/15/2035	251,000	317,374
Series C, 4.90%, 8/1/2041	700,000	825,825
NiSource, Inc.,
5.95%, 6/15/2041	450,000	577,908
4.80%, 2/15/2044	250,000	291,350
Puget Energy, Inc.,
3.65%, 5/15/2025	250,000	255,887
Puget Sound Energy, Inc.,
5.64%, 4/15/2041	500,000	662,528
San Diego Gas & Electric Co.,
4.15%, 5/15/2048(a)	750,000	853,997
Sempra Energy,
4.05%, 12/1/2023(a)	150,000	158,784
6.00%, 10/15/2039	220,000	282,480
Southern Co. Gas Capital Corp.,
4.40%, 6/1/2043	250,000	279,440
WEC Energy Group, Inc.,
3.55%, 6/15/2025(a)	500,000	531,673

		8,906,633

Oil, Gas & Consumable Fuels 2.6%
Apache Corp.,
3.63%, 2/1/2021	113,000	114,376
5.10%, 9/1/2040	100,000	99,658
4.75%, 4/15/2043(a)	500,000	479,049
BP Capital Markets America, Inc.,
4.50%, 10/1/2020	200,000	204,897
3.41%, 2/11/2026	500,000	527,701
BP Capital Markets plc,
3.56%, 11/1/2021	250,000	257,422
3.06%, 3/17/2022(a)	420,000	429,907
3.54%, 11/4/2024	250,000	264,948
3.72%, 11/28/2028	500,000	545,218
Buckeye Partners LP,
4.88%, 2/1/2021	250,000	254,224
4.15%, 7/1/2023(a)	250,000	249,715
Canadian Natural Resources Ltd.,
3.90%, 2/1/2025(a)	500,000	526,988
6.25%, 3/15/2038(a)	340,000	433,127
Cenovus Energy, Inc.,
4.25%, 4/15/2027	500,000	519,840
5.25%, 6/15/2037	250,000	272,276
Chevron Corp.,
2.95%, 5/16/2026	500,000	522,862
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/2023	750,000	761,659
CNOOC Finance 2015 USA LLC,
3.50%, 5/5/2025	500,000	521,159
Concho Resources, Inc.,
3.75%, 10/1/2027	500,000	519,681
ConocoPhillips,
5.90%, 10/15/2032	177,000	232,586
6.50%, 2/1/2039	400,000	578,524
ConocoPhillips Co.,
4.30%, 11/15/2044	155,000	180,584
ConocoPhillips Holding Co.,
6.95%, 4/15/2029	250,000	340,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.,
4.75%, 5/15/2042	$500,000	$549,164
Ecopetrol SA,
5.88%, 5/28/2045	600,000	699,756
Enable Midstream Partners LP,
5.00%, 5/15/2044(a)(f)	350,000	321,194
Enbridge Energy Partners LP,
4.20%, 9/15/2021	700,000	720,992
5.88%, 10/15/2025	250,000	291,071
Enbridge, Inc.,
4.25%, 12/1/2026	500,000	546,946
3.70%, 7/15/2027(a)	500,000	530,569
Encana Corp.,
6.50%, 2/1/2038	500,000	602,208
Energy Transfer Operating LP,
4.65%, 6/1/2021	200,000	206,007
5.20%, 2/1/2022	500,000	527,650
3.60%, 2/1/2023	500,000	513,618
4.90%, 2/1/2024	250,000	269,253
4.75%, 1/15/2026	250,000	271,039
6.05%, 6/1/2041	75,000	85,746
5.30%, 4/15/2047	500,000	537,827
6.25%, 4/15/2049	500,000	607,215
Energy Transfer Partners LP,
5.88%, 3/1/2022	500,000	534,757
Enterprise Products Operating LLC,
3.50%, 2/1/2022(a)	1,000,000	1,032,571
4.05%, 2/15/2022	250,000	261,143
3.90%, 2/15/2024	750,000	798,369
6.13%, 10/15/2039	285,000	370,103
6.45%, 9/1/2040	250,000	336,469
4.45%, 2/15/2043	500,000	546,661
4.85%, 3/15/2044	200,000	229,615
4.25%, 2/15/2048	250,000	270,178
EOG Resources, Inc.,
4.10%, 2/1/2021	400,000	411,027
EQM Midstream Partners LP,
5.50%, 7/15/2028	500,000	500,059
EQT Corp.,
4.88%, 11/15/2021(a)	250,000	256,463
Equinor ASA,
3.70%, 3/1/2024	500,000	535,197
3.25%, 11/10/2024(a)	500,000	529,390
3.95%, 5/15/2043	400,000	456,570
Exxon Mobil Corp.,
3.18%, 3/15/2024(a)	500,000	526,016
2.02%, 8/16/2024	100,000	100,649
2.71%, 3/6/2025	500,000	516,329
3.04%, 3/1/2026(a)	235,000	246,251
2.28%, 8/16/2026	100,000	100,781
2.44%, 8/16/2029	100,000	100,640
4.11%, 3/1/2046	250,000	295,943
3.10%, 8/16/2049	250,000	250,990
Hess Corp.,
4.30%, 4/1/2027(a)	500,000	522,549
7.30%, 8/15/2031	164,000	206,365
5.60%, 2/15/2041	250,000	278,929
Husky Energy, Inc.,
3.95%, 4/15/2022	600,000	618,969
Kinder Morgan Energy Partners LP,
3.50%, 3/1/2021	625,000	634,449
5.80%, 3/1/2021	200,000	209,530
4.25%, 9/1/2024	250,000	268,063
5.80%, 3/15/2035	206,000	241,923
6.38%, 3/1/2041	250,000	306,466
5.00%, 8/15/2042	350,000	383,591
Kinder Morgan, Inc.,
4.30%, 6/1/2025	160,000	172,980
5.30%, 12/1/2034	500,000	574,214
5.05%, 2/15/2046	250,000	277,266
Magellan Midstream Partners LP,
4.25%, 9/15/2046	500,000	531,255
Marathon Oil Corp.,
2.80%, 11/1/2022	250,000	251,551
3.85%, 6/1/2025(a)	500,000	519,860
6.80%, 3/15/2032	118,000	147,648

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.,
5.13%, 3/1/2021	$600,000	$623,685
3.63%, 9/15/2024	250,000	261,801
6.50%, 3/1/2041	250,000	311,168
MPLX LP,
4.50%, 7/15/2023	150,000	159,794
4.88%, 12/1/2024	250,000	274,433
4.88%, 6/1/2025	250,000	275,025
4.25%, 12/1/2027(c)	750,000	793,493
4.00%, 3/15/2028	500,000	521,287
4.50%, 4/15/2038	250,000	259,141
4.70%, 4/15/2048	250,000	260,929
Nexen, Inc.,
5.88%, 3/10/2035(a)	133,000	173,938
6.40%, 5/15/2037	350,000	491,065
Noble Energy, Inc.,
4.15%, 12/15/2021	600,000	623,298
3.85%, 1/15/2028(a)	250,000	259,442
5.25%, 11/15/2043	150,000	167,071
4.95%, 8/15/2047	250,000	272,868
Occidental Petroleum Corp.,
3.13%, 2/15/2022	350,000	355,490
2.70%, 2/15/2023(a)	200,000	201,061
5.55%, 3/15/2026	500,000	563,934
3.40%, 4/15/2026(a)	775,000	787,058
3.00%, 2/15/2027(a)	250,000	248,023
7.50%, 5/1/2031	298,000	390,287
6.45%, 9/15/2036	281,000	347,623
4.20%, 3/15/2048	250,000	247,722
4.40%, 8/15/2049	250,000	256,977
ONEOK Partners LP,
3.38%, 10/1/2022	500,000	512,181
4.90%, 3/15/2025	500,000	549,826
6.13%, 2/1/2041	100,000	121,820
ONEOK, Inc.,
4.00%, 7/13/2027	500,000	523,254
4.35%, 3/15/2029	500,000	534,872
Petroleos Mexicanos,
5.50%, 1/21/2021	195,000	200,827
4.88%, 1/24/2022	175,000	181,125
3.50%, 1/30/2023	350,000	349,650
4.50%, 1/23/2026(a)	1,250,000	1,207,487
6.50%, 3/13/2027	750,000	779,250
6.63%, 6/15/2035	1,074,000	1,049,567
6.38%, 1/23/2045	500,000	463,750
5.63%, 1/23/2046	500,000	425,500
6.35%, 2/12/2048(a)	500,000	459,455
7.69%, 1/23/2050(c)	300,000	312,750
Phillips 66,
4.65%, 11/15/2034	500,000	577,385
5.88%, 5/1/2042(a)	382,000	503,753
Phillips 66 Partners LP,
3.61%, 2/15/2025	500,000	522,366
Pioneer Natural Resources Co.,
3.95%, 7/15/2022	450,000	468,348
Plains All American Pipeline LP,
4.65%, 10/15/2025	500,000	534,463
5.15%, 6/1/2042	450,000	456,990
Sabine Pass Liquefaction LLC,
5.00%, 3/15/2027	1,000,000	1,102,618
Spectra Energy Partners LP,
3.50%, 3/15/2025	500,000	519,676
Suncor Energy, Inc.,
3.60%, 12/1/2024	235,000	247,867
5.95%, 5/15/2035	271,000	346,928
6.50%, 6/15/2038(a)	500,000	688,514
Sunoco Logistics Partners Operations LP,
3.45%, 1/15/2023	250,000	255,439
5.35%, 5/15/2045	500,000	536,477
Total Capital Canada Ltd.,
2.75%, 7/15/2023	750,000	770,736
Total Capital International SA,
2.88%, 2/17/2022	500,000	511,273
TransCanada PipeLines Ltd.,
3.80%, 10/1/2020	250,000	253,992
4.88%, 1/15/2026	285,000	319,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd., (continued)
4.25%, 5/15/2028	$500,000	$552,722
4.63%, 3/1/2034	250,000	284,036
5.85%, 3/15/2036	750,000	924,648
Transcanada Trust,
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079(d)	100,000	103,103
Valero Energy Corp.,
7.50%, 4/15/2032	118,000	160,757
6.63%, 6/15/2037	200,000	258,793
Western Midstream Operating LP,
4.65%, 7/1/2026(a)	500,000	494,030
Williams Cos., Inc. (The),
4.00%, 9/15/2025	500,000	528,568
6.30%, 4/15/2040	150,000	183,754
5.80%, 11/15/2043	250,000	290,422
4.90%, 1/15/2045	350,000	369,874

		61,034,602

Paper & Forest Products 0.0%†
Georgia-Pacific LLC,
8.88%, 5/15/2031	250,000	396,073

Pharmaceuticals 0.9%
Allergan Finance LLC,
3.25%, 10/1/2022	200,000	204,274
Allergan Funding SCS,
3.45%, 3/15/2022	310,000	317,682
3.85%, 6/15/2024	325,000	342,908
3.80%, 3/15/2025	250,000	261,782
4.55%, 3/15/2035	195,000	207,004
4.75%, 3/15/2045	168,000	177,993
AstraZeneca plc,
3.38%, 11/16/2025	1,000,000	1,051,493
6.45%, 9/15/2037	200,000	282,228
4.00%, 9/18/2042	250,000	275,741
Bristol-Myers Squibb Co.,
2.00%, 8/1/2022	700,000	699,703
2.90%, 7/26/2024(c)	1,000,000	1,030,943
3.25%, 8/1/2042	250,000	252,882
4.25%, 10/26/2049(c)	500,000	580,563
Eli Lilly & Co.,
2.75%, 6/1/2025	95,000	98,072
3.70%, 3/1/2045	500,000	554,313
GlaxoSmithKline Capital plc,
2.85%, 5/8/2022	250,000	255,230
GlaxoSmithKline Capital, Inc.,
5.38%, 4/15/2034	201,000	258,355
4.20%, 3/18/2043	300,000	347,258
Johnson & Johnson,
2.45%, 12/5/2021(a)	500,000	506,612
2.45%, 3/1/2026	650,000	661,396
4.95%, 5/15/2033	663,000	842,079
3.63%, 3/3/2037	600,000	668,860
Merck & Co., Inc.,
2.75%, 2/10/2025	220,000	227,823
3.60%, 9/15/2042	250,000	275,509
4.15%, 5/18/2043(a)	500,000	601,169
4.00%, 3/7/2049	500,000	594,168
Mylan NV,
3.95%, 6/15/2026	1,000,000	1,033,313
Novartis Capital Corp.,
2.40%, 5/17/2022(a)	500,000	507,457
2.40%, 9/21/2022(a)	500,000	507,919
3.10%, 5/17/2027(a)	500,000	531,331
Pfizer, Inc.,
2.20%, 12/15/2021	1,000,000	1,005,507
3.40%, 5/15/2024	500,000	530,480
3.00%, 12/15/2026(a)	500,000	526,407
7.20%, 3/15/2039(a)	525,000	823,243
4.00%, 3/15/2049(a)	500,000	577,157
Pharmacia LLC,
6.60%, 12/1/2028(f)	177,000	233,510

Corporate Bonds (continued)
	Principal Amount	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026	$1,125,000	$1,160,772
Wyeth LLC,
6.50%, 2/1/2034	206,000	286,821
Zoetis, Inc.,
3.25%, 2/1/2023(a)	600,000	615,867
4.50%, 11/13/2025(a)	230,000	255,222
3.90%, 8/20/2028	1,000,000	1,094,210

		21,265,256

Professional Services 0.0%†
Thomson Reuters Corp.,
4.30%, 11/23/2023	500,000	533,138
3.35%, 5/15/2026	280,000	288,500
Verisk Analytics, Inc.,
4.00%, 6/15/2025	250,000	269,132

		1,090,770

Real Estate Management & Development 0.0%†
CBRE Services, Inc.,
4.88%, 3/1/2026(a)	500,000	555,206

Road & Rail 0.5%
Burlington Northern Santa Fe LLC,
3.05%, 9/1/2022	350,000	359,783
3.85%, 9/1/2023	150,000	159,125
3.75%, 4/1/2024	500,000	533,211
3.65%, 9/1/2025	250,000	270,733
3.25%, 6/15/2027	500,000	533,217
7.95%, 8/15/2030	206,000	301,838
4.55%, 9/1/2044	250,000	300,134
4.70%, 9/1/2045	250,000	307,845
4.05%, 6/15/2048	250,000	286,794
3.55%, 2/15/2050	250,000	264,841
Canadian National Railway Co.,
6.90%, 7/15/2028	242,000	323,153
6.20%, 6/1/2036	236,000	334,153
Canadian Pacific Railway Co.,
4.50%, 1/15/2022	350,000	366,730
2.90%, 2/1/2025	250,000	256,731
5.95%, 5/15/2037	250,000	336,476
6.13%, 9/15/2115	250,000	373,711
CSX Corp.,
3.70%, 10/30/2020	300,000	303,673
5.50%, 4/15/2041	150,000	189,332
4.10%, 3/15/2044	250,000	271,815
4.30%, 3/1/2048	250,000	281,482
4.50%, 3/15/2049	250,000	293,949
3.95%, 5/1/2050	350,000	374,021
Norfolk Southern Corp.,
3.25%, 12/1/2021	250,000	255,206
3.00%, 4/1/2022	500,000	510,113
5.59%, 5/17/2025	84,000	96,910
4.45%, 6/15/2045	500,000	575,441
Ryder System, Inc.,
2.50%, 9/1/2024	75,000	75,270
Union Pacific Corp.,
2.75%, 4/15/2023	750,000	765,771
3.25%, 8/15/2025	500,000	521,757
3.60%, 9/15/2037	500,000	527,053
4.05%, 11/15/2045	220,000	241,912
4.05%, 3/1/2046	340,000	374,021
4.50%, 9/10/2048	250,000	298,309
3.95%, 8/15/2059	60,000	63,659

		11,328,169

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.,
4.30%, 6/15/2021	400,000	415,880
5.10%, 10/1/2035(a)	250,000	316,856
Broadcom Corp.,
3.00%, 1/15/2022	1,000,000	1,009,675
3.63%, 1/15/2024	1,000,000	1,022,610
Broadcom, Inc.,
4.25%, 4/15/2026(c)	500,000	516,453

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc., (continued)
4.75%, 4/15/2029(a)(c)	$500,000	$528,586
Intel Corp.,
3.70%, 7/29/2025	500,000	541,794
4.10%, 5/11/2047(a)	500,000	585,666
3.73%, 12/8/2047	743,000	828,584
KLA Corp.,
4.65%, 11/1/2024(a)	215,000	236,725
Lam Research Corp.,
3.80%, 3/15/2025	255,000	272,397
Maxim Integrated Products, Inc.,
3.38%, 3/15/2023	350,000	360,290
Micron Technology, Inc.,
4.64%, 2/6/2024	60,000	63,655
5.33%, 2/6/2029(a)	150,000	164,740
NXP BV,
3.88%, 6/18/2026(c)	35,000	36,859
QUALCOMM, Inc.,
2.60%, 1/30/2023	70,000	71,136
2.90%, 5/20/2024	1,000,000	1,027,945
3.25%, 5/20/2027	250,000	261,051
4.65%, 5/20/2035	500,000	589,040

		8,849,942

Software 0.6%
Adobe, Inc.,
3.25%, 2/1/2025(a)	135,000	142,351
CA, Inc.,
4.50%, 8/15/2023	410,000	427,133
Microsoft Corp.,
3.00%, 10/1/2020	500,000	505,666
2.65%, 11/3/2022	500,000	512,664
2.00%, 8/8/2023(a)	250,000	251,782
3.63%, 12/15/2023(a)	400,000	427,816
2.88%, 2/6/2024	365,000	380,229
3.13%, 11/3/2025	500,000	531,640
2.40%, 8/8/2026	465,000	473,581
3.50%, 2/12/2035	325,000	359,175
3.45%, 8/8/2036	500,000	552,708
4.10%, 2/6/2037	500,000	592,994
4.50%, 10/1/2040	300,000	376,155
3.75%, 2/12/2045	750,000	859,056
4.45%, 11/3/2045	350,000	442,004
3.70%, 8/8/2046	500,000	569,062
4.25%, 2/6/2047(a)	750,000	930,467
Oracle Corp.,
2.80%, 7/8/2021(a)	1,000,000	1,014,329
1.90%, 9/15/2021	1,500,000	1,498,232
2.50%, 10/15/2022(a)	500,000	507,437
2.65%, 7/15/2026	190,000	193,995
3.25%, 5/15/2030	250,000	265,409
5.38%, 7/15/2040	350,000	455,152
4.50%, 7/8/2044	750,000	894,822
4.00%, 7/15/2046	750,000	838,593
4.00%, 11/15/2047	500,000	559,553

		14,562,005

Specialty Retail 0.2%
AutoZone, Inc.,
4.00%, 11/15/2020	500,000	507,486
3.25%, 4/15/2025(a)	325,000	336,556
Home Depot, Inc. (The),
2.70%, 4/1/2023	500,000	514,657
3.35%, 9/15/2025	85,000	90,713
2.80%, 9/14/2027	750,000	784,550
5.88%, 12/16/2036	300,000	414,886
5.95%, 4/1/2041	150,000	214,737
4.20%, 4/1/2043	250,000	293,702
4.40%, 3/15/2045	600,000	729,025
Lowe’s Cos., Inc.,
3.13%, 9/15/2024	400,000	415,135
3.10%, 5/3/2027	250,000	258,056
6.50%, 3/15/2029	236,000	302,588
4.05%, 5/3/2047	250,000	266,854
4.55%, 4/5/2049	350,000	402,828

		5,531,773

Corporate Bonds (continued)
	Principal Amount	Value

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.,
1.55%, 8/4/2021(a)	$1,000,000	$995,083
2.30%, 5/11/2022	250,000	252,959
1.70%, 9/11/2022(a)	260,000	259,594
2.50%, 2/9/2025	595,000	609,002
3.25%, 2/23/2026	1,130,000	1,197,634
2.45%, 8/4/2026	625,000	633,367
3.35%, 2/9/2027(a)	1,000,000	1,069,123
2.20%, 9/11/2029(a)	235,000	230,899
3.85%, 5/4/2043	750,000	840,926
4.38%, 5/13/2045	355,000	429,761
4.65%, 2/23/2046	460,000	578,405
4.25%, 2/9/2047	500,000	597,746
Dell International LLC,
4.42%, 6/15/2021(c)	500,000	515,554
6.02%, 6/15/2026(c)	475,000	534,175
8.35%, 7/15/2046(c)	500,000	659,474
Hewlett Packard Enterprise Co.,
3.60%, 10/15/2020(f)	750,000	759,658
2.25%, 4/1/2023(a)	500,000	498,405
4.90%, 10/15/2025(f)	500,000	553,393
6.35%, 10/15/2045(f)	250,000	291,599
HP, Inc.,
3.75%, 12/1/2020(a)	291,000	295,775
6.00%, 9/15/2041	250,000	285,403
NetApp, Inc.,
3.38%, 6/15/2021	210,000	213,724
Seagate HDD Cayman,
5.75%, 12/1/2034	175,000	178,122

		12,479,781

Textiles, Apparel & Luxury Goods 0.0%†
NIKE, Inc.,
3.88%, 11/1/2045	250,000	285,716
VF Corp.,
3.50%, 9/1/2021	200,000	204,907

		490,623

Thrifts & Mortgage Finance 0.0%†
BPCE SA,
4.00%, 4/15/2024	475,000	511,191

Tobacco 0.3%
Altria Group, Inc.,
3.80%, 2/14/2024	500,000	522,682
4.25%, 8/9/2042	250,000	241,978
4.50%, 5/2/2043	450,000	451,374
5.38%, 1/31/2044(a)	170,000	188,977
5.95%, 2/14/2049	500,000	587,977
BAT Capital Corp.,
3.22%, 8/15/2024	500,000	505,474
3.56%, 8/15/2027	500,000	503,640
4.39%, 8/15/2037	500,000	484,470
4.54%, 8/15/2047	500,000	479,296
Philip Morris International, Inc.,
2.63%, 3/6/2023	1,000,000	1,012,880
6.38%, 5/16/2038	460,000	633,184
3.88%, 8/21/2042	250,000	255,609
Reynolds American, Inc.,
4.45%, 6/12/2025	500,000	533,275
5.70%, 8/15/2035	120,000	133,940

		6,534,756

Trading Companies & Distributors 0.1%
Air Lease Corp.,
3.25%, 3/1/2025(a)	1,000,000	1,017,042
3.25%, 10/1/2029	250,000	246,481
Aircastle Ltd.,
5.00%, 4/1/2023	100,000	107,091
4.13%, 5/1/2024	300,000	312,549
GATX Corp.,
3.25%, 9/15/2026	500,000	509,610
WW Grainger, Inc.,
3.75%, 5/15/2046	250,000	258,612

		2,451,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Water Utilities 0.0%†
American Water Capital Corp.,
4.30%, 9/1/2045	$500,000	$579,175

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
3.13%, 7/16/2022(a)	750,000	769,382
6.38%, 3/1/2035	177,000	240,597
6.13%, 3/30/2040	350,000	474,520
Rogers Communications, Inc.,
3.00%, 3/15/2023(a)	600,000	612,994
5.00%, 3/15/2044	250,000	306,470
Vodafone Group plc,
4.38%, 5/30/2028	250,000	276,126
7.88%, 2/15/2030(a)	206,000	282,784
4.38%, 2/19/2043	500,000	516,523
5.25%, 5/30/2048(a)	500,000	579,567
4.25%, 9/17/2050	40,000	40,744

		4,099,707

Total Corporate Bonds (cost $571,141,445)		612,792,331

Foreign Government Securities 1.6%
	Principal Amount	Value

CANADA 0.3%
Canada Government Bond,
2.63%, 1/25/2022	1,000,000	1,022,399
Export Development Canada,
2.00%, 5/17/2022 (a)	1,000,000	1,008,564
Province of Alberta Canada,
3.30%, 3/15/2028	500,000	550,248
Province of British Columbia,
2.00%, 10/23/2022 (a)	500,000	504,045
Province of Ontario,
2.25%, 5/18/2022	1,000,000	1,012,115
2.20%, 10/3/2022 (a)	1,000,000	1,012,600
3.05%, 1/29/2024 (a)	500,000	526,300
Province of Quebec,
7.50%, 9/15/2029	578,000	856,050

		6,492,321

CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025	1,250,000	1,308,750
3.63%, 10/30/2042 (a)	400,000	441,504

		1,750,254

COLOMBIA 0.2%
Republic of Colombia,
4.38%, 7/12/2021	1,150,000	1,190,261
4.50%, 1/28/2026 (a)	1,000,000	1,092,000
7.38%, 9/18/2037	225,000	320,346
5.63%, 2/26/2044	500,000	625,005
5.00%, 6/15/2045	700,000	819,000

		4,046,612

HUNGARY 0.1%
Hungary Government Bond,
5.38%, 3/25/2024	1,000,000	1,128,960
7.63%, 3/29/2041	250,000	415,024

		1,543,984

INDONESIA 0.0%†
Republic of Indonesia,
4.10%, 4/24/2028	1,000,000	1,080,083

ISRAEL 0.1%
Israel Government Bond,
3.15%, 6/30/2023	500,000	520,995

Foreign Government Securities (continued)
	Principal Amount	Value

ISRAEL (continued)
Israel Government Bond (continued)
3.25%, 1/17/2028 (a)	$1,000,000	$1,082,804

		1,603,799

ITALY 0.0%†
Republic of Italy,
6.88%, 9/27/2023	251,000	291,084
5.38%, 6/15/2033	291,000	351,427

		642,511

JAPAN 0.2%
Japan Bank for International Cooperation,
2.38%, 11/16/2022	1,000,000	1,014,697
2.50%, 5/23/2024	2,000,000	2,053,840
2.38%, 4/20/2026	500,000	512,959

		3,581,496

MEXICO 0.2%
United Mexican States,
4.00%, 10/2/2023	500,000	526,500
3.75%, 1/11/2028	1,000,000	1,030,500
6.75%, 9/27/2034 (a)	996,000	1,339,620
4.75%, 3/8/2044 (a)	400,000	433,000
5.55%, 1/21/2045	500,000	603,500
4.60%, 1/23/2046	347,000	369,198
4.35%, 1/15/2047 (a)	500,000	515,740
5.75%, 10/12/2110	200,000	229,752

		5,047,810

PANAMA 0.0%†
Republic of Panama,
6.70%, 1/26/2036	250,000	355,628
4.30%, 4/29/2053	500,000	584,380

		940,008

PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027	750,000	838,132
8.75%, 11/21/2033	500,000	825,630

		1,663,762

PHILIPPINES 0.1%
Republic of Philippines,
4.20%, 1/21/2024	500,000	542,223
9.50%, 2/2/2030	500,000	812,606
7.75%, 1/14/2031	500,000	751,410
6.38%, 10/23/2034	500,000	722,705
3.70%, 2/2/2042	600,000	692,893

		3,521,837

POLAND 0.0%†
Republic of Poland,
5.13%, 4/21/2021	200,000	209,709
5.00%, 3/23/2022	300,000	321,858
4.00%, 1/22/2024	500,000	541,445

		1,073,012

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.00%, 1/29/2021	600,000	613,698
5.00%, 4/11/2022	500,000	533,559
2.38%, 4/21/2027	1,000,000	993,553
Republic of Korea,
5.63%, 11/3/2025	300,000	359,033
4.13%, 6/10/2044	250,000	313,059

		2,812,902

SWEDEN 0.0%†
Svensk Exportkredit AB,
2.38%, 3/9/2022	500,000	507,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

URUGUAY 0.1%
Oriental Republic of Uruguay,
4.50%, 8/14/2024 (a)	$650,000	$701,194
4.38%, 10/27/2027 (a)	1,250,000	1,371,888
5.10%, 6/18/2050	600,000	714,006

		2,787,088

Total Foreign Government Securities (cost $36,544,489)		39,094,948

Mortgage-Backed Securities 26.7%
	Principal Amount	Value

FHLMC Gold Pool
Pool# J00935
5.00%, 12/1/2020	2,695	2,781
Pool# J00854
5.00%, 1/1/2021	3,356	3,463
Pool# J01279
5.50%, 2/1/2021	957	967
Pool# J01570
5.50%, 4/1/2021	1,862	1,884
Pool# J06015
5.00%, 5/1/2021	5,317	5,487
Pool# J01771
5.00%, 5/1/2021	3,443	3,553
Pool# G18122
5.00%, 6/1/2021	3,020	3,116
Pool# J01980
6.00%, 6/1/2021	4,250	4,264
Pool# J03074
5.00%, 7/1/2021	1,772	1,829
Pool# J03028
5.50%, 7/1/2021	804	807
Pool# C90719
5.00%, 10/1/2023	157,723	168,683
Pool# J09912
4.00%, 6/1/2024	361,360	376,067
Pool# C00351
8.00%, 7/1/2024	250	270
Pool# G13900
5.00%, 12/1/2024	9,016	9,331
Pool# D60780
8.00%, 6/1/2025	1,346	1,452
Pool# G30267
5.00%, 8/1/2025	57,436	61,463
Pool# E02746
3.50%, 11/1/2025	214,583	221,968
Pool# J13883
3.50%, 12/1/2025	433,230	448,138
Pool# J14732
4.00%, 3/1/2026	218,446	228,366
Pool# E02896
3.50%, 5/1/2026	250,062	258,676
Pool# J18702
3.00%, 3/1/2027	232,735	239,135
Pool# J18127
3.00%, 3/1/2027	223,463	229,612
Pool# J19106
3.00%, 5/1/2027	97,702	100,420
Pool# J20471
3.00%, 9/1/2027	422,947	434,581
Pool# D82854
7.00%, 10/1/2027	604	638
Pool# G14609
3.00%, 11/1/2027	570,037	585,723
Pool# C00566
7.50%, 12/1/2027	893	1,011
Pool# G15100
2.50%, 7/1/2028	241,609	244,435
Pool# C18271
7.00%, 11/1/2028	2,163	2,366
Pool# C00678
7.00%, 11/1/2028	1,260	1,441

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# C00836
7.00%, 7/1/2029	$613	$698
Pool# C31285
7.00%, 9/1/2029	1,414	1,580
Pool# C31282
7.00%, 9/1/2029	65	66
Pool# C32914
8.00%, 11/1/2029	1,004	1,025
Pool# G18536
2.50%, 1/1/2030	3,668,916	3,706,217
Pool# C37436
8.00%, 1/1/2030	1,960	2,288
Pool# C36429
7.00%, 2/1/2030	643	658
Pool# C36306
7.00%, 2/1/2030	640	658
Pool# C00921
7.50%, 2/1/2030	1,116	1,292
Pool# G01108
7.00%, 4/1/2030	461	523
Pool# C37703
7.50%, 4/1/2030	709	742
Pool# G18552
3.00%, 5/1/2030	1,325,966	1,362,456
Pool# U49055
3.00%, 6/1/2030	136,620	139,799
Pool# J32243
3.00%, 7/1/2030	844,341	868,637
Pool# J32257
3.00%, 7/1/2030	198,466	204,354
Pool# J32255
3.00%, 7/1/2030	174,939	179,971
Pool# C41561
8.00%, 8/1/2030	1,979	2,051
Pool# C01051
8.00%, 9/1/2030	2,155	2,547
Pool# C43550
7.00%, 10/1/2030	3,200	3,397
Pool# C44017
7.50%, 10/1/2030	464	469
Pool# C43967
8.00%, 10/1/2030	4,798	4,808
Pool# C44957
8.00%, 11/1/2030	1,686	1,776
Pool# J33361
3.00%, 12/1/2030	461,951	474,649
Pool# G18578
3.00%, 12/1/2030	439,954	452,067
Pool# J33315
3.00%, 12/1/2030	174,980	179,796
Pool# C01103
7.50%, 12/1/2030	983	1,170
Pool# C46932
7.50%, 1/1/2031	672	692
Pool# G18587
3.00%, 2/1/2031	337,353	346,641
Pool# C47287
7.50%, 2/1/2031	1,444	1,504
Pool# G18592
3.00%, 3/1/2031	371,898	382,138
Pool# C48206
7.50%, 3/1/2031	1,780	1,783
Pool# C91366
4.50%, 4/1/2031	100,399	107,940
Pool# G18601
3.00%, 5/1/2031	220,266	226,329
Pool# G18605
3.00%, 6/1/2031	130,248	133,833
Pool# J34627
3.00%, 6/1/2031	22,038	22,645
Pool# C91377
4.50%, 6/1/2031	52,243	56,178
Pool# C53324
7.00%, 6/1/2031	1,638	1,718
Pool# C01209
8.00%, 6/1/2031	692	782

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# J35107
2.50%, 8/1/2031	$166,599	$168,628
Pool# G01309
7.00%, 8/1/2031	1,504	1,735
Pool# G01311
7.00%, 9/1/2031	9,488	10,895
Pool# C01222
7.00%, 9/1/2031	1,126	1,301
Pool# G01315
7.00%, 9/1/2031	322	370
Pool# J35522
2.50%, 10/1/2031	712,309	719,562
Pool# C60012
7.00%, 11/1/2031	761	780
Pool# C61298
8.00%, 11/1/2031	2,643	2,705
Pool# J35957
2.50%, 12/1/2031	974,311	984,234
Pool# C61105
7.00%, 12/1/2031	5,611	5,943
Pool# C01305
7.50%, 12/1/2031	778	868
Pool# C63171
7.00%, 1/1/2032	6,187	7,011
Pool# V61548
2.50%, 2/1/2032	886,278	897,081
Pool# D99004
3.50%, 3/1/2032	156,084	162,719
Pool# G30577
3.50%, 4/1/2032	357,093	372,274
Pool# G01391
7.00%, 4/1/2032	16,252	18,661
Pool# C01345
7.00%, 4/1/2032	5,203	5,957
Pool# C01370
8.00%, 4/1/2032	1,127	1,248
Pool# C66916
7.00%, 5/1/2032	11,847	12,582
Pool# C01381
8.00%, 5/1/2032	14,353	16,782
Pool# C68300
7.00%, 6/1/2032	3,611	3,793
Pool# C68290
7.00%, 6/1/2032	2,421	2,595
Pool# D99266
3.50%, 7/1/2032	242,233	252,534
Pool# G01449
7.00%, 7/1/2032	10,222	11,742
Pool# C69908
7.00%, 8/1/2032	25,428	28,396
Pool# C91558
3.50%, 9/1/2032	57,468	59,823
Pool# G16407
2.50%, 1/1/2033	495,198	502,315
Pool# G16408
2.50%, 1/1/2033	365,726	370,701
Pool# G01536
7.00%, 3/1/2033	13,067	15,120
Pool# C01528
5.00%, 4/1/2033	79,190	87,425
Pool# G30646
3.00%, 5/1/2033	325,449	335,669
Pool# G30642
3.00%, 5/1/2033	142,555	147,053
Pool# K90535
3.00%, 5/1/2033	59,625	61,507
Pool# G18693
4.00%, 5/1/2033	221,747	232,403
Pool# G18696
3.50%, 7/1/2033	69,094	71,483
Pool# A16419
6.50%, 11/1/2033	15,886	17,707
Pool# C01806
7.00%, 1/1/2034	12,557	13,130
Pool# A21356
6.50%, 4/1/2034	50,065	57,204

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# C01851
6.50%, 4/1/2034	$27,782	$32,276
Pool# A22067
6.50%, 5/1/2034	33,704	38,259
Pool# A24301
6.50%, 5/1/2034	29,045	32,375
Pool# G18737
3.50%, 6/1/2034	522,279	540,565
Pool# A24988
6.50%, 7/1/2034	11,636	12,970
Pool# G01741
6.50%, 10/1/2034	11,518	13,243
Pool# G08023
6.50%, 11/1/2034	24,604	28,239
Pool# A33137
6.50%, 1/1/2035	3,919	4,369
Pool# G01947
7.00%, 5/1/2035	11,656	13,456
Pool# G08073
5.50%, 8/1/2035	127,882	144,652
Pool# A37135
5.50%, 9/1/2035	114,697	125,660
Pool# A47368
5.00%, 10/1/2035	152,424	168,326
Pool# A38531
5.50%, 10/1/2035	266,941	301,548
Pool# A38255
5.50%, 10/1/2035	177,625	200,593
Pool# G08088
6.50%, 10/1/2035	109,209	126,039
Pool# A39759
5.50%, 11/1/2035	10,857	12,263
Pool# A40376
5.50%, 12/1/2035	8,513	9,614
Pool# A42305
5.50%, 1/1/2036	22,868	25,244
Pool# A41548
7.00%, 1/1/2036	17,332	19,565
Pool# G08111
5.50%, 2/1/2036	164,170	185,327
Pool# A43886
5.50%, 3/1/2036	396,757	446,781
Pool# A43885
5.50%, 3/1/2036	235,863	258,814
Pool# A43884
5.50%, 3/1/2036	206,305	226,453
Pool# A48378
5.50%, 3/1/2036	106,613	115,404
Pool# A43861
5.50%, 3/1/2036	68,262	73,791
Pool# G08116
5.50%, 3/1/2036	33,893	38,352
Pool# A48735
5.50%, 5/1/2036	7,410	8,010
Pool# A53039
6.50%, 10/1/2036	47,312	52,736
Pool# A53219
6.50%, 10/1/2036	1,229	1,370
Pool# G05254
5.00%, 1/1/2037	119,238	131,731
Pool# G04331
5.00%, 2/1/2037	112,185	123,958
Pool# G05941
6.00%, 2/1/2037	558,145	642,513
Pool# G03620
6.50%, 10/1/2037	3,196	3,589
Pool# G03721
6.00%, 12/1/2037	49,767	57,311
Pool# G03969
6.00%, 2/1/2038	60,772	69,985
Pool# G04913
5.00%, 3/1/2038	202,941	224,326
Pool# G05299
4.50%, 6/1/2038	205,174	222,432
Pool# G04581
6.50%, 8/1/2038	96,129	108,504

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# C92013
3.50%, 9/1/2038	$1,363,962	$1,413,434
Pool# A81674
6.00%, 9/1/2038	368,072	423,062
Pool# A85442
5.00%, 3/1/2039	205,429	219,666
Pool# G05459
5.50%, 5/1/2039	1,573,607	1,771,913
Pool# G05535
4.50%, 7/1/2039	666,263	722,181
Pool# A89500
4.50%, 10/1/2039	91,608	99,261
Pool# A91165
5.00%, 2/1/2040	2,730,555	3,019,090
Pool# G60342
4.50%, 5/1/2042	655,689	710,542
Pool# G60195
4.00%, 6/1/2042	814,184	870,322
Pool# Q08977
4.00%, 6/1/2042	157,079	167,932
Pool# Q09824
4.00%, 8/1/2042	94,706	101,463
Pool# Q11087
4.00%, 9/1/2042	191,789	205,043
Pool# G07158
3.50%, 10/1/2042	649,039	681,963
Pool# G07163
3.50%, 10/1/2042	331,158	348,049
Pool# Q11532
3.50%, 10/1/2042	258,861	272,065
Pool# Q12051
3.50%, 10/1/2042	243,486	255,836
Pool# Q12052
3.50%, 10/1/2042	106,162	111,557
Pool# C09020
3.50%, 11/1/2042	707,067	743,120
Pool# G07264
3.50%, 12/1/2042	701,330	737,105
Pool# Q14292
3.50%, 1/1/2043	136,308	143,262
Pool# Q15884
3.00%, 2/1/2043	877,215	904,452
Pool# Q16470
3.00%, 3/1/2043	1,474,508	1,520,045
Pool# V80002
2.50%, 4/1/2043	576,327	576,160
Pool# Q16915
3.00%, 4/1/2043	519,366	535,491
Pool# Q17675
3.50%, 4/1/2043	601,853	632,546
Pool# Q18523
3.50%, 5/1/2043	1,033,239	1,087,073
Pool# Q18751
3.50%, 6/1/2043	1,307,042	1,373,175
Pool# G07410
3.50%, 7/1/2043	241,358	254,110
Pool# Q20332
3.50%, 7/1/2043	108,272	113,749
Pool# G07459
3.50%, 8/1/2043	937,464	985,213
Pool# G60038
3.50%, 1/1/2044	1,893,976	1,990,390
Pool# Q26869
4.00%, 6/1/2044	1,053,327	1,115,336
Pool# G07946
4.00%, 7/1/2044	29,552	31,418
Pool# Q28607
3.50%, 9/1/2044	399,164	417,969
Pool# G61231
3.50%, 9/1/2044	113,300	119,069
Pool# G08609
3.50%, 10/1/2044	465,340	485,965
Pool# Q30833
4.00%, 1/1/2045	45,022	47,563
Pool# G60400
4.50%, 1/1/2045	296,353	318,884

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G07925
4.00%, 2/1/2045	$68,767	$74,063
Pool# Q34165
4.00%, 6/1/2045	500,409	528,764
Pool# V81873
4.00%, 8/1/2045	428,359	452,229
Pool# G08669
4.00%, 9/1/2045	691,427	729,878
Pool# V82126
3.50%, 12/1/2045	254,130	267,403
Pool# Q38199
3.50%, 1/1/2046	27,050	28,169
Pool# Q38357
4.00%, 1/1/2046	191,401	201,836
Pool# G61365
4.50%, 1/1/2046	110,924	119,247
Pool# Q39434
3.50%, 3/1/2046	275,368	287,284
Pool# Q39364
3.50%, 3/1/2046	182,581	192,114
Pool# Q39440
4.00%, 3/1/2046	158,785	167,676
Pool# G08704
4.50%, 4/1/2046	58,543	62,676
Pool# Q40097
4.50%, 4/1/2046	4,093	4,364
Pool# G60582
3.50%, 5/1/2046	540,691	565,240
Pool# Q40718
3.50%, 5/1/2046	268,578	279,113
Pool# G08707
4.00%, 5/1/2046	325,326	342,708
Pool# G08708
4.50%, 5/1/2046	43,811	46,858
Pool# Q40728
4.50%, 5/1/2046	3,980	4,207
Pool# Q41548
3.00%, 7/1/2046	204,276	209,339
Pool# Q41903
3.50%, 7/1/2046	333,683	346,954
Pool# Q41491
3.50%, 7/1/2046	49,118	51,046
Pool# Q41407
3.50%, 7/1/2046	38,992	40,251
Pool# G61791
4.00%, 7/1/2046	201,931	213,394
Pool# Q41947
4.50%, 7/1/2046	24,431	25,894
Pool# G08715
3.00%, 8/1/2046	1,774,895	1,818,939
Pool# Q42596
3.50%, 8/1/2046	301,643	313,379
Pool# Q42203
3.50%, 8/1/2046	67,731	70,475
Pool# Q42393
3.50%, 8/1/2046	60,922	63,266
Pool# G61237
3.50%, 8/1/2046	46,069	48,411
Pool# Q42680
4.00%, 8/1/2046	15,384	16,175
Pool# G08720
4.50%, 8/1/2046	28,970	30,892
Pool# G61323
3.00%, 9/1/2046	1,189,781	1,226,185
Pool# G08721
3.00%, 9/1/2046	973,875	999,395
Pool# V82617
3.50%, 9/1/2046	554,764	578,572
Pool# G08722
3.50%, 9/1/2046	220,392	229,341
Pool# G60733
4.50%, 9/1/2046	245,718	266,270
Pool# G60722
3.00%, 10/1/2046	1,866,331	1,916,189
Pool# Q44035
3.00%, 10/1/2046	1,349,085	1,382,605

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G61815
4.00%, 10/1/2046	$134,619	$142,020
Pool# G61257
3.00%, 11/1/2046	2,509,070	2,570,527
Pool# Q44452
3.00%, 11/1/2046	532,924	546,165
Pool# G08732
3.00%, 11/1/2046	171,107	175,360
Pool# Q44473
3.50%, 11/1/2046	79,857	82,779
Pool# Q44223
3.50%, 11/1/2046	57,088	58,786
Pool# G08734
4.00%, 11/1/2046	822,582	864,960
Pool# V82849
3.00%, 12/1/2046	3,752,281	3,861,803
Pool# G08737
3.00%, 12/1/2046	3,469,491	3,551,448
Pool# G60989
3.00%, 12/1/2046	693,583	710,820
Pool# Q45878
3.00%, 12/1/2046	217,922	223,084
Pool# G08738
3.50%, 12/1/2046	3,970,276	4,120,141
Pool# Q45024
3.50%, 12/1/2046	157,422	165,641
Pool# G08741
3.00%, 1/1/2047	1,425,271	1,460,701
Pool# G08747
3.00%, 2/1/2047	2,489,647	2,548,589
Pool# G08748
3.50%, 2/1/2047	889,570	923,962
Pool# G08749
4.00%, 2/1/2047	1,599,099	1,679,323
Pool# G61890
4.00%, 2/1/2047	90,854	95,604
Pool# G08751
3.50%, 3/1/2047	1,431,642	1,484,001
Pool# Q47592
3.50%, 4/1/2047	358,972	371,901
Pool# Q47484
3.50%, 4/1/2047	42,759	44,538
Pool# G60988
3.00%, 5/1/2047	2,277,073	2,337,885
Pool# Q48098
3.50%, 5/1/2047	161,228	168,069
Pool# Q48237
4.50%, 5/1/2047	290,726	307,848
Pool# G61390
3.00%, 6/1/2047	1,297,670	1,329,482
Pool# Q48414
4.50%, 6/1/2047	120,702	127,851
Pool# Q48365
4.50%, 6/1/2047	50,764	53,733
Pool# G08770
3.50%, 7/1/2047	3,209,141	3,318,193
Pool# V83270
3.50%, 7/1/2047	741,579	766,809
Pool# G61339
3.00%, 8/1/2047	423,401	433,775
Pool# G08774
3.50%, 8/1/2047	389,280	402,646
Pool# Q49917
3.50%, 8/1/2047	237,844	245,760
Pool# Q53085
3.00%, 9/1/2047	488,276	500,332
Pool# G08779
3.50%, 9/1/2047	973,900	1,008,105
Pool# G61295
3.50%, 9/1/2047	752,249	791,466
Pool# G61622
3.00%, 10/1/2047	993,556	1,018,231
Pool# G08785
4.00%, 10/1/2047	106,040	111,135
Pool# Q52075
4.00%, 11/1/2047	683,651	717,774

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# V83598
3.50%, 12/1/2047	$347,574	$359,701
Pool# G67707
3.50%, 1/1/2048	872,571	923,921
Pool# V83909
4.00%, 1/1/2048	972,552	1,019,172
Pool# G61311
3.50%, 2/1/2048	1,614,433	1,667,095
Pool# T65458
3.50%, 2/1/2048	511,667	521,766
Pool# G08801
4.00%, 2/1/2048	553,576	578,978
Pool# Q54460
4.00%, 2/1/2048	327,358	344,636
Pool# G61298
4.00%, 2/1/2048	156,663	165,878
Pool# Q54727
3.50%, 3/1/2048	570,479	588,837
Pool# Q55401
5.00%, 4/1/2048	137,931	147,863
Pool# V84237
3.50%, 5/1/2048	1,326,301	1,367,257
Pool# G08813
3.50%, 5/1/2048	163,266	168,399
Pool# G08820
4.50%, 5/1/2048	1,482,136	1,565,768
Pool# G08821
5.00%, 5/1/2048	53,699	57,620
Pool# G67713
4.00%, 6/1/2048	310,533	328,800
Pool# G67712
4.00%, 6/1/2048	263,191	283,356
Pool# G08817
4.00%, 6/1/2048	261,435	272,685
Pool# G08818
4.50%, 6/1/2048	818,985	861,514
Pool# Q56473
4.50%, 6/1/2048	172,722	183,910
Pool# Q56472
4.50%, 6/1/2048	122,722	131,013
Pool# G08824
4.00%, 7/1/2048	5,791,124	6,045,417
Pool# G08827
4.50%, 7/1/2048	510,412	536,864
Pool# Q57401
4.50%, 7/1/2048	155,706	165,568
Pool# Q57402
4.50%, 7/1/2048	45,633	48,714
Pool# G08833
5.00%, 7/1/2048	18,204	19,512
Pool# G08831
4.00%, 8/1/2048	769,672	798,916
Pool# G08836
4.00%, 9/1/2048	3,193,541	3,313,728
Pool# G67716
4.50%, 10/1/2048	208,016	224,988
Pool# G08843
4.50%, 10/1/2048	184,539	194,218
Pool# G08852
4.00%, 12/1/2048	1,337,813	1,387,342
Pool# V85044
4.00%, 12/1/2048	578,702	611,102
Pool# V85082
4.50%, 12/1/2048	200,725	211,383
Pool# G61846
4.00%, 1/1/2049	21,054	21,876
Pool# V85139
4.50%, 1/1/2049	233,517	246,919
Pool# Q63655
3.00%, 5/1/2049	527,561	535,882
Pool# Q63556
3.00%, 6/1/2049	130,372	132,429
Pool# G08882
4.00%, 6/1/2049	1,040,438	1,079,621

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Non Gold Pool
Pool# 1B8478
4.59%, 7/1/2041(b)	$114,880	$120,091
Pool# 2B0108
4.85%, 1/1/2042(b)	17,460	18,239
Pool# 2B1381
4.37%, 6/1/2043(b)	10,110	10,413
FNMA Pool
Pool# AC9895
4.56%, 4/1/2040(b)	623,561	659,312
Pool# AC9890
4.59%, 4/1/2040(b)	783,323	819,844
Pool# AJ1249
4.07%, 9/1/2041(b)	174,936	182,760
Pool# AK0714
4.92%, 2/1/2042(b)	42,126	43,973
Pool# AT4982
4.41%, 4/1/2043(b)	5,431	5,595
Pool# AT4250
2.02%, 6/1/2043(b)	94,014	95,991
Pool# BF0203
3.00%, 2/1/2047	983,722	992,190
Pool# BF0206
4.00%, 2/1/2047	703,510	742,670
Pool# BF0200
3.50%, 11/1/2051	417,848	434,368
Pool# BF0171
4.00%, 1/1/2057	343,130	364,463
Pool# BF0184
4.00%, 2/1/2057	386,222	410,234
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024	587	616
Pool# 457801
7.00%, 8/15/2028	2,382	2,563
Pool# 486936
6.50%, 2/15/2029	1,268	1,430
Pool# 502969
6.00%, 3/15/2029	3,450	3,814
Pool# 487053
7.00%, 3/15/2029	1,758	1,918
Pool# 781014
6.00%, 4/15/2029	2,829	3,201
Pool# 509099
7.00%, 6/15/2029	3,201	3,267
Pool# 470643
7.00%, 7/15/2029	12,490	13,082
Pool# 434505
7.50%, 8/15/2029	55	56
Pool# 416538
7.00%, 10/15/2029	128	128
Pool# 524269
8.00%, 11/15/2029	5,485	5,499
Pool# 781124
7.00%, 12/15/2029	8,448	9,776
Pool# 507396
7.50%, 9/15/2030	41,649	43,104
Pool# 531352
7.50%, 9/15/2030	2,592	2,659
Pool# 536334
7.50%, 10/15/2030	181	185
Pool# 540659
7.00%, 1/15/2031	832	840
Pool# 486019
7.50%, 1/15/2031	932	963
Pool# 535388
7.50%, 1/15/2031	571	580
Pool# 537406
7.50%, 2/15/2031	347	348
Pool# 528589
6.50%, 3/15/2031	20,257	22,419
Pool# 508473
7.50%, 4/15/2031	4,006	4,252
Pool# 544470
8.00%, 4/15/2031	2,507	2,513
Pool# 781287
7.00%, 5/15/2031	4,131	4,771

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 781319
7.00%, 7/15/2031	$1,237	$1,447
Pool# 485879
7.00%, 8/15/2031	7,464	8,257
Pool# 572554
6.50%, 9/15/2031	44,888	49,678
Pool# 781328
7.00%, 9/15/2031	4,047	4,741
Pool# 550991
6.50%, 10/15/2031	765	847
Pool# 571267
7.00%, 10/15/2031	1,090	1,230
Pool# 574837
7.50%, 11/15/2031	1,991	2,024
Pool# 555171
6.50%, 12/15/2031	1,304	1,444
Pool# 781380
7.50%, 12/15/2031	1,226	1,458
Pool# 781481
7.50%, 1/15/2032	5,862	6,978
Pool# 580972
6.50%, 2/15/2032	189	209
Pool# 781401
7.50%, 2/15/2032	3,704	4,436
Pool# 781916
6.50%, 3/15/2032	59,413	67,223
Pool# 552474
7.00%, 3/15/2032	4,886	5,565
Pool# 781478
7.50%, 3/15/2032	2,314	2,756
Pool# 781429
8.00%, 3/15/2032	4,105	4,947
Pool# 781431
7.00%, 4/15/2032	14,929	17,683
Pool# 552616
7.00%, 6/15/2032	40,174	45,403
Pool# 570022
7.00%, 7/15/2032	14,966	17,365
Pool# 595077
6.00%, 10/15/2032	8,172	9,374
Pool# 596657
7.00%, 10/15/2032	4,005	4,090
Pool# 552903
6.50%, 11/15/2032	115,746	128,510
Pool# 552952
6.00%, 12/15/2032	5,557	6,208
Pool# 602102
6.00%, 2/15/2033	15,427	17,054
Pool# 588192
6.00%, 2/15/2033	4,272	4,723
Pool# 553144
5.50%, 4/15/2033	23,733	26,504
Pool# 604243
6.00%, 4/15/2033	10,970	12,583
Pool# 611526
6.00%, 5/15/2033	8,670	9,584
Pool# 553320
6.00%, 6/15/2033	26,777	30,016
Pool# 573916
6.00%, 11/15/2033	34,866	38,540
Pool# 604788
6.50%, 11/15/2033	78,927	88,714
Pool# 781688
6.00%, 12/15/2033	37,853	43,416
Pool# 604875
6.00%, 12/15/2033	29,351	33,626
Pool# 781690
6.00%, 12/15/2033	15,157	17,384
Pool# 781699
7.00%, 12/15/2033	5,760	6,608
Pool# 621856
6.00%, 1/15/2034	9,509	10,511
Pool# 564799
6.00%, 3/15/2034	34,216	37,828
Pool# 630038
6.50%, 8/15/2034	66,279	73,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 781804
6.00%, 9/15/2034	$41,144	$47,137
Pool# 781847
6.00%, 12/15/2034	33,087	37,911
Pool# 486921
5.50%, 2/15/2035	12,621	14,324
Pool# 781902
6.00%, 2/15/2035	37,436	42,931
Pool# 781933
6.00%, 6/15/2035	4,798	5,502
Pool# 649513
5.50%, 10/15/2035	301,423	335,314
Pool# 649510
5.50%, 10/15/2035	148,700	166,956
Pool# 652207
5.50%, 3/15/2036	44,744	48,260
Pool# 655519
5.00%, 5/15/2036	20,859	22,317
Pool# 652539
5.00%, 5/15/2036	17,635	19,497
Pool# 606308
5.50%, 5/15/2036	22,773	25,070
Pool# 606314
5.50%, 5/15/2036	7,370	7,949
Pool# 657912
6.50%, 8/15/2036	4,876	5,396
Pool# 697957
4.50%, 3/15/2039	1,220,289	1,329,003
Pool# 704630
5.50%, 7/15/2039	51,830	58,759
Pool# 710724
4.50%, 8/15/2039	432,171	470,553
Pool# 722292
5.00%, 9/15/2039	786,313	883,420
Pool# 782803
6.00%, 11/15/2039	351,933	402,369
Pool# 736666
4.50%, 4/15/2040	1,046,111	1,139,548
Pool# 733312
4.00%, 9/15/2040	80,486	87,222
Pool# 742235
4.00%, 12/15/2040	212,628	227,096
Pool# 755958
4.00%, 1/15/2041	176,324	191,127
Pool# 755959
4.00%, 1/15/2041	171,544	186,958
Pool# 759075
4.00%, 1/15/2041	168,008	183,275
Pool# 742244
4.00%, 1/15/2041	164,359	175,694
Pool# 753826
4.00%, 1/15/2041	71,916	77,940
Pool# 690662
4.00%, 1/15/2041	64,715	70,151
Pool# 719486
4.00%, 1/15/2041	24,659	26,244
Pool# 759207
4.00%, 2/15/2041	303,846	331,286
Pool# 757557
4.00%, 2/15/2041	42,130	45,564
Pool# 757555
4.00%, 2/15/2041	32,169	33,793
Pool# 738107
4.00%, 3/15/2041	463,658	495,359
Pool# 784637
4.00%, 8/15/2041	144,764	154,477
Pool# 778869
4.00%, 2/15/2042	266,188	284,340
Pool# 783745
3.50%, 3/15/2043	1,160,235	1,221,286
Pool# AD8789
3.50%, 3/15/2043	721,306	763,859
Pool# AD2254
3.50%, 3/15/2043	120,514	126,023
Pool# AA6403
3.00%, 5/15/2043	1,037,075	1,071,809

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# AD2411
3.50%, 5/15/2043	$605,599	$635,220
Pool# 783781
3.50%, 6/15/2043	443,135	466,521
Pool# 784015
3.00%, 7/15/2043	200,054	205,889
Pool# 784459
3.00%, 12/15/2046	578,463	593,899
Pool# 784293
3.00%, 12/15/2046	72,705	74,669
Pool# 784355
4.00%, 12/15/2046	285,111	306,641
Pool# 784500
3.00%, 2/15/2047	789,061	810,464
Pool# 784713
3.00%, 2/15/2047	176,563	181,382
Pool# 784458
3.50%, 12/15/2047	1,506,295	1,578,207
Pool# 784715
4.00%, 5/15/2048	341,563	357,938
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036	464,585	520,985
Pool# 4245
6.00%, 9/20/2038	183,895	211,435
Pool# 4559
5.00%, 10/20/2039	476,963	527,665
Pool# 4715
5.00%, 6/20/2040	120,442	133,229
Pool# 4747
5.00%, 7/20/2040	1,426,297	1,577,107
Pool# 4771
4.50%, 8/20/2040	1,261,088	1,379,265
Pool# 4802
5.00%, 9/20/2040	901,983	997,406
Pool# 4834
4.50%, 10/20/2040	307,195	336,094
Pool# 737727
4.00%, 12/20/2040	1,598,714	1,719,668
Pool# 737730
4.00%, 12/20/2040	491,091	528,231
Pool# 4923
4.50%, 1/20/2041	469,819	514,054
Pool# 4978
4.50%, 3/20/2041	70,074	76,650
Pool# 5017
4.50%, 4/20/2041	753,668	824,323
Pool# 5056
5.00%, 5/20/2041	228,523	252,340
Pool# 5082
4.50%, 6/20/2041	280,640	306,803
Pool# 5175
4.50%, 9/20/2041	307,670	336,619
Pool# 675523
3.50%, 3/20/2042	307,337	323,807
Pool# 5332
4.00%, 3/20/2042	319,045	340,209
Pool# MA0392
3.50%, 9/20/2042	2,889,905	3,069,047
Pool# MA0462
3.50%, 10/20/2042	2,275,528	2,416,587
Pool# MA0534
3.50%, 11/20/2042	5,145,788	5,464,779
Pool# MA0625
3.50%, 12/20/2042	1,046,322	1,111,185
Pool# MA0698
3.00%, 1/20/2043	1,162,183	1,202,722
Pool# MA0852
3.50%, 3/20/2043	1,159,831	1,231,733
Pool# MA0934
3.50%, 4/20/2043	1,072,085	1,138,548
Pool# AF1001
3.50%, 6/20/2043	764,159	806,555
Pool# MA1376
4.00%, 10/20/2043	551,971	588,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA II Pool (continued)
Pool# AJ9335
3.50%, 10/20/2044	$114,370	$120,152
Pool# MA2754
3.50%, 4/20/2045	1,040,405	1,088,178
Pool# MA2824
2.50%, 5/20/2045	849,494	859,446
Pool# MA2825
3.00%, 5/20/2045	2,205,395	2,280,050
Pool# AM4381
3.50%, 5/20/2045	1,007,748	1,058,368
Pool# MA2891
3.00%, 6/20/2045	3,742,953	3,868,520
Pool# AO1103
3.50%, 9/20/2045	1,588,436	1,668,242
Pool# AO1099
3.50%, 9/20/2045	677,982	712,037
Pool# MA3106
4.00%, 9/20/2045	291,734	310,012
Pool# MA3172
3.00%, 10/20/2045	579,097	597,106
Pool# MA3173
3.50%, 10/20/2045	416,919	437,602
Pool# MA3174
4.00%, 10/20/2045	35,342	37,437
Pool# MA3243
3.00%, 11/20/2045	1,070,608	1,103,961
Pool# MA3244
3.50%, 11/20/2045	1,067,097	1,116,169
Pool# MA3309
3.00%, 12/20/2045	1,888,327	1,947,110
Pool# MA3310
3.50%, 12/20/2045	783,872	821,550
Pool# MA3377
4.00%, 1/20/2046	155,795	165,556
Pool# 784119
3.00%, 2/20/2046	2,017,514	2,085,432
Pool# MA3521
3.50%, 3/20/2046	2,949,064	3,083,402
Pool# MA3522
4.00%, 3/20/2046	1,073,003	1,140,233
Pool# MA3596
3.00%, 4/20/2046	874,556	901,989
Pool# MA3597
3.50%, 4/20/2046	841,706	880,352
Pool# MA3662
3.00%, 5/20/2046	1,713,277	1,763,415
Pool# MA3735
3.00%, 6/20/2046	1,959,869	2,020,203
Pool# MA3736
3.50%, 6/20/2046	5,017,078	5,235,034
Pool# MA3804
4.00%, 7/20/2046	170,986	180,785
Pool# MA3873
3.00%, 8/20/2046	4,173,894	4,303,739
Pool# MA3876
4.50%, 8/20/2046	161,021	171,514
Pool# MA3936
3.00%, 9/20/2046	3,284,940	3,389,109
Pool# MA3939
4.50%, 9/20/2046	24,231	25,915
Pool# MA4006
4.50%, 10/20/2046	486,259	521,179
Pool# MA4069
3.50%, 11/20/2046	63,295	66,068
Pool# MA4070
4.00%, 11/20/2046	108,619	114,288
Pool# MA4071
4.50%, 11/20/2046	35,798	38,376
Pool# MA4126
3.00%, 12/20/2046	6,174,984	6,366,885
Pool# MA4127
3.50%, 12/20/2046	1,397,324	1,454,617
Pool# MA4194
2.50%, 1/20/2047	1,205,190	1,216,347
Pool# MA4196
3.50%, 1/20/2047	405,935	422,441

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA II Pool (continued)
Pool# MA4261
3.00%, 2/20/2047	$1,499,853	$1,546,315
Pool# MA4262
3.50%, 2/20/2047	6,561,933	6,827,662
Pool# MA4264
4.50%, 2/20/2047	45,413	48,088
Pool# MA4321
3.50%, 3/20/2047	3,482,179	3,629,335
Pool# MA4382
3.50%, 4/20/2047	609,114	633,579
Pool# AZ1974
3.50%, 4/20/2047	510,926	536,595
Pool# MA4383
4.00%, 4/20/2047	3,092,638	3,239,383
Pool# MA4384
4.50%, 4/20/2047	68,334	71,919
Pool# MA4511
4.00%, 6/20/2047	1,450,274	1,518,565
Pool# MA4512
4.50%, 6/20/2047	157,183	165,187
Pool# MA4585
3.00%, 7/20/2047	118,530	121,844
Pool# MA4587
4.00%, 7/20/2047	2,663,850	2,778,160
Pool# MA4652
3.50%, 8/20/2047	1,431,631	1,488,652
Pool# BC1888
3.50%, 8/20/2047	903,686	949,091
Pool# 784471
3.50%, 8/20/2047	722,464	758,761
Pool# MA4653
4.00%, 8/20/2047	224,282	234,364
Pool# 784408
3.50%, 10/20/2047	312,469	328,242
Pool# MA4780
4.50%, 10/20/2047	59,990	63,037
Pool# MA4836
3.00%, 11/20/2047	1,282,038	1,318,116
Pool# MA4837
3.50%, 11/20/2047	728,987	757,245
Pool# MA4838
4.00%, 11/20/2047	6,127,737	6,397,727
Pool# MA4900
3.50%, 12/20/2047	955,743	992,572
Pool# 784421
3.50%, 12/20/2047	440,139	462,367
Pool# MA4962
3.50%, 1/20/2048	1,892,335	1,964,461
Pool# MA5019
3.50%, 2/20/2048	102,000	105,737
Pool# MA5078
4.00%, 3/20/2048	4,346,357	4,544,019
Pool# 784480
3.50%, 4/20/2048	600,090	630,293
Pool# 784479
3.50%, 4/20/2048	378,890	397,995
Pool# 784481
3.50%, 4/20/2048	209,268	219,285
Pool# MA5137
4.00%, 4/20/2048	1,489,978	1,549,549
Pool# BD4034
4.00%, 4/20/2048	388,450	409,978
Pool# MA5138
4.50%, 4/20/2048	705,183	743,955
Pool# MA5192
4.00%, 5/20/2048	545,985	567,818
Pool# MA5265
4.50%, 6/20/2048	1,414,408	1,483,231
Pool# MA5331
4.50%, 7/20/2048	634,374	667,672
Pool# MA5398
4.00%, 8/20/2048	2,994,974	3,119,049
Pool# MA5399
4.50%, 8/20/2048	1,625,352	1,704,389
Pool# MA5466
4.00%, 9/20/2048	1,918,218	1,996,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA II Pool (continued)
Pool# BJ2692
4.00%, 11/20/2048	$319,039	$331,814
Pool# MA5597
5.00%, 11/20/2048	72,132	76,321
Pool# 784656
4.50%, 12/20/2048	737,341	772,945
Pool# BK2856
4.50%, 12/20/2048	124,715	130,648
Pool# MA5653
5.00%, 12/20/2048	220,770	233,013
Pool# MA5712
5.00%, 1/20/2049	977,473	1,031,681
Pool# MA5764
4.50%, 2/20/2049	3,763,872	3,936,995
Pool# MA5818
4.50%, 3/20/2049	744,847	779,106
Pool# MA5878
5.00%, 4/20/2049	88,818	93,919
Pool# MA6040
4.00%, 7/20/2049	888,525	926,592
Pool# MA6041
4.50%, 7/20/2049	965,856	1,016,974
Pool# MA6092
4.50%, 8/20/2049	384,747	406,423
GNMA TBA
2.50%, 10/15/2049	73,000	73,677
3.00%, 10/15/2049	803,000	823,985
3.50%, 10/15/2049	7,324,000	7,589,424
4.00%, 10/15/2049	5,260,000	5,473,744
4.50%, 10/15/2049	1,652,000	1,737,457
5.00%, 10/15/2049	326,000	343,701
UMBS Pool
Pool# 826869
5.50%, 8/1/2020	10,215	10,261
Pool# 835228
5.50%, 8/1/2020	206	206
Pool# 825811
5.50%, 9/1/2020	283	284
Pool# 838565
5.50%, 10/1/2020	10,804	10,877
Pool# 840102
5.50%, 10/1/2020	2,330	2,333
Pool# 841947
5.50%, 10/1/2020	1,249	1,253
Pool# 811505
5.50%, 10/1/2020	512	516
Pool# 843102
5.50%, 10/1/2020	401	403
Pool# 839100
5.50%, 11/1/2020	187	188
Pool# 830670
5.50%, 12/1/2020	292	293
Pool# 867183
5.50%, 2/1/2021	1,513	1,517
Pool# 811558
5.50%, 3/1/2021	1,309	1,308
Pool# 870296
5.50%, 3/1/2021	287	287
Pool# 878120
5.50%, 4/1/2021	597	603
Pool# 879115
5.50%, 5/1/2021	2,166	2,189
Pool# 811559
5.50%, 5/1/2021	1,106	1,109
Pool# 885440
5.50%, 5/1/2021	667	672
Pool# 845489
5.50%, 6/1/2021	138	140
Pool# 880950
5.50%, 7/1/2021	3,174	3,213
Pool# 870092
5.50%, 8/1/2021	365	366
Pool# 896599
5.50%, 8/1/2021	95	97
Pool# 903350
5.00%, 10/1/2021	561	579

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# 894126
5.50%, 10/1/2021	$73	$73
Pool# 902789
5.50%, 11/1/2021	8,799	8,945
Pool# 906708
5.00%, 12/1/2021	9,939	10,251
Pool# 901509
5.00%, 12/1/2021	1,103	1,137
Pool# 928106
5.50%, 2/1/2022	14,917	15,241
Pool# 914385
5.50%, 3/1/2022	213	217
Pool# 913323
5.50%, 4/1/2022	680	687
Pool# 899438
5.50%, 6/1/2022	18,981	19,371
Pool# AA2549
4.00%, 4/1/2024	86,726	90,201
Pool# 934863
4.00%, 6/1/2024	170,888	177,728
Pool# AC1374
4.00%, 8/1/2024	104,763	108,984
Pool# AC1529
4.50%, 9/1/2024	297,132	309,522
Pool# AD0244
4.50%, 10/1/2024	41,213	42,938
Pool# AD4089
4.50%, 5/1/2025	277,692	291,670
Pool# 890216
4.50%, 7/1/2025	71,279	74,871
Pool# AB1609
4.00%, 10/1/2025	191,153	199,276
Pool# AH1361
3.50%, 12/1/2025	181,928	188,098
Pool# AH1518
3.50%, 12/1/2025	91,331	94,426
Pool# AH5616
3.50%, 2/1/2026	489,422	506,008
Pool# AL0298
4.00%, 5/1/2026	393,071	410,699
Pool# AB4277
3.00%, 1/1/2027	605,254	621,568
Pool# AL1391
3.50%, 1/1/2027	9,580	9,915
Pool# AP4746
3.00%, 8/1/2027	162,007	166,553
Pool# AP7855
3.00%, 9/1/2027	820,359	843,371
Pool# AP4640
3.00%, 9/1/2027	87,619	90,080
Pool# AQ5096
3.00%, 11/1/2027	218,269	224,392
Pool# AB6887
3.00%, 11/1/2027	175,321	180,229
Pool# AQ4532
3.00%, 11/1/2027	120,428	123,817
Pool# AQ7406
3.00%, 11/1/2027	90,063	92,599
Pool# AQ3758
3.00%, 11/1/2027	87,950	90,418
Pool# AB6886
3.00%, 11/1/2027	85,933	88,413
Pool# AQ2884
3.00%, 12/1/2027	79,355	81,583
Pool# AS0487
2.50%, 9/1/2028	419,735	424,967
Pool# 930998
4.50%, 4/1/2029	43,248	46,019
Pool# ZT1998
4.00%, 7/1/2029	197,670	205,727
Pool# BM1507
2.50%, 12/1/2029	255,017	257,250
Pool# AL8077
3.50%, 12/1/2029	29,694	30,824
Pool# AS4874
3.00%, 4/1/2030	536,210	550,668

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AS5412
2.50%, 7/1/2030	$226,481	$228,669
Pool# AS5420
3.00%, 7/1/2030	471,526	484,829
Pool# AL7152
3.50%, 7/1/2030	566,110	590,788
Pool# AS5702
2.50%, 8/1/2030	901,011	909,715
Pool# AZ4898
2.50%, 8/1/2030	689,267	695,922
Pool# AY8448
3.00%, 8/1/2030	1,623,255	1,666,971
Pool# AZ2953
3.00%, 9/1/2030	1,547,735	1,589,499
Pool# AZ5718
3.00%, 9/1/2030	1,359,270	1,395,548
Pool# AS6060
3.00%, 10/1/2030	1,167,602	1,198,390
Pool# AZ9234
3.50%, 10/1/2030	73,495	76,068
Pool# BA2993
3.00%, 11/1/2030	291,794	299,581
Pool# AS6174
3.50%, 11/1/2030	42,290	43,908
Pool# AS6272
2.50%, 12/1/2030	323,728	326,854
Pool# AS6295
3.00%, 12/1/2030	496,115	509,485
Pool# BA3545
3.00%, 12/1/2030	221,146	226,533
Pool# AH1515
4.00%, 12/1/2030	433,444	459,059
Pool# AD0716
6.50%, 12/1/2030	1,222,767	1,369,811
Pool# BA6532
2.50%, 1/1/2031	278,467	281,153
Pool# BM5016
3.00%, 1/1/2031	677,177	696,880
Pool# AB2121
4.00%, 1/1/2031	66,324	70,239
Pool# AL8060
3.00%, 2/1/2031	467,515	481,854
Pool# MA0641
4.00%, 2/1/2031	320,186	339,077
Pool# 560868
7.50%, 2/1/2031	688	695
Pool# AS6799
3.00%, 3/1/2031	429,785	441,372
Pool# BC0774
3.00%, 3/1/2031	201,982	208,245
Pool# AS6919
3.50%, 3/1/2031	32,785	34,019
Pool# BC4410
3.50%, 3/1/2031	32,321	33,539
Pool# BC0320
3.50%, 3/1/2031	19,328	20,167
Pool# BC4430
3.00%, 4/1/2031	80,740	82,856
Pool# AL8565
3.00%, 6/1/2031	213,075	219,284
Pool# AL8566
3.00%, 6/1/2031	212,696	218,694
Pool# AL8561
3.50%, 6/1/2031	226,018	237,374
Pool# AS8028
2.50%, 9/1/2031	906,573	915,352
Pool# AL9378
3.00%, 9/1/2031	103,172	106,337
Pool# MA2775
2.50%, 10/1/2031	1,843,990	1,861,829
Pool# BM1888
2.50%, 10/1/2031	1,733,206	1,750,220
Pool# AS8038
2.50%, 10/1/2031	826,345	834,341
Pool# BC4777
2.50%, 10/1/2031	617,781	623,759

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AL9323
2.50%, 10/1/2031	$37,852	$38,218
Pool# AS8612
3.00%, 10/1/2031	322,578	330,362
Pool# 607212
7.50%, 10/1/2031	3,658	3,736
Pool# MA0895
3.50%, 11/1/2031	347,780	361,779
Pool# 607632
6.50%, 11/1/2031	89	100
Pool# MA2830
2.50%, 12/1/2031	690,253	696,933
Pool# BM3814
2.50%, 12/1/2031	475,212	480,609
Pool# AS8609
3.00%, 1/1/2032	317,051	325,039
Pool# AL9786
3.00%, 1/1/2032	289,738	298,974
Pool# AL9585
3.50%, 1/1/2032	109,645	115,162
Pool# BM1036
2.50%, 2/1/2032	2,202,569	2,231,355
Pool# BM4624
3.00%, 2/1/2032	344,288	354,840
Pool# AL9872
3.00%, 2/1/2032	247,949	255,263
Pool# AL9740
3.00%, 2/1/2032	209,145	215,243
Pool# AL9871
3.00%, 2/1/2032	148,221	152,947
Pool# AS8767
3.00%, 2/1/2032	28,559	29,392
Pool# BM1007
2.50%, 3/1/2032	696,797	703,527
Pool# AL9899
3.00%, 3/1/2032	44,159	45,448
Pool# BM3269
2.50%, 4/1/2032	1,106,530	1,117,367
Pool# MA1029
3.50%, 4/1/2032	284,434	295,897
Pool# 545556
7.00%, 4/1/2032	4,417	5,087
Pool# AO2565
3.50%, 5/1/2032	94,190	98,085
Pool# AS9695
3.50%, 5/1/2032	55,283	57,847
Pool# 545605
7.00%, 5/1/2032	5,934	6,872
Pool# BM4088
3.00%, 6/1/2032	439,355	451,543
Pool# AO5103
3.50%, 6/1/2032	232,968	242,600
Pool# 890786
3.50%, 6/1/2032	42,446	44,578
Pool# MA1107
3.50%, 7/1/2032	39,047	40,623
Pool# 651361
7.00%, 7/1/2032	1,207	1,232
Pool# BM1669
3.00%, 8/1/2032	249,172	257,123
Pool# AP1990
3.50%, 8/1/2032	111,347	115,782
Pool# AP1997
3.50%, 8/1/2032	76,332	79,534
Pool# BH5355
3.50%, 8/1/2032	17,322	17,938
Pool# AO7202
3.50%, 9/1/2032	286,586	298,605
Pool# MA1166
3.50%, 9/1/2032	223,181	232,147
Pool# BM5167
3.50%, 9/1/2032	46,004	47,714
Pool# CA0586
2.50%, 10/1/2032	105,146	106,603
Pool# AP3673
3.50%, 10/1/2032	220,752	230,012

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BH9391
3.50%, 10/1/2032	$21,449	$22,256
Pool# BM3389
3.00%, 11/1/2032	369,540	381,330
Pool# AB6962
3.50%, 11/1/2032	350,353	365,054
Pool# AQ3343
3.50%, 11/1/2032	198,060	206,370
Pool# BM3977
3.00%, 12/1/2032	702,267	722,096
Pool# CA0951
3.00%, 12/1/2032	388,094	398,355
Pool# BM4338
2.50%, 1/1/2033	697,579	704,328
Pool# BM3919
3.00%, 2/1/2033	361,972	373,531
Pool# BM3750
3.50%, 3/1/2033	300,844	315,469
Pool# BM4129
3.50%, 4/1/2033	489,853	513,651
Pool# 555346
5.50%, 4/1/2033	54,597	60,698
Pool# 713560
5.50%, 4/1/2033	9,403	10,246
Pool# 694846
6.50%, 4/1/2033	11,084	12,348
Pool# 701261
7.00%, 4/1/2033	325	339
Pool# AB9402
3.00%, 5/1/2033	341,002	351,557
Pool# AB9403
3.00%, 5/1/2033	155,753	160,584
Pool# AB9300
3.00%, 5/1/2033	122,494	126,285
Pool# BM4132
3.50%, 5/1/2033	310,692	326,653
Pool# MA3372
4.00%, 5/1/2033	523,120	546,385
Pool# 555421
5.00%, 5/1/2033	1,346,409	1,487,730
Pool# MA3393
4.00%, 6/1/2033	251,961	263,165
Pool# MA3427
4.00%, 7/1/2033	218,378	228,105
Pool# 720087
5.50%, 7/1/2033	273,500	309,165
Pool# 728721
5.50%, 7/1/2033	39,572	44,725
Pool# 555684
5.50%, 7/1/2033	9,898	11,187
Pool# MA1527
3.00%, 8/1/2033	1,376,719	1,419,374
Pool# 743235
5.50%, 10/1/2033	18,260	20,546
Pool# 750229
6.50%, 10/1/2033	28,850	32,142
Pool# 755872
5.50%, 12/1/2033	227,635	254,422
Pool# 725221
5.50%, 1/1/2034	5,634	6,371
Pool# 725223
5.50%, 3/1/2034	619	700
Pool# 725228
6.00%, 3/1/2034	515,550	593,128
Pool# 725425
5.50%, 4/1/2034	321,852	363,932
Pool# 725423
5.50%, 5/1/2034	30,953	35,001
Pool# QN0248
3.00%, 7/1/2034	218,848	223,855
Pool# 725594
5.50%, 7/1/2034	132,007	149,284
Pool# MA3739
3.50%, 8/1/2034	545,485	564,339
Pool# SB0069
3.00%, 9/1/2034	490,000	503,941

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# 788027
6.50%, 9/1/2034	$24,119	$26,871
Pool# 807310
7.00%, 11/1/2034	2,178	2,495
Pool# 735141
5.50%, 1/1/2035	410,940	464,735
Pool# 889852
5.50%, 5/1/2035	11,824	13,371
Pool# 256023
6.00%, 12/1/2035	395,793	455,116
Pool# 745418
5.50%, 4/1/2036	64,261	72,665
Pool# 745516
5.50%, 5/1/2036	36,356	41,106
Pool# 889745
5.50%, 6/1/2036	6,346	7,174
Pool# 995065
5.50%, 9/1/2036	231,527	257,833
Pool# 888635
5.50%, 9/1/2036	146,513	165,675
Pool# 995024
5.50%, 8/1/2037	85,787	96,767
Pool# 995050
6.00%, 9/1/2037	776,257	893,250
Pool# 955194
7.00%, 11/1/2037	82,097	96,418
Pool# 928940
7.00%, 12/1/2037	62,232	67,274
Pool# MA3389
4.00%, 6/1/2038	385,281	403,310
Pool# MA3464
3.50%, 9/1/2038	711,969	737,836
Pool# 990810
7.00%, 10/1/2038	117,132	132,805
Pool# AD8536
5.00%, 8/1/2040	306,584	338,602
Pool# AB1735
3.50%, 11/1/2040	7,695	7,892
Pool# AE9747
4.50%, 12/1/2040	955,119	1,035,014
Pool# AB2067
3.50%, 1/1/2041	383,691	403,006
Pool# 932888
3.50%, 1/1/2041	250,999	265,975
Pool# AB2068
3.50%, 1/1/2041	226,684	238,076
Pool# 932891
3.50%, 1/1/2041	44,825	47,085
Pool# AL3650
5.00%, 2/1/2041	21,930	24,178
Pool# AL6521
5.00%, 4/1/2041	1,465,198	1,617,936
Pool# AL0390
5.00%, 5/1/2041	587,146	647,983
Pool# AL5863
4.50%, 6/1/2041	3,011,725	3,261,795
Pool# AI9851
4.50%, 9/1/2041	54,285	58,828
Pool# AL0761
5.00%, 9/1/2041	185,219	203,928
Pool# BM3907
5.50%, 9/1/2041	367,210	414,758
Pool# AJ5431
4.50%, 10/1/2041	107,609	116,616
Pool# AJ4861
4.00%, 12/1/2041	204,705	218,687
Pool# AX5316
4.50%, 1/1/2042	95,493	103,465
Pool# AL2499
4.50%, 1/1/2042	43,054	46,739
Pool# AW8167
3.50%, 2/1/2042	1,370,216	1,438,872
Pool# AB5185
3.50%, 5/1/2042	546,347	573,816
Pool# AO3575
4.50%, 5/1/2042	60,500	64,571

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AO4647
3.50%, 6/1/2042	$1,005,586	$1,056,055
Pool# AO8036
4.50%, 7/1/2042	803,176	867,837
Pool# AP2092
4.50%, 8/1/2042	32,584	34,305
Pool# AP6579
3.50%, 9/1/2042	921,887	968,338
Pool# AL2782
4.50%, 9/1/2042	178,280	193,142
Pool# AB6524
3.50%, 10/1/2042	1,518,022	1,594,568
Pool# AB7074
3.00%, 11/1/2042	958,117	987,229
Pool# AP8785
3.00%, 11/1/2042	320,813	330,593
Pool# AL2677
3.50%, 11/1/2042	886,313	930,999
Pool# AB6786
3.50%, 11/1/2042	665,436	698,927
Pool# MA1273
3.50%, 12/1/2042	476,463	500,431
Pool# AR4210
3.50%, 1/1/2043	237,984	249,982
Pool# AT4040
3.00%, 3/1/2043	234,234	241,209
Pool# AR8213
3.50%, 4/1/2043	237,708	249,692
Pool# AB9238
3.00%, 5/1/2043	1,195,567	1,232,017
Pool# AB9237
3.00%, 5/1/2043	838,146	863,698
Pool# AB9236
3.00%, 5/1/2043	272,925	281,414
Pool# AB9362
3.50%, 5/1/2043	1,286,545	1,351,218
Pool# AT4145
3.00%, 6/1/2043	305,767	315,090
Pool# AB9814
3.00%, 7/1/2043	1,096,594	1,130,026
Pool# AT6871
3.00%, 7/1/2043	193,679	199,305
Pool# AS0203
3.00%, 8/1/2043	772,263	795,176
Pool# AS0255
4.50%, 8/1/2043	358,667	388,073
Pool# AS0516
3.00%, 9/1/2043	704,189	724,643
Pool# AL4471
4.00%, 9/1/2043	491,958	526,682
Pool# AL6951
3.50%, 10/1/2043	814,177	855,099
Pool# BM4222
3.00%, 1/1/2044	968,975	998,457
Pool# AS2276
4.50%, 4/1/2044	674,969	725,633
Pool# AW1006
4.00%, 5/1/2044	207,947	223,839
Pool# AL7767
4.50%, 6/1/2044	62,649	67,867
Pool# AS3161
4.00%, 8/1/2044	1,462,551	1,544,791
Pool# BM4650
3.00%, 10/1/2044	1,773,030	1,827,224
Pool# CA0688
3.50%, 10/1/2044	596,086	625,743
Pool# BC5090
4.00%, 10/1/2044	195,697	207,512
Pool# AS3946
4.00%, 12/1/2044	1,646,385	1,757,779
Pool# AL8303
3.00%, 1/1/2045	319,830	329,561
Pool# BM4384
4.00%, 1/1/2045	613,724	650,385
Pool# BM3611
4.00%, 1/1/2045	599,210	639,886

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BM3804
3.50%, 2/1/2045	$201,250	$211,372
Pool# AL9555
4.00%, 2/1/2045	3,488,014	3,723,120
Pool# AX9524
4.00%, 2/1/2045	1,537,053	1,654,519
Pool# AS4418
4.00%, 2/1/2045	1,053,620	1,134,130
Pool# AS4375
4.00%, 2/1/2045	743,039	799,822
Pool# AL6889
4.50%, 2/1/2045	198,567	215,085
Pool# BM3931
3.00%, 3/1/2045	870,970	896,971
Pool# AY1312
3.50%, 3/1/2045	2,713,420	2,856,671
Pool# AX9567
3.50%, 3/1/2045	142,530	149,705
Pool# BM4975
4.00%, 3/1/2045	294,949	311,611
Pool# AS4578
4.00%, 3/1/2045	197,169	212,236
Pool# BM3664
3.00%, 5/1/2045	955,604	984,648
Pool# AS4921
3.50%, 5/1/2045	1,398,649	1,463,745
Pool# AS5012
4.00%, 5/1/2045	2,024,724	2,179,453
Pool# BM5562
4.00%, 6/1/2045	413,768	439,848
Pool# AS5312
3.50%, 7/1/2045	280,170	293,210
Pool# AZ7111
4.00%, 7/1/2045	44,604	47,040
Pool# AZ9866
4.00%, 8/1/2045	42,282	44,596
Pool# AL7207
4.50%, 8/1/2045	243,596	263,863
Pool# AL9634
3.50%, 10/1/2045	192,435	202,067
Pool# BA2164
3.00%, 11/1/2045	243,655	249,550
Pool# AS6311
3.50%, 12/1/2045	3,437,341	3,580,154
Pool# AS6282
3.50%, 12/1/2045	2,164,662	2,265,145
Pool# BC0326
3.50%, 12/1/2045	1,928,580	2,008,482
Pool# BC0092
3.50%, 12/1/2045	161,956	168,671
Pool# BC0475
3.50%, 12/1/2045	95,296	99,255
Pool# AS6362
4.50%, 12/1/2045	50,460	54,163
Pool# AS6474
3.50%, 1/1/2046	419,036	443,490
Pool# AS6539
3.50%, 1/1/2046	369,551	391,110
Pool# AS6527
4.00%, 1/1/2046	480,576	506,608
Pool# BC0178
4.50%, 1/1/2046	12,018	12,887
Pool# BC1158
3.50%, 2/1/2046	2,711,301	2,823,600
Pool# BC2667
4.00%, 2/1/2046	73,443	77,365
Pool# BC0605
4.00%, 2/1/2046	58,451	61,520
Pool# AL9781
4.50%, 2/1/2046	516,187	558,781
Pool# BC0300
3.50%, 3/1/2046	2,110,801	2,194,821
Pool# BM4621
3.50%, 3/1/2046	750,903	788,520
Pool# AS6833
3.50%, 3/1/2046	51,310	53,416

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AS6795
4.00%, 3/1/2046	$411,804	$433,350
Pool# BA6972
4.00%, 3/1/2046	79,423	83,695
Pool# BC0311
4.50%, 3/1/2046	9,469	10,038
Pool# BC0823
3.50%, 4/1/2046	390,760	407,270
Pool# BA7692
3.50%, 4/1/2046	21,797	22,923
Pool# AS7026
4.00%, 4/1/2046	296,918	313,263
Pool# AS7171
3.50%, 5/1/2046	151,439	157,733
Pool# AS7251
4.00%, 5/1/2046	41,586	43,765
Pool# AS7387
3.50%, 6/1/2046	424,179	441,627
Pool# AL8833
4.00%, 6/1/2046	1,205,327	1,297,388
Pool# AS7593
3.50%, 7/1/2046	1,404,392	1,463,768
Pool# AS7594
3.50%, 7/1/2046	1,305,752	1,360,959
Pool# AS7545
3.50%, 7/1/2046	564,775	587,822
Pool# AL8824
3.50%, 7/1/2046	261,640	276,904
Pool# AS7490
3.50%, 7/1/2046	186,629	195,313
Pool# BC1452
4.00%, 7/1/2046	2,508,088	2,639,658
Pool# BD5180
4.50%, 7/1/2046	13,065	13,858
Pool# MA2705
3.00%, 8/1/2046	1,424,969	1,459,439
Pool# BC1489
3.00%, 8/1/2046	199,707	205,424
Pool# BD4890
3.50%, 8/1/2046	2,047,607	2,126,351
Pool# BC9501
3.50%, 8/1/2046	47,263	49,115
Pool# AS7648
4.00%, 8/1/2046	290,239	304,496
Pool# AS7760
4.00%, 8/1/2046	285,667	302,145
Pool# AS7795
4.00%, 8/1/2046	185,383	195,304
Pool# BD3911
4.00%, 8/1/2046	39,632	41,660
Pool# BD3923
4.00%, 8/1/2046	18,890	19,845
Pool# AS7770
4.50%, 8/1/2046	103,697	110,430
Pool# BD5232
4.50%, 8/1/2046	22,230	23,540
Pool# AL8947
3.50%, 9/1/2046	344,532	362,319
Pool# BD4944
3.50%, 9/1/2046	97,721	101,304
Pool# AL9263
3.00%, 10/1/2046	323,432	331,890
Pool# BM3932
3.50%, 10/1/2046	134,030	139,441
Pool# AL9234
3.50%, 10/1/2046	120,215	127,228
Pool# AS8125
3.50%, 10/1/2046	103,766	108,163
Pool# BC4766
4.50%, 10/1/2046	86,770	92,292
Pool# AS8154
4.50%, 10/1/2046	55,950	59,471
Pool# MA2806
3.00%, 11/1/2046	889,420	910,984
Pool# BC9003
3.00%, 11/1/2046	326,312	334,240

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AS8369
3.50%, 11/1/2046	$1,077,504	$1,123,106
Pool# BE5067
3.50%, 11/1/2046	909,854	947,736
Pool# BE0065
3.50%, 11/1/2046	28,007	29,149
Pool# BE5038
4.00%, 11/1/2046	20,181	21,859
Pool# MA2833
3.00%, 12/1/2046	7,045,679	7,216,666
Pool# AS8483
3.00%, 12/1/2046	1,675,673	1,716,380
Pool# BC9067
3.00%, 12/1/2046	531,426	544,338
Pool# AS8488
3.00%, 12/1/2046	420,483	432,520
Pool# AS8509
3.00%, 12/1/2046	125,526	129,974
Pool# BM1121
3.50%, 12/1/2046	1,024,613	1,078,658
Pool# AS8572
3.50%, 12/1/2046	985,611	1,021,068
Pool# AS8417
3.50%, 12/1/2046	908,793	941,837
Pool# AS8492
3.50%, 12/1/2046	852,889	902,648
Pool# BE4224
3.50%, 12/1/2046	39,090	40,545
Pool# AS8650
3.00%, 1/1/2047	2,686,058	2,751,310
Pool# AL9697
3.00%, 1/1/2047	1,110,531	1,142,311
Pool# AS8647
3.00%, 1/1/2047	819,323	840,750
Pool# BE5775
3.00%, 1/1/2047	769,936	788,643
Pool# AS8692
3.50%, 1/1/2047	690,400	717,603
Pool# BD2440
3.50%, 1/1/2047	536,426	555,872
Pool# AL9774
3.50%, 1/1/2047	522,960	556,350
Pool# BM3204
3.50%, 1/1/2047	460,589	487,440
Pool# BD2450
3.50%, 1/1/2047	429,335	445,659
Pool# BE6548
3.50%, 1/1/2047	152,440	157,919
Pool# BE7115
4.50%, 1/1/2047	33,563	35,513
Pool# BE5856
4.50%, 1/1/2047	23,766	25,310
Pool# BE6503
4.50%, 1/1/2047	22,902	24,209
Pool# BM3908
5.50%, 1/1/2047	77,275	87,320
Pool# MA2895
3.00%, 2/1/2047	8,265,877	8,466,306
Pool# BM3688
3.50%, 2/1/2047	1,304,513	1,357,779
Pool# BD5046
3.50%, 2/1/2047	269,878	279,990
Pool# BM5274
4.00%, 2/1/2047	263,393	277,236
Pool# BE8495
4.50%, 2/1/2047	21,330	22,744
Pool# BE7869
4.50%, 2/1/2047	9,862	10,422
Pool# AL9859
3.00%, 3/1/2047	2,738,430	2,804,748
Pool# AL9848
3.00%, 3/1/2047	860,886	881,787
Pool# AS8966
4.00%, 3/1/2047	204,325	214,844
Pool# BM5383
4.00%, 3/1/2047	131,121	140,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AS8979
4.50%, 3/1/2047	$129,182	$138,643
Pool# BE9247
4.50%, 3/1/2047	23,717	25,044
Pool# BM3707
2.50%, 4/1/2047	338,711	338,422
Pool# AS9451
3.50%, 4/1/2047	523,938	542,105
Pool# AS9463
3.50%, 4/1/2047	346,043	364,256
Pool# BD7122
4.00%, 4/1/2047	2,341,278	2,459,432
Pool# AS9467
4.00%, 4/1/2047	698,850	739,369
Pool# AS9470
4.50%, 4/1/2047	457,958	491,107
Pool# BH0304
4.50%, 4/1/2047	46,143	48,793
Pool# AS9562
3.00%, 5/1/2047	152,725	156,371
Pool# BM3237
3.50%, 5/1/2047	747,500	791,036
Pool# AS9577
3.50%, 5/1/2047	303,440	319,095
Pool# BM1268
4.00%, 5/1/2047	640,679	677,937
Pool# BE3670
3.50%, 6/1/2047	653,940	677,740
Pool# AS9794
3.50%, 6/1/2047	300,667	317,362
Pool# AS9747
4.00%, 6/1/2047	1,814,313	1,937,086
Pool# BM3549
4.00%, 6/1/2047	801,238	844,108
Pool# BE3702
4.00%, 6/1/2047	424,207	444,878
Pool# BM1295
4.50%, 6/1/2047	299,609	320,569
Pool# BE9624
4.50%, 6/1/2047	55,390	58,593
Pool# BM3801
3.00%, 7/1/2047	1,456,340	1,491,593
Pool# AS9938
3.50%, 7/1/2047	257,198	272,194
Pool# BM1551
3.50%, 7/1/2047	254,563	267,991
Pool# AS9909
3.50%, 7/1/2047	140,244	147,633
Pool# BM1492
4.00%, 7/1/2047	1,432,445	1,515,830
Pool# AS9973
4.00%, 7/1/2047	183,198	191,178
Pool# 890673
3.00%, 8/1/2047	720,618	738,198
Pool# MA3087
3.50%, 8/1/2047	1,071,391	1,107,356
Pool# BH7375
3.50%, 8/1/2047	310,943	321,471
Pool# BM1658
3.50%, 8/1/2047	245,419	256,801
Pool# BH2597
4.00%, 8/1/2047	1,069,872	1,123,707
Pool# CA0123
4.00%, 8/1/2047	930,810	993,805
Pool# BH5359
4.00%, 8/1/2047	474,591	495,155
Pool# CA0133
4.00%, 8/1/2047	257,750	270,751
Pool# BM5787
4.00%, 8/1/2047	45,063	47,355
Pool# CA0407
3.50%, 9/1/2047	1,027,001	1,062,962
Pool# BH4004
4.00%, 9/1/2047	974,494	1,023,513
Pool# CA0392
4.00%, 9/1/2047	546,925	573,528

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BM3556
4.00%, 9/1/2047	$220,929	$239,216
Pool# CA0265
4.00%, 9/1/2047	171,076	179,685
Pool# CA0487
3.50%, 10/1/2047	2,415,038	2,499,502
Pool# BM1959
3.50%, 10/1/2047	647,324	685,066
Pool# CA0493
4.00%, 10/1/2047	1,239,222	1,300,951
Pool# CA0549
4.00%, 10/1/2047	947,341	989,480
Pool# BM3015
4.00%, 10/1/2047	282,047	303,567
Pool# CA0496
4.50%, 10/1/2047	349,813	378,480
Pool# CA0623
4.50%, 10/1/2047	155,619	164,416
Pool# CA0693
3.50%, 11/1/2047	1,487,719	1,539,237
Pool# CA0680
3.50%, 11/1/2047	335,728	354,897
Pool# BM3358
3.50%, 11/1/2047	291,614	310,514
Pool# CA0696
4.00%, 11/1/2047	2,220,128	2,317,666
Pool# CA0808
4.00%, 11/1/2047	357,953	375,584
Pool# BM3191
4.00%, 11/1/2047	339,900	354,915
Pool# BM3379
3.00%, 12/1/2047	988,476	1,016,138
Pool# BJ2492
3.50%, 12/1/2047	797,565	822,931
Pool# MA3211
4.00%, 12/1/2047	2,421,106	2,533,145
Pool# BJ1699
4.00%, 12/1/2047	418,426	441,746
Pool# CA0991
3.50%, 1/1/2048	620,914	655,616
Pool# MA3238
3.50%, 1/1/2048	164,379	170,060
Pool# CA1015
4.00%, 1/1/2048	875,083	914,725
Pool# CA1025
4.50%, 1/1/2048	1,514,543	1,603,798
Pool# CA1189
3.50%, 2/1/2048	4,764,676	4,912,621
Pool# BH9280
3.50%, 2/1/2048	1,439,776	1,511,354
Pool# CA1242
3.50%, 2/1/2048	284,681	302,044
Pool# MA3277
4.00%, 2/1/2048	56,944	59,504
Pool# BJ8271
4.50%, 2/1/2048	893,383	952,862
Pool# BJ8270
4.50%, 2/1/2048	511,926	548,821
Pool# BK1586
4.50%, 2/1/2048	399,903	428,725
Pool# BJ8269
4.50%, 2/1/2048	397,112	429,335
Pool# MA3305
3.50%, 3/1/2048	166,544	172,419
Pool# BK1972
4.50%, 3/1/2048	143,417	153,558
Pool# BJ0640
5.00%, 3/1/2048	54,400	58,353
Pool# CA1510
3.50%, 4/1/2048	445,545	460,679
Pool# CA1531
3.50%, 4/1/2048	210,193	222,717
Pool# CA1551
4.00%, 4/1/2048	3,597,563	3,764,011
Pool# CA1560
4.50%, 4/1/2048	410,133	438,436

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BJ2681
5.00%, 4/1/2048	$187,720	$201,154
Pool# MA3348
5.00%, 4/1/2048	32,196	34,541
Pool# BM4024
3.50%, 5/1/2048	141,179	150,189
Pool# MA3358
4.50%, 5/1/2048	932,471	985,453
Pool# MA3374
5.00%, 5/1/2048	75,463	80,935
Pool# MA3384
4.00%, 6/1/2048	435,858	454,436
Pool# CA1898
4.50%, 6/1/2048	408,985	442,220
Pool# CA1951
4.00%, 7/1/2048	870,347	909,637
Pool# BK6577
4.50%, 7/1/2048	82,872	87,545
Pool# CA1988
4.50%, 7/1/2048	20,980	22,158
Pool# BK4766
4.50%, 8/1/2048	702,957	753,623
Pool# CA2376
4.00%, 9/1/2048	1,176,757	1,224,979
Pool# MA3472
5.00%, 9/1/2048	79,442	85,058
Pool# MA3495
4.00%, 10/1/2048	1,400,894	1,457,646
Pool# BM4664
4.50%, 10/1/2048	257,644	276,018
Pool# MA3521
4.00%, 11/1/2048	1,459,929	1,517,523
Pool# ZT1321
4.50%, 11/1/2048	1,409,860	1,482,327
Pool# MA3536
4.00%, 12/1/2048	1,104,516	1,147,872
Pool# BN0340
4.50%, 12/1/2048	1,525,000	1,604,719
Pool# CA2779
4.50%, 12/1/2048	1,006,283	1,078,810
Pool# BM5212
4.50%, 12/1/2048	588,726	623,132
Pool# BN3944
4.00%, 1/1/2049	415,088	437,752
Pool# BN6135
4.00%, 2/1/2049	559,916	583,620
Pool# ZA6536
4.00%, 3/1/2049	527,396	549,695
Pool# ZA6380
4.00%, 3/1/2049	431,478	449,765
Pool# CA3387
4.00%, 4/1/2049	908,312	968,098
Pool# CA3394
5.00%, 4/1/2049	123,426	133,745
Pool# CA3489
4.00%, 5/1/2049	670,035	714,955
Pool# MA3665
4.50%, 5/1/2049	1,295,745	1,365,249
Pool# FM1051
4.50%, 5/1/2049	828,097	876,454
Pool# CA3669
4.00%, 6/1/2049	959,775	1,015,338
Pool# CA3639
4.00%, 6/1/2049	431,484	455,410
Pool# CA3825
4.00%, 7/1/2049	665,746	712,208
Pool# CA3844
4.50%, 7/1/2049	642,974	680,115
Pool# CA4030
4.00%, 8/1/2049	2,274,948	2,370,677
Pool# CA4035
4.50%, 8/1/2049	640,545	677,384
Pool# SD8015
2.50%, 10/1/2049	461,000	458,894
UMBS, 15 Year, Single Family TBA
3.00%, 10/25/2034	3,518,663	3,596,733

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS, 15 Year, Single Family TBA (continued)
3.50%, 10/25/2034	$2,887,000	$2,985,790
4.00%, 10/25/2034	954,000	992,561
4.50%, 10/25/2034	215,000	221,540
5.00%, 10/25/2034	35,000	36,065
UMBS, 30 Year, Single Family TBA
2.50%, 10/25/2049	1,219,000	1,213,334
3.00%, 10/25/2049	10,533,000	10,690,995
3.50%, 10/25/2049	19,113,050	19,604,316
4.00%, 10/25/2049	6,384,648	6,624,820
4.50%, 10/25/2049	6,264,000	6,595,708
UMBS, Single Family, 15 Year TBA
2.50%, 10/25/2034	3,401,000	3,429,895

Total Mortgage-Backed Securities (cost $624,768,775)		638,319,031

Municipal Bonds 0.7%
	Principal Amount	Value

California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/1/2044	100,000	163,310
Bay Area Toll Authority, RB
Series F-1, 2.57%, 4/1/2031	60,000	60,716
Series F-2, 6.26%, 4/1/2049	250,000	390,550
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/1/2040	100,000	136,310
Los Angeles Community College District, GO, 6.75%, 8/1/2049	300,000	501,900
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 8/1/2040	75,000	121,528
Los Angeles Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	200,000	319,102
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	420,000	590,570
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	100,000	147,354
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	250,898
State of California, GO
7.55%, 4/1/2039	1,410,000	2,332,789
7.63%, 3/1/2040	425,000	697,340
University of California, RB
Series F, 5.95%, 5/15/2045	300,000	416,898
Series H, 6.55%, 5/15/2048	150,000	226,614
Series F, 6.58%, 5/15/2049	200,000	301,082
Series AQ, 4.77%, 5/15/2115	150,000	193,325

		6,850,286

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 3/15/2032	500,000	657,710

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	495,000	705,979

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/1/2040	300,000	419,940
State of Illinois, GO
4.95%, 6/1/2023	139,636	146,170
5.10%, 6/1/2033	945,000	1,023,567

		1,589,677

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)
	Principal Amount	Value

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/1/2021	$500,000	$517,000

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	125,000	159,675
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	440,000	708,972
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	341,252

		1,209,899

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	460,000	739,409
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 6/15/2043	300,000	417,780
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/1/2038	500,000	657,740
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 3/15/2039	250,000	315,970
Port Authority of New York & New Jersey, RB, 6.04%, 12/1/2029	620,000	820,043

		2,950,942

Ohio 0.0%†
American Municipal Power Inc., RB, Series E, 6.27%, 2/15/2050	165,000	227,408
JobsOhio Beverage System, RB, Series B, 4.53%, 1/1/2035	100,000	120,492
Ohio State University (The), RB, Series C, 4.91%, 6/1/2040	150,000	194,592

		542,492

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 1/1/2050	100,000	155,243

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/1/2044	200,000	293,308
State of Texas, GO, Series A, 4.63%, 4/1/2033	350,000	417,935
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	150,000	184,584
University of Texas System, RB
Series A, 5.26%, 7/1/2039	260,000	347,199
Series C, 4.79%, 8/15/2046	200,000	255,682

		1,498,708

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 8/1/2040	200,000	264,212

Total Municipal Bonds (cost $13,152,194)		16,942,148

Supranational 1.3%
	Principal Amount	Value

African Development Bank
2.63%, 3/22/2021	500,000	506,055
3.00%, 9/20/2023(a)	500,000	525,478
Asian Development Bank
2.00%, 2/16/2022	1,000,000	1,007,855
1.88%, 2/18/2022	500,000	502,547

Supranational (continued)
	Principal Amount	Value

Asian Development Bank (continued)
2.75%, 3/17/2023	$1,000,000	$1,037,982
2.63%, 1/30/2024	1,000,000	1,041,430
Corp. Andina de Fomento, 4.38%, 6/15/2022	350,000	368,309
European Bank for Reconstruction & Development, 2.75%, 4/26/2021	1,000,000	1,015,300
European Investment Bank
4.00%, 2/16/2021	500,000	514,896
2.00%, 3/15/2021(a)	1,000,000	1,003,170
2.38%, 5/13/2021	2,000,000	2,020,276
1.38%, 9/15/2021(a)	2,000,000	1,987,777
2.25%, 3/15/2022	500,000	507,082
2.50%, 3/15/2023(a)	500,000	514,840
2.38%, 5/24/2027(a)	2,000,000	2,095,921
Inter-American Development Bank
2.13%, 11/9/2020	750,000	752,319
1.88%, 3/15/2021	500,000	500,759
1.75%, 4/14/2022	500,000	500,678
2.50%, 1/18/2023(a)	2,000,000	2,054,300
2.63%, 1/16/2024(a)	1,000,000	1,041,276
6.80%, 10/15/2025	413,000	522,370
International Bank for Reconstruction & Development
1.38%, 5/24/2021	1,000,000	994,180
2.75%, 7/23/2021	1,000,000	1,018,510
2.13%, 12/13/2021(a)	2,000,000	2,019,300
2.00%, 1/26/2022	750,000	755,920
1.63%, 2/10/2022	500,000	499,655
2.13%, 7/1/2022	500,000	506,740
7.63%, 1/19/2023	973,000	1,157,101
3.00%, 9/27/2023	750,000	789,341
2.50%, 11/22/2027(a)	1,000,000	1,058,650
International Finance Corp., 1.13%, 7/20/2021	1,000,000	989,715

Total Supranational (cost $29,102,782)		29,809,732

U.S. Government Agency Securities 1.2%
	Principal Amount	Value

FFCB, 2.85%, 9/20/2021	945,000	964,929
FHLB
3.63%, 6/11/2021	3,500,000	3,611,156
3.00%, 12/9/2022	1,535,000	1,596,842
2.75%, 12/13/2024	1,000,000	1,056,142
5.50%, 7/15/2036	1,500,000	2,180,963
FHLMC
1.13%, 8/12/2021	4,169,000	4,125,881
2.38%, 1/13/2022(a)	4,945,000	5,021,145
6.75%, 9/15/2029(a)	557,000	801,295
6.25%, 7/15/2032(a)	1,245,000	1,837,828
FNMA
1.25%, 8/17/2021	1,000,000	992,513
2.63%, 1/11/2022	1,055,000	1,077,537
2.38%, 1/19/2023	490,000	502,178
6.25%, 5/15/2029	2,500,000	3,456,407
Tennessee Valley Authority, 4.88%, 1/15/2048	500,000	712,175

Total U.S. Government Agency Securities (cost $26,286,701)		27,936,991

U.S. Treasury Obligations 39.0%
	Principal Amount	Value

U.S. Treasury Bonds
7.63%, 11/15/2022 (a)	2,000,000	2,366,406
6.25%, 8/15/2023	6,000,000	7,051,641
6.88%, 8/15/2025	449,000	581,455
6.00%, 2/15/2026 (a)	4,042,000	5,114,709
6.50%, 11/15/2026 (a)	3,000,000	3,983,437
5.50%, 8/15/2028	4,000,000	5,266,719
5.38%, 2/15/2031 (a)	4,000,000	5,514,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Bonds (continued)
5.00%, 5/15/2037	$305,000	$449,815
4.38%, 2/15/2038	250,000	346,689
4.25%, 5/15/2039 (a)	1,500,000	2,066,016
4.50%, 8/15/2039 (a)	1,080,000	1,536,005
4.38%, 11/15/2039 (a)	300,000	420,832
4.38%, 5/15/2040	1,600,000	2,250,312
3.88%, 8/15/2040 (a)	1,000,000	1,321,953
4.25%, 11/15/2040	1,400,000	1,942,883
4.75%, 2/15/2041	2,600,000	3,843,531
3.75%, 8/15/2041	8,000,000	10,424,688
3.13%, 11/15/2041 (a)	7,100,000	8,460,371
3.13%, 2/15/2042	1,000,000	1,192,266
3.00%, 5/15/2042	1,000,000	1,169,219
2.75%, 8/15/2042	6,200,000	6,960,953
2.75%, 11/15/2042	1,500,000	1,683,223
3.13%, 2/15/2043	4,050,000	4,830,416
2.88%, 5/15/2043	6,000,000	6,879,141
3.63%, 2/15/2044	5,000,000	6,463,672
3.38%, 5/15/2044	4,000,000	4,982,344
3.13%, 8/15/2044	5,700,000	6,829,535
3.00%, 11/15/2044	5,500,000	6,460,352
2.50%, 2/15/2045	15,800,000	17,001,047
3.00%, 5/15/2045	5,500,000	6,475,605
2.88%, 8/15/2045	7,300,000	8,411,824
3.00%, 11/15/2045	9,100,000	10,734,090
2.50%, 2/15/2046	7,000,000	7,536,484
2.50%, 5/15/2046	3,000,000	3,230,859
2.88%, 11/15/2046	6,000,000	6,942,656
3.00%, 2/15/2047	5,000,000	5,927,148
3.00%, 5/15/2047	5,500,000	6,517,285
2.75%, 8/15/2047	4,500,000	5,093,438
2.75%, 11/15/2047	4,200,000	4,756,992
3.00%, 2/15/2048	1,500,000	1,780,957
3.00%, 8/15/2048	1,500,000	1,783,828
3.38%, 11/15/2048	7,500,000	9,556,348
U.S. Treasury Notes
1.38%, 10/31/2020	5,000,000	4,976,953
1.75%, 10/31/2020	6,000,000	5,996,016
2.63%, 11/15/2020 (a)	15,300,000	15,437,461
2.00%, 11/30/2020	1,000,000	1,002,188
1.88%, 12/15/2020	12,000,000	12,010,781
1.75%, 12/31/2020	9,100,000	9,093,957
2.38%, 12/31/2020	1,000,000	1,007,070
1.38%, 1/31/2021	4,000,000	3,979,062
2.13%, 1/31/2021 (a)	5,000,000	5,022,852
2.25%, 2/15/2021	10,000,000	10,065,234
3.63%, 2/15/2021	9,000,000	9,227,461
2.50%, 2/28/2021	18,000,000	18,184,219
1.25%, 3/31/2021	5,000,000	4,963,672
2.38%, 4/15/2021	20,000,000	20,189,844
2.25%, 4/30/2021	12,000,000	12,096,094
3.13%, 5/15/2021	6,000,000	6,132,422
1.38%, 5/31/2021 (a)	3,000,000	2,983,125
2.25%, 7/31/2021 (a)	8,200,000	8,282,961
2.13%, 8/15/2021	1,500,000	1,512,129
1.13%, 9/30/2021	5,000,000	4,948,828
2.13%, 9/30/2021	5,000,000	5,045,898
2.88%, 10/15/2021	25,000,000	25,610,352
1.25%, 10/31/2021	5,000,000	4,959,375
2.88%, 11/15/2021	4,000,000	4,101,562
1.88%, 11/30/2021 (a)	4,000,000	4,021,094
2.00%, 12/31/2021 (a)	6,000,000	6,048,750
2.50%, 1/15/2022	8,000,000	8,155,000
1.50%, 1/31/2022 (a)	3,000,000	2,991,914
1.75%, 2/28/2022 (a)	3,000,000	3,009,492
1.88%, 2/28/2022	13,000,000	13,076,172
1.75%, 3/31/2022	20,500,000	20,578,476
1.88%, 4/30/2022	2,500,000	2,516,895
1.75%, 5/15/2022	4,000,000	4,016,250
1.75%, 5/31/2022	6,000,000	6,022,500
2.13%, 6/30/2022 (a)	3,500,000	3,550,723
1.75%, 9/30/2022 (a)	22,500,000	22,611,621
1.88%, 10/31/2022	6,000,000	6,052,734
2.00%, 10/31/2022	5,000,000	5,061,523
1.63%, 11/15/2022	1,300,000	1,301,777
2.00%, 11/30/2022	8,500,000	8,606,914

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Notes (continued)
2.13%, 12/31/2022	$15,500,000	$15,764,590
1.75%, 1/31/2023	7,600,000	7,640,078
2.00%, 2/15/2023	6,000,000	6,081,562
1.50%, 2/28/2023	7,000,000	6,981,680
2.63%, 2/28/2023	5,000,000	5,172,852
1.50%, 3/31/2023	8,500,000	8,480,410
2.75%, 4/30/2023	5,000,000	5,202,930
1.75%, 5/15/2023	5,000,000	5,029,102
1.63%, 5/31/2023	2,000,000	2,003,906
2.75%, 8/31/2023	14,000,000	14,623,984
1.38%, 9/30/2023 (a)	3,500,000	3,474,297
1.63%, 10/31/2023	10,000,000	10,021,484
2.75%, 11/15/2023	5,000,000	5,233,594
2.13%, 11/30/2023	12,500,000	12,775,391
2.25%, 12/31/2023	4,000,000	4,110,781
2.63%, 12/31/2023	8,000,000	8,345,000
2.25%, 1/31/2024	5,500,000	5,655,977
2.50%, 1/31/2024	9,000,000	9,348,398
2.75%, 2/15/2024	2,500,000	2,624,121
2.00%, 4/30/2024	10,000,000	10,190,234
2.50%, 5/15/2024	7,000,000	7,288,203
2.00%, 5/31/2024	3,800,000	3,875,852
1.75%, 6/30/2024	6,000,000	6,050,859
2.13%, 7/31/2024	6,500,000	6,665,801
2.38%, 8/15/2024	24,353,000	25,260,530
2.13%, 9/30/2024	4,000,000	4,105,156
2.25%, 11/15/2024	7,550,000	7,796,850
2.13%, 11/30/2024	3,800,000	3,902,422
2.00%, 2/15/2025	21,700,000	22,156,887
2.63%, 3/31/2025	4,300,000	4,532,637
2.13%, 5/15/2025	8,300,000	8,534,734
2.00%, 8/15/2025	21,000,000	21,465,938
2.25%, 11/15/2025	8,500,000	8,815,098
1.63%, 2/15/2026	8,500,000	8,503,320
1.50%, 8/15/2026	9,700,000	9,622,703
2.25%, 2/15/2027	11,200,000	11,685,187
2.38%, 5/15/2027	10,700,000	11,274,707
2.25%, 8/15/2027	10,000,000	10,454,297
2.25%, 11/15/2027	21,690,000	22,688,926
2.75%, 2/15/2028	11,000,000	11,942,734
2.88%, 5/15/2028	10,000,000	10,975,781
2.88%, 8/15/2028	15,000,000	16,492,969
3.13%, 11/15/2028	4,000,000	4,490,625
2.63%, 2/15/2029 (a)	3,472,000	3,757,762
2.38%, 5/15/2029 (a)	8,000,000	8,495,625
1.63%, 8/15/2029 (a)	1,900,000	1,891,242

Total U.S. Treasury Obligations (cost $888,802,927)		932,080,086

Repurchase Agreements 1.5%
	Principal Amount	Value

Bank of America NA 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $12,000,767, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $12,240,000. (h)	12,000,000	12,000,000
BofA Securities, Inc. 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $9,526,968, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $9,716,886. (h)	9,526,359	9,526,359

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Deutsche Bank Securities, Inc. 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $3,042,543, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $3,060,000. (h)(i)	$3,000,000	$3,000,000
Pershing LLC 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $12,000,817, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $12,240,000. (h)	12,000,000	12,000,000

Total Repurchase Agreements (cost $36,526,359)		36,526,359

Total Investments (cost $2,288,534,563) — 100.4%		2,397,320,015

Liabilities in excess of other assets — (0.4)%		(9,704,821)

NET ASSETS — 100.0%		$2,387,615,194

†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $202,639,676, which was collateralized by cash used to purchase repurchase agreements with a total value of $36,526,359 and by $171,782,644, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/1/2019 – 2/15/2049, a total value of $208,309,003.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(c)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $9,665,597 which represents 0.41% of net assets.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.
(e)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2019.
(g)	Investment in affiliate.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $36,526,359.
(i)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ACES	Alternative Credit Enhancement Services
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 2 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT CardinalSM Aggressive Fund

Investment Companies 100.1%
	Shares	Value

Equity Funds 90.2%
Nationwide International Small Cap Fund, Class R6 (a)	697,523	$6,612,518
NVIT Emerging Markets Fund, Class Y (a)	543,232	6,616,569
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,292,319	13,104,112
NVIT Multi-Manager International Value Fund, Class Y (a)	1,438,888	13,554,328
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	2,148,548	25,266,925
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	2,779,978	25,825,995
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	279,280	2,641,989
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	359,009	2,814,629
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	106,547	1,597,143
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	209,758	1,675,968

Total Equity Funds (cost $110,308,606)		99,710,176

Fixed Income Funds 9.9%
Nationwide Bond Fund, Class R6 (a)	112,000	1,121,116
NVIT Core Bond Fund, Class Y (a)	381,571	4,315,571
NVIT Core Plus Bond Fund, Class Y (a)	459,130	5,426,913

Total Fixed Income Funds (cost $10,331,599)		10,863,600

Total Investment Companies (cost $120,640,205)		110,573,776

Total Investments (cost $120,640,205) — 100.1%		110,573,776

Liabilities in excess of other assets — (0.1)%		(59,165)

NET ASSETS — 100.0%		$110,514,611

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT CardinalSM Balanced Fund

Investment Companies 100.0%
	Shares	Value

Equity Funds 49.7%
Nationwide International Small Cap Fund, Class R6 (a)	5,437,533	$51,547,811
NVIT Emerging Markets Fund, Class Y (a)	4,121,163	50,195,769
NVIT Multi-Manager International Growth Fund, Class Y (a)	15,100,388	153,117,934
NVIT Multi-Manager International Value Fund, Class Y (a)	16,383,614	154,333,643
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	21,451,214	252,266,272
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	27,653,549	256,901,473
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	3,152,781	29,825,310
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	4,041,612	31,686,234
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	1,342,521	20,124,390
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,519,744	20,132,753

Total Equity Funds (cost $1,119,074,457)		1,020,131,589

Fixed Income Funds 50.3%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	3,082,120	31,838,304
Nationwide Bond Fund, Class R6 (a)	7,299,534	73,068,338
NVIT Core Bond Fund, Class Y (a)	25,487,127	288,259,404
NVIT Core Plus Bond Fund, Class Y (a)	29,593,443	349,794,497
NVIT Short Term Bond Fund, Class Y (a)	27,505,668	288,259,404

Total Fixed Income Funds (cost $1,010,522,503)		1,031,219,947

Total Investment Companies (cost $2,129,596,960)		2,051,351,536

Total Investments (cost $2,129,596,960) — 100.0%		2,051,351,536

Liabilities in excess of other assets — 0.0%†		(698,559)

NET ASSETS — 100.0%		$2,050,652,977

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Investment Companies 100.0%
	Shares	Value

Equity Funds 70.0%
Nationwide International Small Cap Fund, Class R6 (a)	10,162,244	$96,338,068
NVIT Emerging Markets Fund, Class Y (a)	7,853,417	95,654,614
NVIT Multi-Manager International Growth Fund, Class Y (a)	21,231,542	215,287,836
NVIT Multi-Manager International Value Fund, Class Y (a)	22,952,820	216,215,562
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	39,681,903	466,659,175
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	50,372,260	467,958,297
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	3,793,486	35,886,377
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	4,642,771	36,399,322
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	1,619,683	24,279,050
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	3,055,266	24,411,572

Total Equity Funds (cost $1,798,994,495)		1,679,089,873

Fixed Income Funds 30.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	2,363,173	24,411,573
Nationwide Bond Fund, Class R6 (a)	4,846,030	48,508,765
NVIT Core Bond Fund, Class Y (a)	21,190,343	239,662,778
NVIT Core Plus Bond Fund, Class Y (a)	24,169,628	285,685,002
NVIT Short Term Bond Fund, Class Y (a)	11,480,302	120,313,567

Total Fixed Income Funds (cost $701,999,473)		718,581,685

Total Investment Companies (cost $2,500,993,968)		2,397,671,558

Total Investments (cost $2,500,993,968) — 100.0%		2,397,671,558

Liabilities in excess of other assets — 0.0%†		(805,108)

NET ASSETS — 100.0%		$2,396,866,450

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT CardinalSM Conservative Fund

Investment Companies 100.0%
	Shares	Value

Equity Funds 19.9%
NVIT Emerging Markets Fund, Class Y (a)	535,119	$6,517,749
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,908,487	19,352,059
NVIT Multi-Manager International Value Fund, Class Y (a)	2,059,716	19,402,526
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	3,289,190	38,680,870
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	4,181,413	38,845,330
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	329,720	3,119,154
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	427,600	3,352,385

Total Equity Funds (cost $140,567,663)		129,270,073

Fixed Income Funds 80.1%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	1,567,992	16,197,358
Nationwide Bond Fund, Class R6 (a)	3,574,098	35,776,719
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	2,573,306	25,810,259
NVIT Core Bond Fund, Class Y (a)	9,768,718	110,484,204
NVIT Core Plus Bond Fund, Class Y (a)	12,090,974	142,915,309
NVIT Short Term Bond Fund, Class Y (a)	17,963,313	188,255,517

Total Fixed Income Funds (cost $512,029,389)		519,439,366

Total Investment Companies (cost $652,597,052)		648,709,439

Total Investments (cost $652,597,052) — 100.0%		648,709,439

Liabilities in excess of other assets — 0.0%†		(242,919)

NET ASSETS — 100.0%		$648,466,520

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Investment Companies 97.1%
	Shares	Value

Equity Funds 47.6%
Nationwide International Small Cap Fund, Class R6 (a)	1,425,808	$13,516,657
NVIT Emerging Markets Fund, Class Y (a)	1,057,572	12,881,230
NVIT Multi-Manager International Growth Fund, Class Y (a)	4,032,675	40,891,329
NVIT Multi-Manager International Value Fund, Class Y (a)	4,205,891	39,619,497
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,669,842	66,677,340
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	7,393,884	68,689,181
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	880,279	8,327,437
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,044,962	8,192,500
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	360,130	5,398,346
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	647,704	5,175,157

Total Equity Funds (cost $295,916,693)		269,368,674

Fixed Income Funds 49.5%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	812,137	8,389,373
Nationwide Bond Fund, Class R6 (a)	1,984,060	19,860,436
NVIT Core Bond Fund, Class Y (a)	7,011,054	79,295,023
NVIT Core Plus Bond Fund, Class Y (a)	8,151,615	96,352,086
NVIT Short Term Bond Fund, Class Y (a)	7,318,724	76,700,227

Total Fixed Income Funds (cost $273,539,687)		280,597,145

Total Investment Companies (cost $569,456,380)		549,965,819

Total Investments (cost $569,456,380) — 97.1%		549,965,819

Other assets in excess of liabilities — 2.9%		16,488,865

NET ASSETS — 100.0%		$566,454,684

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	367	12/2019	USD	34,835,640	(130,897)
Russell 2000 E-Mini Index	65	12/2019	USD	4,956,250	(122,416)
S&P 500 E-Mini Index	212	12/2019	USD	31,572,100	(213,791)
S&P Midcap 400 E-Mini Index	60	12/2019	USD	11,628,000	(84,823)

					(551,927)

At September 30, 2019, the Fund has $4,026,385 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$ (551,927)
Total		$ (551,927)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Investment Companies 96.2%
	Shares	Value

Equity Funds 60.1%
Nationwide International Small Cap Fund, Class R6 (a)	3,866,557	$36,654,961
NVIT Emerging Markets Fund, Class Y (a)	3,822,478	46,557,783
NVIT Multi-Manager International Growth Fund, Class Y (a)	10,136,733	102,786,470
NVIT Multi-Manager International Value Fund, Class Y (a)	9,684,311	91,226,210
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	17,317,519	203,654,024
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	21,402,571	198,829,888
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	2,197,237	20,785,864
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,376,367	18,630,715
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	883,659	13,246,048
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,468,833	11,735,979

Total Equity Funds (cost $826,721,279)		744,107,942

Fixed Income Funds 36.1%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	1,601,640	16,544,939
Nationwide Bond Fund, Class R6 (a)	2,806,901	28,097,077
NVIT Core Bond Fund, Class Y (a)	11,950,289	135,157,774
NVIT Core Plus Bond Fund, Class Y (a)	14,338,351	169,479,313
NVIT Short Term Bond Fund, Class Y (a)	9,245,124	96,888,904

Total Fixed Income Funds (cost $434,023,247)		446,168,007

Total Investment Companies (cost $1,260,744,526)		1,190,275,949

Total Investments (cost $1,260,744,526) — 96.2%		1,190,275,949

Other assets in excess of liabilities — 3.8%		46,946,382

NET ASSETS — 100.0%		$1,237,222,331

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts

MSCI EAFE E-Mini Index	703	12/2019	USD	66,728,760	(585,517)

Russell 2000 E-Mini Index	161	12/2019	USD	12,276,250	(435,298)

S&P 500 E-Mini Index	472	12/2019	USD	70,292,600	(737,061)

S&P Midcap 400 E-Mini Index	136	12/2019	USD	26,356,800	(340,362)

					(2,098,238)

At September 30, 2019, the Fund has $8,478,305 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial Futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019:

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(2,098,238)
Total		$(2,098,238)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT CardinalSM Moderate Fund

Investment Companies 100.0%
	Shares	Value

Equity Funds 60.0%
Nationwide International Small Cap Fund, Class R6 (a)	7,703,081	$73,025,210
NVIT Emerging Markets Fund, Class Y (a)	7,857,157	95,700,166
NVIT Multi-Manager International Growth Fund, Class Y (a)	18,937,173	192,022,933
NVIT Multi-Manager International Value Fund, Class Y (a)	20,444,714	192,589,201
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	32,513,406	382,357,653
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	41,537,043	385,879,127
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	3,788,650	35,840,629
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	4,710,036	36,926,681
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	1,616,850	24,236,589
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	3,097,620	24,749,983

Total Equity Funds (cost $1,556,934,635)		1,443,328,172

Fixed Income Funds 40.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	3,574,703	36,926,681
Nationwide Bond Fund, Class R6 (a)	6,108,391	61,144,993
NVIT Core Bond Fund, Class Y (a)	25,503,901	288,449,122
NVIT Core Plus Bond Fund, Class Y (a)	30,418,291	359,544,195
NVIT Short Term Bond Fund, Class Y (a)	20,737,410	217,328,055

Total Fixed Income Funds (cost $944,011,526)		963,393,046

Total Investment Companies (cost $2,500,946,161)		2,406,721,218

Total Investments (cost $2,500,946,161) — 100.0%		2,406,721,218

Liabilities in excess of other assets — 0.0%†		(808,272)

NET ASSETS — 100.0%		$2,405,912,946

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Investment Companies 100.0%
	Shares	Value

Equity Funds 80.1%
Nationwide International Small Cap Fund, Class R6 (a)	2,071,214	$19,635,105
NVIT Emerging Markets Fund, Class Y (a)	1,577,124	19,209,364
NVIT Multi-Manager International Growth Fund, Class Y (a)	3,944,880	40,001,082
NVIT Multi-Manager International Value Fund, Class Y (a)	4,370,956	41,174,407
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	7,014,931	82,495,587
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	9,013,615	83,736,486
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	608,620	5,757,541
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	776,679	6,089,164
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	388,309	5,820,745
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	722,497	5,772,748

Total Equity Funds (cost $339,180,639)		309,692,229

Fixed Income Funds 19.9%
Nationwide Bond Fund, Class R6 (a)	778,688	7,794,666
NVIT Core Bond Fund, Class Y (a)	2,718,512	30,746,367
NVIT Core Plus Bond Fund, Class Y (a)	3,249,858	38,413,327

Total Fixed Income Funds (cost $74,272,241)		76,954,360

Total Investment Companies (cost $413,452,880)		386,646,589

Total Investments (cost $413,452,880) — 100.0%		386,646,589

Liabilities in excess of other assets — 0.0%†		(149,362)

NET ASSETS — 100.0%		$386,497,227

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Investment Companies 100.0%
	Shares	Value

Equity Funds 39.8%
Nationwide International Small Cap Fund, Class R6 (a)	1,167,855	$11,071,268
NVIT Emerging Markets Fund, Class Y (a)	882,848	10,753,085
NVIT Multi-Manager International Growth Fund, Class Y (a)	4,313,563	43,739,530
NVIT Multi-Manager International Value Fund, Class Y (a)	4,679,951	44,085,134
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	7,064,253	83,075,621
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	9,095,052	84,493,034
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	384,900	3,641,156
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	489,329	3,836,340
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	244,158	3,659,935
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	448,859	3,586,384

Total Equity Funds (cost $320,851,046)		291,941,487

Fixed Income Funds 60.2%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	1,449,089	14,969,093
Nationwide Bond Fund, Class R6 (a)	2,969,598	29,725,673
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,491,617	14,960,917
NVIT Core Bond Fund, Class Y (a)	9,761,809	110,406,060
NVIT Core Plus Bond Fund, Class Y (a)	11,203,890	132,429,976
NVIT Short Term Bond Fund, Class Y (a)	13,336,954	139,771,281

Total Fixed Income Funds (cost $434,817,518)		442,263,000

Total Investment Companies (cost $755,668,564)		734,204,487

Total Investments (cost $755,668,564) — 100.0%		734,204,487

Liabilities in excess of other assets — 0.0%†		(270,667)

NET ASSETS — 100.0%		$733,933,820

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 19.8%
	Principal Amount	Value

Airlines 1.9%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$9,113,275	$9,234,481
American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.95%, 2/15/2025	2,754,500	2,905,848
British Airways Pass-Through Trust, Series 2013-1, Class A, 4.63%, 6/20/2024(a)	7,195,290	7,624,129
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 4/2/2021	28,556	29,327
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	7,407,986	7,527,388

		27,321,173

Automobiles 2.7%
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025(a)	2,280,906	2,281,810
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	4,461,451	4,465,513
First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	5,910,797	5,908,409
Flagship Credit Auto Trust, Series 2019-3, Class A, 2.33%, 2/15/2024(a)	8,744,969	8,760,674
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	1,280,199	1,285,381
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	1,666,667	1,715,935
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	13,000,000	13,217,651
United Auto Credit Securitization Trust, Series 2018-2, Class A, 2.89%, 3/10/2021(a)	258,121	258,150

		37,893,523

Credit Card 1.1%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/2024	11,000,000	11,270,091
Discover Card Execution Note Trust, Series 2018-A5, Class A5, 3.32%, 3/15/2024	4,000,000	4,110,547

		15,380,638

Home Equity 0.7%
RASC Trust, Series 2005-KS12, Class M2, 2.48%, 1/25/2036(b)	10,000,000	9,975,429

Other 13.4%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	9,516,917	9,980,161
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	9,042,536	9,406,379
AMMC CLO 22 Ltd.
Series 2018-22A, Class A, 3.31%, 4/25/2031(a)(b)	11,500,000	11,388,484

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
AMMC CLO 22 Ltd. (continued)
Series 2018-22A, Class B, 3.73%, 4/25/2031(a)(b)	$5,000,000	$4,871,575
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	4,292,202	4,416,559
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	5,075,751	5,217,787
CCG Receivables Trust, Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	5,960,445	6,008,789
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 3.65%, 10/17/2030(a)(b)	6,500,000	6,514,202
CVS Pass-Through Trust
6.04%, 12/10/2028	5,272,120	5,930,629
6.94%, 1/10/2030	9,337,221	11,028,432
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 4.00%, 7/18/2030(a)(b)	8,000,000	7,991,880
E3, Series 2019-1, Class A, 3.10%, 9/20/2055(a)	1,542,732	1,534,692
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/2031(a)	1,493,475	1,507,952
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	4,389,692	4,545,138
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	745,879	776,225
HERO Funding Trust
Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	4,605,804	4,803,439
Series 2014-2A, Class A, 3.99%, 9/21/2040(a)	1,440,093	1,484,884
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.02%, 7/17/2037(a)(b)	12,998,288	12,977,058
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.53%, 4/19/2030(a)(b)	6,000,000	6,001,494
Neuberger Berman Loan Advisers CLO 32 Ltd.
Series 2019-32A, Class A, 3.63%, 1/19/2032(a)(b)	1,000,000	999,638
Series 2019-32A, Class B, 4.15%, 1/19/2032(a)(b)	500,000	496,316
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T2, Class AT2, 2.52%, 8/15/2053(a)	7,320,000	7,301,846
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 2.39%, 3/25/2036(b)	12,000,000	12,004,535
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	6,605,000	6,635,339
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T3, Class AT3, 2.83%, 10/15/2051(a)	20,000,000	19,983,614
Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.00%, 6/25/2057(a)(c)	88,915	88,910
Ocwen Master Advance Receivables Trust, Series 2019-T2, Class AT2, 2.42%, 8/15/2051(a)	3,670,000	3,678,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.26%, 1/25/2036(b)	$1,764,000	$1,773,462
Renew, Series 2018-1, Class A, 3.95%, 9/20/2053(a)	6,030,636	6,302,801
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 2.86%, 8/25/2034(b)	2,573,050	2,580,810
Thacher Park CLO Ltd., Series 2014-1A, Class BR, 3.83%, 10/20/2026(a)(b)	10,000,000	10,018,540
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	847,930	847,950

		189,098,352

Total Asset-Backed Securities (cost $274,561,564)		279,669,115

Collateralized Mortgage Obligations 3.4%
	Principal Amount	Value

Chase Mortgage Finance Corp.
Series 2016-SH1, Class M2, 3.75%, 4/25/2045(a)(b)	1,752,962	1,808,889
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(a)(b)	10,341,221	10,776,415
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 6/25/2058(a)(b)	1,131,748	1,143,678
FHLMC REMICS
Series 2653, Class C, 3.88%, 6/15/2023	240,922	241,188
Series 3665, Class KA, 3.00%, 5/15/2036	325,976	326,556
FNMA REMICS
Series 2007-6, Class PA, 5.50%, 2/25/2037	154,399	166,336
Series 2010-122, Class TG, 3.00%, 4/25/2039	336,160	336,715
Series 2009-78, Class BM, 4.00%, 6/25/2039	484,790	501,573
GNMA REMICS
Series 2010-37, Class ML, 4.50%, 12/20/2038	1,283,389	1,299,843
Series 2010-112, Class QM, 2.50%, 9/20/2039	717,512	720,787
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3, 3.75%, 5/25/2054(a)(b)	1,205,993	1,226,320
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	2,095,936	2,165,677
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	2,076,187	2,156,347
Series 2019-2A, Class A1, 4.25%, 12/25/2057(a)(b)	1,509,282	1,572,923
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	6,539,079	6,860,820
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	2,597,779	2,716,290

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

New Residential Mortgage Loan Trust (continued)
Series 2019-3A, Class A1A, 3.75%, 11/25/2058(a)(b)	$2,161,120	$2,238,369
Series 2019-RPL2, Class A1, 3.25%, 2/25/2059(a)(b)	7,789,056	7,920,852
RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	2,770,349	2,753,901
Sequoia Mortgage Trust, Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	1,725,043	1,736,717

Total Collateralized Mortgage Obligations (cost $48,116,457)		48,670,196

Commercial Mortgage-Backed Securities 6.5%
	Principal Amount	Value

AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	5,000,000	5,043,768
Aventura Mall Trust, Series 2018-AVM, Class A, 4.25%, 7/5/2040(a)(b)	1,400,000	1,579,737
BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/2052	3,900,000	4,297,416
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 5/15/2052	1,800,000	1,961,337
BBCMS Mortgage Trust, Series 2018-C2, Class A5, 4.31%, 12/15/2051	1,600,000	1,830,346
BB-UBS Trust, Series 2012-SHOW, Class B, 3.88%, 11/5/2036(a)	5,000,000	5,244,987
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 7/15/2051	1,480,000	1,681,526
Series 2019-B11, Class AS, 3.78%, 5/15/2052	1,550,000	1,688,884
Series 2019-B10, Class A4, 3.72%, 3/15/2062	2,200,000	2,425,780
Series 2019-B10, Class AM, 3.98%, 3/15/2062	1,400,000	1,546,615
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/2031(a)(b)	7,388,000	7,569,753
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4, 4.05%, 3/15/2052	1,150,000	1,289,895
CSMC Trust, Series 2015-GLPA, Class A, 3.88%, 11/15/2037(a)	9,649,104	10,559,037
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/2046(a)	2,218,842	2,262,294
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 7/10/2051(b)	1,070,000	1,208,279
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class 300B, 4.00%, 8/15/2031	10,500,000	11,092,202
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM, 3.52%, 7/13/2029(a)(b)	3,500,000	3,553,635
Series 2014-CPT, Class C, 3.56%, 7/13/2029(a)(b)	11,000,000	11,138,601

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Morgan Stanley Capital I Trust (continued)
Series 2011-C1, Class A4, 5.03%, 9/15/2047(a)(b)	$2,651,641	$2,699,016
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 8/15/2038(a)	850,000	936,404
UBS Commercial Mortgage Trust
Series 2018-C9, Class A4, 4.12%, 3/15/2051(b)	1,780,000	1,997,666
Series 2018-C10, Class A4, 4.31%, 5/15/2051	1,490,000	1,698,080
Series 2019-C16, Class A4, 3.60%, 4/15/2052	3,050,000	3,326,655
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.62%, 9/15/2057	5,000,000	5,358,164

Total Commercial Mortgage-Backed Securities (cost $89,175,641)		91,990,077

Corporate Bonds 36.1%
	Principal Amount	Value

Aerospace & Defense 1.1%
Huntington Ingalls Industries, Inc.,
3.48%, 12/1/2027	3,225,000	3,349,485
Lockheed Martin Corp.,
3.55%, 1/15/2026	4,625,000	4,958,583
United Technologies Corp.,
4.13%, 11/16/2028	4,000,000	4,525,544
4.15%, 5/15/2045	2,000,000	2,293,884

		15,127,496

Banks 4.2%
Bank of America Corp.,
4.20%, 8/26/2024	5,000,000	5,362,972
Series L, 3.95%, 4/21/2025	3,500,000	3,709,060
4.25%, 10/22/2026	3,000,000	3,239,113
Series L, 4.18%, 11/25/2027	4,000,000	4,318,065
Citigroup, Inc.,
4.45%, 9/29/2027	5,000,000	5,455,376
Citizens Financial Group, Inc.,
4.35%, 8/1/2025(d)	6,200,000	6,631,814
Cooperatieve Rabobank UA,
4.63%, 12/1/2023	5,000,000	5,367,406
HSBC Holdings plc,
4.38%, 11/23/2026	3,500,000	3,744,315
ING Groep NV,
3.95%, 3/29/2027	5,000,000	5,383,645
JPMorgan Chase & Co.,
Series I, (ICE LIBOR USD 3 Month + 3.47%), 5.74%, 10/30/2019(e)(f)	716,000	719,356
3.88%, 9/10/2024	3,000,000	3,192,074
4.95%, 6/1/2045	1,500,000	1,868,404
PNC Financial Services Group, Inc. (The),
3.45%, 4/23/2029	3,000,000	3,209,629
UBS Group Funding Switzerland AG,
2.65%, 2/1/2022(a)(d)	5,000,000	5,042,388
4.13%, 4/15/2026(a)	2,000,000	2,175,412

		59,419,029

Beverages 0.9%
Anheuser-Busch Cos. LLC,
3.65%, 2/1/2026(d)	4,350,000	4,660,139
4.90%, 2/1/2046	2,000,000	2,386,454

Corporate Bonds (continued)
	Principal Amount	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/2028	$3,000,000	$3,308,649
Bacardi Ltd.,
5.30%, 5/15/2048(a)(d)	1,725,000	1,976,226

		12,331,468

Biotechnology 0.2%
Gilead Sciences, Inc.,
4.80%, 4/1/2044	2,775,000	3,318,793

Capital Markets 2.4%
Credit Suisse Group AG,
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(f)	3,000,000	3,155,512
FMR LLC,
6.50%, 12/14/2040(a)	2,000,000	2,897,791
5.15%, 2/1/2043(a)	1,000,000	1,245,487
Morgan Stanley,
5.75%, 1/25/2021	2,000,000	2,092,750
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(f)	5,000,000	5,270,873
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(f)	5,000,000	5,343,889
Nuveen Finance LLC,
4.13%, 11/1/2024(a)	10,900,000	11,783,711
S&P Global, Inc.,
4.50%, 5/15/2048	1,350,000	1,701,192

		33,491,205

Chemicals 0.6%
CF Industries, Inc.,
7.13%, 5/1/2020(d)	2,346,000	2,410,515
Cytec Industries, Inc.,
3.95%, 5/1/2025	5,750,000	5,947,129

		8,357,644

Consumer Finance 1.0%
Navient Solutions LLC,
0.00%, 10/3/2022(g)	14,956,000	14,049,189

Containers & Packaging 0.2%
Berry Global, Inc.,
4.88%, 7/15/2026(a)	2,250,000	2,325,713

Diversified Financial Services 1.1%
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/2020	10,713,000	10,687,156
HERO Funding Trust,
Series 2015-3, Class A, 4.28%, 9/20/2041	1,986,304	2,059,462
Shell International Finance BV,
4.38%, 5/11/2045	2,300,000	2,779,244

		15,525,862

Diversified Telecommunication Services 2.2%
AT&T, Inc.,
3.40%, 5/15/2025(d)	1,500,000	1,565,017
4.10%, 2/15/2028	1,000,000	1,081,038
4.30%, 2/15/2030	11,097,000	12,209,783
CCO Holdings LLC,
5.75%, 2/15/2026(a)	1,800,000	1,902,600
5.13%, 5/1/2027(a)	4,250,000	4,435,938
Verizon Communications, Inc.,
3.38%, 2/15/2025(d)	661,000	697,267

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc., (continued)
4.02%, 12/3/2029	$8,020,000	$8,912,888

		30,804,531

Electric Utilities 3.7%
Alliant Energy Finance LLC,
4.25%, 6/15/2028(a)(d)	7,525,000	8,077,690
Entergy Arkansas LLC,
3.50%, 4/1/2026	4,880,000	5,191,578
4.00%, 6/1/2028	3,750,000	4,115,113
Evergy, Inc.,
2.45%, 9/15/2024(d)	7,750,000	7,744,017
Indiana Michigan Power Co.,
3.85%, 5/15/2028(d)	8,525,000	9,365,985
ITC Holdings Corp.,
3.65%, 6/15/2024	7,000,000	7,363,418
Jersey Central Power & Light Co.,
4.30%, 1/15/2026(a)	2,000,000	2,189,389
Metropolitan Edison Co.,
4.30%, 1/15/2029(a)	6,000,000	6,768,362
Public Service Co. of Colorado,
2.90%, 5/15/2025	2,000,000	2,068,988

		52,884,540

Energy Equipment & Services 0.8%
Helmerich & Payne, Inc.,
4.65%, 3/15/2025	1,200,000	1,296,918
Rowan Cos., Inc.,
4.88%, 6/1/2022(d)	2,830,000	2,122,500
4.75%, 1/15/2024(d)	5,000,000	2,925,000
Schlumberger Holdings Corp.,
4.00%, 12/21/2025(a)	321,000	342,672
3.90%, 5/17/2028(a)(d)	4,389,000	4,645,565

		11,332,655

Entertainment 0.3%
Walt Disney Co. (The),
3.70%, 10/15/2025(a)	3,850,000	4,143,478

Equity Real Estate Investment Trusts (REITs) 2.1%
Corporate Office Properties LP,
3.70%, 6/15/2021	10,175,000	10,289,536
Liberty Property LP,
3.38%, 6/15/2023	1,000,000	1,032,650
3.75%, 4/1/2025(d)	8,250,000	8,644,807
Piedmont Operating Partnership LP,
4.45%, 3/15/2024	9,050,000	9,536,008

		29,503,001

Food Products 0.7%
Cargill, Inc.,
3.25%, 5/23/2029(a)(d)	6,050,000	6,472,920
Grupo Bimbo SAB de CV,
3.88%, 6/27/2024(a)	3,175,000	3,296,108

		9,769,028

Health Care Equipment & Supplies 0.2%
Boston Scientific Corp.,
4.70%, 3/1/2049	2,050,000	2,499,868

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Providers & Services 0.7%
CVS Health Corp.,
4.30%, 3/25/2028	$350,000	$378,467
Dignity Health,
3.13%, 11/1/2022	6,000,000	6,116,932
3.81%, 11/1/2024	4,000,000	4,230,408

		10,725,807

Household Durables 0.4%
Newell Brands, Inc.,
3.85%, 4/1/2023(d)	2,636,000	2,713,498
4.20%, 4/1/2026	3,325,000	3,478,741

		6,192,239

Independent Power and Renewable Electricity Producers 0.4%
Exelon Generation Co. LLC,
4.25%, 6/15/2022(d)	5,000,000	5,235,521

Industrial Conglomerates 0.3%
General Electric Co.,
5.30%, 2/11/2021	1,718,000	1,775,049
4.65%, 10/17/2021	1,432,000	1,489,603
5.40%, 5/15/2022	1,125,000	1,178,723

		4,443,375

Insurance 1.2%
MassMutual Global Funding II,
3.60%, 4/9/2024(a)	3,000,000	3,176,418
3.40%, 3/8/2026(a)	5,000,000	5,301,555
Metropolitan Life Global Funding I,
3.45%, 12/18/2026(a)	7,500,000	8,062,009

		16,539,982

Media 1.1%
Charter Communications Operating LLC,
4.91%, 7/23/2025	5,000,000	5,484,776
Comcast Corp.,
3.38%, 8/15/2025	4,800,000	5,075,998
4.70%, 10/15/2048	4,000,000	4,897,772

		15,458,546

Metals & Mining 0.1%
Glencore Finance Canada Ltd.,
4.95%, 11/15/2021(a)	2,000,000	2,092,000

Multi-Utilities 2.3%
Ameren Illinois Co.,
3.25%, 3/1/2025	5,500,000	5,785,171
Black Hills Corp.,
3.95%, 1/15/2026	6,890,000	7,282,466
3.15%, 1/15/2027	2,000,000	2,027,343
Dominion Energy, Inc.,
Series A, 4.60%, 3/15/2049	3,500,000	4,122,469
DTE Energy Co.,
Series B, 3.30%, 6/15/2022	4,000,000	4,099,057
Southern Co. Gas Capital Corp.,
3.88%, 11/15/2025	7,000,000	7,435,651
3.25%, 6/15/2026	1,250,000	1,288,604

		32,040,761

Oil, Gas & Consumable Fuels 3.5%
Aker BP ASA,
4.75%, 6/15/2024(a)	4,100,000	4,282,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.,
3.94%, 9/21/2028	$4,550,000	$5,042,184
Continental Resources, Inc.,
4.50%, 4/15/2023	1,396,875	1,450,176
3.80%, 6/1/2024	1,425,000	1,452,153
Enbridge Energy Partners LP,
7.38%, 10/15/2045	725,000	1,073,476
Energy Transfer Operating LP,
4.20%, 4/15/2027	575,000	605,769
5.50%, 6/1/2027	4,000,000	4,525,180
6.50%, 2/1/2042	2,000,000	2,398,963
Kinder Morgan, Inc.,
4.30%, 3/1/2028(d)	3,750,000	4,066,920
5.55%, 6/1/2045	450,000	530,421
Marathon Oil Corp.,
6.60%, 10/1/2037	1,200,000	1,520,606
MPLX LP,
4.80%, 2/15/2029	4,550,000	5,023,002
Noble Energy, Inc.,
3.85%, 1/15/2028(d)	1,725,000	1,790,149
Occidental Petroleum Corp.,
6.60%, 3/15/2046	1,000,000	1,304,427
Petroleos Mexicanos,
3.50%, 1/30/2023	5,000,000	4,995,000
6.35%, 2/12/2048	1,855,000	1,704,578
Sabine Pass Liquefaction LLC,
5.88%, 6/30/2026	2,000,000	2,291,597
4.20%, 3/15/2028	1,225,000	1,296,185
Spectra Energy Partners LP,
4.60%, 6/15/2021(d)	2,700,000	2,798,772
Williams Cos., Inc. (The),
5.75%, 6/24/2044	1,925,000	2,221,447

		50,373,455

Pharmaceuticals 1.5%
Allergan Finance LLC,
3.25%, 10/1/2022	5,650,000	5,770,741
Allergan Funding SCS,
3.85%, 6/15/2024	1,500,000	1,582,652
3.80%, 3/15/2025	1,000,000	1,047,129
Bristol-Myers Squibb Co.,
4.25%, 10/26/2049(a)	1,800,000	2,090,025
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026	5,400,000	5,571,703
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/2023(d)	4,000,000	3,230,000
3.15%, 10/1/2026	3,500,000	2,449,650

		21,741,900

Road & Rail 0.2%
Union Pacific Corp.,
4.50%, 9/10/2048	2,800,000	3,341,063

Semiconductors & Semiconductor Equipment 0.6%
QUALCOMM, Inc.,
2.60%, 1/30/2023	8,000,000	8,129,768

Software 0.8%
Microsoft Corp.,
3.30%, 2/6/2027	5,500,000	5,933,289
Oracle Corp.,
2.40%, 9/15/2023	5,000,000	5,061,759

		10,995,048

Corporate Bonds (continued)
	Principal Amount	Value

Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.,
3.00%, 2/9/2024(d)	$5,250,000	$5,470,363
2.45%, 8/4/2026	4,000,000	4,053,550

		9,523,913

Thrifts & Mortgage Finance 0.4%
BPCE SA,
4.00%, 9/12/2023(a)(d)	3,000,000	3,160,294
5.70%, 10/22/2023(a)(d)	3,000,000	3,302,016

		6,462,310

Trading Companies & Distributors 0.2%
GATX Corp.,
4.70%, 4/1/2029(d)	2,550,000	2,872,956

Total Corporate Bonds (cost $483,731,421)		511,052,144

Loan Participations 0.5%
	Principal Amount	Value

Electrical Equipment 0.1%
Sensata Technologies BV, Term Loan, (ICE LIBOR USD 6 Month + 1.75%), 3.79%, 9/20/2026 (f)	1,835,080	1,844,825

Software 0.4%
TIBCO Software, Inc., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 6.07%, 6/30/2026 (f)	4,789,469	4,791,480

Total Loan Participations (cost $6,489,382)		6,636,305

Mortgage-Backed Securities 20.5%
	Principal Amount	Value

FNMA Pool
Pool# 464279
4.30%, 7/1/2021	808,487	820,187
Pool# 464969
6.34%, 4/1/2028	2,376,159	2,941,146
Pool# 468516
5.17%, 6/1/2028	881,825	1,014,444
Pool# AM7073
6.41%, 1/1/2030	1,510,925	1,952,481
Pool# 468127
5.70%, 5/1/2041	1,171,530	1,420,017
Pool# AN0360
3.95%, 12/1/2045	10,000,000	11,651,679
UMBS Pool
Pool# AR9398
3.50%, 6/1/2043	2,025,839	2,127,144
Pool# BC0180
4.00%, 1/1/2046	7,534,910	7,946,433
Pool# AS7908
3.00%, 9/1/2046	27,942,550	28,621,276
Pool# BC9003
3.00%, 11/1/2046	40,743,257	41,733,161
Pool# AS8483
3.00%, 12/1/2046	6,843,971	7,010,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# MA2863
3.00%, 1/1/2047	$20,463,400	$20,941,449
Pool# AS8784
3.00%, 2/1/2047	6,766,629	6,929,478
Pool# BE7557
3.50%, 2/1/2047	12,106,407	12,561,661
Pool# BM2003
4.00%, 10/1/2047	18,461,043	19,348,355
Pool# BJ3716
3.50%, 12/1/2047	8,741,767	9,026,408
Pool# MA3210
3.50%, 12/1/2047	4,283,829	4,439,453
Pool# BM3355
3.50%, 2/1/2048	6,854,853	7,078,808
Pool# CA1532
3.50%, 4/1/2048	18,454,945	19,087,989
Pool# CA2208
4.50%, 8/1/2048	5,753,146	6,077,333
Pool# CA2469
4.00%, 10/1/2048	15,432,624	16,027,082
Pool# MA3745
3.50%, 8/1/2049	34,691,924	35,749,612
Pool# SD8005
3.50%, 8/1/2049	24,340,040	24,993,357

Total Mortgage-Backed Securities (cost $284,621,809)		289,499,181

Municipal Bonds 1.4%
	Principal Amount	Value

California 0.4%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	3,885,000	5,866,622

District of Columbia 1.0%
Metropolitan Washington Airports Authority, RB
Series D, 7.46%, 10/1/2046	6,000,000	10,068,900
Series D, 8.00%, 10/1/2047	2,000,000	3,283,200

		13,352,100

Total Municipal Bonds (cost $14,315,360)		19,218,722

U.S. Government Agency Securities 1.6%
	Principal Amount	Value

FHLB, 5.00%, 3/12/2021	5,000,000	5,230,214
Tennessee Valley Authority, 5.88%, 4/1/2036	11,793,000	17,105,853

Total U.S. Government Agency Securities (cost $19,285,295)		22,336,067

U.S. Treasury Obligations 7.2%
	Principal Amount	Value

U.S. Treasury Bonds, 7.13%, 2/15/2023	$1,000,000	$1,181,406
U.S. Treasury Inflation Linked Notes, 0.63%, 1/15/2026 (h)	75,000,000	82,955,842
U.S. Treasury Notes
1.63%, 6/30/2020 (i)	4,000,000	3,992,969
2.38%, 3/15/2021	5,000,000	5,044,531
2.63%, 5/15/2021	4,000,000	4,057,656
2.63%, 2/28/2023	5,000,000	5,172,851

Total U.S. Treasury Obligations (cost $97,780,372)		102,405,255

Repurchase Agreements 1.1%
	Principal Amount	Value

Bank of America NA 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $4,000,256, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $4,080,000. (j)	4,000,000	4,000,000
BofA Securities, Inc. 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $2,533,667, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $2,584,175. (j)	2,533,505	2,533,505
Deutsche Bank Securities, Inc. 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $1,521,272, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $1,530,000. (j)(k)	1,500,000	1,500,000
Pershing LLC 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $8,000,545, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $8,160,000. (j)	8,000,000	8,000,000

Total Repurchase Agreements (cost $16,033,505)		16,033,505

Total Investments (cost $1,334,110,806) — 98.1%		1,387,510,567

Other assets in excess of liabilities — 1.9%		26,580,636

NET ASSETS — 100.0%		$1,414,091,203

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $410,540,776 which represents 29.03% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2019.
(d)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $27,464,449, which was collateralized by cash used to purchase repurchase agreements with a total value of $16,033,505 and by $12,540,636, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/8/2019 – 5/15/2047, a total value of $28,574,141.

(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date reflects the next call date.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.
(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(h)	Principal amounts are not adjusted for inflation.
(i)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(j)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $16,033,505.
(k)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

CLO	Collateralized Loan Obligations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,164	12/2019	USD	466,342,000	(1,438,052)
U.S. Treasury 10 Year Note	424	12/2019	USD	55,252,500	(466,642)
U.S. Treasury Long Bond	1,146	12/2019	USD	186,010,125	(2,164,563)

					(4,069,257)

Short Contracts
U.S. Treasury 5 Year Note	(3,395)	12/2019	USD	(404,508,945)	2,582,713

					2,582,713

					(1,486,544)

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$–	$279,669,115	$–	$279,669,115
Collateralized Mortgage Obligations	–	48,670,196	–	48,670,196
Commercial Mortgage-Backed Securities	–	91,990,077	–	91,990,077
Corporate Bonds	–	511,052,144	–	511,052,144
Futures Contracts	2,582,713	–	–	2,582,713
Loan Participations	–	6,636,306	–	6,636,306
Mortgage-Backed Securities	–	289,499,181	–	289,499,181
Municipal Bonds	–	19,218,722	–	19,218,722
Repurchase Agreements	–	16,033,505	–	16,033,505
U.S. Government Agency Securities	–	22,336,067	–	22,336,067
U.S. Treasury Obligations	–	102,405,255	–	102,405,255
Total Assets	$2,582,713	$1,387,510,568	$–	$1,390,093,281
Liabilities:
Futures Contracts	$(4,069,257)	$–	$–	$(4,069,257)
Total Liabilities	$(4,069,257)	$–	$–	$(4,069,257)
Total	$(1,486,544)	$1,387,510,568	$–	$1,386,024,024

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$ 2,582,713
Total		$ 2,582,713

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$ (4,069,257)
Total		$ (4,069,257)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 5.8%
	Principal Amount	Value

Automobiles 1.0%
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A, 2.91%, 4/20/2021	$8,592,312	$8,621,218
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2, 2.92%, 7/15/2021(a)	8,113,013	8,156,288

		16,777,506

Credit Card 0.6%
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/2023	9,290,000	9,358,345

Home Equity 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.22%, 1/25/2036(b)	485,266	483,812
RASC Trust, Series 2005-KS9, Class M5, 2.65%, 10/25/2035(b)	1,680,000	1,676,582
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 2.17%, 5/25/2036(b)	297,716	297,320
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1, 2.32%, 4/25/2034(b)	435,412	426,607

		2,884,321

Other 3.9%
AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/2023(a)	5,010,000	5,258,239
CIFC Funding 2019-V Ltd., Series 2019-5A, Class A1, 3.50%, 10/15/2032(a)(b)	7,300,000	7,300,000
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M1, 2.30%, 11/25/2036(b)	4,968,000	4,949,225
Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/2052(a)	2,410,289	2,480,202
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1, 2.12%, 3/25/2047(b)	814,723	578,731
Kayne CLO 5 Ltd., Series 2019-5A, Class A, 3.53%, 7/24/2032(a)(b)	7,300,000	7,308,067
Octagon Investment Partners 44 Ltd., Series 2019-1A, Class A, 3.58%, 7/20/2032(a)(b)	10,100,000	10,111,918
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.28%, 4/25/2035(b)	1,178,118	1,176,594
Southwick Park CLO LLC, Series 2019-4A, Class A1, 3.47%, 7/20/2032(a)(b)	10,600,000	10,612,137
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-AM1, Class A4, 2.18%, 4/25/2036(b)	86,198	86,112
Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, 5/20/2021(a)	1,207,797	1,207,123
Voya CLO Ltd., Series 2019-2A, Class A, 3.52%, 7/20/2032(a)(b)	14,600,000	14,615,870

		65,684,218

Student Loan 0.1%
Navient Student Loan Trust
Series 2017-3A, Class A1, 2.32%, 7/26/2066(a)(b)	641,379	641,502

Asset-Backed Securities (continued)
	Principal Amount	Value

Student Loan (continued)
Navient Student Loan Trust (continued)
Series 2017-4A, Class A1, 2.26%, 9/27/2066(a)(b)	$1,071,879	$1,071,552

		1,713,054

Total Asset-Backed Securities (cost $95,129,863)		96,417,444

Collateralized Mortgage Obligations 8.7%
	Principal Amount	Value

FHLMC REMICS
Series 4610, Class IB, IO, 3.00%, 6/15/2041	22,796,080	1,123,496
Series 4073, Class SB, IO, 3.97%, 7/15/2042(b)	8,689,966	1,430,882
Series 4122, Class , IO, 4.00%, 10/15/2042	9,410,162	1,466,320
Series 4120, Class SV, IO, 4.12%, 10/15/2042(b)	9,450,234	1,817,931
Series 4159, Class KS, IO, 4.12%, 1/15/2043(b)	4,353,820	910,666
Series 4459, Class IB, IO, 4.00%, 8/15/2043	8,215,220	1,072,087
Series 4583, Class ST, IO, 3.97%, 5/15/2046(b)	9,867,187	1,737,515
Series 4623, Class MS, IO, 3.97%, 10/15/2046(b)	7,180,419	1,629,137
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 5.47%, 10/25/2029(b)	10,600,000	11,182,659
Series 2017-HQA2, Class M2, 4.67%, 12/25/2029(b)	3,100,000	3,179,224
Series 2017-DNA3, Class M2, 4.52%, 3/25/2030(b)	7,210,000	7,363,946
Series 2017-HQA3, Class M2, 4.37%, 4/25/2030(b)	15,424,000	15,603,324
Series 2018-DNA1, Class M2, 3.82%, 7/25/2030(b)	6,030,000	6,029,992
Series 2018-HQA1, Class M2, 4.32%, 9/25/2030(b)	9,910,000	10,006,204
FNMA
Series 2016-C07, Class 2M2, 6.37%, 5/25/2029(b)	8,388,021	8,841,303
Series 2017-C03, Class 1M2, 5.02%, 10/25/2029(b)	5,570,000	5,789,894
Series 2017-C04, Class 2M2, 4.87%, 11/25/2029(b)	4,525,000	4,662,574
Series 2017-C05, Class 1M2, 4.22%, 1/25/2030(b)	6,525,000	6,609,845
Series 2017-C06, Class 2M2, 4.82%, 2/25/2030(b)	3,720,000	3,792,684
Series 2017-C07, Class 2M2, 4.52%, 5/25/2030(b)	7,160,000	7,270,515
Series 2018-C01, Class 1M2, 4.27%, 7/25/2030(b)	11,740,000	11,848,475
Series 2018-C02, Class 2M2, 4.22%, 8/25/2030(b)	6,670,000	6,717,786
FNMA REMICS
Series 2012-114, Class HS, IO, 4.13%, 3/25/2040(b)	9,359,362	636,911
Series 2012-70, Class HS, IO, 3.98%, 7/25/2042(b)	9,911,167	1,937,896
Series 2012-149, Class LI, IO, 4.00%, 1/25/2043	8,004,764	1,315,270
Series 2013-6, Class SB, IO, 4.08%, 2/25/2043(b)	6,947,588	1,337,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

FNMA REMICS (continued)
Series 2014-90, Class SA, IO, 4.13%, 1/25/2045(b)	$8,566,738	$1,660,543
Series 2016-3, Class IP, IO, 4.00%, 2/25/2046	10,119,420	1,695,751
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 9/25/2059(a)(c)	7,755,000	7,754,287
GNMA REMICS
Series 2019-22, Class SA, IO, 3.56%, 2/20/2045(b)	9,556,205	1,695,466
Series 2016-91, Class NS, IO, 4.04%, 7/20/2046(b)	7,404,020	1,638,521
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 2.68%, 7/15/2058(a)(b)	1,500,000	1,500,435
Verus Securitization Trust, Series 2019-INV1, Class A1, 3.40%, 12/25/2059(a)(b)	3,856,105	3,888,051

Total Collateralized Mortgage Obligations (cost $145,810,212)		145,146,817

Commercial Mortgage-Backed Securities 9.6%
	Principal Amount	Value

Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B, 3.73%, 4/10/2046(b)	4,100,000	4,230,393
Series 2013-GC17, Class B, 5.10%, 11/10/2046(b)	1,465,000	1,605,423
Series 2014-GC23, Class AAB, 3.34%, 7/10/2047	7,273,961	7,481,478
Series 2014-GC23, Class B, 4.17%, 7/10/2047(b)	2,915,000	3,101,362
Series 2016-GC36, Class A5, 3.62%, 2/10/2049	2,340,000	2,517,056
Series 2017-C4, Class A1, 2.12%, 10/12/2050	3,001,107	2,997,626
Series 2018-C6, Class A1, 3.30%, 11/10/2051	4,547,929	4,653,319
COMM Mortgage Trust
Series 2014-UBS2, Class ASB, 3.47%, 3/10/2047	5,065,573	5,204,749
Series 2014-CR16, Class XA, IO, 1.15%, 4/10/2047(b)	35,276,260	1,331,495
Series 2014-CR17, Class XA, IO, 1.15%, 5/10/2047(b)	26,902,953	1,032,761
Series 2014-UBS3, Class XA, IO, 1.25%, 6/10/2047(b)	21,513,260	934,386
Series 2014-UBS6, Class XA, IO, 1.07%, 12/10/2047(b)	18,742,575	672,053
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	2,025,000	2,175,787
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	2,160,000	2,317,328
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	3,075,000	3,310,885
Series 2017-COR2, Class A1, 2.11%, 9/10/2050	2,086,640	2,083,932
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class B, 4.25%, 8/15/2048(b)	3,551,688	3,742,681
Series 2016-C7, Class A5, 3.50%, 11/15/2049	1,800,000	1,920,812
Series 2019-C15, Class A4, 4.05%, 3/15/2052	1,921,000	2,154,686
Series 2015-C2, Class XA, IO, 0.92%, 6/15/2057(b)	36,524,354	1,274,686

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

GS Mortgage Securities Trust
Series 2012-GCJ7, Class B, 4.74%, 5/10/2045	$4,325,000	$4,523,468
Series 2012-GCJ9, Class B, 3.75%, 11/10/2045(a)	3,330,000	3,432,580
Series 2014-GC18, Class XA, IO, 1.19%, 1/10/2047(b)	54,233,416	1,994,461
Series 2014-GC26, Class XA, IO, 1.14%, 11/10/2047(b)	31,950,805	1,302,321
Series 2015-GC32, Class A4, 3.76%, 7/10/2048	2,250,000	2,430,542
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	3,355,000	3,581,371
Series 2015-GS1, Class C, 4.57%, 11/10/2048(b)	1,840,000	1,911,637
Series 2015-GC30, Class XA, IO, 0.96%, 5/10/2050(b)	46,334,170	1,459,225
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class B, 3.50%, 4/15/2046	3,375,000	3,459,372
Series 2011-C5, Class B, 5.55%, 8/15/2046(a)(b)	2,790,000	2,926,972
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/2048	2,950,000	3,194,209
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1, 2.08%, 10/15/2050	3,009,452	3,004,489
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class AAB, 2.66%, 5/15/2046	4,399,757	4,435,499
Series 2014-C16, Class XA, IO, 1.16%, 6/15/2047(b)	27,508,972	992,813
Series 2015-C24, Class A4, 3.73%, 5/15/2048	4,795,000	5,155,795
Series 2017-C34, Class A1, 2.11%, 11/15/2052	4,196,378	4,188,103
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.78%, 5/15/2048(b)	4,550,000	4,894,331
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	2,700,000	2,892,879
Series 2017-C4, Class A1, 2.13%, 10/15/2050	2,771,372	2,767,286
Series 2017-C4, Class A4, 3.56%, 10/15/2050	3,500,000	3,773,463
Series 2018-C15, Class A1, 3.32%, 12/15/2051	5,762,804	5,900,366
Series 2018-C14, Class A1, 3.38%, 12/15/2051	6,311,512	6,472,074
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB, 2.79%, 4/10/2046	3,256,027	3,282,781
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class B, 4.14%, 10/15/2045	3,110,000	3,254,815
Series 2015-C28, Class A4, 3.54%, 5/15/2048	3,795,000	4,039,391
Series 2015-C29, Class A4, 3.64%, 6/15/2048	2,890,000	3,094,096
Series 2016-LC24, Class A4, 2.94%, 10/15/2049	1,500,000	1,553,265
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049	4,700,000	4,861,266
Series 2017-C39, Class A5, 3.42%, 9/15/2050	2,713,000	2,901,430
Series 2017-C40, Class A1, 2.11%, 10/15/2050	1,920,907	1,921,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust (continued)
Series 2016-LC25, Class A4, 3.64%, 12/15/2059	$2,225,000	$2,406,894
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class XA, IO, 1.40%, 3/15/2047(b)	21,253,115	877,841
Series 2014-C22, Class AS, 4.07%, 9/15/2057(b)	2,620,000	2,800,639

Total Commercial Mortgage-Backed Securities (cost $155,977,622)		160,429,842

Corporate Bonds 34.6%
	Principal Amount	Value

Aerospace & Defense 0.1%
Boeing Co. (The),
3.25%, 2/1/2035	485,000	502,565
TransDigm, Inc.,
6.25%, 3/15/2026(a)	605,000	649,619
6.38%, 6/15/2026(d)	440,000	463,100
7.50%, 3/15/2027(d)	165,000	179,437

		1,794,721

Banks 5.8%
Banco de Credito e Inversiones SA,
3.50%, 10/12/2027(a)	200,000	209,300
Banco Santander SA,
3.85%, 4/12/2023(d)	5,000,000	5,210,458
Reg. S, (USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/08/2024(e)(f)	1,000,000	1,077,560
Bank of America Corp.,
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(e)(f)	2,310,000	2,387,962
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/05/2024(e)(f)	985,000	1,071,187
4.45%, 3/3/2026	3,515,000	3,830,612
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(f)	3,205,000	3,408,772
Banque Centrale de Tunisie International Bond,
Reg. S, 5.75%, 1/30/2025	600,000	536,298
BB&T Corp.,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/01/2024(e)(f)	2,500,000	2,499,975
BNP Paribas SA,
(USD Swap Semi 5 Year + 4.92%), 6.75%, 3/14/2022(a)(d)(e)(f)	2,045,000	2,162,710
3.50%, 3/1/2023(a)	7,225,000	7,457,229
Citigroup, Inc.,
2.70%, 3/30/2021	5,495,000	5,546,552
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(d)(e)(f)	980,000	1,019,200
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024(e)(f)	1,000,000	1,012,200
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025(f)	5,610,000	5,812,577
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(f)	2,130,000	2,281,565
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(f)	1,800,000	1,882,423
Citizens Financial Group, Inc.,
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/06/2023(e)(f)	2,100,000	2,152,500
Fifth Third Bancorp,
(ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023(e)(f)	1,000,000	1,010,980

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Huntington Bancshares, Inc.,
Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(d)(e)(f)	$2,000,000	$2,037,140
ING Groep NV,
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025(e)(f)	1,000,000	1,053,050
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 1.00%, 11/16/2026(d)(e)(f)	1,100,000	1,107,975
JPMorgan Chase & Co.,
Series CC, (ICE LIBOR USD 3 Month + 2.58%), 4.62%, 11/01/2022(d)(e)(f)	1,135,000	1,109,122
Series FF, (SOFR + 3.38%), 5.00%, 8/01/2024(e)(f)	1,100,000	1,124,607
(ICE LIBOR USD 3 Month + 1.16%), 3.22%, 3/1/2025(f)	7,395,000	7,656,285
(SOFR + 1.51%), 2.74%, 10/15/2030(f)	4,665,000	4,632,233
KeyCorp,
Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026(d)(e)(f)	1,785,000	1,845,244
M&T Bank Corp.,
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 5.00%, 8/01/2024(e)(f)	2,500,000	2,587,500
Santander UK plc,
2.13%, 11/3/2020	8,210,000	8,201,998
SunTrust Banks, Inc.,
Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 6/15/2022(d)(e)(f)	1,100,000	1,113,156
TC Ziraat Bankasi A/S,
5.13%, 5/3/2022(a)	200,000	194,000
UBS Group Funding Switzerland AG,
Reg. S, (USD Swap Semi 5 Year + 4.59%), 6.87%, 8/07/2025(e)(f)	1,750,000	1,873,137
US Bancorp,
3.00%, 7/30/2029	9,125,000	9,403,555
Vnesheconombank Via VEB Finance plc,
Reg. S, 6.90%, 7/9/2020	200,000	205,909
Wells Fargo & Co.,
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(d)(e)(f)	1,025,000	1,089,995
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(e)(f)	990,000	1,091,178

		96,896,144

Beverages 0.6%
Anheuser-Busch Cos. LLC,
4.90%, 2/1/2046	8,255,000	9,850,089

Biotechnology 1.1%
AbbVie, Inc.,
2.50%, 5/14/2020	5,910,000	5,923,428
4.88%, 11/14/2048	5,140,000	5,670,635
Celgene Corp.,
3.90%, 2/20/2028	6,010,000	6,583,132

		18,177,195

Building Products 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/2027(a)	80,000	81,099
JELD-WEN, Inc.,
4.63%, 12/15/2025(a)	100,000	100,378
4.88%, 12/15/2027(a)	255,000	252,450
Masonite International Corp.,
5.75%, 9/15/2026(a)	320,000	337,600
5.38%, 2/1/2028(a)	100,000	104,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Building Products (continued)
Votorantim Cimentos International SA,
Reg. S, 7.25%, 4/5/2041(d)	$200,000	$251,400

		1,127,177

Capital Markets 1.6%
Bank of New York Mellon Corp. (The),
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(d)(e)(f)	1,110,000	1,134,376
Credit Suisse Group AG,
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(e)(f)	1,180,000	1,261,125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(a)(e)(f)	1,270,000	1,314,450
Goldman Sachs Group, Inc. (The),
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.62%), 5.50%, 8/10/2024(e)(f)	2,800,000	2,940,000
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026(d)(e)(f)	1,050,000	1,102,500
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(f)	2,355,000	2,570,694
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(f)	4,350,000	4,683,947
Huarong Finance 2017 Co. Ltd.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 1/24/2022(e)(f)	400,000	404,160
LPL Holdings, Inc.,
5.75%, 9/15/2025(a)	515,000	535,600
Morgan Stanley,
2.50%, 4/21/2021	4,000,000	4,026,819
3.63%, 1/20/2027	4,100,000	4,341,259
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(f)	2,415,000	2,712,437

		27,027,367

Chemicals 0.2%
CNAC HK Finbridge Co. Ltd.,
Reg. S, 3.38%, 6/19/2024	400,000	403,260
Reg. S, 5.13%, 3/14/2028	200,000	224,271
Element Solutions, Inc.,
5.88%, 12/1/2025(a)(d)	210,000	219,428
HB Fuller Co.,
4.00%, 2/15/2027	55,000	53,075
INEOS Group Holdings SA,
5.63%, 8/1/2024(a)(d)	350,000	359,275
NOVA Chemicals Corp.,
5.25%, 8/1/2023(a)(d)	70,000	70,788
4.88%, 6/1/2024(a)	235,000	241,662
SASOL Financing USA LLC,
5.88%, 3/27/2024	400,000	432,121
6.50%, 9/27/2028	200,000	221,056
Starfruit Finco BV,
8.00%, 10/1/2026(a)(d)	150,000	150,188
Tronox Finance plc,
5.75%, 10/1/2025(a)	70,000	66,203
Tronox, Inc.,
6.50%, 4/15/2026(a)	225,000	214,312

		2,655,639

Commercial Services & Supplies 0.2%
ADT Security Corp. (The),
4.88%, 7/15/2032(a)	100,000	87,500
Garda World Security Corp.,
8.75%, 5/15/2025(a)	225,000	231,098
IAA, Inc.,
5.50%, 6/15/2027(a)	350,000	369,250

Corporate Bonds (continued)
	Principal Amount	Value

Commercial Services & Supplies (continued)
KAR Auction Services, Inc.,
5.13%, 6/1/2025(a)	$515,000	$533,025
Nielsen Co. Luxembourg SARL (The),
5.00%, 2/1/2025(a)(d)	110,000	108,625
Nielsen Finance LLC,
4.50%, 10/1/2020	285,000	285,738
5.00%, 4/15/2022(a)	390,000	391,092
Prime Security Services Borrower LLC,
9.25%, 5/15/2023(a)	112,000	117,746
5.75%, 4/15/2026(a)	800,000	833,040
Ritchie Bros Auctioneers, Inc.,
5.38%, 1/15/2025(a)	170,000	177,437

		3,134,551

Communications Equipment 0.1%
CommScope Technologies LLC,
6.00%, 6/15/2025(a)	305,000	276,025
5.00%, 3/15/2027(a)	575,000	474,375
CommScope, Inc.,
6.00%, 3/1/2026(a)	80,000	82,784
8.25%, 3/1/2027(a)(d)	280,000	272,563

		1,105,747

Construction & Engineering 0.1%
China Minmetals Corp.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(e)(f)	400,000	399,922
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(e)(f)	244,000	243,953
Dianjian Haiyu Ltd.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 4.30%, 6/20/2024(e)(f)	250,000	254,720
IHS Netherlands Holdco BV,
8.00%, 9/18/2027(a)	200,000	204,290
Mexico City Airport Trust,
5.50%, 7/31/2047(a)	200,000	198,380

		1,301,265

Consumer Finance 0.6%
American Express Co.,
3.70%, 11/5/2021	4,125,000	4,258,945
Capital One Financial Corp.,
3.20%, 1/30/2023	2,295,000	2,355,279
Discover Financial Services,
Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027(d)(e)(f)	2,100,000	2,129,967
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/2024(a)(g)	175,000	177,188
Navient Corp.,
8.00%, 3/25/2020	235,000	239,406
5.88%, 3/25/2021	130,000	134,631
6.63%, 7/26/2021	65,000	68,250
Springleaf Finance Corp.,
6.13%, 5/15/2022	165,000	176,138
6.13%, 3/15/2024	45,000	48,431
6.88%, 3/15/2025	150,000	165,281

		9,753,516

Containers & Packaging 0.1%
Ardagh Packaging Finance plc,
6.00%, 2/15/2025(a)	365,000	381,644
Berry Global, Inc.,
5.13%, 7/15/2023(d)	125,000	128,281
5.63%, 7/15/2027(a)	230,000	238,050
Mauser Packaging Solutions Holding Co.,
5.50%, 4/15/2024(a)	245,000	251,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co., (continued)
7.25%, 4/15/2025(a)(d)	$380,000	$359,214
Reynolds Group Issuer, Inc.,
5.75%, 10/15/2020(d)	339,188	339,900
6.88%, 2/15/2021(c)	55,446	55,585
5.13%, 7/15/2023(a)	325,000	332,719
Trident TPI Holdings, Inc.,
9.25%, 8/1/2024(a)	235,000	230,300

		2,317,418

Distributors 0.0%†
Core & Main LP,
6.13%, 8/15/2025(a)(d)	175,000	174,563
Performance Food Group, Inc.,
5.50%, 10/15/2027(a)	120,000	126,300
Resideo Funding, Inc.,
6.13%, 11/1/2026(a)	180,000	189,900

		490,763

Diversified Consumer Services 0.0%†
frontdoor, Inc.,
6.75%, 8/15/2026(a)(d)	260,000	284,705
ServiceMaster Co. LLC (The),
5.13%, 11/15/2024(a)	205,000	212,688

		497,393

Diversified Financial Services 0.1%
Charming Light Investments Ltd.,
Reg. S, 4.38%, 12/21/2027	400,000	428,369
Gazprom OAO,
5.15%, 2/11/2026(a)	391,000	425,490
Gtlk Europe Capital DAC,
Reg. S, 4.95%, 2/18/2026	273,000	274,376

		1,128,235

Diversified Telecommunication Services 1.5%
Altice France SA,
7.38%, 5/1/2026(a)	405,000	434,245
8.13%, 2/1/2027(a)	385,000	424,944
5.50%, 1/15/2028(a)(d)	200,000	202,520
AT&T, Inc.,
4.35%, 3/1/2029	3,030,000	3,346,600
5.25%, 3/1/2037	3,085,000	3,630,781
5.35%, 9/1/2040	2,434,000	2,851,888
5.55%, 8/15/2041	3,805,000	4,548,401
4.35%, 6/15/2045	2,450,000	2,574,597
4.50%, 3/9/2048	2,930,000	3,151,599
CCO Holdings LLC,
5.25%, 9/30/2022	210,000	212,410
5.13%, 5/1/2023(a)	215,000	220,319
5.88%, 4/1/2024(a)	100,000	104,346
5.75%, 2/15/2026(a)	400,000	422,800
5.00%, 2/1/2028(a)	320,000	330,800
Frontier Communications Corp.,
8.00%, 4/1/2027(a)(d)	760,000	802,560
Intelsat Jackson Holdings SA,
5.50%, 8/1/2023(d)	620,000	578,398
Intelsat Luxembourg SA,
8.13%, 6/1/2023(d)	146,000	121,500
Level 3 Financing, Inc.,
5.38%, 8/15/2022	55,000	55,309
5.13%, 5/1/2023	190,000	191,966
5.38%, 1/15/2024(d)	230,000	234,566
4.63%, 9/15/2027(a)	235,000	237,127
Qwest Corp.,
6.75%, 12/1/2021(d)	45,000	48,634
Sprint Capital Corp.,
8.75%, 3/15/2032(d)	55,000	67,840

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Telecommunication Services (continued)
Virgin Media Finance plc,
6.00%, 10/15/2024(a)	$200,000	$206,000
Virgin Media Secured Finance plc,
5.50%, 8/15/2026(a)	200,000	209,810

		25,209,960

Electric Utilities 1.5%
ABY Transmision Sur SA,
6.88%, 4/30/2043(a)	196,800	243,788
Comision Federal de Electricidad,
Reg. S, 4.75%, 2/23/2027	200,000	210,002
Commonwealth Edison Co.,
4.00%, 3/1/2049	5,440,000	6,274,503
Duke Energy Corp.,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024(d)(e)(f)	1,310,000	1,342,750
Duke Energy Indiana LLC,
Series YYY, 3.25%, 10/1/2049(d)	3,750,000	3,739,584
Empresa de Transmision Electrica SA,
5.13%, 5/2/2049(a)	400,000	459,750
Entergy Arkansas LLC,
4.20%, 4/1/2049	5,300,000	6,134,953
Eskom Holdings SOC Ltd.,
Reg. S, 6.75%, 8/6/2023	200,000	205,359
7.13%, 2/11/2025(a)	200,000	205,811
Evergy, Inc.,
2.45%, 9/15/2024	4,555,000	4,551,483
NextEra Energy Operating Partners LP,
4.25%, 7/15/2024(a)	100,000	103,000
Perusahaan Listrik Negara PT,
Reg. S, 5.25%, 10/24/2042	200,000	225,750
Vistra Operations Co. LLC,
5.50%, 9/1/2026(a)	135,000	141,237
5.63%, 2/15/2027(a)	220,000	231,671
5.00%, 7/31/2027(a)	335,000	344,943

		24,414,584

Electronic Equipment, Instruments & Components 0.0%†
Sensata Technologies, Inc.,
4.38%, 2/15/2030(a)	55,000	54,931

Energy Equipment & Services 0.1%
Precision Drilling Corp.,
7.75%, 12/15/2023(d)	95,000	92,288
5.25%, 11/15/2024	295,000	258,862
7.13%, 1/15/2026(a)(d)	75,000	69,188
USA Compression Partners LP,
6.88%, 9/1/2027(a)	335,000	345,887

		766,225

Entertainment 0.1%
AMC Entertainment Holdings, Inc.,
5.75%, 6/15/2025(d)	390,000	371,728
5.88%, 11/15/2026(d)	205,000	186,038
6.13%, 5/15/2027(d)	185,000	167,425
Lions Gate Capital Holdings LLC,
5.88%, 11/1/2024(a)	340,000	349,350
Netflix, Inc.,
5.38%, 2/1/2021	65,000	66,950
4.88%, 4/15/2028	135,000	137,356
5.88%, 11/15/2028(d)	190,000	206,397
6.38%, 5/15/2029(a)	80,000	88,600
5.38%, 11/15/2029(a)	90,000	93,825

		1,667,669

Equity Real Estate Investment Trusts (REITs) 1.0%
ESH Hospitality, Inc.,
5.25%, 5/1/2025(a)(d)	275,000	284,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain US Holdings, Inc.,
5.38%, 6/1/2026(a)(d)	$105,000	$108,675
Iron Mountain, Inc.,
4.88%, 9/15/2027(a)	170,000	173,856
5.25%, 3/15/2028(a)	475,000	491,017
4.88%, 9/15/2029(a)	245,000	248,748
MPT Operating Partnership LP,
6.38%, 3/1/2024	235,000	246,348
5.50%, 5/1/2024	170,000	174,463
5.25%, 8/1/2026	100,000	104,775
Simon Property Group LP,
3.25%, 9/13/2049	4,680,000	4,572,297
Ventas Realty LP,
3.50%, 4/15/2024	9,480,000	9,929,331

		16,333,860

Food & Staples Retailing 1.8%
Cencosud SA,
4.38%, 7/17/2027(a)	260,000	259,028
Reg. S, 4.38%, 7/17/2027	200,000	199,252
Walmart, Inc.,
3.40%, 6/26/2023(d)	9,695,000	10,205,405
2.85%, 7/8/2024	10,930,000	11,358,369
3.70%, 6/26/2028	3,310,000	3,668,468
4.05%, 6/29/2048	4,085,000	4,914,474

		30,604,996

Food Products 0.0%†
Post Holdings, Inc.,
5.50%, 3/1/2025(a)(d)	250,000	261,875
5.75%, 3/1/2027(a)	80,000	84,816
5.63%, 1/15/2028(a)(d)	150,000	159,000

		505,691

Health Care Equipment & Supplies 0.0%†
Ortho-Clinical Diagnostics, Inc.,
6.63%, 5/15/2022(a)	400,000	390,680

Health Care Providers & Services 2.6%
Cigna Corp.,
3.75%, 7/15/2023	14,835,000	15,534,861
CVS Health Corp.,
2.63%, 8/15/2024	1,665,000	1,672,403
3.00%, 8/15/2026	3,120,000	3,135,464
5.05%, 3/25/2048	5,620,000	6,378,299
Eagle Holding Co. II LLC,
7.75%, 5/15/2022(a)(g)	175,000	176,531
HCA, Inc.,
7.69%, 6/15/2025(d)	155,000	186,387
5.38%, 9/1/2026(d)	290,000	318,623
5.63%, 9/1/2028	175,000	195,003
5.88%, 2/1/2029	250,000	280,807
4.13%, 6/15/2029(d)	6,085,000	6,381,251
5.25%, 6/15/2049	1,495,000	1,630,811
MEDNAX, Inc.,
6.25%, 1/15/2027(a)(d)	295,000	292,767
MPH Acquisition Holdings LLC,
7.13%, 6/1/2024(a)	700,000	644,875
Select Medical Corp.,
6.25%, 8/15/2026(a)	180,000	188,100
Team Health Holdings, Inc.,
6.38%, 2/1/2025(a)(d)	80,000	55,280
Tenet Healthcare Corp.,
8.13%, 4/1/2022(d)	300,000	324,465
6.75%, 6/15/2023	220,000	231,040
7.00%, 8/1/2025	135,000	136,687
6.25%, 2/1/2027(a)(d)	295,000	307,257
6.88%, 11/15/2031	85,000	77,350

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.,
3.88%, 8/15/2059	$4,480,000	$4,750,399
Vizient, Inc.,
6.25%, 5/15/2027(a)	135,000	144,788
WellCare Health Plans, Inc.,
5.25%, 4/1/2025(d)	180,000	187,425
5.38%, 8/15/2026(a)	250,000	266,825
West Street Merger Sub, Inc.,
6.38%, 9/1/2025(a)	230,000	211,600

		43,709,298

Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC,
4.25%, 5/15/2024(a)(d)	340,000	349,894
5.00%, 10/15/2025(a)(d)	265,000	274,023
Boyd Gaming Corp.,
6.88%, 5/15/2023	270,000	280,125
6.38%, 4/1/2026	320,000	339,200
Caesars Resort Collection LLC,
5.25%, 10/15/2025(a)(d)	450,000	460,080
Cedar Fair LP,
5.38%, 4/15/2027(d)	175,000	187,302
5.25%, 7/15/2029(a)	135,000	144,450
Churchill Downs, Inc.,
5.50%, 4/1/2027(a)	320,000	339,552
Eldorado Resorts, Inc.,
6.00%, 9/15/2026	160,000	175,200
MGM Resorts International,
5.25%, 3/31/2020	110,000	111,237
6.63%, 12/15/2021	120,000	130,002
6.00%, 3/15/2023	35,000	38,560
Scientific Games International, Inc.,
10.00%, 12/1/2022(d)	122,000	126,880
8.25%, 3/15/2026(a)	360,000	381,906
Six Flags Entertainment Corp.,
4.88%, 7/31/2024(a)(d)	115,000	119,025
5.50%, 4/15/2027(a)(d)	295,000	314,538
Station Casinos LLC,
5.00%, 10/1/2025(a)	365,000	370,402
Twin River Worldwide Holdings, Inc.,
6.75%, 6/1/2027(a)(d)	50,000	52,500
Wynn Las Vegas LLC,
5.50%, 3/1/2025(a)	440,000	463,232
Yum! Brands, Inc.,
4.75%, 1/15/2030(a)(d)	110,000	113,593

		4,771,701

Household Durables 0.1%
Lennar Corp.,
4.88%, 12/15/2023	45,000	47,812
Meritage Homes Corp.,
5.13%, 6/6/2027	145,000	152,975
Shea Homes LP,
6.13%, 4/1/2025(a)(d)	320,000	328,000
Taylor Morrison Communities, Inc.,
5.63%, 3/1/2024(a)(d)	135,000	144,450
5.88%, 6/15/2027(a)	170,000	186,575
5.75%, 1/15/2028(a)	110,000	119,350
Toll Brothers Finance Corp.,
4.38%, 4/15/2023	105,000	109,987
5.63%, 1/15/2024	165,000	179,438
4.88%, 3/15/2027(d)	105,000	112,481
4.35%, 2/15/2028(d)	150,000	154,875
TRI Pointe Group, Inc.,
5.88%, 6/15/2024(d)	70,000	74,550
5.25%, 6/1/2027(d)	235,000	235,588

		1,846,081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Household Products 0.1%
Energizer Holdings, Inc.,
5.50%, 6/15/2025(a)	$70,000	$72,473
6.38%, 7/15/2026(a)(d)	335,000	358,832
7.75%, 1/15/2027(a)(d)	375,000	417,825
Spectrum Brands, Inc.,
6.13%, 12/15/2024(d)	260,000	269,815
5.75%, 7/15/2025(d)	250,000	260,873
5.00%, 10/1/2029(a)	40,000	40,700

		1,420,518

Independent Power and Renewable Electricity Producers 0.2%
Calpine Corp.,
5.38%, 1/15/2023	320,000	324,000
5.88%, 1/15/2024(a)(d)	180,000	184,050
5.75%, 1/15/2025(d)	420,000	427,350
NRG Energy, Inc.,
6.63%, 1/15/2027	420,000	455,007
Talen Energy Supply LLC,
6.50%, 6/1/2025	85,000	64,600
10.50%, 1/15/2026(a)	480,000	414,000
7.25%, 5/15/2027(a)(d)	200,000	203,260
6.63%, 1/15/2028(a)(d)	70,000	68,775
Vistra Energy Corp.,
5.88%, 6/1/2023	250,000	255,375

		2,396,417

Insurance 0.6%
AssuredPartners, Inc.,
7.00%, 8/15/2025(a)	340,000	340,000
Berkshire Hathaway Finance Corp.,
4.20%, 8/15/2048	4,135,000	4,847,222
GTCR AP Finance, Inc.,
8.00%, 5/15/2027(a)(d)	150,000	154,125
Hartford Financial Services Group, Inc. (The),
3.60%, 8/19/2049(d)	2,000,000	2,012,678
HUB International Ltd.,
7.00%, 5/1/2026(a)	515,000	529,008
Prudential Financial, Inc.,
(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044(d)(f)	1,365,000	1,425,401

		9,308,434

Interactive Media & Services 0.0%†
Rackspace Hosting, Inc.,
8.63%, 11/15/2024(a)(d)	400,000	367,960

IT Services 1.4%
Fiserv, Inc.,
2.75%, 7/1/2024	10,040,000	10,214,459
International Business Machines Corp.,
2.85%, 5/13/2022	7,235,000	7,387,108
3.30%, 5/15/2026(d)	2,735,000	2,884,115
4.15%, 5/15/2039	2,000,000	2,280,340
Zayo Group LLC,
6.00%, 4/1/2023	170,000	174,462
6.38%, 5/15/2025(d)	115,000	118,427
5.75%, 1/15/2027(a)	275,000	281,133

		23,340,044

Life Sciences Tools & Services 0.0%†
Avantor, Inc.,
9.00%, 10/1/2025(a)(d)	480,000	537,600

Machinery 0.1%
Colfax Corp.,
6.00%, 2/15/2024(a)	80,000	84,668
6.38%, 2/15/2026(a)	90,000	96,834

Corporate Bonds (continued)
	Principal Amount	Value

Machinery (continued)
Granite Holdings US Acquisition Co.,
11.00%, 10/1/2027(a)	$85,000	$82,025
Harsco Corp.,
5.75%, 7/31/2027(a)	385,000	400,900
SPX FLOW, Inc.,
5.63%, 8/15/2024(a)	35,000	36,138
5.88%, 8/15/2026(a)	130,000	135,850
Terex Corp.,
5.63%, 2/1/2025(a)(d)	175,000	179,594

		1,016,009

Media 2.1%
Altice Luxembourg SA,
10.50%, 5/15/2027(a)(d)	200,000	225,400
AMC Networks, Inc.,
5.00%, 4/1/2024(d)	125,000	128,753
4.75%, 8/1/2025	95,000	97,969
Charter Communications Operating LLC,
4.46%, 7/23/2022	3,975,000	4,184,963
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/2024(a)(d)	170,000	186,772
5.13%, 8/15/2027(a)(d)	314,000	327,141
Comcast Corp.,
2.35%, 1/15/2027	8,010,000	7,976,039
3.30%, 2/1/2027	2,805,000	2,963,221
4.95%, 10/15/2058	4,550,000	5,782,852
CSC Holdings LLC,
7.75%, 7/15/2025(a)	290,000	311,808
6.63%, 10/15/2025(a)	200,000	214,060
10.88%, 10/15/2025(a)	266,000	301,232
5.50%, 5/15/2026(a)	245,000	257,838
5.50%, 4/15/2027(a)	210,000	222,052
7.50%, 4/1/2028(a)	220,000	247,753
6.50%, 2/1/2029(a)	200,000	222,295
5.75%, 1/15/2030(a)	200,000	209,024
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/2026(a)(d)	315,000	329,962
Diamond Sports Group LLC,
5.38%, 8/15/2026(a)	165,000	171,187
6.63%, 8/15/2027(a)(d)	230,000	238,625
DISH DBS Corp.,
6.75%, 6/1/2021	65,000	68,400
5.88%, 11/15/2024	305,000	302,331
Fox Corp.,
5.58%, 1/25/2049(a)	5,325,000	6,738,496
Gray Television, Inc.,
7.00%, 5/15/2027(a)(d)	145,000	159,312
iHeartCommunications, Inc.,
6.38%, 5/1/2026	265,000	286,200
8.38%, 5/1/2027	235,000	253,871
5.25%, 8/15/2027(a)	110,000	114,400
Liberty Interactive LLC,
8.50%, 7/15/2029	100,000	106,500
Nexstar Escrow, Inc.,
5.63%, 7/15/2027(a)(d)	355,000	371,863
Outfront Media Capital LLC,
5.63%, 2/15/2024	65,000	66,869
5.88%, 3/15/2025	185,000	190,781
5.00%, 8/15/2027(a)	231,000	242,458
Radiate Holdco LLC,
6.63%, 2/15/2025(a)	255,000	256,810
Sinclair Television Group, Inc.,
5.88%, 3/15/2026(a)(d)	125,000	130,781
5.13%, 2/15/2027(a)(d)	90,000	90,450
Sirius XM Radio, Inc.,
3.88%, 8/1/2022(a)(d)	45,000	45,689
4.63%, 5/15/2023(a)	120,000	122,250
4.63%, 7/15/2024(a)(d)	225,000	233,287
5.38%, 7/15/2026(a)	220,000	230,969

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc., (continued)
5.00%, 8/1/2027(a)(d)	$130,000	$134,225
5.50%, 7/1/2029(a)(d)	295,000	314,913
TEGNA, Inc.,
5.00%, 9/15/2029(a)	145,000	147,011
Telenet Finance Luxembourg Notes Sarl,
5.50%, 3/1/2028(a)	200,000	209,500

		35,416,312

Metals & Mining 0.2%
Big River Steel LLC,
7.25%, 9/1/2025(a)(d)	201,000	212,055
Chinalco Capital Holdings Ltd.,
Reg. S, 4.25%, 4/21/2022	200,000	201,929
Cleveland-Cliffs, Inc.,
5.88%, 6/1/2027(a)	375,000	355,162
Corp. Nacional del Cobre de Chile,
Reg. S, 5.63%, 9/21/2035	100,000	127,746
CSN Resources SA,
7.63%, 4/17/2026(a)	418,000	433,723
Freeport-McMoRan, Inc.,
5.00%, 9/1/2027(d)	115,000	114,438
5.25%, 9/1/2029(d)	115,000	114,640
5.40%, 11/14/2034(d)	75,000	71,250
5.45%, 3/15/2043	290,000	261,290
Hudbay Minerals, Inc.,
7.63%, 1/15/2025(a)	121,000	122,664
Indonesia Asahan Aluminium Persero PT,
Reg. S, 6.76%, 11/15/2048	800,000	1,036,642
Minera Mexico SA de CV,
4.50%, 1/26/2050(a)	200,000	196,730
Nexa Resources SA,
5.38%, 5/4/2027(a)	318,000	337,080
Novelis Corp.,
6.25%, 8/15/2024(a)	65,000	67,925
5.88%, 9/30/2026(a)	205,000	214,984

		3,868,258

Mortgage Real Estate Investment Trusts (REITs) 0.0%†
Starwood Property Trust, Inc.,
3.63%, 2/1/2021	180,000	180,675
4.75%, 3/15/2025(d)	60,000	62,058

		242,733

Multi-Utilities 0.3%
Dominion Energy, Inc.,
4.25%, 6/1/2028(d)	4,050,000	4,484,063

Oil, Gas & Consumable Fuels 5.2%
Abu Dhabi Crude Oil Pipeline LLC,
Reg. S, 4.60%, 11/2/2047	350,000	407,869
4.60%, 11/2/2047(a)	200,000	233,068
Antero Midstream Partners LP,
5.38%, 9/15/2024	375,000	337,388
Apache Corp.,
4.38%, 10/15/2028(d)	3,345,000	3,425,535
Ascent Resources Utica Holdings LLC,
10.00%, 4/1/2022(a)	70,000	69,979
7.00%, 11/1/2026(a)	330,000	275,550
Bruin E&P Partners LLC,
8.88%, 8/1/2023(a)	255,000	190,612
Buckeye Partners LP,
3.95%, 12/1/2026	175,000	154,076
4.13%, 12/1/2027	160,000	140,049
Canadian Natural Resources Ltd.,
4.95%, 6/1/2047	2,375,000	2,818,066
Centennial Resource Production LLC,
6.88%, 4/1/2027(a)(d)	245,000	244,388

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC,
5.88%, 3/31/2025	$135,000	$150,205
Cheniere Energy Partners LP,
5.25%, 10/1/2025(d)	390,000	404,625
5.63%, 10/1/2026(d)	135,000	143,255
Chesapeake Energy Corp.,
8.00%, 3/15/2026(a)(d)	119,000	81,515
8.00%, 6/15/2027(d)	220,000	149,644
Concho Resources, Inc.,
4.30%, 8/15/2028	4,125,000	4,442,739
Crestwood Midstream Partners LP,
6.25%, 4/1/2023(c)	70,000	71,838
5.75%, 4/1/2025	160,000	164,400
5.63%, 5/1/2027(a)	160,000	163,350
CrownRock LP,
5.63%, 10/15/2025(a)(d)	435,000	437,710
DCP Midstream Operating LP,
3.88%, 3/15/2023	45,000	45,506
5.38%, 7/15/2025	65,000	69,225
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043(a)(f)	365,000	331,530
5.60%, 4/1/2044(d)	335,000	313,225
Empresa Nacional del Petroleo,
Reg. S, 4.50%, 9/14/2047	200,000	215,000
Energy Transfer Operating LP,
4.15%, 10/1/2020	4,500,000	4,567,078
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(d)(e)(f)	3,000,000	2,835,000
4.95%, 6/15/2028	4,070,000	4,472,981
5.80%, 6/15/2038	2,655,000	3,038,384
6.25%, 4/15/2049	2,135,000	2,592,808
Energy Transfer Partners LP,
4.50%, 11/1/2023	4,100,000	4,341,281
Enterprise Products Operating LLC,
4.25%, 2/15/2048	5,440,000	5,879,084
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(f)	3,500,000	3,470,125
Extraction Oil & Gas, Inc.,
5.63%, 2/1/2026(a)	170,000	104,125
Genesis Energy LP,
6.50%, 10/1/2025	235,000	229,125
6.25%, 5/15/2026(d)	305,000	294,325
Global Partners LP,
7.00%, 8/1/2027(a)	120,000	123,600
KazMunayGas National Co. JSC,
Reg. S, 5.38%, 4/24/2030	1,000,000	1,123,750
5.38%, 4/24/2030(a)(d)	499,000	560,751
5.75%, 4/19/2047(a)	200,000	234,436
Reg. S, 5.75%, 4/19/2047	200,000	234,436
Kinder Morgan, Inc.,
5.55%, 6/1/2045	2,170,000	2,557,805
Marathon Oil Corp.,
4.40%, 7/15/2027	5,030,000	5,363,775
Matador Resources Co.,
5.88%, 9/15/2026	385,000	385,731
MPLX LP,
4.50%, 4/15/2038	6,740,000	6,986,454
NuStar Logistics LP,
4.80%, 9/1/2020	135,000	137,194
6.75%, 2/1/2021(d)	20,000	20,842
4.75%, 2/1/2022(d)	140,000	142,450
6.00%, 6/1/2026	90,000	97,407
5.63%, 4/28/2027(d)	100,000	105,625
Oasis Petroleum, Inc.,
6.25%, 5/1/2026(a)(d)	185,000	149,850
Occidental Petroleum Corp.,
2.90%, 8/15/2024	4,795,000	4,830,883
Oil and Gas Holding Co. BSCC (The),
Reg. S, 7.50%, 10/25/2027	630,000	697,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.,
5.75%, 5/15/2026	$240,000	$236,424
Peru LNG Srl,
5.38%, 3/22/2030(a)	200,000	207,500
Petrobras Global Finance BV,
6.90%, 3/19/2049	379,000	434,713
Petroleos de Venezuela SA,
Reg. S, 6.00%, 5/16/2024(h)	322,820	25,826
Reg. S, 6.00%, 11/15/2026(h)	830,693	66,455
Reg. S, 5.38%, 4/12/2027(h)	789,800	63,184
Petroleos del Peru SA,
4.75%, 6/19/2032(a)	200,000	219,250
4.75%, 6/19/2032(a)	200,000	219,250
Petroleos Mexicanos,
5.35%, 2/12/2028	690,000	659,385
6.50%, 1/23/2029	52,000	52,879
6.84%, 1/23/2030(a)	83,000	85,980
6.75%, 9/21/2047	382,000	366,643
6.35%, 2/12/2048	407,000	373,996
7.69%, 1/23/2050(a)	116,000	120,930
Range Resources Corp.,
5.00%, 3/15/2023(d)	200,000	175,000
4.88%, 5/15/2025(d)	190,000	156,750
Rio Energy SA,
6.88%, 2/1/2025(a)	150,000	69,751
Saudi Arabian Oil Co.,
Reg. S, 4.25%, 4/16/2039	950,000	1,024,135
4.25%, 4/16/2039(a)	200,000	215,608
SemGroup Corp.,
5.63%, 11/15/2023	335,000	342,538
SM Energy Co.,
5.00%, 1/15/2024	65,000	58,338
6.75%, 9/15/2026	80,000	70,000
6.63%, 1/15/2027(d)	130,000	112,125
Southern Gas Corridor CJSC,
Reg. S, 6.88%, 3/24/2026	2,000,000	2,318,960
6.88%, 3/24/2026(a)	206,000	238,853
State Oil Co. of the Azerbaijan Republic,
Reg. S, 4.75%, 3/13/2023	500,000	518,320
Summit Midstream Holdings LLC,
5.50%, 8/15/2022	80,000	73,000
5.75%, 4/15/2025(d)	365,000	308,133
Tallgrass Energy Partners LP,
5.50%, 1/15/2028(a)	265,000	259,011
Targa Resources Partners LP,
4.25%, 11/15/2023	135,000	136,012
6.75%, 3/15/2024	164,000	169,945
5.13%, 2/1/2025(d)	125,000	128,544
5.38%, 2/1/2027	33,000	34,114
6.50%, 7/15/2027(a)	160,000	174,574
5.00%, 1/15/2028(d)	195,000	197,204
6.88%, 1/15/2029(a)	85,000	92,868
Transcanada Trust,
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(d)(f)	2,000,000	2,115,720
Tullow Oil plc,
7.00%, 3/1/2025(a)	200,000	203,300
Williams Cos., Inc. (The),
4.50%, 11/15/2023	2,000,000	2,140,283
WPX Energy, Inc.,
5.25%, 9/15/2024	125,000	127,188
5.75%, 6/1/2026	105,000	107,625
5.25%, 10/15/2027(d)	105,000	105,525

		85,863,009

Paper & Forest Products 0.0%†
Suzano Austria GmbH,
6.00%, 1/15/2029	200,000	217,400

Corporate Bonds (continued)
	Principal Amount	Value

Personal Products 0.0%†
Edgewell Personal Care Co.,
4.70%, 5/24/2022	$295,000	$304,337

Pharmaceuticals 0.5%
AstraZeneca plc,
2.38%, 6/12/2022	6,205,000	6,249,080
Bausch Health Americas, Inc.,
8.50%, 1/31/2027(a)(d)	285,000	319,855
Bausch Health Cos., Inc.,
6.50%, 3/15/2022(a)(d)	105,000	108,544
5.50%, 3/1/2023(a)	5,000	5,063
5.88%, 5/15/2023(a)	46,000	46,575
7.00%, 3/15/2024(a)	120,000	126,115
6.13%, 4/15/2025(a)(d)	625,000	647,656
5.50%, 11/1/2025(a)(d)	220,000	230,197
5.75%, 8/15/2027(a)(d)	40,000	43,233
7.00%, 1/15/2028(a)(d)	140,000	150,794
Endo Dac,
6.00%, 2/1/2025(a)(c)(d)	270,000	159,300

		8,086,412

Real Estate Management & Development 0.0%†
Realogy Group LLC,
4.88%, 6/1/2023(a)(d)	250,000	233,750
9.38%, 4/1/2027(a)(d)	270,000	250,835

		484,585

Road & Rail 0.5%
AerCap Global Aviation Trust,
(ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(a)(f)	200,000	216,000
Avis Budget Car Rental LLC,
5.25%, 3/15/2025(a)(d)	150,000	154,125
5.75%, 7/15/2027(a)(d)	495,000	510,692
Hertz Corp. (The),
5.50%, 10/15/2024(a)	310,000	309,225
7.13%, 8/1/2026(a)(d)	255,000	266,156
Penske Truck Leasing Co. LP,
2.70%, 11/1/2024(a)	1,960,000	1,964,124
3.35%, 11/1/2029(a)	3,965,000	3,949,758

		7,370,080

Semiconductors & Semiconductor Equipment 0.9%
Amkor Technology, Inc.,
6.63%, 9/15/2027(a)(d)	445,000	485,050
Broadcom Corp.,
2.38%, 1/15/2020	7,420,000	7,419,531
Microchip Technology, Inc.,
3.92%, 6/1/2021	7,425,000	7,583,717

		15,488,298

Software 0.3%
j2 Cloud Services LLC,
6.00%, 7/15/2025(a)	400,000	422,340
Nuance Communications, Inc.,
6.00%, 7/1/2024(d)	285,000	297,825
5.63%, 12/15/2026(d)	75,000	79,313
Open Text Corp.,
5.88%, 6/1/2026(a)	245,000	261,586
Oracle Corp.,
4.00%, 7/15/2046	3,775,000	4,220,919
SS&C Technologies, Inc.,
5.50%, 9/30/2027(a)	275,000	287,382

		5,569,365

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Specialty Retail 0.1%
L Brands, Inc.,
5.25%, 2/1/2028(d)	$410,000	$381,464
Penske Automotive Group, Inc.,
3.75%, 8/15/2020(d)	220,000	220,836
5.75%, 10/1/2022	65,000	65,870
5.50%, 5/15/2026(d)	105,000	109,814
Staples, Inc.,
7.50%, 4/15/2026(a)	695,000	716,058
10.75%, 4/15/2027(a)(d)	70,000	71,925

		1,565,967

Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.,
2.20%, 9/11/2029	1,950,000	1,915,974
4.65%, 2/23/2046	5,515,000	6,934,576
2.95%, 9/11/2049	4,550,000	4,450,713
Dell International LLC,
4.42%, 6/15/2021(a)	10,510,000	10,836,943
5.45%, 6/15/2023(a)	5,000,000	5,441,392
6.02%, 6/15/2026(a)	1,845,000	2,074,848
Western Digital Corp.,
4.75%, 2/15/2026	420,000	432,075

		32,086,521

Textiles, Apparel & Luxury Goods 0.0%†
William Carter Co. (The),
5.63%, 3/15/2027(a)	385,000	411,950

Tobacco 0.4%
Imperial Brands Finance plc,
3.88%, 7/26/2029(a)	5,705,000	5,746,714

Trading Companies & Distributors 0.0%†
Beacon Roofing Supply, Inc.,
4.88%, 11/1/2025(a)(d)	445,000	436,033

Water Utilities 0.0%†
Agua y Saneamientos Argentinos SA,
Reg. S, 6.63%, 2/1/2023	150,000	50,250

Wireless Telecommunication Services 0.1%
Connect Finco SARL,
6.75%, 10/1/2026(a)	200,000	203,750
Sprint Corp.,
7.88%, 9/15/2023(d)	245,000	269,123
7.13%, 6/15/2024	1,075,000	1,158,635
7.63%, 3/1/2026	190,000	209,712
T-Mobile USA, Inc.,
6.50%, 1/15/2026	70,000	75,263
4.50%, 2/1/2026	95,000	97,784

		2,014,267

Total Corporate Bonds (cost $545,176,494)		575,626,432

Foreign Government Securities 2.9%
	Principal Amount	Value

ANGOLA 0.1%
Republic of Angola,
Reg. S, 9.38%, 5/8/2048	1,000,000	1,053,944

Foreign Government Securities (continued)
	Principal Amount	Value

ARGENTINA 0.1%
Republic of Argentina,
6.88%, 4/22/2021	$200,000	$98,002
4.63%, 1/11/2023	200,000	83,302
8.28%, 12/31/2033	2,131,098	1,044,238
3.75%, 12/31/2038 (c)	1,840,000	722,218
6.88%, 1/11/2048 (d)	247,000	103,743

		2,051,503

ARMENIA 0.0%†
Republic of Armenia,
Reg. S, 3.95%, 9/26/2029	200,000	195,869

BELIZE 0.0%†
Belize Government Bond,
Reg. S, 4.94%, 2/20/2034 (c)	218,000	130,800

BERMUDA 0.0%†
Bermuda Government Bond,
Reg. S, 3.72%, 1/25/2027	200,000	209,752
Reg. S, 4.75%, 2/15/2029	472,000	534,540

		744,292

BRAZIL 0.0%†
Brazil Minas SPE via State of Minas Gerais,
Reg. S, 5.33%, 2/15/2028	360,000	382,054

CANADA 0.6%
Province of British Columbia,
1.75%, 9/27/2024	4,240,000	4,250,003
Province of Ontario,
2.00%, 10/2/2029	6,170,000	6,160,579

		10,410,582

COLOMBIA 0.1%
Republic of Colombia,
7.38%, 9/18/2037	132,000	187,936
6.13%, 1/18/2041	290,000	377,728
5.00%, 6/15/2045	700,000	819,000

		1,384,664

COSTA RICA 0.1%
Republic of Costa Rica,
Reg. S, 7.16%, 3/12/2045	700,000	700,007
7.16%, 3/12/2045 (a)	438,000	438,004

		1,138,011

DOMINICAN REPUBLIC 0.1%
Dominican Republic Bond,
Reg. S, 6.00%, 7/19/2028	550,000	600,193
Reg. S, 7.45%, 4/30/2044	100,000	118,501
Reg. S, 6.85%, 1/27/2045	400,000	445,500
Reg. S, 6.40%, 6/5/2049	150,000	159,752

		1,323,946

ECUADOR 0.1%
Republic of Ecuador,
Reg. S, 9.63%, 6/2/2027	200,000	207,752
Reg. S, 7.88%, 1/23/2028	1,100,000	1,042,261
Reg. S, 9.50%, 3/27/2030	200,000	202,300

		1,452,313

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 7.60%, 3/1/2029	$200,000	$211,632
Reg. S, 8.50%, 1/31/2047	200,000	211,541
Reg. S, 7.90%, 2/21/2048	430,000	432,093
Reg. S, 8.70%, 3/1/2049	600,000	645,000

		1,500,266

EL SALVADOR 0.0%†
Republic of El Salvador,
Reg. S, 7.75%, 1/24/2023	80,000	87,201
Reg. S, 8.63%, 2/28/2029	62,000	72,153
Reg. S, 7.12%, 1/20/2050	152,000	154,660

		314,014

GHANA 0.1%
Republic of Ghana,
Reg. S, 10.75%, 10/14/2030	330,000	418,327
Reg. S, 8.13%, 3/26/2032	400,000	401,357
Reg. S, 8.95%, 3/26/2051	200,000	200,247

		1,019,931

INDONESIA 0.1%
Republic of Indonesia,
Reg. S, 7.75%, 1/17/2038	185,000	277,024
Reg. S, 5.25%, 1/17/2042	640,000	769,553

		1,046,577

IVORY COAST 0.2%
Republic of Cote d’Ivoire,
Reg. S, 5.75%, 12/31/2032 (c)	2,640,000	2,589,391

KENYA 0.0%†
Republic of Kenya,
Reg. S, 8.00%, 5/22/2032	400,000	418,853

MEXICO 0.1%
United Mexican States,
5.75%, 10/12/2110	1,052,000	1,208,496

MONGOLIA 0.1%
Development Bank of Mongolia LLC,
7.25%, 10/23/2023 (a)	200,000	207,195
Mongolia Government Bond,
Reg. S, 10.88%, 4/6/2021	200,000	217,997
Reg. S, 8.75%, 3/9/2024	650,000	726,417

		1,151,609

NIGERIA 0.1%
Federal Republic of Nigeria,
5.63%, 6/27/2022	200,000	206,222
Reg. S, 7.63%, 11/21/2025	400,000	439,137
Reg. S, 6.50%, 11/28/2027	200,000	202,136
Reg. S, 7.88%, 2/16/2032	400,000	420,875
Reg. S, 9.25%, 1/21/2049	570,000	636,451

		1,904,821

OMAN 0.0%†
Oman Government Bond,
Reg. S, 6.00%, 8/1/2029	200,000	198,856
Reg. S, 6.50%, 3/8/2047	200,000	184,699
Reg. S, 6.75%, 1/17/2048	249,000	234,682

		618,237

Foreign Government Securities (continued)
	Principal Amount	Value

PANAMA 0.0%†
Republic of Panama,
8.88%, 9/30/2027	$400,000	$573,004

PARAGUAY 0.0%†
Republic of Paraguay,
Reg. S, 6.10%, 8/11/2044	200,000	243,252

QATAR 0.1%
Qatar Government Bond,
Reg. S, 4.00%, 3/14/2029	209,000	231,467
Reg. S, 4.82%, 3/14/2049	600,000	742,234

		973,701

RUSSIA 0.1%
Russian Federal Bond - OFZ,
Reg. S, 4.25%, 6/23/2027	1,600,000	1,701,120
Reg. S, 4.38%, 3/21/2029	600,000	641,768
Reg. S, 7.50%, 3/31/2030 (c)	14,554	16,563

		2,359,451

SENEGAL 0.0%†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048	400,000	385,109

SOUTH AFRICA 0.1%
Republic of South Africa,
4.67%, 1/17/2024	100,000	104,738
4.85%, 9/30/2029	200,000	199,230
5.88%, 6/22/2030	800,000	854,000
5.75%, 9/30/2049	200,000	198,983

		1,356,951

SRI LANKA 0.2%
Democratic Socialist Republic of Sri Lanka,
Reg. S, 5.88%, 7/25/2022	267,000	267,665
Reg. S, 6.85%, 11/3/2025	617,000	618,345
Reg. S, 6.20%, 5/11/2027	200,000	186,512
Reg. S, 6.75%, 4/18/2028	1,007,000	960,186
Reg. S, 7.85%, 3/14/2029	400,000	402,025

		2,434,733

TURKEY 0.2%
Export Credit Bank of Turkey,
Reg. S, 5.38%, 2/8/2021	200,000	199,420
5.38%, 10/24/2023 (a)	200,000	192,321
8.25%, 1/24/2024 (a)	200,000	211,336
Republic of Turkey,
6.25%, 9/26/2022	200,000	205,000
7.25%, 12/23/2023	800,000	845,750
6.00%, 3/25/2027	750,000	736,476
5.13%, 2/17/2028	900,000	831,602
6.13%, 10/24/2028	200,000	195,208

		3,417,113

UKRAINE 0.2%
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2025	730,000	765,587
Reg. S, 7.75%, 9/1/2026	460,000	479,660
Reg. S, 7.75%, 9/1/2027	410,000	426,384
Reg. S, 9.75%, 11/1/2028	900,000	1,030,536
0.00%, 5/31/2040 (a)(b)	228,000	212,667
Ukreximbank Via Biz Finance plc,
9.63%, 4/27/2022 (a)	120,000	124,976

		3,039,810

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

UNITED ARAB EMIRATES 0.0%†
Abu Dhabi Government Bond,
Reg. S, 3.13%, 9/30/2049	$231,000	$223,781

URUGUAY 0.0%†
Oriental Republic of Uruguay,
4.38%, 1/23/2031	44,000	48,555
5.10%, 6/18/2050	216,000	257,042

		305,597

UZBEKISTAN 0.0%†
Republic of Uzbekistan,
Reg. S, 5.38%, 2/20/2029	600,000	658,500

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Bolivarian Republic of Venezuela,
Reg. S, 8.25%, 10/13/2024 (h)	542,900	58,362

Total Foreign Government Securities (cost $48,900,741)		48,069,537

Mortgage-Backed Securities 27.1%
	Principal Amount	Value

FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023	2,214	2,295
Pool# G13122
5.00%, 4/1/2023	948	984
Pool# G13225
5.00%, 6/1/2023	20,843	21,636
Pool# J08443
5.00%, 7/1/2023	10,318	10,657
Pool# C90699
5.00%, 8/1/2023	74,686	79,881
Pool# Z60021
5.00%, 9/1/2023	212,980	227,734
Pool# Z60045
5.00%, 1/1/2025	310,441	332,080
Pool# Z60024
5.00%, 1/1/2025	148,753	159,121
Pool# G30372
5.00%, 9/1/2027	24,220	25,926
Pool# C91175
5.00%, 5/1/2028	1,031,659	1,103,395
Pool# C91317
5.00%, 7/1/2030	128,762	138,319
Pool# G30698
5.00%, 7/1/2031	50,757	54,290
Pool# G30795
5.00%, 7/1/2032	369,818	395,816
Pool# A24611
4.50%, 6/1/2034	2,410	2,599
Pool# G08084
4.50%, 10/1/2035	23,038	24,932
Pool# A39572
5.00%, 11/1/2035	25,455	28,087
Pool# G02379
6.00%, 10/1/2036	4,179	4,806
Pool# G02976
5.50%, 6/1/2037	13,742	15,523
Pool# G08204
5.50%, 6/1/2037	2,503	2,826
Pool# G08210
6.00%, 7/1/2037	30,852	35,528

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# A65518
6.00%, 9/1/2037	$18,015	$20,707
Pool# G03432
5.50%, 11/1/2037	17,030	19,236
Pool# A68546
5.50%, 11/1/2037	11,005	12,397
Pool# G03616
6.00%, 12/1/2037	6,892	7,930
Pool# G03927
5.50%, 1/1/2038	4,290	4,843
Pool# G03964
5.50%, 2/1/2038	25,063	28,213
Pool# A72499
6.00%, 2/1/2038	4,128	4,723
Pool# A75432
5.50%, 3/1/2038	62,212	67,254
Pool# G08256
5.50%, 3/1/2038	3,442	3,880
Pool# G04156
6.00%, 3/1/2038	7,404	8,526
Pool# A76483
5.50%, 4/1/2038	69,694	78,556
Pool# G08263
5.50%, 4/1/2038	4,348	4,910
Pool# A76211
6.00%, 4/1/2038	1,121	1,263
Pool# G04287
5.00%, 5/1/2038	38,426	42,395
Pool# A77057
5.50%, 5/1/2038	2,881	3,210
Pool# G04359
5.50%, 6/1/2038	87,571	98,848
Pool# A78624
5.50%, 6/1/2038	43,696	49,252
Pool# G04458
5.50%, 6/1/2038	21,927	24,745
Pool# A77648
5.50%, 6/1/2038	1,532	1,657
Pool# A78076
6.00%, 6/1/2038	21,808	24,409
Pool# A78454
6.00%, 6/1/2038	8,653	9,918
Pool# A79018
5.50%, 7/1/2038	27,250	30,715
Pool# G04471
5.50%, 7/1/2038	24,833	28,036
Pool# G04817
5.00%, 9/1/2038	66,922	73,901
Pool# A82609
5.50%, 9/1/2038	14,172	15,322
Pool# A82093
5.50%, 9/1/2038	9,816	10,606
Pool# A81743
5.50%, 9/1/2038	2,484	2,684
Pool# G04847
5.50%, 10/1/2038	30,974	34,967
Pool# G05979
5.50%, 10/1/2038	6,887	7,777
Pool# A82703
5.50%, 10/1/2038	3,246	3,510
Pool# A82656
5.50%, 10/1/2038	2,409	2,641
Pool# A82787
5.50%, 11/1/2038	478,616	539,310
Pool# A82757
5.50%, 11/1/2038	90,262	97,524
Pool# A83032
5.50%, 11/1/2038	4,470	4,831

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# A83071
5.50%, 11/1/2038	$2,211	$2,389
Pool# A83066
5.50%, 11/1/2038	878	987
Pool# G05337
5.50%, 12/1/2038	119,433	134,597
Pool# A83596
5.50%, 12/1/2038	22,061	23,860
Pool# G08314
5.50%, 1/1/2039	12,972	14,605
Pool# G08331
4.50%, 2/1/2039	2,991	3,241
Pool# G08323
5.00%, 2/1/2039	73,226	80,883
Pool# A84417
5.50%, 2/1/2039	17,837	19,302
Pool# G05300
5.50%, 2/1/2039	4,137	4,667
Pool# A84655
4.50%, 3/1/2039	203,177	220,032
Pool# G05841
5.50%, 4/1/2039	5,738	6,293
Pool# A86968
4.50%, 6/1/2039	13,568	14,702
Pool# G05472
4.50%, 6/1/2039	5,363	5,812
Pool# A87250
5.00%, 6/1/2039	116,065	126,262
Pool# A87679
5.00%, 8/1/2039	94,829	103,689
Pool# G07021
5.00%, 9/1/2039	165,268	182,511
Pool# A89385
4.50%, 10/1/2039	6,648	7,207
Pool# G05684
5.50%, 10/1/2039	52,485	59,234
Pool# V80890
5.50%, 12/1/2039	217,519	245,622
Pool# G05813
6.00%, 12/1/2039	13,560	15,585
Pool# G05923
5.50%, 2/1/2040	33,142	37,411
Pool# G06031
5.50%, 3/1/2040	11,852	13,376
Pool# A91997
5.00%, 4/1/2040	54,107	59,826
Pool# G05849
4.50%, 5/1/2040	379,159	411,091
Pool# G08402
5.00%, 6/1/2040	78,885	87,223
Pool# A92458
5.00%, 6/1/2040	36,367	40,212
Pool# A92764
5.50%, 6/1/2040	25,720	28,664
Pool# C03486
4.50%, 7/1/2040	4,439	4,812
Pool# G06412
5.50%, 7/1/2040	606,347	684,119
Pool# C03531
4.00%, 10/1/2040	807,608	863,078
Pool# A94833
4.00%, 11/1/2040	2,400,813	2,566,028
Pool# A95230
4.00%, 12/1/2040	912,688	975,501
Pool# A96634
4.50%, 2/1/2041	180,299	195,445
Pool# G08443
4.50%, 4/1/2041	556,425	603,146

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# A97942
4.50%, 4/1/2041	$167,621	$181,700
Pool# Q00876
4.50%, 5/1/2041	776,859	842,304
Pool# Q00950
5.00%, 5/1/2041	330,588	364,862
Pool# Q01198
5.50%, 6/1/2041	29,487	31,997
Pool# G06956
4.50%, 8/1/2041	693,657	751,845
Pool# Z40047
4.00%, 10/1/2041	206,907	221,102
Pool# Q06344
4.00%, 2/1/2042	2,010,907	2,149,837
Pool# G08479
3.50%, 3/1/2042	319,292	335,516
Pool# C03795
3.50%, 4/1/2042	2,148,527	2,256,143
Pool# Q08997
3.50%, 6/1/2042	622,926	654,657
Pool# Q09004
3.50%, 6/1/2042	474,360	498,535
Pool# C04008
4.00%, 6/1/2042	669,587	717,319
Pool# C09004
3.50%, 7/1/2042	733,791	771,131
Pool# G08500
3.50%, 7/1/2042	435,303	457,465
Pool# G07083
4.00%, 7/1/2042	322,408	346,376
Pool# Z40054
4.00%, 7/1/2042	271,544	290,186
Pool# Q09896
3.50%, 8/1/2042	381,268	400,701
Pool# Q11348
3.50%, 9/1/2042	1,267,615	1,332,278
Pool# Q11095
3.50%, 9/1/2042	324,956	341,531
Pool# Q12143
3.50%, 10/1/2042	212,719	223,569
Pool# G07155
4.00%, 10/1/2042	499,977	534,525
Pool# Q13765
4.00%, 12/1/2042	276,138	295,811
Pool# Q17389
3.50%, 4/1/2043	820,730	862,591
Pool# Q16893
3.50%, 4/1/2043	347,966	365,693
Pool# Q18305
3.50%, 5/1/2043	263,193	276,510
Pool# Q19476
3.50%, 6/1/2043	350,596	368,460
Pool# Q19480
4.00%, 6/1/2043	1,806,547	1,900,154
Pool# G07459
3.50%, 8/1/2043	792,832	833,213
Pool# G08541
3.50%, 8/1/2043	710,148	745,420
Pool# Q20857
3.50%, 8/1/2043	532,276	561,724
Pool# Q20860
3.50%, 8/1/2043	244,599	256,764
Pool# V80509
4.00%, 10/1/2043	315,229	336,381
Pool# G08558
4.00%, 11/1/2043	145,197	154,367
Pool# G08559
4.50%, 11/1/2043	760,240	820,466

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G08582
4.00%, 4/1/2044	$217,542	$230,276
Pool# G08583
4.50%, 4/1/2044	287,047	308,825
Pool# Q26367
4.00%, 5/1/2044	146,986	155,698
Pool# G08596
4.50%, 7/1/2044	898,388	966,411
Pool# G07943
4.50%, 8/1/2044	7,993	8,602
Pool# G07964
5.00%, 8/1/2044	266,654	294,546
Pool# Q45219
3.50%, 1/1/2045	1,182,027	1,233,079
Pool# G07961
3.50%, 3/1/2045	779,736	816,340
Pool# G08633
4.00%, 3/1/2045	2,382,643	2,517,270
Pool# Q32070
4.00%, 3/1/2045	657,576	694,916
Pool# G08636
3.50%, 4/1/2045	2,293,879	2,390,744
Pool# Q35164
4.00%, 5/1/2045	753,513	796,871
Pool# Q33869
4.00%, 6/1/2045	461,796	487,810
Pool# G08659
3.50%, 8/1/2045	2,208,433	2,301,508
Pool# V81992
4.00%, 10/1/2045	1,953,796	2,062,083
Pool# Q36814
4.00%, 10/1/2045	1,366,273	1,441,775
Pool# G08672
4.00%, 10/1/2045	1,032,720	1,089,970
Pool# G08676
3.50%, 11/1/2045	1,889,041	1,969,858
Pool# G08681
3.50%, 12/1/2045	831,104	866,668
Pool# Q38473
4.00%, 1/1/2046	1,458,666	1,539,245
Pool# Q38470
4.00%, 1/1/2046	795,200	840,322
Pool# V82196
4.50%, 1/1/2046	270,332	289,723
Pool# Q39644
3.50%, 3/1/2046	3,718,856	3,874,237
Pool# G08693
3.50%, 3/1/2046	1,078,130	1,123,563
Pool# Q39438
4.00%, 3/1/2046	1,223,068	1,289,768
Pool# G08699
4.00%, 3/1/2046	1,135,766	1,197,632
Pool# G08700
4.50%, 3/1/2046	408,158	436,556
Pool# G08702
3.50%, 4/1/2046	1,559,880	1,623,828
Pool# Q40718
3.50%, 5/1/2046	1,324,396	1,376,346
Pool# Q40375
3.50%, 5/1/2046	603,006	627,713
Pool# G08706
3.50%, 5/1/2046	556,394	578,965
Pool# G08708
4.50%, 5/1/2046	101,935	109,024
Pool# Q40728
4.50%, 5/1/2046	16,033	16,950
Pool# Q45458
4.00%, 8/1/2046	2,065,937	2,179,184

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G08735
4.50%, 10/1/2046	$347,599	$369,201
Pool# G08744
4.50%, 12/1/2046	1,121,596	1,193,635
Pool# Q46279
3.50%, 2/1/2047	2,383,906	2,476,418
Pool# Q46283
4.00%, 2/1/2047	2,094,444	2,201,910
Pool# Q46251
4.00%, 2/1/2047	971,644	1,019,994
Pool# G08753
4.50%, 2/1/2047	315,745	334,589
Pool# G08762
4.00%, 5/1/2047	3,331,140	3,495,722
Pool# V83204
4.50%, 5/1/2047	760,812	805,486
Pool# G08767
4.00%, 6/1/2047	3,685,423	3,866,641
Pool# G08768
4.50%, 6/1/2047	784,468	830,637
Pool# G08770
3.50%, 7/1/2047	1,203,428	1,244,322
Pool# G08772
4.50%, 7/1/2047	31,031	32,851
Pool# Q50035
3.50%, 8/1/2047	2,391,994	2,474,418
Pool# G08774
3.50%, 8/1/2047	1,352,236	1,398,664
Pool# G08775
4.00%, 8/1/2047	3,123,962	3,275,683
Pool# G61228
4.00%, 8/1/2047	2,177,874	2,286,175
Pool# G08779
3.50%, 9/1/2047	1,893,978	1,960,497
Pool# Q51268
3.50%, 10/1/2047	2,935,215	3,033,901
Pool# G08785
4.00%, 10/1/2047	3,436,479	3,601,608
Pool# G61631
3.50%, 11/1/2047	3,780,518	3,929,266
Pool# Q52319
3.50%, 11/1/2047	1,967,028	2,036,204
Pool# G61467
4.00%, 11/1/2047	3,280,223	3,442,106
Pool# G08789
4.00%, 11/1/2047	2,137,121	2,242,043
Pool# G61281
3.50%, 1/1/2048	2,506,443	2,603,953
Pool# Q53535
3.50%, 1/1/2048	1,155,721	1,193,716
Pool# G08801
4.00%, 2/1/2048	2,235,724	2,338,316
Pool# Q54463
4.00%, 2/1/2048	1,920,087	2,007,530
Pool# G67710
3.50%, 3/1/2048	2,470,423	2,574,003
Pool# G08805
4.00%, 3/1/2048	897,957	941,781
Pool# G08814
4.00%, 5/1/2048	1,529,114	1,601,983
Pool# V84282
4.50%, 6/1/2048	87,655	92,664
Pool# G08824
4.00%, 7/1/2048	713,695	745,034
Pool# G08836
4.00%, 9/1/2048	1,874,996	1,945,560
Pool# G08842
4.00%, 10/1/2048	368,561	383,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G61840
4.00%, 12/1/2048	$1,365,011	$1,425,179
GNMA I Pool
Pool# 618988
6.00%, 6/15/2034	10,823	11,963
Pool# 689575
6.50%, 7/15/2038	9,622	10,771
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043	1,121,597	1,191,125
Pool# MA0783
3.50%, 2/20/2043	1,395,299	1,481,797
Pool# MA2679
4.00%, 3/20/2045	24,835	26,416
Pool# MA2892
3.50%, 6/20/2045	99,641	104,223
Pool# MA3035
4.00%, 8/20/2045	52,160	55,428
Pool# MA3106
4.00%, 9/20/2045	1,418,106	1,506,955
Pool# MA3245
4.00%, 11/20/2045	1,470,022	1,555,825
Pool# MA3663
3.50%, 5/20/2046	1,251,717	1,307,099
Pool# MA3803
3.50%, 7/20/2046	609,922	636,189
Pool# MA4262
3.50%, 2/20/2047	54,032	56,220
Pool# MA4510
3.50%, 6/20/2047	2,311,492	2,403,491
Pool# MA4511
4.00%, 6/20/2047	1,189,675	1,245,695
Pool# MA4586
3.50%, 7/20/2047	3,390,491	3,524,273
Pool# MA4587
4.00%, 7/20/2047	1,060,942	1,106,468
Pool# MA4652
3.50%, 8/20/2047	2,386,499	2,481,551
Pool# MA4778
3.50%, 10/20/2047	1,777,624	1,846,695
Pool# MA5816
3.50%, 3/20/2049	1,777,363	1,841,870
Pool# MA6039
3.50%, 7/20/2049	2,637,279	2,733,068
GNMA TBA
3.00%, 10/15/2049	11,400,000	11,697,917
3.50%, 10/15/2049	6,040,000	6,257,181
UMBS Pool
Pool# 254797
5.00%, 6/1/2023	89,295	95,427
Pool# 254911
5.00%, 10/1/2023	17,299	18,487
Pool# 254985
5.00%, 11/1/2023	229,178	244,944
Pool# 255582
5.00%, 1/1/2025	1,355	1,449
Pool# 255627
5.00%, 2/1/2025	133,809	143,060
Pool# 255667
5.00%, 3/1/2025	1,873	2,003
Pool# 255892
5.00%, 9/1/2025	245,629	262,704
Pool# 256170
5.00%, 3/1/2026	168,524	180,094
Pool# 256294
5.00%, 5/1/2026	788	843
Pool# 256639
5.00%, 2/1/2027	182,152	194,705

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# 256820
5.00%, 7/1/2027	$94,248	$100,702
Pool# MA0082
5.00%, 5/1/2029	207,441	223,366
Pool# MA0097
5.00%, 6/1/2029	43,490	46,498
Pool# MA0295
5.00%, 1/1/2030	252,036	269,765
Pool# 932716
5.00%, 4/1/2030	10,032	10,737
Pool# AL6317
5.00%, 9/1/2030	242,772	259,597
Pool# 676643
5.00%, 1/1/2033	60,618	65,874
Pool# 720679
5.00%, 6/1/2033	6,536	7,213
Pool# 310100
5.00%, 8/1/2033	130,177	143,715
Pool# 738166
5.00%, 9/1/2033	1,287	1,377
Pool# 725027
5.00%, 11/1/2033	166,645	183,991
Pool# 745944
5.00%, 12/1/2033	49,173	54,274
Pool# 725422
5.00%, 4/1/2034	37,307	41,185
Pool# AC2387
5.00%, 1/1/2035	4,286	4,727
Pool# AD0308
5.00%, 3/1/2035	350,074	386,458
Pool# 735403
5.00%, 4/1/2035	263,687	291,124
Pool# 735382
5.00%, 4/1/2035	77,393	85,442
Pool# 735578
5.00%, 6/1/2035	135,406	149,495
Pool# 826201
5.00%, 7/1/2035	25,574	28,207
Pool# 735667
5.00%, 7/1/2035	3,764	4,155
Pool# 190360
5.00%, 8/1/2035	282,331	311,842
Pool# 735893
5.00%, 10/1/2035	137,610	151,963
Pool# 745275
5.00%, 2/1/2036	127,975	141,323
Pool# 885367
5.00%, 7/1/2036	1,326	1,461
Pool# 745826
6.00%, 7/1/2036	3,440	3,851
Pool# 310107
5.00%, 11/1/2036	52,372	57,842
Pool# 910242
5.00%, 3/1/2037	1,401	1,545
Pool# 918011
5.00%, 5/1/2037	48,593	53,005
Pool# 937788
5.00%, 6/1/2037	663	729
Pool# 256822
5.00%, 7/1/2037	1,204	1,327
Pool# 942052
6.00%, 7/1/2037	8,943	10,221
Pool# 944526
6.00%, 7/1/2037	4,939	5,478
Pool# 899598
6.00%, 7/1/2037	3,141	3,592
Pool# 936895
6.00%, 8/1/2037	842	932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# 952276
6.00%, 9/1/2037	$59,673	$68,188
Pool# 955770
6.00%, 10/1/2037	3,248	3,723
Pool# 959983
6.00%, 11/1/2037	24,215	27,736
Pool# 956411
6.00%, 11/1/2037	8,616	9,578
Pool# 966419
6.00%, 12/1/2037	13,060	14,993
Pool# 929018
6.00%, 12/1/2037	6,212	7,038
Pool# 961348
6.00%, 1/1/2038	38,594	44,311
Pool# 965719
6.00%, 1/1/2038	3,124	3,458
Pool# 961992
6.00%, 3/1/2038	53,495	61,389
Pool# 979504
5.00%, 4/1/2038	13,867	15,260
Pool# 974532
5.00%, 4/1/2038	9,382	10,335
Pool# 973726
6.00%, 4/1/2038	31,787	35,419
Pool# 995048
5.50%, 5/1/2038	43,061	48,616
Pool# 970232
5.50%, 5/1/2038	3,284	3,547
Pool# 969268
5.50%, 5/1/2038	1,849	1,997
Pool# 889579
6.00%, 5/1/2038	29,272	33,692
Pool# 889509
6.00%, 5/1/2038	19,794	22,784
Pool# 984000
5.00%, 6/1/2038	18,839	20,463
Pool# 985559
5.50%, 6/1/2038	19,075	20,883
Pool# 985731
5.50%, 6/1/2038	9,955	11,188
Pool# 929714
5.50%, 7/1/2038	147,248	166,075
Pool# 934333
5.50%, 7/1/2038	43,609	48,913
Pool# 963975
5.50%, 7/1/2038	30,364	34,073
Pool# 986999
5.50%, 7/1/2038	15,796	17,196
Pool# 929737
5.50%, 7/1/2038	934	1,051
Pool# 889962
5.50%, 8/1/2038	97,274	109,428
Pool# 929824
5.50%, 8/1/2038	19,630	22,091
Pool# 986062
5.50%, 8/1/2038	3,487	3,911
Pool# 925973
6.00%, 8/1/2038	5,469	6,058
Pool# 970650
5.50%, 10/1/2038	31,543	35,511
Pool# 992035
6.00%, 10/1/2038	5,283	5,886
Pool# 991002
6.00%, 10/1/2038	1,589	1,762
Pool# 995759
5.50%, 11/1/2038	167,245	188,611
Pool# 994637
5.50%, 11/1/2038	128,122	144,512

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# 985805
5.50%, 11/1/2038	$57,141	$64,371
Pool# 987994
5.50%, 11/1/2038	20,386	22,015
Pool# 970809
5.50%, 11/1/2038	9,122	10,210
Pool# AB0131
5.00%, 12/1/2038	7,561	8,343
Pool# 930253
5.50%, 12/1/2038	48,342	54,410
Pool# 970929
5.50%, 12/1/2038	31,180	34,546
Pool# 993055
5.50%, 12/1/2038	14,199	15,535
Pool# 991434
5.50%, 12/1/2038	13,799	15,545
Pool# 992944
5.50%, 12/1/2038	11,316	12,238
Pool# 992676
5.50%, 12/1/2038	10,357	11,187
Pool# 934249
5.50%, 12/1/2038	8,695	9,770
Pool# 934231
5.00%, 1/1/2039	1,521	1,674
Pool# 993100
5.50%, 1/1/2039	10,782	12,120
Pool# AA0187
5.50%, 1/1/2039	8,682	9,376
Pool# AA0729
5.50%, 2/1/2039	198,178	222,392
Pool# AA1638
5.50%, 2/1/2039	11,714	12,654
Pool# 935063
5.50%, 4/1/2039	47,381	52,953
Pool# 995894
6.00%, 4/1/2039	113,755	130,931
Pool# 935075
6.00%, 4/1/2039	9,306	10,285
Pool# 995862
5.00%, 7/1/2039	35,733	39,452
Pool# AL0070
5.00%, 7/1/2039	30,588	33,680
Pool# AC0017
5.50%, 9/1/2039	8,205	9,065
Pool# AD0638
6.00%, 9/1/2039	40,494	46,592
Pool# AL2875
5.00%, 11/1/2039	145,006	159,650
Pool# 190399
5.50%, 11/1/2039	4,944	5,576
Pool# MA0389
5.50%, 4/1/2040	21,653	24,328
Pool# 190404
4.50%, 5/1/2040	92,412	100,099
Pool# AL0071
5.00%, 5/1/2040	77,615	85,457
Pool# AL0015
5.50%, 5/1/2040	289,400	326,374
Pool# AB1316
5.50%, 5/1/2040	29,976	32,372
Pool# AB1149
5.00%, 6/1/2040	103,796	114,685
Pool# AD6438
5.00%, 6/1/2040	6,366	6,986
Pool# AB1259
5.00%, 7/1/2040	326,220	360,356
Pool# AD6856
5.00%, 7/1/2040	3,989	4,389

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AC9032
5.00%, 7/1/2040	$929	$994
Pool# AB1389
4.50%, 8/1/2040	432,949	468,724
Pool# AE0691
4.50%, 10/1/2040	61,373	66,386
Pool# AH3952
4.00%, 1/1/2041	2,364,629	2,525,637
Pool# AH1560
4.00%, 1/1/2041	338,068	361,005
Pool# AE0725
4.50%, 1/1/2041	85,793	92,961
Pool# AL0791
4.00%, 2/1/2041	433,125	462,619
Pool# AE0984
4.50%, 2/1/2041	17,830	19,320
Pool# AH9471
4.50%, 4/1/2041	497,740	534,042
Pool# AH4038
4.50%, 4/1/2041	478,925	518,890
Pool# AI0213
4.50%, 4/1/2041	195,168	211,448
Pool# AI1193
4.50%, 4/1/2041	75,835	82,165
Pool# AI0706
5.00%, 4/1/2041	53,035	56,783
Pool# AI2468
4.50%, 5/1/2041	687,559	745,072
Pool# AI4211
4.50%, 6/1/2041	414,987	449,703
Pool# AI3506
4.50%, 6/1/2041	25,913	28,080
Pool# AI8194
4.50%, 8/1/2041	464,648	503,526
Pool# 890603
5.00%, 8/1/2041	10,608	11,714
Pool# AB3505
4.00%, 9/1/2041	1,375,748	1,469,646
Pool# AJ1414
4.50%, 9/1/2041	218,824	237,629
Pool# AL1319
4.50%, 10/1/2041	120,509	130,504
Pool# AJ5269
4.00%, 11/1/2041	2,062,467	2,202,659
Pool# AJ9278
3.50%, 12/1/2041	718,990	755,146
Pool# AB4102
3.50%, 12/1/2041	279,911	293,994
Pool# AX5302
4.00%, 1/1/2042	594,972	635,414
Pool# AL4300
4.50%, 1/1/2042	285,999	309,751
Pool# AK2818
4.50%, 1/1/2042	193,533	205,779
Pool# AK2415
4.00%, 2/1/2042	675,137	721,121
Pool# AK4520
4.00%, 3/1/2042	312,909	334,289
Pool# AK6743
4.00%, 3/1/2042	125,078	133,619
Pool# AK6568
3.50%, 4/1/2042	1,145,441	1,203,192
Pool# AK6846
3.50%, 4/1/2042	706,393	741,852
Pool# AK9393
3.50%, 4/1/2042	661,766	694,698
Pool# AL4029
4.50%, 4/1/2042	271,548	294,194

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AP7363
4.00%, 10/1/2042	$2,376,339	$2,537,329
Pool# AL3714
3.50%, 1/1/2043	1,130,263	1,187,248
Pool# AQ9328
3.50%, 1/1/2043	192,223	201,912
Pool# AB9046
3.50%, 4/1/2043	1,172,902	1,231,965
Pool# AT2021
3.50%, 4/1/2043	899,379	944,725
Pool# AT1001
3.50%, 4/1/2043	563,260	592,705
Pool# AB9374
3.50%, 5/1/2043	566,650	595,205
Pool# AT7207
3.50%, 6/1/2043	1,519,878	1,594,009
Pool# AB9864
3.50%, 7/1/2043	410,699	431,406
Pool# AS0212
3.50%, 8/1/2043	1,840,184	1,930,527
Pool# AS0210
3.50%, 8/1/2043	1,243,151	1,304,963
Pool# AU0949
3.50%, 8/1/2043	940,613	998,742
Pool# AU3742
3.50%, 8/1/2043	711,893	747,568
Pool# AS0225
4.00%, 8/1/2043	2,366,005	2,520,069
Pool# AU0993
4.50%, 8/1/2043	122,403	128,861
Pool# AU6857
4.00%, 9/1/2043	761,078	814,808
Pool# AS0531
4.00%, 9/1/2043	539,836	576,445
Pool# AS0358
4.00%, 9/1/2043	414,168	442,052
Pool# MA1600
3.50%, 10/1/2043	1,204,822	1,264,002
Pool# AS0657
4.00%, 10/1/2043	656,041	697,939
Pool# AU4386
4.00%, 10/1/2043	297,003	316,035
Pool# AU6939
4.50%, 10/1/2043	188,230	203,721
Pool# AU9522
4.50%, 10/1/2043	158,775	171,794
Pool# AU5057
4.00%, 11/1/2043	601,613	637,604
Pool# AS1042
4.00%, 11/1/2043	202,666	215,510
Pool# AV0691
4.00%, 12/1/2043	223,026	237,973
Pool# AV0664
4.50%, 12/1/2043	874,378	946,261
Pool# AS1559
4.00%, 1/1/2044	1,341,291	1,421,009
Pool# AL5946
5.00%, 1/1/2044	804,679	886,757
Pool# AS1764
4.00%, 2/1/2044	285,881	305,698
Pool# AW1847
4.50%, 4/1/2044	97,542	104,878
Pool# AS2322
4.50%, 4/1/2044	22,598	24,300
Pool# AS2276
4.50%, 4/1/2044	14,771	15,880
Pool# MA1926
4.50%, 6/1/2044	616,555	662,882

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AW2478
4.50%, 6/1/2044	$340,111	$365,598
Pool# AW9189
4.50%, 7/1/2044	335,487	357,615
Pool# AL6223
4.50%, 8/1/2044	2,291,756	2,478,298
Pool# AX2491
4.00%, 10/1/2044	652,877	691,063
Pool# AS3656
4.50%, 10/1/2044	44,112	47,410
Pool# AL6432
4.00%, 1/1/2045	1,556,665	1,644,124
Pool# MA2145
4.00%, 1/1/2045	879,484	929,555
Pool# AL6520
4.00%, 2/1/2045	3,712,223	3,927,542
Pool# AZ1897
3.50%, 5/1/2045	762,728	794,905
Pool# AS5175
3.50%, 6/1/2045	1,346,608	1,409,276
Pool# AL9578
4.00%, 6/1/2045	1,020,078	1,088,907
Pool# AZ0862
3.50%, 7/1/2045	934,908	973,790
Pool# AZ7108
3.50%, 7/1/2045	363,072	377,794
Pool# AZ0869
4.00%, 7/1/2045	959,478	1,014,785
Pool# MA2415
4.00%, 10/1/2045	1,213,338	1,279,966
Pool# CA2929
3.50%, 12/1/2045	2,435,471	2,540,158
Pool# AS6400
4.00%, 12/1/2045	928,175	980,335
Pool# AS6464
3.50%, 1/1/2046	1,174,386	1,228,957
Pool# BA4782
4.00%, 1/1/2046	1,884,480	2,028,446
Pool# BC4114
3.50%, 2/1/2046	3,111,083	3,238,719
Pool# BC1105
3.50%, 2/1/2046	1,482,446	1,543,949
Pool# BC0300
3.50%, 3/1/2046	294,505	306,228
Pool# BC2495
4.00%, 3/1/2046	3,595,644	3,870,320
Pool# AS6795
4.00%, 3/1/2046	1,430,769	1,505,626
Pool# BC0793
3.50%, 4/1/2046	3,138,207	3,268,853
Pool# AS7248
4.00%, 5/1/2046	880,655	927,102
Pool# AS7401
4.00%, 6/1/2046	1,983,683	2,087,556
Pool# AS7580
3.00%, 7/1/2046	3,044,945	3,118,789
Pool# AS7558
4.00%, 7/1/2046	1,120,218	1,180,956
Pool# AS7801
3.50%, 8/1/2046	748,459	776,816
Pool# BM3932
3.50%, 10/1/2046	2,170,779	2,258,429
Pool# AS8143
4.00%, 10/1/2046	1,874,949	1,974,398
Pool# AS8144
4.00%, 10/1/2046	734,736	771,941
Pool# AS8157
4.50%, 10/1/2046	148,319	157,158

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BM3803
3.50%, 11/1/2046	$1,480,552	$1,541,150
Pool# BE5067
3.50%, 11/1/2046	1,061,497	1,105,692
Pool# MA2836
4.50%, 12/1/2046	610,102	647,067
Pool# AS8659
4.00%, 1/1/2047	2,546,687	2,678,608
Pool# AS8661
4.00%, 1/1/2047	1,776,882	1,864,761
Pool# AS8699
4.00%, 1/1/2047	637,410	668,936
Pool# MA2872
4.50%, 1/1/2047	558,615	592,044
Pool# BE5475
3.50%, 2/1/2047	1,833,164	1,897,223
Pool# BM3688
3.50%, 2/1/2047	1,487,960	1,548,717
Pool# AS8807
3.50%, 2/1/2047	224,257	232,768
Pool# FM1000
3.00%, 4/1/2047	1,253,539	1,282,483
Pool# MA2959
3.50%, 4/1/2047	4,277,223	4,428,414
Pool# BM5784
3.50%, 5/1/2047	3,138,329	3,254,041
Pool# BM5347
3.50%, 5/1/2047	1,008,355	1,046,486
Pool# BM5348
3.50%, 5/1/2047	774,275	802,728
Pool# BE3619
4.00%, 5/1/2047	4,059,294	4,256,063
Pool# MA2995
4.00%, 5/1/2047	382,149	400,748
Pool# AS9829
3.50%, 6/1/2047	1,437,360	1,485,965
Pool# AS9831
4.00%, 6/1/2047	6,672,370	6,992,429
Pool# BE3702
4.00%, 6/1/2047	1,889,648	1,981,732
Pool# MA3057
3.50%, 7/1/2047	4,723,337	4,885,418
Pool# BE3767
3.50%, 7/1/2047	2,007,211	2,075,491
Pool# BM1538
4.00%, 7/1/2047	3,181,662	3,336,356
Pool# CA0062
4.00%, 7/1/2047	1,678,481	1,763,104
Pool# AS9975
4.00%, 7/1/2047	1,532,895	1,606,273
Pool# MA3058
4.00%, 7/1/2047	1,450,242	1,514,872
Pool# MA3087
3.50%, 8/1/2047	3,304,617	3,415,547
Pool# CA0237
4.00%, 8/1/2047	3,650,106	3,822,928
Pool# MA3088
4.00%, 8/1/2047	3,388,567	3,558,034
Pool# MA3120
3.50%, 9/1/2047	647,077	668,643
Pool# BH4019
4.00%, 9/1/2047	3,743,029	3,917,129
Pool# MA3121
4.00%, 9/1/2047	1,736,418	1,818,498
Pool# MA3149
4.00%, 10/1/2047	2,154,537	2,254,193
Pool# BH9360
4.00%, 10/1/2047	1,193,280	1,246,964

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# MA3183
4.00%, 11/1/2047	$2,793,449	$2,924,471
Pool# FM1467
3.00%, 12/1/2047	1,650,000	1,690,018
Pool# MA3210
3.50%, 12/1/2047	3,680,235	3,813,931
Pool# BJ1662
3.50%, 12/1/2047	625,225	643,367
Pool# BM2005
4.00%, 12/1/2047	2,157,247	2,260,012
Pool# MA3211
4.00%, 12/1/2047	460,210	481,507
Pool# BM3392
4.00%, 1/1/2048	3,149,488	3,304,064
Pool# BJ8783
3.50%, 2/1/2048	2,094,310	2,159,953
Pool# BJ0650
3.50%, 3/1/2048	1,559,666	1,612,040
Pool# BJ0648
3.50%, 3/1/2048	1,558,382	1,608,770
Pool# BM3590
3.50%, 3/1/2048	1,505,093	1,566,635
Pool# BM3900
4.00%, 4/1/2048	1,471,520	1,540,066
Pool# BK2009
4.00%, 4/1/2048	1,407,441	1,464,902
Pool# CA1551
4.00%, 4/1/2048	1,046,564	1,094,985
Pool# CA1710
4.50%, 5/1/2048	2,035,822	2,149,276
Pool# CA2057
4.50%, 7/1/2048	642,162	679,909
Pool# MA3466
3.50%, 9/1/2048	3,069,030	3,159,088
Pool# BM2007
4.00%, 9/1/2048	2,649,978	2,757,002
Pool# BM4991
4.00%, 9/1/2048	2,620,282	2,726,784
Pool# FM1239
3.50%, 11/1/2048	3,108,427	3,196,669
Pool# BN1603
5.00%, 11/1/2048	158,161	169,423
Pool# BM5793
3.00%, 4/1/2049	4,139,392	4,202,501
Pool# ZT1955
3.00%, 5/1/2049	2,523,430	2,561,902
Pool# MA3663
3.50%, 5/1/2049	2,041,977	2,096,738
Pool# ZT2090
3.00%, 6/1/2049	4,019,703	4,080,987
Pool# MA3686
3.50%, 6/1/2049	2,422,763	2,489,682
Pool# QA0192
3.50%, 6/1/2049	976,064	1,004,440
Pool# FM1299
3.00%, 7/1/2049	3,322,130	3,372,779
Pool# MA3691
3.00%, 7/1/2049	133,030	135,058
Pool# MA3692
3.50%, 7/1/2049	2,492,426	2,563,932
Pool# MA3744
3.00%, 8/1/2049	4,311,793	4,377,531
Pool# SD8004
3.00%, 8/1/2049	4,168,325	4,231,876
Pool# RA1313
3.00%, 8/1/2049	1,986,342	2,016,626
Pool# MA3745
3.50%, 8/1/2049	2,468,403	2,543,660

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# MA3774
3.00%, 9/1/2049	$3,987,107	$4,047,895
Pool# SD8010
3.00%, 9/1/2049	2,800,325	2,843,019
Pool# MA3802
3.00%, 10/1/2049	1,650,000	1,675,156
UMBS, 30 Year, Single Family TBA
3.00%, 10/25/2049	7,230,000	7,338,450
3.50%, 10/25/2049	1,910,000	1,959,093

Total Mortgage-Backed Securities (cost $444,702,988)		451,813,736

Supranational 0.0%†
	Principal Amount	Value

African Export-Import Bank (The), 3.99%, 9/21/2029(a)	200,000	200,000
Banque Ouest Africaine de Developpement, Reg. S, 5.00%, 7/27/2027	200,000	212,400
Eastern & Southern African Trade & Development Bank, Reg. S, 4.88%, 5/23/2024	200,000	205,540

Total Supranational (cost $617,597)		617,940

U.S. Government Agency Securities 1.2%
	Principal Amount	Value

FHLB, 5.50%, 7/15/2036	7,955,000	11,566,371
FNMA, 5.63%, 7/15/2037	3,060,000	4,527,552
Tennessee Valley Authority, 5.25%, 9/15/2039	3,000,000	4,246,401

Total U.S. Government Agency Securities (cost $18,451,281)		20,340,324

U.S. Treasury Obligations 11.7%
	Principal Amount	Value

U.S. Treasury Bonds
4.50%, 2/15/2036 (d)	13,130,000	18,099,910
2.75%, 8/15/2042	54,240,000	60,897,113
3.00%, 11/15/2045	2,515,000	2,966,619
U.S. Treasury Inflation Linked Bonds
2.13%, 2/15/2040 (i)	10,655,000	16,735,973
1.38%, 2/15/2044 (i)	8,055,000	10,560,159
U.S. Treasury Inflation Linked Notes, 0.13%, 4/15/2022 (i)	55,665,000	58,109,335
U.S. Treasury Notes
1.25%, 8/31/2024 (d)	7,620,000	7,513,141
2.88%, 5/31/2025	1,545,000	1,651,400
3.00%, 10/31/2025	4,935,000	5,331,342
2.75%, 2/15/2028	5,565,000	6,041,938
3.13%, 11/15/2028	3,365,000	3,777,738
1.63%, 8/15/2029 (d)	2,705,000	2,692,532

Total U.S. Treasury Obligations (cost $188,498,158)		194,377,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Short-Term Investment 0.3%
	Principal Amount	Value

U.S. Treasury Obligation 0.3%

U.S. Treasury Bills, 2.38%, 1/2/2020(d)(j)	$4,500,000	$4,478,950

Total Short-Term Investment (cost $4,472,827)		4,478,950

Repurchase Agreements 2.3%
	Principal Amount	Value

Bank of America NA 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $7,000,448, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $7,140,000. (k)	7,000,000	7,000,000
BofA Securities, Inc. 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $7,998,845, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $8,158,300. (k)	7,998,333	7,998,333
Deutsche Bank Securities, Inc. 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $4,056,724, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $4,080,000. (k)(l)	4,000,000	4,000,000
Pershing LLC 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $20,001,362, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $20,400,000. (k)	20,000,000	20,000,000

Total Repurchase Agreements (cost $38,998,333)		38,998,333

Total Investments (cost $1,686,736,116) — 104.2%		1,736,316,555

Liabilities in excess of other assets — (4.2)%		(69,927,423)

NET ASSETS — 100.0%		$1,666,389,132

†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $191,143,137 which represents 11.47% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2019.
(d)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $74,466,188, which was collateralized by cash used to purchase repurchase agreements with a total value of $38,998,333 and by $37,642,399, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/1/2019 – 2/15/2048, a total value of $76,640,732.

(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date reflects the next call date.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.
(g)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(h)	Security in default.
(i)	Principal amounts are not adjusted for inflation.
(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k)

Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $38,998,333.

(l)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

CLO	Collateralized Loan Obligations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
OAO	Joint Stock Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Foreign Exchange AUD/USD	8	12/2019	USD	541,440	(8,548)
Foreign Exchange EUR/USD	47	12/2019	USD	6,440,469	(73,563)
Foreign Exchange ZAR/USD	4	12/2019	USD	130,750	(5,466)
U.S. Treasury 10 Year Note	820	12/2019	USD	106,856,250	(521,536)
U.S. Treasury 10 Year Ultra Note	288	12/2019	USD	41,013,000	(391,067)
U.S. Treasury Long Bond	68	12/2019	USD	11,037,250	(166,308)
U.S. Treasury Ultra Bond	55	12/2019	USD	10,554,844	(41,802)

					(1,208,290)

Short Contracts
U.S. Treasury 2 Year Note	(33)	12/2019	USD	(7,111,500)	15,054
U.S. Treasury 5 Year Note	(52)	12/2019	USD	(6,195,719)	29,996
30 Day Federal Funds	(1)	2/2020	USD	(410,429)	(2,796)

					42,254

					(1,166,036)

Currency:

AUD	Australian Dollar
EUR	Euro
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$–	$96,417,444	$–	$96,417,444
Collateralized Mortgage Obligations	–	145,146,817	–	145,146,817
Commercial Mortgage-Backed Securities	–	160,429,842	–	160,429,842
Corporate Bonds	–	575,626,432	–	575,626,432
Foreign Government Securities	–	48,069,537	–	48,069,537
Futures Contracts	45,050	–	–	45,050
Mortgage-Backed Securities	–	451,813,736	–	451,813,736
Repurchase Agreements	–	38,998,333	–	38,998,333
Short-Term Investment	–	4,478,950	–	4,478,950
Supranational	–	617,940	–	617,940
U.S. Government Agency Securities	–	20,340,324	–	20,340,324
U.S. Treasury Obligations	–	194,377,200	–	194,377,200
Total Assets	$45,050	$1,736,316,555	$–	$1,736,361,605
Liabilities:
Futures Contracts	$(1,211,086)	$–	$–	$(1,211,086)
Total Liabilities	$(1,211,086)	$–	$–	$(1,211,086)
Total	$(1,166,036)	$1,736,316,555	$–	$1,735,150,519

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to currency and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates and to manage currency risk. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$ 45,050
Total		$ 45,050

Liabilities:
Futures Contracts
Currency risk	Unrealized depreciation from futures contracts	$ (87,577)
Interest rate risk	Unrealized depreciation from futures contracts	(1,123,509)
Total		$ (1,211,086)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund

Investment Companies 92.1%
	Shares	Value

Equity Funds 75.0%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	132,784	$2,629,125
DFA International Large Cap Growth Portfolio	75,031	963,395
DFA Real Estate Securities Portfolio, Institutional Class	29,153	1,209,264
DFA U.S. Core Equity 1 Portfolio, Institutional Class	227,503	5,507,853
DFA U.S. Small Cap Portfolio, Institutional Class	43,064	1,427,149
DFA VA International Small Portfolio	41,257	478,580
DFA VA International Value Portfolio	122,763	1,443,699
DFA VA U.S. Large Value Portfolio	165,767	4,301,664

Total Equity Funds (cost $17,998,317)		17,960,729

Fixed Income Fund 17.1%
DFA VA Global Bond Portfolio	382,447	4,099,827

Total Fixed Income Fund (cost $4,030,270)

Total Investment Companies (cost $22,028,587)		22,060,556

Investment Contract 8.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$1,925,922	1,925,922

Total Investment Contract (cost $1,925,922)		1,925,922

Total Investments (cost $23,954,509) — 100.1%		23,986,478

Liabilities in excess of other assets — (0.1)%		(33,878)

NET ASSETS — 100.0%		$23,952,600

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(b)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$22,060,556	$–	$–	$22,060,556
Investment Contract	–	–	1,925,922	1,925,922
Total	$22,060,556	$–	$1,925,922	$23,986,478

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$1,855,523	$1,855,523
Purchases*	413,465	413,465
Sales	(343,066)	(343,066)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 9/30/2019	$1,925,922	$1,925,922

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund (Continued)

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT DFA Moderate Fund

Investment Companies 85.2%
	Shares	Value

Equity Funds 65.2%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	56,483	$1,118,355
DFA International Large Cap Growth Portfolio	151,928	1,950,752
DFA U.S. Core Equity 1 Portfolio, Institutional Class	277,414	6,716,192
DFA U.S. Small Cap Portfolio, Institutional Class	25,031	829,522
DFA VA International Small Portfolio	71,947	834,580
DFA VA International Value Portfolio	215,405	2,533,165
DFA VA U.S. Large Value Portfolio	161,721	4,196,670

Total Equity Funds (cost $17,650,435)		18,179,236

Fixed Income Funds 20.0%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	65,378	847,954
DFA Intermediate Term Extended Quality Portfolio	124,678	1,400,132
DFA Investment Grade Portfolio	123,537	1,400,905
DFA Short Duration Real Return Portfolio, Institutional Class	192,641	1,932,190

Total Fixed Income Funds (cost $5,329,709)		5,581,181

Total Investment Companies (cost $22,980,144)		23,760,417

Investment Contract 14.9%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$4,152,245	4,152,245

Total Investment Contract (cost $4,152,245)		4,152,245

Total Investments (cost $27,132,389) — 100.1%		27,912,662

Liabilities in excess of other assets — (0.1)%		(35,375)

NET ASSETS — 100.0%		$27,877,287

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(b)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT DFA Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$23,760,417	$–	$–	$23,760,417
Investment Contract	–	–	4,152,245	4,152,245
Total	$23,760,417	$–	$4,152,245	$27,912,662

Amounts designated as “–” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$3,693,309	$3,693,309
Purchases*	910,509	910,509
Sales	(451,573)	(451,573)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 9/30/2019	$4,152,245	$4,152,245

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT DFA Moderate Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Common Stocks 78.2%
	Shares	Value

Aerospace & Defense 2.1%
Arconic, Inc.	20,119	$523,094
Boeing Co. (The)	26,894	10,232,360
General Dynamics Corp.	11,986	2,190,202
Huntington Ingalls Industries, Inc. (a)	2,117	448,359
L3Harris Technologies, Inc.	11,234	2,343,862
Lockheed Martin Corp.	12,503	4,876,920
Northrop Grumman Corp.	7,984	2,992,323
Raytheon Co.	13,902	2,727,433
Textron, Inc. (a)	11,859	580,617
TransDigm Group, Inc. (a)	2,498	1,300,634
United Technologies Corp.	40,724	5,559,641

		33,775,445

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. (a)	6,781	574,893
Expeditors International of Washington, Inc.	8,547	634,957
FedEx Corp.	11,960	1,741,017
United Parcel Service, Inc., Class B	35,041	4,198,613

		7,149,480

Airlines 0.3%
Alaska Air Group, Inc.	6,214	403,351
American Airlines Group, Inc. (a)	20,172	544,039
Delta Air Lines, Inc.	29,189	1,681,286
Southwest Airlines Co.	24,357	1,315,521
United Airlines Holdings, Inc. *	11,007	973,129

		4,917,326

Auto Components 0.1%
Aptiv plc	12,841	1,122,560
BorgWarner, Inc.	10,746	394,164

		1,516,724

Automobiles 0.3%
Ford Motor Co.	195,466	1,790,469
General Motors Co.	63,531	2,381,142
Harley-Davidson, Inc. (a)	8,258	297,040

		4,468,651

Banks 4.3%
Bank of America Corp.	424,048	12,369,480
BB&T Corp.	38,208	2,039,161
Citigroup, Inc.	113,920	7,869,594
Citizens Financial Group, Inc.	22,809	806,754
Comerica, Inc.	7,856	518,417
Fifth Third Bancorp	36,217	991,621
First Republic Bank (a)	8,463	818,372
Huntington Bancshares, Inc.	52,393	747,648
JPMorgan Chase & Co.	161,090	18,958,682
KeyCorp	50,192	895,425
M&T Bank Corp.	6,805	1,074,986
People’s United Financial, Inc. (a)	20,347	318,125
PNC Financial Services Group, Inc. (The)	22,537	3,158,786
Regions Financial Corp.	50,408	797,455
SunTrust Banks, Inc.	22,126	1,522,269
SVB Financial Group *	2,608	544,942
US Bancorp	72,517	4,013,091
Wells Fargo & Co.	201,833	10,180,457
Zions Bancorp NA (a)	9,304	414,214

		68,039,479

Beverages 1.5%
Brown-Forman Corp., Class B (a)	9,155	574,751

Common Stocks (continued)
	Shares	Value

Beverages (continued)
Coca-Cola Co. (The)	193,630	$10,541,217
Constellation Brands, Inc., Class A	8,338	1,728,301
Molson Coors Brewing Co., Class B (a)	9,507	546,653
Monster Beverage Corp. *	19,504	1,132,402
PepsiCo, Inc.	70,173	9,620,718

		24,144,042

Biotechnology 1.7%
AbbVie, Inc. (a)	74,234	5,620,999
Alexion Pharmaceuticals, Inc. *	11,174	1,094,382
Amgen, Inc.	30,218	5,847,485
Biogen, Inc. *	9,328	2,171,745
Celgene Corp. *	35,454	3,520,582
Gilead Sciences, Inc.	63,879	4,048,651
Incyte Corp. *	8,951	664,433
Regeneron Pharmaceuticals, Inc. *	4,020	1,115,148
Vertex Pharmaceuticals, Inc. *	12,932	2,190,939

		26,274,364

Building Products 0.2%
Allegion plc (a)	4,788	496,276
AO Smith Corp. (a)	7,339	350,144
Fortune Brands Home & Security, Inc.	7,101	388,425
Johnson Controls International plc	39,683	1,741,687
Masco Corp.	14,958	623,449

		3,599,981

Capital Markets 2.1%
Affiliated Managers Group, Inc.	2,694	224,545
Ameriprise Financial, Inc.	6,668	980,863
Bank of New York Mellon Corp. (The)	41,825	1,890,908
BlackRock, Inc.	5,939	2,646,656
Cboe Global Markets, Inc.	5,549	637,636
Charles Schwab Corp. (The)	58,628	2,452,409
CME Group, Inc.	17,991	3,802,218
E*TRADE Financial Corp.	12,465	544,596
Franklin Resources, Inc. (a)	14,602	421,414
Goldman Sachs Group, Inc. (The)	16,381	3,394,635
Intercontinental Exchange, Inc.	28,139	2,596,385
Invesco Ltd. (a)	20,687	350,438
MarketAxess Holdings, Inc.	1,903	623,232
Moody’s Corp.	8,225	1,684,727
Morgan Stanley	63,816	2,723,029
MSCI, Inc.	4,215	917,816
Nasdaq, Inc.	5,902	586,364
Northern Trust Corp.	10,842	1,011,775
Raymond James Financial, Inc.	6,269	516,942
S&P Global, Inc.	12,376	3,031,872
State Street Corp.	18,587	1,100,165
T. Rowe Price Group, Inc.	11,786	1,346,550

		33,485,175

Chemicals 1.5%
Air Products & Chemicals, Inc.	10,986	2,437,354
Albemarle Corp. (a)	5,245	364,632
Celanese Corp.	6,451	788,893
CF Industries Holdings, Inc.	11,266	554,287
Corteva, Inc.	37,297	1,044,316
Dow, Inc.	37,349	1,779,680
DuPont de Nemours, Inc.	37,374	2,665,140
Eastman Chemical Co.	6,877	507,729

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
Ecolab, Inc.	12,660	$2,507,186
FMC Corp.	6,536	573,076
International Flavors & Fragrances, Inc. (a)	5,371	658,968
Linde plc	27,255	5,279,839
LyondellBasell Industries NV, Class A	13,072	1,169,552
Mosaic Co. (The)	18,017	369,349
PPG Industries, Inc.	11,769	1,394,744
Sherwin-Williams Co. (The)	4,131	2,271,513

		24,366,258

Commercial Services & Supplies 0.3%
Cintas Corp.	4,220	1,131,382
Copart, Inc. *	10,029	805,629
Republic Services, Inc.	10,727	928,422
Rollins, Inc. (a)	7,339	250,040
Waste Management, Inc.	19,496	2,242,040

		5,357,513

Communications Equipment 0.8%
Arista Networks, Inc. *	2,737	653,924
Cisco Systems, Inc.	213,684	10,558,126
F5 Networks, Inc. *	2,959	415,503
Juniper Networks, Inc.	17,510	433,373
Motorola Solutions, Inc.	8,213	1,399,577

		13,460,503

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc. (a)	6,813	623,390
Quanta Services, Inc.	7,318	276,620

		900,010

Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	3,108	851,903
Vulcan Materials Co.	6,630	1,002,721

		1,854,624

Consumer Finance 0.5%
American Express Co.	34,407	4,069,660
Capital One Financial Corp.	23,430	2,131,661
Discover Financial Services	16,139	1,308,711
Synchrony Financial	30,817	1,050,552

		8,560,584

Containers & Packaging 0.3%
Amcor plc	81,732	796,887
Avery Dennison Corp.	4,187	475,518
Ball Corp.	16,679	1,214,398
International Paper Co.	19,776	827,032
Packaging Corp. of America (a)	4,768	505,885
Sealed Air Corp.	8,055	334,363
Westrock Co.	12,995	473,668

		4,627,751

Distributors 0.1%
Genuine Parts Co. (a)	7,441	741,049
LKQ Corp. *	16,037	504,364

		1,245,413

Diversified Consumer Services 0.0%†
H&R Block, Inc. (a)	10,635	251,199

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B *	98,654	20,522,005

Diversified Telecommunication Services 1.7%
AT&T, Inc.	367,649	13,911,838

Common Stocks (continued)
	Shares	Value

Diversified Telecommunication Services (continued)
CenturyLink, Inc. (a)	48,562	$606,054
Verizon Communications, Inc.	208,100	12,560,916

		27,078,808

Electric Utilities 1.7%
Alliant Energy Corp.	11,833	638,154
American Electric Power Co., Inc.	24,620	2,306,648
Duke Energy Corp.	36,601	3,508,572
Edison International	17,782	1,341,118
Entergy Corp.	10,002	1,173,835
Evergy, Inc.	11,919	793,329
Eversource Energy	16,000	1,367,520
Exelon Corp.	48,447	2,340,474
FirstEnergy Corp.	27,161	1,309,975
NextEra Energy, Inc.	24,589	5,728,991
Pinnacle West Capital Corp.	5,661	549,513
PPL Corp.	36,508	1,149,637
Southern Co. (The)	52,347	3,233,474
Xcel Energy, Inc. (a)	26,380	1,711,798

		27,153,038

Electrical Equipment 0.4%
AMETEK, Inc.	11,455	1,051,798
Eaton Corp. plc	21,102	1,754,631
Emerson Electric Co.	30,663	2,050,128
Rockwell Automation, Inc.	5,893	971,167

		5,827,724

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	14,891	1,436,981
CDW Corp.	7,245	892,874
Corning, Inc.	39,103	1,115,218
FLIR Systems, Inc.	7,010	368,656
IPG Photonics Corp. *(a)	1,781	241,504
Keysight Technologies, Inc. *	9,364	910,649
TE Connectivity Ltd.	16,797	1,565,144

		6,531,026

Energy Equipment & Services 0.3%
Baker Hughes a GE Co.	31,366	727,691
Halliburton Co.	43,520	820,352
Helmerich & Payne, Inc.	5,660	226,796
National Oilwell Varco, Inc.	19,753	418,764
Schlumberger Ltd.	69,134	2,362,309
TechnipFMC plc	20,917	504,936

		5,060,848

Entertainment 1.4%
Activision Blizzard, Inc.	38,208	2,021,967
Electronic Arts, Inc. *	14,785	1,446,269
Netflix, Inc. *	22,029	5,895,401
Take-Two Interactive Software, Inc. *	5,733	718,574
Viacom, Inc., Class B	18,016	432,925
Walt Disney Co. (The)	90,622	11,809,859

		22,324,995

Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	5,692	876,796
American Tower Corp.	22,198	4,908,644
Apartment Investment & Management Co., Class A	7,363	383,907
AvalonBay Communities, Inc.	6,949	1,496,328
Boston Properties, Inc.	7,288	944,962

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.	20,751	$2,884,596
Digital Realty Trust, Inc.	10,377	1,347,038
Duke Realty Corp.	18,069	613,804
Equinix, Inc.	4,268	2,461,782
Equity Residential	17,651	1,522,575
Essex Property Trust, Inc.	3,273	1,069,125
Extra Space Storage, Inc.	6,495	758,746
Federal Realty Investment Trust	3,713	505,488
HCP, Inc.	24,213	862,709
Host Hotels & Resorts, Inc.	36,817	636,566
Iron Mountain, Inc.	14,813	479,793
Kimco Realty Corp.	21,804	455,267
Macerich Co. (The)	5,479	173,082
Mid-America Apartment Communities, Inc.	5,804	754,578
Prologis, Inc.	31,481	2,682,811
Public Storage	7,487	1,836,336
Realty Income Corp.	15,852	1,215,531
Regency Centers Corp.	8,296	576,489
SBA Communications Corp.	5,645	1,361,292
Simon Property Group, Inc.	15,420	2,400,123
SL Green Realty Corp.	4,361	356,512
UDR, Inc.	14,731	714,159
Ventas, Inc.	18,599	1,358,285
Vornado Realty Trust	8,068	513,690
Welltower, Inc.	20,387	1,848,082
Weyerhaeuser Co.	37,081	1,027,144

		39,026,240

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	22,127	6,375,010
Kroger Co. (The)	40,843	1,052,932
Sysco Corp.	25,810	2,049,314
Walgreens Boots Alliance, Inc.	38,244	2,115,276
Walmart, Inc.	71,548	8,491,317

		20,083,849

Food Products 0.9%
Archer-Daniels-Midland Co.	27,906	1,146,099
Campbell Soup Co. (a)	8,663	406,468
Conagra Brands, Inc.	24,755	759,483
General Mills, Inc.	30,362	1,673,554
Hershey Co. (The)	7,492	1,161,185
Hormel Foods Corp. (a)	13,807	603,780
JM Smucker Co. (The)	5,769	634,705
Kellogg Co. (a)	12,665	814,993
Kraft Heinz Co. (The)	30,978	865,371
Lamb Weston Holdings, Inc. (a)	7,255	527,584
McCormick & Co., Inc. (Non-Voting) (a)	6,097	952,961
Mondelez International, Inc., Class A	72,382	4,004,172
Tyson Foods, Inc., Class A	14,688	1,265,224

		14,815,579

Gas Utilities 0.0%†
Atmos Energy Corp.	5,861	667,509

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	88,925	7,440,355
ABIOMED, Inc. *	2,242	398,829
Align Technology, Inc. *	3,701	669,585
Baxter International, Inc.	25,679	2,246,142
Becton Dickinson and Co.	13,559	3,429,885

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp. *	70,085	$2,851,759
Cooper Cos., Inc. (The)	2,500	742,500
Danaher Corp.	32,123	4,639,525
DENTSPLY SIRONA, Inc.	11,771	627,512
Edwards Lifesciences Corp. *	10,404	2,287,944
Hologic, Inc. *	13,324	672,729
IDEXX Laboratories, Inc. *	4,286	1,165,492
Intuitive Surgical, Inc. *	5,763	3,111,616
Medtronic plc	67,505	7,332,393
ResMed, Inc.	7,138	964,415
Stryker Corp.	16,142	3,491,514
Teleflex, Inc.	2,316	786,861
Varian Medical Systems, Inc. *	4,641	552,697
Zimmer Biomet Holdings, Inc.	10,208	1,401,252

		44,813,005

Health Care Providers & Services 1.9%
AmerisourceBergen Corp.	7,924	652,383
Anthem, Inc.	12,842	3,083,364
Cardinal Health, Inc.	14,816	699,167
Centene Corp. *(a)	20,590	890,723
Cigna Corp.	18,944	2,875,510
CVS Health Corp.	65,268	4,116,453
DaVita, Inc. *	5,056	288,546
HCA Healthcare, Inc.	13,317	1,603,633
Henry Schein, Inc. *(a)	7,596	482,346
Humana, Inc.	6,736	1,722,193
Laboratory Corp. of America Holdings *	4,901	823,368
McKesson Corp.	9,468	1,293,897
Quest Diagnostics, Inc.	6,680	714,960
UnitedHealth Group, Inc.	47,682	10,362,252
Universal Health Services, Inc., Class B (a)	4,224	628,320
WellCare Health Plans, Inc. *	2,539	658,033

		30,895,148

Health Care Technology 0.1%
Cerner Corp.	16,214	1,105,308

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	19,933	871,271
Chipotle Mexican Grill, Inc. *	1,283	1,078,323
Darden Restaurants, Inc.	6,116	723,033
Hilton Worldwide Holdings, Inc.	14,509	1,350,933
Marriott International, Inc., Class A	13,787	1,714,689
McDonald’s Corp.	38,225	8,207,290
MGM Resorts International	25,384	703,644
Norwegian Cruise Line Holdings Ltd. *	10,976	568,228
Royal Caribbean Cruises Ltd.	8,560	927,305
Starbucks Corp.	60,279	5,329,869
Wynn Resorts Ltd.	4,815	523,487
Yum! Brands, Inc.	15,260	1,730,942

		23,729,014

Household Durables 0.3%
DR Horton, Inc.	16,892	890,377
Garmin Ltd.	7,263	615,103
Leggett & Platt, Inc. (a)	6,782	277,655
Lennar Corp., Class A	14,541	812,115
Mohawk Industries, Inc. *(a)	3,181	394,667
Newell Brands, Inc.	20,128	376,796
NVR, Inc. *	155	576,189

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Household Durables (continued)
PulteGroup, Inc.	13,196	$482,314
Whirlpool Corp. (a)	3,141	497,409

		4,922,625

Household Products 1.5%
Church & Dwight Co., Inc.	12,257	922,217
Clorox Co. (The)	6,343	963,311
Colgate-Palmolive Co.	42,859	3,150,565
Kimberly-Clark Corp.	17,156	2,437,010
Procter & Gamble Co. (The)	125,750	15,640,785

		23,113,888

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	33,478	547,031
NRG Energy, Inc.	12,835	508,266

		1,055,297

Industrial Conglomerates 1.0%
3M Co.	28,948	4,759,051
General Electric Co.	438,195	3,917,463
Honeywell International, Inc.	36,232	6,130,455
Roper Technologies, Inc.	5,180	1,847,188

		16,654,157

Insurance 1.9%
Aflac, Inc.	37,188	1,945,676
Allstate Corp. (The)	16,612	1,805,392
American International Group, Inc.	43,404	2,417,603
Aon plc	12,002	2,323,227
Arthur J Gallagher & Co.	9,218	825,656
Assurant, Inc.	3,041	382,619
Chubb Ltd.	23,013	3,715,219
Cincinnati Financial Corp.	7,683	896,375
Everest Re Group Ltd.	2,060	548,145
Globe Life, Inc.	5,014	480,141
Hartford Financial Services Group, Inc. (The)	18,003	1,091,162
Lincoln National Corp.	10,309	621,839
Loews Corp.	13,154	677,168
Marsh & McLennan Cos., Inc.	25,520	2,553,276
MetLife, Inc.	40,935	1,930,494
Principal Financial Group, Inc.	12,884	736,192
Progressive Corp. (The)	29,141	2,251,142
Prudential Financial, Inc.	20,255	1,821,937
Travelers Cos., Inc. (The)	13,065	1,942,635
Unum Group	10,994	326,742
Willis Towers Watson plc	6,440	1,242,727

		30,535,367

Interactive Media & Services 3.8%
Alphabet, Inc., Class A *	15,071	18,403,801
Alphabet, Inc., Class C *	15,224	18,558,056
Facebook, Inc., Class A *	121,043	21,555,337
TripAdvisor, Inc. *	5,106	197,500
Twitter, Inc. *	38,883	1,601,980

		60,316,674

Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc. *	20,906	36,290,934
Booking Holdings, Inc. *	2,143	4,205,873
eBay, Inc.	39,813	1,551,911
Expedia Group, Inc.	6,973	937,241

		42,985,959

IT Services 4.3%
Accenture plc, Class A	31,940	6,143,659

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Akamai Technologies, Inc. *	8,231	$752,149
Alliance Data Systems Corp.	2,089	267,664
Automatic Data Processing, Inc.	21,877	3,531,385
Broadridge Financial Solutions, Inc.	5,776	718,708
Cognizant Technology Solutions Corp., Class A	27,862	1,679,103
DXC Technology Co.	13,342	393,589
Fidelity National Information Services, Inc.	30,693	4,074,803
Fiserv, Inc. *	28,565	2,959,048
FleetCor Technologies, Inc. *	4,295	1,231,720
Gartner, Inc. *	4,590	656,324
Global Payments, Inc.	15,093	2,399,787
International Business Machines Corp.	44,400	6,456,648
Jack Henry & Associates, Inc.	3,933	574,100
Leidos Holdings, Inc.	6,843	587,677
Mastercard, Inc., Class A	44,984	12,216,305
Paychex, Inc.	15,943	1,319,602
PayPal Holdings, Inc. *	59,203	6,132,839
VeriSign, Inc. *	5,224	985,403
Visa, Inc., Class A (a)	86,928	14,952,485
Western Union Co. (The) (a)	21,347	494,610

		68,527,608

Leisure Products 0.0%†
Hasbro, Inc.	5,757	683,298

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	15,740	1,206,156
Illumina, Inc. *	7,334	2,231,149
IQVIA Holdings, Inc. *	9,160	1,368,321
Mettler-Toledo International, Inc. *	1,235	869,934
PerkinElmer, Inc. (a)	5,592	476,271
Thermo Fisher Scientific, Inc.	20,149	5,868,799
Waters Corp. *(a)	3,381	754,741

		12,775,371

Machinery 1.2%
Caterpillar, Inc.	28,359	3,582,025
Cummins, Inc.	7,935	1,290,786
Deere & Co.	15,822	2,668,855
Dover Corp. (a)	7,226	719,421
Flowserve Corp. (a)	6,776	316,507
Fortive Corp. (a)	14,690	1,007,146
IDEX Corp.	3,750	614,550
Illinois Tool Works, Inc. (a)	14,956	2,340,464
Ingersoll-Rand plc	12,023	1,481,354
PACCAR, Inc.	17,262	1,208,513
Parker-Hannifin Corp.	6,391	1,154,279
Pentair plc	8,159	308,410
Snap-on, Inc. (a)	2,847	445,669
Stanley Black & Decker, Inc.	7,549	1,090,151
Wabtec Corp. (a)	9,015	647,818
Xylem, Inc. (a)	9,167	729,877

		19,605,825

Media 1.1%
CBS Corp. (Non-Voting), Class B	16,608	670,465
Charter Communications, Inc., Class A *(a)	8,196	3,377,736
Comcast Corp., Class A	228,203	10,287,391
Discovery, Inc., Class A *(a)	8,046	214,265
Discovery, Inc., Class C *	18,193	447,912

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Media (continued)
DISH Network Corp., Class A *	11,871	$404,445
Fox Corp., Class A	17,612	555,394
Fox Corp., Class B	8,474	267,270
Interpublic Group of Cos., Inc. (The)	19,374	417,703
News Corp., Class A	19,651	273,542
News Corp., Class B	6,704	95,834
Omnicom Group, Inc. (a)	10,958	858,011

		17,869,968

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	72,738	696,102
Newmont Goldcorp Corp.	40,866	1,549,639
Nucor Corp.	15,166	772,101

		3,017,842

Multiline Retail 0.4%
Dollar General Corp.	12,883	2,047,624
Dollar Tree, Inc. *	11,837	1,351,312
Kohl’s Corp. (a)	8,256	409,993
Macy’s, Inc. (a)	15,542	241,523
Nordstrom, Inc. (a)	5,360	180,471
Target Corp.	25,777	2,755,819

		6,986,742

Multi-Utilities 0.9%
Ameren Corp.	12,226	978,691
CenterPoint Energy, Inc. (a)	25,380	765,968
CMS Energy Corp.	14,118	902,846
Consolidated Edison, Inc.	16,710	1,578,594
Dominion Energy, Inc.	41,350	3,351,004
DTE Energy Co. (a)	9,128	1,213,659
NiSource, Inc.	18,327	548,344
Public Service Enterprise Group, Inc.	25,197	1,564,230
Sempra Energy (a)	13,686	2,020,191
WEC Energy Group, Inc.	15,723	1,495,257

		14,418,784

Oil, Gas & Consumable Fuels 3.2%
Apache Corp. (a)	19,153	490,317
Cabot Oil & Gas Corp.	21,569	378,967
Chevron Corp.	95,345	11,307,917
Cimarex Energy Co.	5,253	251,829
Concho Resources, Inc. (a)	9,988	678,185
ConocoPhillips	55,975	3,189,456
Devon Energy Corp.	21,163	509,182
Diamondback Energy, Inc.	8,201	737,352
EOG Resources, Inc.	28,961	2,149,485
Exxon Mobil Corp.	212,888	15,032,022
Hess Corp.	12,809	774,688
HollyFrontier Corp.	7,777	417,158
Kinder Morgan, Inc.	97,122	2,001,684
Marathon Oil Corp.	40,614	498,334
Marathon Petroleum Corp.	33,052	2,007,909
Noble Energy, Inc. (a)	23,732	533,021
Occidental Petroleum Corp.	44,663	1,986,164
ONEOK, Inc.	20,574	1,516,098
Phillips 66	22,560	2,310,144
Pioneer Natural Resources Co.	8,391	1,055,336
Valero Energy Corp.	20,810	1,773,844
Williams Cos., Inc. (The)	60,415	1,453,585

		51,052,677

Common Stocks (continued)
	Shares	Value

Personal Products 0.2%
Coty, Inc., Class A	15,368	$161,518
Estee Lauder Cos., Inc. (The), Class A	11,130	2,214,313

		2,375,831

Pharmaceuticals 3.4%
Allergan plc	16,499	2,776,617
Bristol-Myers Squibb Co. (a)	82,192	4,167,956
Eli Lilly & Co.	42,825	4,789,120
Johnson & Johnson	132,828	17,185,287
Merck & Co., Inc.	128,870	10,848,277
Mylan NV *	25,588	506,131
Nektar Therapeutics *(a)	8,884	161,822
Perrigo Co. plc (a)	6,844	382,511
Pfizer, Inc.	277,906	9,985,162
Zoetis, Inc.	23,892	2,976,704

		53,779,587

Professional Services 0.3%
Equifax, Inc.	6,012	845,708
IHS Markit Ltd. *	20,172	1,349,103
Nielsen Holdings plc	17,980	382,075
Robert Half International, Inc.	6,146	342,086
Verisk Analytics, Inc. (a)	8,155	1,289,632

		4,208,604

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	16,916	896,717

Road & Rail 0.8%
CSX Corp.	40,152	2,781,329
JB Hunt Transport Services, Inc.	4,418	488,852
Kansas City Southern	4,997	664,651
Norfolk Southern Corp.	13,273	2,384,627
Union Pacific Corp.	35,446	5,741,543

		12,061,002

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *(a)	54,568	1,581,926
Analog Devices, Inc.	18,450	2,061,419
Applied Materials, Inc.	46,713	2,330,979
Broadcom, Inc.	20,028	5,529,130
Intel Corp.	223,042	11,493,354
KLA Corp.	8,061	1,285,326
Lam Research Corp.	7,296	1,686,179
Maxim Integrated Products, Inc.	13,841	801,532
Microchip Technology, Inc. (a)	11,853	1,101,262
Micron Technology, Inc. *	55,234	2,366,777
NVIDIA Corp.	30,574	5,322,016
Qorvo, Inc. *	6,072	450,178
QUALCOMM, Inc.	61,054	4,657,199
Skyworks Solutions, Inc.	8,798	697,242
Texas Instruments, Inc.	46,983	6,072,083
Xilinx, Inc.	12,660	1,214,094

		48,650,696

Software 5.2%
Adobe, Inc. *	24,431	6,749,064
ANSYS, Inc. *	4,177	924,621
Autodesk, Inc. *	10,954	1,617,906
Cadence Design Systems, Inc. *	13,996	924,856
Citrix Systems, Inc.	6,308	608,848
Fortinet, Inc. *	7,391	567,333
Intuit, Inc.	13,032	3,465,730
Microsoft Corp.	384,181	53,412,684

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Software (continued)
Oracle Corp.	112,064	$6,166,882
salesforce.com, Inc. *	44,120	6,549,173
Symantec Corp.	28,956	684,230
Synopsys, Inc. *	7,464	1,024,434

		82,695,761

Specialty Retail 1.9%
Advance Auto Parts, Inc.	3,655	604,537
AutoZone, Inc. *	1,223	1,326,490
Best Buy Co., Inc.	11,563	797,731
CarMax, Inc. *(a)	8,263	727,144
Gap, Inc. (The) (a)	11,053	191,880
Home Depot, Inc. (The)	55,072	12,777,805
L Brands, Inc.	12,011	235,296
Lowe’s Cos., Inc.	38,893	4,276,674
O’Reilly Automotive, Inc. *	3,902	1,554,986
Ross Stores, Inc.	18,330	2,013,551
Tiffany & Co. (a)	5,509	510,299
TJX Cos., Inc. (The)	60,962	3,398,022
Tractor Supply Co.	5,996	542,278
Ulta Beauty, Inc. *	2,960	741,924

		29,698,617

Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	214,306	47,998,115
Hewlett Packard Enterprise Co.	66,674	1,011,445
HP, Inc.	75,110	1,421,081
NetApp, Inc.	12,281	644,875
Seagate Technology plc	12,023	646,717
Western Digital Corp.	14,833	884,640
Xerox Holdings Corp.	9,652	288,692

		52,895,565

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd. *	7,694	255,133
Hanesbrands, Inc.	18,699	286,469
NIKE, Inc., Class B	63,094	5,925,788
PVH Corp.	3,884	342,685
Ralph Lauren Corp. (a)	2,730	260,633
Tapestry, Inc.	14,698	382,883
Under Armour, Inc., Class A *(a)	9,583	191,085
Under Armour, Inc., Class C *(a)	10,369	187,990
VF Corp.	16,234	1,444,664

		9,277,330

Tobacco 0.6%
Altria Group, Inc.	93,998	3,844,518
Philip Morris International, Inc.	78,281	5,943,877

		9,788,395

Trading Companies & Distributors 0.1%
Fastenal Co.	28,486	930,638
United Rentals, Inc. *	4,007	499,432
WW Grainger, Inc.	2,232	663,239

		2,093,309

Water Utilities 0.1%
American Water Works Co., Inc.	8,989	1,116,704

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. *	15,890	1,251,655

Total Common Stocks (cost $1,133,245,959)		1,242,940,473

Purchased Options 1.2%
	Number of Contracts	Value

Call Options 1.2%
Future Interest Rate Options 0.3%
U.S. Treasury 30 Year Bond 10/25/2019 at USD 160.00, American Style, Notional Amount: USD 1,411,000 Exchange Traded*	1,411	$4,299,141

Future Equity Index Options 0.9%
S&P 500 E-Mini Index 11/15/2019 at USD 2,800.00, European Style, Notional Amount: USD 95,553,354 Exchange Traded*	642	6,426,420
S&P 500 E-Mini Index 12/20/2019 at USD 2,750.00, American Style, Notional Amount: USD 95,553,354 Exchange Traded*	642	8,384,520

		14,810,940

Total Purchased Options (cost $23,656,351)		19,110,081

Short-Term Investments 14.8%
	Principal Amount	Value

U.S. Treasury Obligations 14.8%
U.S. Treasury Bills 1.93%, 12/05/2019	$230,000,000	229,258,660
1.92%, 12/12/2019 (b)	5,900,000	5,879,035

Total Short-Term Investments (cost $235,079,084)		235,137,695

Repurchase Agreements 1.1%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $1,020,000. (c)	1,000,000	1,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $4,203,252, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $4,287,043. (c)	4,202,983	4,202,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $5,070,905, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $5,100,000. (c)(d)	$5,000,000	$5,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $7,000,477, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $7,140,000. (c)	7,000,000	7,000,000

Total Repurchase Agreements (cost $17,202,983)		17,202,983

Total Investments (cost $1,409,184,377) — 95.3%		1,514,391,232

Other assets in excess of liabilities — 4.7%		74,529,421

NET ASSETS — 100.0%		$1,588,920,653

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $62,452,107, which was collateralized by cash used to purchase repurchase agreements with a total value of $17,202,983 and by $46,500,601, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $63,703,584.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $17,202,983.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

REIT	Real Estate Investment Trust

Currency:

USD United	States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Futures contracts outstanding as of September 30, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P 500 E-Mini Index	2,312	12/2019	USD	344,314,600	(2,671,733)
U.S. Treasury Long Bond	253	12/2019	USD	41,065,063	1,097,248

					(1,574,485)

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,242,940,473	$–	$–	$1,242,940,473
Futures Contracts	1,097,248	–	–	1,097,248
Purchased Options	19,110,081	–	–	19,110,081
Repurchase Agreements	–	17,202,983	–	17,202,983
Short-Term Investments	–	235,137,695	–	235,137,695
Total Assets	$1,263,147,802	$252,340,678	$–	$1,515,488,480
Liabilities:
Futures Contracts	$(2,671,733)	$–	$–	$(2,671,733)
Total Liabilities	$(2,671,733)	$–	$–	$(2,671,733)
Total	$1,260,476,069	$252,340,678	$–	$1,512,816,747

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using purchased options and financial futures contracts.

Options

The Fund has long positions in options on equity index futures contracts and bond treasury futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to the value of equities and bonds. The purchase of call options provides a measure of downside risk control.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to equity and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Purchased Options
Equity risk	Investment securities, at value	$ 14,810,940
Interest rate risk	Investment securities, at value	4,299,141
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	1,097,248
Total		$ 20,207,329

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (2,671,733)
Total		$ (2,671,733)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 98.5%
	Shares	Value

BRAZIL 8.5%
Airlines 0.5%
Azul SA, ADR *	122,539	$4,389,347

Banks 2.4%
Banco Bradesco SA (Preference) *	1,048,209	8,557,323
Banco do Brasil SA *	872,300	9,550,279
Itau Unibanco Holding SA, ADR	387,028	3,254,905

		21,362,507

Beverages 0.3%
Ambev SA *	639,390	2,962,312

Capital Markets 0.6%
Banco BTG Pactual SA *	341,400	4,810,881

Chemicals 0.4%
Braskem SA (Preference), Class A *	443,058	3,467,730

Diversified Consumer Services 0.4%
YDUQS Part	421,321	3,658,591

Diversified Telecommunication Services 1.1%
Telefonica Brasil SA, ADR (a)	393,148	5,177,759
Telefonica Brasil SA (Preference) *	296,280	3,917,646

		9,095,405

Household Durables 0.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	332,336	1,923,653

Insurance 0.6%
IRB Brasil Resseguros S/A	546,600	4,954,321

Metals & Mining 0.9%
Vale SA *	686,201	7,886,039

Road & Rail 0.7%
Rumo SA *	969,800	5,718,504

Transportation Infrastructure 0.4%
CCR SA	861,400	3,576,252

		73,805,542

CANADA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Parex Resources, Inc. *	280,800	4,302,555

CHILE 0.4%
Electric Utilities 0.4%
Enel Americas SA	20,747,230	3,798,608

CHINA 29.0%
Banks 3.5%
China Construction Bank Corp., Class H	18,435,706	14,019,313
Industrial & Commercial Bank of China Ltd., Class H	24,146,000	16,123,140

		30,142,453

Beverages 1.0%
Budweiser Brewing Co. APAC Ltd. Reg. S *(b)	2,314,900	8,328,997

Construction Materials 0.8%
China National Building Material Co. Ltd., Class H	7,596,000	6,862,684

Diversified Consumer Services 0.9%
New Oriental Education & Technology Group, Inc., ADR *	72,354	8,013,929

Entertainment 0.6%
NetEase, Inc., ADR	19,764	5,260,782

Health Care Providers & Services 0.2%
Sinopharm Group Co. Ltd., Class H	635,200	1,996,791

Common Stocks (continued)
	Shares	Value

CHINA (continued)
Hotels, Restaurants & Leisure 1.1%
Huazhu Group Ltd., ADR	169,925	$5,610,924
Xiabuxiabu Catering Management China Holdings Co. Ltd. Reg. S *(b)	3,189,556	4,251,813

		9,862,737

Insurance 4.0%
PICC Property & Casualty Co. Ltd., Class H	4,321,000	5,072,808
Ping An Insurance Group Co. of China Ltd., Class H	2,541,713	29,414,499

		34,487,307

Interactive Media & Services 6.9%
58.com, Inc., ADR *	78,727	3,882,028
Autohome, Inc., ADR *	27,077	2,250,911
Baidu, Inc., ADR *	36,820	3,783,623
Tencent Holdings Ltd.	1,191,022	50,546,612

		60,463,174

Internet & Direct Marketing Retail 5.5%
Alibaba Group Holding Ltd., ADR *	253,447	42,383,941
Ctrip.com International Ltd., ADR *	103,280	3,025,071
Prosus NV *	24,603	1,806,060

		47,215,072

Leisure Products 0.1%
Goodbaby International Holdings Ltd. *	6,086,000	916,504

Life Sciences Tools & Services 0.2%
Wuxi Biologics Cayman, Inc. Reg. S *(b)	188,000	1,921,202

Machinery 0.7%
Haitian International Holdings Ltd.	1,837,856	3,751,420
Weichai Power Co. Ltd., Class H	1,377,530	1,997,265

		5,748,685

Marine 0.4%
SITC International Holdings Co. Ltd.	3,675,000	3,777,795

Pharmaceuticals 0.3%
CSPC Pharmaceutical Group Ltd.	1,324,000	2,677,076

Real Estate Management & Development 1.2%
China Overseas Land & Investment Ltd.	1,548,000	4,897,085
China Resources Land Ltd.	1,270,462	5,296,785

		10,193,870

Textiles, Apparel & Luxury Goods 1.1%
ANTA Sports Products Ltd.	393,753	3,260,852
Shenzhou International Group Holdings Ltd.	446,286	5,871,416

		9,132,268

Wireless Telecommunication Services 0.5%
China Mobile Ltd.	511,685	4,246,601

		251,247,927

COLOMBIA 0.6%
Banks 0.6%
Bancolombia SA, ADR	100,529	4,971,159

GEORGIA 0.5%
Banks 0.5%
Bank of Georgia Group plc	242,781	3,988,084

HONG KONG 0.6%
Machinery 0.6%
Techtronic Industries Co. Ltd.	702,000	4,926,599

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)
	Shares	Value

HUNGARY 0.4%
Oil, Gas & Consumable Fuels 0.4%
MOL Hungarian Oil & Gas plc	379,321	$3,567,818

INDIA 9.9%
Auto Components 0.2%
Motherson Sumi Systems Ltd.	1,387,288	2,057,799

Automobiles 0.5%
Maruti Suzuki India Ltd.	48,234	4,574,450

Banks 2.1%
HDFC Bank Ltd., ADR	266,180	15,185,569
Kotak Mahindra Bank Ltd.	158,206	3,680,037

		18,865,606

Biotechnology 0.4%
Biocon Ltd.	1,032,396	3,250,927

Chemicals 0.8%
UPL Ltd.	779,019	6,640,307

Communications Equipment 0.1%
Tejas Networks Ltd. Reg. S (b)	605,000	711,395

Construction & Engineering 0.9%
Larsen & Toubro Ltd.	362,769	7,548,217

Diversified Financial Services 0.2%
Bajaj Holdings & Investment Ltd.	31,813	1,614,855

Health Care Providers & Services 0.5%
Apollo Hospitals Enterprise Ltd.	199,925	3,944,794

IT Services 1.2%
Infosys Ltd., ADR (a)	514,665	5,851,741
Tech Mahindra Ltd.	509,736	5,141,502

		10,993,243

Metals & Mining 1.0%
Hindalco Industries Ltd.	1,980,731	5,357,264
Hindustan Zinc Ltd.	1,111,713	3,356,000

		8,713,264

Pharmaceuticals 0.1%
Piramal Enterprises Ltd.	36,639	844,457

Real Estate Management & Development 0.3%
Oberoi Realty Ltd.	301,719	2,166,369

Road & Rail 0.3%
Container Corp. of India Ltd.	301,145	2,574,658

Thrifts & Mortgage Finance 0.7%
Housing Development Finance Corp. Ltd.	215,444	6,014,891

Tobacco 0.6%
ITC Ltd.	1,402,474	5,150,007

		85,665,239

INDONESIA 2.1%
Banks 0.9%
Bank Mandiri Persero Tbk. PT	11,028,300	5,421,839
Bank Rakyat Indonesia Persero Tbk. PT	8,274,700	2,403,031

		7,824,870

Diversified Telecommunication Services 0.7%
Telekomunikasi Indonesia Persero Tbk. PT	8,004,200	2,417,910
Telekomunikasi Indonesia Persero Tbk. PT, ADR	134,318	4,044,315

		6,462,225

Real Estate Management & Development 0.2%
Pakuwon Jati Tbk. PT	30,492,197	1,431,410

Common Stocks (continued)
	Shares	Value

INDONESIA (continued)
Trading Companies & Distributors 0.3%
AKR Corporindo Tbk. PT	8,154,536	$2,185,743

		17,904,248

LUXEMBOURG 0.9%
Energy Equipment & Services 0.4%
Tenaris SA, ADR (a)	162,970	3,451,705

Metals & Mining 0.5%
Ternium SA, ADR	213,563	4,098,274

		7,549,979

MACAU 1.0%
Hotels, Restaurants & Leisure 1.0%
Sands China Ltd.	1,816,800	8,295,190

MALAYSIA 0.6%
Beverages 0.3%
Heineken Malaysia Bhd.	468,000	2,682,717

Energy Equipment & Services 0.3%
Yinson Holdings Bhd.	1,559,600	2,484,978

		5,167,695

MEXICO 4.0%
Banks 1.2%
Grupo Financiero Banorte SAB de CV, Class O	1,978,719	10,635,590

Beverages 1.2%
Arca Continental SAB de CV	693,925	3,750,936
Fomento Economico Mexicano SAB de CV	685,261	6,286,942

		10,037,878

Equity Real Estate Investment Trusts (REITs) 0.4%
PLA Administradora Industrial S de RL de CV	2,484,485	3,843,687

Food Products 0.4%
Gruma SAB de CV, Class B (a)	343,165	3,511,642

Transportation Infrastructure 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV	665,529	3,948,522
Grupo Aeroportuario del Pacifico SAB de CV, ADR	29,000	2,799,080

		6,747,602

		34,776,399

NIGERIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
SEPLAT Petroleum Development Co. plc Reg. S (b)	974,299	1,375,082

PANAMA 0.7%
Airlines 0.7%
Copa Holdings SA, Class A	63,942	6,314,273

PERU 1.3%
Banks 1.3%
Credicorp Ltd.	55,298	11,526,315

PHILIPPINES 1.2%
Banks 0.7%
BDO Unibank, Inc.	2,368,005	6,527,323

Industrial Conglomerates 0.1%
GT Capital Holdings, Inc.	41,616	675,569

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)
	Shares	Value

PHILIPPINES (continued)
Real Estate Management & Development 0.4%
Ayala Land, Inc.	3,349,400	$3,197,282

		10,400,174

POLAND 0.3%
Entertainment 0.3%
CD Projekt SA	43,973	2,673,315

PORTUGAL 0.5%
Oil, Gas & Consumable Fuels 0.5%
Galp Energia SGPS SA	265,802	3,998,088

RUSSIA 6.9%
Banks 2.1%
Sberbank of Russia PJSC, ADR	639,731	9,065,077
Sberbank of Russia PJSC, ADR	542,963	7,678,854
Sberbank of Russia PJSC (Preference)	496,872	1,540,734

		18,284,665

Electric Utilities 0.4%
Inter RAO UES PJSC	48,243,614	3,341,155

Food & Staples Retailing 0.4%
X5 Retail Group NV, GDR Reg. S	107,793	3,767,300

Metals & Mining 0.5%
MMC Norilsk Nickel PJSC, ADR	176,816	4,524,721

Oil, Gas & Consumable Fuels 2.7%
Lukoil PJSC, ADR	132,981	10,981,074
Lukoil PJSC, ADR	118,504	9,803,836
Novatek PJSC	65,153	1,317,601

		22,102,511

Professional Services 0.1%
HeadHunter Group plc, ADR	64,568	1,245,517

Road & Rail 0.7%
Globaltrans Investment plc, GDR Reg. S	700,391	6,019,387

		59,285,256

SOUTH AFRICA 3.5%
Diversified Financial Services 0.7%
FirstRand Ltd. (a)	1,396,329	5,744,631

Food & Staples Retailing 0.1%
Massmart Holdings Ltd.	269,502	780,407

Industrial Conglomerates 0.4%
Bidvest Group Ltd. (The) (a)	290,454	3,663,976

Insurance 0.3%
Sanlam Ltd.	468,518	2,310,611

Internet & Direct Marketing Retail 1.2%
Naspers Ltd., Class N	70,141	10,656,290

Trading Companies & Distributors 0.2%
Barloworld Ltd.	273,791	2,090,191

Wireless Telecommunication Services 0.6%
Vodacom Group Ltd.	613,670	4,849,685

		30,095,791

SOUTH KOREA 12.0%
Auto Components 0.3%
Nexen Tire Corp.	218,211	1,651,599
Woory Industrial Co. Ltd.	45,906	892,959

		2,544,558

Banks 1.1%
KB Financial Group, Inc.	151,362	5,414,480

Common Stocks (continued)
	Shares	Value

SOUTH KOREA (continued)
Banks (continued)
Shinhan Financial Group Co. Ltd.	111,833	$3,897,858

		9,312,338

Chemicals 0.5%
LG Chem Ltd. (Preference)	30,751	4,307,400

Entertainment 0.6%
NCSoft Corp.	11,800	5,131,680

Household Durables 0.4%
Woongjin Coway Co. Ltd.	42,909	3,037,316

Insurance 0.5%
DB Insurance Co. Ltd.	69,637	3,000,034
Orange Life Insurance Ltd. Reg. S (b)	73,846	1,662,862

		4,662,896

Metals & Mining 0.2%
POSCO	10,176	1,927,365

Oil, Gas & Consumable Fuels 0.4%
S-Oil Corp.	36,714	3,064,423

Semiconductors & Semiconductor Equipment 1.7%
SK Hynix, Inc.	223,688	15,382,398

Technology Hardware, Storage & Peripherals 6.0%
Samsung Electronics Co. Ltd.	1,032,066	42,108,221
Samsung Electronics Co. Ltd. (Preference)	327,199	10,753,502

		52,861,723

Textiles, Apparel & Luxury Goods 0.3%
Fila Korea Ltd.	47,667	2,308,263

		104,540,360

TAIWAN 8.7%
Chemicals 0.7%
Formosa Plastics Corp.	2,097,000	6,397,716

Electronic Equipment, Instruments & Components 1.0%
Chroma ATE, Inc.	911,000	4,316,492
Largan Precision Co. Ltd.	31,000	4,480,621

		8,797,113

Food & Staples Retailing 0.3%
President Chain Store Corp.	294,319	2,753,113

Semiconductors & Semiconductor Equipment 6.2%
Globalwafers Co. Ltd.	309,000	3,147,718
Taiwan Semiconductor Manufacturing Co. Ltd.	3,089,639	27,217,975
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	500,580	23,266,958

		53,632,651

Wireless Telecommunication Services 0.5%
Far EasTone Telecommunications Co. Ltd.	1,684,000	3,932,983

		75,513,576

THAILAND 2.4%
Banks 0.8%
Bangkok Bank PCL	440,000	2,535,573
Kasikornbank PCL	858,278	4,407,681

		6,943,254

Construction Materials 0.2%
Siam Cement PCL (The)	155,800	2,079,344

Oil, Gas & Consumable Fuels 0.7%
PTT PCL	3,914,350	6,111,173

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)
	Shares	Value

THAILAND (continued)
Wireless Telecommunication Services 0.7%
Advanced Info Service PCL	836,256	$6,018,898

		21,152,669

TURKEY 0.3%
Oil, Gas & Consumable Fuels 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	48,828	1,239,717

Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S	583,193	1,342,938

		2,582,655

UNITED KINGDOM 1.5%
Paper & Forest Products 0.6%
Mondi plc	264,042	5,056,012

Personal Products 0.9%
Unilever NV, NYRS	130,728	7,847,602

		12,903,614

Total Common Stocks (cost $891,537,280)		852,328,210

Repurchase Agreements 1.9%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $3,000,192, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $3,060,000.(c)	$3,000,000	3,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,055,157, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $1,076,191.(c)	1,055,089	1,055,089

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $12,000,817, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $12,240,000.(c)	12,000,000	12,000,000

Total Repurchase Agreements (cost $16,055,089)		16,055,089

Total Investments (cost $907,592,369) — 100.4%		868,383,299

Liabilities in excess of other assets — (0.4)%		(3,752,546)

NET ASSETS — 100.0%		$864,630,753

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $19,910,507, which was collateralized by cash used to purchase repurchase agreements with a total value of $16,055,089 and by $4,535,525, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 11/7/2019 – 5/15/2049, a total value of $20,590,614.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $18,251,351 which represents 2.11% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $16,055,089.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$10,703,620	$–	$–	$10,703,620
Auto Components	–	4,602,357	–	4,602,357
Automobiles	–	4,574,450	–	4,574,450
Banks	71,359,994	79,024,170	–	150,384,164
Beverages	21,329,187	2,682,717	–	24,011,904
Biotechnology	–	3,250,927	–	3,250,927
Capital Markets	4,810,881	–	–	4,810,881
Chemicals	3,467,730	17,345,423	–	20,813,153
Communications Equipment	–	711,395	–	711,395
Construction & Engineering	–	7,548,217	–	7,548,217
Construction Materials	–	8,942,028	–	8,942,028
Diversified Consumer Services	11,672,520	–	–	11,672,520
Diversified Financial Services	–	7,359,486	–	7,359,486
Diversified Telecommunication Services	13,139,720	2,417,910	–	15,557,630
Electric Utilities	3,798,608	3,341,155	–	7,139,763
Electronic Equipment, Instruments & Components	4,316,492	4,480,621	–	8,797,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$3,451,705	$2,484,978	$–	$5,936,683
Entertainment	5,260,782	7,804,995	–	13,065,777
Equity Real Estate Investment Trusts (REITs)	3,843,687	–	–	3,843,687
Food & Staples Retailing	–	7,300,820	–	7,300,820
Food Products	3,511,642	–	–	3,511,642
Health Care Providers & Services	–	5,941,585	–	5,941,585
Hotels, Restaurants & Leisure	5,610,924	12,547,003	–	18,157,927
Household Durables	1,923,653	3,037,316	–	4,960,969
Industrial Conglomerates	–	4,339,545	–	4,339,545
Insurance	4,954,321	41,460,814	–	46,415,135
Interactive Media & Services	9,916,562	50,546,612	–	60,463,174
Internet & Direct Marketing Retail	47,215,072	10,656,290	–	57,871,362
IT Services	5,851,741	5,141,502	–	10,993,243
Leisure Products	–	916,504	–	916,504
Life Sciences Tools & Services	–	1,921,202	–	1,921,202
Machinery	–	10,675,284	–	10,675,284
Marine	–	3,777,795	–	3,777,795
Metals & Mining	16,509,034	10,640,629	–	27,149,663
Oil, Gas & Consumable Fuels	14,106,391	31,654,976	–	45,761,367
Paper & Forest Products	–	5,056,012	–	5,056,012
Personal Products	7,847,602	–	–	7,847,602
Pharmaceuticals	–	3,521,533	–	3,521,533
Professional Services	1,245,517	–	–	1,245,517
Real Estate Management & Development	–	16,988,931	–	16,988,931
Road & Rail	5,718,504	8,594,045	–	14,312,549
Semiconductors & Semiconductor Equipment	23,266,958	45,748,091	–	69,015,049
Technology Hardware, Storage & Peripherals	–	52,861,723	–	52,861,723
Textiles, Apparel & Luxury Goods	–	11,440,531	–	11,440,531
Thrifts & Mortgage Finance	–	6,014,891	–	6,014,891
Tobacco	–	5,150,007	–	5,150,007
Trading Companies & Distributors	–	4,275,934	–	4,275,934
Transportation Infrastructure	10,323,854	–	–	10,323,854
Wireless Telecommunication Services	–	20,391,105	–	20,391,105
Total Common Stocks	$315,156,701	$537,171,509	$–	$852,328,210
Repurchase Agreements	$–	$16,055,089	$–	$16,055,089
Total	$315,156,701	$553,226,598	$–	$868,383,299

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Government Bond Fund

Asset-Backed Securities 8.1%
	Principal Amount	Value

Automobiles 3.4%
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 2/15/2028(a)	$4,615,384	$4,715,569
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	1,828,856	1,836,260
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	4,999,999	5,147,803
Series 2019-1A, Class A2, 3.21%, 2/15/2024(a)	4,500,000	4,593,483

		16,293,115

Other 4.7%
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026(a)	10,056,716	10,143,242
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T2, Class AT2, 2.52%, 8/15/2053(a)	5,490,000	5,476,384
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	6,605,000	6,635,339

		22,254,965

Total Asset-Backed Securities (cost $38,090,657)		38,548,080

Collateralized Mortgage Obligations 8.2%
	Principal Amount	Value

FHLMC REMICS
Series 2985, Class JR, 4.50%, 6/15/2025	2,659,531	2,754,341
Series 2922, Class GA, 5.50%, 5/15/2034	150,241	151,034
FNMA REMICS
Series 2003-64, Class HQ, 5.00%, 7/25/2023	811,991	842,452
Series 1993-149, Class M, 7.00%, 8/25/2023	216,003	229,647
Series 2005-40, Class YG, 5.00%, 5/25/2025	2,540,215	2,640,511
Series 2015-92, Class PA, 2.50%, 12/25/2041	5,895,696	6,019,401
Series 2013-59, Class MX, 2.50%, 9/25/2042	21,835,889	22,144,146
Series 2015-88, Class JA, 2.50%, 12/25/2045	4,279,276	4,316,947

Total Collateralized Mortgage Obligations (cost $38,820,884)		39,098,479

Corporate Bonds 5.4%
	Principal Amount	Value

Diversified Financial Services 5.4%
Private Export Funding Corp.,
Series II, 2.05%, 11/15/2022	5,000,000	5,043,755

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Financial Services (continued)
Private Export Funding Corp.,
Series GG, 2.45%, 7/15/2024	$5,500,000	$5,645,573
Series NN, 3.25%, 6/15/2025(b)	14,000,000	15,059,006

Total Corporate Bonds (cost $24,405,031)		25,748,334

Foreign Government Securities 4.3%
	Principal Amount	Value

JORDAN 0.9%
Hashemite Kingdom of Jordan,
2.58%, 6/30/2022	2,000,000	2,036,709
3.00%, 6/30/2025	2,125,000	2,266,676

		4,303,385

UNITED STATES 3.4%
Iraq Government AID Bond,
2.15%, 1/18/2022	10,000,000	10,093,990
Ukraine Government AID Bond,
1.47%, 9/29/2021	6,000,000	5,975,834

		16,069,824

Total Foreign Government Securities (cost $20,214,143)		20,373,209

Mortgage-Backed Securities 35.4%
	Principal Amount	Value

FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047	10,074,800	10,579,500
Pool# Q54414
4.00%, 2/1/2048	24,349,506	25,447,113
Pool# G08881
3.50%, 6/1/2049	9,673,394	9,929,194
FHLMC Non Gold Pool Pool# 847558,
5.25%, 6/1/2035 (c)	1,219,853	1,307,199
FNMA Pool
Pool# 745684
4.44%, 4/1/2034(c)	2,424,416	2,536,423
Pool# 790760
3.79%, 9/1/2034(c)	864,790	895,441
Pool# 799144
4.04%, 4/1/2035(c)	306,670	324,299
Pool# 822705
4.68%, 4/1/2035(c)	297,125	308,447
Pool# 815217
4.43%, 5/1/2035(c)	742,454	769,763
Pool# 821377
4.44%, 5/1/2035(c)	594,980	619,506
Pool# 783609
4.77%, 5/1/2035(c)	497,055	525,061
Pool# 826181
4.24%, 7/1/2035(c)	909,040	953,267
Pool# 873932
6.31%, 8/1/2036	6,666,796	7,123,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Government Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA Pool (continued)
Pool# 745866
4.39%, 9/1/2036(c)	$3,263,521	$3,437,966
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025	154,703	160,012
Pool# 682492
3.50%, 10/15/2025	406,828	420,789
Pool# 719433
3.50%, 10/15/2025	335,377	346,886
Pool# 733504
3.50%, 11/15/2025	579,129	599,003
Pool# 682497
3.50%, 11/15/2025	540,202	558,740
Pool# 749618
3.50%, 11/15/2025	398,910	412,599
Pool# 740930
3.50%, 11/15/2025	290,594	300,567
Pool# 742371
3.50%, 11/15/2025	128,488	132,897
Pool# 750403
3.50%, 11/15/2025	102,492	106,009
Pool# 705178
3.50%, 11/15/2025	83,307	86,166
Pool# 755650
3.50%, 12/15/2025	1,610,506	1,665,773
Pool# 682502
3.50%, 12/15/2025	557,003	576,117
UMBS Pool
Pool# BM5426
3.00%, 12/1/2047	27,647,459	28,313,089
Pool# CA1564
4.50%, 4/1/2048	6,387,907	6,746,634
Pool# MA3383
3.50%, 6/1/2048	21,958,626	22,645,628
Pool# MA3414
3.50%, 7/1/2048	16,810,541	17,283,781
Pool# BM5267
4.50%, 12/1/2048	13,001,414	13,731,674
Pool# MA3664
4.00%, 5/1/2049	9,455,990	9,803,542

Total Mortgage-Backed Securities (cost $164,387,768)		168,646,804

U.S. Government Agency Securities 21.8%
	Principal Amount	Value

FFCB
2.54%, 4/5/2021	15,000,000	15,187,121
2.75%, 11/6/2026	2,000,000	2,130,079
2.43%, 9/13/2027	22,000,000	22,995,577
3.19%, 3/9/2033	2,475,000	2,761,053
FHLB
2.75%, 12/11/2026	11,500,000	12,266,813
3.00%, 12/11/2026	10,000,000	10,795,130
Tennessee Valley Authority
2.25%, 3/15/2020	7,000,000	7,011,366

U.S. Government Agency Securities (continued)
	Principal Amount	Value

Tennessee Valley Authority (continued)
7.13%, 5/1/2030	$20,721,000	$30,627,121

Total U.S. Government Agency Securities (cost $97,681,058)		103,774,260

U.S. Treasury Obligations 15.4%
	Principal Amount	Value

U.S. Treasury Bonds
3.13%, 11/15/2041 (b)	7,100,000	8,460,371
2.50%, 2/15/2046	15,000,000	16,149,609
2.25%, 8/15/2046	3,500,000	3,589,141
U.S. Treasury Notes
1.13%, 6/30/2021 (b)	5,000,000	4,950,391
2.00%, 11/30/2022	10,500,000	10,632,070
2.00%, 4/30/2024	5,500,000	5,604,629
2.38%, 8/15/2024	1,000,000	1,037,266
1.63%, 5/15/2026 (d)	11,000,000	11,005,156
2.25%, 11/15/2027	9,000,000	9,414,492
2.88%, 5/15/2028	2,500,000	2,743,945

Total U.S. Treasury Obligations (cost $68,802,228)		73,587,070

Repurchase Agreements 0.1%
	Principal Amount	Value

Bank of America NA 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $100,007, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $102,000. (e)	100,000	100,000
BofA Securities, Inc. 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $91,441, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $93,264. (e)	91,435	91,435
Pershing LLC 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $50,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $51,000. (e)	50,000	50,000

Total Repurchase Agreements (cost $241,435)		241,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Government Bond Fund (Continued)

Value

Total Investments (cost $452,643,204) — 98.7%	$470,017,671

Other assets in excess of liabilities — 1.3%	6,299,688

NET ASSETS — 100.0%	$476,317,359

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $38,548,080 which represents 8.09% of net assets.

(b)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $9,343,161, which was collateralized by cash used to purchase repurchase agreements with a total value of $241,435 and by $9,376,228, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from 10/1/2019 – 2/15/2049, a total value of $9,617,663.

(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(d)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $241,435.

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Government Bond Fund (Continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	121	12/2019	USD	26,075,500	(80,642)
U.S. Treasury 5 Year Note	355	12/2019	USD	42,297,695	(214,797)
U.S. Treasury Ultra Bond	114	12/2019	USD	21,877,313	(460,727)

					(756,166)

Short Contracts
U.S. Treasury 10 Year Note	(167)	12/2019	USD	(21,762,188)	(159,042)
U.S. Treasury 10 Year Ultra Note	(182)	12/2019	USD	(25,917,938)	360,563
U.S. Treasury Long Bond	(25)	12/2019	USD	(4,057,812)	(85,216)

					116,305

					(639,861)

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$38,548,080	$–	$38,548,080
Collateralized Mortgage Obligations	–	39,098,479	–	39,098,479
Corporate Bonds	–	25,748,334	–	25,748,334
Foreign Government Securities	–	20,373,209	–	20,373,209
Futures Contracts	360,563	–	–	360,563
Mortgage-Backed Securities	–	168,646,804	–	168,646,804
Repurchase Agreements	–	241,435	–	241,435
U.S. Government Agency Securities	–	103,774,260	–	103,774,260
U.S. Treasury Obligations	–	73,587,070	–	73,587,070
Total Assets	$360,563	$470,017,671	$–	$470,378,234
Liabilities:
Futures Contracts	$(1,000,424)	$–	$–	$(1,000,424)
Total Liabilities	$(1,000,424)	$–	$–	$(1,000,424)
Total	$(639,861)	$470,017,671	$–	$469,377,810

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Government Bond Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$360,563
Total		$360,563

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,000,424)
Total		$(1,000,424)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT International Equity Fund

Common Stocks 98.2%
	Shares	Value

ARGENTINA 0.1%
Banks 0.1%
Banco Macro SA, ADR	4,109	$106,916

AUSTRALIA 5.1%
Airlines 0.5%
Qantas Airways Ltd.	120,355	511,788

Biotechnology 2.0%
CSL Ltd.	13,369	2,112,557

Capital Markets 0.2%
Magellan Financial Group Ltd.	4,851	168,635

Commercial Services & Supplies 0.1%
Brambles Ltd.	12,371	95,308

Metals & Mining 1.4%
Fortescue Metals Group Ltd. (a)	126,136	756,489
Regis Resources Ltd.	83,184	272,979
Rio Tinto Ltd.	5,815	365,724

		1,395,192

Multi-Utilities 0.1%
AGL Energy Ltd.	7,064	91,291

Oil, Gas & Consumable Fuels 0.3%
Beach Energy Ltd.	89,914	154,686
Santos Ltd.	21,379	112,084

		266,770

Specialty Retail 0.5%
JB Hi-Fi Ltd.	6,077	139,609
Super Retail Group Ltd.	52,971	354,760

		494,369

		5,135,910

AUSTRIA 0.4%
Banks 0.4%
Erste Group Bank AG *	13,482	446,332

BELGIUM 0.6%
Media 0.5%
Telenet Group Holding NV	8,773	414,113

Pharmaceuticals 0.1%
UCB SA	1,993	144,720

		558,833

BRAZIL 1.9%
Food Products 0.2%
Minerva SA *	90,200	212,532

Insurance 0.7%
IRB Brasil Resseguros S/A	77,100	698,825

Metals & Mining 0.5%
Vale SA, ADR *	45,693	525,470

Multiline Retail 0.3%
Lojas Renner SA *	25,850	313,999

Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA (Preference)	28,600	189,636

		1,940,462

CANADA 6.8%
Airlines 0.4%
Air Canada *	11,483	374,518

Auto Components 0.3%
Magna International, Inc.	5,423	289,068

Common Stocks (continued)
	Shares	Value

CANADA (continued)
Banks 2.1%
Bank of Montreal	2,843	$209,397
National Bank of Canada	3,730	185,592
Royal Bank of Canada	8,389	680,504
Toronto-Dominion Bank (The)	18,426	1,074,393

		2,149,886

Construction & Engineering 0.2%
Badger Daylighting Ltd. (a)	7,022	215,666

Hotels, Restaurants & Leisure 0.1%
Restaurant Brands International, Inc.	1,429	101,605

Metals & Mining 1.0%
Kirkland Lake Gold Ltd. (a)	9,449	423,292
Teck Resources Ltd., Class B	36,822	597,001

		1,020,293

Oil, Gas & Consumable Fuels 0.8%
Suncor Energy, Inc.	26,320	830,217

Software 1.3%
Constellation Software, Inc.	1,277	1,275,361

Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B	12,233	595,838

		6,852,452

CHILE 0.2%
Beverages 0.2%
Cia Cervecerias Unidas SA, ADR	6,881	152,689

CHINA 8.8%
Banks 1.3%
China Construction Bank Corp., Class H	372,000	282,885
China Merchants Bank Co. Ltd., Class H	216,500	1,037,234

		1,320,119

Construction Materials 0.8%
Anhui Conch Cement Co. Ltd., Class H	125,500	748,568
China Resources Cement Holdings Ltd.	98,000	98,417

		846,985

Diversified Telecommunication Services 0.9%
China Telecom Corp. Ltd., Class H	1,276,000	583,090
China Unicom Hong Kong Ltd.	314,000	331,981

		915,071

Electronic Equipment, Instruments & Components 0.3%
Sunny Optical Technology Group Co. Ltd.	20,800	310,265

Gas Utilities 0.2%
ENN Energy Holdings Ltd.	22,000	228,412

Hotels, Restaurants & Leisure 0.2%
Yum China Holdings, Inc.	3,502	159,096

Machinery 0.8%
Sinotruk Hong Kong Ltd.	177,500	264,261
Weichai Power Co. Ltd., Class H	221,000	320,425
Yangzijiang Shipbuilding Holdings Ltd.	326,100	226,617

		811,303

Oil, Gas & Consumable Fuels 2.3%
China Shenhua Energy Co. Ltd., Class H	57,500	115,099
CNOOC Ltd.	1,022,000	1,570,194
PetroChina Co. Ltd., Class H	1,008,000	520,159

		2,205,452

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

CHINA (continued)
Pharmaceuticals 0.4%
CSPC Pharmaceutical Group Ltd.	210,000	$424,612

Real Estate Management & Development 1.4%
China Resources Land Ltd.	56,000	233,474
Country Garden Holdings Co. Ltd.	674,000	849,007
Longfor Group Holdings Ltd. Reg. S	97,500	365,624

		1,448,105

Textiles, Apparel & Luxury Goods 0.2%
Li Ning Co. Ltd.	84,500	243,002

		8,912,422

COLOMBIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ecopetrol SA, ADR	11,982	204,053

DENMARK 1.5%
Health Care Equipment & Supplies 1.0%
Coloplast A/S, Class B	7,699	928,147

Pharmaceuticals 0.4%
Novo Nordisk A/S, Class B	8,189	422,839

Software 0.1%
SimCorp A/S	1,675	147,176

		1,498,162

FRANCE 5.6%
Airlines 0.3%
Air France-KLM *	33,777	353,717

Auto Components 0.2%
Faurecia SE	1,896	90,141
Valeo SA	3,357	109,043

		199,184

Automobiles 1.4%
Peugeot SA	52,537	1,312,160

Banks 0.4%
BNP Paribas SA	9,186	447,880

Electric Utilities 0.2%
Electricite de France SA	21,046	235,529

Electrical Equipment 0.5%
Schneider Electric SE	6,094	534,446

Health Care Providers & Services 0.1%
Korian SA	2,513	103,379

Insurance 0.2%
AXA SA	8,056	205,915

Multi-Utilities 0.1%
Engie SA	8,989	146,861

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA (a)	16,930	881,374

Personal Products 0.1%
L’Oreal SA	293	82,101

Pharmaceuticals 0.3%
Ipsen SA	2,916	276,783

Textiles, Apparel & Luxury Goods 0.9%
Hermes International	1,085	750,460
Kering SA	350	178,679

		929,139

		5,708,468

Common Stocks (continued)
	Shares	Value

GERMANY 6.0%
Aerospace & Defense 1.1%
MTU Aero Engines AG	4,159	$1,105,075

Airlines 0.2%
Deutsche Lufthansa AG (Registered)	14,113	224,281

Auto Components 0.9%
Continental AG	6,480	831,864
Schaeffler AG (Preference)	11,251	86,292

		918,156

Chemicals 0.4%
Covestro AG Reg. S (b)	7,886	390,212

Entertainment 0.4%
CTS Eventim AG & Co. KGaA	7,053	397,606

Industrial Conglomerates 0.4%
Rheinmetall AG	3,382	428,098

Insurance 1.9%
Allianz SE (Registered)	8,292	1,933,660

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	16,093	289,288

Textiles, Apparel & Luxury Goods 0.4%
adidas AG	1,363	424,196

		6,110,572

HONG KONG 1.6%
Equity Real Estate Investment Trusts (REITs) 0.3%
Link REIT	27,500	301,907

Food Products 0.4%
WH Group Ltd. Reg. S (b)	406,000	367,398

Hotels, Restaurants & Leisure 0.1%
Melco International Development Ltd.	40,000	95,731

Industrial Conglomerates 0.1%
Jardine Matheson Holdings Ltd.	2,000	106,680

Machinery 0.3%
Techtronic Industries Co. Ltd.	43,000	301,772

Real Estate Management & Development 0.4%
Swire Pacific Ltd., Class A	43,500	405,379

		1,578,867

INDIA 1.8%
Banks 0.2%
HDFC Bank Ltd., ADR	3,318	189,292

IT Services 1.6%
Infosys Ltd., ADR (a)	116,503	1,324,639
Wipro Ltd., ADR	46,256	168,834
WNS Holdings Ltd., ADR *	2,772	162,855

		1,656,328

		1,845,620

INDONESIA 0.5%
Banks 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	914,200	265,490

Diversified Telecommunication Services 0.1%
Telekomunikasi Indonesia Persero Tbk. PT	346,500	104,671

Household Products 0.1%
Unilever Indonesia Tbk. PT	35,000	114,838

		484,999

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

ISRAEL 0.6%
Banks 0.6%
Israel Discount Bank Ltd., Class A	136,506	$600,482

ITALY 2.8%
Electric Utilities 2.3%
Enel SpA	310,317	2,318,652

Insurance 0.5%
Poste Italiane SpA Reg. S (b)	45,427	517,079

		2,835,731

JAPAN 16.3%
Banks 2.0%
Fukuoka Financial Group, Inc.	22,600	429,818
Mitsubishi UFJ Financial Group, Inc.	215,400	1,097,826
Sumitomo Mitsui Trust Holdings, Inc.	16,400	594,458

		2,122,102

Building Products 0.4%
AGC, Inc.	11,700	365,077

Chemicals 1.0%
Nitto Denko Corp.	2,700	130,862
Shin-Etsu Chemical Co. Ltd.	5,800	624,932
Showa Denko KK	9,000	237,211

		993,005

Diversified Financial Services 0.9%
ORIX Corp.	61,300	917,389

Entertainment 0.2%
Capcom Co. Ltd.	5,900	156,145

Equity Real Estate Investment Trusts (REITs) 0.3%
Tokyu REIT, Inc.	149	283,484

Food & Staples Retailing 0.4%
Seven & i Holdings Co. Ltd.	10,700	410,610

Insurance 2.4%
Dai-ichi Life Holdings, Inc.	57,800	878,340
Japan Post Holdings Co. Ltd.	121,600	1,122,978
MS&AD Insurance Group Holdings, Inc.	16,200	527,022

		2,528,340

Interactive Media & Services 0.8%
Dip Corp. (a)	19,200	466,335
Kakaku.com, Inc.	13,000	321,388

		787,723

Machinery 1.1%
Mitsubishi Heavy Industries Ltd.	22,300	877,186
Sumitomo Heavy Industries Ltd.	8,400	250,702

		1,127,888

Pharmaceuticals 0.8%
Shionogi & Co. Ltd.	15,100	842,444

Real Estate Management & Development 1.5%
Daito Trust Construction Co. Ltd. (a)	700	89,746
Daiwa House Industry Co. Ltd.	42,500	1,384,762

		1,474,508

Road & Rail 1.5%
East Japan Railway Co.	12,500	1,195,787
West Japan Railway Co.	4,100	347,301

		1,543,088

Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp.	12,000	528,842

Wireless Telecommunication Services 2.5%
KDDI Corp.	6,900	180,367

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Wireless Telecommunication Services (continued)
NTT DOCOMO, Inc.	94,900	$2,423,237

		2,603,604

		16,684,249

LUXEMBOURG 0.2%
Metals & Mining 0.2%
ArcelorMittal	14,500	204,391

MACAU 0.6%
Hotels, Restaurants & Leisure 0.6%
Sands China Ltd.	143,600	655,652

MALAYSIA 0.1%
Food Products 0.1%
Nestle Malaysia Bhd.	3,100	107,879

MEXICO 1.0%
Food & Staples Retailing 0.9%
Wal-Mart de Mexico SAB de CV	295,800	876,578

Wireless Telecommunication Services 0.1%
America Movil SAB de CV, Class L, ADR	8,583	127,543

		1,004,121

NETHERLANDS 2.2%
Banks 0.2%
ING Groep NV	19,993	209,579

Diversified Financial Services 0.4%
EXOR NV	6,547	439,277

Electrical Equipment 0.2%
Signify NV Reg. S (b)	5,716	157,144

Oil, Gas & Consumable Fuels 0.8%
Royal Dutch Shell plc, Class A	29,286	856,008

Professional Services 0.6%
Wolters Kluwer NV	7,845	572,973

		2,234,981

NORWAY 0.8%
Food Products 0.2%
Salmar ASA	4,670	205,035

Oil, Gas & Consumable Fuels 0.6%
Aker BP ASA	4,930	131,372
Equinor ASA	24,080	456,767

		588,139

		793,174

RUSSIA 1.6%
Banks 0.7%
Sberbank of Russia PJSC, ADR	49,267	698,120

Metals & Mining 0.1%
Evraz plc	20,959	120,600

Oil, Gas & Consumable Fuels 0.8%
Lukoil PJSC, ADR	7,114	588,542
Lukoil PJSC, ADR	1,381	114,038
Transneft PJSC (Preference)	41	94,656

		797,236

		1,615,956

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

SINGAPORE 0.3%
Aerospace & Defense 0.2%
Singapore Technologies Engineering Ltd.	71,700	$199,258

Distributors 0.1%
Jardine Cycle & Carriage Ltd.	4,100	89,250

		288,508

SOUTH AFRICA 1.8%
Banks 0.6%
Absa Group Ltd.	17,338	175,335
Capitec Bank Holdings Ltd. (a)	1,122	95,414
Standard Bank Group Ltd.	33,374	385,510

		656,259

Diversified Financial Services 0.2%
FirstRand Ltd. (a)	42,994	176,881

Metals & Mining 0.9%
Anglo American Platinum Ltd.	5,532	333,622
Anglo American plc	22,793	525,093

		858,715

Oil, Gas & Consumable Fuels 0.1%
Exxaro Resources Ltd.	12,539	108,161

		1,800,016

SOUTH KOREA 3.8%
Chemicals 0.1%
Dongjin Semichem Co. Ltd.	8,472	118,044

Commercial Services & Supplies 0.2%
Koentec Co. Ltd.	23,074	205,526

Communications Equipment 0.1%
Seojin System Co. Ltd.	4,465	90,164

Diversified Telecommunication Services 0.2%
LG Uplus Corp.	15,917	181,973

IT Services 0.2%
Samsung SDS Co. Ltd.	1,108	177,008

Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	2,087	143,517

Technology Hardware, Storage & Peripherals 2.3%
Samsung Electronics Co. Ltd.	56,900	2,321,516

Tobacco 0.6%
KT&G Corp.	6,660	587,935

		3,825,683

SPAIN 1.1%
Banks 0.6%
Banco Bilbao Vizcaya Argentaria SA	110,890	578,548

IT Services 0.3%
Amadeus IT Group SA	4,809	344,870

Specialty Retail 0.2%
Industria de Diseno Textil SA	7,526	233,127

		1,156,545

SWEDEN 1.7%
Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A	34,228	314,842

Hotels, Restaurants & Leisure 0.3%
Evolution Gaming Group AB Reg. S (b)	11,016	216,963
NetEnt AB *	44,310	136,722

		353,685

Common Stocks (continued)
	Shares	Value

SWEDEN (continued)
Machinery 1.0%
Atlas Copco AB, Class A	4,631	$142,568
Sandvik AB	21,685	337,692
SKF AB, Class B	6,421	106,259
Volvo AB, Class B	23,257	327,051

		913,570

Media 0.1%
Nordic Entertainment Group AB, Class B	5,002	118,307

		1,700,404

SWITZERLAND 7.0%
Capital Markets 0.8%
Partners Group Holding AG	1,077	826,161

Food Products 0.9%
Nestle SA (Registered)	8,108	879,508

Machinery 0.4%
Georg Fischer AG (Registered)	434	376,773

Pharmaceuticals 4.7%
Novartis AG (Registered)	15,756	1,367,862
Roche Holding AG	11,829	3,449,634

		4,817,496

Textiles, Apparel & Luxury Goods 0.2%
Swatch Group AG (The) (Registered)	3,552	178,776

		7,078,714

TAIWAN 3.8%
Capital Markets 0.2%
Yuanta Financial Holding Co. Ltd.	312,000	186,047

Electronic Equipment, Instruments & Components 0.3%
Largan Precision Co. Ltd.	2,000	289,072

Machinery 0.1%
Rexon Industrial Corp. Ltd.	39,000	112,069

Real Estate Management & Development 0.2%
Kindom Development Co. Ltd.	208,000	184,035

Semiconductors & Semiconductor Equipment 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	311,000	2,739,734

Textiles, Apparel & Luxury Goods 0.4%
Feng TAY Enterprise Co. Ltd.	50,600	363,830

		3,874,787

THAILAND 0.7%
Consumer Finance 0.1%
Krungthai Card PCL	91,700	127,836

Oil, Gas & Consumable Fuels 0.4%
PTT Exploration & Production PCL	97,400	386,569

Specialty Retail 0.2%
PTG Energy PCL	347,900	214,604

		729,009

TURKEY 0.6%
Banks 0.2%
Turkiye Vakiflar Bankasi TAO, Class D *	184,906	170,008

Construction & Engineering 0.1%
Tekfen Holding A/S	26,757	90,742

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

TURKEY (continued)
Food & Staples Retailing 0.3%
BIM Birlesik Magazalar A/S	36,592	$318,702

		579,452

UNITED KINGDOM 9.6%
Airlines 0.6%
International Consolidated Airlines Group SA	111,834	651,853

Automobiles 0.1%
Fiat Chrysler Automobiles NV	9,230	119,593

Banks 1.6%
Lloyds Banking Group plc	909,076	606,242
Royal Bank of Scotland Group plc	386,580	987,722

		1,593,964

Beverages 0.4%
Britvic plc	29,865	361,126

Entertainment 0.5%
Cineworld Group plc (a)	165,641	464,271

Food & Staples Retailing 0.2%
Tesco plc	82,547	244,786

Food Products 0.9%
Associated British Foods plc	12,488	353,557
Tate & Lyle plc	56,347	510,219

		863,776

Hotels, Restaurants & Leisure 0.1%
Compass Group plc	5,601	144,112

Interactive Media & Services 0.1%
Auto Trader Group plc Reg. S (b)	20,889	130,966

Internet & Direct Marketing Retail 0.2%
Moneysupermarket.com Group plc	49,867	232,112

Leisure Products 0.2%
Games Workshop Group plc	2,727	158,228

Personal Products 2.0%
Unilever NV	34,429	2,068,773

Professional Services 1.1%
RELX plc	45,293	1,074,606

Road & Rail 0.1%
Go-Ahead Group plc (The)	4,785	118,560

Specialty Retail 0.2%
Dunelm Group plc (a)	23,397	241,152

Tobacco 0.7%
Imperial Brands plc	33,804	759,372

Trading Companies & Distributors 0.6%
Howden Joinery Group plc	88,120	607,065

		9,834,315

UNITED STATES 0.5%
Leisure Products 0.4%
BRP, Inc.	10,035	390,462

Software 0.1%
CyberArk Software Ltd. *	991	98,922

		489,384

Total Common Stocks (cost $95,437,734)		99,630,190

Repurchase Agreements 3.5%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $500,032, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $510,000.(c)	$500,000	$500,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $2,352,903, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $2,399,807.(c)	2,352,752	2,352,752

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $700,048, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $714,000.(c)	700,000	700,000

Total Repurchase Agreements (cost $3,552,752)		3,552,752

Total Investments (cost $98,990,486) — 101.7%		103,182,942

Liabilities in excess of other assets — (1.7)%		(1,738,115)

NET ASSETS — 100.0%		$101,444,827

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $4,403,926, which was collateralized by cash used to purchase repurchase agreements with a total value of $3,552,752 and by $1,080,344, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from 10/3/2019 – 11/15/2048, a total value of $4,633,096.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $1,779,762 which represents 1.75% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $3,552,752.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$–	$1,304,333	$–	$1,304,333
Airlines	374,518	1,741,639	–	2,116,157
Auto Components	289,068	1,117,340	–	1,406,408
Automobiles	–	1,431,753	–	1,431,753
Banks	2,446,094	9,423,725	–	11,869,819
Beverages	152,689	361,126	–	513,815
Biotechnology	–	2,112,557	–	2,112,557
Building Products	–	365,077	–	365,077
Capital Markets	186,047	994,796	–	1,180,843
Chemicals	–	1,501,261	–	1,501,261
Commercial Services & Supplies	–	300,834	–	300,834
Communications Equipment	–	90,164	–	90,164
Construction & Engineering	215,666	90,742	–	306,408
Construction Materials	–	846,985	–	846,985
Consumer Finance	–	127,836	–	127,836
Distributors	–	89,250	–	89,250
Diversified Financial Services	–	1,533,547	–	1,533,547
Diversified Telecommunication Services	–	1,201,715	–	1,201,715
Electric Utilities	–	2,554,181	–	2,554,181

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total

Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$–	$691,590	$–	$691,590
Electronic Equipment, Instruments & Components	–	599,337	–	599,337
Entertainment	–	1,018,022	–	1,018,022
Equity Real Estate Investment Trusts (REITs)	–	585,391	–	585,391
Food & Staples Retailing	876,578	974,098	–	1,850,676
Food Products	212,532	2,423,596	–	2,636,128
Gas Utilities	–	228,412	–	228,412
Health Care Equipment & Supplies	–	928,147	–	928,147
Health Care Providers & Services	–	103,379	–	103,379
Hotels, Restaurants & Leisure	260,701	1,249,180	–	1,509,881
Household Products	–	114,838	–	114,838
Industrial Conglomerates	106,680	428,098	–	534,778
Insurance	698,825	5,184,994	–	5,883,819
Interactive Media & Services	–	918,689	–	918,689
Internet & Direct Marketing Retail	–	232,112	–	232,112
IT Services	1,656,328	521,878	–	2,178,206
Leisure Products	390,462	158,228	–	548,690
Machinery	–	3,643,375	–	3,643,375
Media	–	532,420	–	532,420
Metals & Mining	1,545,763	2,578,898	–	4,124,661
Multiline Retail	313,999	–	–	313,999
Multi-Utilities	–	238,152	–	238,152
Oil, Gas & Consumable Fuels	1,812,448	5,501,167	–	7,313,615
Personal Products	–	2,150,874	–	2,150,874
Pharmaceuticals	–	6,928,894	–	6,928,894
Professional Services	–	1,647,579	–	1,647,579
Real Estate Management & Development	184,035	3,327,992	–	3,512,027
Road & Rail	–	1,661,648	–	1,661,648
Semiconductors & Semiconductor Equipment	–	3,172,539	–	3,172,539
Software	1,374,283	147,176	–	1,521,459
Specialty Retail	–	1,183,252	–	1,183,252
Technology Hardware, Storage & Peripherals	–	2,850,358	–	2,850,358
Textiles, Apparel & Luxury Goods	–	2,138,943	–	2,138,943
Tobacco	–	1,347,307	–	1,347,307
Trading Companies & Distributors	–	607,065	–	607,065
Wireless Telecommunication Services	723,381	2,603,604	–	3,326,985
Total Common Stocks	$13,820,097	$85,810,093	$–	$99,630,190
Repurchase Agreements	$–	$3,552,752	$–	$3,552,752
Total	$13,820,097	$89,362,845	$–	$103,182,942

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks 98.7%
	Shares	Value

AUSTRALIA 7.7%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	398,562	$7,701,847
Bank of Queensland Ltd.(a)	61,328	411,066
Bendigo & Adelaide Bank Ltd.	63,655	493,926
Commonwealth Bank of Australia	249,032	13,627,054
National Australia Bank Ltd.	395,497	7,957,021
Westpac Banking Corp.	486,219	9,738,803

		39,929,717

Beverages 0.1%
Coca-Cola Amatil Ltd.	72,409	521,034
Treasury Wine Estates Ltd.	101,563	1,274,786

		1,795,820

Biotechnology 0.5%
CSL Ltd.	63,993	10,112,118

Capital Markets 0.3%
ASX Ltd.	27,359	1,499,374
Macquarie Group Ltd.	45,232	4,007,900
Magellan Financial Group Ltd.	17,569	610,751

		6,118,025

Chemicals 0.1%
Incitec Pivot Ltd.	229,464	525,803
Orica Ltd.	55,681	848,193

		1,373,996

Commercial Services & Supplies 0.1%
Brambles Ltd.	225,194	1,734,923

Construction & Engineering 0.0%†
CIMIC Group Ltd.	15,066	320,520

Construction Materials 0.0%†
Boral Ltd.	178,567	586,007

Diversified Financial Services 0.1%
AMP Ltd.	410,021	506,055
Challenger Ltd.	86,668	432,858

		938,913

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	588,272	1,395,543
TPG Telecom Ltd.	56,512	265,137

		1,660,680

Electric Utilities 0.0%†
AusNet Services	229,923	281,468

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	49,171	434,960

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	155,960	1,256,520
Goodman Group	230,706	2,207,573
GPT Group (The)	255,070	1,061,743
Mirvac Group	509,177	1,053,068
Scentre Group	751,406	1,995,064
Stockland	355,958	1,093,870
Vicinity Centres	451,549	783,787

		9,451,625

Food & Staples Retailing 0.3%
Coles Group Ltd.	160,236	1,667,589
Woolworths Group Ltd.	175,821	4,429,712

		6,097,301

Gas Utilities 0.1%
APA Group	173,234	1,341,835

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	8,119	1,142,474

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	21,153	927,187

Common Stocks (continued)
	Shares	Value

AUSTRALIA (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd.	61,346	$1,164,241

		2,091,428

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	81,216	1,684,110
Crown Resorts Ltd.	56,674	461,205
Flight Centre Travel Group Ltd.	7,823	251,647
Tabcorp Holdings Ltd.	270,158	884,996

		3,281,958

Insurance 0.3%
Insurance Australia Group Ltd.	326,601	1,743,252
Medibank Pvt Ltd.	406,121	934,690
QBE Insurance Group Ltd.	187,771	1,595,746
Suncorp Group Ltd.	178,185	1,642,429

		5,916,117

Interactive Media & Services 0.0%†
REA Group Ltd.	6,874	504,159

IT Services 0.0%†
Computershare Ltd.	65,222	715,354

Metals & Mining 1.7%
Alumina Ltd.	329,715	527,842
BHP Group Ltd.	414,437	10,260,432
BHP Group plc	297,400	6,360,466
BlueScope Steel Ltd.	73,479	596,232
Fortescue Metals Group Ltd.(a)	197,959	1,187,241
Newcrest Mining Ltd.	108,571	2,531,275
Rio Tinto Ltd.	52,461	3,299,436
Rio Tinto plc	159,640	8,292,029
South32 Ltd.	718,084	1,276,111

		34,331,064

Multiline Retail 0.2%
Harvey Norman Holdings Ltd.(a)	77,058	235,846
Wesfarmers Ltd.	157,828	4,246,141

		4,481,987

Multi-Utilities 0.1%
AGL Energy Ltd.	92,410	1,194,250

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	35,128	626,481
Oil Search Ltd.	193,790	962,054
Origin Energy Ltd.	247,443	1,338,996
Santos Ltd.	250,214	1,311,799
Washington H Soul Pattinson & Co. Ltd.	16,497	234,324
Woodside Petroleum Ltd.	132,298	2,904,067

		7,377,721

Professional Services 0.0%†
SEEK Ltd.	46,927	681,140

Real Estate Management & Development 0.1%
Lendlease Group	79,412	942,793

Road & Rail 0.1%
Aurizon Holdings Ltd.	294,650	1,174,618

Transportation Infrastructure 0.2%
Sydney Airport	145,247	788,477
Transurban Group	370,171	3,674,575

		4,463,052

		150,476,023

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	42,518	1,407,592
Raiffeisen Bank International AG	21,628	502,723

		1,910,315

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

AUSTRIA (continued)
Electric Utilities 0.0%†
Verbund AG	10,428	$570,416

Machinery 0.0%†
ANDRITZ AG	9,818	401,590

Metals & Mining 0.0%†
voestalpine AG(a)	15,613	359,283

Oil, Gas & Consumable Fuels 0.1%
OMV AG	19,308	1,034,393

		4,275,997

BELGIUM 1.0%
Banks 0.1%
KBC Group NV	35,675	2,321,482

Beverages 0.5%
Anheuser-Busch InBev SA/NV	107,361	10,220,763

Chemicals 0.1%
Solvay SA	10,474	1,086,049
Umicore SA(a)	27,730	1,047,759

		2,133,808

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,402	1,095,536

Diversified Telecommunication Services 0.0%†
Proximus SADP	20,547	610,463

Food & Staples Retailing 0.0%†
Colruyt SA	8,754	479,673

Insurance 0.1%
Ageas	23,885	1,325,483

Media 0.0%†
Telenet Group Holding NV	6,722	317,299

Pharmaceuticals 0.1%
UCB SA	17,867	1,297,395

		19,801,902

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	55,475	614,469

CHINA 0.4%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	523,000	1,784,586

Biotechnology 0.0%†
BeiGene Ltd., ADR*(a)	4,996	611,810

Internet & Direct Marketing Retail 0.3%
Prosus NV*	68,613	5,036,752

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	223,900	155,595

		7,588,743

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,448	458,363

DENMARK 1.7%
Banks 0.1%
Danske Bank A/S	87,758	1,221,735

Beverages 0.1%
Carlsberg A/S, Class B	15,117	2,236,675

Common Stocks (continued)
	Shares	Value

DENMARK (continued)
Biotechnology 0.1%
Genmab A/S*	8,598	$1,747,641

Chemicals 0.1%
Chr Hansen Holding A/S	15,071	1,279,566
Novozymes A/S, Class B	30,940	1,300,757

		2,580,323

Commercial Services & Supplies 0.0%†
ISS A/S	21,008	519,848

Electric Utilities 0.1%
Orsted A/S Reg. S(b)	26,734	2,483,018

Electrical Equipment 0.1%
Vestas Wind Systems A/S	26,195	2,035,019

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	16,789	2,023,983
Demant A/S*	15,431	395,650

		2,419,633

Insurance 0.0%†
Tryg A/S	17,002	487,209

Marine 0.1%
AP Moller - Maersk A/S, Class A	532	568,772
AP Moller - Maersk A/S, Class B	962	1,090,698

		1,659,470

Pharmaceuticals 0.7%
H Lundbeck A/S	10,791	358,041
Novo Nordisk A/S, Class B	248,819	12,847,776

		13,205,817

Road & Rail 0.2%
DSV A/S	31,196	2,971,508

Textiles, Apparel & Luxury Goods 0.0%†
Pandora A/S	14,934	600,153

		34,168,049

FINLAND 1.1%
Auto Components 0.0%†
Nokian Renkaat OYJ	18,075	510,317

Banks 0.2%
Nordea Bank Abp	445,509	3,162,611

Communications Equipment 0.2%
Nokia OYJ	791,337	4,010,299

Diversified Telecommunication Services 0.0%†
Elisa OYJ	20,009	1,031,532

Electric Utilities 0.1%
Fortum OYJ	60,335	1,427,305

Insurance 0.1%
Sampo OYJ, Class A	62,651	2,492,447

Machinery 0.2%
Kone OYJ, Class B	47,894	2,728,214
Metso OYJ	14,356	536,035
Wartsila OYJ Abp	65,883	739,044

		4,003,293

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	60,446	1,997,214

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	80,861	975,305
UPM-Kymmene OYJ	75,428	2,232,122

		3,207,427

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

FINLAND (continued)
Pharmaceuticals 0.0%†
Orion OYJ, Class B	14,258	$531,707

		22,374,152

FRANCE 11.0%
Aerospace & Defense 1.0%
Airbus SE	82,095	10,675,240
Dassault Aviation SA	375	530,355
Safran SA	46,043	7,258,280
Thales SA	15,027	1,729,485

		20,193,360

Air Freight & Logistics 0.0%†
Bollore SA	115,816	480,277

Auto Components 0.2%
Cie Generale des Etablissements Michelin SCA	24,132	2,696,750
Faurecia SE	10,680	507,754
Valeo SA	33,953	1,102,871

		4,307,375

Automobiles 0.2%
Peugeot SA	83,117	2,075,923
Renault SA(a)	27,165	1,560,926

		3,636,849

Banks 0.7%
BNP Paribas SA	158,711	7,738,235
Credit Agricole SA	162,036	1,970,315
Societe Generale SA	107,973	2,962,259

		12,670,809

Beverages 0.3%
Pernod Ricard SA	29,929	5,327,960
Remy Cointreau SA(a)	3,224	427,897

		5,755,857

Building Products 0.1%
Cie de Saint-Gobain	67,410	2,647,933

Capital Markets 0.1%
Amundi SA Reg. S(a)(b)	7,347	512,866
Natixis SA	133,561	554,676

		1,067,542

Chemicals 0.5%
Air Liquide SA	60,559	8,628,627
Arkema SA	9,728	908,146

		9,536,773

Commercial Services & Supplies 0.1%
Edenred	33,813	1,623,735
Societe BIC SA(a)	3,785	254,222

		1,877,957

Construction & Engineering 0.5%
Bouygues SA	31,088	1,246,439
Eiffage SA	10,891	1,129,848
Vinci SA	71,751	7,733,906

		10,110,193

Construction Materials 0.0%†
Imerys SA	4,898	197,093

Diversified Financial Services 0.1%
Eurazeo SE	5,740	427,264
Wendel SA	3,809	525,950

		953,214

Diversified Telecommunication Services 0.3%
Iliad SA	4,075	382,683

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Diversified Telecommunication Services (continued)
Orange SA	280,656	$4,405,282

		4,787,965

Electric Utilities 0.1%
Electricite de France SA	85,083	952,176

Electrical Equipment 0.5%
Legrand SA	37,705	2,693,156
Schneider Electric SE	77,461	6,793,363

		9,486,519

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	8,469	826,811

Entertainment 0.2%
Ubisoft Entertainment SA*	11,774	851,537
Vivendi SA	128,936	3,540,884

		4,392,421

Equity Real Estate Investment Trusts (REITs) 0.3%
Covivio	6,510	688,982
Gecina SA	6,779	1,065,180
ICADE	4,259	380,885
Klepierre SA	28,111	954,564
Unibail-Rodamco-Westfield	19,543	2,849,000

		5,938,611

Food & Staples Retailing 0.1%
Carrefour SA(a)	83,654	1,464,047
Casino Guichard Perrachon SA(a)	6,731	321,173

		1,785,220

Food Products 0.4%
Danone SA	86,626	7,629,665

Health Care Equipment & Supplies 0.0%†
BioMerieux	5,513	456,284

Hotels, Restaurants & Leisure 0.1%
Accor SA	26,202	1,093,298
Sodexo SA	12,503	1,404,513

		2,497,811

Household Durables 0.0%†
SEB SA	3,176	482,533

Insurance 0.4%
AXA SA	273,122	6,981,124
CNP Assurances	24,003	464,130
SCOR SE	23,041	952,207

		8,397,461

IT Services 0.2%
Atos SE	13,494	952,388
Capgemini SE	22,707	2,678,433
Worldline SA Reg. S*(b)	11,616	733,709

		4,364,530

Life Sciences Tools & Services 0.0%†
Sartorius Stedim Biotech	3,890	544,278

Machinery 0.1%
Alstom SA	26,838	1,112,830

Media 0.1%
Eutelsat Communications SA	24,560	457,313
JCDecaux SA	10,478	283,822
Publicis Groupe SA	29,921	1,471,071

		2,212,206

Multi-Utilities 0.4%
Engie SA	256,941	4,197,864
Suez	48,076	756,108

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Multi-Utilities (continued)
Veolia Environnement SA	75,934	$1,926,339

		6,880,311

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA(a)	336,360	17,510,867

Personal Products 0.5%
L’Oreal SA	35,600	9,975,418

Pharmaceuticals 0.8%
Ipsen SA	5,106	484,656
Sanofi	158,275	14,676,600

		15,161,256

Professional Services 0.1%
Bureau Veritas SA	37,478	903,719
Teleperformance	8,166	1,771,764

		2,675,483

Software 0.1%
Dassault Systemes SE	18,494	2,634,607

Textiles, Apparel & Luxury Goods 1.5%
EssilorLuxottica SA	39,874	5,755,682
Hermes International	4,476	3,095,907
Kering SA	10,667	5,445,628
LVMH Moet Hennessy Louis Vuitton SE	39,081	15,556,954

		29,854,171

Transportation Infrastructure 0.1%
Aeroports de Paris	4,371	777,384
Getlink SE	62,816	943,840

		1,721,224

		215,715,890

GERMANY 8.4%
Aerospace & Defense 0.1%
MTU Aero Engines AG	7,349	1,952,680

Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	139,093	4,646,019

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	33,579	533,632

Auto Components 0.1%
Continental AG	15,546	1,995,704

Automobiles 0.8%
Bayerische Motoren Werke AG	45,640	3,210,287
Bayerische Motoren Werke AG (Preference)	8,279	459,400
Daimler AG (Registered)	127,549	6,335,469
Porsche Automobil Holding SE (Preference)	20,799	1,353,106
Volkswagen AG	4,587	788,406
Volkswagen AG (Preference)	26,024	4,426,704

		16,573,372

Banks 0.0%†
Commerzbank AG	141,588	821,687

Capital Markets 0.3%
Deutsche Bank AG (Registered)	277,475	2,078,565
Deutsche Boerse AG	26,761	4,183,303

		6,261,868

Chemicals 0.7%
BASF SE	128,832	9,012,285
Covestro AG Reg. S(b)	24,839	1,229,072
Evonik Industries AG	26,632	657,446
Fuchs Petrolub SE (Preference)	9,360	351,269

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Chemicals (continued)
LANXESS AG	11,979	$731,260
Symrise AG	17,428	1,693,796

		13,675,128

Construction & Engineering 0.0%†
Hochtief AG	3,736	425,521

Construction Materials 0.1%
HeidelbergCement AG	21,030	1,520,404

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG (Registered)	469,459	7,881,050
Telefonica Deutschland Holding AG	115,730	322,644
United Internet AG (Registered)	17,770	633,841

		8,837,535

Food & Staples Retailing 0.0%†
METRO AG	24,174	381,428

Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG	5,750	655,166
Sartorius AG (Preference)	5,004	912,984
Siemens Healthineers AG Reg. S(b)	22,047	867,358

		2,435,508

Health Care Providers & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	30,563	2,054,068
Fresenius SE & Co. KGaA	58,421	2,731,187

		4,785,255

Hotels, Restaurants & Leisure 0.0%†
TUI AG	62,028	721,864

Household Products 0.2%
Henkel AG & Co. KGaA	14,686	1,344,943
Henkel AG & Co. KGaA (Preference)	25,178	2,493,021

		3,837,964

Independent Power and Renewable Electricity Producers 0.1%
Uniper SE	30,122	987,765

Industrial Conglomerates 0.6%
Siemens AG (Registered)	108,129	11,587,483

Insurance 1.1%
Allianz SE (Registered)	59,712	13,924,589
Hannover Rueck SE	8,303	1,404,300
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,473	5,296,827

		20,625,716

Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b)	16,069	713,817
Zalando SE Reg. S*(b)	15,930	727,034

		1,440,851

IT Services 0.1%
Wirecard AG	16,589	2,651,152

Machinery 0.1%
GEA Group AG	22,717	613,386
KION Group AG	9,280	487,486
Knorr-Bremse AG	6,909	649,432

		1,750,304

Media 0.0%†
Axel Springer SE*	6,278	431,067

Metals & Mining 0.0%† thyssenkrupp AG	57,814	801,181

Multi-Utilities 0.3%
E.ON SE	309,644	3,009,201

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Multi-Utilities (continued)
RWE AG	78,147	$2,445,160

		5,454,361

Personal Products 0.1%
Beiersdorf AG	14,245	1,680,758

Pharmaceuticals 0.6%
Bayer AG (Registered)	131,704	9,286,040
Merck KGaA	18,265	2,058,162

		11,344,202

Real Estate Management & Development 0.3%
Aroundtown SA	116,205	950,445
Deutsche Wohnen SE	50,444	1,842,046
Vonovia SE	70,320	3,567,171

		6,359,662

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	172,637	3,103,326

Software 0.8%
SAP SE	138,258	16,254,219

Textiles, Apparel & Luxury Goods 0.5%
adidas AG	25,439	7,917,189
HUGO BOSS AG	8,787	471,105
Puma SE	12,360	956,480

		9,344,774

Trading Companies & Distributors 0.1%
Brenntag AG	21,834	1,056,639

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,583	473,538

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	8,518	265,499

		165,018,066

HONG KONG 3.1%
Banks 0.1%
Bank of East Asia Ltd. (The)	193,340	476,903
Hang Seng Bank Ltd.	108,100	2,338,725

		2,815,628

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	167,900	4,955,931

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	529,220	841,427
PCCW Ltd.	681,000	382,503

		1,223,930

Electric Utilities 0.2%
CK Infrastructure Holdings Ltd.	90,500	607,011
CLP Holdings Ltd.	232,000	2,429,196
HK Electric Investments & HK Electric Investments Ltd. Reg. S	394,500	376,031
Power Assets Holdings Ltd.(a)	187,000	1,256,878

		4,669,116

Equity Real Estate Investment Trusts (REITs) 0.2%
Link REIT	296,500	3,255,109

Food & Staples Retailing 0.0%†
Dairy Farm International Holdings Ltd.	50,400	317,711

Food Products 0.1%
Vitasoy International Holdings Ltd.	106,000	429,773
WH Group Ltd. Reg. S(b)	1,363,000	1,233,409

		1,663,182

Common Stocks (continued)
	Shares	Value

HONG KONG (continued)
Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,397,226	$2,713,796

Hotels, Restaurants & Leisure 0.0%†
Melco Resorts & Entertainment Ltd., ADR	29,570	573,954
Shangri-La Asia Ltd.(a)	178,833	182,847

		756,801

Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd.	379,516	3,336,471
Jardine Matheson Holdings Ltd.	28,900	1,541,526
Jardine Matheson Holdings Ltd.	2,300	123,364
Jardine Strategic Holdings Ltd.	26,100	777,519
Jardine Strategic Holdings Ltd.	2,800	83,826
NWS Holdings Ltd.	209,836	325,314

		6,188,020

Insurance 0.8%
AIA Group Ltd.	1,704,400	15,992,657

Machinery 0.1%
Techtronic Industries Co. Ltd.	191,000	1,340,428

Real Estate Management & Development 0.7%
CK Asset Holdings Ltd.	365,516	2,489,008
Hang Lung Properties Ltd.	278,000	631,896
Henderson Land Development Co. Ltd.	205,775	959,372
Hongkong Land Holdings Ltd.	156,800	889,056
Hongkong Land Holdings Ltd.	8,100	45,639
Hysan Development Co. Ltd.	82,000	331,757
Kerry Properties Ltd.	92,000	284,719
New World Development Co. Ltd.	864,926	1,129,884
Sino Land Co. Ltd.	435,000	656,542
Sun Hung Kai Properties Ltd.	222,500	3,216,682
Swire Pacific Ltd., Class A	73,500	684,950
Swire Properties Ltd.	170,800	538,386
Wharf Holdings Ltd. (The)	161,500	353,548
Wharf Real Estate Investment Co. Ltd.	168,500	923,776
Wheelock & Co. Ltd.	115,000	655,482

		13,790,697

Road & Rail 0.1%
MTR Corp. Ltd.	224,000	1,251,051

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	44,200	542,985

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	104,500	286,831

		61,763,873

IRELAND 0.6%
Banks 0.0%†
AIB Group plc	114,555	340,809
Bank of Ireland Group plc	137,215	545,355

		886,164

Building Products 0.1%
Kingspan Group plc	21,539	1,055,918

Construction Materials 0.2%
CRH plc	113,169	3,884,318

Containers & Packaging 0.0%†
Smurfit Kappa Group plc	31,847	947,341

Food Products 0.1%
Kerry Group plc, Class A	22,338	2,621,930

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

IRELAND (continued)
Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc	11,317	$1,058,325

Trading Companies & Distributors 0.1%
AerCap Holdings NV*	17,653	966,502

		11,420,498

ISRAEL 0.5%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,266	541,327

Banks 0.2%
Bank Hapoalim BM*	158,119	1,246,516
Bank Leumi Le-Israel BM	213,401	1,518,972
Israel Discount Bank Ltd., Class A	166,310	731,588
Mizrahi Tefahot Bank Ltd.	19,992	496,960

		3,994,036

Chemicals 0.0%†
Israel Chemicals Ltd.	100,608	501,375

IT Services 0.0%†
Wix.com Ltd.*	5,894	688,066

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR*(a)	155,679	1,071,072

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	6,823	535,882

Software 0.2%
Check Point Software Technologies Ltd.*	17,133	1,876,063
Nice Ltd.*	8,841	1,272,755

		3,148,818

		10,480,576

ITALY 2.1%
Aerospace & Defense 0.0%†
Leonardo SpA	55,288	650,945

Auto Components 0.0%†
Pirelli & C SpA Reg. S(a)(b)	59,587	353,125

Automobiles 0.1%
Ferrari NV	17,329	2,676,311

Banks 0.5%
FinecoBank Banca Fineco SpA	84,711	897,955
Intesa Sanpaolo SpA	2,087,047	4,954,655
Mediobanca Banca di Credito Finanziario SpA	90,942	994,128
UniCredit SpA	278,547	3,290,749

		10,137,487

Beverages 0.0%†
Davide Campari-Milano SpA	82,036	741,784

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*(a)	2,180,253	1,224,222

Electric Utilities 0.5%
Enel SpA	1,148,103	8,578,492
Terna Rete Elettrica Nazionale SpA	198,839	1,277,006

		9,855,498

Electrical Equipment 0.1%
Prysmian SpA	35,228	757,164

Gas Utilities 0.1%
Snam SpA	276,872	1,399,864

Common Stocks (continued)
	Shares	Value

ITALY (continued)
Insurance 0.2%
Assicurazioni Generali SpA	154,565	$2,997,460
Poste Italiane SpA Reg. S(b)	75,757	862,314

		3,859,774

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	357,276	5,456,567

Pharmaceuticals 0.0%†
Recordati SpA	14,710	631,404

Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	25,213	899,346

Transportation Infrastructure 0.1%
Atlantia SpA	70,021	1,695,444

		40,338,935

JAPAN 24.3%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.	20,600	504,343
Yamato Holdings Co. Ltd.	45,200	683,502

		1,187,845

Airlines 0.1%
ANA Holdings, Inc.(a)	16,200	544,798
Japan Airlines Co. Ltd.	15,686	466,223

		1,011,021

Auto Components 0.6%
Aisin Seiki Co. Ltd.	22,800	721,116
Bridgestone Corp.	80,300	3,122,551
Denso Corp.	61,200	2,703,746
Koito Manufacturing Co. Ltd.	15,300	754,335
NGK Spark Plug Co. Ltd.(a)	22,800	437,568
Stanley Electric Co. Ltd.	17,200	458,405
Sumitomo Electric Industries Ltd.(a)	106,600	1,361,459
Sumitomo Rubber Industries Ltd.	26,300	313,692
Toyoda Gosei Co. Ltd.	8,700	175,339
Toyota Industries Corp.	20,700	1,194,780
Yokohama Rubber Co. Ltd. (The)	16,700	336,296

		11,579,287

Automobiles 1.9%
Honda Motor Co. Ltd.	228,800	5,956,611
Isuzu Motors Ltd.	77,500	860,091
Mazda Motor Corp.	80,380	718,976
Mitsubishi Motors Corp.(a)	90,299	394,078
Nissan Motor Co. Ltd.(a)	314,400	1,968,714
Subaru Corp.(a)	87,000	2,459,279
Suzuki Motor Corp.	49,700	2,111,132
Toyota Motor Corp.	321,294	21,550,537
Yamaha Motor Co. Ltd.	41,600	758,666

		36,778,084

Banks 1.4%
Aozora Bank Ltd.	18,000	451,727
Bank of Kyoto Ltd. (The)	6,500	255,880
Chiba Bank Ltd. (The)(a)	78,900	408,240
Concordia Financial Group Ltd.(a)	148,900	574,358
Fukuoka Financial Group, Inc.	24,900	473,560
Japan Post Bank Co. Ltd.(a)	57,700	560,850
Mebuki Financial Group, Inc.	118,700	293,771
Mitsubishi UFJ Financial Group, Inc.	1,724,467	8,789,063
Mizuho Financial Group, Inc.(a)	3,361,224	5,168,006
Resona Holdings, Inc.	295,600	1,273,146
Seven Bank Ltd.	98,500	270,582
Shinsei Bank Ltd.	24,400	356,830
Shizuoka Bank Ltd. (The)(a)	67,300	504,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	185,853	$6,383,673
Sumitomo Mitsui Trust Holdings, Inc.	46,840	1,697,829

		27,461,703

Beverages 0.3%
Asahi Group Holdings Ltd.	51,300	2,539,812
Coca-Cola Bottlers Japan Holdings, Inc.(a)	18,000	405,886
Kirin Holdings Co. Ltd.	116,300	2,468,925
Suntory Beverage & Food Ltd.	19,600	838,286

		6,252,909

Biotechnology 0.0%†
PeptiDream, Inc.*	13,300	634,683

Building Products 0.4%
AGC, Inc.	26,700	833,125
Daikin Industries Ltd.	35,000	4,595,841
LIXIL Group Corp.	37,500	659,400
TOTO Ltd.(a)	21,100	795,308

		6,883,674

Capital Markets 0.3%
Daiwa Securities Group, Inc.(a)	218,500	978,674
Japan Exchange Group, Inc.	71,300	1,128,205
Nomura Holdings, Inc.	474,200	2,005,278
SBI Holdings, Inc.	33,290	716,658

		4,828,815

Chemicals 1.0%
Air Water, Inc.(a)	22,500	404,600
Asahi Kasei Corp.	178,400	1,768,907
Daicel Corp.	38,100	324,160
Hitachi Chemical Co. Ltd.	14,100	461,201
JSR Corp.	27,000	434,811
Kaneka Corp.	6,100	191,352
Kansai Paint Co. Ltd.(a)	25,900	605,365
Kuraray Co. Ltd.	42,900	530,663
Mitsubishi Chemical Holdings Corp.	180,900	1,296,503
Mitsubishi Gas Chemical Co., Inc.	23,500	315,859
Mitsui Chemicals, Inc.	25,900	583,762
Nippon Paint Holdings Co. Ltd.(a)	20,700	1,079,831
Nissan Chemical Corp.	18,700	781,773
Nitto Denko Corp.	22,300	1,080,825
Shin-Etsu Chemical Co. Ltd.	51,100	5,505,867
Showa Denko KK	16,200	426,980
Sumitomo Chemical Co. Ltd.	210,600	951,609
Taiyo Nippon Sanso Corp.	20,000	406,071
Teijin Ltd.	27,000	521,195
Toray Industries, Inc.	196,000	1,463,334
Tosoh Corp.(a)	38,100	507,188

		19,641,856

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	36,200	940,870
Park24 Co. Ltd.(a)	17,700	410,797
Secom Co. Ltd.	29,700	2,718,791
Sohgo Security Services Co. Ltd.	10,200	536,555
Toppan Printing Co. Ltd.	35,500	631,955

		5,238,968

Construction & Engineering 0.2%
JGC Holdings Corp.(a)	32,100	423,270
Kajima Corp.	62,100	819,103
Obayashi Corp.	91,800	918,864
Shimizu Corp.	82,600	751,117

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Construction & Engineering (continued)
Taisei Corp.	29,700	$1,156,380

		4,068,734

Construction Materials 0.0%†
Taiheiyo Cement Corp.	16,100	432,809

Consumer Finance 0.0%†
Acom Co. Ltd.	59,900	235,985
AEON Financial Service Co. Ltd.	15,800	239,064
Credit Saison Co. Ltd.	15,100	203,673

		678,722

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	20,300	316,978

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	7,400	192,873

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,100	366,283
ORIX Corp.	187,200	2,801,553
Tokyo Century Corp.	6,400	298,023

		3,465,859

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	90,028	4,305,922

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	89,700	1,299,207
Chugoku Electric Power Co., Inc. (The)(a)	39,100	502,187
Kansai Electric Power Co., Inc. (The)(a)	99,500	1,112,801
Kyushu Electric Power Co., Inc.	58,300	550,306
Tohoku Electric Power Co., Inc.	58,900	576,342
Tokyo Electric Power Co. Holdings, Inc.*	204,400	1,000,713

		5,041,556

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.(a)	18,000	555,394
Mitsubishi Electric Corp.	254,100	3,394,901
Nidec Corp.(a)	31,200	4,227,870

		8,178,165

Electronic Equipment, Instruments & Components 1.4%
Alps Alpine Co. Ltd.	30,000	563,534
Hamamatsu Photonics KK	20,900	781,807
Hirose Electric Co. Ltd.(a)	4,394	542,089
Hitachi High-Technologies Corp.	9,700	560,475
Hitachi Ltd.	136,200	5,100,580
Keyence Corp.	12,822	7,988,582
Kyocera Corp.	45,400	2,835,398
Murata Manufacturing Co. Ltd.	79,600	3,853,660
Nippon Electric Glass Co. Ltd.	13,200	295,747
Omron Corp.	27,200	1,501,028
Shimadzu Corp.	31,500	800,611
TDK Corp.	18,300	1,654,186
Yaskawa Electric Corp.	33,900	1,259,217
Yokogawa Electric Corp.	34,200	626,105

		28,363,019

Entertainment 0.4%
Konami Holdings Corp.	12,300	595,893
Nexon Co. Ltd.*	70,300	853,200
Nintendo Co. Ltd.	15,700	5,845,287
Toho Co. Ltd.	15,600	685,416

		7,979,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT Investment Corp.	251	$705,786
Japan Prime Realty Investment Corp.	108	512,663
Japan Real Estate Investment Corp.	185	1,240,559
Japan Retail Fund Investment Corp.	360	761,160
Nippon Building Fund, Inc.	190	1,459,065
Nippon Prologis REIT, Inc.	254	695,580
Nomura Real Estate Master Fund, Inc.	535	966,009
United Urban Investment Corp.	395	756,524

		7,097,346

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	93,400	1,717,947
FamilyMart Co. Ltd.	34,800	851,417
Lawson, Inc.	8,000	409,788
Seven & i Holdings Co. Ltd.	106,500	4,086,917
Sundrug Co. Ltd.	10,800	339,765
Tsuruha Holdings, Inc.	5,500	601,375
Welcia Holdings Co. Ltd.(a)	7,200	363,697

		8,370,906

Food Products 0.4%
Ajinomoto Co., Inc.	62,800	1,188,174
Calbee, Inc.	11,500	358,586
Kikkoman Corp.(a)	20,100	964,964
MEIJI Holdings Co. Ltd.	16,380	1,195,837
NH Foods Ltd.	12,300	494,631
Nisshin Seifun Group, Inc.	26,923	499,516
Nissin Foods Holdings Co. Ltd.	8,900	645,061
Toyo Suisan Kaisha Ltd.	12,700	508,951
Yakult Honsha Co. Ltd.(a)	16,800	940,240
Yamazaki Baking Co. Ltd.	17,300	308,706

		7,104,666

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	53,000	1,017,442
Toho Gas Co. Ltd.	10,700	410,565
Tokyo Gas Co. Ltd.	53,800	1,360,188

		2,788,195

Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd.	28,800	762,120
Hoya Corp.	53,400	4,359,402
Olympus Corp.	164,700	2,229,190
Sysmex Corp.	23,600	1,586,297
Terumo Corp.	90,800	2,925,207

		11,862,216

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	28,200	632,731
Medipal Holdings Corp.	25,500	570,077
Suzuken Co. Ltd.	10,220	551,508

		1,754,316

Health Care Technology 0.1%
M3, Inc.(a)	58,400	1,414,126

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	9,326	451,227
Oriental Land Co. Ltd.	28,300	4,305,279

		4,756,506

Household Durables 0.9%
Casio Computer Co. Ltd.(a)	29,300	454,160
Iida Group Holdings Co. Ltd.	23,100	378,020
Nikon Corp.(a)	43,800	550,319
Panasonic Corp.	312,000	2,541,410
Rinnai Corp.	4,700	317,579
Sekisui Chemical Co. Ltd.	51,100	796,536

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Household Durables (continued)
Sekisui House Ltd.	87,400	$1,725,065
Sharp Corp.(a)	30,000	334,902
Sony Corp.	178,800	10,506,380

		17,604,371

Household Products 0.2%
Lion Corp.	31,600	623,407
Pigeon Corp.(a)	16,300	671,678
Unicharm Corp.	57,000	1,806,654

		3,101,739

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	19,100	437,445

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	14,000	624,631
Toshiba Corp.	73,300	2,244,849

		2,869,480

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	152,400	2,315,901
Japan Post Holdings Co. Ltd.	222,600	2,055,713
MS&AD Insurance Group Holdings, Inc.	67,041	2,180,992
Sompo Holdings, Inc.(a)	47,250	1,986,708
Sony Financial Holdings, Inc.	22,900	498,777
T&D Holdings, Inc.	72,000	768,794
Tokio Marine Holdings, Inc.	90,200	4,842,736

		14,649,621

Interactive Media & Services 0.1%
Kakaku.com, Inc.	19,500	482,081
LINE Corp.*	8,600	307,942
Z Holdings Corp.	369,300	1,044,939

		1,834,962

Internet & Direct Marketing Retail 0.1%
Mercari, Inc.*(a)	10,600	264,864
Rakuten, Inc.	120,800	1,191,329
ZOZO, Inc.(a)	30,600	705,977

		2,162,170

IT Services 0.3%
Fujitsu Ltd.	27,800	2,232,776
GMO Payment Gateway, Inc.(a)	5,800	387,591
Itochu Techno-Solutions Corp.	13,700	362,956
Nomura Research Institute Ltd.	45,315	904,799
NTT Data Corp.	89,200	1,157,025
Obic Co. Ltd.	9,100	1,041,416
Otsuka Corp.	14,000	561,004

		6,647,567

Leisure Products 0.2%
Bandai Namco Holdings, Inc.(a)	28,200	1,756,861
Sankyo Co. Ltd.	6,700	231,100
Sega Sammy Holdings, Inc.	19,800	278,477
Shimano, Inc.	10,400	1,573,070
Yamaha Corp.(a)	20,500	927,414

		4,766,922

Machinery 1.3%
Amada Holdings Co. Ltd.	49,900	541,647
Daifuku Co. Ltd.(a)	14,900	775,423
FANUC Corp.	27,100	5,140,863
Hino Motors Ltd.	40,100	332,286
Hitachi Construction Machinery Co. Ltd.(a)	16,900	410,653
Hoshizaki Corp.	7,200	568,098
IHI Corp.	22,399	489,983
JTEKT Corp.	28,700	331,727

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Machinery (continued)
Kawasaki Heavy Industries Ltd.(a)	18,799	$418,984
Komatsu Ltd.	130,500	3,007,430
Kubota Corp.	149,700	2,276,960
Kurita Water Industries Ltd.	14,100	379,705
Makita Corp.	32,900	1,044,241
MINEBEA MITSUMI, Inc.	46,600	744,640
MISUMI Group, Inc.(a)	40,100	952,623
Mitsubishi Heavy Industries Ltd.(a)	45,800	1,801,575
Nabtesco Corp.	15,900	497,058
NGK Insulators Ltd.	39,700	568,695
NSK Ltd.	54,200	459,984
SMC Corp.	8,100	3,485,044
Sumitomo Heavy Industries Ltd.	14,600	435,744
THK Co. Ltd.	16,900	448,055

		25,111,418

Marine 0.0%†
Mitsui OSK Lines Ltd.(a)	13,700	348,855
Nippon Yusen KK(a)	20,300	341,698

		690,553

Media 0.1%
CyberAgent, Inc.(a)	15,100	583,394
Dentsu, Inc.	30,401	1,076,292
Hakuhodo DY Holdings, Inc.	31,200	453,676

		2,113,362

Metals & Mining 0.2%
Hitachi Metals Ltd.(a)	30,000	325,821
JFE Holdings, Inc.(a)	69,500	841,311
Kobe Steel Ltd.(a)	45,300	243,198
Maruichi Steel Tube Ltd.(a)	7,500	199,138
Mitsubishi Materials Corp.(a)	16,700	453,333
Nippon Steel Corp.	114,144	1,599,774
Sumitomo Metal Mining Co. Ltd.	32,900	1,026,061

		4,688,636

Multiline Retail 0.2%
Isetan Mitsukoshi Holdings Ltd.	51,360	411,385
J Front Retailing Co. Ltd.	36,000	423,226
Marui Group Co. Ltd.(a)	25,000	530,090
Pan Pacific International Holdings Corp.	62,800	1,048,575
Ryohin Keikaku Co. Ltd.(a)	36,000	675,578

		3,088,854

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	27,156	763,675
Inpex Corp.	144,000	1,313,573
JXTG Holdings, Inc.	454,539	2,061,702

		4,138,950

Paper & Forest Products 0.0%†
Oji Holdings Corp.	121,100	568,386

Personal Products 0.6%
Kao Corp.	68,800	5,102,429
Kobayashi Pharmaceutical Co. Ltd.	5,800	443,336
Kose Corp.(a)	4,200	709,722
Pola Orbis Holdings, Inc.	13,200	297,109
Shiseido Co. Ltd.	55,800	4,457,923

		11,010,519

Pharmaceuticals 1.4%
Astellas Pharma, Inc.	261,300	3,734,386
Chugai Pharmaceutical Co. Ltd.	31,600	2,463,384
Daiichi Sankyo Co. Ltd.(a)	79,800	5,032,595
Eisai Co. Ltd.(a)	35,600	1,818,231
Hisamitsu Pharmaceutical Co., Inc.	7,500	330,029

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Pharmaceuticals (continued)
Kyowa Kirin Co. Ltd.	34,700	$673,849
Mitsubishi Tanabe Pharma Corp.	32,100	353,445
Ono Pharmaceutical Co. Ltd.	53,800	978,442
Otsuka Holdings Co. Ltd.	55,200	2,064,721
Santen Pharmaceutical Co. Ltd.	52,400	914,195
Shionogi & Co. Ltd.	37,900	2,114,479
Sumitomo Dainippon Pharma Co. Ltd.(a)	18,000	297,482
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	357,816
Takeda Pharmaceutical Co. Ltd.	209,649	7,183,052

		28,316,106

Professional Services 0.3%
Persol Holdings Co. Ltd.	25,200	479,682
Recruit Holdings Co. Ltd.	191,500	5,853,130

		6,332,812

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	14,830	234,841
Daito Trust Construction Co. Ltd.(a)	10,200	1,307,731
Daiwa House Industry Co. Ltd.	80,000	2,606,611
Hulic Co. Ltd.(a)	41,700	428,075
Mitsubishi Estate Co. Ltd.	167,100	3,235,631
Mitsui Fudosan Co. Ltd.	126,100	3,138,327
Nomura Real Estate Holdings, Inc.	18,100	392,514
Sumitomo Realty & Development Co. Ltd.	47,600	1,819,255
Tokyu Fudosan Holdings Corp.	86,100	551,751

		13,714,736

Road & Rail 1.1%
Central Japan Railway Co.	20,200	4,169,390
East Japan Railway Co.	42,476	4,063,381
Hankyu Hanshin Holdings, Inc.	32,200	1,246,347
Keikyu Corp.(a)	30,799	599,669
Keio Corp.	14,699	917,951
Keisei Electric Railway Co. Ltd.	17,300	714,134
Kintetsu Group Holdings Co. Ltd.	24,300	1,269,123
Kyushu Railway Co.(a)	22,600	722,769
Nagoya Railroad Co. Ltd.(a)	25,199	755,419
Nippon Express Co. Ltd.	10,300	525,497
Odakyu Electric Railway Co. Ltd.	41,500	997,191
Seibu Holdings, Inc.	29,200	510,296
Tobu Railway Co. Ltd.	26,700	868,150
Tokyu Corp.	70,200	1,321,884
West Japan Railway Co.	23,100	1,956,745

		20,637,946

Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.(a)	28,500	1,260,530
Disco Corp.	3,900	746,288
Renesas Electronics Corp.*(a)	107,300	697,816
Rohm Co. Ltd.	13,200	1,017,925
SUMCO Corp.	35,400	480,371
Tokyo Electron Ltd.	22,200	4,264,194

		8,467,124

Software 0.1%
Oracle Corp. Japan	5,200	453,329
Trend Micro, Inc.	18,100	864,792

		1,318,121

Specialty Retail 0.4%
ABC-Mart, Inc.	5,000	317,893
Fast Retailing Co. Ltd.	8,200	4,888,374
Hikari Tsushin, Inc.	2,800	608,222
Nitori Holdings Co. Ltd.	11,100	1,624,005
Shimamura Co. Ltd.(a)	3,100	246,458

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Specialty Retail (continued)
USS Co. Ltd.	29,200	$569,516
Yamada Denki Co. Ltd.	94,500	457,350

		8,711,818

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	32,500	593,148
Canon, Inc.	139,000	3,710,665
FUJIFILM Holdings Corp.	51,500	2,269,615
Konica Minolta, Inc.	62,700	438,433
NEC Corp.	35,400	1,500,169
Ricoh Co. Ltd.(a)	94,700	857,281
Seiko Epson Corp.(a)	33,500	473,722

		9,843,033

Tobacco 0.2%
Japan Tobacco, Inc.	166,300	3,644,114

Trading Companies & Distributors 0.9%
ITOCHU Corp.	190,400	3,946,915
Marubeni Corp.	221,000	1,475,076
Mitsubishi Corp.	189,200	4,658,974
Mitsui & Co. Ltd.	229,100	3,764,367
MonotaRO Co. Ltd.	19,200	506,017
Sumitomo Corp.	169,800	2,663,694
Toyota Tsusho Corp.	30,000	972,892

		17,987,935

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.(a)	6,100	265,677
Kamigumi Co. Ltd.	17,000	385,125

		650,802

Wireless Telecommunication Services 1.2%
KDDI Corp.	250,200	6,540,260
NTT DOCOMO, Inc.	186,200	4,754,547
Softbank Corp.(a)	236,800	3,207,024
SoftBank Group Corp.	231,400	9,088,726

		23,590,557

		478,371,614

LUXEMBOURG 0.2%
Energy Equipment & Services 0.0%†
Tenaris SA	65,510	695,034

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE(a)	1,614	750,813

Media 0.1%
RTL Group SA	5,891	283,543
SES SA, FDR	49,601	904,607

		1,188,150

Metals & Mining 0.1%
ArcelorMittal(a)	93,871	1,323,200

		3,957,197

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	309,000	1,938,670
MGM China Holdings Ltd.	116,400	183,008
Sands China Ltd.	342,700	1,564,708
SJM Holdings Ltd.	308,000	294,792
Wynn Macau Ltd.	181,600	357,047

		4,338,225

MALTA 0.0%†
Capital Markets 0.0%†
BGP Holdings plc*^¥	848,508	0

Common Stocks (continued)
	Shares	Value

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc(a)	31,585	$265,749

NETHERLANDS 4.7%
Banks 0.3%
ABN AMRO Bank NV, CVA Reg. S(b)	59,779	1,054,024
ING Groep NV	545,144	5,714,542

		6,768,566

Beverages 0.3%
Heineken Holding NV	16,282	1,622,144
Heineken NV	36,335	3,929,073

		5,551,217

Chemicals 0.3%
Akzo Nobel NV	31,734	2,831,037
Koninklijke DSM NV	25,103	3,019,662

		5,850,699

Diversified Financial Services 0.1%
EXOR NV	15,256	1,023,615

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	510,412	1,592,385

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	166,219	4,158,043

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	130,425	6,045,818

Insurance 0.1%
Aegon NV	251,736	1,046,883
NN Group NV	40,216	1,427,707

		2,474,590

IT Services 0.1%
Adyen NV Reg. S*(b)	1,462	963,978

Oil, Gas & Consumable Fuels 1.7%
Koninklijke Vopak NV	10,702	549,517
Royal Dutch Shell plc, Class A	612,374	17,899,234
Royal Dutch Shell plc, Class B	526,903	15,478,860

		33,927,611

Professional Services 0.2%
Randstad NV	17,684	868,744
Wolters Kluwer NV	39,260	2,867,420

		3,736,164

Semiconductors & Semiconductor Equipment 1.0%
ASML Holding NV	59,983	14,887,893
NXP Semiconductors NV	40,455	4,414,450

		19,302,343

		91,395,029

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	131,635	424,013

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	249,863	690,470

Food Products 0.1%
a2 Milk Co. Ltd.*	107,056	889,369

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	78,766	851,025

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	54,219	450,403

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	180,387	587,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

NEW ZEALAND (continued)
Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	143,378	$819,656

		4,712,410

NORWAY 0.7%
Banks 0.1%
DNB ASA	136,039	2,401,793

Chemicals 0.1%
Yara International ASA	25,098	1,082,775

Diversified Telecommunication Services 0.1%
Telenor ASA	103,974	2,086,238

Food Products 0.1%
Mowi ASA	61,988	1,430,123
Orkla ASA	101,400	923,221

		2,353,344

Insurance 0.0%†
Gjensidige Forsikring ASA	28,575	567,093

Media 0.0%†
Schibsted ASA, Class B	14,443	405,149

Metals & Mining 0.1%
Norsk Hydro ASA	189,189	667,882

Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	16,094	428,864
Equinor ASA	143,104	2,714,500

		3,143,364

		12,707,638

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	355,878	1,382,349

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	38,870	655,705

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	70,839	1,065,532

		3,103,586

RUSSIA 0.0%†
Metals & Mining 0.0%†
Evraz plc	72,161	415,222

SINGAPORE 1.2%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	220,600	613,061

Airlines 0.0%†
Singapore Airlines Ltd.	77,166	510,852

Banks 0.6%
DBS Group Holdings Ltd.	253,700	4,572,570
Oversea-Chinese Banking Corp. Ltd.	451,200	3,555,846
United Overseas Bank Ltd.	173,800	3,219,692

		11,348,108

Capital Markets 0.1%
Singapore Exchange Ltd.	113,600	697,163

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	12,566	273,539

Diversified Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	1,153,850	2,591,022

Common Stocks (continued)
	Shares	Value

SINGAPORE (continued)
Electronic Equipment, Instruments & Components 0.0%†
Venture Corp. Ltd.	40,700	$451,105

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	363,227	820,579
CapitaLand Commercial Trust	391,444	585,810
CapitaLand Mall Trust	366,100	696,989
Suntec REIT	308,400	423,817

		2,527,195

Food Products 0.1%
Golden Agri-Resources Ltd.	878,612	143,284
Wilmar International Ltd.	243,894	659,737

		803,021

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore Ltd.	878,496	559,528

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	207,000	890,821
Sembcorp Industries Ltd.	79,600	120,103

		1,010,924

Media 0.0%†
Singapore Press Holdings Ltd.	208,000	313,815

Real Estate Management & Development 0.1%
CapitaLand Ltd.	374,997	960,512
City Developments Ltd.	61,200	436,229
UOL Group Ltd.	66,200	359,360

		1,756,101

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	314,000	546,095

Transportation Infrastructure 0.0%†
SATS Ltd.	100,700	353,201

		24,354,730

SOUTH AFRICA 0.2%
Capital Markets 0.0%†
Investec plc	96,230	495,272

Metals & Mining 0.2%
Anglo American plc	148,247	3,415,234

		3,910,506

SPAIN 2.9%
Banks 0.9%
Banco Bilbao Vizcaya Argentaria SA	927,357	4,838,314
Banco de Sabadell SA	795,211	772,571
Banco Santander SA	2,364,397	9,641,034
Bankia SA	187,282	354,146
Bankinter SA	100,768	637,084
CaixaBank SA	507,183	1,333,974

		17,577,123

Biotechnology 0.1%
Grifols SA	42,155	1,242,100

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	37,484	1,499,564
Ferrovial SA	65,416	1,890,118

		3,389,682

Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg. S*(b)	27,745	1,146,096
Telefonica SA	651,548	4,975,189

		6,121,285

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

SPAIN (continued)
Electric Utilities 0.6%
Endesa SA	47,090	$1,238,877
Iberdrola SA	846,683	8,798,921
Red Electrica Corp. SA	59,449	1,206,874

		11,244,672

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA(a)	33,691	457,774

Gas Utilities 0.1%
Enagas SA	28,047	650,390
Naturgy Energy Group SA	42,892	1,137,871

		1,788,261

Insurance 0.0%†
Mapfre SA	162,399	437,800

IT Services 0.2%
Amadeus IT Group SA	61,658	4,421,704

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	199,486	3,111,626

Specialty Retail 0.2%
Industria de Diseno Textil SA	153,454	4,753,429

Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b)	9,539	1,748,226

		56,293,682

SWEDEN 2.3%
Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A	230,003	2,115,651
Svenska Handelsbanken AB, Class A	215,817	2,023,512
Swedbank AB, Class A	127,981	1,843,801

		5,982,964

Building Products 0.2%
Assa Abloy AB, Class B	141,646	3,155,432

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	44,251	678,320

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	428,955	3,428,477

Construction & Engineering 0.0%†
Skanska AB, Class B	48,070	974,231

Diversified Financial Services 0.3%
Industrivarden AB, Class C	25,347	555,323
Investor AB, Class B	64,370	3,148,386
Kinnevik AB, Class B	35,361	930,659
L E Lundbergforetagen AB, Class B	10,809	406,913

		5,041,281

Diversified Telecommunication Services 0.1%
Telia Co. AB	374,225	1,676,228

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	36,797	1,778,042

Food & Staples Retailing 0.0%†
ICA Gruppen AB	12,291	567,945

Household Durables 0.1%
Electrolux AB Series B	33,999	806,780
Husqvarna AB, Class B	56,775	432,410

		1,239,190

Household Products 0.1%
Essity AB, Class B	86,652	2,528,294

Common Stocks (continued)
	Shares	Value

SWEDEN (continued)
Machinery 0.7%
Alfa Laval AB	43,477	$858,943
Atlas Copco AB, Class A	93,726	2,885,409
Atlas Copco AB, Class B	55,146	1,496,373
Epiroc AB, Class A	90,486	982,373
Epiroc AB, Class B	57,930	599,538
Sandvik AB	155,231	2,417,359
SKF AB, Class B	53,200	880,393
Volvo AB, Class B	204,663	2,878,065

		12,998,453

Metals & Mining 0.0%†
Boliden AB*	38,477	885,368

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB	24,393	729,711

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B	114,782	2,227,534

Tobacco 0.0%†
Swedish Match AB	24,866	1,028,646

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B(a)	70,568	1,049,472

		45,969,588

SWITZERLAND 9.7%
Beverages 0.0%†
Coca-Cola HBC AG*	28,455	929,579

Building Products 0.1%
Geberit AG (Registered)	5,235	2,499,441

Capital Markets 0.7%
Credit Suisse Group AG (Registered)*	355,414	4,363,748
Julius Baer Group Ltd.*	31,469	1,395,961
Partners Group Holding AG	2,670	2,048,142
UBS Group AG (Registered)*	538,743	6,124,520

		13,932,371

Chemicals 0.4%
Clariant AG (Registered)*	29,669	577,833
EMS-Chemie Holding AG (Registered)	1,227	764,691
Givaudan SA (Registered)	1,281	3,575,302
Sika AG (Registered)	18,033	2,639,460

		7,557,286

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	67,155	3,309,637

Diversified Financial Services 0.0%†
Pargesa Holding SA	5,244	403,419

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	3,660	1,805,174

Electrical Equipment 0.3%
ABB Ltd. (Registered)	257,231	5,052,346

Food Products 2.5%
Barry Callebaut AG (Registered)	314	648,612
Chocoladefabriken Lindt & Spruengli AG	149	1,100,190
Chocoladefabriken Lindt & Spruengli AG (Registered)	14	1,158,638
Nestle SA (Registered)	430,893	46,740,727

		49,648,167

Health Care Equipment & Supplies 0.3%
Alcon, Inc.*	58,927	3,439,114
Sonova Holding AG (Registered)	7,848	1,825,049

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

SWITZERLAND (continued)
Health Care Equipment & Supplies (continued)
Straumann Holding AG (Registered)	1,442	$1,179,432

		6,443,595

Insurance 0.8%
Baloise Holding AG (Registered)	7,142	1,280,123
Swiss Life Holding AG (Registered)	4,890	2,337,068
Swiss Re AG	42,874	4,474,305
Zurich Insurance Group AG	21,377	8,180,021

		16,271,517

Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered)*	10,524	3,561,168

Machinery 0.1%
Schindler Holding AG	5,754	1,287,782
Schindler Holding AG (Registered)	2,904	647,515

		1,935,297

Marine 0.1%
Kuehne + Nagel International AG (Registered)	7,631	1,124,716

Metals & Mining 0.2%
Glencore plc*	1,540,306	4,640,569

Pharmaceuticals 2.9%
Novartis AG (Registered)	302,212	26,236,626
Roche Holding AG	98,834	28,822,478
Vifor Pharma AG	6,430	1,027,920

		56,087,024

Professional Services 0.2%
Adecco Group AG (Registered)	22,097	1,222,250
SGS SA (Registered)	755	1,871,016

		3,093,266

Real Estate Management & Development 0.1%
Swiss Prime Site AG (Registered)*	10,221	1,000,804

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a)	96,511	1,869,951

Software 0.1%
Temenos AG (Registered)*	9,135	1,530,843

Specialty Retail 0.0%†
Dufry AG (Registered)*	6,158	515,555

Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont SA (Registered)	73,314	5,387,957
Swatch Group AG (The)	3,798	1,009,989
Swatch Group AG (The) (Registered)	8,353	420,416

		6,818,362

		190,030,087

UNITED ARAB EMIRATES 0.0%†
Health Care Providers & Services 0.0%†
NMC Health plc	13,387	445,888

UNITED KINGDOM 13.8%
Aerospace & Defense 0.3%
BAE Systems plc	451,585	3,164,296
Meggitt plc	109,297	854,043
Rolls-Royce Holdings plc*	239,816	2,335,549

		6,353,888

Airlines 0.0%†
easyJet plc	24,296	343,482

Automobiles 0.1%
Fiat Chrysler Automobiles NV	153,395	1,987,540

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Banks 1.9%
Barclays plc	2,425,404	$4,482,272
HSBC Holdings plc	2,846,887	21,843,297
Lloyds Banking Group plc	10,012,279	6,676,960
Royal Bank of Scotland Group plc	681,085	1,740,189
Standard Chartered plc	392,777	3,302,104

		38,044,822

Beverages 0.8%
Coca-Cola European Partners plc	33,092	1,834,951
Diageo plc	334,215	13,676,134

		15,511,085

Capital Markets 0.5%
3i Group plc	137,500	1,971,630
Hargreaves Lansdown plc	39,759	1,015,982
London Stock Exchange Group plc	44,264	3,975,181
Schroders plc	17,568	664,199
St James’s Place plc	74,124	892,385
Standard Life Aberdeen plc	351,187	1,234,059

		9,753,436

Chemicals 0.1%
Croda International plc	18,161	1,085,797
Johnson Matthey plc	27,226	1,024,281

		2,110,078

Commercial Services & Supplies 0.1%
G4S plc	218,273	508,278
Rentokil Initial plc	260,158	1,496,054

		2,004,332

Diversified Telecommunication Services 0.1%
BT Group plc	1,186,530	2,607,064

Electric Utilities 0.1%
SSE plc	145,072	2,222,699

Electrical Equipment 0.1%
Melrose Industries plc	686,576	1,700,869

Electronic Equipment, Instruments & Components 0.1%
Halma plc	53,407	1,293,958

Energy Equipment & Services 0.0%†
John Wood Group plc	95,877	446,652

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	117,007	841,788
Land Securities Group plc	100,640	1,059,732
Segro plc	153,264	1,527,934

		3,429,454

Food & Staples Retailing 0.3%
J Sainsbury plc	238,864	645,527
Tesco plc	1,370,766	4,064,880
Wm Morrison Supermarkets plc	317,918	782,948

		5,493,355

Food Products 0.1%
Associated British Foods plc	50,346	1,425,383

Health Care Equipment & Supplies 0.1%
Smith & Nephew plc	123,004	2,962,934

Hotels, Restaurants & Leisure 0.5%
Compass Group plc	223,595	5,753,037
GVC Holdings plc	80,741	738,809
InterContinental Hotels Group plc	24,289	1,515,803
Merlin Entertainments plc Reg. S(b)	96,748	538,323
Whitbread plc	18,961	1,000,947

		9,546,919

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Household Durables 0.2%
Barratt Developments plc	143,331	$1,142,334
Berkeley Group Holdings plc	17,283	888,033
Persimmon plc	44,645	1,191,609
Taylor Wimpey plc	463,064	919,495

		4,141,471

Household Products 0.4%
Reckitt Benckiser Group plc	99,760	7,780,175

Industrial Conglomerates 0.1%
DCC plc	13,885	1,211,028
Smiths Group plc	55,955	1,079,768

		2,290,796

Insurance 0.7%
Admiral Group plc	26,979	702,742
Aviva plc	551,365	2,703,949
Direct Line Insurance Group plc	196,454	724,631
Legal & General Group plc	838,568	2,560,442
Prudential plc	358,015	6,501,897
RSA Insurance Group plc	145,081	952,766

		14,146,427

Interactive Media & Services 0.0%†
Auto Trader Group plc Reg. S(b)	131,808	826,386

Internet & Direct Marketing Retail 0.1%
Ocado Group plc*	64,944	1,057,103

Machinery 0.2%
CNH Industrial NV	143,493	1,463,236
Spirax-Sarco Engineering plc	10,517	1,014,418
Weir Group plc (The)	34,830	611,230

		3,088,884

Media 0.3%
Informa plc	176,882	1,852,598
ITV plc	511,989	790,834
Pearson plc	110,382	1,000,610
WPP plc	178,322	2,232,281

		5,876,323

Multiline Retail 0.1%
Marks & Spencer Group plc(a)	278,151	630,805
Next plc	19,056	1,449,446

		2,080,251

Multi-Utilities 0.3%
Centrica plc	796,177	721,847
National Grid plc	479,964	5,204,104

		5,925,951

Oil, Gas & Consumable Fuels 0.9%
BP plc	2,867,427	18,129,592

Paper & Forest Products 0.1%
Mondi plc	68,874	1,318,835

Personal Products 1.1%
Unilever NV	205,103	12,324,245
Unilever plc	156,129	9,387,790

		21,712,035

Pharmaceuticals 1.6%
AstraZeneca plc	184,748	16,417,578
GlaxoSmithKline plc	701,669	15,019,644

		31,437,222

Professional Services 0.6%
Experian plc	128,068	4,091,596
Intertek Group plc	22,808	1,535,731

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Professional Services (continued)
RELX plc	274,443	$6,520,591

		12,147,918

Software 0.1%
Micro Focus International plc	49,639	700,327
Sage Group plc (The)	153,371	1,304,817

		2,005,144

Specialty Retail 0.0%†
Kingfisher plc	301,484	766,404

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	58,136	1,554,977

Tobacco 0.8%
British American Tobacco plc	322,681	11,930,038
Imperial Brands plc	133,362	2,995,841

		14,925,879

Trading Companies & Distributors 0.2%
Ashtead Group plc	65,711	1,828,490
Bunzl plc	47,367	1,238,385

		3,066,875

Water Utilities 0.1%
Severn Trent plc	33,397	889,361
United Utilities Group plc	96,365	978,116

		1,867,477

Wireless Telecommunication Services 0.4%
Vodafone Group plc	3,770,058	7,508,037

		270,892,112

UNITED STATES 0.3%
Construction Materials 0.1%
James Hardie Industries plc CHDI	63,945	1,073,910

Hotels, Restaurants & Leisure 0.0%†
Carnival plc	23,044	955,144

Life Sciences Tools & Services 0.1%
QIAGEN NV*	32,621	1,068,017

Software 0.0%†
CyberArk Software Ltd.*	5,314	530,443

Trading Companies & Distributors 0.1%
Ferguson plc	32,650	2,385,425

		6,012,939

Total Common Stocks (cost $1,735,124,325)		1,941,671,738

Rights 0.0%†
	Number of Rights	Value

AUSTRALIA 0.0%†
Multiline Retail 0.0%†
Harvey Norman Holdings Ltd., expiring at an exercise price of $2.50 on 10/11/2019*(a)	1,838	2,227

Total Rights (cost $–)		2,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Repurchase Agreements 1.9%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $20,001,278, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $20,400,000.(c)	$20,000,000	$20,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $4,174,747, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $4,257,969.(c)	4,174,479	4,174,479

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $3,042,543, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $3,060,000.(c)(d)	3,000,000	3,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $10,000,681, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $10,200,000.(c)	10,000,000	10,000,000

Total Repurchase Agreements (cost $37,174,479)		37,174,479

Total Investments (cost $1,772,298,804) — 100.6%		1,978,848,444

Liabilities in excess of other assets — (0.6)%		(12,438,650)

NET ASSETS — 100.0%		$1,966,409,794

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $66,683,398, which was collateralized by cash used to purchase repurchase agreements with a total value of $37,174,479 and by $34,656,933, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from 10/3/2019 – 11/15/2048, a total value of $71,831,412.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $15,992,755 which represents 0.81% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $37,174,479.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
EURO STOXX 50 Index	232	12/2019	EUR	8,989,471	95,641
FTSE 100 Index	57	12/2019	GBP	5,174,678	60,307
SGX Nikkei 225 Index	55	12/2019	JPY	5,529,249	29,161
SPI 200 Index	20	12/2019	AUD	2,255,008	(5,039)

					180,070

At September 30, 2019, the fund had $1,279,288 segregated in foreign currency as collateral with the broker for open futures contracts.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$30,305,261	$–	$30,305,261
Air Freight & Logistics	–	6,314,141	–	6,314,141
Airlines	–	2,398,987	–	2,398,987
Auto Components	–	18,745,808	–	18,745,808
Automobiles	–	61,652,156	–	61,652,156
Banks	–	191,241,336	–	191,241,336
Beverages	1,834,951	47,160,738	–	48,995,689
Biotechnology	611,810	13,736,542	–	14,348,352
Building Products	–	16,242,398	–	16,242,398
Capital Markets	–	48,110,423	–	48,110,423
Chemicals	–	66,044,097	–	66,044,097
Commercial Services & Supplies	–	12,054,348	–	12,054,348
Communications Equipment	–	7,438,776	–	7,438,776
Construction & Engineering	–	19,288,881	–	19,288,881
Construction Materials	–	11,428,191	–	11,428,191
Consumer Finance	–	678,722	–	678,722
Containers & Packaging	–	1,264,319	–	1,264,319
Distributors	–	273,539	–	273,539
Diversified Consumer Services	–	192,873	–	192,873
Diversified Financial Services	–	12,921,837	–	12,921,837
Diversified Telecommunication Services	–	42,852,115	–	42,852,115

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total

Assets: (continued)
Common Stocks (continued)
Electric Utilities	$–	$40,130,273	$–	$40,130,273
Electrical Equipment	–	27,667,856	–	27,667,856
Electronic Equipment, Instruments & Components	–	32,712,935	–	32,712,935
Energy Equipment & Services	–	1,576,646	–	1,576,646
Entertainment	–	12,372,217	–	12,372,217
Equity Real Estate Investment Trusts (REITs)	–	31,699,340	–	31,699,340
Food & Staples Retailing	–	28,307,287	–	28,307,287
Food Products	–	74,138,727	–	74,138,727
Gas Utilities	–	10,031,951	–	10,031,951
Health Care Equipment & Supplies	–	34,619,487	–	34,619,487
Health Care Providers & Services	–	9,527,290	–	9,527,290
Health Care Technology	–	1,414,126	–	1,414,126
Hotels, Restaurants & Leisure	573,954	27,899,127	–	28,473,081
Household Durables	–	23,467,565	–	23,467,565
Household Products	–	17,248,172	–	17,248,172
Independent Power and Renewable Electricity Producers	–	2,012,684	–	2,012,684
Industrial Conglomerates	2,319,045	21,627,658	–	23,946,703
Insurance	–	107,643,912	–	107,643,912
Interactive Media & Services	–	3,165,507	–	3,165,507
Internet & Direct Marketing Retail	5,036,752	4,660,124	–	9,696,876
IT Services	688,066	19,764,285	–	20,452,351
Leisure Products	–	4,766,922	–	4,766,922
Life Sciences Tools & Services	–	5,924,276	–	5,924,276
Machinery	–	51,898,092	–	51,898,092
Marine	–	3,474,739	–	3,474,739
Media	–	12,857,371	–	12,857,371
Metals & Mining	–	52,407,857	–	52,407,857
Multiline Retail	–	9,651,092	–	9,651,092
Multi-Utilities	–	19,454,873	–	19,454,873
Oil, Gas & Consumable Fuels	–	97,623,148	–	97,623,148
Paper & Forest Products	–	5,094,648	–	5,094,648
Personal Products	–	44,378,730	–	44,378,730
Pharmaceuticals	1,071,072	158,012,133	–	159,083,205
Professional Services	–	28,666,783	–	28,666,783
Real Estate Management & Development	889,056	37,211,619	–	38,100,675
Road & Rail	–	26,581,218	–	26,581,218
Semiconductors & Semiconductor Equipment	4,414,450	28,871,279	–	33,285,729
Software	2,406,506	25,015,689	–	27,422,195
Specialty Retail	–	16,974,740	–	16,974,740
Technology Hardware, Storage & Peripherals	–	9,843,033	–	9,843,033
Textiles, Apparel & Luxury Goods	–	49,358,614	–	49,358,614
Tobacco	–	19,598,639	–	19,598,639
Trading Companies & Distributors	966,502	24,496,874	–	25,463,376
Transportation Infrastructure	–	11,925,143	–	11,925,143
Water Utilities	–	1,867,477	–	1,867,477
Wireless Telecommunication Services	–	32,871,928	–	32,871,928
Total Common Stocks	$20,812,164	$1,920,859,574	$–	$1,941,671,738
Futures Contracts	$185,109	$–	$–	$185,109
Repurchase Agreements	–	37,174,479	–	37,174,479
Right	2,227	–	–	2,227
Total Assets	$20,999,500	$1,958,034,053	$–	$1,979,033,553
Liabilities:
Futures Contracts	$(5,039)	$–	$–	$(5,039)
Total Liabilities	$(5,039)	$–	$–	$(5,039)
Total	$20,994,461	$1,958,034,053	$–	$1,979,028,514

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2019, the Fund held one international common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$ 185,109
Total		$ 185,109

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (5,039)
Total		$ (5,039)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 92.3%
	Shares	Value

Equity Funds 84.0%
NVIT Emerging Markets Fund, Class Y (a)	1,508,091	$18,368,553
NVIT International Index Fund, Class Y (a)	7,071,733	69,020,113
NVIT Mid Cap Index Fund, Class Y (a)	2,005,337	41,029,196
NVIT S&P 500 Index Fund, Class Y (a)	5,446,162	99,937,066
NVIT Small Cap Index Fund, Class Y (a)	709,335	5,334,201

Total Equity Funds (cost $206,703,592)		233,689,129

Fixed Income Funds 8.3%
Nationwide Core Plus Bond Fund, Class R6 (a)	1,109,789	11,552,905
NVIT Bond Index Fund, Class Y (a)	1,061,032	11,597,078

Total Fixed Income Funds (cost $22,492,738)		23,149,983

Total Investment Companies (cost $229,196,330)		256,839,112

Exchange Traded Funds 5.8%
	Shares	Value

Equity Funds 5.8%
Nationwide Maximum Diversification U.S. Core Equity ETF (a)	349,739	10,292,924
Nationwide Risk-Based International Equity ETF (a)	230,614	5,818,391

Total Exchange Traded Funds (cost $14,537,797)		16,111,315

Investment Contract 2.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$5,550,537	5,550,537

Total Investment Contract (cost $5,550,537)		5,550,537

Total Investments (cost $249,284,664) — 100.1%		278,500,964

Liabilities in excess of other assets — (0.1)%		(180,711)

NET ASSETS — 100.0%		$278,320,253

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$16,111,315	$–	$–	$16,111,315
Investment Companies	256,839,112	–	–	256,839,112
Investment Contract	–	–	5,550,537	5,550,537
Total	$272,950,427	$–	$5,550,537	$278,500,964

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$5,596,237	$5,596,237
Purchases*	489,976	489,976
Sales	(535,676)	(535,676)
Change in Unrealized Appreciation/Depreciation	–	–
Transfers Into Level 3	–	–
Transfers Out of Level 3	–	–

Balance as of 9/30/2019	$5,550,537	$5,550,537

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 83.6%
	Shares	Value

Equity Funds 46.7%
NVIT Emerging Markets Fund, Class Y (a)	4,172,169	$50,817,016
NVIT International Index Fund, Class Y (a)	24,254,929	236,728,110
NVIT Mid Cap Index Fund, Class Y (a)	4,067,772	83,226,611
NVIT S&P 500 Index Fund, Class Y (a)	18,249,847	334,884,687
NVIT Small Cap Index Fund, Class Y (a)	2,943,000	22,131,360

Total Equity Funds (cost $672,249,432)		727,787,784

Fixed Income Funds 36.9%
Nationwide Core Plus Bond Fund, Class R6 (a)	12,281,230	127,847,603
NVIT Bond Index Fund, Class Y (a)	33,753,589	368,926,731
NVIT Short Term Bond Fund, Class Y (a)	7,375,187	77,291,964

Total Fixed Income Funds (cost $564,424,798)		574,066,298

Total Investment Companies (cost $1,236,674,230)		1,301,854,082

Exchange Traded Funds 2.7%
	Shares	Value

Equity Funds 2.7%
Nationwide Risk-Based International Equity ETF (a)	633,079	15,972,583
Nationwide Risk-Based U.S. Equity ETF (a)(b)	844,694	25,189,536

Total Exchange Traded Funds (cost $36,948,465)		41,162,119

Investment Contract 13.8%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$214,942,796	214,942,796

Total Investment Contract (cost $214,942,796)		214,942,796

Repurchase Agreements 0.0%†
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $20,002, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $20,400. (d)	20,000	20,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $12,701, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $12,954. (d)	12,700	12,700

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $10,001, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $10,200. (d)	$10,000	$10,000

Total Repurchase Agreements (cost $42,700)		42,700

Total Investments (cost $1,488,608,191) — 100.1%		1,558,001,697

Liabilities in excess of other assets — (0.1)%		(821,460)

NET ASSETS — 100.0%		$1,557,180,237

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $41,749, which was collateralized by cash used to purchase repurchase agreements with a total value of $42,700.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $42,700.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$41,162,119	$–	$–	$41,162,119
Investment Companies	1,301,854,082	–	–	1,301,854,082
Investment Contract	–	–	214,942,796	214,942,796
Repurchase Agreements	–	42,700	–	42,700
Total	$1,343,016,201	$42,700	$214,942,796	$1,558,001,697

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$219,852,077	$219,852,077
Purchases*	10,410,269	10,410,269
Sales	(15,319,550)	(15,319,550)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 9/30/2019	$214,942,796	$214,942,796

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 90.4%
	Shares	Value

Equity Funds 64.7%
NVIT Emerging Markets Fund, Class Y (a)	4,909,918	$59,802,807
NVIT International Index Fund, Class Y (a)	27,956,847	272,858,822
NVIT Mid Cap Index Fund, Class Y (a)	5,419,939	110,891,961
NVIT S&P 500 Index Fund, Class Y (a)	24,502,542	449,621,638
NVIT Small Cap Index Fund, Class Y (a)	3,594,298	27,029,123

Total Equity Funds (cost $763,133,248)		920,204,351

Fixed Income Funds 25.7%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,038,467	73,270,445
NVIT Bond Index Fund, Class Y (a)	22,878,506	250,062,068
NVIT Short Term Bond Fund, Class Y (a)	4,056,190	42,508,867

Total Fixed Income Funds (cost $359,038,921)		365,841,380

Total Investment Companies (cost $1,122,172,169)		1,286,045,731

Exchange Traded Funds 4.8%
	Shares	Value

Equity Funds 4.8%
Nationwide Maximum Diversification U.S. Core Equity ETF (a)(b)	1,812,201	53,333,619
Nationwide Risk-Based International Equity ETF (a)	598,474	15,099,499

Total Exchange Traded Funds (cost $60,289,220)		68,433,118

Investment Contract 4.9%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$70,351,220	70,351,220

Total Investment Contract (cost $70,351,220)		70,351,220

Repurchase Agreements 0.0%†
	Principal Amount	Value

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $69,005, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $70,380. (d)	69,000	69,000

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $30,003, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $30,600. (d)	$30,000	$30,000

Total Repurchase Agreements (cost $99,000)		99,000

Total Investments (cost $1,252,911,609) — 100.1%		1,424,929,069

Liabilities in excess of other assets — (0.1)%		(862,506)

NET ASSETS — 100.0%		$1,424,066,563

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $97,120, which was collateralized by cash used to purchase repurchase agreements with a total value of $99,000.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $99,000.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$68,433,118	$–	$–	$68,433,118
Investment Companies	1,286,045,731	–	–	1,286,045,731
Investment Contract	–	–	70,351,220	70,351,220
Repurchase Agreements	–	99,000	–	99,000
Total	$1,354,478,849	$99,000	$70,351,220	$1,424,929,069

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$74,622,647	$74,622,647
Purchases*	4,168,664	4,168,664
Sales	(8,440,091)	(8,440,091)
Change in Unrealized Appreciation/Depreciation	–	–
Transfers Into Level 3	–	–
Transfers Out of Level 3	–	–

Balance as of 9/30/2019	$70,351,220	70,351,220

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 74.2%
	Shares	Value

Equity Funds 17.5%
NVIT Emerging Markets Fund, Class Y (a)	836,748	$10,191,591
NVIT International Index Fund, Class Y (a)	4,349,881	42,454,841
NVIT Mid Cap Index Fund, Class Y (a)	509,315	10,420,592
NVIT S&P 500 Index Fund, Class Y (a)	3,209,473	58,893,833
NVIT Small Cap Index Fund, Class Y (a)	447,119	3,362,333

Total Equity Funds (cost $122,972,206)		125,323,190

Fixed Income Funds 56.7%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,697,780	80,133,894
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	3,602,554	36,133,617
NVIT Bond Index Fund, Class Y (a)	19,342,965	211,418,608
NVIT Short Term Bond Fund, Class Y (a)	7,335,018	76,870,990

Total Fixed Income Funds (cost $395,967,424)		404,557,109

Total Investment Companies (cost $518,939,630)		529,880,299

Exchange Traded Funds 2.7%
	Shares	Value

Equity Funds 2.7%
Nationwide Risk-Based International Equity ETF (a)	286,964	7,240,101
Nationwide Risk-Based U.S. Equity ETF (a)	395,529	11,795,031

Total Exchange Traded Funds (cost $17,119,294)		19,035,132

Investment Contract 23.2%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$165,558,345	165,558,345

Total Investment Contract (cost $165,558,345)		165,558,345

Total Investments (cost $701,617,269) — 100.1%		714,473,776

Liabilities in excess of other assets — (0.1)%		(385,148)

NET ASSETS — 100.0%		$714,088,628

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$19,035,132	$–	$–	$19,035,132
Investment Companies	529,880,299	–	–	529,880,299
Investment Contract	–	–	165,558,345	165,558,345
Total	$548,915,431	$–	$165,558,345	$714,473,776

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$166,150,458	$166,150,458
Purchases*	18,512,607	18,512,607
Sales	(19,104,720)	(19,104,720)
Change in Unrealized Appreciation/Depreciation	–	–
Transfers Into Level 3	–	–
Transfers Out of Level 3	–	–

Balance as of 9/30/2019	$165,558,345	$165,558,345

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 81.3%
	Shares	Value

Equity Funds 45.5%
NVIT Emerging Markets Fund, Class Y (a)	1,240,764	$15,112,510
NVIT International Index Fund, Class Y (a)	7,207,374	70,343,968
NVIT Mid Cap Index Fund, Class Y (a)	1,209,167	24,739,551
NVIT S&P 500 Index Fund, Class Y (a)	5,423,090	99,513,709
NVIT Small Cap Index Fund, Class Y (a)	874,734	6,577,997

Total Equity Funds (cost $207,697,134)		216,287,735

Fixed Income Funds 35.8%
Nationwide Core Plus Bond Fund, Class R6 (a)	3,645,238	37,946,932
NVIT Bond Index Fund, Class Y (a)	10,020,213	109,520,928
NVIT Short Term Bond Fund, Class Y (a)	2,190,053	22,951,752

Total Fixed Income Funds (cost $166,263,714)		170,419,612

Total Investment Companies (cost $373,960,848)		386,707,347

Exchange Traded Funds 2.5%
	Shares	Value

Equity Funds 2.5%
Nationwide Risk-Based International Equity ETF(a)	184,742	4,661,041
Nationwide Risk-Based U.S. Equity ETF(a)	246,414	7,348,287

Total Exchange Traded Funds (cost $10,781,868)		12,009,328

Investment Contract 13.4%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$63,830,503	63,830,503

Total Investment Contract (cost $63,830,503)		63,830,503

Total Investments
(cost $448,573,219) — 97.2%		462,547,178

Other assets in excess of liabilities — 2.8%		13,145,688

NET ASSETS — 100.0%		$475,692,866

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

Futures contracts outstanding as of September 30, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	306	12/2019	USD	29,045,520	(109,594)
Russell 2000 E-Mini Index	72	12/2019	USD	5,490,000	(136,424)
S&P 500 E-Mini Index	168	12/2019	USD	25,019,400	(166,828)
S&P Midcap 400 E-Mini Index	50	12/2019	USD	9,690,000	(72,098)

					(484,944)

At September 30, 2019, the Fund has $3,359,840 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$12,009,328	$–	$–	$12,009,328
Investment Companies	386,707,347	–	–	386,707,347
Investment Contract	–	–	63,830,503	63,830,503
Total Assets	$398,716,675	$–	$63,830,503	$462,547,178
Liabilities:
Futures Contracts	$(484,944)	$–	$–	$(484,944)
Total Liabilities	$(484,944)	$–	$–	$(484,944)
Total	$398,231,731	$–	$63,830,503	$462,062,234

Amounts designated as “–” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$62,885,581	$62,885,581
Purchases*	8,516,963	8,516,963
Sales	(7,572,041)	(7,572,041)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 9/30/2019	$63,830,503	$63,830,503

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (484,944)
Total		$ (484,944)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 84.6%
	Shares	Value

Equity Funds 54.8%
NVIT Emerging Markets Fund, Class Y (a)	3,776,184	$45,993,922
NVIT International Index Fund, Class Y (a)	19,808,675	193,332,671
NVIT Mid Cap Index Fund, Class Y (a)	3,381,744	69,190,481
NVIT S&P 500 Index Fund, Class Y (a)	16,111,161	295,639,812
NVIT Small Cap Index Fund, Class Y (a)	2,070,886	15,573,062

Total Equity Funds (cost $587,088,296)		619,729,948

Fixed Income Funds 29.8%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,546,038	78,554,257
NVIT Bond Index Fund, Class Y (a)	20,613,734	225,308,111
NVIT Short Term Bond Fund, Class Y (a)	3,109,948	32,592,258

Total Fixed Income Funds (cost $327,794,277)		336,454,626

Total Investment Companies (cost $914,882,573)		956,184,574

Exchange Traded Funds 2.5%
	Shares	Value

Equity Funds 2.5%
Nationwide Risk-Based International Equity ETF(a)	434,899	10,972,502
Nationwide Risk-Based U.S. Equity ETF(a)(b)	580,119	17,299,671

Total Exchange Traded Funds (cost $25,401,154)		28,272,173

Investment Contract 9.5%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$107,922,788	107,922,788

Total Investment Contract (cost $107,922,788)		107,922,788

Repurchase Agreements 0.0%†
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,001, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $1,020. (d)	1,000	1,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $177,161, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $180,693. (d)	177,150	177,150

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $14,001, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $14,280. (d)	$14,000	$14,000

Total Repurchase Agreements (cost $192,150)		192,150

Total Investments (cost $1,048,398,665) — 96.6%		1,092,571,685

Other assets in excess of liabilities — 3.4%		37,961,152

NET ASSETS — 100.0%		$1,130,532,837

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $187,872, which was collateralized by cash used to purchase repurchase agreements with a total value of $192,150.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $192,150.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

Futures contracts outstanding as of September 30, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	750	12/2019	USD	71,190,000	(629,588)
Russell 2000 E-Mini Index	163	12/2019	USD	12,428,750	(434,911)
S&P 500 E-Mini Index	478	12/2019	USD	71,186,150	(755,616)
S&P Midcap 400 E-Mini Index	120	12/2019	USD	23,256,000	(293,615)

					(2,113,730)

At September 30, 2019, the Fund has $8,624,165 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$28,272,173	$–	$–	$28,272,173
Investment Companies	956,184,574	–	–	956,184,574
Investment Contract	–	–	107,922,788	107,922,788
Repurchase Agreements	–	192,150	–	192,150
Total Assets	$984,456,747	$192,150	$107,922,788	$1,092,571,685
Liabilities:
Futures Contracts	$(2,113,730)	$–	$–	$(2,113,730)
Total Liabilities	$(2,113,730)	$–	$–	$(2,113,730)
Total	$982,343,017	$192,150	$107,922,788	$1,090,457,955

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$106,236,208	$106,236,208
Purchases*	13,988,130	13,988,130
Sales	(12,301,550)	(12,301,550)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 9/30/2019	$107,922,788	$107,922,788

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(2,113,730)
Total		$(2,113,730)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 87.5%
	Shares	Value

Equity Funds 56.7%
NVIT Emerging Markets Fund, Class Y (a)	8,545,730	$104,086,996
NVIT International Index Fund, Class Y (a)	44,909,888	438,320,502
NVIT Mid Cap Index Fund, Class Y (a)	7,661,856	156,761,583
NVIT S&P 500 Index Fund, Class Y (a)	36,534,649	670,410,804
NVIT Small Cap Index Fund, Class Y (a)	4,690,429	35,272,025

Total Equity Funds (cost $1,172,481,631)		1,404,851,910

Fixed Income Funds 30.8%
Nationwide Core Plus Bond Fund, Class R6 (a)	17,151,050	178,542,429
NVIT Bond Index Fund, Class Y (a)	46,847,937	512,047,950
NVIT Short Term Bond Fund, Class Y (a)	7,060,988	73,999,154

Total Fixed Income Funds (cost $752,780,606)		764,589,533

Total Investment Companies (cost $1,925,262,237)		2,169,441,443

Exchange Traded Funds 2.7%
	Shares	Value

Equity Funds 2.7%
Nationwide Risk-Based International Equity ETF (a)(b)	1,035,361	26,122,158
Nationwide Risk-Based U.S. Equity ETF (a)	1,380,759	41,175,476

Total Exchange Traded Funds (cost $60,435,407)		67,297,634

Investment Contract 9.9%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$244,933,851	244,933,851

Total Investment Contract (cost $244,933,851)		244,933,851

Repurchase Agreements 0.0%†
	Principal Amount	Value

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $2,176, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $2,219. (d)	2,175	2,175

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $401, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $408. (d)	400	400

Repurchase Agreements (continued)
Value

Total Repurchase Agreements (cost $2,575)	$2,575

Total Investments (cost $2,230,634,070) — 100.1%	2,481,675,503

Liabilities in excess of other assets — (0.1)%	(1,283,254)

NET ASSETS — 100.0%	$2,480,392,249

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $2,523, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,575.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $2,575.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$67,297,634	$–	$–	$67,297,634
Investment Companies	2,169,441,443	–	–	2,169,441,443
Investment Contract	–	–	244,933,851	244,933,851
Repurchase Agreements	–	2,575	–	2,575
Total	$2,236,739,077	$2,575	$244,933,851	$2,481,675,503

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total

Balance as of 12/31/2018	$255,669,384	$255,669,384

Purchases*	16,827,420	16,827,420

Sales	(27,562,953)	(27,562,953)

Change in Unrealized Appreciation/Depreciation	–	–

Transfers Into Level 3	–	–

Transfers Out of Level 3	–	–

Balance as of 9/30/2019	$244,933,851	$244,933,851

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 91.3%
	Shares	Value

Equity Funds 73.7%
NVIT Emerging Markets Fund, Class Y (a)	4,475,100	$54,506,722
NVIT International Index Fund, Class Y (a)	24,047,065	234,699,359
NVIT Mid Cap Index Fund, Class Y (a)	5,808,455	118,840,992
NVIT S&P 500 Index Fund, Class Y (a)	19,132,828	351,087,398
NVIT Small Cap Index Fund, Class Y (a)	2,679,911	20,152,932

Total Equity Funds (cost $637,391,454)		779,287,403

Fixed Income Funds 17.6%
Nationwide Core Plus Bond Fund, Class R6 (a)	5,244,274	54,592,891
NVIT Bond Index Fund, Class Y (a)	12,032,709	131,517,504

Total Fixed Income Funds (cost $182,718,384)		186,110,395

Total Investment Companies (cost $820,109,838)		965,397,798

Exchange Traded Funds 5.8%
	Shares	Value

Equity Funds 5.8%
Nationwide Maximum Diversification U.S. Core Equity ETF (a)(b)	1,337,460	39,361,849
Nationwide Risk-Based International Equity ETF (a)	882,073	22,254,702

Total Exchange Traded Funds (cost $55,561,744)		61,616,551

Investment Contract 3.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$31,460,835	31,460,835

Total Investment Contract (cost $31,460,835)		31,460,835

Repurchase Agreements 0.0%†
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $100,007, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $102,000. (d)	100,000	100,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $100,007, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $102,000. (d)	100,000	100,000

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $55,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $56,100. (d)	$55,000	$55,000

Total Repurchase Agreements (cost $255,000)		255,000

Total Investments (cost $907,387,417) — 100.1%		1,058,730,184

Liabilities in excess of other assets — (0.1)%		(836,987)

NET ASSETS — 100.0%		$1,057,893,197

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $250,158, which was collateralized by cash used to purchase repurchase agreements with a total value of $255,000.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $255,000.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$61,616,551	$–	$–	$61,616,551
Investment Companies	965,397,798	–	–	965,397,798
Investment Contract	–	–	31,460,835	31,460,835
Repurchase Agreements	–	255,000	–	255,000
Total	$1,027,014,349	$255,000	$31,460,835	$1,058,730,184

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$33,172,353	$33,172,353
Purchases*	2,396,965	2,396,965
Sales	(4,108,483)	(4,108,483)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 9/30/2019	$31,460,835	$31,460,835

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 82.0%
	Shares	Value

Equity Funds 37.6%
NVIT Emerging Markets Fund, Class Y (a)	954,153	$11,621,581
NVIT International Index Fund, Class Y (a)	10,839,066	105,789,282
NVIT Mid Cap Index Fund, Class Y (a)	1,750,668	35,818,673
NVIT S&P 500 Index Fund, Class Y (a)	7,867,384	144,366,504
NVIT Small Cap Index Fund, Class Y (a)	1,506,885	11,331,772

Total Equity Funds (cost $274,993,318)		308,927,812

Fixed Income Funds 44.4%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,230,467	75,269,163
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	2,517,824	25,253,777
NVIT Bond Index Fund, Class Y (a)	19,049,484	208,210,865
NVIT Short Term Bond Fund, Class Y (a)	5,374,507	56,324,829

Total Fixed Income Funds (cost $359,350,980)		365,058,634

Total Investment Companies (cost $634,344,298)		673,986,446

Exchange Traded Funds 2.8%
	Shares	Value

Equity Funds 2.8%
Nationwide Risk-Based International Equity ETF (a)	348,294	8,787,458
Nationwide Risk-Based U.S. Equity ETF (a)	475,385	14,176,408

Total Exchange Traded Funds (cost $20,593,915)		22,963,866

Investment Contract 15.3%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$126,035,953	126,035,953

Total Investment Contract (cost $126,035,953)		126,035,953

Total Investments (cost $780,974,166) — 100.1%		822,986,265

Liabilities in excess of other assets — (0.1)%		(427,030)

NET ASSETS — 100.0%		$822,559,235

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$22,963,866	$–	$–	$22,963,866
Investment Companies	673,986,446	–	–	673,986,446
Investment Contract	–	–	126,035,953	126,035,953
Total	$696,950,312	$–	$126,035,953	$822,986,265

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total

Balance as of 12/31/2018	$133,630,827	$133,630,827

Purchases*	3,214,768	3,214,768

Sales	(10,809,642)	(10,809,642)

Change in Net Appreciation/Depreciation	–	–

Transfers Into Level 3	–	–

Transfers Out of Level 3	–	–

Balance as of 9/30/2019	$126,035,953	$126,035,953

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT iShares Fixed Income ETF Fund

Exchange Traded Funds 99.7%
	Shares	Value

Fixed Income Funds 99.7%
iShares Core 10+ Year USD Bond ETF (a)	5,598	$388,277
iShares Core 1-5 Year USD Bond ETF	11,487	579,978
iShares Core Total USD Bond Market ETF (a)	7,415	388,620
iShares Core U.S. Aggregate Bond ETF	17,081	1,933,057
iShares MBS ETF	3,570	386,631
iShares U.S. Treasury Bond ETF (a)	7,362	193,805

Total Exchange Traded Funds (cost $3,799,221)		3,870,368

Repurchase Agreements 16.5%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $20,001, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $20,400. (b)	$20,000	20,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $561,636, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $572,832. (b)	561,600	561,600

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $60,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $61,200. (b)	60,000	60,000

Total Repurchase Agreements (cost $641,600)		641,600

Total Investments (cost $4,440,821) — 116.2%		4,511,968

Liabilities in excess of other assets — (16.2)%		(628,570)

NET ASSETS — 100.0%		$3,883,398

(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $629,910, which was collateralized by cash used to purchase repurchase agreements with a total value of $641,600.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $641,600.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT iShares Fixed Income ETF Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,870,368	$–	$–	$3,870,368
Repurchase Agreements	–	641,600	–	641,600
Total	$3,870,368	$641,600	$–	$4,511,968

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT iShares Global Equity ETF Fund

Exchange Traded Funds 98.6%
	Shares	Value

Equity Funds 98.6%
iShares Core MSCI EAFE ETF	4,677	$285,624
iShares Core MSCI International Developed Markets ETF (a)	5,750	314,065
iShares Core S&P 500 ETF	570	170,156
iShares Core S&P Mid-Cap ETF	2,222	429,357
iShares Core S&P Small-Cap ETF (a)	1,014	78,930
iShares Core S&P Total U.S. Stock Market ETF	9,967	668,487
iShares Edge MSCI Multifactor USA ETF (a)	6,779	216,386
iShares Edge MSCI Multifactor USA Small-Cap ETF	937	37,377
iShares Edge MSCI USA Momentum Factor ETF	377	44,957
iShares Edge MSCI USA Quality Factor ETF (a)	540	49,896
iShares Edge MSCI USA Size Factor ETF	532	48,295
iShares Edge MSCI USA Value Factor ETF	602	49,388

Total Exchange Traded Funds (cost $2,291,079)		2,392,918

Repurchase Agreements 2.2%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $10,001, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $10,200. (b)	$10,000	10,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $18,045, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $18,405. (b)	18,044	18,044

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $25,002, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $25,500. (b)	25,000	25,000

Total Repurchase Agreements (cost $53,044)		53,044

Total Investments (cost $2,344,123) — 100.8%		2,445,962

Liabilities in excess of other assets — (0.8)%		(20,606)

NET ASSETS — 100.0%		$2,425,356

(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $369,421, which was collateralized by cash used to purchase repurchase agreements with a total value of $53,044 and by $323,967, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/17/2019 – 5/15/2049, a total value of $377,011.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $53,044.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT iShares Global Equity ETF Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$2,392,918	$–	$–	$2,392,918
Repurchase Agreements	–	53,044	–	53,044
Total	$2,392,918	$53,044	$–	$2,445,962

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 95.9%
	Shares	Value

Balanced Fund 95.9%
American Funds Asset Allocation Fund, Class 1	88,863,100	$2,037,630,879

Total Investment Company (cost $1,975,229,562)		2,037,630,879

Total Investments (cost $1,975,229,562) — 95.9%		2,037,630,879

Other assets in excess of liabilities — 4.1%		87,548,146

NET ASSETS — 100.0%		$2,125,179,025

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	329	12/2019	USD	31,228,680	(168,523)
Russell 2000 E-Mini Index	53	12/2019	USD	4,041,250	(126,155)
S&P 500 E-Mini Index	1,504	12/2019	USD	223,983,200	(2,069,798)
S&P Midcap 400 E-Mini Index	39	12/2019	USD	7,558,200	(77,639)

					(2,442,115)

At September 30, 2019, the Fund had $12,571,075 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(2,442,115)
Total		$(2,442,115)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 97.6%
	Shares	Value

Equity Fund 97.6%
American Funds Growth-Income Fund, Class 1	9,424,668	$445,127,083

Total Investment Company (cost $446,930,938)		445,127,083

Total Investments (cost $446,930,938) — 97.6%		445,127,083

Other assets in excess of liabilities — 2.4%		11,038,232

NET ASSETS — 100.0%		$456,165,315

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	16	12/2019	USD	1,518,720	(16,418)
Russell 2000 E-Mini Index	2	12/2019	USD	152,500	(6,274)
S&P 500 E-Mini Index	58	12/2019	USD	8,637,650	(108,036)
S&P Midcap 400 E-Mini Index	1	12/2019	USD	193,800	(3,548)

					(134,276)

At September 30, 2019, the Fund has $496,760 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(134,276)
Total		$(134,276)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.7%
	Shares	Value

Aerospace & Defense 1.2%
Axon Enterprise, Inc. *	44,595	$2,532,104
Curtiss-Wright Corp.	32,142	4,158,211
Teledyne Technologies, Inc. *	27,379	8,815,764

		15,506,079

Air Freight & Logistics 0.4%
XPO Logistics, Inc. *	69,376	4,965,240

Airlines 0.3%
JetBlue Airways Corp. *(a)	223,485	3,743,374

Auto Components 1.0%
Adient plc	65,527	1,504,500
Dana, Inc. (a)	108,314	1,564,054
Delphi Technologies plc	65,728	880,755
Gentex Corp.	191,745	5,279,699
Goodyear Tire & Rubber Co. (The)	174,996	2,520,817
Visteon Corp. *(a)	21,092	1,740,934

		13,490,759

Automobiles 0.2%
Thor Industries, Inc.	41,444	2,347,388

Banks 6.8%
Associated Banc-Corp.	122,360	2,477,790
BancorpSouth Bank (a)	70,439	2,085,699
Bank of Hawaii Corp. (a)	30,654	2,634,098
Bank OZK (a)	90,978	2,480,970
Cathay General Bancorp (a)	57,214	1,987,328
Commerce Bancshares, Inc.	74,336	4,508,478
Cullen/Frost Bankers, Inc. (a)	43,021	3,809,509
East West Bancorp, Inc.	109,539	4,851,482
First Financial Bankshares, Inc.	102,210	3,406,659
First Horizon National Corp.	235,774	3,819,539
FNB Corp.	244,500	2,819,085
Fulton Financial Corp. (a)	125,456	2,029,878
Hancock Whitney Corp.	68,275	2,614,591
Home BancShares, Inc. (a)	117,390	2,206,345
International Bancshares Corp.	42,295	1,633,433
PacWest Bancorp (a)	89,190	3,241,165
Pinnacle Financial Partners, Inc.	54,577	3,097,245
Prosperity Bancshares, Inc. (a)	51,974	3,670,924
Signature Bank	41,298	4,923,548
Sterling Bancorp	154,828	3,105,850
Synovus Financial Corp.	116,439	4,163,859
TCF Financial Corp.	115,808	4,408,811
Texas Capital Bancshares, Inc. *(a)	37,857	2,068,885
Trustmark Corp. (a)	48,593	1,657,507
UMB Financial Corp. (a)	32,581	2,104,081
Umpqua Holdings Corp.	166,147	2,734,780
United Bankshares, Inc. (a)	76,866	2,910,915
Valley National Bancorp (a)	249,708	2,714,326
Webster Financial Corp.	69,360	3,250,903
Wintrust Financial Corp.	42,664	2,757,374

		90,175,057

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A *(a)	6,762	2,461,909

Biotechnology 0.8%
Exelixis, Inc. *	227,967	4,031,596
Ligand Pharmaceuticals, Inc. *(a)	14,344	1,427,802
Repligen Corp. *(a)	34,904	2,676,788
United Therapeutics Corp. *	33,002	2,631,909

		10,768,095

Common Stocks (continued)
	Shares	Value

Building Products 1.3%
Lennox International, Inc. (a)	26,522	$6,444,050
Owens Corning	81,877	5,174,627
Resideo Technologies, Inc. *	92,404	1,325,997
Trex Co., Inc. *(a)	43,932	3,994,737

		16,939,411

Capital Markets 2.5%
Eaton Vance Corp. (a)	85,294	3,832,259
Evercore, Inc., Class A	30,085	2,409,809
FactSet Research Systems, Inc. (a)	28,792	6,995,592
Federated Investors, Inc., Class B (a)	72,532	2,350,762
Interactive Brokers Group, Inc., Class A	57,467	3,090,575
Janus Henderson Group plc (a)	120,021	2,695,672
Legg Mason, Inc.	61,527	2,349,716
SEI Investments Co.	95,720	5,671,889
Stifel Financial Corp.	52,503	3,012,622

		32,408,896

Chemicals 2.5%
Ashland Global Holdings, Inc.	45,495	3,505,390
Cabot Corp.	43,599	1,975,906
Chemours Co. (The) (a)	123,352	1,842,879
Ingevity Corp. *	31,502	2,672,630
Minerals Technologies, Inc.	26,456	1,404,549
NewMarket Corp.	5,542	2,616,323
Olin Corp. (a)	123,968	2,320,681
PolyOne Corp.	58,002	1,893,765
RPM International, Inc.	97,591	6,715,237
Scotts Miracle-Gro Co. (The) (a)	29,655	3,019,472
Sensient Technologies Corp. (a)	31,849	2,186,434
Valvoline, Inc.	141,393	3,114,888

		33,268,154

Commercial Services & Supplies 1.9%
Brink’s Co. (The)	37,629	3,121,326
Clean Harbors, Inc. *	38,678	2,985,942
Deluxe Corp. (a)	32,393	1,592,440
Healthcare Services Group, Inc. (a)	55,778	1,354,848
Herman Miller, Inc.	44,444	2,048,424
HNI Corp.	32,351	1,148,460
KAR Auction Services, Inc. (a)	100,453	2,466,121
MSA Safety, Inc. (a)	26,809	2,925,130
Stericycle, Inc. *(a)	68,578	3,492,677
Tetra Tech, Inc.	41,234	3,577,462

		24,712,830

Communications Equipment 1.1%
Ciena Corp. *	116,738	4,579,632
InterDigital, Inc.	23,486	1,232,310
Lumentum Holdings, Inc. *	57,875	3,099,785
NetScout Systems, Inc. *	50,371	1,161,555
Plantronics, Inc. (a)	24,486	913,818
ViaSat, Inc. *	43,364	3,266,176

		14,253,276

Construction & Engineering 1.3%
AECOM *	118,706	4,458,597
Dycom Industries, Inc. *(a)	23,702	1,209,987
EMCOR Group, Inc.	42,247	3,638,312
Fluor Corp.	105,309	2,014,561
Granite Construction, Inc. (a)	35,252	1,132,647
MasTec, Inc. *(a)	45,487	2,953,471

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Construction & Engineering (continued)
Valmont Industries, Inc. (a)	16,323	$2,259,756

		17,667,331

Construction Materials 0.2%
Eagle Materials, Inc.	31,558	2,840,536

Consumer Finance 0.7%
FirstCash, Inc.	32,334	2,964,058
Green Dot Corp., Class A *(a)	35,972	908,293
Navient Corp.	153,045	1,958,976
SLM Corp.	321,879	2,840,582

		8,671,909

Containers & Packaging 1.0%
AptarGroup, Inc.	48,197	5,708,934
Greif, Inc., Class A (a)	19,812	750,677
Owens-Illinois, Inc.	116,997	1,201,559
Silgan Holdings, Inc.	58,570	1,759,150
Sonoco Products Co.	75,318	4,384,261

		13,804,581

Distributors 0.5%
Pool Corp.	30,045	6,060,077

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc. *	41,441	1,578,488
Graham Holdings Co., Class B	3,275	2,172,799
Service Corp. International (a)	137,245	6,561,683
Sotheby’s *	24,620	1,402,848
WW International, Inc. *	34,948	1,321,733

		13,037,551

Diversified Financial Services 0.3%
Jefferies Financial Group, Inc.	190,186	3,499,422

Electric Utilities 1.6%
ALLETE, Inc.	38,876	3,398,151
Hawaiian Electric Industries, Inc. (a)	82,013	3,740,613
IDACORP, Inc.	37,929	4,273,460
OGE Energy Corp.	150,653	6,836,633
PNM Resources, Inc.	59,948	3,122,092

		21,370,949

Electrical Equipment 1.2%
Acuity Brands, Inc.	30,007	4,044,643
EnerSys	32,054	2,113,641
Hubbell, Inc.	40,948	5,380,567
nVent Electric plc	117,394	2,587,364
Regal Beloit Corp.	31,641	2,305,047

		16,431,262

Electronic Equipment, Instruments & Components 4.2%
Arrow Electronics, Inc. *	62,556	4,665,427
Avnet, Inc.	77,883	3,464,625
Belden, Inc.	29,076	1,550,914
Cognex Corp. (a)	128,440	6,310,257
Coherent, Inc. *(a)	18,095	2,781,563
II-VI, Inc. *(a)	65,388	2,302,311
Jabil, Inc.	104,735	3,746,371
Littelfuse, Inc.	18,477	3,276,157
National Instruments Corp.	89,331	3,751,009
SYNNEX Corp.	30,692	3,465,127
Tech Data Corp. *	26,863	2,800,199
Trimble, Inc. *	189,497	7,354,379
Vishay Intertechnology, Inc.	99,605	1,686,313

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A *	40,728	$8,405,037

		55,559,689

Energy Equipment & Services 0.6%
Apergy Corp. *	58,297	1,576,934
Core Laboratories NV (a)	33,388	1,556,549
Oceaneering International, Inc. *(a)	74,455	1,008,865
Patterson-UTI Energy, Inc. (a)	152,873	1,307,064
Transocean Ltd. *(a)	432,817	1,934,692

		7,384,104

Entertainment 1.0%
Cinemark Holdings, Inc. (a)	80,234	3,100,242
Live Nation Entertainment, Inc. *(a)	104,662	6,943,277
World Wrestling Entertainment, Inc., Class A	35,794	2,546,743

		12,590,262

Equity Real Estate Investment Trusts (REITs) 10.9%
Alexander & Baldwin, Inc.	51,107	1,252,632
American Campus Communities, Inc.	103,409	4,971,905
Brixmor Property Group, Inc.	224,734	4,559,853
Camden Property Trust	72,873	8,089,632
CoreCivic, Inc.	89,632	1,548,841
CoreSite Realty Corp.	27,835	3,391,695
Corporate Office Properties Trust	84,254	2,509,084
Cousins Properties, Inc.	111,219	4,180,722
CyrusOne, Inc.	85,188	6,738,371
Douglas Emmett, Inc.	123,814	5,302,954
EastGroup Properties, Inc.	28,129	3,516,688
EPR Properties	57,782	4,441,124
First Industrial Realty Trust, Inc.	95,194	3,765,875
GEO Group, Inc. (The)	91,254	1,582,344
Healthcare Realty Trust, Inc.	97,270	3,258,545
Highwoods Properties, Inc.	78,063	3,508,151
JBG SMITH Properties	89,059	3,492,003
Kilroy Realty Corp.	70,092	5,459,466
Lamar Advertising Co., Class A	64,691	5,300,134
Liberty Property Trust	118,740	6,094,924
Life Storage, Inc.	35,109	3,700,840
Mack-Cali Realty Corp.	68,151	1,476,151
Medical Properties Trust, Inc.	336,568	6,583,270
National Retail Properties, Inc.	129,174	7,285,414
Omega Healthcare Investors, Inc.	162,979	6,810,892
Park Hotels & Resorts, Inc.	180,890	4,516,823
Pebblebrook Hotel Trust	98,567	2,742,134
PotlatchDeltic Corp.	50,695	2,082,804
PS Business Parks, Inc.	15,071	2,742,168
Rayonier, Inc.	97,810	2,758,242
Sabra Health Care REIT, Inc.	142,629	3,274,762
Senior Housing Properties Trust	178,922	1,655,923
Service Properties Trust	123,765	3,191,899
Spirit Realty Capital, Inc.	66,824	3,198,197
Tanger Factory Outlet Centers, Inc.	70,582	1,092,609
Taubman Centers, Inc.	46,066	1,880,875
Uniti Group, Inc.	138,993	1,079,281
Urban Edge Properties	86,856	1,718,880
Weingarten Realty Investors	91,569	2,667,405

		143,423,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	27,672	$4,459,620
Sprouts Farmers Market, Inc. *(a)	88,892	1,719,171

		6,178,791

Food Products 1.7%
Flowers Foods, Inc.	144,871	3,350,866
Hain Celestial Group, Inc. (The) *(a)	60,550	1,300,311
Ingredion, Inc.	50,220	4,104,983
Lancaster Colony Corp.	14,946	2,072,263
Pilgrim’s Pride Corp. *	39,402	1,262,637
Post Holdings, Inc. *	51,695	5,471,399
Sanderson Farms, Inc.	14,921	2,257,995
Tootsie Roll Industries, Inc. (a)	12,729	472,755
TreeHouse Foods, Inc. *(a)	42,297	2,345,369

		22,638,578

Gas Utilities 1.9%
National Fuel Gas Co.	64,961	3,047,970
New Jersey Resources Corp. (a)	67,719	3,062,253
ONE Gas, Inc.	39,688	3,814,414
Southwest Gas Holdings, Inc.	40,868	3,720,623
Spire, Inc.	38,239	3,335,970
UGI Corp.	157,264	7,905,661

		24,886,891

Health Care Equipment & Supplies 4.0%
Avanos Medical, Inc. *(a)	35,907	1,345,076
Cantel Medical Corp. (a)	27,661	2,069,043
Globus Medical, Inc., Class A *	57,685	2,948,857
Haemonetics Corp. *	38,204	4,819,053
Hill-Rom Holdings, Inc.	50,285	5,291,490
ICU Medical, Inc. *	14,465	2,308,614
Integra LifeSciences Holdings Corp. *	53,430	3,209,540
LivaNova plc *	36,420	2,687,432
Masimo Corp. *	36,923	5,493,773
NuVasive, Inc. *(a)	39,170	2,482,595
Penumbra, Inc. *(a)	24,090	3,239,864
STERIS plc	63,736	9,209,215
West Pharmaceutical Services, Inc.	55,504	7,871,577

		52,976,129

Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc. *(a)	66,795	2,075,989
Amedisys, Inc. *	24,215	3,172,407
Chemed Corp.	11,982	5,003,324
Covetrus, Inc. *(a)	73,266	871,133
Encompass Health Corp.	74,223	4,696,831
HealthEquity, Inc. *	53,221	3,041,314
MEDNAX, Inc. *	63,541	1,437,297
Molina Healthcare, Inc. *	47,197	5,178,455
Patterson Cos., Inc.	64,153	1,143,206
Tenet Healthcare Corp. *(a)	77,855	1,722,153

		28,342,109

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc. *(a)	125,423	1,377,145
Medidata Solutions, Inc. *	46,858	4,287,507

		5,664,652

Hotels, Restaurants & Leisure 4.1%
Boyd Gaming Corp.	60,224	1,442,365
Brinker International, Inc.	28,223	1,204,275
Caesars Entertainment Corp. *	418,233	4,876,597

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The) (a)	30,982	$1,291,330
Churchill Downs, Inc. (a)	26,817	3,310,693
Cracker Barrel Old Country Store, Inc. (a)	18,096	2,943,314
Domino’s Pizza, Inc. (a)	31,032	7,590,117
Dunkin’ Brands Group, Inc.	62,253	4,940,398
Eldorado Resorts, Inc. *(a)	49,164	1,960,169
International Speedway Corp., Class A	17,954	808,109
Jack in the Box, Inc. (a)	19,435	1,770,917
Marriott Vacations Worldwide Corp.	29,230	3,028,520
Papa John’s International, Inc. (a)	16,548	866,288
Penn National Gaming, Inc. *(a)	81,585	1,519,521
Scientific Games Corp. *	40,762	829,507
Six Flags Entertainment Corp.	59,042	2,998,743
Texas Roadhouse, Inc. (a)	49,346	2,591,652
Wendy’s Co. (The)	138,832	2,773,863
Wyndham Destinations, Inc.	69,587	3,202,394
Wyndham Hotels & Resorts, Inc.	72,510	3,751,667

		53,700,439

Household Durables 1.0%
Helen of Troy Ltd. *	18,896	2,979,143
KB Home	64,284	2,185,656
Tempur Sealy International, Inc. *	34,651	2,675,057
Toll Brothers, Inc.	97,156	3,988,254
TRI Pointe Group, Inc. *(a)	107,064	1,610,243

		13,438,353

Household Products 0.2%
Energizer Holdings, Inc. (a)	48,667	2,120,908
Spectrum Brands Holdings, Inc.	4,765	251,211

		2,372,119

Industrial Conglomerates 0.5%
Carlisle Cos., Inc. (a)	42,602	6,200,295

Insurance 5.8%
Alleghany Corp. *	10,860	8,663,674
American Financial Group, Inc.	54,229	5,848,598
Brighthouse Financial, Inc. *	84,062	3,401,989
Brown & Brown, Inc.	176,151	6,352,005
CNO Financial Group, Inc. (a)	117,702	1,863,223
First American Financial Corp.	84,366	4,978,438
Genworth Financial, Inc., Class A *	378,795	1,666,698
Hanover Insurance Group, Inc. (The)	29,845	4,045,191
Kemper Corp.	47,129	3,673,705
Mercury General Corp.	20,414	1,140,734
Old Republic International Corp.	214,498	5,055,718
Primerica, Inc.	31,601	4,020,595
Reinsurance Group of America, Inc.	47,234	7,551,772
RenaissanceRe Holdings Ltd.	33,236	6,429,504
Selective Insurance Group, Inc.	44,682	3,359,640
WR Berkley Corp.	108,908	7,866,425

		75,917,909

Interactive Media & Services 0.1%
Yelp, Inc. *(a)	48,769	1,694,723

Internet & Direct Marketing Retail 0.7%
Etsy, Inc. *(a)	90,658	5,122,177
GrubHub, Inc. *(a)	68,752	3,864,550

		8,986,727

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

IT Services 2.5%
CACI International, Inc., Class A *	18,726	$4,330,575
CoreLogic, Inc. *	60,464	2,797,669
KBR, Inc.	106,534	2,614,344
LiveRamp Holdings, Inc. *	51,036	2,192,507
MAXIMUS, Inc.	48,024	3,710,334
Perspecta, Inc.	104,089	2,718,805
Sabre Corp.	205,929	4,611,780
Science Applications International Corp.	36,850	3,218,847
WEX, Inc. *	32,569	6,581,218

		32,776,079

Leisure Products 0.8%
Brunswick Corp. (a)	64,436	3,358,404
Mattel, Inc. *(a)	260,050	2,961,970
Polaris, Inc.	43,241	3,805,640

		10,126,014

Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A *	16,176	5,382,402
Bio-Techne Corp.	28,647	5,605,359
Charles River Laboratories International, Inc. *	36,732	4,862,215
PRA Health Sciences, Inc. *	47,260	4,689,610
Syneos Health, Inc. *	46,730	2,486,503

		23,026,089

Machinery 4.1%
AGCO Corp.	47,572	3,601,200
Colfax Corp. *(a)	63,036	1,831,826
Crane Co.	38,349	3,092,080
Donaldson Co., Inc.	95,977	4,998,482
Graco, Inc.	125,538	5,779,770
ITT, Inc.	66,229	4,052,553
Kennametal, Inc.	62,061	1,907,755
Lincoln Electric Holdings, Inc. (a)	46,466	4,031,390
Nordson Corp. (a)	38,508	5,632,180
Oshkosh Corp. (a)	51,432	3,898,546
Terex Corp.	48,111	1,249,443
Timken Co. (The)	51,638	2,246,769
Toro Co. (The) (a)	80,229	5,880,786
Trinity Industries, Inc. (a)	77,188	1,519,060
Woodward, Inc.	42,356	4,567,247

		54,289,087

Marine 0.3%
Kirby Corp. *	45,082	3,703,937

Media 1.1%
AMC Networks, Inc., Class A *(a)	33,319	1,637,962
Cable One, Inc. (a)	3,779	4,741,511
John Wiley & Sons, Inc., Class A	33,225	1,459,906
Meredith Corp. (a)	30,157	1,105,556
New York Times Co. (The), Class A (a)	108,736	3,096,801
TEGNA, Inc. (a)	163,054	2,532,229

		14,573,965

Metals & Mining 1.9%
Allegheny Technologies, Inc. *	94,887	1,921,462
Carpenter Technology Corp. (a)	35,872	1,853,148
Commercial Metals Co. (a)	88,750	1,542,475
Compass Minerals International, Inc.	25,501	1,440,551

Common Stocks (continued)
	Shares	Value

Metals & Mining (continued)
Reliance Steel & Aluminum Co.	50,165	$4,999,444
Royal Gold, Inc. (a)	49,341	6,079,305
Steel Dynamics, Inc.	165,278	4,925,284
United States Steel Corp. (a)	128,831	1,487,998
Worthington Industries, Inc.	27,964	1,008,102

		25,257,769

Multiline Retail 0.2%
Dillard’s, Inc., Class A (a)	7,706	509,444
Ollie’s Bargain Outlet Holdings, Inc. *(a)	41,160	2,413,622

		2,923,066

Multi-Utilities 0.8%
Black Hills Corp.	45,956	3,526,204
MDU Resources Group, Inc.	149,812	4,223,200
NorthWestern Corp.	37,963	2,849,123

		10,598,527

Oil, Gas & Consumable Fuels 1.6%
Antero Midstream Corp. (a)	194,541	1,439,603
Chesapeake Energy Corp. *(a)	848,834	1,196,856
CNX Resources Corp. *(a)	141,522	1,027,450
EQT Corp.	192,782	2,051,201
Equitrans Midstream Corp. (a)	153,549	2,234,138
Matador Resources Co. *(a)	80,442	1,329,706
Murphy Oil Corp. (a)	116,876	2,584,128
Oasis Petroleum, Inc. *(a)	209,913	726,299
PBF Energy, Inc., Class A	76,894	2,090,748
Southwestern Energy Co. *(a)	407,396	786,274
World Fuel Services Corp.	49,333	1,970,360
WPX Energy, Inc. *	317,895	3,366,508

		20,803,271

Paper & Forest Products 0.3%
Domtar Corp.	47,221	1,690,984
Louisiana-Pacific Corp. (a)	93,031	2,286,702

		3,977,686

Personal Products 0.2%
Edgewell Personal Care Co. *(a)	40,762	1,324,357
Nu Skin Enterprises, Inc., Class A	41,805	1,777,967

		3,102,324

Pharmaceuticals 0.5%
Catalent, Inc. *	109,898	5,237,739
Prestige Consumer Healthcare, Inc. *(a)	37,908	1,315,028

		6,552,767

Professional Services 0.7%
ASGN, Inc. *	39,813	2,502,645
Insperity, Inc.	28,733	2,833,648
ManpowerGroup, Inc.	45,036	3,793,833

		9,130,126

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	38,875	5,405,958

Road & Rail 1.8%
Avis Budget Group, Inc. *	44,144	1,247,509
Genesee & Wyoming, Inc., Class A *	42,605	4,708,278
Knight-Swift Transportation Holdings, Inc. (a)	92,633	3,362,578
Landstar System, Inc. (a)	29,902	3,366,367
Old Dominion Freight Line, Inc. (a)	48,170	8,187,455

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Road & Rail (continued)
Ryder System, Inc.	40,140	$2,078,048
Werner Enterprises, Inc.	33,329	1,176,514

		24,126,749

Semiconductors & Semiconductor Equipment 3.7%
Cirrus Logic, Inc. *(a)	43,757	2,344,500
Cree, Inc. *(a)	80,162	3,927,938
Cypress Semiconductor Corp. (a)	277,947	6,487,283
First Solar, Inc. *(a)	57,111	3,313,009
MKS Instruments, Inc. (a)	41,005	3,783,942
Monolithic Power Systems, Inc. (a)	30,234	4,705,318
Semtech Corp. *	50,199	2,440,173
Silicon Laboratories, Inc. *(a)	32,621	3,632,348
Synaptics, Inc. *(a)	24,832	992,038
Teradyne, Inc.	127,902	7,406,805
Universal Display Corp.	31,908	5,357,353
Versum Materials, Inc.	82,215	4,351,640

		48,742,347

Software 3.3%
ACI Worldwide, Inc. *	87,839	2,751,557
Blackbaud, Inc. (a)	36,962	3,339,147
CDK Global, Inc.	91,160	4,383,884
CommVault Systems, Inc. *	31,285	1,398,752
Fair Isaac Corp. *	21,748	6,600,953
j2 Global, Inc. (a)	34,919	3,171,343
LogMeIn, Inc.	37,301	2,646,879
Manhattan Associates, Inc. *	48,374	3,902,331
PTC, Inc. *	78,015	5,319,063
Teradata Corp. *(a)	86,092	2,668,852
Tyler Technologies, Inc. *	29,038	7,622,475

		43,805,236

Specialty Retail 2.1%
Aaron’s, Inc.	50,966	3,275,075
American Eagle Outfitters, Inc.	119,839	1,943,788
AutoNation, Inc. *	43,698	2,215,489
Bed Bath & Beyond, Inc. (a)	96,409	1,025,792
Dick’s Sporting Goods, Inc. (a)	49,715	2,028,869
Five Below, Inc. *	41,895	5,282,959
Foot Locker, Inc.	82,773	3,572,483
Murphy USA, Inc. *(a)	22,617	1,929,230
Sally Beauty Holdings, Inc. *(a)	90,953	1,354,290
Urban Outfitters, Inc. *(a)	52,485	1,474,304
Williams-Sonoma, Inc.	58,810	3,997,904

		28,100,183

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp. *	95,869	3,025,626

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc. (a)	33,757	3,078,976
Deckers Outdoor Corp. *	21,792	3,211,269
Skechers U.S.A., Inc., Class A *	100,544	3,755,318

		10,045,563

Thrifts & Mortgage Finance 0.6%
LendingTree, Inc. *	5,779	1,793,975
New York Community Bancorp, Inc. (a)	351,737	4,414,299
Washington Federal, Inc.	59,911	2,216,108

		8,424,382

Trading Companies & Distributors 0.7%
GATX Corp. (a)	26,937	2,088,425

Common Stocks (continued)
	Shares	Value

Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	33,873	$2,456,809
NOW, Inc. *(a)	81,881	939,175
Watsco, Inc. (a)	24,545	4,152,523

		9,636,932

Water Utilities 0.6%
Aqua America, Inc. (a)	162,394	7,280,123

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	71,916	1,855,433

Total Common Stocks (cost $1,022,947,422)		1,301,668,607

Repurchase Agreements 7.9%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $5,000,320, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $5,100,000. (b)	$5,000,000	5,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $27,031,853, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $27,570,728. (b)	27,030,126	27,030,126

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $39,147,381, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $39,372,000. (b)(c)	38,600,000	38,600,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $33,002,246, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $33,660,000. (b)	33,000,000	33,000,000

Total Repurchase Agreements (cost $103,630,126)		103,630,126

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Value

Total Investments (cost $1,126,577,548) — 106.6%	$1,405,298,733

Liabilities in excess of other assets — (6.6)%	(87,254,944)

NET ASSETS — 100.0%	$1,318,043,789

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $207,796,156, which was collateralized by cash used to purchase repurchase agreements with a total value of $103,630,126 and by $109,409,985, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $213,040,111.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $103,630,126.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P Midcap 400 E-Mini Index	84	12/2019	USD	16,279,200	(69,709)

					(69,709)

At September 30, 2019, the Fund has $312,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,301,668,607	$–	$–	$1,301,668,607
Repurchase Agreements	–	103,630,126	–	103,630,126
Total Assets	$1,301,668,607	$103,630,126	$–	$1,405,298,733
Liabilities:
Futures Contracts	$(69,709)	$–	$–	$(69,709)
Total Liabilities	$(69,709)	$–	$–	$(69,709)
Total	$1,301,598,898	$103,630,126	$–	$1,405,229,024

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (69,709)
Total		$ (69,709)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 97.4%
	Shares	Value

AUSTRALIA 3.3%
Biotechnology 2.7%
CSL Ltd.	169,875	$26,843,498

Hotels, Restaurants & Leisure 0.6%
Domino’s Pizza Enterprises Ltd. (a)	183,530	5,752,949

		32,596,447

BRAZIL 2.2%
Food & Staples Retailing 0.3%
Raia Drogasil SA *	113,218	2,610,721

IT Services 1.7%
StoneCo Ltd., Class A *(a)	501,261	17,433,858

Multiline Retail 0.2%
Lojas Renner SA *	173,919	2,112,587

		22,157,166

CANADA 9.9%
Food & Staples Retailing 1.3%
Alimentation Couche-Tard, Inc., Class B	421,590	12,919,617

Hotels, Restaurants & Leisure 0.9%
Restaurant Brands International, Inc.	121,002	8,603,531

IT Services 3.0%
Shopify, Inc., Class A *	95,164	29,658,813

Multiline Retail 0.8%
Dollarama, Inc.	215,036	7,698,349

Road & Rail 2.6%
Canadian National Railway Co.	64,805	5,818,925
Canadian Pacific Railway Ltd.	90,940	20,230,513

		26,049,438

Software 1.3%
Constellation Software, Inc. (a)	12,575	12,558,864

		97,488,612

CHINA 7.5%
Diversified Consumer Services 0.4%
TAL Education Group, ADR *	102,448	3,507,820

Interactive Media & Services 4.5%
Tencent Holdings Ltd.	918,829	38,994,824
Weibo Corp., ADR *(a)	133,062	5,954,525

		44,949,349

Internet & Direct Marketing Retail 2.6%
Alibaba Group Holding Ltd., ADR *	153,393	25,651,911

		74,109,080

DENMARK 7.5%
Chemicals 0.9%
Chr Hansen Holding A/S	105,361	8,945,413

Health Care Equipment & Supplies 2.2%
Ambu A/S, Class B	1,175,880	19,481,889
Coloplast A/S, Class B	21,402	2,580,099

		22,061,988

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	142,895	7,378,387

Road & Rail 2.5%
DSV A/S	250,477	23,858,647

Software 1.2%
Netcompany Group A/S Reg. S *(b)	302,403	12,066,752

		74,311,187

FRANCE 6.4%
Beverages 1.5%
Pernod Ricard SA	81,963	14,591,053

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Entertainment 1.0%
Ubisoft Entertainment SA *	131,240	$9,491,733

Textiles, Apparel & Luxury Goods 3.9%
EssilorLuxottica SA	134,771	19,463,415
LVMH Moet Hennessy Louis Vuitton SE	50,713	20,187,298

		39,650,713

		63,733,499

GERMANY 8.1%
Diversified Financial Services 0.8%
GRENKE AG	90,228	7,436,740

Internet & Direct Marketing Retail 0.4%
Zalando SE Reg. S *(b)	93,333	4,259,653

IT Services 1.8%
Bechtle AG	74,255	7,555,589
Wirecard AG	66,585	10,641,207

		18,196,796

Semiconductors & Semiconductor Equipment 1.5%
Infineon Technologies AG	806,948	14,505,711

Software 1.5%
SAP SE	125,660	14,773,143

Textiles, Apparel & Luxury Goods 2.1%
adidas AG	63,467	19,752,358

		78,924,401

HONG KONG 3.5%
Insurance 3.5%
AIA Group Ltd.	3,745,879	35,148,179

INDIA 3.9%
Banks 3.9%
HDFC Bank Ltd.	1,248,992	21,621,507
HDFC Bank Ltd., ADR (a)	304,895	17,394,260

		39,015,767

INDONESIA 0.9%
Banks 0.5%
Bank Central Asia Tbk. PT	2,067,776	4,422,885

Specialty Retail 0.4%
Ace Hardware Indonesia Tbk. PT	33,258,052	4,147,591

		8,570,476

IRELAND 2.1%
Airlines 0.5%
Ryanair Holdings plc, ADR *	75,198	4,991,643

Building Products 0.7%
Kingspan Group plc	147,816	7,232,950

Life Sciences Tools & Services 0.9%
ICON plc *	58,426	8,608,487

		20,833,080

ISRAEL 1.7%
IT Services 1.7%
Wix.com Ltd. *	148,510	17,337,057

JAPAN 3.3%
Electronic Equipment, Instruments & Components 2.7%
Keyence Corp.	41,841	26,068,497

Trading Companies & Distributors 0.6%
MonotaRO Co. Ltd.	236,699	6,238,207

		32,306,704

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

MEXICO 1.3%
Food & Staples Retailing 1.3%
Wal-Mart de Mexico SAB de CV	4,244,431	$12,578,004

NETHERLANDS 3.4%
Semiconductors & Semiconductor Equipment 3.4%
ASML Holding NV	87,498	21,717,167
ASML Holding NV (Registered), NYRS	49,185	12,218,538

		33,935,705

NEW ZEALAND 0.7%
Air Freight & Logistics 0.7%
Mainfreight Ltd.	277,723	6,931,152

PHILIPPINES 0.2%
Hotels, Restaurants & Leisure 0.2%
Jollibee Foods Corp.	544,903	2,334,901

SOUTH AFRICA 1.1%
Diversified Financial Services 1.1%
PSG Group Ltd.	803,403	11,206,677

SOUTH KOREA 0.4%
Personal Products 0.4%
LG Household & Health Care Ltd.	4,039	4,420,793

SPAIN 1.3%
IT Services 1.3%
Amadeus IT Group SA	177,305	12,715,142

SWEDEN 4.4%
Building Products 0.4%
Assa Abloy AB, Class B	176,821	3,939,021

Chemicals 0.7%
Hexpol AB	842,608	6,471,098

Electronic Equipment, Instruments & Components 0.5%
Hexagon AB, Class B	112,779	5,449,514

Machinery 2.0%
Atlas Copco AB, Class A	541,153	16,659,708
Trelleborg AB, Class B	239,246	3,355,329

		20,015,037

Trading Companies & Distributors 0.8%
AddTech AB, Class B	304,681	7,926,822

		43,801,492

SWITZERLAND 7.9%
Building Products 1.1%
Geberit AG (Registered)	22,570	10,776,004

Capital Markets 0.8%
Partners Group Holding AG	9,718	7,454,624

Chemicals 1.6%
Sika AG (Registered)	107,808	15,779,679

Food Products 2.0%
Nestle SA (Registered)	182,078	19,750,745

Health Care Equipment & Supplies 1.6%
Alcon, Inc. *	263,449	15,375,486

Machinery 0.4%
VAT Group AG Reg. S *(a)(b)	33,980	4,290,775

Software 0.4%
Temenos AG (Registered) *	25,103	4,206,760

		77,634,073

TAIWAN 1.8%
Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	385,339	17,910,557

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM 7.5%
Health Care Equipment & Supplies 1.4%
Smith & Nephew plc	565,361	$13,618,479

Hotels, Restaurants & Leisure 1.8%
Compass Group plc	698,248	17,965,725

Industrial Conglomerates 1.0%
DCC plc	113,058	9,860,740

Internet & Direct Marketing Retail 0.5%
ASOS plc *(a)	148,029	4,504,714

Personal Products 0.6%
Unilever plc	106,367	6,395,680

Professional Services 2.2%
Experian plc	690,691	22,066,625

		74,411,963

UNITED STATES 7.1%
Health Care Equipment & Supplies 1.8%
ResMed, Inc.	129,620	17,512,958

Insurance 1.9%
Chubb Ltd.	115,811	18,696,528

IT Services 2.2%
Accenture plc, Class A	113,883	21,905,395

Life Sciences Tools & Services 1.2%
Mettler-Toledo International, Inc. *	17,235	12,140,334

		70,255,215

Total Common Stocks (cost $863,262,093)		964,667,329

Repurchase Agreements 0.6%
	Principal Amount	Value

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,306,997, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $1,333,051.(c)	$1,306,913	1,306,913

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $5,000,341, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $5,100,000.(c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $6,306,913)		6,306,913

Total Investments (cost $869,569,006) — 98.0%		970,974,242

Other assets in excess of liabilities — 2.0%		20,011,894

NET ASSETS — 100.0%		$990,986,136

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $27,309,919, which was collateralized by cash used to purchase repurchase agreements with a total value of $6,306,913 and by $25,381,283, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $31,688,196.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $20,617,180 which represents 2.08% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $6,306,913.

ADR	American Depositary Receipt
NYRS	New York Registry Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$–	$6,931,152	$–	$6,931,152
Airlines	4,991,643	–	–	4,991,643
Banks	17,394,260	26,044,392	–	43,438,652
Beverages	–	14,591,053	–	14,591,053
Biotechnology	–	26,843,498	–	26,843,498
Building Products	–	21,947,975	–	21,947,975
Capital Markets	–	7,454,624	–	7,454,624
Chemicals	–	31,196,190	–	31,196,190
Diversified Consumer Services	3,507,820	–	–	3,507,820
Diversified Financial Services	–	18,643,417	–	18,643,417
Electronic Equipment, Instruments & Components	–	31,518,011	–	31,518,011
Entertainment	–	9,491,733	–	9,491,733
Food & Staples Retailing	28,108,342	–	–	28,108,342
Food Products	–	19,750,745	–	19,750,745
Health Care Equipment & Supplies	17,512,958	51,055,953	–	68,568,911
Hotels, Restaurants & Leisure	8,603,531	26,053,575	–	34,657,106
Industrial Conglomerates	–	9,860,740	–	9,860,740
Insurance	18,696,528	35,148,179	–	53,844,707
Interactive Media & Services	5,954,525	38,994,824	–	44,949,349
Internet & Direct Marketing Retail	25,651,911	8,764,367	–	34,416,278
IT Services	86,335,123	30,911,938	–	117,247,061

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$20,748,821	$–	$–	$20,748,821
Machinery	–	24,305,812	–	24,305,812
Multiline Retail	9,810,936	–	–	9,810,936
Personal Products	–	10,816,473	–	10,816,473
Pharmaceuticals	–	7,378,387	–	7,378,387
Professional Services	–	22,066,625	–	22,066,625
Road & Rail	26,049,438	23,858,647	–	49,908,085
Semiconductors & Semiconductor Equipment	30,129,095	36,222,878	–	66,351,973
Software	12,558,864	31,046,655	–	43,605,519
Specialty Retail	–	4,147,591	–	4,147,591
Textiles, Apparel & Luxury Goods	–	59,403,071	–	59,403,071
Trading Companies & Distributors	–	14,165,029	–	14,165,029
Total Common Stocks	$316,053,795	$648,613,534	$–	$964,667,329
Repurchase Agreements	–	6,306,913	–	6,306,913
Total	$316,053,795	$654,920,447	$–	$970,974,242

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 95.7%
	Shares	Value

AUSTRALIA 4.8%
Airlines 0.5%
Qantas Airways Ltd.	1,020,000	$4,337,363

Banks 1.4%
Australia & New Zealand Banking Group Ltd.	342,554	6,619,544
Bank of Queensland Ltd. (a)	52,604	352,592
Bendigo & Adelaide Bank Ltd.	60,018	465,705
National Australia Bank Ltd.	225,922	4,545,334
Westpac Banking Corp.	56,594	1,133,559

		13,116,734

Capital Markets 0.5%
Macquarie Group Ltd.	49,700	4,403,799

Chemicals 0.1%
Incitec Pivot Ltd.	223,262	511,591

Commercial Services & Supplies 0.0%†
Downer EDI Ltd.	66,432	350,211

Construction Materials 0.0%†
Boral Ltd.	98,721	323,975

Diversified Financial Services 0.3%
AMP Ltd.	269,228	332,286
Challenger Ltd. (a)	410,982	2,052,626

		2,384,912

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	17,621	155,873

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	8,252	67,154
Star Entertainment Grp Ltd. (The)	145,651	428,760
Tabcorp Holdings Ltd.	130,215	426,564

		922,478

Insurance 0.2%
QBE Insurance Group Ltd.	92,659	787,449
Suncorp Group Ltd.	74,881	690,215

		1,477,664

Metals & Mining 0.8%
BHP Group plc, ADR	45,965	1,969,141
BlueScope Steel Ltd.	116,801	947,760
Fortescue Metals Group Ltd.	352,270	2,112,707
Newcrest Mining Ltd.	36,977	862,099
South32 Ltd.	742,515	1,319,528

		7,211,235

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	99,676	305,072

Oil, Gas & Consumable Fuels 0.8%
Oil Search Ltd.	57,129	283,612
Origin Energy Ltd.	131,446	711,298
Santos Ltd.	772,138	4,048,096
Whitehaven Coal Ltd.	131,410	275,430
Woodside Petroleum Ltd.	94,644	2,077,526

		7,395,962

Real Estate Management & Development 0.1%
Lendlease Group	44,459	527,825

Road & Rail 0.0%†
Aurizon Holdings Ltd.	11,035	43,991

		43,468,685

AUSTRIA 0.0%†
Banks 0.0%†
Raiffeisen Bank International AG	13,694	318,305

Common Stocks (continued)
	Shares	Value

BELGIUM 1.3%
Banks 0.5%
KBC Group NV	80,865	$5,262,134

Chemicals 0.2%
Solvay SA	14,530	1,506,616

Diversified Financial Services 0.4%
Groupe Bruxelles Lambert SA	36,525	3,509,424

Insurance 0.1%
Ageas	17,357	963,216

Pharmaceuticals 0.1%
UCB SA	12,804	929,750

		12,171,140

BRAZIL 0.5%
Aerospace & Defense 0.5%
Embraer SA, ADR (a)	250,700	4,324,575

CANADA 4.0%
Auto Components 0.3%
Magna International, Inc.	48,229	2,571,993

Banks 1.1%
Bank of Montreal	51,540	3,800,163
Bank of Nova Scotia (The)	59,402	3,376,553
Canadian Imperial Bank of Commerce	28,564	2,357,613

		9,534,329

Capital Markets 0.0%†
TMX Group Ltd.	4,677	403,644

Chemicals 0.1%
Nutrien Ltd. (a)	21,296	1,061,522

Gas Utilities 0.0%†
AltaGas Ltd. (a)	16,093	236,260

Hotels, Restaurants & Leisure 0.0%†
Star Group, Inc. (The) *(a)	9,200	137,703

Insurance 0.7%
Fairfax Financial Holdings Ltd.	3,616	1,593,950
Great-West Lifeco, Inc.	14,785	354,992
iA Financial Corp., Inc.	25,256	1,149,326
Manulife Financial Corp.	125,999	2,311,264
Sun Life Financial, Inc.	26,492	1,187,107

		6,596,639

Metals & Mining 0.5%
Barrick Gold Corp.	63,485	1,098,295
Kinross Gold Corp. *	279,967	1,289,051
Pan American Silver Corp.	6,000	93,973
Teck Resources Ltd., Class B	112,568	1,825,250
Wheaton Precious Metals Corp.	2,265	59,392

		4,365,961

Oil, Gas & Consumable Fuels 1.3%
Cameco Corp.	53,272	505,840
Canadian Natural Resources Ltd.	122,543	3,263,037
Cenovus Energy, Inc.	71,205	667,926
Encana Corp.	143,007	656,379
Husky Energy, Inc.	56,236	395,607
Imperial Oil Ltd.	25,544	664,910
Suncor Energy, Inc.	159,812	5,042,319
Tourmaline Oil Corp. (a)	43,705	432,481

		11,628,499

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

CANADA (continued)
Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc. (a)	1,500	$59,554

		36,596,104

CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc	22,054	244,281
Lundin Mining Corp.	99,350	467,186

		711,467

CHINA 0.8%
Interactive Media & Services 0.3%
Baidu, Inc., ADR *	24,700	2,538,172

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	93,000	64,629

Wireless Telecommunication Services 0.5%
China Mobile Ltd.	590,000	4,896,556

		7,499,357

COLOMBIA 0.1%
Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,483	460,061

DENMARK 1.3%
Banks 0.1%
Danske Bank A/S	34,243	476,719

Beverages 0.2%
Carlsberg A/S, Class B	11,186	1,655,054

Building Products 0.0%†
Rockwool International A/S, Class B	1,036	207,250

Chemicals 0.0%†
Novozymes A/S, Class B	4,683	196,879

Commercial Services & Supplies 0.1%
ISS A/S	28,895	715,013

Electrical Equipment 0.2%
Vestas Wind Systems A/S	23,109	1,795,276

Energy Equipment & Services 0.1%
Drilling Co. of 1972 A/S (The) *	16,622	933,493

Health Care Equipment & Supplies 0.0%†
Demant A/S *	8,079	207,145

Insurance 0.0%†
Tryg A/S	7,193	206,122

Marine 0.5%
AP Moller - Maersk A/S, Class A	244	260,865
AP Moller - Maersk A/S, Class B	3,897	4,418,349

		4,679,214

Pharmaceuticals 0.0%†
H Lundbeck A/S	9,825	325,990

Road & Rail 0.1%
DSV A/S	8,578	817,079

		12,215,234

FINLAND 0.5%
Banks 0.1%
Nordea Bank Abp	137,290	974,640

Communications Equipment 0.0%†
Nokia OYJ	19,243	97,519

Electric Utilities 0.1%
Fortum OYJ	37,366	883,943

Common Stocks (continued)
	Shares	Value

FINLAND (continued)
Paper & Forest Products 0.3%
Stora Enso OYJ, Class R	62,005	$747,873
UPM-Kymmene OYJ	51,609	1,527,252

		2,275,125

		4,231,227

FRANCE 9.4%
Aerospace & Defense 0.3%
Airbus SE	10,020	1,302,953
Dassault Aviation SA	900	1,272,853

		2,575,806

Air Freight & Logistics 0.0%†
Bollore SA (a)	86,423	358,387

Auto Components 0.4%
Cie Generale des Etablissements Michelin SCA	23,763	2,655,514
Valeo SA	26,750	868,902

		3,524,416

Automobiles 0.6%
Peugeot SA	117,090	2,924,429
Renault SA (a)	40,244	2,312,458

		5,236,887

Banks 0.7%
BNP Paribas SA	72,752	3,547,151
Credit Agricole SA	58,221	707,952
Societe Generale SA	60,245	1,652,833

		5,907,936

Building Products 0.3%
Cie de Saint-Gobain	68,071	2,673,898

Capital Markets 0.1%
Amundi SA Reg. S (b)	1,772	123,697
Natixis SA	97,924	406,675

		530,372

Chemicals 0.5%
Arkema SA	43,805	4,089,365

Construction & Engineering 0.1%
Bouygues SA	31,565	1,265,563

Diversified Telecommunication Services 0.4%
Iliad SA (a)	2,431	228,295
Orange SA	197,793	3,104,633

		3,332,928

Electric Utilities 0.1%
Electricite de France SA	72,294	809,053

Entertainment 0.4%
Vivendi SA	123,262	3,385,063

Food & Staples Retailing 0.1%
Carrefour SA	74,273	1,299,868

Insurance 0.4%
AXA SA	98,074	2,506,817
CNP Assurances	21,250	410,897
SCOR SE	10,743	443,972

		3,361,686

IT Services 0.0%†
Atos SE	3,774	266,364
Worldline SA Reg. S *(b)	1,469	92,787

		359,151

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Media 0.1%
Publicis Groupe SA	14,384	$707,192

Multi-Utilities 1.9%
Engie SA	629,589	10,286,130
Veolia Environnement SA	315,111	7,993,922

		18,280,052

Oil, Gas & Consumable Fuels 1.8%
TOTAL SA (a)	318,505	16,581,336

Pharmaceuticals 0.9%
Sanofi	92,633	8,589,717

Trading Companies & Distributors 0.3%
Rexel SA	218,400	2,339,492

		85,208,168

GERMANY 9.8%
Airlines 0.1%
Deutsche Lufthansa AG (Registered)	56,134	892,072

Auto Components 0.1%
Continental AG	10,383	1,332,908

Automobiles 1.9%
Bayerische Motoren Werke AG	56,842	3,998,228
Bayerische Motoren Werke AG (Preference)	8,321	461,731
Daimler AG (Registered)	131,517	6,532,564
Porsche Automobil Holding SE (Preference)	12,604	819,969
Volkswagen AG	5,531	950,659
Volkswagen AG (Preference)	28,020	4,766,225

		17,529,376

Banks 0.1%
Commerzbank AG	136,276	790,859

Capital Markets 0.6%
Deutsche Bank AG (Registered)	101,204	758,119
Deutsche Bank AG (Registered)	24,588	184,410
Deutsche Boerse AG	29,682	4,639,916

		5,582,445

Chemicals 0.1%
BASF SE	2,409	168,519
Evonik Industries AG	20,867	515,129

		683,648

Construction Materials 0.9%
HeidelbergCement AG	113,008	8,170,129

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	155,633	433,890

Food & Staples Retailing 0.0%†
METRO AG	4,316	68,100

Health Care Providers & Services 0.7%
Fresenius SE & Co. KGaA	127,000	5,937,261

Hotels, Restaurants & Leisure 0.3%
TUI AG	244,296	2,839,771

Independent Power and Renewable Electricity Producers 0.1%
Uniper SE	16,486	540,611

Industrial Conglomerates 0.7%
Siemens AG (Registered)	61,491	6,589,591

Insurance 1.4%
Allianz SE (Registered)	35,511	8,281,017
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,845	1,253,511

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Insurance (continued)
Talanx AG	63,006	$2,723,250

		12,257,778

Marine 0.0%†
Hapag-Lloyd AG Reg. S (b)	367	26,386

Multi-Utilities 0.1%
RWE AG	21,564	674,721

Pharmaceuticals 1.4%
Bayer AG (Registered)	121,186	8,544,448
Merck KGaA	35,385	3,987,302

		12,531,750

Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG	296,959	5,338,140

Software 0.7%
SAP SE	54,454	6,401,852

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,077	345,802

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	8,503	265,031

		89,232,121

HONG KONG 2.6%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	118,000	148,047

Banks 0.0%†
Bank of East Asia Ltd. (The)	14,800	36,506

Food Products 0.0%†
WH Group Ltd. Reg. S (b)	411,000	371,923

Hotels, Restaurants & Leisure 0.0%†
Shangri-La Asia Ltd.	94,000	96,110

Industrial Conglomerates 1.1%
CK Hutchison Holdings Ltd.	1,047,272	9,206,971
Guoco Group Ltd.	4,000	64,513
NWS Holdings Ltd.	173,307	268,682

		9,540,166

Real Estate Management & Development 1.4%
CK Asset Holdings Ltd.	782,000	5,325,087
Hang Lung Group Ltd.	84,000	209,818
Hang Lung Properties Ltd.	217,000	493,243
Henderson Land Development Co. Ltd.	80,455	375,100
Hongkong Land Holdings Ltd.	71,300	401,735
Kerry Properties Ltd.	114,000	352,804
New World Development Co. Ltd.	625,202	816,724
Sino Land Co. Ltd.	367,587	554,796
Sun Hung Kai Properties Ltd.	137,221	1,983,804
Swire Pacific Ltd., Class A	94,500	880,650
Swire Pacific Ltd., Class B	180,000	262,088
Wharf Holdings Ltd. (The)	143,000	313,049
Wheelock & Co. Ltd.	89,000	507,286

		12,476,184

Road & Rail 0.1%
MTR Corp. Ltd. (a)	93,130	520,135

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	101,000	277,224

		23,466,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

IRELAND 1.2%
Airlines 0.1%
Ryanair Holdings plc, ADR *	19,474	$1,292,684

Banks 0.4%
AIB Group plc	1,110,096	3,302,608
Bank of Ireland Group plc	26,908	106,945

		3,409,553

Construction Materials 0.1%
CRH plc, ADR (a)	23,320	801,275

Containers & Packaging 0.5%
Smurfit Kappa Group plc	163,345	4,858,962

Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc	5,107	477,588

		10,840,062

ISRAEL 0.2%
Banks 0.2%
Bank Hapoalim BM *	102,936	811,487
Bank Leumi Le-Israel BM	36,899	262,644
First International Bank of Israel Ltd.	1,329	35,394
Israel Discount Bank Ltd., Class A	78,457	345,128

		1,454,653

ITALY 2.1%
Banks 0.8%
Intesa Sanpaolo SpA	996,657	2,366,066
Mediobanca Banca di Credito Finanziario SpA	391,296	4,277,436
UniCredit SpA	124,060	1,465,642

		8,109,144

Diversified Telecommunication Services 0.2%
Telecom Italia SpA *	2,537,747	1,449,462

Electrical Equipment 0.3%
Prysmian SpA	128,717	2,766,547

Oil, Gas & Consumable Fuels 0.8%
Eni SpA	463,462	7,078,313

		19,403,466

JAPAN 23.8%
Airlines 0.6%
Japan Airlines Co. Ltd.	172,300	5,121,144

Auto Components 1.3%
Aisin Seiki Co. Ltd.	14,800	468,093
Denso Corp.	33,900	1,497,663
NGK Spark Plug Co. Ltd.	16,600	318,580
NHK Spring Co. Ltd.	29,800	228,950
NOK Corp. (a)	17,000	254,073
Sumitomo Electric Industries Ltd.	130,500	1,666,701
Sumitomo Rubber Industries Ltd.	35,500	423,424
Toyoda Gosei Co. Ltd.	12,700	255,955
Toyota Industries Corp. (a)	106,800	6,164,373
TS Tech Co. Ltd.	3,900	119,373
Yokohama Rubber Co. Ltd. (The)	17,100	344,351

		11,741,536

Automobiles 2.1%
Honda Motor Co. Ltd.	210,400	5,477,583
Isuzu Motors Ltd.	25,700	285,217
Mazda Motor Corp.	125,600	1,123,456
Mitsubishi Motors Corp. (a)	82,900	361,788
Nissan Motor Co. Ltd. (a)	347,500	2,175,980

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Automobiles (continued)
Toyota Motor Corp.	119,914	$8,043,136
Yamaha Motor Co. Ltd.	26,700	486,932

		17,954,092

Banks 2.4%
Aozora Bank Ltd.	8,000	200,768
Bank of Kyoto Ltd. (The)	5,000	196,831
Chiba Bank Ltd. (The) (a)	73,000	377,713
Chugoku Bank Ltd. (The)	8,800	83,198
Concordia Financial Group Ltd. (a)	120,000	462,881
Fukuoka Financial Group, Inc.	14,200	270,062
Hachijuni Bank Ltd. (The)	46,000	188,267
Hiroshima Bank Ltd. (The)	14,000	69,601
Iyo Bank Ltd. (The)	31,000	162,830
Kyushu Financial Group, Inc.	7,000	28,650
Mebuki Financial Group, Inc.	56,160	138,991
Mitsubishi UFJ Financial Group, Inc.	540,500	2,754,758
Mizuho Financial Group, Inc.	1,079,200	1,659,310
Resona Holdings, Inc.	119,800	515,977
Shinsei Bank Ltd.	18,600	272,010
Shizuoka Bank Ltd. (The) (a)	36,000	269,699
Sumitomo Mitsui Financial Group, Inc.	350,100	12,025,223
Sumitomo Mitsui Trust Holdings, Inc.	17,100	619,831
Yamaguchi Financial Group, Inc. (a)	21,000	145,085

		20,441,685

Beverages 0.4%
Coca-Cola Bottlers Japan Holdings, Inc. (a)	16,100	363,042
Kirin Holdings Co. Ltd.	150,100	3,186,464

		3,549,506

Building Products 0.2%
AGC, Inc.	38,600	1,204,443
LIXIL Group Corp.	29,000	509,936

		1,714,379

Capital Markets 0.6%
Daiwa Securities Group, Inc. (a)	1,070,000	4,792,591
Nomura Holdings, Inc.	180,600	763,714

		5,556,305

Chemicals 1.5%
Asahi Kasei Corp.	25,700	254,826
Daicel Corp.	28,600	243,333
Denka Co. Ltd.	79,999	2,214,616
DIC Corp. (a)	13,000	363,365
Hitachi Chemical Co. Ltd.	3,400	111,211
JSR Corp.	17,200	276,990
Kaneka Corp.	10,200	319,966
Kuraray Co. Ltd.	353,400	4,371,475
Mitsubishi Chemical Holdings Corp.	109,700	786,216
Mitsubishi Gas Chemical Co., Inc.	24,000	322,579
Mitsui Chemicals, Inc.	27,000	608,555
Nippon Shokubai Co. Ltd.	4,400	250,185
Showa Denko KK	12,800	337,367
Sumitomo Bakelite Co. Ltd.	2,900	114,197
Sumitomo Chemical Co. Ltd.	258,000	1,165,789
Teijin Ltd.	24,800	478,727
Tokai Carbon Co. Ltd.	5,500	55,369
Toray Industries, Inc.	70,900	529,339
Tosoh Corp.	35,400	471,246

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Chemicals (continued)
Ube Industries Ltd.	17,000	$345,322
Zeon Corp.	14,000	171,731

		13,792,404

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	25,200	654,970
Kokuyo Co. Ltd.	5,200	72,900
Toppan Printing Co. Ltd.	28,500	507,344

		1,235,214

Construction & Engineering 0.2%
JGC Holdings Corp.	8,800	116,037
Kajima Corp.	22,800	300,733
Kandenko Co. Ltd.	10,200	91,192
Kinden Corp.	9,000	134,142
Maeda Corp. (a)	6,100	53,456
Maeda Road Construction Co. Ltd.	1,600	34,949
Nippo Corp.	11,000	204,610
Obayashi Corp.	39,600	396,373
Shimizu Corp.	35,500	322,817
Toda Corp. (a)	18,600	107,680

		1,761,989

Construction Materials 0.0%†
Sumitomo Osaka Cement Co. Ltd.	2,100	90,454
Taiheiyo Cement Corp.	12,300	330,656

		421,110

Consumer Finance 0.0%†
AEON Financial Service Co. Ltd.	8,000	121,045
Credit Saison Co. Ltd.	10,000	134,883
Hitachi Capital Corp.	7,000	142,906

		398,834

Containers & Packaging 0.1%
Rengo Co. Ltd.	9,800	70,932
Toyo Seikan Group Holdings Ltd.	26,400	412,227

		483,159

Diversified Financial Services 1.1%
Fuyo General Lease Co. Ltd.	1,400	84,405
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,800	573,515
ORIX Corp.	610,900	9,142,461

		9,800,381

Electrical Equipment 0.0%†
Furukawa Electric Co. Ltd.	9,100	220,999
Mabuchi Motor Co. Ltd.	3,300	123,909

		344,908

Electronic Equipment, Instruments & Components 1.6%
Alps Alpine Co. Ltd.	18,800	353,148
Canon Marketing Japan, Inc.	7,600	162,143
Citizen Watch Co. Ltd. (a)	21,300	104,594
Hitachi Ltd.	235,540	8,820,783
Ibiden Co. Ltd.	16,900	340,310
Kyocera Corp.	71,300	4,452,949
Nippon Electric Glass Co. Ltd.	8,400	188,202
TDK Corp.	4,900	442,924

		14,865,053

Entertainment 0.7%
Nintendo Co. Ltd.	6,500	2,420,023

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Entertainment (continued)
Square Enix Holdings Co. Ltd.	80,300	$3,902,001

		6,322,024

Food & Staples Retailing 1.0%
Matsumotokiyoshi Holdings Co. Ltd.	30,400	1,118,238
Seven & i Holdings Co. Ltd.	217,100	8,331,171

		9,449,409

Food Products 0.1%
Itoham Yonekyu Holdings, Inc.	11,500	72,447
NH Foods Ltd.	12,500	502,673
Yamazaki Baking Co. Ltd.	7,500	133,832

		708,952

Health Care Equipment & Supplies 0.6%
Nipro Corp. (a)	7,000	78,789
Olympus Corp.	408,500	5,528,988

		5,607,777

Health Care Providers & Services 0.0%†
Alfresa Holdings Corp.	3,700	83,018
Medipal Holdings Corp.	8,200	183,318
Toho Holdings Co. Ltd.	4,800	111,318

		377,654

Household Durables 1.4%
Iida Group Holdings Co. Ltd.	26,600	435,296
Nikon Corp. (a)	33,800	424,675
Panasonic Corp.	24,800	202,010
Sekisui House Ltd.	48,600	959,247
Sony Corp.	178,900	10,512,255
Sumitomo Forestry Co. Ltd. (a)	20,300	271,469

		12,804,952

Industrial Conglomerates 0.7%
Toshiba Corp. (a)	218,670	6,696,877

Insurance 0.6%
Dai-ichi Life Holdings, Inc.	60,100	913,292
Japan Post Holdings Co. Ltd.	30,200	278,897
MS&AD Insurance Group Holdings, Inc.	91,400	2,973,444
Sompo Holdings, Inc. (a)	14,300	601,268
T&D Holdings, Inc.	73,100	780,540
Tokio Marine Holdings, Inc.	4,000	214,756

		5,762,197

Internet & Direct Marketing Retail 0.4%
Rakuten, Inc.	394,200	3,887,598

IT Services 0.3%
Fujitsu Ltd.	34,800	2,794,986

Leisure Products 0.4%
Heiwa Corp.	5,300	109,435
Sankyo Co. Ltd.	1,500	51,739
Sega Sammy Holdings, Inc.	266,600	3,749,593

		3,910,767

Machinery 0.9%
Amada Holdings Co. Ltd.	24,700	268,110
Ebara Corp.	11,400	306,054
FANUC Corp.	23,300	4,420,004
Glory Ltd.	6,900	194,723
IHI Corp.	10,100	220,939
JTEKT Corp.	39,200	453,091
Kawasaki Heavy Industries Ltd.	17,699	394,468
Kurita Water Industries Ltd.	8,900	239,672

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Machinery (continued)
Mitsubishi Heavy Industries Ltd.	21,700	$853,585
NGK Insulators Ltd.	3,000	42,974
NSK Ltd.	46,500	394,636
NTN Corp. (a)	18,100	52,315
Sumitomo Heavy Industries Ltd.	12,100	361,130
THK Co. Ltd.	5,400	143,165

		8,344,866

Marine 0.1%
Mitsui OSK Lines Ltd. (a)	15,300	389,597
Nippon Yusen KK (a)	30,600	515,072

		904,669

Media 0.1%
Dentsu, Inc.	11,900	421,298
Fuji Media Holdings, Inc.	6,200	80,188
Tokyo Broadcasting System Holdings, Inc.	3,800	61,891

		563,377

Metals & Mining 0.5%
Daido Steel Co. Ltd. (a)	3,600	141,988
Dowa Holdings Co. Ltd.	4,100	140,683
Hitachi Metals Ltd. (a)	29,000	314,960
JFE Holdings, Inc. (a)	61,500	744,469
Kobe Steel Ltd.	54,200	290,979
Mitsubishi Materials Corp.	22,000	597,205
Nippon Steel Corp.	83,999	1,177,280
Sumitomo Metal Mining Co. Ltd.	31,899	994,842

		4,402,406

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	24,900	199,445
J Front Retailing Co. Ltd.	34,800	409,118
Takashimaya Co. Ltd.	20,499	239,831

		848,394

Oil, Gas & Consumable Fuels 1.1%
Idemitsu Kosan Co. Ltd.	18,000	506,192
Inpex Corp.	120,900	1,102,854
JXTG Holdings, Inc. (a)	1,784,800	8,095,511

		9,704,557

Paper & Forest Products 0.1%
Nippon Paper Industries Co. Ltd. (a)	17,000	277,615
Oji Holdings Corp.	129,400	607,342

		884,957

Pharmaceuticals 0.8%
Astellas Pharma, Inc.	387,400	5,536,552
Mitsubishi Tanabe Pharma Corp.	10,200	112,310
Sawai Pharmaceutical Co. Ltd.	1,100	56,807
Taisho Pharmaceutical Holdings Co. Ltd.	900	65,721
Takeda Pharmaceutical Co. Ltd.	31,718	1,086,731

		6,858,121

Real Estate Management & Development 0.2%
Mitsui Fudosan Co. Ltd.	8,400	209,056
Nomura Real Estate Holdings, Inc.	16,300	353,480
Tokyo Tatemono Co. Ltd.	24,200	341,494
Tokyu Fudosan Holdings Corp.	94,000	602,376

		1,506,406

Road & Rail 0.2%
Fukuyama Transporting Co. Ltd.	1,500	52,936

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Road & Rail (continued)
Hankyu Hanshin Holdings, Inc.	26,200	$1,014,108
Nippon Express Co. Ltd.	11,300	576,517
Seino Holdings Co. Ltd.	13,600	170,198

		1,813,759

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co. Ltd.	5,100	393,289

Specialty Retail 0.1%
K’s Holdings Corp.	21,600	235,101
Shimamura Co. Ltd.	1,600	127,204
Yamada Denki Co. Ltd.	84,100	407,018

		769,323

Technology Hardware, Storage & Peripherals 0.3%
Brother Industries Ltd.	6,800	124,105
FUJIFILM Holdings Corp.	2,500	110,175
Konica Minolta, Inc.	95,800	669,887
NEC Corp.	25,400	1,076,393
Ricoh Co. Ltd. (a)	69,600	630,061
Seiko Epson Corp. (a)	23,400	330,898

		2,941,519

Trading Companies & Distributors 0.7%
ITOCHU Corp.	50,800	1,053,063
Marubeni Corp.	91,200	608,719
Mitsubishi Corp.	67,600	1,664,623
Mitsui & Co. Ltd.	77,200	1,268,482
Nagase & Co. Ltd. (a)	1,000	14,039
Sojitz Corp.	150,800	469,412
Sumitomo Corp.	55,900	876,917
Toyota Tsusho Corp.	11,800	382,671

		6,337,926

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	13,000	294,508
Mitsubishi Logistics Corp. (a)	2,999	76,540

		371,048

Wireless Telecommunication Services 0.2%
SoftBank Group Corp.	35,800	1,406,121

		215,555,630

LUXEMBOURG 0.6%
Media 0.1%
SES SA, FDR	42,276	771,016

Metals & Mining 0.5%
ArcelorMittal (a)	332,681	4,689,452

		5,460,468

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
SJM Holdings Ltd.	290,000	277,564

NETHERLANDS 5.8%
Banks 0.4%
ABN AMRO Bank NV, CVA Reg. S (b)	38,356	676,293
ING Groep NV	263,440	2,761,544

		3,437,837

Beverages 0.5%
Heineken Holding NV	46,606	4,643,266

Chemicals 0.2%
Koninklijke DSM NV	15,239	1,833,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

NETHERLANDS (continued)
Diversified Financial Services 0.1%
EXOR NV	13,900	$932,633

Food & Staples Retailing 0.6%
Koninklijke Ahold Delhaize NV	210,597	5,268,178

Health Care Equipment & Supplies 1.0%
Koninklijke Philips NV	194,602	9,020,726

Insurance 0.2%
Aegon NV	187,804	781,012
NN Group NV (a)	29,348	1,041,883

		1,822,895

Oil, Gas & Consumable Fuels 1.5%
Koninklijke Vopak NV	7,799	400,456
Royal Dutch Shell plc, Class A, ADR	129,065	7,595,475
Royal Dutch Shell plc, Class B, ADR	110,014	6,589,839

		14,585,770

Professional Services 0.1%
Randstad NV	14,287	701,863

Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV	19,400	4,815,116
NXP Semiconductors NV	53,800	5,870,656

		10,685,772

		52,932,053

NEW ZEALAND 0.1%
Airlines 0.0%†
Air New Zealand Ltd.	92,376	161,907

Construction Materials 0.0%†
Fletcher Building Ltd.	90,660	292,027

Food Products 0.0%†
Fonterra Co-operative Group Ltd. *	5,807	12,728

Health Care Providers & Services 0.0%†
EBOS Group Ltd.	5,846	91,534
Ryman Healthcare Ltd.	4,059	33,719

		125,253

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.	8,727	21,915

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	73,769	421,720

		1,035,550

NORWAY 0.8%
Banks 0.2%
DNB ASA	84,149	1,485,666
SpareBank 1 SR-Bank ASA	16,245	177,118

		1,662,784

Chemicals 0.0%†
Yara International ASA	9,783	422,057

Food Products 0.5%
Austevoll Seafood ASA	4,387	41,590
Mowi ASA	172,800	3,986,664

		4,028,254

Insurance 0.0%†
Storebrand ASA	36,062	228,124

Metals & Mining 0.1%
Norsk Hydro ASA	182,999	646,029

Common Stocks (continued)
	Shares	Value

NORWAY (continued)
Oil, Gas & Consumable Fuels 0.0%†
Equinor ASA	4,625	$87,730

		7,074,978

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA (Registered) *^¥	146,163	0

SINGAPORE 1.1%
Airlines 0.1%
Singapore Airlines Ltd.	115,300	763,306

Banks 0.6%
DBS Group Holdings Ltd.	331,800	5,980,207
Oversea-Chinese Banking Corp. Ltd.	24,400	192,293

		6,172,500

Food & Staples Retailing 0.0%†
Olam International Ltd.	52,400	68,251

Food Products 0.1%
Golden Agri-Resources Ltd.	337,500	55,039
Wilmar International Ltd.	149,400	404,130

		459,169

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	201,700	868,013
Sembcorp Industries Ltd.	65,600	98,979

		966,992

Real Estate Management & Development 0.2%
CapitaLand Ltd.	265,000	678,766
City Developments Ltd.	59,800	426,250
Frasers Property Ltd.	26,400	33,449
UOL Group Ltd.	54,910	298,074

		1,436,539

Trading Companies & Distributors 0.0%†
BOC Aviation Ltd. Reg. S (a)(b)	23,300	215,541

		10,082,298

SOUTH AFRICA 0.4%
Capital Markets 0.0%†
Investec plc	79,264	407,952

Metals & Mining 0.4%
Anglo American plc	142,704	3,287,538

		3,695,490

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd.	82,950	3,384,354

SPAIN 1.5%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA	85,873	448,027
Banco Bilbao Vizcaya Argentaria SA, ADR	25,763	133,968
Banco de Sabadell SA	787,113	764,703
Banco Santander SA	1,616,205	6,590,215
Bankia SA	59,524	112,559

		8,049,472

Electrical Equipment 0.4%
Siemens Gamesa Renewable Energy SA (a)	263,889	3,585,568

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

SPAIN (continued)
Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA (a)	32,575	$351,236

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	76,676	1,196,009

		13,182,285

SWEDEN 1.5%
Aerospace & Defense 0.0%†
Saab AB, Class B	3,128	89,873

Auto Components 0.0%†
Dometic Group AB (a)(b)	19,068	149,753

Banks 0.4%
Skandinaviska Enskilda Banken AB, Class A	174,385	1,604,056
Svenska Handelsbanken AB, Class A	96,280	902,727
Swedbank AB, Class A	38,630	556,536

		3,063,319

Commercial Services & Supplies 0.0%†
Intrum AB	11,081	278,449

Construction & Engineering 0.0%†
Peab AB	2,824	25,081

Containers & Packaging 0.0%†
BillerudKorsnas AB	16,771	181,734

Diversified Financial Services 0.5%
Investor AB, Class B	74,361	3,637,054

Diversified Telecommunication Services 0.2%
Telia Co. AB	309,697	1,387,194

Food & Staples Retailing 0.0%†
ICA Gruppen AB	7,084	327,339

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	23,850	334,254

Hotels, Restaurants & Leisure 0.0%†
Pandox AB	6,015	119,929

Machinery 0.2%
SKF AB, Class B	45,905	759,670
Trelleborg AB, Class B	24,132	338,442
Volvo AB, Class A	4,909	69,003
Volvo AB, Class B	56,772	798,353

		1,965,468

Metals & Mining 0.1%
Boliden AB *	45,582	1,048,856
SSAB AB, Class A	17,357	48,322
SSAB AB, Class B	36,887	91,757

		1,188,935

Paper & Forest Products 0.1%
Holmen AB, Class B	15,574	368,543
Svenska Cellulosa AB SCA, Class A	3,365	31,361
Svenska Cellulosa AB SCA, Class B (a)	52,157	465,505

		865,409

		13,613,791

SWITZERLAND 8.9%
Banks 0.0%†
Banque Cantonale Vaudoise (Registered) REG	171	130,922

Capital Markets 1.3%
Credit Suisse Group AG (Registered) *	114,364	1,404,153
Julius Baer Group Ltd. *	26,281	1,165,822

Common Stocks (continued)
	Shares	Value

SWITZERLAND (continued)
Capital Markets (continued)
UBS Group AG (Registered) *	786,273	$8,938,482

		11,508,457

Chemicals 0.1%
Clariant AG (Registered) *	28,102	547,314

Construction Materials 0.3%
LafargeHolcim Ltd. (Registered) *	49,633	2,446,090

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,455	1,210,848

Electrical Equipment 0.9%
ABB Ltd. (Registered)	398,843	7,833,787

Food Products 1.4%
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	165,520
Nestle SA (Registered)	118,781	12,884,661

		13,050,181

Health Care Equipment & Supplies 0.1%
Alcon, Inc. *	19,121	1,115,945

Insurance 1.4%
Baloise Holding AG (Registered)	6,996	1,253,954
Helvetia Holding AG (Registered)	1,955	269,838
Swiss Life Holding AG (Registered)	4,147	1,981,967
Swiss Re AG	13,204	1,377,962
Zurich Insurance Group AG	19,531	7,473,640

		12,357,361

Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered) *	6,120	2,070,919

Metals & Mining 0.4%
Glencore plc *	1,324,868	3,991,506

Pharmaceuticals 1.9%
Novartis AG (Registered)	152,937	13,277,272
Roche Holding AG	10,700	3,120,389
Vifor Pharma AG	1,904	304,379

		16,702,040

Professional Services 0.1%
Adecco Group AG (Registered)	21,624	1,196,087

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered) *	2,862	280,237

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)	42,011	3,087,451
Swatch Group AG (The)	6,832	1,816,811
Swatch Group AG (The) (Registered)	8,054	405,367

		5,309,629

Transportation Infrastructure 0.1%
Flughafen Zurich AG (Registered)	2,883	533,723

		80,285,046

UNITED KINGDOM 12.0%
Airlines 0.0%†
easyJet plc	14,910	210,789

Automobiles 0.2%
Fiat Chrysler Automobiles NV	154,746	2,005,045

Banks 2.6%
Barclays plc, ADR	261,825	1,921,796
HSBC Holdings plc	758,100	5,863,268
HSBC Holdings plc, ADR	210,160	8,042,824
Lloyds Banking Group plc	6,603,821	4,403,937

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Banks (continued)
Lloyds Banking Group plc, ADR (a)	124,609	$328,968
Royal Bank of Scotland Group plc, ADR (a)	132,441	675,449
Standard Chartered plc	156,649	1,316,959

		22,553,201

Capital Markets 0.3%
3i Group plc	74,826	1,072,940
IG Group Holdings plc	209,800	1,553,718
Standard Life Aberdeen plc	40,530	142,421

		2,769,079

Distributors 0.3%
Inchcape plc	299,377	2,324,473

Electrical Equipment 0.1%
Melrose Industries plc	229,796	569,278

Energy Equipment & Services 0.0%†
Subsea 7 SA	36,247	373,109

Equity Real Estate Investment Trusts (REITs) 0.5%
British Land Co. plc (The)	621,248	4,469,470

Food & Staples Retailing 1.0%
J Sainsbury plc	380,657	1,028,721
Tesco plc	2,380,509	7,059,180
Wm Morrison Supermarkets plc	341,143	840,145

		8,928,046

Hotels, Restaurants & Leisure 0.3%
Whitbread plc	53,700	2,834,812

Household Durables 0.8%
Barratt Developments plc	429,720	3,424,828
Persimmon plc	148,100	3,952,901

		7,377,729

Industrial Conglomerates 0.5%
DCC plc	49,264	4,296,728

Insurance 1.0%
Aviva plc	1,864,508	9,143,732
Phoenix Group Holdings plc	40,888	347,296

		9,491,028

Media 0.4%
Informa plc	179,385	1,878,813
Pearson plc	44,352	402,050
Pearson plc, ADR (a)	8,021	72,510
WPP plc	97,043	1,214,809
WPP plc, ADR (a)	6,618	414,221

		3,982,403

Oil, Gas & Consumable Fuels 0.5%
BP plc, ADR	124,790	4,740,772

Personal Products 0.6%
Unilever plc	92,978	5,590,620

Real Estate Management & Development 0.1%
Savills plc	86,296	933,482

Software 0.0%†
Micro Focus International plc, ADR (a)	14,277	202,020

Specialty Retail 0.1%
Kingfisher plc	279,124	709,563

Tobacco 1.0%
British American Tobacco plc	119,324	4,411,600
British American Tobacco plc, ADR	22,225	820,103

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Tobacco (continued)
Imperial Brands plc	170,532	$3,830,827

		9,062,530

Wireless Telecommunication Services 1.7%
Vodafone Group plc	6,756,667	13,455,842
Vodafone Group plc, ADR (a)	79,766	1,588,141

		15,043,983

		108,468,160

ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd. (a)	86,792	729,135

Total Common Stocks (cost $915,973,074)		867,377,722

Exchange Traded Funds 1.5%
	Shares	Value

UNITED STATES 1.5%
iShares MSCI EAFE ETF	107,300	6,997,033
iShares MSCI EAFE Value ETF	147,600	6,991,812

Total Exchange Traded Funds (cost $13,957,657)		13,988,845

Repurchase Agreements 2.8%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $1,020,000.(c)	$1,000,000	1,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $6,494,171, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $6,623,631.(c)	6,493,756	6,493,756

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $18,001,225, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $18,360,000.(c)	18,000,000	18,000,000

Total Repurchase Agreements (cost $25,493,756)		25,493,756

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Value

Total Investments (cost $955,424,487) — 100.0%	$906,860,323

Other assets in excess of liabilities — 0.0%†	62,298

NET ASSETS — 100.0%	$906,922,621

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $46,249,912, which was collateralized by cash used to purchase repurchase agreements with a total value of $25,493,756 and by $23,308,481, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 11/15/2048, a total value of $48,802,237.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $1,656,380 which represents 0.18% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $25,493,756.

ADR	American Depositary Receipt
CVA	Dutch Certification
ETF	Exchange Traded Fund
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,324,575	$2,665,679	$–	$6,990,254
Air Freight & Logistics	–	358,387	–	358,387
Airlines	1,292,684	11,634,628	–	12,927,312
Auto Components	2,571,993	16,748,613	–	19,320,606
Automobiles	–	42,725,400	–	42,725,400
Banks	20,637,334	94,265,898	–	114,903,232
Beverages	–	9,847,826	–	9,847,826
Building Products	–	4,595,527	–	4,595,527
Capital Markets	588,054	30,573,999	–	31,162,053
Chemicals	1,061,522	23,582,987	–	24,644,509
Commercial Services & Supplies	–	2,578,887	–	2,578,887
Communications Equipment	–	97,519	–	97,519
Construction & Engineering	–	3,052,633	–	3,052,633
Construction Materials	801,275	11,653,331	–	12,454,606
Consumer Finance	–	398,834	–	398,834
Containers & Packaging	–	5,523,855	–	5,523,855
Distributors	–	2,324,473	–	2,324,473

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Financial Services	$–	$20,264,404	$–	$20,264,404
Diversified Telecommunication Services	–	7,814,322	–	7,814,322
Electric Utilities	–	1,692,996	–	1,692,996
Electrical Equipment	–	16,895,364	–	16,895,364
Electronic Equipment, Instruments & Components	–	14,865,053	–	14,865,053
Energy Equipment & Services	–	1,462,475	–	1,462,475
Entertainment	–	9,707,087	–	9,707,087
Equity Real Estate Investment Trusts (REITs)	–	4,469,470	–	4,469,470
Food & Staples Retailing	–	25,409,191	–	25,409,191
Food Products	–	18,631,207	–	18,631,207
Gas Utilities	236,260	–	–	236,260
Health Care Equipment & Supplies	–	16,285,847	–	16,285,847
Health Care Providers & Services	–	6,440,168	–	6,440,168
Hotels, Restaurants & Leisure	137,703	7,590,167	–	7,727,870
Household Durables	–	20,182,681	–	20,182,681
Independent Power and Renewable Electricity Producers	–	891,847	–	891,847
Industrial Conglomerates	–	28,090,354	–	28,090,354
Insurance	6,596,639	47,928,071	–	54,524,710
Interactive Media & Services	2,538,172	–	–	2,538,172
Internet & Direct Marketing Retail	–	3,887,598	–	3,887,598
IT Services	–	3,154,137	–	3,154,137
Leisure Products	–	3,910,767	–	3,910,767
Life Sciences Tools & Services	–	2,070,919	–	2,070,919
Machinery	–	10,374,963	–	10,374,963
Marine	–	5,610,269	–	5,610,269
Media	486,731	5,537,257	–	6,023,988
Metals & Mining	7,531,423	23,692,241	–	31,223,664
Multiline Retail	–	1,153,466	–	1,153,466
Multi-Utilities	–	18,954,773	–	18,954,773
Oil, Gas & Consumable Fuels	30,554,585	42,444,363	–	72,998,948
Paper & Forest Products	–	4,025,491	–	4,025,491
Personal Products	–	5,590,620	–	5,590,620
Pharmaceuticals	–	45,937,368	–	45,937,368
Professional Services	–	1,897,950	–	1,897,950
Real Estate Management & Development	–	17,160,673	–	17,160,673
Road & Rail	–	3,194,964	–	3,194,964
Semiconductors & Semiconductor Equipment	5,870,656	10,546,545	–	16,417,201
Software	202,020	6,401,852	–	6,603,872
Specialty Retail	–	1,478,886	–	1,478,886
Technology Hardware, Storage & Peripherals	–	6,325,873	–	6,325,873
Textiles, Apparel & Luxury Goods	–	5,586,853	–	5,586,853
Thrifts & Mortgage Finance	59,554	–	–	59,554
Tobacco	820,103	8,242,427	–	9,062,530
Trading Companies & Distributors	–	8,892,959	–	8,892,959
Transportation Infrastructure	–	1,672,293	–	1,672,293
Wireless Telecommunication Services	1,588,141	20,483,611	–	22,071,752
Total Common Stocks	$87,899,424	$779,478,298	$–	$867,377,722
Exchange Traded Funds	$13,988,845	$–	$–	$13,988,845
Repurchase Agreements	–	25,493,756	–	25,493,756
Total	$101,888,269	$804,972,054	$–	$906,860,323

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2019, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.7%
	Shares	Value

Aerospace & Defense 1.8%
Boeing Co. (The)	8,750	$3,329,113
L3Harris Technologies, Inc.	88,970	18,562,701
Lockheed Martin Corp.	12,425	4,846,495
Northrop Grumman Corp.	14,231	5,333,636
Spirit AeroSystems Holdings, Inc., Class A	10,137	833,667

		32,905,612

Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	272,066	20,211,783

Airlines 0.8%
Delta Air Lines, Inc.	247,715	14,268,384

Auto Components 0.3%
Lear Corp.	46,186	5,445,329

Banks 0.2%
Citigroup, Inc.	47,006	3,247,174

Beverages 2.5%
Coca-Cola Co. (The)	209,949	11,429,624
Monster Beverage Corp. *	429,447	24,933,693
PepsiCo, Inc.	60,065	8,234,911

		44,598,228

Biotechnology 4.0%
AbbVie, Inc. (a)	56,600	4,285,752
Amgen, Inc.	73,540	14,230,725
Biogen, Inc. *	64,528	15,023,409
BioMarin Pharmaceutical, Inc. *	114,403	7,710,762
Celgene Corp. *	47,727	4,739,291
Gilead Sciences, Inc.	29,600	1,876,048
Incyte Corp. *	86,342	6,409,167
Regeneron Pharmaceuticals, Inc. *	56,386	15,641,476
Vertex Pharmaceuticals, Inc. *	9,316	1,578,317

		71,494,947

Capital Markets 2.2%
FactSet Research Systems, Inc. (a)	38,033	9,240,878
LPL Financial Holdings, Inc.	30,000	2,457,000
MSCI, Inc.	52,185	11,363,284
SEI Investments Co.	233,277	13,822,828
TD Ameritrade Holding Corp.	59,674	2,786,776

		39,670,766

Chemicals 0.3%
Eastman Chemical Co.	71,931	5,310,666

Commercial Services & Supplies 0.2%
Waste Management, Inc.	23,927	2,751,605

Communications Equipment 2.0%
Cisco Systems, Inc.	713,483	35,253,195

Consumer Finance 0.5%
American Express Co.	42,083	4,977,577
Synchrony Financial	93,847	3,199,244

		8,176,821

Electrical Equipment 0.1%
Eaton Corp. plc	19,870	1,652,191

Electronic Equipment, Instruments & Components 1.3%
CDW Corp.	25,500	3,142,620
Jabil, Inc.	94,000	3,362,380
Keysight Technologies, Inc. *	67,000	6,515,750
Zebra Technologies Corp., Class A *	45,250	9,338,242

		22,358,992

Common Stocks (continued)
	Shares	Value

Energy Equipment & Services 0.4%
Schlumberger Ltd.	203,034	$6,937,672

Entertainment 0.7%
Electronic Arts, Inc. *	27,944	2,733,482
Take-Two Interactive Software, Inc. *	83,725	10,494,092

		13,227,574

Equity Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	67,957	15,027,331
Crown Castle International Corp.	10,270	1,427,633
Extra Space Storage, Inc.	59,729	6,977,542
Public Storage	41,845	10,263,323
Simon Property Group, Inc.	8,800	1,369,720

		35,065,549

Food & Staples Retailing 0.5%
Costco Wholesale Corp.	21,850	6,295,204
Sysco Corp.	32,300	2,564,620

		8,859,824

Food Products 1.1%
Danone SA, ADR-FR	692,720	12,143,451
General Mills, Inc.	124,069	6,838,683

		18,982,134

Health Care Equipment & Supplies 1.6%
Alcon, Inc. *	15,842	923,430
Boston Scientific Corp. *	152,360	6,199,529
IDEXX Laboratories, Inc. *	32,156	8,744,181
Masimo Corp. *	16,000	2,380,640
STERIS plc	30,900	4,464,741
Varian Medical Systems, Inc. *	56,359	6,711,793

		29,424,314

Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	10,999	905,548
Chemed Corp.	6,900	2,881,233
Cigna Corp.	23,308	3,537,921
HCA Healthcare, Inc.	71,232	8,577,757
McKesson Corp.	55,221	7,546,502
Molina Healthcare, Inc. *	94,091	10,323,664
UnitedHealth Group, Inc.	42,255	9,182,857

		42,955,482

Health Care Technology 1.0%
Cerner Corp.	264,033	17,999,130

Hotels, Restaurants & Leisure 4.2%
Chipotle Mexican Grill, Inc. *	5,705	4,794,882
Planet Fitness, Inc., Class A *	106,724	6,176,118
Starbucks Corp.	402,479	35,587,193
Yum China Holdings, Inc.	423,493	19,239,287
Yum! Brands, Inc.	81,982	9,299,218

		75,096,698

Household Durables 0.5%
NVR, Inc. *	1,800	6,691,230
Toll Brothers, Inc.	61,621	2,529,542

		9,220,772

Household Products 2.0%
Colgate-Palmolive Co.	119,888	8,812,967
Kimberly-Clark Corp.	78,280	11,119,674
Procter & Gamble Co. (The)	125,888	15,657,949

		35,590,590

Independent Power and Renewable Electricity Producers 0.7%
AES Corp.	352,952	5,767,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.	181,781	$7,198,527

		12,965,763

Industrial Conglomerates 1.2%
Honeywell International, Inc.	67,000	11,336,400
Roper Technologies, Inc.	25,800	9,200,280

		20,536,680

Insurance 1.3%
Alleghany Corp. *	4,500	3,589,920
Arch Capital Group Ltd. *	90,000	3,778,200
MetLife, Inc.	159,372	7,515,984
Progressive Corp. (The)	118,150	9,127,087

		24,011,191

Interactive Media & Services 9.4%
Alphabet, Inc., Class A *	34,761	42,448,048
Alphabet, Inc., Class C *	38,558	47,002,202
Facebook, Inc., Class A *	435,694	77,588,387

		167,038,637

Internet & Direct Marketing Retail 8.0%
Alibaba Group Holding Ltd., ADR-CN *	174,809	29,233,309
Amazon.com, Inc. *	55,317	96,025,334
Booking Holdings, Inc. *	6,545	12,845,282
Expedia Group, Inc.	38,000	5,107,580

		143,211,505

IT Services 8.7%
Accenture plc, Class A	38,747	7,452,985
Automatic Data Processing, Inc.	49,977	8,067,287
Booz Allen Hamilton Holding Corp.	90,100	6,398,902
Euronet Worldwide, Inc. *	44,000	6,437,200
Fidelity National Information Services, Inc.	55,612	7,383,049
Fiserv, Inc. *	106,374	11,019,283
FleetCor Technologies, Inc. *	13,863	3,975,631
Global Payments, Inc.	12,033	1,913,247
Leidos Holdings, Inc.	90,480	7,770,422
Mastercard, Inc., Class A	103,994	28,241,651
Okta, Inc. *(a)	77,927	7,672,692
PayPal Holdings, Inc. *	39,600	4,102,164
VeriSign, Inc. *	40,744	7,685,541
Visa, Inc., Class A (a)	272,677	46,903,171
WEX, Inc. *	3,983	804,845

		155,828,070

Life Sciences Tools & Services 0.8%
Illumina, Inc. *(a)	32,446	9,870,722
PRA Health Sciences, Inc. *	37,000	3,671,510

		13,542,232

Machinery 1.7%
AGCO Corp.	105,108	7,956,676
Allison Transmission Holdings, Inc.	67,695	3,185,050
Cummins, Inc.	20,100	3,269,667
Deere & Co.	78,318	13,210,680
Illinois Tool Works, Inc. (a)	17,897	2,800,701

		30,422,774

Media 1.1%
Altice USA, Inc., Class A *	200,706	5,756,248
Comcast Corp., Class A	204,608	9,223,729
Omnicom Group, Inc. (a)	49,500	3,875,850

		18,855,827

Common Stocks (continued)
	Shares	Value

Multiline Retail 0.6%
Dollar General Corp.	29,476	$4,684,915
Target Corp.	53,449	5,714,233

		10,399,148

Oil, Gas & Consumable Fuels 0.1%
Equitrans Midstream Corp. (a)	108,252	1,575,067

Personal Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	53,000	10,544,350

Pharmaceuticals 4.0%
Bristol-Myers Squibb Co. (a)	190,200	9,645,042
Eli Lilly & Co.	115,417	12,907,083
Jazz Pharmaceuticals plc *	38,900	4,984,646
Johnson & Johnson	47,220	6,109,324
Merck & Co., Inc.	140,326	11,812,643
Novartis AG, ADR-CH	79,235	6,885,521
Novo Nordisk A/S, ADR-DK	273,468	14,138,296
Roche Holding AG, ADR-CH	118,559	4,321,475

		70,804,030

Road & Rail 0.4%
Union Pacific Corp.	48,922	7,924,386

Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	202,890	10,124,211
Broadcom, Inc.	27,805	7,676,126
Lam Research Corp.	10,900	2,519,099
NVIDIA Corp.	100,151	17,433,285
QUALCOMM, Inc.	207,926	15,860,595
Texas Instruments, Inc.	67,540	8,728,870

		62,342,186

Software 13.8%
Adobe, Inc. *	61,536	16,999,320
Atlassian Corp. plc, Class A *	14,640	1,836,442
Autodesk, Inc. *	150,234	22,189,562
Cadence Design Systems, Inc. *	89,952	5,944,028
Fortinet, Inc. *	105,770	8,118,905
Manhattan Associates, Inc. *(a)	101,800	8,212,206
Microsoft Corp.	855,510	118,941,555
Oracle Corp.	674,475	37,116,359
Paycom Software, Inc. *	26,449	5,540,801
Proofpoint, Inc. *	19,000	2,451,950
RingCentral, Inc., Class A *(a)	32,153	4,040,346
salesforce.com, Inc. *	10,506	1,559,511
ServiceNow, Inc. *	38,799	9,849,126
Trade Desk, Inc. (The), Class A *(a)	15,100	2,832,005
Zscaler, Inc. *	19,061	900,823

		246,532,939

Specialty Retail 1.1%
AutoZone, Inc. *	6,738	7,308,170
Best Buy Co., Inc.	48,056	3,315,383
Burlington Stores, Inc. *	23,200	4,635,824
O’Reilly Automotive, Inc. *	5,600	2,231,656
Ross Stores, Inc.	11,470	1,259,980

		18,751,013

Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	365,731	81,912,772
Western Digital Corp. (a)	28,556	1,703,080

		83,615,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Textiles, Apparel & Luxury Goods 2.8%
NIKE, Inc., Class B	104,732	$9,836,429
Skechers U.S.A., Inc., Class A *(a)	449,260	16,779,861
Under Armour, Inc., Class A *(a)	742,528	14,806,008
VF Corp.	101,550	9,036,935

		50,459,233

Tobacco 0.5%
Altria Group, Inc.	53,053	2,169,868
Philip Morris International, Inc.	94,953	7,209,781

		9,379,649

Total Common Stocks (cost $1,471,815,893)		1,759,445,964

Repurchase Agreements 1.2%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $5,000,320, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $5,100,000. (b)	$5,000,000	5,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $914,687, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $932,921. (b)	914,628	914,628

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $15,001,021, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $15,300,000. (b)	15,000,000	15,000,000

Total Repurchase Agreements (cost $20,914,628)		20,914,628

Total Investments (cost $1,492,730,521) — 99.9%		1,780,360,592

Other assets in excess of liabilities — 0.1%		2,080,185

NET ASSETS — 100.0%		$1,782,440,777

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $102,614,526, which was collateralized by cash used to purchase repurchase agreements with a total value of $20,914,628 and by $83,575,082, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $104,489,710.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $20,914,628.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DK	Denmark
FR	France
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,759,445,964	$–	$–	$1,759,445,964
Repurchase Agreements	–	20,914,628	–	20,914,628
Total	$1,759,445,964	$20,914,628	$–	$1,780,360,592

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.1%
	Shares	Value

CANADA 1.1%
Chemicals 0.2%
Nutrien Ltd.	78,412	$3,906,248

Oil, Gas & Consumable Fuels 0.9%
Canadian Natural Resources Ltd.	409,055	10,893,134
Enbridge, Inc.	131,369	4,608,425

		15,501,559

		19,407,807

IRELAND 0.4%
Construction Materials 0.4%
CRH plc	181,995	6,243,310

JAPAN 0.4%
Building Products 0.4%
Sanwa Holdings Corp.	558,900	6,291,779

LUXEMBOURG 0.2%
Energy Equipment & Services 0.2%
Tenaris SA, ADR (a)	203,625	4,312,778

NETHERLANDS 0.5%
Health Care Equipment & Supplies 0.5%
Koninklijke Philips NV, NYRS REG	187,162	8,633,783

SOUTH KOREA 0.5%
Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd.	210,759	8,598,953

SPAIN 0.4%
Electric Utilities 0.4%
Iberdrola SA	682,424	7,091,904

UNITED KINGDOM 0.6%
Capital Markets 0.3%
London Stock Exchange Group plc	55,186	4,956,043

Pharmaceuticals 0.3%
AstraZeneca plc, ADR	110,250	4,913,843

		9,869,886

UNITED STATES 95.0%
Aerospace & Defense 1.5%
L3Harris Technologies, Inc.	41,373	8,632,063
Northrop Grumman Corp.	12,182	4,565,692
United Technologies Corp.	88,126	12,030,961

		25,228,716

Airlines 1.3%
Delta Air Lines, Inc.	230,918	13,300,876
Southwest Airlines Co.	170,562	9,212,054

		22,512,930

Auto Components 0.4%
Lear Corp.	52,353	6,172,419

Automobiles 0.8%
General Motors Co.	393,521	14,749,167

Banks 9.9%
Atlantic Union Bankshares Corp.	119,500	4,450,778
Bank of America Corp.	1,404,463	40,968,186
Bank OZK	212,750	5,801,693
Citigroup, Inc.	672,156	46,432,535
JPMorgan Chase & Co.	287,428	33,827,401
PNC Financial Services Group, Inc. (The)	65,515	9,182,582
US Bancorp	250,395	13,856,859
Wells Fargo & Co.	375,382	18,934,268

		173,454,302

Beverages 0.9%
Molson Coors Brewing Co., Class B (a)	68,774	3,954,505

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Beverages (continued)
PepsiCo, Inc.	79,429	$10,889,716

		14,844,221

Biotechnology 0.8%
Biogen, Inc. *	42,372	9,865,049
Seattle Genetics, Inc. *	39,310	3,357,074

		13,222,123

Building Products 0.9%
AO Smith Corp.	110,300	5,262,413
Fortune Brands Home & Security, Inc.	144,400	7,898,680
Johnson Controls International plc	50,979	2,237,468

		15,398,561

Capital Markets 3.6%
Ameriprise Financial, Inc.	19,660	2,891,986
Goldman Sachs Group, Inc. (The)	76,661	15,886,459
Invesco Ltd. (a)	181,757	3,078,964
LPL Financial Holdings, Inc.	35,361	2,896,066
Morgan Stanley	317,867	13,563,385
Raymond James Financial, Inc.	194,779	16,061,476
TD Ameritrade Holding Corp.	161,700	7,551,390

		61,929,726

Chemicals 3.2%
Cabot Corp. (a)	107,228	4,859,573
Celanese Corp. (a)	85,608	10,469,002
CF Industries Holdings, Inc.	345,429	16,995,107
Corteva, Inc.	92,572	2,592,016
DuPont de Nemours, Inc.	93,972	6,701,143
Eastman Chemical Co.	63,452	4,684,661
Mosaic Co. (The)	258,463	5,298,492
PPG Industries, Inc.	31,018	3,675,943

		55,275,937

Commercial Services & Supplies 0.6%
Herman Miller, Inc.	216,742	9,989,639

Communications Equipment 0.9%
Cisco Systems, Inc.	309,252	15,280,141

Construction & Engineering 0.3%
Quanta Services, Inc.	131,971	4,988,504

Construction Materials 1.6%
Martin Marietta Materials, Inc. (a)	49,948	13,690,747
Vulcan Materials Co.	90,228	13,646,083

		27,336,830

Consumer Finance 1.2%
American Express Co.	30,899	3,654,734
Capital One Financial Corp.	29,760	2,707,565
Discover Financial Services	60,388	4,896,863
SLM Corp. (a)	694,309	6,127,276
Synchrony Financial	97,486	3,323,298

		20,709,736

Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class B *	166,965	34,732,059
Voya Financial, Inc. (a)	296,331	16,132,260

		50,864,319

Diversified Telecommunication Services 2.9%
AT&T, Inc.	686,324	25,970,500
Verizon Communications, Inc.	392,300	23,679,228

		49,649,728

Electric Utilities 2.1%
American Electric Power Co., Inc.	42,513	3,983,043
Edison International	131,654	9,929,345
Exelon Corp.	189,979	9,177,885
PPL Corp.	181,097	5,702,745

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Electric Utilities (continued)
Southern Co. (The)	39,526	$2,441,521
Xcel Energy, Inc. (a)	83,669	5,429,281

		36,663,820

Electrical Equipment 0.7%
Eaton Corp. plc	98,759	8,211,811
Regal Beloit Corp.	48,386	3,524,920

		11,736,731

Electronic Equipment, Instruments & Components 0.7%
Coherent, Inc. *(a)	36,100	5,549,292
Corning, Inc.	260,478	7,428,833

		12,978,125

Energy Equipment & Services 0.7%
Apergy Corp. *	127,275	3,442,789
Halliburton Co.	205,964	3,882,421
Schlumberger Ltd.	127,603	4,360,195

		11,685,405

Entertainment 0.5%
Electronic Arts, Inc. *	72,500	7,091,950
Walt Disney Co. (The)	17,428	2,271,217

		9,363,167

Equity Real Estate Investment Trusts (REITs) 5.0%
Acadia Realty Trust	184,057	5,260,349
American Tower Corp.	18,547	4,101,298
Americold Realty Trust	257,100	9,530,697
AvalonBay Communities, Inc.	8,809	1,896,842
Brixmor Property Group, Inc.	273,360	5,546,474
Columbia Property Trust, Inc.	274,352	5,802,545
EPR Properties	85,220	6,550,009
Equinix, Inc.	17,067	9,844,247
Host Hotels & Resorts, Inc.	510,366	8,824,228
Life Storage, Inc.	21,634	2,280,440
Medical Properties Trust, Inc.	352,338	6,891,731
Public Storage	18,857	4,625,056
Simon Property Group, Inc.	40,485	6,301,490
Spirit Realty Capital, Inc.	44,165	2,113,737
STORE Capital Corp.	214,109	8,009,818

		87,578,961

Food & Staples Retailing 0.8%
Kroger Co. (The)	439,225	11,323,221
US Foods Holding Corp. *	81,920	3,366,912

		14,690,133

Food Products 1.7%
Archer-Daniels-Midland Co.	264,709	10,871,598
Conagra Brands, Inc. (a)	285,676	8,764,540
Ingredion, Inc.	15,896	1,299,339
JM Smucker Co. (The)	43,703	4,808,204
Mondelez International, Inc., Class A	82,381	4,557,317

		30,300,998

Health Care Equipment & Supplies 2.7%
Becton Dickinson and Co.	33,741	8,535,123
Boston Scientific Corp. *	128,349	5,222,521
Danaher Corp.	18,764	2,710,085
Medtronic plc	274,804	29,849,210

		46,316,939

Health Care Providers & Services 4.2%
Anthem, Inc.	11,340	2,722,734
Centene Corp. *(a)	134,000	5,796,840
Cigna Corp.	17,615	2,673,781
CVS Health Corp.	377,738	23,823,936

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	53,772	$6,475,224
Humana, Inc.	61,143	15,632,431
McKesson Corp.	111,132	15,187,299

		72,312,245

Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	55,773	6,593,485
Royal Caribbean Cruises Ltd.	19,662	2,129,984

		8,723,469

Household Durables 0.7%
Lennar Corp., Class A	136,518	7,624,530
Toll Brothers, Inc.	118,701	4,872,676

		12,497,206

Household Products 1.3%
Colgate-Palmolive Co.	109,810	8,072,133
Kimberly-Clark Corp.	34,271	4,868,196
Procter & Gamble Co. (The)	70,600	8,781,228

		21,721,557

Independent Power and Renewable Electricity Producers 0.6%
AES Corp.	212,574	3,473,459
NRG Energy, Inc.	79,699	3,156,080
Vistra Energy Corp.	164,124	4,387,035

		11,016,574

Industrial Conglomerates 1.1%
Honeywell International, Inc.	109,414	18,512,849

Insurance 5.7%
Allstate Corp. (The)	24,367	2,648,206
American International Group, Inc.	225,835	12,579,010
Assurant, Inc.	56,589	7,120,028
Athene Holding Ltd., Class A *	169,000	7,108,140
Chubb Ltd.	78,583	12,686,439
CNO Financial Group, Inc. (a)	295,075	4,671,037
Hartford Financial Services Group, Inc. (The)	169,874	10,296,063
MetLife, Inc.	542,625	25,590,194
Prudential Financial, Inc.	41,437	3,727,258
Unum Group	283,040	8,411,949
Willis Towers Watson plc	23,255	4,487,517

		99,325,841

Interactive Media & Services 1.0%
Alphabet, Inc., Class A *	12,499	15,263,029
Facebook, Inc., Class A *	13,108	2,334,273

		17,597,302

Internet & Direct Marketing Retail 0.8%
Expedia Group, Inc.	107,199	14,408,618

IT Services 2.1%
Amdocs Ltd.	108,426	7,168,043
Cognizant Technology Solutions Corp., Class A	49,158	2,962,507
DXC Technology Co.	59,188	1,746,046
Fiserv, Inc. *	83,627	8,662,921
Genpact Ltd.	189,068	7,326,385
International Business Machines Corp.	54,688	7,952,729

		35,818,631

Machinery 1.6%
AGCO Corp.	88,604	6,707,323
Cummins, Inc.	15,973	2,598,328
Ingersoll-Rand plc	27,006	3,327,409
Pentair plc	97,100	3,670,380

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Machinery (continued)
Wabtec Corp. (a)	159,100	$11,432,926

		27,736,366

Media 3.0%
Charter Communications, Inc., Class A *(a)	24,639	10,154,225
Comcast Corp., Class A	812,925	36,646,659
Omnicom Group, Inc. (a)	67,531	5,287,677

		52,088,561

Metals & Mining 1.3%
Alcoa Corp. *(a)	134,400	2,697,408
Freeport-McMoRan, Inc.	292,085	2,795,253
Newmont Goldcorp Corp.	150,063	5,690,389
Reliance Steel & Aluminum Co.	114,720	11,432,996

		22,616,046

Multiline Retail 1.0%
Dollar General Corp.	13,350	2,121,849
Target Corp.	146,820	15,696,526

		17,818,375

Multi-Utilities 0.8%
CenterPoint Energy, Inc.	230,949	6,970,040
Sempra Energy	43,119	6,364,796

		13,334,836

Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	141,090	16,733,274
Cimarex Energy Co.	92,485	4,433,731
Concho Resources, Inc.	152,152	10,331,121
ConocoPhillips	51,911	2,957,889
Diamondback Energy, Inc.	57,011	5,125,859
EOG Resources, Inc.	66,065	4,903,344
Equitrans Midstream Corp. (a)	316,203	4,600,754
Exxon Mobil Corp.	112,645	7,953,863
Hess Corp.	188,885	11,423,765
Marathon Petroleum Corp.	295,807	17,970,275
Occidental Petroleum Corp.	146,816	6,528,908
Phillips 66	192,173	19,678,514
Pioneer Natural Resources Co.	22,809	2,868,688
Valero Energy Corp.	136,960	11,674,470

		127,184,455

Pharmaceuticals 3.1%
Bristol-Myers Squibb Co. (a)	159,425	8,084,442
Eli Lilly & Co.	67,709	7,571,897
Johnson & Johnson	116,937	15,129,309
Merck & Co., Inc.	104,033	8,757,498
Pfizer, Inc.	398,085	14,303,194

		53,846,340

Road & Rail 0.6%
Union Pacific Corp.	59,235	9,594,885

Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	143,504	7,160,850
Broadcom, Inc.	47,435	13,095,380
Intel Corp.	504,462	25,994,926
KLA Corp.	70,599	11,257,011
Microchip Technology, Inc. (a)	46,462	4,316,784
Micron Technology, Inc. *	178,388	7,643,926
QUALCOMM, Inc.	110,893	8,458,918
Texas Instruments, Inc.	32,994	4,264,145

		82,191,940

Software 0.6%
Microsoft Corp.	55,294	7,687,525

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Software (continued)
Teradata Corp. *(a)	85,653	$2,655,243

		10,342,768

Specialty Retail 0.1%
AutoZone, Inc. *	2,101	2,278,787

Technology Hardware, Storage & Peripherals 0.9%
Western Digital Corp.	263,307	15,703,629

Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc. (a)	125,700	11,465,097
PVH Corp.	54,501	4,808,623
Skechers U.S.A., Inc., Class A *(a)	143,728	5,368,241
Steven Madden Ltd. (a)	163,100	5,837,349

		27,479,310

Thrifts & Mortgage Finance 0.1%
Radian Group, Inc.	66,828	1,526,352

Tobacco 1.5%
Philip Morris International, Inc.	351,647	26,700,557

Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. *	53,900	4,245,703

		1,649,544,480

Total Common Stocks (cost $1,606,707,750)		1,719,994,680

Exchange Traded Fund 0.1%
	Shares	Market Value

UNITED STATES 0.1%
iShares Russell 1000 Value ETF (a)	11,344	1,454,981

Total Exchange Traded Fund (cost $1,473,245)		1,454,981

Repurchase Agreements 2.2%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $5,000,320, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $5,100,000.(b)	$5,000,000	5,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $2,635,753, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $2,688,296.(b)	2,635,584	2,635,584

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $10,141,809, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $10,200,000.(b)(c)	10,000,000	10,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $20,001,362, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $20,400,000.(b)	$20,000,000	$20,000,000

Total Repurchase Agreements (cost $37,635,584)		37,635,584

Total Investments (cost $1,645,816,579) — 101.4%		1,759,085,245

Liabilities in excess of other assets — (1.4)%		(23,821,582)

NET ASSETS — 100.0%		$1,735,263,663

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $97,973,927, which was collateralized by cash used to purchase repurchase agreements with a total value of $37,635,584 and by $62,274,389, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $99,909,973.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $37,635,584.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Forward foreign currency contracts outstanding as of September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,687,142	JPY	609,114,000	JPMorgan Chase Bank	12/18/2019	20,958

Net unrealized appreciation						20,958

Currency:

JPY	Japanese Yen
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$25,228,716	$–	$–	$25,228,716
Airlines	22,512,930	–	–	22,512,930
Auto Components	6,172,419	–	–	6,172,419
Automobiles	14,749,167	–	–	14,749,167
Banks	173,454,302	–	–	173,454,302
Beverages	14,844,221	–	–	14,844,221
Biotechnology	13,222,123	–	–	13,222,123
Building Products	15,398,561	6,291,779	–	21,690,340
Capital Markets	61,929,726	4,956,043	–	66,885,769
Chemicals	59,182,185	–	–	59,182,185
Commercial Services & Supplies	9,989,639	–	–	9,989,639
Communications Equipment	15,280,141	–	–	15,280,141
Construction & Engineering	4,988,504	–	–	4,988,504
Construction Materials	27,336,830	6,243,310	–	33,580,140
Consumer Finance	20,709,736	–	–	20,709,736
Diversified Financial Services	50,864,319	–	–	50,864,319
Diversified Telecommunication Services	49,649,728	–	–	49,649,728
Electric Utilities	36,663,820	7,091,904	–	43,755,724
Electrical Equipment	11,736,731	–	–	11,736,731
Electronic Equipment, Instruments & Components	12,978,125	–	–	12,978,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$15,998,183	$–	$–	$15,998,183
Entertainment	9,363,167	–	–	9,363,167
Equity Real Estate Investment Trusts (REITs)	87,578,961	–	–	87,578,961
Food & Staples Retailing	14,690,133	–	–	14,690,133
Food Products	30,300,998	–	–	30,300,998
Health Care Equipment & Supplies	54,950,722	–	–	54,950,722
Health Care Providers & Services	72,312,245	–	–	72,312,245
Hotels, Restaurants & Leisure	8,723,469	–	–	8,723,469
Household Durables	12,497,206	–	–	12,497,206
Household Products	21,721,557	–	–	21,721,557
Independent Power and Renewable Electricity Producers	11,016,574	–	–	11,016,574
Industrial Conglomerates	18,512,849	–	–	18,512,849
Insurance	99,325,841	–	–	99,325,841
Interactive Media & Services	17,597,302	–	–	17,597,302
Internet & Direct Marketing Retail	14,408,618	–	–	14,408,618
IT Services	35,818,631	–	–	35,818,631
Machinery	27,736,366	–	–	27,736,366
Media	52,088,561	–	–	52,088,561
Metals & Mining	22,616,046	–	–	22,616,046
Multiline Retail	17,818,375	–	–	17,818,375
Multi-Utilities	13,334,836	–	–	13,334,836
Oil, Gas & Consumable Fuels	142,686,014	–	–	142,686,014
Pharmaceuticals	58,760,183	–	–	58,760,183
Road & Rail	9,594,885	–	–	9,594,885
Semiconductors & Semiconductor Equipment	82,191,940	–	–	82,191,940
Software	10,342,768	–	–	10,342,768
Specialty Retail	2,278,787	–	–	2,278,787
Technology Hardware, Storage & Peripherals	15,703,629	8,598,953	–	24,302,582
Textiles, Apparel & Luxury Goods	27,479,310	–	–	27,479,310
Thrifts & Mortgage Finance	1,526,352	–	–	1,526,352
Tobacco	26,700,557	–	–	26,700,557
Wireless Telecommunication Services	4,245,703	–	–	4,245,703
Total Common Stocks	$1,686,812,691	$33,181,989	$–	$1,719,994,680
Exchange Traded Fund	$1,454,981	$–	$–	$1,454,981
Forward Foreign Currency Contracts	–	20,958	–	20,958
Repurchase Agreements	–	37,635,584	–	37,635,584
Total	$1,688,267,672	$70,838,531	$–	$1,759,106,203

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$20,958
Total		$20,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 97.8%
	Shares	Value

ARGENTINA 1.7%
Internet & Direct Marketing Retail 1.0%
MercadoLibre, Inc. *	12,120	$6,680,908

Software 0.7%
Globant SA *	50,600	4,633,948

		11,314,856

BRAZIL 0.7%
IT Services 0.7%
Pagseguro Digital Ltd., Class A *	107,200	4,964,432

CHINA 0.3%
Biotechnology 0.3%
Zai Lab Ltd., ADR *	59,623	1,928,804

INDIA 0.7%
IT Services 0.7%
WNS Holdings Ltd., ADR *	84,700	4,976,125

ISRAEL 0.2%
IT Services 0.2%
Wix.com Ltd. *	10,000	1,167,400

NETHERLANDS 0.9%
IT Services 0.9%
InterXion Holding NV *	78,500	6,394,610

SWITZERLAND 0.5%
Biotechnology 0.3%
CRISPR Therapeutics AG *(a)	41,025	1,681,615

Health Care Equipment & Supplies 0.2%
Alcon, Inc. *(a)	25,000	1,457,250

		3,138,865

UNITED STATES 92.8%
Aerospace & Defense 3.5%
Axon Enterprise, Inc. *	22,500	1,277,550
HEICO Corp. (a)	32,500	4,058,600
L3Harris Technologies, Inc.	24,500	5,111,680
Mercury Systems, Inc. *(a)	68,364	5,549,106
Teledyne Technologies, Inc. *	25,700	8,275,143

		24,272,079

Airlines 0.2%
Alaska Air Group, Inc.	25,000	1,622,750

Auto Components 0.3%
Aptiv plc	20,000	1,748,400

Banks 0.4%
SVB Financial Group *	13,000	2,716,350

Biotechnology 3.8%
Alexion Pharmaceuticals, Inc. *	10,000	979,400
BioMarin Pharmaceutical, Inc. *	20,000	1,348,000
Deciphera Pharmaceuticals, Inc. *(a)	41,303	1,401,824
Exact Sciences Corp. *(a)	91,300	8,250,781
Immunomedics, Inc. *(a)	153,300	2,032,758
Incyte Corp. *	20,000	1,484,600
Invitae Corp. *	109,785	2,115,557
Mirati Therapeutics, Inc. *	21,200	1,651,692
Neurocrine Biosciences, Inc. *	8,500	765,935
Precision BioSciences, Inc. *(a)	59,180	496,520
Sarepta Therapeutics, Inc. *	27,077	2,039,440
Turning Point Therapeutics, Inc. *	48,094	1,808,334
Twist Bioscience Corp. *	74,000	1,767,120

		26,141,961

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Building Products 0.3%
Trex Co., Inc. *(a)	23,000	$2,091,390

Capital Markets 1.4%
Cboe Global Markets, Inc.	26,000	2,987,660
MarketAxess Holdings, Inc.	8,700	2,849,250
Raymond James Financial, Inc.	43,000	3,545,780

		9,382,690

Chemicals 0.7%
Ingevity Corp. *	53,000	4,496,520

Commercial Services & Supplies 7.3%
Brink’s Co. (The)	53,655	4,450,682
Casella Waste Systems, Inc., Class A *(a)	135,556	5,820,775
Cintas Corp. (a)	23,500	6,300,350
IAA, Inc. *	182,800	7,628,244
MSA Safety, Inc. (a)	49,800	5,433,678
Tetra Tech, Inc.	74,700	6,480,972
Waste Connections, Inc.	151,041	13,895,772

		50,010,473

Communications Equipment 1.4%
Motorola Solutions, Inc.	58,000	9,883,780

Construction & Engineering 1.2%
MasTec, Inc. *(a)	53,500	3,473,755
WillScot Corp. *	311,856	4,858,716

		8,332,471

Containers & Packaging 1.7%
AptarGroup, Inc.	48,100	5,697,445
Ball Corp.	41,500	3,021,615
Packaging Corp. of America (a)	26,000	2,758,600

		11,477,660

Diversified Consumer Services 2.6%
Bright Horizons Family Solutions, Inc. *	87,300	13,313,250
Chegg, Inc. *(a)	30,000	898,500
Service Corp. International (a)	78,000	3,729,180

		17,940,930

Electrical Equipment 0.7%
AMETEK, Inc.	53,000	4,866,460

Electronic Equipment, Instruments & Components 5.1%
Amphenol Corp., Class A	56,000	5,404,000
CDW Corp.	50,000	6,162,000
Keysight Technologies, Inc. *	47,000	4,570,750
Novanta, Inc. *	62,950	5,144,274
Rogers Corp. *	35,044	4,790,865
Trimble, Inc. *	80,000	3,104,800
Zebra Technologies Corp., Class A *	26,900	5,551,353

		34,728,042

Entertainment 2.7%
Take-Two Interactive Software, Inc. *	85,800	10,754,172
World Wrestling Entertainment, Inc., Class A (a)	109,300	7,776,695

		18,530,867

Food & Staples Retailing 1.1%
BJ’s Wholesale Club Holdings, Inc. *	87,500	2,263,625
US Foods Holding Corp. *	125,200	5,145,720

		7,409,345

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Food Products 1.1%
Lamb Weston Holdings, Inc. (a)	104,900	$7,628,328

Health Care Equipment & Supplies 7.8%
DexCom, Inc. *	53,300	7,954,492
Haemonetics Corp. *	66,100	8,337,854
Hill-Rom Holdings, Inc.	33,000	3,472,590
ICU Medical, Inc. *(a)	24,800	3,958,080
IDEXX Laboratories, Inc. *	12,000	3,263,160
Insulet Corp. *(a)	70,189	11,576,271
iRhythm Technologies, Inc. *(a)	66,800	4,950,548
Masimo Corp. *	10,000	1,487,900
Penumbra, Inc. *(a)	17,000	2,286,330
Silk Road Medical, Inc. *(a)	89,905	2,924,610
Teleflex, Inc.	9,000	3,057,750

		53,269,585

Health Care Providers & Services 1.4%
Encompass Health Corp.	25,000	1,582,000
Guardant Health, Inc. *	15,000	957,450
HealthEquity, Inc. *	98,281	5,616,268
WellCare Health Plans, Inc. *	6,000	1,555,020

		9,710,738

Health Care Technology 1.9%
Teladoc Health, Inc. *(a)	25,000	1,693,000
Veeva Systems, Inc., Class A *	76,100	11,619,709

		13,312,709

Hotels, Restaurants & Leisure 4.1%
Chipotle Mexican Grill, Inc. *	8,200	6,891,854
Domino’s Pizza, Inc. (a)	22,800	5,576,652
Norwegian Cruise Line Holdings Ltd. *	58,500	3,028,545
Planet Fitness, Inc., Class A *	22,500	1,302,075
Red Rock Resorts, Inc., Class A (a)	78,000	1,583,790
Vail Resorts, Inc.	42,500	9,671,300

		28,054,216

Household Products 0.5%
Church & Dwight Co., Inc.	45,000	3,385,800

Independent Power and Renewable Electricity Producers 0.5%
Vistra Energy Corp.	134,000	3,581,820

Industrial Conglomerates 1.6%
Carlisle Cos., Inc.	43,100	6,272,774
Roper Technologies, Inc.	14,000	4,992,400

		11,265,174

Insurance 0.2%
Assurant, Inc.	10,000	1,258,200

Interactive Media & Services 1.1%
IAC/InterActiveCorp *	15,000	3,269,550
Match Group, Inc. (a)	64,100	4,579,304

		7,848,854

Internet & Direct Marketing Retail 1.3%
Etsy, Inc. *(a)	156,200	8,825,300

IT Services 10.5%
Black Knight, Inc. *	136,100	8,310,266
Booz Allen Hamilton Holding Corp.	109,100	7,748,282
EPAM Systems, Inc. *	52,856	9,636,707
Euronet Worldwide, Inc. *	47,934	7,012,744
Fiserv, Inc. *	37,500	3,884,625
Global Payments, Inc.	47,752	7,592,568
Okta, Inc. *(a)	81,900	8,063,874

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
IT Services (continued)
Square, Inc., Class A *(a)	42,500	$2,632,875
Twilio, Inc., Class A *(a)	77,200	8,488,912
WEX, Inc. *	42,900	8,668,803

		72,039,656

Life Sciences Tools & Services 2.0%
Bio-Rad Laboratories, Inc., Class A *	33,400	11,113,516
PRA Health Sciences, Inc. *	25,000	2,480,750

		13,594,266

Machinery 2.9%
Fortive Corp.	17,500	1,199,800
IDEX Corp.	31,500	5,162,220
Middleby Corp. (The) *(a)	43,700	5,108,530
Woodward, Inc.	57,400	6,189,442
Xylem, Inc.	29,000	2,308,980

		19,968,972

Media 0.9%
Altice USA, Inc., Class A *	137,000	3,929,160
Nexstar Media Group, Inc., Class A (a)	22,500	2,301,975

		6,231,135

Oil, Gas & Consumable Fuels 0.3%
Cheniere Energy, Inc. *	15,000	945,900
ONEOK, Inc.	12,500	921,125

		1,867,025

Pharmaceuticals 1.5%
Catalent, Inc. *	136,000	6,481,760
Elanco Animal Health, Inc. *	141,210	3,754,774

		10,236,534

Professional Services 0.9%
CoStar Group, Inc. *	10,000	5,932,000

Road & Rail 1.2%
Old Dominion Freight Line, Inc. (a)	10,000	1,699,700
Saia, Inc. *(a)	71,900	6,737,030

		8,436,730

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *(a)	200,000	5,798,000
KLA Corp.	20,000	3,189,000
Lattice Semiconductor Corp. *	248,600	4,545,651
Marvell Technology Group Ltd.	45,000	1,123,650
Monolithic Power Systems, Inc. (a)	29,000	4,513,270
Xilinx, Inc.	27,500	2,637,250

		21,806,821

Software 6.7%
Avalara, Inc. *	49,300	3,317,397
Coupa Software, Inc. *(a)	11,000	1,425,270
Elastic NV *	62,900	5,179,186
Envestnet, Inc. *(a)	62,500	3,543,750
HubSpot, Inc. *	12,500	1,895,125
Pagerduty, Inc. *(a)	84,500	2,387,125
Paylocity Holding Corp. *	20,000	1,951,600
Proofpoint, Inc. *	30,000	3,871,500
Q2 Holdings, Inc. *(a)	30,000	2,366,100
RingCentral, Inc., Class A *	35,000	4,398,100
Splunk, Inc. *	32,500	3,830,450
Trade Desk, Inc. (The), Class A *	8,000	1,500,400
Zendesk, Inc. *	121,200	8,833,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Software (continued)
Zscaler, Inc. *	32,500	$1,535,950

		46,035,009

Specialty Retail 4.6%
Burlington Stores, Inc. *	56,259	11,241,673
Carvana Co. *(a)	46,100	3,042,600
Five Below, Inc. *(a)	78,200	9,861,020
O’Reilly Automotive, Inc. *	8,500	3,387,335
Ross Stores, Inc.	16,000	1,757,600
Ulta Beauty, Inc. *	8,000	2,005,200

		31,295,428

Technology Hardware, Storage & Peripherals 0.6%
NCR Corp. *(a)	131,600	4,153,296

Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	13,500	1,308,015
Under Armour, Inc., Class C *(a)	226,300	4,102,819

		5,410,834

Trading Companies & Distributors 0.8%
SiteOne Landscape Supply, Inc. *(a)	49,060	3,631,421
United Rentals, Inc. *	17,000	2,118,880

		5,750,301

		636,550,899

Total Common Stocks (cost $520,905,350)		670,435,991

Repurchase Agreements 7.0%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $10,000,639, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $10,200,000.(b)	$10,000,000	10,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $526,528, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $537,024.(b)	526,494	526,494

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $7,403,521, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $7,446,000.(b)(c)	7,300,000	7,300,000

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $30,002,042, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $30,600,000.(b)	$30,000,000	$30,000,000

Total Repurchase Agreements (cost $47,826,494)		47,826,494

Total Investments
(cost $568,731,844) — 104.8%		718,262,485

Liabilities in excess of other assets — (4.8)%		(32,816,342)

NET ASSETS — 100.0%		$685,446,143

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $110,035,447, which was collateralized by cash used to purchase repurchase agreements with a total value of $47,826,494 and by $65,261,551, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $113,088,045.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $47,826,494.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$670,435,991	$–	$–	$670,435,991
Repurchase Agreements	–	47,826,494	–	47,826,494
Total	$670,435,991	$47,826,494	$–	$718,262,485

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.2%
	Shares	Value

Aerospace & Defense 2.0%
BAE Systems plc	160,305	$1,123,272
Textron, Inc.	20,399	998,735
TransDigm Group, Inc.	15,827	8,240,644

		10,362,651

Airlines 2.1%
Alaska Air Group, Inc.	98,548	6,396,751
JetBlue Airways Corp. *(a)	134,600	2,254,550
Southwest Airlines Co.	43,262	2,336,580

		10,987,881

Auto Components 1.2%
Aptiv plc	7,971	696,825
BorgWarner, Inc.	35,559	1,304,304
Dana, Inc. (a)	273,049	3,942,827

		5,943,956

Automobiles 0.5%
Honda Motor Co. Ltd., ADR-JP	57,172	1,491,046
Thor Industries, Inc.	18,262	1,034,359

		2,525,405

Banks 5.3%
BB&T Corp.	68,391	3,650,028
CIT Group, Inc.	60,400	2,736,724
Comerica, Inc.	32,045	2,114,649
Commerce Bancshares, Inc.	28,262	1,714,090
Fifth Third Bancorp	104,326	2,856,446
First Hawaiian, Inc.	70,938	1,894,045
M&T Bank Corp.	11,610	1,834,032
Pinnacle Financial Partners, Inc. (a)	33,728	1,914,064
Prosperity Bancshares, Inc. (a)	12,173	859,779
Signature Bank	46,782	5,577,350
UMB Financial Corp. (a)	19,195	1,239,613
Westamerica Bancorp (a)	16,718	1,039,525

		27,430,345

Beverages 0.8%
Molson Coors Brewing Co., Class B (a)	74,100	4,260,750

Biotechnology 0.5%
United Therapeutics Corp. *	33,325	2,657,669

Building Products 0.4%
Johnson Controls International plc	48,319	2,120,721

Capital Markets 2.3%
Ameriprise Financial, Inc.	16,039	2,359,337
E*TRADE Financial Corp.	75,301	3,289,901
Northern Trust Corp.	50,095	4,674,865
State Street Corp.	23,848	1,411,563

		11,735,666

Chemicals 2.8%
Ashland Global Holdings, Inc.	87,465	6,739,178
Corteva, Inc.	80,700	2,259,600
Eastman Chemical Co.	37,979	2,803,990
Mosaic Co. (The)	67,500	1,383,750
Westlake Chemical Corp. (a)	21,300	1,395,576

		14,582,094

Commercial Services & Supplies 1.3%
Republic Services, Inc.	77,985	6,749,602

Consumer Finance 1.9%
Ally Financial, Inc.	241,416	8,005,354

Common Stocks (continued)
	Shares	Value

Consumer Finance (continued)
SLM Corp.	199,139	$1,757,402

		9,762,756

Containers & Packaging 1.8%
Graphic Packaging Holding Co. (a)	56,530	833,817
Owens-Illinois, Inc.	88,533	909,234
Packaging Corp. of America (a)	60,582	6,427,750
Sonoco Products Co.	16,237	945,156

		9,115,957

Distributors 0.9%
Genuine Parts Co.	16,332	1,626,504
LKQ Corp. *	100,200	3,151,290

		4,777,794

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc. *	131,568	5,011,425

Diversified Financial Services 0.5%
Jefferies Financial Group, Inc. (a)	139,300	2,563,120

Diversified Telecommunication Services 0.3%
GCI Liberty, Inc., Class A *(a)	28,800	1,787,616

Electric Utilities 5.9%
Edison International	23,172	1,747,632
Entergy Corp.	42,498	4,987,566
Evergy, Inc.	46,488	3,094,241
Eversource Energy	14,868	1,270,768
FirstEnergy Corp.	203,048	9,793,005
Pinnacle West Capital Corp.	21,438	2,080,987
PPL Corp.	130,500	4,109,445
Xcel Energy, Inc. (a)	48,499	3,147,100

		30,230,744

Electrical Equipment 2.2%
Eaton Corp. plc	18,630	1,549,084
Emerson Electric Co.	45,153	3,018,930
Hubbell, Inc.	26,033	3,420,736
nVent Electric plc	86,390	1,904,036
Schneider Electric SE	14,499	1,271,569

		11,164,355

Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd.	16,372	1,525,543

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	118,627	2,752,147
Schlumberger Ltd.	34,108	1,165,470

		3,917,617

Entertainment 0.7%
Viacom, Inc., Class B	148,100	3,558,843

Equity Real Estate Investment Trusts (REITs) 7.9%
AvalonBay Communities, Inc.	24,011	5,170,289
Brixmor Property Group, Inc.	113,600	2,304,944
Colony Capital, Inc.	300,800	1,810,816
Empire State Realty Trust, Inc., Class A	79,216	1,130,412
EPR Properties	78,158	6,007,224
Gaming and Leisure Properties, Inc.	59,100	2,259,984
JBG SMITH Properties	70,800	2,776,068
Lamar Advertising Co., Class A	77,055	6,313,116
MGM Growth Properties LLC, Class A	163,038	4,899,292
Piedmont Office Realty Trust, Inc., Class A	66,317	1,384,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VEREIT, Inc.	238,600	$2,333,508
Welltower, Inc.	15,399	1,395,919
Weyerhaeuser Co.	106,845	2,959,607

		40,745,878

Food & Staples Retailing 1.2%
Koninklijke Ahold Delhaize NV	62,736	1,569,369
Sysco Corp.	19,735	1,566,959
US Foods Holding Corp. *	78,400	3,222,240

		6,358,568

Food Products 3.0%
Conagra Brands, Inc.	42,810	1,313,411
General Mills, Inc.	42,400	2,337,088
JM Smucker Co. (The)	21,273	2,340,455
Kellogg Co.	13,139	845,495
Kraft Heinz Co. (The)	64,100	1,790,634
Mondelez International, Inc., Class A	12,341	682,704
Orkla ASA	197,793	1,800,854
Post Holdings, Inc. *	43,012	4,552,390

		15,663,031

Gas Utilities 1.2%
Atmos Energy Corp.	12,847	1,463,145
Spire, Inc.	17,802	1,553,047
UGI Corp.	65,709	3,303,191

		6,319,383

Health Care Equipment & Supplies 3.4%
Hologic, Inc. *	22,770	1,149,657
Siemens Healthineers AG Reg. S (b)	34,972	1,375,844
Zimmer Biomet Holdings, Inc.	109,718	15,060,990

		17,586,491

Health Care Providers & Services 5.4%
AmerisourceBergen Corp.	41,400	3,408,462
Cardinal Health, Inc.	90,003	4,247,242
DaVita, Inc. *	21,900	1,249,833
Henry Schein, Inc. *	20,532	1,303,782
Laboratory Corp. of America Holdings *	24,700	4,149,600
McKesson Corp.	11,341	1,549,861
Quest Diagnostics, Inc.	22,410	2,398,542
Universal Health Services, Inc., Class B (a)	64,435	9,584,706

		27,892,028

Health Care Technology 0.3%
Cerner Corp.	22,828	1,556,185

Hotels, Restaurants & Leisure 2.8%
Aramark	61,800	2,693,244
Carnival Corp.	32,122	1,404,053
Marriott Vacations Worldwide Corp.	33,837	3,505,851
Sodexo SA	12,487	1,402,716
Star Group, Inc. (The) *(a)	59,900	897,302
Wyndham Destinations, Inc.	92,445	4,254,319

		14,157,485

Household Durables 0.3%
PulteGroup, Inc.	42,314	1,546,577

Household Products 0.3%
Kimberly-Clark Corp.	9,571	1,359,560

Common Stocks (continued)
	Shares	Value

Household Products (continued)
Spectrum Brands Holdings, Inc.	3,490	$183,993

		1,543,553

Insurance 8.7%
Aflac, Inc.	24,502	1,281,945
Alleghany Corp. *	4,504	3,593,111
Allstate Corp. (The)	33,000	3,586,440
American Financial Group, Inc.	18,477	1,992,744
Arch Capital Group Ltd. *	79,000	3,316,420
Arthur J Gallagher & Co.	4,689	419,994
Assurant, Inc.	28,248	3,554,163
Axis Capital Holdings Ltd.	32,570	2,173,070
Brown & Brown, Inc.	20,312	732,451
Chubb Ltd.	13,023	2,102,433
Fidelity National Financial, Inc.	187,100	8,309,111
Globe Life, Inc.	6,223	595,914
Loews Corp.	63,600	3,274,128
Markel Corp. *	2,300	2,718,370
ProAssurance Corp.	37,100	1,494,017
Reinsurance Group of America, Inc.	11,902	1,902,892
Travelers Cos., Inc. (The)	3,995	594,017
Willis Towers Watson plc	16,327	3,150,621

		44,791,841

Internet & Direct Marketing Retail 1.6%
Expedia Group, Inc.	20,221	2,717,905
Qurate Retail, Inc., Series A *	514,422	5,306,263

		8,024,168

IT Services 0.9%
Alliance Data Systems Corp.	23,202	2,972,872
Conduent, Inc. *	300,991	1,872,164

		4,845,036

Machinery 2.4%
Atlas Copco AB, Class B	23,972	650,474
Cummins, Inc.	11,695	1,902,426
Dover Corp.	46,775	4,656,919
IMI plc	122,268	1,444,733
PACCAR, Inc.	15,542	1,088,095
Trinity Industries, Inc. (a)	139,403	2,743,451

		12,486,098

Media 3.2%
Altice USA, Inc., Class A *	157,221	4,509,098
Discovery, Inc., Class C *	74,100	1,824,342
DISH Network Corp., Class A *	78,800	2,684,716
Fox Corp., Class A	57,300	1,806,956
Liberty Media Corp-Liberty SiriusXM, Class C *	54,800	2,299,408
News Corp., Class A	228,300	3,177,936

		16,302,456

Mortgage Real Estate Investment Trusts (REITs) 1.7%
Annaly Capital Management, Inc.	660,900	5,815,920
MFA Financial, Inc.	378,841	2,788,270

		8,604,190

Multiline Retail 0.9%
Dollar Tree, Inc. *	32,700	3,733,032
Target Corp.	10,714	1,145,434

		4,878,466

Multi-Utilities 2.0%
Ameren Corp.	20,339	1,628,137
CenterPoint Energy, Inc.	192,600	5,812,668

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Multi-Utilities (continued)
NorthWestern Corp.	23,793	$1,785,665
WEC Energy Group, Inc.	10,172	967,357

		10,193,827

Oil, Gas & Consumable Fuels 3.9%
Antero Resources Corp. *(a)	434,200	1,311,284
ConocoPhillips	20,605	1,174,073
EQT Corp. (a)	366,736	3,902,071
Equitrans Midstream Corp. (a)	234,581	3,413,153
Imperial Oil Ltd.	30,027	781,924
Murphy Oil Corp. (a)	228,589	5,054,103
Noble Energy, Inc.	57,221	1,285,184
Williams Cos., Inc. (The)	131,800	3,171,108

		20,092,900

Paper & Forest Products 0.2%
Mondi plc	55,564	1,063,968

Personal Products 0.3%
Coty, Inc., Class A	127,000	1,334,770

Pharmaceuticals 0.4%
Perrigo Co. plc (a)	33,300	1,861,137

Road & Rail 0.3%
Heartland Express, Inc.	78,389	1,686,147

Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	50,782	2,534,022
Marvell Technology Group Ltd. (a)	195,261	4,875,667
Maxim Integrated Products, Inc.	33,602	1,945,892
Microchip Technology, Inc.	13,552	1,259,116
Qorvo, Inc. *	18,400	1,364,176

		11,978,873

Software 0.9%
CDK Global, Inc.	65,000	3,125,850
SS&C Technologies Holdings, Inc.	26,500	1,366,605

		4,492,455

Specialty Retail 2.3%
Aaron’s, Inc.	93,766	6,025,403
Advance Auto Parts, Inc.	13,188	2,181,295
Foot Locker, Inc.	54,300	2,343,588
L Brands, Inc.	73,400	1,437,906

		11,988,192

Technology Hardware, Storage & Peripherals 0.6%
HP, Inc.	58,987	1,116,034
NCR Corp. *	56,700	1,789,452

		2,905,486

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.	110,312	1,520,099

Trading Companies & Distributors 2.0%
AerCap Holdings NV *	141,161	7,728,565
MSC Industrial Direct Co., Inc., Class A	32,967	2,391,096

		10,119,661

Total Common Stocks (cost $458,875,937)		495,311,459

Exchange Traded Fund 0.8%
	Shares	Value

Equity Fund 0.8%

iShares Russell Mid-Cap Value ETF	44,644	4,004,567

Exchange Traded Fund (continued)
		Value

Total Exchange Traded Fund (cost $3,813,384)		$4,004,567

Repurchase Agreements 3.3%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $500,032, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $510,000. (c)	$500,000	500,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $689,026, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $702,761. (c)	688,982	688,982

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $14,198,532, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $14,280,000. (c)(d)	14,000,000	14,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $2,000,137, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $2,040,000. (c)	2,000,000	2,000,000

Total Repurchase Agreements (cost $17,188,982)		17,188,982

Total Investments (cost $479,878,303) — 100.3%		516,505,008

Liabilities in excess of other assets — (0.3)%		(1,409,933)

NET ASSETS — 100.0%		$515,095,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $34,016,847, which was collateralized by cash used to purchase repurchase agreements with a total value of $17,188,982 and by $17,742,845, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $34,931,827.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $1,375,844 which represents 0.27% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $17,188,982.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
JP	Japan
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Forward foreign currency contracts outstanding as of September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
SEK	356,063	USD	36,394	Goldman Sachs International	12/30/2019	12
USD	967,347	JPY	103,728,590	Bank of America NA	12/30/2019	1,173
USD	1,595,564	NOK	14,251,793	Goldman Sachs International	12/30/2019	26,648
USD	647,790	SEK	6,259,532	Goldman Sachs International	12/30/2019	7,792
CAD	25,523	USD	19,257	Morgan Stanley Co., Inc.	12/31/2019	39
USD	4,809,545	EUR	4,315,971	Credit Suisse International	12/31/2019	70,761
USD	3,215,173	GBP	2,559,851	JPMorgan Chase Bank	12/31/2019	55,331

Total unrealized appreciation						161,756

JPY	5,293,246	USD	49,550	Bank of America NA	12/30/2019	(246)
NOK	388,284	USD	42,759	Goldman Sachs International	12/30/2019	(15)
SEK	375,406	USD	38,866	Goldman Sachs International	12/30/2019	(483)
GBP	124,509	USD	154,834	JPMorgan Chase Bank	12/31/2019	(1,142)
USD	703,467	CAD	933,374	Morgan Stanley Co., Inc.	12/31/2019	(2,191)
USD	84,339	GBP	68,345	JPMorgan Chase Bank	12/31/2019	(25)

Total unrealized depreciation						(4,102)

Net unrealized appreciation						157,654

Currency:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,239,379	$1,123,272	$–	$10,362,651
Airlines	10,987,881	–	–	10,987,881
Auto Components	5,943,956	–	–	5,943,956
Automobiles	2,525,405	–	–	2,525,405
Banks	27,430,345	–	–	27,430,345
Beverages	4,260,750	–	–	4,260,750
Biotechnology	2,657,669	–	–	2,657,669
Building Products	2,120,721	–	–	2,120,721
Capital Markets	11,735,666	–	–	11,735,666
Chemicals	14,582,094	–	–	14,582,094
Commercial Services & Supplies	6,749,602	–	–	6,749,602
Consumer Finance	9,762,756	–	–	9,762,756
Containers & Packaging	9,115,957	–	–	9,115,957
Distributors	4,777,794	–	–	4,777,794
Diversified Consumer Services	5,011,425	–	–	5,011,425
Diversified Financial Services	2,563,120	–	–	2,563,120
Diversified Telecommunication Services	1,787,616	–	–	1,787,616

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$30,230,744	$–	$–	$30,230,744
Electrical Equipment	9,892,786	1,271,569	–	11,164,355
Electronic Equipment, Instruments & Components	1,525,543	–	–	1,525,543
Energy Equipment & Services	3,917,617	–	–	3,917,617
Entertainment	3,558,843	–	–	3,558,843
Equity Real Estate Investment Trusts (REITs)	40,745,878	–	–	40,745,878
Food & Staples Retailing	4,789,199	1,569,369	–	6,358,568
Food Products	13,862,177	1,800,854	–	15,663,031
Gas Utilities	6,319,383	–	–	6,319,383
Health Care Equipment & Supplies	16,210,647	1,375,844	–	17,586,491
Health Care Providers & Services	27,892,028	–	–	27,892,028
Health Care Technology	1,556,185	–	–	1,556,185
Hotels, Restaurants & Leisure	12,754,769	1,402,716	–	14,157,485
Household Durables	1,546,577	–	–	1,546,577
Household Products	1,543,553	–	–	1,543,553
Insurance	44,791,841	–	–	44,791,841
Internet & Direct Marketing Retail	8,024,168	–	–	8,024,168
IT Services	4,845,036	–	–	4,845,036
Machinery	10,390,891	2,095,207	–	12,486,098
Media	16,302,456	–	–	16,302,456
Mortgage Real Estate Investment Trusts (REITs)	8,604,190	–	–	8,604,190
Multiline Retail	4,878,466	–	–	4,878,466
Multi-Utilities	10,193,827	–	–	10,193,827
Oil, Gas & Consumable Fuels	20,092,900	–	–	20,092,900
Paper & Forest Products	–	1,063,968	–	1,063,968
Personal Products	1,334,770	–	–	1,334,770
Pharmaceuticals	1,861,137	–	–	1,861,137
Road & Rail	1,686,147	–	–	1,686,147
Semiconductors & Semiconductor Equipment	11,978,873	–	–	11,978,873
Software	4,492,455	–	–	4,492,455
Specialty Retail	11,988,192	–	–	11,988,192
Technology Hardware, Storage & Peripherals	2,905,486	–	–	2,905,486
Thrifts & Mortgage Finance	1,520,099	–	–	1,520,099
Trading Companies & Distributors	10,119,661	–	–	10,119,661
Total Common Stocks	$483,608,660	$11,702,799	$–	$495,311,459
Exchange Traded Fund	$4,004,567	$–	$–	$4,004,567
Forward Foreign Currency Contracts	–	161,756	–	161,756
Repurchase Agreements	–	17,188,982	–	17,188,982
Total Assets	$487,613,227	$29,053,537	$–	$516,666,764
Liabilities:
Forward Foreign Currency Contracts	$–	$(4,102)	$–	$(4,102)
Total Liabilities	$–	$(4,102)	$–	$(4,102)
Total	$487,613,227	$29,049,435	$–	$516,662,662

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value

Forward Foreign Currency Contracts

Currency risk	Unrealized appreciation on forward foreign currency contracts	$161,756

Total		$161,756

Liabilities:

Forward Foreign Currency Contracts

Currency risk	Unrealized depreciation on forward foreign currency contracts	$(4,102)

Total		$(4,102)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 97.1%
	Shares	Value

Aerospace & Defense 4.3%
Aerojet Rocketdyne Holdings, Inc. *(a)	50,759	$2,563,837
Axon Enterprise, Inc. *	10,310	585,402
Curtiss-Wright Corp.	5,700	737,409
HEICO Corp.	8,389	1,047,618
Hexcel Corp.	4,930	404,901
Kratos Defense & Security Solutions, Inc. *(a)	29,999	557,832
Mercury Systems, Inc. *	36,377	2,952,721

		8,849,720

Auto Components 0.5%
Cooper Tire & Rubber Co.	12,411	324,175
Visteon Corp. *(a)	7,783	642,409

		966,584

Automobiles 0.3%
Thor Industries, Inc.	10,945	619,925

Banks 2.0%
First Busey Corp.	18,081	457,088
First Hawaiian, Inc.	22,463	599,762
IBERIABANK Corp.	9,397	709,850
Pinnacle Financial Partners, Inc.	10,184	577,942
Seacoast Banking Corp. of Florida *	19,001	480,915
Sterling Bancorp	36,353	729,241
Triumph Bancorp, Inc. *	16,428	523,889

		4,078,687

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A *	1,026	373,546

Biotechnology 7.2%
Abeona Therapeutics, Inc. *	18,617	42,074
ACADIA Pharmaceuticals, Inc. *	9,642	347,016
Agios Pharmaceuticals, Inc. *(a)	15,418	499,543
Aimmune Therapeutics, Inc. *(a)	13,702	286,920
Amicus Therapeutics, Inc. *	92,433	741,313
Apellis Pharmaceuticals, Inc. *	23,057	555,443
Arena Pharmaceuticals, Inc. *	15,233	697,214
Assembly Biosciences, Inc. *	8,320	81,786
Audentes Therapeutics, Inc. *	12,215	343,119
Biohaven Pharmaceutical Holding Co. Ltd. *	9,648	402,515
Blueprint Medicines Corp. *(a)	10,972	806,113
CareDx, Inc. *	24,111	545,150
CytomX Therapeutics, Inc. *	19,037	140,493
Flexion Therapeutics, Inc. *	13,025	178,508
G1 Therapeutics, Inc. *	10,584	241,104
Genomic Health, Inc. *	20,728	1,405,773
Global Blood Therapeutics, Inc. *(a)	18,508	898,008
Heron Therapeutics, Inc. *	26,221	485,088
Insmed, Inc. *	11,829	208,664
Iovance Biotherapeutics, Inc. *	8,487	154,463
Karyopharm Therapeutics, Inc. *	11,493	110,563
Ligand Pharmaceuticals, Inc. *	3,560	354,362
Madrigal Pharmaceuticals, Inc. *(a)	2,529	218,050
Mirati Therapeutics, Inc. *	2,397	186,750
Portola Pharmaceuticals, Inc. *	13,634	365,664
REGENXBIO, Inc. *(a)	7,878	280,457
Repligen Corp. *	34,149	2,618,887
Rigel Pharmaceuticals, Inc. *(a)	85,166	159,260
Spark Therapeutics, Inc. *	2,974	288,418
Ultragenyx Pharmaceutical, Inc. *(a)	11,999	513,317
Veracyte, Inc. *	18,167	436,008

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Y-mAbs Therapeutics, Inc. *	8,180	$213,171

		14,805,214

Building Products 1.6%
American Woodmark Corp. *	5,981	531,771
Armstrong World Industries, Inc.	5,731	554,188
JELD-WEN Holding, Inc. *	19,747	380,920
Patrick Industries, Inc. *	14,087	604,050
Trex Co., Inc. *	12,578	1,143,717

		3,214,646

Capital Markets 2.1%
Blucora, Inc. *	21,103	456,669
Evercore, Inc., Class A	8,946	716,575
Hamilton Lane, Inc., Class A	28,814	1,641,245
LPL Financial Holdings, Inc.	19,331	1,583,209

		4,397,698

Chemicals 1.1%
Ingevity Corp. *	15,402	1,306,706
Livent Corp. *	50,539	338,106
PolyOne Corp.	19,921	650,420

		2,295,232

Commercial Services & Supplies 2.3%
Casella Waste Systems, Inc., Class A *	39,087	1,678,396
Clean Harbors, Inc. *	22,812	1,761,086
IAA, Inc. *	13,025	543,533
MSA Safety, Inc.	7,518	820,289

		4,803,304

Communications Equipment 0.3%
Lumentum Holdings, Inc. *	13,210	707,528

Consumer Finance 0.6%
OneMain Holdings, Inc.	14,564	534,208
SLM Corp.	79,874	704,888

		1,239,096

Containers & Packaging 0.7%
Graphic Packaging Holding Co. (a)	93,416	1,377,886

Distributors 1.4%
Core-Mark Holding Co., Inc.	11,686	375,296
Pool Corp.	12,030	2,426,451

		2,801,747

Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc. *	14,601	2,226,652
Strategic Education, Inc.	11,575	1,572,811

		3,799,463

Diversified Telecommunication Services 0.1%
ORBCOMM, Inc. *(a)	49,484	235,544

Electrical Equipment 1.1%
AZZ, Inc.	11,766	512,527
EnerSys	10,614	699,887
Generac Holdings, Inc. *	13,116	1,027,508

		2,239,922

Electronic Equipment, Instruments & Components 1.6%
CTS Corp.	20,248	655,225
Itron, Inc. *	13,364	988,401
Novanta, Inc. *	12,322	1,006,954
Rogers Corp. *	4,212	575,823

		3,226,403

Energy Equipment & Services 0.1%
ProPetro Holding Corp. *	29,433	267,546

Entertainment 0.5%
Zynga, Inc., Class A *	180,377	1,049,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) 2.9%
Americold Realty Trust	15,085	$559,201
Columbia Property Trust, Inc.	24,637	521,073
CoreSite Realty Corp.	12,418	1,513,133
Corporate Office Properties Trust	18,776	559,149
First Industrial Realty Trust, Inc.	28,483	1,126,787
Independence Realty Trust, Inc.	14,205	203,274
Pebblebrook Hotel Trust	19,809	551,086
PS Business Parks, Inc.	5,110	929,765

		5,963,468

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	2,396	386,139
Grocery Outlet Holding Corp. *	12,695	440,263
Performance Food Group Co. *	25,758	1,185,126

		2,011,528

Food Products 3.0%
B&G Foods, Inc. (a)	12,264	231,912
Freshpet, Inc. *	41,774	2,079,092
Hostess Brands, Inc. *(a)	55,510	776,307
Nomad Foods Ltd. *	30,201	619,121
Post Holdings, Inc. *	8,949	947,162
Simply Good Foods Co. (The) *	54,429	1,577,897

		6,231,491

Health Care Equipment & Supplies 8.4%
AtriCure, Inc. *	20,090	501,045
Cardiovascular Systems, Inc. *	16,358	777,332
CryoPort, Inc. *	19,362	316,666
Glaukos Corp. *	7,963	497,767
Globus Medical, Inc., Class A *	20,117	1,028,381
Haemonetics Corp. *	15,566	1,963,495
ICU Medical, Inc. *	2,325	371,070
Insulet Corp. *(a)	20,971	3,458,747
Integer Holdings Corp. *	9,717	734,217
Integra LifeSciences Holdings Corp. *	13,474	809,383
iRhythm Technologies, Inc. *(a)	17,612	1,305,225
Masimo Corp. *	13,367	1,988,876
Novocure Ltd. *	11,149	833,722
OraSure Technologies, Inc. *	30,230	225,818
Penumbra, Inc. *(a)	6,986	939,547
Tandem Diabetes Care, Inc. *	19,007	1,121,033
Wright Medical Group NV *	28,122	580,157

		17,452,481

Health Care Providers & Services 2.1%
Addus HomeCare Corp. *	8,473	671,739
Amedisys, Inc. *	7,959	1,042,709
HealthEquity, Inc. *	9,066	518,076
LHC Group, Inc. *	6,530	741,547
Providence Service Corp. (The) *	5,980	355,571
R1 RCM, Inc. *	61,119	545,793
US Physical Therapy, Inc.	3,751	489,693

		4,365,128

Health Care Technology 2.9%
HMS Holdings Corp. *	29,445	1,014,822
Inspire Medical Systems, Inc. *	14,870	907,367
Omnicell, Inc. *	33,137	2,394,811
Teladoc Health, Inc. *	23,804	1,612,007

		5,929,007

Hotels, Restaurants & Leisure 3.1%
Choice Hotels International, Inc.	10,924	971,799
Dunkin’ Brands Group, Inc.	7,781	617,500
Marriott Vacations Worldwide Corp.	8,337	863,797
Planet Fitness, Inc., Class A *	23,360	1,351,843

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	29,480	$2,573,014

		6,377,953

Household Durables 1.1%
Roku, Inc. *	10,499	1,068,378
TopBuild Corp. *	13,075	1,260,822

		2,329,200

Insurance 2.3%
eHealth, Inc. *	11,830	790,126
James River Group Holdings Ltd.	19,961	1,022,802
Kemper Corp.	8,560	667,252
Kinsale Capital Group, Inc.	11,114	1,148,187
Primerica, Inc.	8,226	1,046,594

		4,674,961

Interactive Media & Services 0.2%
Cargurus, Inc. *	15,181	469,852

Internet & Direct Marketing Retail 0.7%
Etsy, Inc. *	27,589	1,558,779

IT Services 3.4%
CACI International, Inc., Class A *	4,077	942,847
Euronet Worldwide, Inc. *	9,783	1,431,253
LiveRamp Holdings, Inc. *	9,715	417,356
ManTech International Corp., Class A	21,582	1,541,170
MongoDB, Inc. *(a)	10,912	1,314,678
Science Applications International Corp.	15,702	1,371,570

		7,018,874

Leisure Products 0.5%
American Outdoor Brands Corp. *	47,147	275,810
YETI Holdings, Inc. *(a)	24,800	694,400

		970,210

Life Sciences Tools & Services 2.8%
10X Genomics, Inc., Class A *	5,458	275,083
Adaptive Biotechnologies Corp. *	3,919	121,097
Bio-Techne Corp.	11,629	2,275,447
Medpace Holdings, Inc. *	9,846	827,458
NanoString Technologies, Inc. *(a)	15,460	333,781
PRA Health Sciences, Inc. *	13,645	1,353,993
Syneos Health, Inc. *	11,714	623,302

		5,810,161

Machinery 5.9%
Altra Industrial Motion Corp.	21,594	598,046
Chart Industries, Inc. *	16,839	1,050,080
ITT, Inc.	36,421	2,228,601
John Bean Technologies Corp.	16,300	1,620,709
Kornit Digital Ltd. *	31,587	972,248
RBC Bearings, Inc. *(a)	13,879	2,302,665
Rexnord Corp. *	24,182	654,123
SPX Corp. *	14,782	591,428
SPX FLOW, Inc. *	12,627	498,261
Woodward, Inc.	15,564	1,678,266

		12,194,427

Media 0.8%
Cable One, Inc.	1,185	1,486,819
Cardlytics, Inc. *	5,271	176,684

		1,663,503

Multiline Retail 0.4%
Nordstrom, Inc.	13,594	457,710
Ollie’s Bargain Outlet Holdings, Inc. *	8,140	477,330

		935,040

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels 0.6%
Kosmos Energy Ltd.	62,606	$390,661
Matador Resources Co. *	36,328	600,502
PDC Energy, Inc. *	11,344	314,796

		1,305,959

Paper & Forest Products 0.5%
Boise Cascade Co.	17,575	572,769
Louisiana-Pacific Corp.	18,396	452,174

		1,024,943

Pharmaceuticals 1.2%
Aerie Pharmaceuticals, Inc. *(a)	11,752	225,873
Catalent, Inc. *	9,304	443,429
Cymabay Therapeutics, Inc. *	37,141	190,162
Intersect ENT, Inc. *	15,048	255,967
MyoKardia, Inc. *(a)	12,269	639,828
Reata Pharmaceuticals, Inc., Class A *	5,783	464,317
Revance Therapeutics, Inc. *(a)	21,474	279,162

		2,498,738

Professional Services 1.9%
ASGN, Inc. *	17,200	1,081,192
Exponent, Inc.	15,778	1,102,882
Huron Consulting Group, Inc. *	7,496	459,805
Insperity, Inc.	14,095	1,390,049

		4,033,928

Road & Rail 0.5%
Genesee & Wyoming, Inc., Class A *	5,026	555,423
Marten Transport Ltd.	19,782	411,070

		966,493

Semiconductors & Semiconductor Equipment 3.8%
Cirrus Logic, Inc. *	10,632	569,663
Cohu, Inc. (a)	36,743	496,214
Entegris, Inc.	23,631	1,112,075
FormFactor, Inc. *	42,252	787,788
Lattice Semiconductor Corp. *	68,933	1,260,440
MKS Instruments, Inc.	10,120	933,874
Monolithic Power Systems, Inc.	12,685	1,974,166
Silicon Laboratories, Inc. *	6,415	714,310

		7,848,530

Software 11.9%
8x8, Inc. *(a)	20,874	432,509
Alteryx, Inc., Class A *	12,023	1,291,631
Anaplan, Inc. *	25,432	1,195,304
Avalara, Inc. *	7,841	527,621
Blackbaud, Inc.	12,575	1,136,026
Cloudflare, Inc., Class A *	29,340	544,844
Coupa Software, Inc. *	16,942	2,195,175
Envestnet, Inc. *(a)	6,483	367,586
Everbridge, Inc. *(a)	9,644	595,131
Five9, Inc. *	20,689	1,111,827
ForeScout Technologies, Inc. *	20,289	769,359
Globant SA *	6,400	586,112
HubSpot, Inc. *	11,365	1,723,048
Instructure, Inc. *	10,033	388,678
Paylocity Holding Corp. *	21,631	2,110,753
Pegasystems, Inc.	10,329	702,888
PROS Holdings, Inc. *	9,604	572,398
Q2 Holdings, Inc. *	25,119	1,981,136
Rapid7, Inc. *	29,694	1,347,811
RingCentral, Inc., Class A *	15,895	1,997,366
SailPoint Technologies Holding, Inc. *	25,428	475,249
SVMK, Inc. *	31,684	541,796

Common Stocks (continued)
	Shares	Value

Software (continued)
Trade Desk, Inc. (The), Class A *	10,431	$1,956,334

		24,550,582

Specialty Retail 2.4%
Boot Barn Holdings, Inc. *	44,112	1,539,509
Caleres, Inc.	38,947	911,749
Five Below, Inc. *	3,854	485,989
Floor & Decor Holdings, Inc., Class A *	16,511	844,538
Foot Locker, Inc.	14,407	621,806
Urban Outfitters, Inc. *(a)	16,861	473,626

		4,877,217

Textiles, Apparel & Luxury Goods 2.2%
Canada Goose Holdings, Inc. *(a)	14,369	631,805
Carter’s, Inc. (a)	9,153	834,845
Oxford Industries, Inc. (a)	11,825	847,852
Steven Madden Ltd.	34,324	1,228,456
Wolverine World Wide, Inc.	39,180	1,107,227

		4,650,185

Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp.	69,712	876,977

Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc.	15,196	863,133

Total Common Stocks (cost $180,748,414)		200,802,233

Exchange Traded Fund 0.9%
	Shares	Value

Equity Fund 0.9%

iShares Russell 2000 Growth ETF(a)	9,757	1,880,466

Total Exchange Traded Fund (cost $1,991,095)		1,880,466

Repurchase Agreements 4.0%
	Principal Amount	Value

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $358,235, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $365,376. (b)	$358,212	358,212

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $3,042,543, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $3,060,000. (b)(c)	3,000,000	3,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $5,000,341, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $5,100,000. (b)	$5,000,000	$5,000,000

Total Repurchase Agreements (cost $8,358,212)		8,358,212

Total Investments (cost $191,097,721) — 102.0%		211,040,911

Liabilities in excess of other assets — (2.0)%		(4,104,301)

NET ASSETS — 100.0%		$206,936,610

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $12,957,544, which was collateralized by cash used to purchase repurchase agreements with a total value of $8,358,212 and by $4,912,416, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $13,270,628.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $8,358,212.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$200,802,233	$–	$–	$200,802,233
Exchange Traded Fund	1,880,466	–	–	1,880,466
Repurchase Agreements	–	8,358,212	–	8,358,212
Total	$202,682,699	$8,358,212	$–	$211,040,911

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 95.8%
	Shares	Value

Aerospace & Defense 1.6%
Hexcel Corp.	25,154	$2,065,898
Huntington Ingalls Industries, Inc.	2,075	439,464
Moog, Inc., Class A	8,775	711,828
Vectrus, Inc. *	34,300	1,394,295

		4,611,485

Air Freight & Logistics 1.3%
Echo Global Logistics, Inc. *	31,900	722,535
XPO Logistics, Inc. *	44,362	3,174,988

		3,897,523

Airlines 0.5%
SkyWest, Inc.	23,400	1,343,160

Auto Components 1.3%
Adient plc	37,500	861,000
Dana, Inc.	88,800	1,282,272
Dorman Products, Inc. *	19,810	1,575,687
Modine Manufacturing Co. *	6,400	72,768

		3,791,727

Banks 15.9%
1st Source Corp.	1,840	84,143
Amalgamated Bank, Class A	4,900	78,498
Ameris Bancorp	32,307	1,300,034
Bancorp, Inc. (The) *	99,700	987,030
Bank of Commerce Holdings	4,000	43,560
Bank of NT Butterfield & Son Ltd. (The)	17,300	512,772
Bank OZK	92,832	2,531,529
Banner Corp.	6,500	365,105
Berkshire Hills Bancorp, Inc.	32,700	957,783
Boston Private Financial Holdings, Inc.	79,300	924,241
Cathay General Bancorp	8,800	305,668
Central Valley Community Bancorp	4,200	85,470
Chemung Financial Corp.	1,000	42,000
Community Trust Bancorp, Inc.	6,757	287,713
ConnectOne Bancorp, Inc.	37,100	823,620
Customers Bancorp, Inc. *(a)	82,540	1,711,880
Eagle Bancorp, Inc. (a)	29,779	1,328,739
East West Bancorp, Inc.	6,322	280,001
Farmers National Banc Corp.	14,700	212,856
Financial Institutions, Inc.	23,100	697,158
First Bancorp/NC	6,300	226,170
First Bancorp/PR	238,300	2,378,234
First Business Financial Services, Inc.	9,000	216,720
First Citizens BancShares, Inc., Class A	1,000	471,550
First Commonwealth Financial Corp.	15,900	211,152
First Financial Corp.	3,800	165,186
First Hawaiian, Inc.	8,100	216,270
Flushing Financial Corp.	6,800	137,394
Franklin Financial Network, Inc.	2,400	72,504
Fulton Financial Corp.	28,600	462,748
Great Southern Bancorp, Inc.	9,600	546,720
Hancock Whitney Corp.	60,400	2,313,018
Hanmi Financial Corp.	68,990	1,295,632
Heartland Financial USA, Inc.	13,500	603,990
Heritage Commerce Corp.	8,900	104,619
Hilltop Holdings, Inc.	65,600	1,567,184
HomeTrust Bancshares, Inc.	5,100	132,957
IBERIABANK Corp.	34,700	2,621,238

Common Stocks (continued)
	Shares	Value

Banks (continued)
Independent Bank Corp./MI	22,700	$483,851
Investors Bancorp, Inc.	219,300	2,491,248
LCNB Corp.	8,300	147,242
Midland States Bancorp, Inc.	4,900	127,645
Northrim Bancorp, Inc.	4,100	162,647
OFG Bancorp	38,100	834,390
Old Second Bancorp, Inc.	16,400	200,408
Orrstown Financial Services, Inc.	8,600	188,340
Pacific Mercantile Bancorp *	15,400	115,654
Pacific Premier Bancorp, Inc.	30,800	960,652
PacWest Bancorp	7,746	281,490
Peoples Bancorp, Inc.	19,600	623,476
Premier Financial Bancorp, Inc.	2,973	51,046
Republic Bancorp, Inc., Class A	3,455	150,120
SB One Bancorp	10,100	227,856
Shore Bancshares, Inc.	3,900	60,099
Sierra Bancorp	5,600	148,736
Simmons First National Corp., Class A	5,942	147,956
Texas Capital Bancshares, Inc. *	38,250	2,090,363
TriCo Bancshares	35,500	1,288,650
TriState Capital Holdings, Inc. *	4,000	84,160
Umpqua Holdings Corp.	50,900	837,814
United Community Banks, Inc.	73,600	2,086,560
Veritex Holdings, Inc. (a)	46,405	1,126,017
West Bancorporation, Inc.	4,300	93,482
Western Alliance Bancorp (a)	50,916	2,346,209
Wintrust Financial Corp.	26,200	1,693,306

		46,352,503

Beverages 0.1%
National Beverage Corp.	7,883	349,690

Biotechnology 0.9%
Acceleron Pharma, Inc. *	9,600	379,296
Acorda Therapeutics, Inc. *	7,400	21,238
Akero Therapeutics, Inc. *	17,601	400,423
AMAG Pharmaceuticals, Inc. *	9,400	108,570
BioCryst Pharmaceuticals, Inc. *	58,200	166,743
Karyopharm Therapeutics, Inc. *(a)	41,100	395,382
Minerva Neurosciences, Inc. *	64,800	502,200
Scholar Rock Holding Corp. *	32,300	289,085
Spero Therapeutics, Inc. *	31,000	328,600

		2,591,537

Building Products 1.1%
American Woodmark Corp. *	17,784	1,581,175
Builders FirstSource, Inc. *	67,100	1,380,583
JELD-WEN Holding, Inc. *	6,800	131,172
Universal Forest Products, Inc.	1,000	39,880

		3,132,810

Capital Markets 1.3%
Artisan Partners Asset Management, Inc., Class A	39,169	1,106,132
BGC Partners, Inc., Class A	40,100	220,550
Brightsphere Investment Group, Inc.	103,600	1,026,676
Diamond Hill Investment Group, Inc.	6,752	932,654
Houlihan Lokey, Inc.	2,400	108,240
Pzena Investment Management, Inc., Class A	13,153	117,325
Stifel Financial Corp.	2,600	149,188

		3,660,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Chemicals 1.1%
AdvanSix, Inc. *	7,700	$198,044
FutureFuel Corp.	17,300	206,562
Koppers Holdings, Inc. *	5,800	169,418
Kraton Corp. *	21,500	694,235
Stepan Co.	4,502	436,964
Trinseo SA	31,800	1,365,810
Valhi, Inc.	26,800	50,920

		3,121,953

Commercial Services & Supplies 1.5%
ABM Industries, Inc. (a)	44,300	1,608,976
ACCO Brands Corp.	131,600	1,298,892
Kimball International, Inc., Class B	27,700	534,610
RR Donnelley & Sons Co. (a)	79,800	300,846
UniFirst Corp.	3,400	663,408
VSE Corp.	2,800	95,452

		4,502,184

Communications Equipment 0.8%
Ciena Corp. *	19,100	749,293
Lumentum Holdings, Inc. *	3,200	171,392
Plantronics, Inc. (a)	40,536	1,512,804

		2,433,489

Construction & Engineering 1.8%
Comfort Systems USA, Inc.	30,637	1,355,075
EMCOR Group, Inc.	24,500	2,109,940
Great Lakes Dredge & Dock Corp. *	141,200	1,475,540
Sterling Construction Co., Inc. *	30,400	399,760

		5,340,315

Consumer Finance 0.7%
Credit Acceptance Corp. *	4,382	2,021,460

Containers & Packaging 0.5%
Berry Global Group, Inc. *	33,245	1,305,531

Distributors 0.5%
Core-Mark Holding Co., Inc. (a)	24,500	786,817
LKQ Corp. *	16,762	527,165

		1,313,982

Diversified Consumer Services 0.9%
American Public Education, Inc. *	13,900	310,526
K12, Inc. *	38,000	1,003,200
Service Corp. International (a)	30,034	1,435,926

		2,749,652

Diversified Financial Services 0.1%
Marlin Business Services Corp.	6,700	168,773

Diversified Telecommunication Services 0.5%
GCI Liberty, Inc., Class A *(a)	22,036	1,367,775
IDT Corp., Class B *	2,200	23,166

		1,390,941

Electric Utilities 1.8%
IDACORP, Inc.	16,100	1,813,987
PNM Resources, Inc.	13,300	692,664
Portland General Electric Co.	41,600	2,344,992
Spark Energy, Inc., Class A	35,000	369,250

		5,220,893

Electrical Equipment 0.1%
Encore Wire Corp.	4,400	247,632

Electronic Equipment, Instruments & Components 2.8%
Anixter International, Inc. *	4,500	311,040
Benchmark Electronics, Inc.	31,075	903,040
Insight Enterprises, Inc. *	16,064	894,604
KEMET Corp.	35,300	641,754
Methode Electronics, Inc.	12,400	417,136

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Sanmina Corp. *	74,811	$2,402,181
Tech Data Corp. *	20,250	2,110,860
Vishay Intertechnology, Inc.	13,800	233,634
Vishay Precision Group, Inc. *	3,100	101,494

		8,015,743

Energy Equipment & Services 1.3%
Core Laboratories NV	32,724	1,525,593
Forum Energy Technologies, Inc. *	77,500	120,125
FTS International, Inc. *	78,500	175,840
Matrix Service Co. *	44,900	769,586
Nine Energy Service, Inc. *	33,150	204,535
Select Energy Services, Inc., Class A *	102,000	883,320

		3,678,999

Equity Real Estate Investment Trusts (REITs) 8.4%
Armada Hoffler Properties, Inc.	71,200	1,288,008
Ashford Hospitality Trust, Inc.	145,200	480,612
Braemar Hotels & Resorts, Inc.	53,200	499,548
Cedar Realty Trust, Inc.	18,100	54,300
City Office REIT, Inc.	70,895	1,020,179
CoreCivic, Inc.	92,700	1,601,856
CorePoint Lodging, Inc.	7,600	76,836
CoreSite Realty Corp.	1,900	231,515
Cousins Properties, Inc.	50,059	1,881,718
DiamondRock Hospitality Co.	133,800	1,371,450
Essential Properties Realty Trust, Inc.	6,600	151,206
First Industrial Realty Trust, Inc.	37,500	1,483,500
Front Yard Residential Corp.	10,400	120,224
GEO Group, Inc. (The)	66,600	1,154,844
Getty Realty Corp.	29,900	958,594
Gladstone Commercial Corp.	17,200	404,200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,100	848,265
Highwoods Properties, Inc.	11,400	512,316
Hudson Pacific Properties, Inc.	7,600	254,296
Jernigan Capital, Inc.	13,500	259,875
Kite Realty Group Trust	10,050	162,307
New Senior Investment Group, Inc.	132,100	882,428
Rexford Industrial Realty, Inc.	20,500	902,410
RLJ Lodging Trust	49,117	834,498
Ryman Hospitality Properties, Inc.	21,816	1,784,767
Saul Centers, Inc.	100	5,451
Senior Housing Properties Trust	36,800	340,584
Sun Communities, Inc.	4,100	608,645
Sunstone Hotel Investors, Inc.	73,274	1,006,785
Terreno Realty Corp.	6,100	311,649
Urban Edge Properties	49,700	983,563
Urstadt Biddle Properties, Inc., Class A	6,700	158,790
Xenia Hotels & Resorts, Inc.	80,051	1,690,677

		24,325,896

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	4,864	783,882
Grocery Outlet Holding Corp. *	9,400	325,992
Performance Food Group Co. *	20,761	955,214
SpartanNash Co.	53,500	632,905

		2,697,993

Food Products 0.6%
Fresh Del Monte Produce, Inc.	13,700	467,307
Post Holdings, Inc. *	4,359	461,356

Sanderson Farms, Inc.	5,075	768,000

		1,696,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Gas Utilities 1.4%
New Jersey Resources Corp.	15,000	$678,300
ONE Gas, Inc.	8,600	826,546
Southwest Gas Holdings, Inc.	19,800	1,802,592
Spire, Inc.	8,400	732,816

		4,040,254

Health Care Equipment & Supplies 0.4%
Globus Medical, Inc., Class A *	19,347	989,019
Lantheus Holdings, Inc. *	7,800	195,507

		1,184,526

Health Care Providers & Services 3.2%
American Renal Associates Holdings, Inc. *	17,100	108,072
Cross Country Healthcare, Inc. *	56,500	581,950
Encompass Health Corp.	33,071	2,092,733
Magellan Health, Inc. *	28,700	1,782,270
Molina Healthcare, Inc. *	26,155	2,869,726
Owens & Minor, Inc. (a)	180,400	1,048,124
Patterson Cos., Inc.	38,600	687,852
Triple-S Management Corp., Class B *	15,905	213,127

		9,383,854

Health Care Technology 0.1%
Computer Programs & Systems, Inc.	15,200	343,672

Hotels, Restaurants & Leisure 1.2%
Choice Hotels International, Inc. (a)	18,744	1,667,466
Dave & Buster’s Entertainment, Inc.	26,557	1,034,395
Monarch Casino & Resort, Inc. *	22,210	925,935

		3,627,796

Household Durables 2.8%
Bassett Furniture Industries, Inc.	9,300	142,290
Hamilton Beach Brands Holding Co., Class A	4,000	64,680
Helen of Troy Ltd. *	6,414	1,011,231
Hooker Furniture Corp. (a)	10,100	216,544
KB Home	27,000	918,000
LGI Homes, Inc. *(a)	31,762	2,646,410
Lifetime Brands, Inc.	22,800	201,780
Meritage Homes Corp. *	36,600	2,574,810
Taylor Morrison Home Corp. *	11,900	308,686

		8,084,431

Household Products 0.7%
Central Garden & Pet Co., Class A *	70,700	1,960,157

Independent Power and Renewable Electricity Producers 1.1%
Atlantic Power Corp. *	54,400	127,296
Clearway Energy, Inc., Class A	48,500	840,990
Clearway Energy, Inc., Class C	23,000	419,750
Vistra Energy Corp.	69,675	1,862,413

		3,250,449

Insurance 1.7%
American Equity Investment Life Holding Co.	39,000	943,800
FedNat Holding Co.	16,000	223,840
First American Financial Corp.	18,400	1,085,784
Heritage Insurance Holdings, Inc.	8,300	124,085
National General Holdings Corp.	5,300	122,006
Safety Insurance Group, Inc.	3,000	303,990
Third Point Reinsurance Ltd. *	16,894	168,771
Universal Insurance Holdings, Inc. (a)	64,381	1,930,786

		4,903,062

Common Stocks (continued)
	Shares	Value

Interactive Media & Services 0.1%
TripAdvisor, Inc. *	10,514	$406,682

Internet & Direct Marketing Retail 0.4%
Stamps.com, Inc. *	14,119	1,051,160

IT Services 2.3%
CACI International, Inc., Class A *	1,300	300,638
EVERTEC, Inc.	5,500	171,710
KBR, Inc.	104,600	2,566,884
MAXIMUS, Inc.	17,886	1,381,872
Perspecta, Inc.	74,100	1,935,492
Unisys Corp. *	29,200	216,956

		6,573,552

Life Sciences Tools & Services 1.1%
Charles River Laboratories International, Inc. *	16,982	2,247,908
PRA Health Sciences, Inc. *	9,088	901,802

		3,149,710

Machinery 4.0%
Alamo Group, Inc.	10,999	1,294,802
Commercial Vehicle Group, Inc. *	58,700	423,227
Douglas Dynamics, Inc.	41,661	1,856,831
Graham Corp.	5,000	99,300
Hurco Cos., Inc.	9,100	292,747
Hyster-Yale Materials Handling, Inc.	5,400	295,542
LB Foster Co., Class A *	4,300	93,181
Meritor, Inc. *	84,900	1,570,650
Middleby Corp. (The) *	17,422	2,036,632
Mueller Industries, Inc.	3,354	96,193
Toro Co. (The)	19,312	1,415,570
Wabash National Corp.	90,400	1,311,704
Woodward, Inc.	9,009	971,440

		11,757,819

Media 2.2%
EW Scripps Co. (The), Class A	9,900	131,472
Fluent, Inc. *	50,300	137,571
Gray Television, Inc. *	44,900	732,768
Liberty Latin America Ltd., Class A *	59,700	1,019,079
Meredith Corp.	7,500	274,950
National CineMedia, Inc.	17,100	140,220
Nexstar Media Group, Inc., Class A (a)	16,079	1,645,042
Sinclair Broadcast Group, Inc., Class A	33,700	1,440,338
TEGNA, Inc.	64,700	1,004,791

		6,526,231

Metals & Mining 0.8%
Cleveland-Cliffs, Inc.	10,800	77,976
Commercial Metals Co.	65,100	1,131,438
Ramaco Resources, Inc. *	18,013	67,279
Warrior Met Coal, Inc.	56,900	1,110,688

		2,387,381

Mortgage Real Estate Investment Trusts (REITs) 1.4%
AG Mortgage Investment Trust, Inc.	77,000	1,166,550
ARMOUR Residential REIT, Inc.	12,000	201,000
Invesco Mortgage Capital, Inc.	7,600	116,356
KKR Real Estate Finance Trust, Inc.	35,800	699,174
Ladder Capital Corp.	21,300	367,851
PennyMac Mortgage Investment Trust	20,400	453,492

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.	66,500	$1,091,265

		4,095,688

Multi-Utilities 0.3%
NorthWestern Corp.	6,600	495,330
Unitil Corp.	4,300	272,792

		768,122

Oil, Gas & Consumable Fuels 2.6%
Abraxas Petroleum Corp. *	196,400	99,673
Amplify Energy Corp. (a)	39,300	242,481
Arch Coal, Inc., Class A	16,400	1,216,880
CVR Energy, Inc.	21,200	933,436
Delek US Holdings, Inc.	44,500	1,615,350
Denbury Resources, Inc. *(a)	111,100	132,209
Evolution Petroleum Corp.	28,300	165,272
Gulfport Energy Corp. *(a)	164,500	445,795
Infinity Bio-energy Ltd. Reg. S *^¥	155,500	0
Par Pacific Holdings, Inc. *	13,900	317,754
Peabody Energy Corp.	6,400	94,208
Renewable Energy Group, Inc. *(a)	52,678	790,433
REX American Resources Corp. *	1,200	91,596
Southwestern Energy Co. *(a)	87,400	168,682
Texas Pacific Land Trust	626	406,631
W&T Offshore, Inc. *(a)	226,000	987,620

		7,708,020

Paper & Forest Products 1.2%
Boise Cascade Co.	33,100	1,078,729
Louisiana-Pacific Corp.	30,100	739,858
Schweitzer-Mauduit International, Inc.	43,700	1,636,128
Verso Corp., Class A *	4,400	54,472

		3,509,187

Pharmaceuticals 0.3%
Kala Pharmaceuticals, Inc. *(a)	54,400	206,992
Lannett Co., Inc. *	50,300	563,360
Zogenix, Inc. *	5,100	204,204

		974,556

Professional Services 1.5%
Acacia Research Corp. *	50,600	135,608
CBIZ, Inc. *	30,000	705,000
CRA International, Inc.	5,600	235,032
Heidrick & Struggles International, Inc.	8,700	237,510
Kelly Services, Inc., Class A	76,000	1,840,720
Korn Ferry	5,100	197,064
TrueBlue, Inc. *	42,600	898,860

		4,249,794

Real Estate Management & Development 1.1%
Colliers International Group, Inc. (a)	27,890	2,093,144
Jones Lang LaSalle, Inc.	7,430	1,033,216
Newmark Group, Inc., Class A	18,998	172,122

		3,298,482

Road & Rail 0.4%
ArcBest Corp.	35,800	1,090,110
Covenant Transportation Group, Inc., Class A *	5,100	83,844

		1,173,954

Semiconductors & Semiconductor Equipment 2.2%
Alpha & Omega Semiconductor Ltd. *	63,453	779,203
Amkor Technology, Inc. *	84,700	770,770
Cabot Microelectronics Corp.	5,402	762,816

Common Stocks (continued)
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd. *	45,324	$1,095,934
Photronics, Inc. *	47,900	521,152
Rambus, Inc. *	154,100	2,022,562
Ultra Clean Holdings, Inc. *(a)	24,100	352,704
Universal Display Corp.	1,255	210,715

		6,515,856

Software 2.3%
Avaya Holdings Corp. *	25,300	258,819
BlackBerry Ltd. *	52,534	275,804
Dropbox, Inc., Class A *	23,636	476,738
LogMeIn, Inc.	30,591	2,170,737
PTC, Inc. *	18,941	1,291,397
SolarWinds Corp. *	23,868	440,365
Talend SA, ADR *	12,032	408,847
Tyler Technologies, Inc. *	5,042	1,323,525

		6,646,232

Specialty Retail 2.3%
Abercrombie & Fitch Co., Class A	12,600	196,560
Barnes & Noble Education, Inc. *	134,400	419,328
Cato Corp. (The), Class A (a)	27,000	475,470
Citi Trends, Inc.	13,900	254,370
Hibbett Sports, Inc. *	69,300	1,586,970
Lithia Motors, Inc., Class A	3,800	503,044
Office Depot, Inc.	717,000	1,258,335
Rent-A-Center, Inc.	76,900	1,983,251

		6,677,328

Textiles, Apparel & Luxury Goods 0.7%
Culp, Inc.	5,800	94,540
Deckers Outdoor Corp. *	6,800	1,002,048
Steven Madden Ltd. (a)	26,186	937,197

		2,033,785

Thrifts & Mortgage Finance 4.9%
Axos Financial, Inc. *	96,273	2,661,948
Bridgewater Bancshares, Inc. *	12,792	152,737
Dime Community Bancshares, Inc.	23,900	511,699
Essent Group Ltd.	40,900	1,949,703
First Defiance Financial Corp.	9,800	283,857
Flagstar Bancorp, Inc.	20,300	758,205
FS Bancorp, Inc.	2,100	110,250
HomeStreet, Inc. *	10,500	286,860
Luther Burbank Corp.	24,000	271,920
Meta Financial Group, Inc.	3,100	101,091
MGIC Investment Corp.	112,900	1,420,282
PennyMac Financial Services, Inc. *	72,700	2,208,626
Radian Group, Inc.	71,800	1,639,912
Riverview Bancorp, Inc.	13,400	98,892
Territorial Bancorp, Inc.	1,600	45,728
United Community Financial Corp.	29,032	312,965
Walker & Dunlop, Inc. (a)	25,200	1,409,436
WSFS Financial Corp.	1,500	66,150

		14,290,261

Trading Companies & Distributors 2.7%
Aircastle Ltd.	36,000	807,480
Applied Industrial Technologies, Inc.	1,300	73,840
BMC Stock Holdings, Inc. *	42,700	1,117,886
DXP Enterprises, Inc. *	4,400	152,768
GMS, Inc. *	69,300	1,990,296
MRC Global, Inc. *	59,100	716,883
NOW, Inc. *	23,100	264,957
Rush Enterprises, Inc., Class A	25,400	979,932
Veritiv Corp. *	10,800	195,264

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Trading Companies & Distributors (continued)
Watsco, Inc.	9,401	$1,590,461

		7,889,767

Water Utilities 0.1%
Artesian Resources Corp., Class A	1,900	70,300
Consolidated Water Co. Ltd.	17,400	286,926

		357,226

Wireless Telecommunication Services 0.0%†
Spok Holdings, Inc.	3,500	41,790

Total Common Stocks (cost $278,022,045)		278,824,083

Repurchase Agreements 1.8%
	Principal Amount	Value

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $158,065, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $161,215. (b)	$158,054	158,054

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $2,028,362, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $2,040,000. (b)(c)	2,000,000	2,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $3,000,205, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $3,060,000. (b)	3,000,000	3,000,000

Total Repurchase Agreements (cost $5,158,054)		5,158,054

Total Investments (cost $283,180,099) — 97.6%		283,982,137

Other assets in excess of liabilities — 2.4%		7,062,649

NET ASSETS — 100.0%		$291,044,786

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $10,526,931, which was collateralized by cash used to purchase repurchase agreements with a total value of $5,158,054 and by $5,790,607, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $10,948,661.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $5,158,054.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Russell 2000 E-Mini Index	94	12/2019	USD	7,167,500	(272,108)

					(272,108)

At September 30, 2019, the Fund had $397,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,611,485	$–	$–	$4,611,485
Air Freight & Logistics	3,897,523	–	–	3,897,523
Airlines	1,343,160	–	–	1,343,160
Auto Components	3,791,727	–	–	3,791,727
Banks	46,352,503	–	–	46,352,503
Beverages	349,690	–	–	349,690
Biotechnology	2,591,537	–	–	2,591,537
Building Products	3,132,810	–	–	3,132,810
Capital Markets	3,660,765	–	–	3,660,765
Chemicals	3,121,953	–	–	3,121,953
Commercial Services & Supplies	4,502,184	–	–	4,502,184
Communications Equipment	2,433,489	–	–	2,433,489
Construction & Engineering	5,340,315	–	–	5,340,315
Consumer Finance	2,021,460	–	–	2,021,460
Containers & Packaging	1,305,531	–	–	1,305,531
Distributors	1,313,982	–	–	1,313,982
Diversified Consumer Services	2,749,652	–	–	2,749,652
Diversified Financial Services	168,773	–	–	168,773
Diversified Telecommunication Services	1,390,941	–	–	1,390,941
Electric Utilities	5,220,893	–	–	5,220,893
Electrical Equipment	247,632	–	–	247,632

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$8,015,743	$–	$–	$8,015,743
Energy Equipment & Services	3,678,999	–	–	3,678,999
Equity Real Estate Investment Trusts (REITs)	24,325,896	–	–	24,325,896
Food & Staples Retailing	2,697,993	–	–	2,697,993
Food Products	1,696,663	–	–	1,696,663
Gas Utilities	4,040,254	–	–	4,040,254
Health Care Equipment & Supplies	1,184,526	–	–	1,184,526
Health Care Providers & Services	9,383,854	–	–	9,383,854
Health Care Technology	343,672	–	–	343,672
Hotels, Restaurants & Leisure	3,627,796	–	–	3,627,796
Household Durables	8,084,431	–	–	8,084,431
Household Products	1,960,157	–	–	1,960,157
Independent Power and Renewable Electricity Producers	3,250,449	–	–	3,250,449
Insurance	4,903,062	–	–	4,903,062
Interactive Media & Services	406,682	–	–	406,682
Internet & Direct Marketing Retail	1,051,160	–	–	1,051,160
IT Services	6,573,552	–	–	6,573,552
Life Sciences Tools & Services	3,149,710	–	–	3,149,710
Machinery	11,757,819	–	–	11,757,819
Media	6,526,231	–	–	6,526,231
Metals & Mining	2,387,381	–	–	2,387,381
Mortgage Real Estate Investment Trusts (REITs)	4,095,688	–	–	4,095,688
Multi-Utilities	768,122	–	–	768,122
Oil, Gas & Consumable Fuels	7,708,020	–	–	7,708,020
Paper & Forest Products	3,509,187	–	–	3,509,187
Pharmaceuticals	974,556	–	–	974,556
Professional Services	4,249,794	–	–	4,249,794
Real Estate Management & Development	3,298,482	–	–	3,298,482
Road & Rail	1,173,954	–	–	1,173,954
Semiconductors & Semiconductor Equipment	6,515,856	–	–	6,515,856
Software	6,646,232	–	–	6,646,232
Specialty Retail	6,677,328	–	–	6,677,328
Textiles, Apparel & Luxury Goods	2,033,785	–	–	2,033,785
Thrifts & Mortgage Finance	14,290,261	–	–	14,290,261
Trading Companies & Distributors	7,889,767	–	–	7,889,767
Water Utilities	357,226	–	–	357,226
Wireless Telecommunication Services	41,790	–	–	41,790
Total Common Stocks	$278,824,083	$–	$–	$278,824,083
Repurchase Agreements	$–	$5,158,054	$–	$5,158,054
Total Assets	$278,824,083	$5,158,054	$–	$283,982,137
Liabilities:
Futures Contracts	$(272,108)	$–	$–	$(272,108)
Total Liabilities	$(272,108)	$–	$–	$(272,108)
Total	$278,551,975	$5,158,054	$–	$283,710,029

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2019, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(272,108)
Total		$(272,108)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 98.4%
	Shares	Value

ARGENTINA 0.2%
Software 0.2%
Globant SA *	6,062	$555,158

AUSTRALIA 0.0%†
Consumer Finance 0.0%†
Aet and D Holdings No. 1 Ltd. *^¥	106,305	0

BERMUDA 0.2%
Insurance 0.2%
Third Point Reinsurance Ltd. *	59,516	594,565

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-energy Ltd. Reg. S *^¥	94,500	0

		594,565

CANADA 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Canada Goose Holdings, Inc. *(a)	13,524	594,650

IRELAND 0.1%
Biotechnology 0.1%
Prothena Corp. plc *	48,378	379,284

ISRAEL 0.3%
Machinery 0.3%
Kornit Digital Ltd. *	29,840	918,475

PUERTO RICO 1.3%
Banks 1.2%
First Bancorp/PR	299,716	2,991,167
OFG Bancorp	2,876	62,984
Popular, Inc.	8,590	464,547

		3,518,698

Health Care Providers & Services 0.1%
Triple-S Management Corp., Class B *	31,746	425,396

		3,944,094

UNITED KINGDOM 0.2%
Food Products 0.2%
Nomad Foods Ltd. *	28,606	586,423

UNITED STATES 95.9%
Aerospace & Defense 2.1%
Aerojet Rocketdyne Holdings, Inc. *(a)	28,244	1,426,604
Ducommun, Inc. *	14,488	614,291
HEICO Corp. (a)	7,980	996,542
Hexcel Corp.	4,646	381,576
Kratos Defense & Security Solutions, Inc. *(a)	28,418	528,433
Mercury Systems, Inc. *	26,672	2,164,967

		6,112,413

Air Freight & Logistics 0.3%
Echo Global Logistics, Inc. *(a)	41,788	946,498

Auto Components 1.5%
Adient plc	14,137	324,586
American Axle & Manufacturing Holdings, Inc. *(a)	227,220	1,867,748
Cooper-Standard Holdings, Inc. *(a)	35,271	1,441,878
Modine Manufacturing Co. *	66,955	761,278
Shiloh Industries, Inc. *	5,425	22,460

		4,417,950

Banks 9.9%
1st Source Corp.	1,000	45,730
Atlantic Capital Bancshares, Inc. *	24,400	423,096

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Banks (continued)
BancFirst Corp.	22,760	$1,261,359
Bancorp, Inc. (The) *	81,720	809,028
Bank of Commerce Holdings	6,315	68,770
Bank of Marin Bancorp	8,190	339,803
BankFinancial Corp.	8,990	106,981
Banner Corp.	32,805	1,842,656
Baycom Corp. *	1,000	22,710
Capital City Bank Group, Inc.	7,587	208,263
CBTX, Inc.	8,127	226,581
Central Pacific Financial Corp.	64,239	1,824,388
Central Valley Community Bancorp	4,876	99,227
Chemung Financial Corp.	1,395	58,590
CIT Group, Inc.	13,300	602,623
Community Trust Bancorp, Inc.	12,640	538,211
East West Bancorp, Inc.	28,304	1,253,584
Enterprise Financial Services Corp.	29,719	1,211,049
FB Financial Corp.	11,962	449,173
Financial Institutions, Inc.	11,604	350,209
First Bancorp/NC	22,396	804,016
First Bancshares, Inc. (The)	3,542	114,407
First Business Financial Services, Inc.	7,903	190,304
First Financial Corp.	6,227	270,688
First Midwest Bancorp, Inc. (a)	77,828	1,516,089
Great Southern Bancorp, Inc.	8,010	456,170
Hancock Whitney Corp.	48,196	1,845,665
Heartland Financial USA, Inc.	6,600	295,284
Heritage Financial Corp. (a)	3,232	87,135
HomeTrust Bancshares, Inc.	12,387	322,929
IBERIABANK Corp.	25,258	1,907,988
Independent Bank Corp./MI	21,300	454,010
Lakeland Bancorp, Inc.	28,580	440,989
Mercantile Bank Corp.	700	22,960
Metropolitan Bank Holding Corp. *	4,824	189,728
MidWestOne Financial Group, Inc.	4,500	137,340
Nicolet Bankshares, Inc. *	7,668	510,459
Old Second Bancorp, Inc.	2,700	32,994
Opus Bank	24,531	534,040
Park National Corp. (a)	4,556	431,954
Peapack Gladstone Financial Corp. (a)	8,650	242,460
Peoples Bancorp, Inc.	3,900	124,059
Pinnacle Financial Partners, Inc.	9,697	550,305
QCR Holdings, Inc. (a)	14,167	538,063
Shore Bancshares, Inc.	6,786	104,572
Sierra Bancorp	3,626	96,307
TriCo Bancshares	53,085	1,926,985
UMB Financial Corp. (a)	25,622	1,654,669
WesBanco, Inc.	10,967	409,837
Wintrust Financial Corp.	18,400	1,189,192

		29,143,629

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A *(a)	974	354,614

Biotechnology 2.8%
Acorda Therapeutics, Inc. *(a)	206,823	593,582
Aduro Biotech, Inc. *	6,300	6,678
Agios Pharmaceuticals, Inc. *(a)	10,166	329,378
AMAG Pharmaceuticals, Inc. *(a)	58,202	672,233
Amicus Therapeutics, Inc. *(a)	36,758	294,799
Applied Genetic Technologies Corp. *	10,500	43,680

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Biotechnology (continued)
Aptinyx, Inc. *(a)	22,099	$77,126
BioCryst Pharmaceuticals, Inc. *(a)	126,184	361,517
CareDx, Inc. *(a)	22,774	514,920
Chimerix, Inc. *	89,945	211,371
Coherus Biosciences, Inc. *(a)	20,738	420,152
Cyclerion Therapeutics, Inc. *	3,844	46,589
Five Prime Therapeutics, Inc. *	21,283	82,472
Genomic Health, Inc. *	19,731	1,338,156
Global Blood Therapeutics, Inc. *(a)	9,078	440,465
ImmunoGen, Inc. *	20,000	48,400
Jounce Therapeutics, Inc. *	13,700	45,621
Kezar Life Sciences, Inc. *	4,800	15,744
Mersana Therapeutics, Inc. *	22,813	36,045
Minerva Neurosciences, Inc. *	1,064	8,246
Neon Therapeutics, Inc. *(a)	14,701	25,286
Repligen Corp. *(a)	28,625	2,195,250
Sutro Biopharma, Inc. *	2,230	20,271
Veracyte, Inc. *	17,094	410,256

		8,238,237

Building Products 1.0%
Apogee Enterprises, Inc.	6,500	253,435
Armstrong Flooring, Inc. *	60,252	385,010
Builders FirstSource, Inc. *	21,000	432,075
Lennox International, Inc. (a)	3,280	796,942
Resideo Technologies, Inc. *	2,700	38,745
Trex Co., Inc. *(a)	11,896	1,081,703

		2,987,910

Capital Markets 2.4%
Evercore, Inc., Class A	4,400	352,440
Hamilton Lane, Inc., Class A	26,693	1,520,433
Ladenburg Thalmann Financial Services, Inc.	46,629	110,511
LPL Financial Holdings, Inc.	18,359	1,503,602
Piper Jaffray Cos. (a)	16,479	1,243,835
Stifel Financial Corp.	16,551	949,696
Waddell & Reed Financial, Inc., Class A (a)	89,578	1,538,950

		7,219,467

Chemicals 3.8%
AdvanSix, Inc. *	41,434	1,065,682
Ashland Global Holdings, Inc.	12,600	970,830
CF Industries Holdings, Inc.	3,400	167,280
Element Solutions, Inc. *	12,900	131,322
Huntsman Corp.	15,000	348,900
Ingevity Corp. *	6,114	518,712
Innospec, Inc.	23,068	2,056,282
Koppers Holdings, Inc. *	7,766	226,845
Kraton Corp. *(a)	22,087	713,189
NewMarket Corp.	300	141,627
PolyOne Corp.	17,136	559,490
Stepan Co.	11,376	1,104,155
Trinseo SA	64,200	2,757,390
Valvoline, Inc.	24,500	539,735

		11,301,439

Commercial Services & Supplies 1.3%
Casella Waste Systems, Inc., Class A *	36,835	1,581,694
Clean Harbors, Inc. *	11,609	896,215
IAA, Inc. *	12,338	514,865

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Commercial Services & Supplies (continued)
Pitney Bowes, Inc. (a)	98,233	$448,925
RR Donnelley & Sons Co. (a)	148,680	560,524

		4,002,223

Communications Equipment 1.8%
ADTRAN, Inc. (a)	105,881	1,201,220
Calix, Inc. *(a)	53,070	339,117
Comtech Telecommunications Corp.	455	14,788
Digi International, Inc. *	50,606	689,254
EMCORE Corp. *	19,919	61,151
Harmonic, Inc. *(a)	219,732	1,445,836
Infinera Corp. *(a)	195,668	1,066,391
NetScout Systems, Inc. *(a)	22,012	507,597
Ribbon Communications, Inc. *	23,172	135,324

		5,460,678

Construction & Engineering 0.7%
AECOM *	9,200	345,552
Fluor Corp.	25,100	480,163
Great Lakes Dredge & Dock Corp. *	59,961	626,593
HC2 Holdings, Inc. *(a)	41,267	96,977
Sterling Construction Co., Inc. *	46,371	609,779

		2,159,064

Consumer Finance 0.4%
Elevate Credit, Inc. *	18,149	76,407
Enova International, Inc. *	21,629	448,802
Green Dot Corp., Class A *(a)	24,200	611,050
LendingClub Corp. *(a)	4,100	53,628

		1,189,887

Containers & Packaging 0.4%
Graphic Packaging Holding Co. (a)	42,660	629,235
Silgan Holdings, Inc.	16,354	491,192

		1,120,427

Distributors 0.8%
Pool Corp.	11,400	2,299,380

Diversified Consumer Services 2.5%
Adtalem Global Education, Inc. *	7,900	300,911
American Public Education, Inc. *	24,996	558,411
Bright Horizons Family Solutions, Inc. *	14,131	2,154,977
Graham Holdings Co., Class B	690	457,781
K12, Inc. *	61,697	1,628,800
Regis Corp. *(a)	38,858	785,709
Strategic Education, Inc. (a)	10,970	1,490,604

		7,377,193

Diversified Financial Services 0.2%
Marlin Business Services Corp.	1,977	49,801
Voya Financial, Inc.	11,800	642,392

		692,193

Electric Utilities 1.7%
ALLETE, Inc.	15,060	1,316,395
PNM Resources, Inc.	33,060	1,721,765
Portland General Electric Co.	35,300	1,989,860

		5,028,020

Electrical Equipment 0.2%
Bloom Energy Corp., Class A *(a)	24,100	78,325
Powell Industries, Inc.	14,889	582,904

		661,229

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Electronic Equipment, Instruments & Components 3.5%
Arlo Technologies, Inc. *	151,578	$516,881
Avnet, Inc.	14,500	645,033
Benchmark Electronics, Inc.	84,641	2,459,667
Daktronics, Inc.	50,777	374,988
Fitbit, Inc., Class A *(a)	214,925	818,864
Insight Enterprises, Inc. *(a)	25,491	1,419,594
Jabil, Inc.	23,400	837,018
Novanta, Inc. *	11,651	952,120
PC Connection, Inc.	1,626	63,251
ScanSource, Inc. *	1,455	44,450
Tech Data Corp. *(a)	20,340	2,120,242

		10,252,108

Energy Equipment & Services 0.7%
Exterran Corp. *	35,481	463,382
Gulf Island Fabrication, Inc. *	2,817	15,071
Keane Group, Inc. *(a)	20,415	123,715
Matrix Service Co. *	39,725	680,887
SEACOR Holdings, Inc. *(a)	15,984	752,366

		2,035,421

Entertainment 0.8%
Madison Square Garden Co. (The), Class A *	1,830	482,242
Rosetta Stone, Inc. *	45,947	799,478
Zynga, Inc., Class A *	171,267	996,773

		2,278,493

Equity Real Estate Investment Trusts (REITs) 4.8%
Alexander & Baldwin, Inc.	9,293	227,771
Americold Realty Trust	14,274	529,137
Braemar Hotels & Resorts, Inc.	5,078	47,682
Camden Property Trust	6,900	765,969
Chatham Lodging Trust	86,388	1,567,942
CorePoint Lodging, Inc.	85,779	867,226
CoreSite Realty Corp.	6,921	843,324
DiamondRock Hospitality Co.	190,491	1,952,533
Equity Commonwealth	11,200	383,600
First Industrial Realty Trust, Inc.	26,820	1,060,999
Franklin Street Properties Corp.	40,500	342,630
Getty Realty Corp.	11,624	372,665
Investors Real Estate Trust	10,137	756,930
Rayonier, Inc.	9,300	262,260
Retail Value, Inc.	11,712	433,812
SITE Centers Corp.	15,700	237,227
Sunstone Hotel Investors, Inc.	185,339	2,546,559
Terreno Realty Corp.	6,100	311,649
Xenia Hotels & Resorts, Inc.	29,234	617,422

		14,127,337

Food & Staples Retailing 0.2%
Grocery Outlet Holding Corp. *	11,885	412,172
SpartanNash Co.	21,065	249,199

		661,371

Food Products 1.8%
Fresh Del Monte Produce, Inc.	38,787	1,323,025
Freshpet, Inc. *	27,065	1,347,025
Post Holdings, Inc. *	6,053	640,650
Sanderson Farms, Inc.	3,680	556,894
Simply Good Foods Co. (The) *	51,213	1,484,664

		5,352,258

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Gas Utilities 2.4%
Northwest Natural Holding Co.	30,731	$2,192,350
ONE Gas, Inc.	19,355	1,860,209
Southwest Gas Holdings, Inc.	33,824	3,079,337

		7,131,896

Health Care Equipment & Supplies 4.6%
CryoPort, Inc. *(a)	18,316	299,558
Endologix, Inc. *	27,845	110,545
Glaukos Corp. *	7,542	471,450
Haemonetics Corp. *	6,272	791,150
Insulet Corp. *(a)	14,319	2,361,632
iRhythm Technologies, Inc. *(a)	13,721	1,016,863
LivaNova plc *	27,300	2,014,467
Masimo Corp. *	12,640	1,880,706
Novocure Ltd. *	10,503	785,414
Orthofix Medical, Inc. *	15,451	819,212
Penumbra, Inc. *(a)	6,636	892,476
RTI Surgical Holdings, Inc. *	1,800	5,130
Tandem Diabetes Care, Inc. *	9,175	541,142
Varex Imaging Corp. *	38,629	1,102,472
Wright Medical Group NV *(a)	26,643	549,645

		13,641,862

Health Care Providers & Services 1.7%
Addus HomeCare Corp. *	8,026	636,301
Amedisys, Inc. *	7,527	986,112
Cross Country Healthcare, Inc. *	53,410	550,123
HealthEquity, Inc. *	8,612	492,133
Magellan Health, Inc. *	23,751	1,474,938
Molina Healthcare, Inc. *	1,410	154,705
Owens & Minor, Inc. (a)	130,253	756,770

		5,051,082

Health Care Technology 2.0%
Allscripts Healthcare Solutions, Inc. *(a)	232,500	2,552,851
Computer Programs & Systems, Inc.	24,461	553,063
Inspire Medical Systems, Inc. *	14,106	860,748
Omnicell, Inc. *(a)	16,441	1,188,191
Teladoc Health, Inc. *(a)	13,310	901,353

		6,056,206

Hotels, Restaurants & Leisure 1.5%
Choice Hotels International, Inc. (a)	10,334	919,313
Fiesta Restaurant Group, Inc. *(a)	62,281	648,968
Planet Fitness, Inc., Class A *	22,012	1,273,834
Wingstop, Inc.	18,638	1,626,725

		4,468,840

Household Durables 0.7%
Bassett Furniture Industries, Inc.	1,416	21,665
CSS Industries, Inc.	10,067	39,966
GoPro, Inc., Class A *(a)	72,004	373,341
Hooker Furniture Corp. (a)	27,071	580,402
Roku, Inc. *	9,912	1,008,645

		2,024,019

Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	8,000	316,800

Insurance 4.5%
American Equity Investment Life Holding Co.	61,067	1,477,821
Argo Group International Holdings Ltd.	22,203	1,559,539
Donegal Group, Inc., Class A	4,400	64,504

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Insurance (continued)
eHealth, Inc. *(a)	11,183	$746,913
Employers Holdings, Inc. (a)	39,424	1,718,098
FedNat Holding Co.	6,779	94,838
Hallmark Financial Services, Inc. *	21,440	410,147
HCI Group, Inc.	12,100	508,684
Heritage Insurance Holdings, Inc.	102,373	1,530,476
Kemper Corp.	8,130	633,734
Kinsale Capital Group, Inc.	10,539	1,088,784
National General Holdings Corp.	34,956	804,687
Primerica, Inc.	7,952	1,011,733
Protective Insurance Corp., Class B	3,984	69,521
Reinsurance Group of America, Inc.	7,060	1,128,753
United Insurance Holdings Corp.	31,794	444,798

		13,293,030

Interactive Media & Services 0.4%
Care.com, Inc. *	9,900	103,455
Meet Group, Inc. (The) *(a)	123,822	405,517
TrueCar, Inc. *	163,398	555,553

		1,064,525

Internet & Direct Marketing Retail 0.5%
Etsy, Inc. *(a)	26,143	1,477,080

IT Services 2.3%
Euronet Worldwide, Inc. *	9,397	1,374,781
KBR, Inc.	94,405	2,316,700
ManTech International Corp., Class A	20,463	1,461,263
MongoDB, Inc. *(a)	10,330	1,244,558
Unisys Corp. *	71,343	530,078

		6,927,380

Leisure Products 0.4%
Nautilus, Inc. *	79,051	106,719
Vista Outdoor, Inc. *(a)	194,710	1,205,255

		1,311,974

Life Sciences Tools & Services 1.5%
10X Genomics, Inc., Class A *	5,167	260,417
Adaptive Biotechnologies Corp. *	3,755	116,030
Bio-Techne Corp.	11,034	2,159,022
Medpace Holdings, Inc. *	9,337	784,681
PRA Health Sciences, Inc. *	12,885	1,278,579

		4,598,729

Machinery 5.1%
AGCO Corp.	23,400	1,771,380
Chart Industries, Inc. *(a)	15,950	994,642
Commercial Vehicle Group, Inc. *	18,299	131,936
Hyster-Yale Materials Handling, Inc. (a)	14,313	783,350
ITT, Inc.	20,021	1,225,085
John Bean Technologies Corp.	5,128	509,877
LB Foster Co., Class A *	10,305	223,309
Manitowoc Co., Inc. (The) *	106,130	1,326,625
Navistar International Corp. *	39,700	1,115,967
Park-Ohio Holdings Corp.	7,500	223,950
RBC Bearings, Inc. *(a)	13,145	2,180,888
REV Group, Inc.	54,647	624,615
Spartan Motors, Inc.	28,460	390,471
SPX Corp. *	5,700	228,057
Terex Corp.	59,500	1,545,215
Titan International, Inc.	75,256	203,191

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Machinery (continued)
Woodward, Inc.	14,691	$1,584,131

		15,062,689

Media 1.0%
Cable One, Inc.	1,138	1,427,849
comScore, Inc. *(a)	85,300	162,923
Marchex, Inc., Class B *	19,723	61,930
Mode Media M-1 Escrow *^¥	2,754	0
Scholastic Corp.	29,146	1,100,553
Tribune Publishing Co.	10,700	91,806

		2,845,061

Metals & Mining 0.1%
Ryerson Holding Corp. *	8,800	75,064
Schnitzer Steel Industries, Inc., Class A (a)	13,635	281,699

		356,763

Multiline Retail 0.2%
JC Penney Co., Inc. *	241,983	215,099
Ollie’s Bargain Outlet Holdings, Inc. *(a)	7,727	453,111

		668,210

Multi-Utilities 0.6%
Avista Corp.	39,176	1,897,685

Oil, Gas & Consumable Fuels 2.8%
Amplify Energy Corp. (a)	20,338	125,485
Arch Coal, Inc., Class A (a)	29,700	2,203,740
Berry Petroleum Corp.	3,124	29,241
CONSOL Energy, Inc. *(a)	6,500	101,595
Matador Resources Co. *(a)	34,430	569,128
Par Pacific Holdings, Inc. *(a)	71,529	1,635,153
Peabody Energy Corp.	43,324	637,729
Talos Energy, Inc. *	38,125	775,081
World Fuel Services Corp.	56,189	2,244,189

		8,321,341

Paper & Forest Products 0.8%
Boise Cascade Co.	45,357	1,478,185
PH Glatfelter Co. (a)	47,336	728,501
Verso Corp., Class A *(a)	8,900	110,182

		2,316,868

Pharmaceuticals 0.7%
Akorn, Inc. *(a)	112,684	428,199
Assertio Therapeutics, Inc. *	164,442	210,486
Endo International plc *(a)	184,186	591,237
Intra-Cellular Therapies, Inc. *(a)	16,869	126,011
Lannett Co., Inc. *	22,406	250,947
Menlo Therapeutics, Inc. *	7,472	33,475
Osmotica Pharmaceuticals plc *	7,800	29,952
Revance Therapeutics, Inc. *(a)	25,915	336,895

		2,007,202

Professional Services 1.3%
Insperity, Inc.	5,402	532,745
Kelly Services, Inc., Class A	67,611	1,637,539
ManpowerGroup, Inc.	4,700	395,928
TrueBlue, Inc. *	62,369	1,315,986

		3,882,198

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA *	1,603	32,413
Consolidated-Tomoka Land Co.	7,385	484,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Real Estate Management & Development (continued)
Forestar Group, Inc. *	7,825	$143,041

		659,910

Road & Rail 0.5%
ArcBest Corp. (a)	46,620	1,419,579

Semiconductors & Semiconductor Equipment 3.9%
Cirrus Logic, Inc. *(a)	59,423	3,183,885
Kopin Corp. *	35,671	24,196
Lattice Semiconductor Corp. *	65,429	1,196,369
MKS Instruments, Inc.	9,590	884,965
Monolithic Power Systems, Inc.	11,960	1,861,335
NeoPhotonics Corp. *	29,800	181,482
Silicon Laboratories, Inc. *	6,076	676,563
Synaptics, Inc. *(a)	68,971	2,755,391
Veeco Instruments, Inc. *	66,261	773,928

		11,538,114

Software 5.6%
Alteryx, Inc., Class A *	11,342	1,218,471
Anaplan, Inc. *	24,045	1,130,115
Avalara, Inc. *	7,431	500,032
Cloudflare, Inc., Class A *	27,705	514,482
Coupa Software, Inc. *	16,135	2,090,611
Envestnet, Inc. *(a)	6,148	348,592
HubSpot, Inc. *	8,444	1,280,195
Paylocity Holding Corp. *	13,022	1,270,687
Q2 Holdings, Inc. *	16,306	1,286,054
QAD, Inc., Class A	1,400	64,652
Rapid7, Inc. *(a)	17,803	808,078
RingCentral, Inc., Class A *	15,088	1,895,957
Seachange International, Inc. *	34,670	99,850
Synchronoss Technologies, Inc. *(a)	75,280	406,512
Telenav, Inc. *	44,887	214,560
TiVo Corp.	197,983	1,507,641
Trade Desk, Inc. (The), Class A *	9,847	1,846,805

		16,483,294

Specialty Retail 1.6%
Aaron’s, Inc.	28,909	1,857,693
Boot Barn Holdings, Inc. *(a)	41,660	1,453,934
Container Store Group, Inc. (The) *	13,689	60,505
Murphy USA, Inc. *	15,800	1,347,740

		4,719,872

Technology Hardware, Storage & Peripherals 0.4%
Diebold Nixdorf, Inc. *	24,812	277,894
Intevac, Inc. *	9,356	49,025
Stratasys Ltd. *(a)	43,545	927,727

		1,254,646

Thrifts & Mortgage Finance 1.6%
Bridgewater Bancshares, Inc. *	2,013	24,035
First Defiance Financial Corp.	13,120	380,021
Flagstar Bancorp, Inc.	18,392	686,941
Home Bancorp, Inc.	1,500	58,485
Merchants Bancorp	10,957	181,229
Meridian Bancorp, Inc.	29,600	555,000
OP Bancorp	6,876	67,247
Riverview Bancorp, Inc.	5,600	41,328
Territorial Bancorp, Inc.	2,625	75,023
TrustCo Bank Corp.	113,689	926,565
United Community Financial Corp.	2,253	24,287

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	44,836	$1,658,484

		4,678,645

Trading Companies & Distributors 1.2%
Foundation Building Materials, Inc. *	33,171	513,819
Herc Holdings, Inc. *	40,366	1,877,422
MRC Global, Inc. *	35,099	425,751
Veritiv Corp. *	24,470	442,418
WESCO International, Inc. *	5,300	253,181

		3,512,591

		284,407,530

Total Common Stocks (cost $285,668,733)		291,980,179

Preferred Stock 0.0%†
	Shares	Value

UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., Series M-1*^¥	19,276	0

Total Preferred Stock (cost $100,042)		0

Corporate Bonds 0.0%†
	Principal Amount	Value

UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., 9.00%, 12/2/2014^¥	$42,256	0
Mode Media, Inc., 9.00%, 12/2/2014^¥	1,544	0

Total Corporate Bonds (cost $43,259)		0

Rights 0.0%†
	Number of Rights	Value

UNITED STATES 0.0%†
IT Services 0.0%†
BancTec, Inc., CVR *^¥	36,134	0

Total Rights (cost $–)		0

Repurchase Agreements 9.1%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $5,000,320, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $5,100,000.(b)	$5,000,000	5,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $8,123,171, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $8,285,105.(b)	$8,122,652	$8,122,652

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $3,042,543, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $3,060,000.(b)(c)	3,000,000	3,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $11,000,749, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $11,220,000.(b)	11,000,000	11,000,000

Total Repurchase Agreements (cost $27,122,652)		27,122,652

Total Investments (cost $312,934,686) — 107.5%		319,102,831

Liabilities in excess of other assets — (7.5)%		(22,131,520)

NET ASSETS — 100.0%		$296,971,311

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $49,809,981, which was collateralized by cash used to purchase repurchase agreements with a total value of $27,122,652 and by $23,915,428, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $51,038,080.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $27,122,652.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

CVR	Contingent Value Rights
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,112,413	$–	$–	$6,112,413
Air Freight & Logistics	946,498	–	–	946,498
Auto Components	4,417,950	–	–	4,417,950
Banks	32,662,327	–	–	32,662,327
Beverages	354,614	–	–	354,614
Biotechnology	8,617,521	–	–	8,617,521
Building Products	2,987,910	–	–	2,987,910
Capital Markets	7,219,467	–	–	7,219,467
Chemicals	11,301,439	–	–	11,301,439
Commercial Services & Supplies	4,002,223	–	–	4,002,223
Communications Equipment	5,460,678	–	–	5,460,678
Construction & Engineering	2,159,064	–	–	2,159,064
Consumer Finance	1,189,887	–	–	1,189,887
Containers & Packaging	1,120,427	–	–	1,120,427
Distributors	2,299,380	–	–	2,299,380
Diversified Consumer Services	7,377,193	–	–	7,377,193
Diversified Financial Services	692,193	–	–	692,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$5,028,020	$–	$–	$5,028,020
Electrical Equipment	661,229	–	–	661,229
Electronic Equipment, Instruments & Components	10,252,108	–	–	10,252,108
Energy Equipment & Services	2,035,421	–	–	2,035,421
Entertainment	2,278,493	–	–	2,278,493
Equity Real Estate Investment Trusts (REITs)	14,127,337	–	–	14,127,337
Food & Staples Retailing	661,371	–	–	661,371
Food Products	5,938,681	–	–	5,938,681
Gas Utilities	7,131,896	–	–	7,131,896
Health Care Equipment & Supplies	13,641,862	–	–	13,641,862
Health Care Providers & Services	5,476,478	–	–	5,476,478
Health Care Technology	6,056,206	–	–	6,056,206
Hotels, Restaurants & Leisure	4,468,840	–	–	4,468,840
Household Durables	2,024,019	–	–	2,024,019
Independent Power and Renewable Electricity Producers	316,800	–	–	316,800
Insurance	13,887,595	–	–	13,887,595
Interactive Media & Services	1,064,525	–	–	1,064,525
Internet & Direct Marketing Retail	1,477,080	–	–	1,477,080
IT Services	6,927,380	–	–	6,927,380
Leisure Products	1,311,974	–	–	1,311,974
Life Sciences Tools & Services	4,598,729	–	–	4,598,729
Machinery	15,981,164	–	–	15,981,164
Media	2,845,061	–	–	2,845,061
Metals & Mining	356,763	–	–	356,763
Multiline Retail	668,210	–	–	668,210
Multi-Utilities	1,897,685	–	–	1,897,685
Oil, Gas & Consumable Fuels	8,321,341	–	–	8,321,341
Paper & Forest Products	2,316,868	–	–	2,316,868
Pharmaceuticals	2,007,202	–	–	2,007,202
Professional Services	3,882,198	–	–	3,882,198
Real Estate Management & Development	659,910	–	–	659,910
Road & Rail	1,419,579	–	–	1,419,579
Semiconductors & Semiconductor Equipment	11,538,114	–	–	11,538,114
Software	17,038,452	–	–	17,038,452
Specialty Retail	4,719,872	–	–	4,719,872
Technology Hardware, Storage & Peripherals	1,254,646	–	–	1,254,646
Textiles, Apparel & Luxury Goods	594,650	–	–	594,650
Thrifts & Mortgage Finance	4,678,645	–	–	4,678,645
Trading Companies & Distributors	3,512,591	–	–	3,512,591
Total Common Stocks	$291,980,179	$–	$–	$291,980,179
Corporate Bonds	$–	$–	$–	$–
Preferred Stock	–	–	–	–
Repurchase Agreements	–	27,122,652	–	27,122,652
Rights	–	–	–	–
Total	$291,980,179	$27,122,652	$–	$319,102,831

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2019, the Fund held two corporate bond, three common stock, one preferred stock and one rights investments that were categorized as Level 3 investments and which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Nationwide Fund

Common Stocks 97.3%
	Shares	Value

Aerospace & Defense 1.4%
Boeing Co. (The)	1,746	$664,300
Curtiss-Wright Corp. (a)	13,210	1,708,978
General Dynamics Corp.	13,899	2,539,764
Lockheed Martin Corp.	5,918	2,308,375
Teledyne Technologies, Inc. *(a)	9,034	2,908,858

		10,130,275

Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	38,692	2,874,429

Airlines 0.4%
Southwest Airlines Co.	59,783	3,228,880

Banks 3.2%
Bank of Hawaii Corp. (a)	8,631	741,662
Bank OZK	4,839	131,960
Cullen/Frost Bankers, Inc. (a)	4,453	394,313
East West Bancorp, Inc.	22,573	999,758
JPMorgan Chase & Co.	58,018	6,828,139
M&T Bank Corp.	12,488	1,972,729
PNC Financial Services Group, Inc. (The)	2,127	298,120
SVB Financial Group *	13,243	2,767,125
US Bancorp	128,417	7,106,597
Wells Fargo & Co.	49,239	2,483,615

		23,724,018

Beverages 2.7%
Brown-Forman Corp., Class B	2,653	166,556
Coca-Cola Co. (The)	90,804	4,943,370
Constellation Brands, Inc., Class A (a)	5,726	1,186,885
Monster Beverage Corp. *	51,937	3,015,462
PepsiCo, Inc.	79,703	10,927,281

		20,239,554

Biotechnology 0.7%
Alkermes plc *	15,737	307,029
Biogen, Inc. *	19,933	4,640,801
Vertex Pharmaceuticals, Inc. *	718	121,643

		5,069,473

Capital Markets 2.9%
Ameriprise Financial, Inc.	6,668	980,863
BlackRock, Inc.	3,382	1,507,154
Cboe Global Markets, Inc.	13,143	1,510,262
CME Group, Inc.	50,409	10,653,438
MarketAxess Holdings, Inc.	8,149	2,668,798
SEI Investments Co.	27,358	1,621,098
T. Rowe Price Group, Inc.	22,170	2,532,923

		21,474,536

Chemicals 2.5%
Air Products & Chemicals, Inc.	4,353	965,757
Chemours Co. (The) (a)	8,994	134,370
Ecolab, Inc.	47,967	9,499,385
Linde plc	22,560	4,370,323
NewMarket Corp. (a)	1,350	637,321
PPG Industries, Inc.	19,121	2,266,030
Sherwin-Williams Co. (The)	1,646	905,086

		18,778,272

Commercial Services & Supplies 2.4%
ADT, Inc. (a)	30,884	193,643
Copart, Inc. *	15,158	1,217,642
Republic Services, Inc.	48,094	4,162,536
Rollins, Inc. (a)	89,117	3,036,216
Waste Management, Inc.	78,320	9,006,800

		17,616,837

Communications Equipment 2.0%
Cisco Systems, Inc.	189,503	9,363,343

Common Stocks (continued)
	Shares	Value

Communications Equipment (continued)
CommScope Holding Co., Inc. *(a)	75,892	$892,490
F5 Networks, Inc. *	31,420	4,411,996

		14,667,829

Construction & Engineering 0.1%
Fluor Corp.	37,185	711,349

Consumer Finance 1.2%
American Express Co.	5,511	651,841
Credit Acceptance Corp. *	5,342	2,464,318
Discover Financial Services	72,035	5,841,318

		8,957,477

Distributors 0.5%
Pool Corp. (a)	18,071	3,644,921

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	59,316	3,580,314

Electric Utilities 6.1%
Alliant Energy Corp.	5,271	284,265
American Electric Power Co., Inc.	76,162	7,135,618
Duke Energy Corp.	43,285	4,149,300
Evergy, Inc. (a)	67,166	4,470,569
Eversource Energy (a)	42,108	3,598,971
NextEra Energy, Inc.	49,339	11,495,493
OGE Energy Corp.	4,229	191,912
Pinnacle West Capital Corp.	94,573	9,180,201
Xcel Energy, Inc. (a)	76,481	4,962,852

		45,469,181

Electrical Equipment 0.7%
Eaton Corp. plc	40,024	3,327,996
Emerson Electric Co.	8,211	548,987
Rockwell Automation, Inc.	9,586	1,579,773

		5,456,756

Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	4,613	445,155
Cognex Corp. (a)	31,855	1,565,036
Dolby Laboratories, Inc., Class A	12,627	816,209
National Instruments Corp.	33,319	1,399,065

		4,225,465

Energy Equipment & Services 0.7%
Schlumberger Ltd.	145,217	4,962,065
Transocean Ltd. *(a)	93,356	417,301

		5,379,366

Entertainment 0.5%
Spotify Technology SA *	3,475	396,150
Walt Disney Co. (The)	28,194	3,674,242

		4,070,392

Food & Staples Retailing 3.5%
Casey’s General Stores, Inc.	3,425	551,973
Costco Wholesale Corp.	22,693	6,538,080
Sysco Corp.	101,622	8,068,787
Walmart, Inc.	90,774	10,773,058

		25,931,898

Food Products 3.4%
Flowers Foods, Inc.	93,811	2,169,848
Hershey Co. (The)	14,537	2,253,090
Hormel Foods Corp. (a)	120,237	5,257,964
Ingredion, Inc.	23,419	1,914,269
Kraft Heinz Co. (The)	115,252	3,219,565
Lamb Weston Holdings, Inc. (a)	41,302	3,003,481
McCormick & Co., Inc. (Non-Voting)	11,409	1,783,227
Mondelez International, Inc., Class A	95,057	5,258,553
Pilgrim’s Pride Corp. *	7,838	251,169

		25,111,166

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)
	Shares	Value

Gas Utilities 1.1%
Atmos Energy Corp.	40,099	$4,566,875
UGI Corp.	68,903	3,463,754

		8,030,629

Health Care Equipment & Supplies 3.0%
Abbott Laboratories	86,237	7,215,450
ABIOMED, Inc. *	5,618	999,386
Align Technology, Inc. *	409	73,996
Baxter International, Inc.	56,271	4,922,024
Danaher Corp.	4,717	681,276
Edwards Lifesciences Corp. *	817	179,667
IDEXX Laboratories, Inc. *	6,903	1,877,133
Intuitive Surgical, Inc. *	12,532	6,766,403

		22,715,335

Health Care Providers & Services 2.7%
Anthem, Inc.	10,449	2,508,805
Chemed Corp.	3,860	1,611,820
Henry Schein, Inc. *(a)	71,722	4,554,347
Humana, Inc.	8,171	2,089,080
MEDNAX, Inc. *	14,060	318,037
UnitedHealth Group, Inc.	40,583	8,819,497

		19,901,586

Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	26,193	3,096,537
Las Vegas Sands Corp.	24,669	1,424,881
McDonald’s Corp.	23,166	4,973,972
Starbucks Corp.	60,234	5,325,890
Yum! Brands, Inc.	32,660	3,704,624

		18,525,904

Household Durables 0.1%
Garmin Ltd.	11,527	976,222

Household Products 1.9%
Colgate-Palmolive Co.	45,643	3,355,217
Procter & Gamble Co. (The)	89,665	11,152,533

		14,507,750

Industrial Conglomerates 1.3%
3M Co.	25,461	4,185,788
Honeywell International, Inc.	33,390	5,649,588

		9,835,376

Insurance 8.4%
Alleghany Corp. *	1,138	907,851
Allstate Corp. (The)	66,724	7,251,564
American Financial Group, Inc.	30,671	3,307,867
Aon plc	836	161,824
Arch Capital Group Ltd. *	10,013	420,346
Assured Guaranty Ltd.	26,247	1,166,942
Axis Capital Holdings Ltd.	31,533	2,103,882
Chubb Ltd.	55,174	8,907,291
Everest Re Group Ltd.	19,500	5,188,755
Fidelity National Financial, Inc.	86,382	3,836,225
First American Financial Corp.	2,739	161,628
Lincoln National Corp.	30,562	1,843,500
Markel Corp. *	1,291	1,525,833
Marsh & McLennan Cos., Inc.	38,056	3,807,503
Progressive Corp. (The)	122,868	9,491,553
Prudential Financial, Inc.	1,514	136,184
RenaissanceRe Holdings Ltd.	11,219	2,170,316
Travelers Cos., Inc. (The)	48,318	7,184,403
WR Berkley Corp.	39,323	2,840,300

		62,413,767

Common Stocks (continued)
	Shares	Value

Interactive Media & Services 2.4%
Alphabet, Inc., Class A *	8,848	$10,804,647
Facebook, Inc., Class A *	39,846	7,095,775

		17,900,422

Internet & Direct Marketing Retail 0.9%
Amazon.com, Inc. *	1,957	3,397,176
Booking Holdings, Inc. *	1,732	3,399,240

		6,796,416

IT Services 6.8%
Accenture plc, Class A	52,156	10,032,207
Akamai Technologies, Inc. *	40,058	3,660,500
Amdocs Ltd.	32,379	2,140,576
Automatic Data Processing, Inc.	13,213	2,132,842
Broadridge Financial Solutions, Inc.	2,776	345,418
Fidelity National Information Services, Inc.	26,370	3,500,881
Jack Henry & Associates, Inc.	14,105	2,058,907
Mastercard, Inc., Class A	39,288	10,669,442
Paychex, Inc.	55,526	4,595,887
VeriSign, Inc. *	7,767	1,465,089
Visa, Inc., Class A (a)	60,720	10,444,447

		51,046,196

Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	12,308	943,162
Bio-Techne Corp. (a)	1,164	227,760
Illumina, Inc. *	3,686	1,121,355
Mettler-Toledo International, Inc. *	5,348	3,767,131
Thermo Fisher Scientific, Inc.	20,944	6,100,359
Waters Corp. *	6,198	1,383,579

		13,543,346

Machinery 0.9%
IDEX Corp.	7,454	1,221,562
Illinois Tool Works, Inc. (a)	22,473	3,516,800
Ingersoll-Rand plc	9,511	1,171,850
Nordson Corp. (a)	1,097	160,447
Xylem, Inc.	10,865	865,071

		6,935,730

Media 0.1%
Comcast Corp., Class A	11,921	537,399

Metals & Mining 0.2%
Royal Gold, Inc. (a)	10,029	1,235,673

Multi-Utilities 4.8%
Ameren Corp.	135,324	10,832,686
CMS Energy Corp.	1,767	113,000
Consolidated Edison, Inc.	55,377	5,231,465
Dominion Energy, Inc.	51,756	4,194,306
DTE Energy Co. (a)	41,890	5,569,695
Public Service Enterprise Group, Inc.	75,478	4,685,674
WEC Energy Group, Inc.	59,197	5,629,635

		36,256,461

Oil, Gas & Consumable Fuels 1.6%
Antero Resources Corp. *(a)	143,348	432,911
Centennial Resource Development, Inc., Class A *	105,990	478,545
Chesapeake Energy Corp. *(a)	856,047	1,207,026
Chevron Corp.	12,784	1,516,183
EOG Resources, Inc.	29,351	2,178,431
Exxon Mobil Corp.	45,718	3,228,148
Phillips 66	16,671	1,707,111
Range Resources Corp. (a)	187,432	715,990

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	2,872	$244,809

		11,709,154

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	25,660	5,105,057

Pharmaceuticals 4.0%
Eli Lilly & Co.	36,123	4,039,635
Johnson & Johnson	77,046	9,968,211
Merck & Co., Inc.	92,218	7,762,911
Mylan NV *	86,227	1,705,570
Pfizer, Inc.	133,250	4,787,673
Zoetis, Inc.	15,841	1,973,630

		30,237,630

Professional Services 0.9%
CoStar Group, Inc. *	5,938	3,522,422
Robert Half International, Inc. (a)	58,767	3,270,971

		6,793,393

Road & Rail 0.5%
Landstar System, Inc. (a)	21,958	2,472,032
Old Dominion Freight Line, Inc. (a)	7,190	1,222,084

		3,694,116

Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc.	3,981	1,099,035
Maxim Integrated Products, Inc.	1,583	91,671
Skyworks Solutions, Inc. (a)	8,529	675,923
Texas Instruments, Inc.	64,847	8,380,826
Xilinx, Inc.	24,623	2,361,346

		12,608,801

Software 5.0%
2U, Inc. *	7,437	121,074
Adobe, Inc. *	37,383	10,327,054
ANSYS, Inc. *	2,126	470,611
Dropbox, Inc., Class A *	59,470	1,199,510
Fortinet, Inc. *	38,282	2,938,526
Intuit, Inc.	30,201	8,031,654
Manhattan Associates, Inc. *	895	72,200
Microsoft Corp.	78,980	10,980,590
Nutanix, Inc., Class A *(a)	11,532	302,715
Oracle Corp.	53,034	2,918,461

		37,362,395

Specialty Retail 2.8%
Best Buy Co., Inc.	2,239	154,469
Home Depot, Inc. (The)	47,780	11,085,916
Lowe’s Cos., Inc.	46,014	5,059,699
Ross Stores, Inc.	24,145	2,652,328
TJX Cos., Inc. (The)	37,352	2,082,000

		21,034,412

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	30,967	6,935,679

Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd. *	52,707	1,747,764
Lululemon Athletica, Inc. *(a)	36,211	6,971,704
NIKE, Inc., Class B	53,015	4,979,169

		13,698,637

Thrifts & Mortgage Finance 0.0%†
TFS Financial Corp. (a)	15,133	272,697

Tobacco 0.8%
Altria Group, Inc.	86,811	3,550,570

Common Stocks (continued)
	Shares	Value

Tobacco (continued)
Philip Morris International, Inc.	36,771	$2,792,022

		6,342,592

Water Utilities 1.3%
American Water Works Co., Inc.	66,110	8,212,845
Aqua America, Inc. (a)	33,374	1,496,157

		9,709,002

Wireless Telecommunication Services 0.0%†
T-Mobile US, Inc. *	2,290	180,383

Total Common Stocks (cost $549,575,697)		727,184,548

Repurchase Agreements 2.4%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $3,000,192, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $3,060,000. (b)	$3,000,000	3,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $7,810,894, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $7,966,603. (b)	7,810,395	7,810,395

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $2,028,362, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $2,040,000. (b)(c)	2,000,000	2,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $5,000,341, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $5,100,000. (b)	5,000,000	5,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

Repurchase Agreements (continued)
Value

Total Repurchase Agreements (cost $17,810,395)	$17,810,395

Total Investments (cost $567,386,092) — 99.7%	744,994,943

Other assets in excess of liabilities — 0.3%	2,076,615

NET ASSETS — 100.0%	$747,071,558

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $49,151,511, which was collateralized by cash used to purchase repurchase agreements with a total value of $17,810,395 and by $32,638,949, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $50,449,344.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $17,810,395.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

Futures contracts outstanding as of September 30, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	101	12/2019	USD	15,041,425	(159,222)

					(159,222)

At September 30, 2019 the Fund had $699,930 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$727,184,548	$–	$–	$727,184,548
Repurchase Agreements	–	17,810,395	–	17,810,395
Total Assets	$727,184,548	$17,810,395	$–	$744,994,943
Liabilities:
Futures Contracts	$(159,222)	$–	$–	$(159,222)
Total Liabilities	$(159,222)	$–	$–	$(159,222)
Total	$727,025,326	$17,810,395	$–	$744,835,721

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). In response to purchases and redemptions of the Fund’s shares, the Fund’s subadviser may use equity index futures, which are derivatives, to obtain efficient investment exposure as a substitute for taking a position in equity securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (159,222)
Total		$ (159,222)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.1%
	Shares	Value

Equity Real Estate Investment Trusts (REITs) 93.7%
Acadia Realty Trust	46,589	$1,331,514
Agree Realty Corp.	50,870	3,721,141
Alexandria Real Estate Equities, Inc.	93,409	14,388,722
American Assets Trust, Inc.	126,241	5,900,504
American Tower Corp.	50,220	11,105,149
Americold Realty Trust	137,000	5,078,590
Boston Properties, Inc.	83,923	10,881,456
Brixmor Property Group, Inc.	461,637	9,366,615
Camden Property Trust	101,243	11,238,986
Community Healthcare Trust, Inc.	99,837	4,447,738
Corporate Office Properties Trust	94,377	2,810,547
Crown Castle International Corp.	43,605	6,061,531
Douglas Emmett, Inc.	203,724	8,725,499
Equinix, Inc.	26,125	15,068,900
Equity LifeStyle Properties, Inc.	56,000	7,481,600
Essential Properties Realty Trust, Inc.	112,026	2,566,516
Essex Property Trust, Inc.	35,556	11,614,367
Extra Space Storage, Inc.	70,821	8,273,309
HCP, Inc.	416,511	14,840,287
Hudson Pacific Properties, Inc.	179,053	5,991,113
Medical Properties Trust, Inc.	199,806	3,908,205
NexPoint Residential Trust, Inc.	133,450	6,240,122
Prologis, Inc.	206,738	17,618,212
PS Business Parks, Inc.	20,356	3,703,774
Public Storage	52,295	12,826,395
Retail Value, Inc.	113,530	4,205,151
Rexford Industrial Realty, Inc.	199,082	8,763,590
Simon Property Group, Inc.	88,777	13,818,140
STORE Capital Corp.	199,517	7,463,931
Sun Communities, Inc.	56,916	8,449,180
Taubman Centers, Inc.	120,563	4,922,587
UDR, Inc.	208,099	10,088,640
VICI Properties, Inc.	192,434	4,358,630
Xenia Hotels & Resorts, Inc.	293,537	6,199,502

		273,460,143

Hotels, Restaurants & Leisure 3.6%
Hyatt Hotels Corp., Class A	66,671	4,911,653
Marriott International, Inc., Class A	15,988	1,988,427
Vail Resorts, Inc.	15,401	3,504,651

		10,404,731

IT Services 1.0%
InterXion Holding NV *	36,348	2,960,908

Real Estate Management & Development 0.8%
Kennedy-Wilson Holdings, Inc.	101,328	2,221,110

Total Investments (cost $237,911,972) — 99.1%		289,046,892

Other assets in excess of liabilities — 0.9%		2,749,101

NET ASSETS — 100.0%		$291,795,993

*	Denotes a non-income producing security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.4%
	Shares	Value

Aerospace & Defense 2.7%
Arconic, Inc.	62,647	$1,628,822
Boeing Co. (The)	82,933	31,553,519
General Dynamics Corp.	36,297	6,632,551
Huntington Ingalls Industries, Inc. (a)	6,452	1,366,469
L3Harris Technologies, Inc.	34,346	7,165,949
Lockheed Martin Corp.	38,553	15,037,983
Northrop Grumman Corp.	24,412	9,149,373
Raytheon Co.	43,123	8,460,301
Textron, Inc. (a)	36,181	1,771,422
TransDigm Group, Inc. (a)	7,575	3,944,075
United Technologies Corp.	125,578	17,143,909

		103,854,373

Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. (a)	21,261	1,802,508
Expeditors International of Washington, Inc.	26,670	1,981,314
FedEx Corp.	37,026	5,389,875
United Parcel Service, Inc., Class B	107,990	12,939,362

		22,113,059

Airlines 0.4%
Alaska Air Group, Inc.	19,127	1,241,533
American Airlines Group, Inc. (a)	62,090	1,674,567
Delta Air Lines, Inc.	89,775	5,171,040
Southwest Airlines Co.	75,669	4,086,883
United Airlines Holdings, Inc. *	34,219	3,025,302

		15,199,325

Auto Components 0.1%
Aptiv plc	40,399	3,531,681
BorgWarner, Inc.	32,268	1,183,590

		4,715,271

Automobiles 0.4%
Ford Motor Co.	606,684	5,557,226
General Motors Co.	194,915	7,305,414
Harley-Davidson, Inc. (a)	25,270	908,962

		13,771,602

Banks 5.4%
Bank of America Corp.	1,299,662	37,911,141
BB&T Corp.	118,578	6,328,508
Citigroup, Inc.	350,465	24,210,122
Citizens Financial Group, Inc.	71,525	2,529,839
Comerica, Inc.	23,867	1,574,983
Fifth Third Bancorp	112,576	3,082,331
First Republic Bank (a)	25,600	2,475,520
Huntington Bancshares, Inc.	161,390	2,303,035
JPMorgan Chase & Co.	496,051	58,380,242
KeyCorp	156,723	2,795,938
M&T Bank Corp.	21,299	3,364,603
People’s United Financial, Inc. (a)	60,683	948,779
PNC Financial Services Group, Inc. (The)	69,077	9,681,832
Regions Financial Corp.	157,996	2,499,497
SunTrust Banks, Inc.	68,872	4,738,394
SVB Financial Group *	8,091	1,690,615
US Bancorp	222,468	12,311,379
Wells Fargo & Co.	622,034	31,375,395
Zions Bancorp NA (a)	28,921	1,287,563

		209,489,716

Common Stocks (continued)
	Shares	Value

Beverages 1.9%
Brown-Forman Corp., Class B (a)	28,237	$1,772,719
Coca-Cola Co. (The)	597,036	32,502,640
Constellation Brands, Inc., Class A	25,887	5,365,857
Molson Coors Brewing Co., Class B	28,931	1,663,532
Monster Beverage Corp. *	60,794	3,529,700
PepsiCo, Inc.	217,027	29,754,402

		74,588,850

Biotechnology 2.1%
AbbVie, Inc. (a)	228,872	17,330,188
Alexion Pharmaceuticals, Inc. *	34,716	3,400,085
Amgen, Inc.	93,036	18,003,397
Biogen, Inc. *	28,615	6,662,144
Celgene Corp. *	109,187	10,842,269
Gilead Sciences, Inc.	196,648	12,463,550
Incyte Corp. *	27,390	2,033,160
Regeneron Pharmaceuticals, Inc. *	12,178	3,378,177
Vertex Pharmaceuticals, Inc. *	39,652	6,717,842

		80,830,812

Building Products 0.3%
Allegion plc (a)	14,675	1,521,064
AO Smith Corp.	22,330	1,065,364
Fortune Brands Home & Security, Inc.	21,835	1,194,375
Johnson Controls International plc	123,201	5,407,292
Masco Corp.	45,403	1,892,397

		11,080,492

Capital Markets 2.7%
Affiliated Managers Group, Inc. (a)	8,174	681,303
Ameriprise Financial, Inc.	20,731	3,049,530
Bank of New York Mellon Corp. (The)	133,081	6,016,592
BlackRock, Inc.	18,421	8,209,134
Cboe Global Markets, Inc.	17,428	2,002,652
Charles Schwab Corp. (The)	180,486	7,549,729
CME Group, Inc.	55,420	11,712,463
E*TRADE Financial Corp.	38,267	1,671,885
Franklin Resources, Inc. (a)	45,911	1,324,991
Goldman Sachs Group, Inc. (The)	50,204	10,403,775
Intercontinental Exchange, Inc.	87,647	8,087,189
Invesco Ltd. (a)	61,689	1,045,012
MarketAxess Holdings, Inc.	5,833	1,910,308
Moody’s Corp.	25,619	5,247,540
Morgan Stanley	194,869	8,315,060
MSCI, Inc.	13,100	2,852,525
Nasdaq, Inc.	17,852	1,773,596
Northern Trust Corp.	33,932	3,166,534
Raymond James Financial, Inc. (a)	19,570	1,613,742
S&P Global, Inc.	38,098	9,333,248
State Street Corp.	57,772	3,419,525
T. Rowe Price Group, Inc.	36,709	4,194,003

		103,580,336

Chemicals 1.9%
Air Products & Chemicals, Inc.	34,081	7,561,211
Albemarle Corp. (a)	16,404	1,140,406
Celanese Corp.	19,749	2,415,105
CF Industries Holdings, Inc.	34,628	1,703,698
Corteva, Inc.	116,765	3,269,420
Dow, Inc.	115,874	5,521,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
DuPont de Nemours, Inc.	115,874	$8,262,975
Eastman Chemical Co.	21,715	1,603,218
Ecolab, Inc. (a)	39,270	7,777,031
FMC Corp.	20,761	1,820,324
International Flavors & Fragrances, Inc. (a)	15,731	1,930,036
Linde plc	84,030	16,278,292
LyondellBasell Industries NV, Class A	40,047	3,583,005
Mosaic Co. (The) (a)	54,643	1,120,181
PPG Industries, Inc.	36,652	4,343,629
Sherwin-Williams Co. (The)	12,579	6,916,815

		75,246,742

Commercial Services & Supplies 0.4%
Cintas Corp.	13,156	3,527,123
Copart, Inc. *	31,199	2,506,216
Republic Services, Inc.	33,477	2,897,434
Rollins, Inc. (a)	22,723	774,173
Waste Management, Inc.	60,489	6,956,235

		16,661,181

Communications Equipment 1.1%
Arista Networks, Inc. *	8,118	1,939,552
Cisco Systems, Inc.	658,605	32,541,673
F5 Networks, Inc. *	9,148	1,284,562
Juniper Networks, Inc.	53,581	1,326,130
Motorola Solutions, Inc.	25,512	4,347,500

		41,439,417

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc. (a)	21,021	1,923,422
Quanta Services, Inc.	21,708	820,562

		2,743,984

Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	9,699	2,658,496
Vulcan Materials Co.	20,481	3,097,546

		5,756,042

Consumer Finance 0.7%
American Express Co.	106,014	12,539,336
Capital One Financial Corp.	72,702	6,614,428
Discover Financial Services	50,543	4,098,532
Synchrony Financial	94,691	3,228,016

		26,480,312

Containers & Packaging 0.4%
Amcor plc	252,065	2,457,634
Avery Dennison Corp.	13,047	1,481,748
Ball Corp.	51,942	3,781,897
International Paper Co.	62,180	2,600,367
Packaging Corp. of America (a)	14,569	1,545,771
Sealed Air Corp.	24,353	1,010,893
Westrock Co.	39,274	1,431,537

		14,309,847

Distributors 0.1%
Genuine Parts Co.	22,674	2,258,104
LKQ Corp. *	49,382	1,553,064

		3,811,168

Diversified Consumer Services 0.0%†
H&R Block, Inc. (a)	31,914	753,809

Common Stocks (continued)
	Shares	Value

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B *	304,202	$63,280,100

Diversified Telecommunication Services 2.2%
AT&T, Inc.	1,133,591	42,895,083
CenturyLink, Inc. (a)	149,891	1,870,640
Verizon Communications, Inc.	640,281	38,647,361

		83,413,084

Electric Utilities 2.2%
Alliant Energy Corp.	36,396	1,962,836
American Electric Power Co., Inc.	76,469	7,164,381
Duke Energy Corp.	112,715	10,804,860
Edison International	54,770	4,130,753
Entergy Corp.	30,846	3,620,086
Evergy, Inc. (a)	37,791	2,515,369
Eversource Energy (a)	49,712	4,248,885
Exelon Corp.	150,321	7,262,007
FirstEnergy Corp.	83,772	4,040,324
NextEra Energy, Inc. (a)	75,824	17,666,234
Pinnacle West Capital Corp. (a)	17,290	1,678,340
PPL Corp.	112,003	3,526,974
Southern Co. (The) (a)	161,140	9,953,618
Xcel Energy, Inc. (a)	79,885	5,183,738

		83,758,405

Electrical Equipment 0.5%
AMETEK, Inc.	35,287	3,240,052
Eaton Corp. plc	65,307	5,430,277
Emerson Electric Co.	95,344	6,374,700
Rockwell Automation, Inc.	18,325	3,019,960

		18,064,989

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	46,314	4,469,301
CDW Corp.	22,442	2,765,752
Corning, Inc.	121,030	3,451,776
FLIR Systems, Inc.	20,752	1,091,348
IPG Photonics Corp. *(a)	5,552	752,851
Keysight Technologies, Inc. *	29,166	2,836,393
TE Connectivity Ltd.	52,238	4,867,537

		20,234,958

Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	99,750	2,314,200
Halliburton Co.	135,557	2,555,249
Helmerich & Payne, Inc.	16,980	680,389
National Oilwell Varco, Inc.	59,108	1,253,090
Schlumberger Ltd.	214,695	7,336,128
TechnipFMC plc	66,101	1,595,678

		15,734,734

Entertainment 1.8%
Activision Blizzard, Inc.	118,592	6,275,889
Electronic Arts, Inc. *	46,156	4,514,980
Netflix, Inc. *	67,689	18,114,930
Take-Two Interactive Software, Inc. *	17,581	2,203,602
Viacom, Inc., Class B	54,521	1,310,140
Walt Disney Co. (The)	279,462	36,419,488

		68,839,029

Equity Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	17,504	2,696,316

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.	68,433	$15,132,589
Apartment Investment & Management Co., Class A	22,629	1,179,876
AvalonBay Communities, Inc.	21,582	4,647,252
Boston Properties, Inc.	22,301	2,891,548
Crown Castle International Corp.	64,364	8,947,240
Digital Realty Trust, Inc.	32,276	4,189,748
Duke Realty Corp.	55,385	1,881,428
Equinix, Inc.	13,016	7,507,629
Equity Residential	54,081	4,665,027
Essex Property Trust, Inc.	10,206	3,333,790
Extra Space Storage, Inc.	19,626	2,292,709
Federal Realty Investment Trust	11,456	1,559,620
HCP, Inc.	73,659	2,624,470
Host Hotels & Resorts, Inc.	115,039	1,989,024
Iron Mountain, Inc.	44,150	1,430,018
Kimco Realty Corp.	65,347	1,364,445
Macerich Co. (The)	16,217	512,295
Mid-America Apartment Communities, Inc.	17,558	2,282,716
Prologis, Inc.	97,658	8,322,415
Public Storage	23,292	5,712,829
Realty Income Corp.	48,739	3,737,306
Regency Centers Corp.	25,746	1,789,090
SBA Communications Corp.	17,533	4,228,083
Simon Property Group, Inc.	47,859	7,449,253
SL Green Realty Corp.	12,812	1,047,381
UDR, Inc.	43,627	2,115,037
Ventas, Inc.	57,192	4,176,732
Vornado Realty Trust	24,570	1,564,372
Welltower, Inc.	62,692	5,683,030
Weyerhaeuser Co.	115,979	3,212,618

		120,165,886

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	68,087	19,616,546
Kroger Co. (The)	125,503	3,235,467
Sysco Corp.	79,613	6,321,272
Walgreens Boots Alliance, Inc.	117,694	6,509,655
Walmart, Inc.	220,628	26,184,131

		61,867,071

Food Products 1.2%
Archer-Daniels-Midland Co.	87,014	3,573,665
Campbell Soup Co. (a)	26,163	1,227,568
Conagra Brands, Inc.	75,444	2,314,622
General Mills, Inc.	92,704	5,109,845
Hershey Co. (The)	23,110	3,581,819
Hormel Foods Corp. (a)	42,034	1,838,147
JM Smucker Co. (The)	17,673	1,944,383
Kellogg Co. (a)	39,002	2,509,779
Kraft Heinz Co. (The)	96,619	2,699,052
Lamb Weston Holdings, Inc. (a)	22,585	1,642,381
McCormick & Co., Inc. (Non-Voting) (a)	19,047	2,977,046
Mondelez International, Inc., Class A	222,651	12,317,053
Tyson Foods, Inc., Class A	45,421	3,912,565

		45,647,925

Gas Utilities 0.0%†
Atmos Energy Corp.	18,021	2,052,412

Health Care Equipment & Supplies 3.6%
Abbott Laboratories	273,127	22,852,536
ABIOMED, Inc. *(a)	6,951	1,236,513
Align Technology, Inc. *	11,320	2,048,014
Baxter International, Inc.	79,206	6,928,149

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	41,759	$10,563,357
Boston Scientific Corp. *	215,298	8,760,476
Cooper Cos., Inc. (The)	7,607	2,259,279
Danaher Corp.	99,049	14,305,647
DENTSPLY SIRONA, Inc.	36,224	1,931,101
Edwards Lifesciences Corp. *	32,280	7,098,695
Hologic, Inc. *	41,604	2,100,586
IDEXX Laboratories, Inc. *	13,363	3,633,801
Intuitive Surgical, Inc. *	17,874	9,650,709
Medtronic plc	207,564	22,545,602
ResMed, Inc.	22,093	2,984,985
Stryker Corp.	49,779	10,767,198
Teleflex, Inc.	7,095	2,410,526
Varian Medical Systems, Inc. *	14,103	1,679,526
Zimmer Biomet Holdings, Inc.	31,773	4,361,480

		138,118,180

Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	24,268	1,997,984
Anthem, Inc.	39,819	9,560,542
Cardinal Health, Inc.	45,946	2,168,192
Centene Corp. *(a)	64,189	2,776,816
Cigna Corp.	58,830	8,929,806
CVS Health Corp.	201,123	12,684,828
DaVita, Inc. *	15,022	857,305
HCA Healthcare, Inc.	41,463	4,992,974
Henry Schein, Inc. *(a)	23,522	1,493,647
Humana, Inc.	20,901	5,343,759
Laboratory Corp. of America Holdings *	15,318	2,573,424
McKesson Corp.	28,686	3,920,229
Quest Diagnostics, Inc.	20,699	2,215,414
UnitedHealth Group, Inc.	147,130	31,974,292
Universal Health Services, Inc., Class B (a)	12,878	1,915,602
WellCare Health Plans, Inc. *	7,764	2,012,196

		95,417,010

Health Care Technology 0.1%
Cerner Corp.	50,412	3,436,586

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	62,206	2,719,024
Chipotle Mexican Grill, Inc. *	3,957	3,325,740
Darden Restaurants, Inc.	19,188	2,268,405
Hilton Worldwide Holdings, Inc.	45,097	4,198,982
Marriott International, Inc., Class A	42,789	5,321,668
McDonald’s Corp.	118,212	25,381,298
MGM Resorts International	78,639	2,179,873
Norwegian Cruise Line Holdings Ltd. *	33,814	1,750,551
Royal Caribbean Cruises Ltd.	26,649	2,886,886
Starbucks Corp.	185,700	16,419,594
Wynn Resorts Ltd.	15,050	1,636,236
Yum! Brands, Inc.	47,241	5,358,547

		73,446,804

Household Durables 0.4%
DR Horton, Inc.	52,793	2,782,719
Garmin Ltd.	22,414	1,898,242
Leggett & Platt, Inc. (a)	20,076	821,912
Lennar Corp., Class A	44,425	2,481,136
Mohawk Industries, Inc. *(a)	9,476	1,175,687
Newell Brands, Inc.	61,321	1,147,929
NVR, Inc. *	533	1,981,348
PulteGroup, Inc.	40,100	1,465,655
Whirlpool Corp. (a)	9,884	1,565,230

		15,319,858

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Household Products 1.8%
Church & Dwight Co., Inc.	38,203	$2,874,394
Clorox Co. (The)	19,911	3,023,883
Colgate-Palmolive Co.	132,847	9,765,583
Kimberly-Clark Corp.	53,102	7,543,139
Procter & Gamble Co. (The)	388,334	48,300,983

		71,507,982

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	102,108	1,668,445
NRG Energy, Inc.	41,360	1,637,856

		3,306,301

Industrial Conglomerates 1.3%
3M Co.	89,241	14,671,220
General Electric Co.	1,350,137	12,070,225
Honeywell International, Inc.	111,623	18,886,611
Roper Technologies, Inc.	16,076	5,732,702

		51,360,758

Insurance 2.4%
Aflac, Inc.	115,680	6,052,378
Allstate Corp. (The)	51,571	5,604,736
American International Group, Inc.	134,754	7,505,798
Aon plc	36,588	7,082,339
Arthur J Gallagher & Co.	28,813	2,580,780
Assurant, Inc.	9,517	1,197,429
Chubb Ltd.	70,924	11,449,971
Cincinnati Financial Corp.	23,362	2,725,645
Everest Re Group Ltd.	6,310	1,679,028
Globe Life, Inc.	15,925	1,524,978
Hartford Financial Services Group, Inc. (The)	55,847	3,384,887
Lincoln National Corp.	31,496	1,899,839
Loews Corp.	41,538	2,138,376
Marsh & McLennan Cos., Inc.	79,165	7,920,458
MetLife, Inc.	123,487	5,823,647
Principal Financial Group, Inc.	40,171	2,295,371
Progressive Corp. (The)	90,483	6,989,812
Prudential Financial, Inc.	63,056	5,671,887
Travelers Cos., Inc. (The)	40,608	6,038,003
Unum Group	32,835	975,856
Willis Towers Watson plc	19,859	3,832,191

		94,373,409

Interactive Media & Services 4.8%
Alphabet, Inc., Class A *	46,469	56,745,155
Alphabet, Inc., Class C *	46,881	57,147,939
Facebook, Inc., Class A *	373,218	66,462,661
TripAdvisor, Inc. *	15,784	610,525
Twitter, Inc. *	119,924	4,940,869

		185,907,149

Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc. *	64,461	111,898,494
Booking Holdings, Inc. *	6,595	12,943,413
eBay, Inc.	122,317	4,767,917
Expedia Group, Inc.	21,431	2,880,541

		132,490,365

IT Services 5.5%
Accenture plc, Class A	98,748	18,994,178
Akamai Technologies, Inc. *	25,163	2,299,395
Alliance Data Systems Corp.	6,997	896,526

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Automatic Data Processing, Inc.	67,385	$10,877,287
Broadridge Financial Solutions, Inc.	17,972	2,236,256
Cognizant Technology Solutions Corp., Class A	85,681	5,163,565
DXC Technology Co.	41,678	1,229,501
Fidelity National Information Services, Inc.	94,731	12,576,488
Fiserv, Inc. *	88,157	9,132,184
FleetCor Technologies, Inc. *	13,344	3,826,792
Gartner, Inc. *(a)	13,831	1,977,695
Global Payments, Inc.	44,737	7,113,183
International Business Machines Corp.	137,193	19,950,606
Jack Henry & Associates, Inc.	11,990	1,750,180
Leidos Holdings, Inc.	20,971	1,800,989
Mastercard, Inc., Class A	138,502	37,612,988
Paychex, Inc.	49,659	4,110,275
PayPal Holdings, Inc. *	181,901	18,843,125
VeriSign, Inc. *	16,367	3,087,307
Visa, Inc., Class A (a)	267,918	46,084,575
Western Union Co. (The) (a)	66,865	1,549,262

		211,112,357

Leisure Products 0.1%
Hasbro, Inc.	17,987	2,134,877

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	49,344	3,781,231
Illumina, Inc. *	22,771	6,927,394
IQVIA Holdings, Inc. *	28,263	4,221,927
Mettler-Toledo International, Inc. *	3,852	2,713,349
PerkinElmer, Inc. (a)	17,214	1,466,116
Thermo Fisher Scientific, Inc.	61,924	18,036,603
Waters Corp. *	10,756	2,401,062

		39,547,682

Machinery 1.6%
Caterpillar, Inc.	87,279	11,024,210
Cummins, Inc.	24,479	3,981,999
Deere & Co.	49,103	8,282,694
Dover Corp. (a)	22,518	2,241,892
Flowserve Corp.	20,349	950,502
Fortive Corp. (a)	45,757	3,137,100
IDEX Corp.	11,711	1,919,199
Illinois Tool Works, Inc. (a)	45,667	7,146,429
Ingersoll-Rand plc	37,327	4,599,060
PACCAR, Inc.	53,865	3,771,089
Parker-Hannifin Corp.	19,861	3,587,095
Pentair plc	24,786	936,911
Snap-on, Inc. (a)	8,640	1,352,505
Stanley Black & Decker, Inc.	23,515	3,395,801
Wabtec Corp. (a)	28,253	2,030,260
Xylem, Inc.	27,895	2,221,000

		60,577,746

Media 1.4%
CBS Corp. (Non-Voting), Class B	50,766	2,049,423
Charter Communications, Inc., Class A *(a)	25,083	10,337,206
Comcast Corp., Class A	701,224	31,611,178
Discovery, Inc., Class A *(a)	24,366	648,867
Discovery, Inc., Class C *	55,938	1,377,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Media (continued)
DISH Network Corp., Class A *(a)	35,593	$1,212,653
Fox Corp., Class A	54,392	1,715,252
Fox Corp., Class B	25,137	792,821
Interpublic Group of Cos., Inc. (The)	59,343	1,279,435
News Corp., Class A	59,406	826,932
News Corp., Class B	19,208	274,578
Omnicom Group, Inc. (a)	34,086	2,668,934

		54,794,472

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	225,119	2,154,389
Newmont Goldcorp Corp.	126,950	4,813,944
Nucor Corp.	47,444	2,415,374

		9,383,707

Multiline Retail 0.6%
Dollar General Corp.	39,993	6,356,487
Dollar Tree, Inc. *	36,613	4,179,740
Kohl’s Corp. (a)	25,623	1,272,438
Macy’s, Inc. (a)	47,699	741,243
Nordstrom, Inc. (a)	16,649	560,572
Target Corp.	79,318	8,479,887

		21,590,367

Multi-Utilities 1.2%
Ameren Corp.	38,007	3,042,460
CenterPoint Energy, Inc. (a)	77,270	2,332,009
CMS Energy Corp.	43,985	2,812,841
Consolidated Edison, Inc.	50,641	4,784,055
Dominion Energy, Inc.	127,510	10,333,410
DTE Energy Co. (a)	28,364	3,771,277
NiSource, Inc.	57,416	1,717,887
Public Service Enterprise Group, Inc.	77,906	4,836,405
Sempra Energy (a)	42,523	6,276,820
WEC Energy Group, Inc. (a)	49,006	4,660,471

		44,567,635

Oil, Gas & Consumable Fuels 4.1%
Apache Corp. (a)	58,322	1,493,043
Cabot Oil & Gas Corp.	65,271	1,146,811
Chevron Corp.	294,914	34,976,800
Cimarex Energy Co. (a)	15,994	766,752
Concho Resources, Inc. (a)	31,164	2,116,036
ConocoPhillips	172,225	9,813,381
Devon Energy Corp.	64,020	1,540,321
Diamondback Energy, Inc.	25,294	2,274,184
EOG Resources, Inc.	89,853	6,668,890
Exxon Mobil Corp.	655,049	46,253,010
Hess Corp.	39,538	2,391,258
HollyFrontier Corp. (a)	24,739	1,327,000
Kinder Morgan, Inc.	301,938	6,222,942
Marathon Oil Corp.	126,191	1,548,364
Marathon Petroleum Corp.	102,585	6,232,039
Noble Energy, Inc. (a)	74,471	1,672,619
Occidental Petroleum Corp.	138,367	6,153,180
ONEOK, Inc. (a)	63,955	4,712,844
Phillips 66	69,586	7,125,606
Pioneer Natural Resources Co.	26,152	3,289,137
Valero Energy Corp.	64,384	5,488,092
Williams Cos., Inc. (The)	188,076	4,525,109

		157,737,418

Personal Products 0.2%
Coty, Inc., Class A	46,329	486,918
Estee Lauder Cos., Inc. (The), Class A	33,947	6,753,755

		7,240,673

Common Stocks (continued)
	Shares	Value

Pharmaceuticals 4.3%
Allergan plc	50,890	$8,564,278
Bristol-Myers Squibb Co. (a)	253,240	12,841,800
Eli Lilly & Co.	131,802	14,739,418
Johnson & Johnson	409,434	52,972,571
Merck & Co., Inc.	398,601	33,554,232
Mylan NV *	79,257	1,567,703
Nektar Therapeutics *(a)	26,774	487,688
Perrigo Co. plc (a)	19,412	1,084,937
Pfizer, Inc.	859,519	30,882,518
Zoetis, Inc.	74,144	9,237,601

		165,932,746

Professional Services 0.3%
Equifax, Inc.	18,740	2,636,156
IHS Markit Ltd. *	62,226	4,161,675
Nielsen Holdings plc	54,800	1,164,500
Robert Half International, Inc. (a)	18,852	1,049,302
Verisk Analytics, Inc. (a)	25,410	4,018,337

		13,029,970

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	52,178	2,765,956

Road & Rail 1.0%
CSX Corp.	123,827	8,577,496
JB Hunt Transport Services, Inc.	13,512	1,495,103
Kansas City Southern	15,682	2,085,863
Norfolk Southern Corp.	41,234	7,408,101
Union Pacific Corp.	109,586	17,750,740

		37,317,303

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *(a)	168,409	4,882,177
Analog Devices, Inc.	57,246	6,396,096
Applied Materials, Inc.	144,926	7,231,807
Broadcom, Inc.	61,756	17,048,979
Intel Corp.	687,260	35,414,508
KLA Corp.	25,022	3,989,758
Lam Research Corp. (a)	22,423	5,182,180
Maxim Integrated Products, Inc.	42,150	2,440,906
Microchip Technology, Inc. (a)	36,815	3,420,482
Micron Technology, Inc. *	171,335	7,341,705
NVIDIA Corp.	94,284	16,412,016
Qorvo, Inc. *	18,817	1,395,092
QUALCOMM, Inc.	188,212	14,356,811
Skyworks Solutions, Inc. (a)	27,042	2,143,078
Texas Instruments, Inc.	145,251	18,772,239
Xilinx, Inc.	39,332	3,771,939

		150,199,773

Software 6.6%
Adobe, Inc. *	75,544	20,869,030
ANSYS, Inc. *	13,008	2,879,451
Autodesk, Inc. *	34,001	5,021,948
Cadence Design Systems, Inc. *	43,560	2,878,445
Citrix Systems, Inc.	19,441	1,876,445
Fortinet, Inc. *	22,510	1,727,867
Intuit, Inc.	40,135	10,673,502
Microsoft Corp.	1,184,540	164,686,596
Oracle Corp.	341,558	18,795,937
salesforce.com, Inc. *	136,056	20,196,153
Symantec Corp.	88,210	2,084,402
Synopsys, Inc. *	23,253	3,191,474

		254,881,250

Specialty Retail 2.4%
Advance Auto Parts, Inc. (a)	11,050	1,827,670
AutoZone, Inc. *	3,798	4,119,387
Best Buy Co., Inc.	36,372	2,509,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)
CarMax, Inc. *(a)	25,729	$2,264,152
Gap, Inc. (The) (a)	33,086	574,373
Home Depot, Inc. (The)	170,344	39,523,215
L Brands, Inc.	35,133	688,255
Lowe’s Cos., Inc.	119,735	13,166,061
O’Reilly Automotive, Inc. *	12,079	4,813,602
Ross Stores, Inc.	57,135	6,276,280
Tiffany & Co. (a)	16,855	1,561,279
TJX Cos., Inc. (The)	187,743	10,464,795
Tractor Supply Co.	18,842	1,704,070
Ulta Beauty, Inc. *(a)	9,130	2,288,435

		91,780,878

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	659,030	147,602,949
Hewlett Packard Enterprise Co.	207,324	3,145,105
HP, Inc.	233,201	4,412,163
NetApp, Inc. (a)	38,370	2,014,809
Seagate Technology plc	36,729	1,975,653
Western Digital Corp.	44,841	2,674,317
Xerox Holdings Corp.	30,995	927,060

		162,752,056

Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd. *	24,135	800,317
Hanesbrands, Inc.	55,722	853,661
NIKE, Inc., Class B	194,564	18,273,451
PVH Corp.	11,766	1,038,114
Ralph Lauren Corp.	8,174	780,372
Tapestry, Inc.	44,707	1,164,617
Under Armour, Inc., Class A *(a)	29,091	580,075
Under Armour, Inc., Class C *(a)	29,827	540,763
VF Corp.	50,419	4,486,787

		28,518,157

Tobacco 0.8%
Altria Group, Inc.	289,734	11,850,121
Philip Morris International, Inc.	240,866	18,288,955

		30,139,076

Trading Companies & Distributors 0.2%
Fastenal Co.	88,914	2,904,820
United Rentals, Inc. *	12,271	1,529,458
WW Grainger, Inc.	7,007	2,082,130

		6,516,408

Water Utilities 0.1%
American Water Works Co., Inc.	28,081	3,488,503

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. *	48,953	3,856,028

Total Common Stocks (cost $1,971,189,115)		3,834,034,371

Repurchase Agreements 1.5%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $10,000,639, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $10,200,000. (b)	$10,000,000	$10,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $2,493,567, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $2,543,276. (b)	2,493,407	2,493,407

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $12,170,170, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $12,240,000. (b)(c)	12,000,000	12,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $32,002,178, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $32,640,000. (b)	32,000,000	32,000,000

Total Repurchase Agreements (cost $56,493,407)		56,493,407

Total Investments (cost $2,027,682,522) — 100.9%		3,890,527,778

Liabilities in excess of other assets — (0.9)%		(34,942,343)

NET ASSETS — 100.0%		$3,855,585,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $197,503,440, which was collateralized by cash used to purchase repurchase agreements with a total value of $56,493,407 and by $145,058,128, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $201,551,535.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $56,493,407.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	141	12/2019	USD	20,998,425	(210,136)

					(210,136)

At September 30, 2019, the Fund has $1,152,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,834,034,371	$–	$–	$3,834,034,371
Repurchase Agreements	–	56,493,407	–	56,493,407
Total Assets	$3,834,034,371	$56,493,407	$–	$3,890,527,778
Liabilities:
Futures Contracts	$(210,136)	$–	$–	$(210,136)
Total Liabilities	$(210,136)	$–	$–	$(210,136)
Total	$3,833,824,235	$56,493,407	$–	$3,890,317,642

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (210,136)
Total		$ (210,136)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 24.6%
	Principal Amount	Value

Airlines 1.6%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$8,033,702	$8,140,550
American Airlines Pass-Through Trust
Series 2013-2, Class B, 5.60%, 7/15/2020(a)	1,959,183	1,992,293
Series 2015-1, Class B, 3.70%, 5/1/2023	2,556,998	2,583,336
Series 2015-2, Class B, 4.40%, 9/22/2023	3,260,416	3,370,618
Series 2016-3, Class B, 3.75%, 10/15/2025	3,035,987	3,083,591
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	8,715,278	8,855,751

		28,026,139

Automobiles 3.7%
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	8,922,902	8,931,027
First Investors Auto Owner Trust
Series 2016-2A, Class A2, 1.87%, 11/15/2021(a)	333,156	332,976
Series 2017-1A, Class A2, 2.20%, 3/15/2022(a)	3,195,872	3,195,180
Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	3,940,531	3,938,940
Flagship Credit Auto Trust, Series 2019-3, Class A, 2.33%, 2/15/2024(a)	5,246,981	5,256,404
Ford Credit Auto Owner Trust
Series 2014-2, Class A, 2.31%, 4/15/2026(a)	14,450,000	14,450,100
Series 2016-2, Class A, 2.03%, 12/15/2027(a)	5,000,000	4,997,029
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class A2, 2.85%, 8/16/2021(a)	340,100	340,214
Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	1,463,084	1,469,007
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2, 2.54%, 4/18/2022(a)	4,666,667	4,670,795
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	1,666,667	1,715,935
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	14,000,000	14,234,394
United Auto Credit Securitization Trust
Series 2018-2, Class A, 2.89%, 3/10/2021(a)	258,121	258,150
Series 2019-1, Class A, 2.82%, 7/12/2021(a)	3,114,209	3,115,394

		66,905,545

Credit Card 4.5%
American Express Credit Account Master Trust
Series 2017-1, Class A, 1.93%, 9/15/2022	2,000,000	1,998,415
Series 2017-3, Class A, 1.77%, 11/15/2022	14,000,000	13,980,438
Series 2019-1, Class A, 2.87%, 10/15/2024	10,000,000	10,245,537

Asset-Backed Securities (continued)
	Principal Amount	Value

Credit Card (continued)
American Express Credit Account Master Trust (continued)
Series 2019-2, Class A, 2.67%, 11/15/2024	$9,000,000	$9,180,658
BA Credit Card Trust, Series 2018-A1, Class A1, 2.70%, 7/17/2023	13,650,000	13,797,417
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/15/2024	5,000,000	5,113,271
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	11,000,000	10,992,737
Discover Card Execution Note Trust
Series 2018-A5, Class A5, 3.32%, 3/15/2024	11,000,000	11,304,005
Series 2019-A1, Class A1, 3.04%, 7/15/2024	5,350,000	5,490,218

		82,102,696

Electric Utilities 0.7%
AEP Texas Restoration Funding LLC, Series 2019-1, Class A1, 2.06%, 2/1/2027	13,500,000	13,497,398

Home Equity 1.3%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 3.12%, 10/25/2034(b)	8,522	8,523
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 2.78%, 1/25/2035(b)	6,083,106	6,123,558
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/2057(a)(b)	2,311,587	2,397,570
RASC Trust, Series 2005-KS12, Class M2, 2.48%, 1/25/2036(b)	14,555,000	14,519,237

		23,048,888

Other 12.8%
ALM VII Ltd., Series 2012-7A, Class A1A2, 3.47%, 7/15/2029(a)(b)	19,000,000	19,008,892
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	915,176	959,723
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	4,596,186	4,781,122
AMMC CLO 22 Ltd.
Series 2018-22A, Class A, 3.31%, 4/25/2031(a)(b)	5,000,000	4,951,515
Series 2018-22A, Class B, 3.73%, 4/25/2031(a)(b)	5,000,000	4,871,575
AMMC CLO XIII Ltd., Series 2013-13A, Class A2LR, 3.98%, 7/24/2029(a)(b)	9,000,000	8,973,000
AMMC CLO XIV Ltd., Series 2014-14A, Class A2LR, 3.98%, 7/25/2029(a)(b)	8,947,368	8,929,071
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	4,292,202	4,416,559
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	5,075,751	5,217,786
Series 2017-SPL4, Class A, 3.50%, 1/28/2055(a)(b)	2,662,244	2,705,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 2.51%, 7/25/2035(b)	$30,640	$30,619
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/2023(a)	87,152	87,079
CCG Receivables Trust
Series 2017-1, Class A2, 1.84%, 11/14/2023(a)	1,290,403	1,288,431
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	5,960,445	6,008,788
Series 2019-1, Class A2, 2.80%, 9/14/2026(a)	6,353,324	6,407,987
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R, 3.33%, 6/9/2030(a)(b)	10,000,000	10,013,530
Series 2013-1A, Class BR, 3.85%, 6/9/2030(a)(b)	7,000,000	6,982,794
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, 3.28%, 1/20/2031(a)(b)	3,000,000	2,971,140
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 3.65%, 10/17/2030(a)(b)	8,500,000	8,518,573
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class M1, 2.28%, 1/25/2037(b)	8,672,000	8,620,510
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 4.00%, 7/18/2030(a)(b)	4,500,000	4,495,433
E3, Series 2019-1, Class A, 3.10%, 9/20/2055(a)	2,697,355	2,683,299
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/2031(a)	1,493,475	1,507,952
Federal Express Corp. Pass-Through Trust, Series 1998 6.72%, 1/15/2022	276,620	288,124
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	1,280,548	1,325,894
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	523,936	545,253
HERO Funding Trust, Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	767,469	800,401
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.02%, 7/17/2037(a)(b)	4,814,181	4,806,318
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 2.75%, 8/25/2035(b)	6,365,561	6,388,749
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 3.54%, 7/20/2026(a)(b)	1,775,551	1,777,424
Neuberger Berman Loan Advisers CLO 32 Ltd.
Series 2019-32A, Class A, 3.63%, 1/19/2032(a)(b)	2,000,000	1,999,276
Series 2019-32A, Class B, 4.15%, 1/19/2032(a)(b)	1,000,000	992,633
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2019-T3, Class AT3, 2.51%, 10/20/2052(a)	5,540,000	5,529,950
Series 2019-T2, Class AT2, 2.52%, 8/15/2053(a)	8,230,000	8,209,589
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	7,266,000	7,299,375

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1, 3.00%, 6/25/2057(a)(c)	$443,321	$443,298
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057(a)(c)	587,913	587,478
Ocwen Master Advance Receivables Trust, Series 2019-T2, Class AT2, 2.42%, 8/15/2051(a)	6,000,000	6,014,439
Owl Rock CLO I Ltd., Series 2019-1A, Class A, 4.36%, 5/20/2031(a)(b)	10,000,000	9,945,030
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.26%, 1/25/2036(b)	1,470,000	1,477,885
Renew
Series 2018-1, Class A, 3.95%, 9/20/2053(a)	4,020,424	4,201,867
Series 2017-2A, Class A, 3.22%, 9/22/2053(a)	3,518,372	3,582,878
Soundview Home Loan Trust
Series 2005-CTX1, Class M3, 2.49%, 11/25/2035(b)	6,750,000	6,754,021
Series 2006-WF2, Class M1, 2.24%, 12/25/2036(b)	5,000,000	4,989,334
Southwick Park CLO LLC
Series 2019-4A, Class A1, 3.47%, 7/20/2032(a)(b)	14,500,000	14,516,603
Series 2019-4A, Class B1, 3.92%, 7/20/2032(a)(b)	2,500,000	2,497,370
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	7,200,000	7,196,208
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 2.74%, 7/25/2035(b)	1,250,114	1,252,654
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 6/15/2028(a)	3,427,187	3,422,424
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	847,930	847,950
Union Pacific Railroad Co. Pass-Through Trust, Series 2000 8.00%, 1/10/2021	204,117	210,395

		232,333,461

Total Asset-Backed Securities (cost $442,230,421)		445,914,127

Collateralized Mortgage Obligations 6.5%
	Principal Amount	Value

Chase Mortgage Finance Corp., Series 2016-SH1, Class M2, 3.75%, 4/25/2045(a)(b)	1,752,962	1,808,889
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.00%, 9/25/2064(a)(b)	3,580,562	3,608,737
FHLMC REMICS
Series 3640, Class EL, 4.00%, 3/15/2020	24,430	24,478
Series 3616, Class PA, 4.50%, 11/15/2039	58,624	59,551
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/2033(c)	9,056	9,376

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.35%, 10/25/2035(b)	$3,737,454	$3,792,876
Mello Warehouse Securitization Trust
Series 2019-1, Class A, 2.82%, 6/25/2052(a)(b)	6,700,000	6,704,711
Series 2019-1, Class B, 3.02%, 6/25/2052(a)(b)	1,430,000	1,442,367
MFA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/2057(a)(b)	5,217,643	5,184,409
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035(a)(b)	10,167,164	10,497,361
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054(a)(b)	4,240,186	4,384,382
Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	2,099,905	2,162,237
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	2,095,936	2,165,676
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	5,536,499	5,750,259
Series 2017-2A, Class A3, 4.00%, 3/25/2057(a)(b)	7,597,098	7,912,435
Series 2017-3A, Class A1, 4.00%, 4/25/2057(a)(b)	3,291,412	3,410,341
Series 2019-1A, Class A1, 4.00%, 9/25/2057(a)(b)	3,316,148	3,411,862
Series 2019-2A, Class A1, 4.25%, 12/25/2057(a)(b)	2,515,471	2,621,538
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	6,539,079	6,860,820
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	2,273,056	2,376,754
Series 2019-3A, Class A1A, 3.75%, 11/25/2058(a)(b)	3,783,835	3,919,089
Series 2019-RPL2, Class A1, 3.25%, 2/25/2059(a)(b)	7,789,056	7,920,852
RALI Trust, Series 2003-QS20, Class CB, 5.00%, 11/25/2018	42,127	42,151
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	4,155,523	4,130,852
Series 2018-VFS1, Class A1, 4.27%, 12/26/2053(a)(b)	2,674,304	2,727,953
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	1,480,862	1,500,805
Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	2,012,550	2,026,170
Series 2018-8, Class A4, 4.00%, 11/25/2048(a)(b)	6,146,927	6,185,345
Visio Trust, Series 2019-1, Class A1, 3.57%, 6/25/2054(a)(b)	14,946,519	15,089,101

Total Collateralized Mortgage Obligations (cost $116,857,122)		117,731,377

Commercial Mortgage-Backed Securities 1.2%
	Principal Amount	Value

AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	4,000,000	4,035,014
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/5/2032(a)(b)	1,300,000	1,315,274

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.12%, 12/15/2048(b)	$21,696,254	$558,412
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 7/15/2045(a)	16,000,000	16,104,768

Total Commercial Mortgage-Backed Securities (cost $23,047,140)		22,013,468

Corporate Bonds 25.4%
	Principal Amount	Value

Aerospace & Defense 0.5%
United Technologies Corp.,
3.65%, 8/16/2023(d)	8,925,000	9,444,718

Automobiles 1.1%
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.62%), 2.89%, 10/30/2019(a)(e)	10,000,000	10,006,042
Hyundai Capital America,
2.60%, 3/19/2020(a)(d)	10,000,000	10,002,263

		20,008,305

Banks 5.7%
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021(e)	2,500,000	2,502,802
(ICE LIBOR USD 3 Month + 1.16%), 3.44%, 1/20/2023(e)	5,000,000	5,059,950
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(e)	8,623,000	8,806,390
Citibank NA,
2.10%, 6/12/2020(d)	15,000,000	15,004,767
Citizens Financial Group, Inc.,
3.75%, 7/1/2024	9,075,000	9,360,270
HSBC Holdings plc,
3.40%, 3/8/2021	15,000,000	15,236,030
ING Groep NV,
3.15%, 3/29/2022(d)	5,000,000	5,112,654
JPMorgan Chase & Co.,
4.63%, 5/10/2021	15,000,000	15,589,805
2.30%, 8/15/2021	10,000,000	10,016,738
UBS Group Funding Switzerland AG,
2.65%, 2/1/2022(a)(d)	9,000,000	9,076,298
Wells Fargo & Co.,
4.13%, 8/15/2023	7,000,000	7,428,581

		103,194,285

Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 1/23/2025	6,950,000	7,590,765
Bacardi Ltd.,
4.45%, 5/15/2025(a)(d)	5,000,000	5,347,434
PepsiCo, Inc.,
(ICE LIBOR USD 3 Month + 0.27%), 2.56%, 10/4/2019(d)(e)	15,000,000	15,000,274

		27,938,473

Biotechnology 0.7%
AbbVie, Inc.,
2.50%, 5/14/2020	8,000,000	8,018,177
Celgene Corp.,
2.88%, 8/15/2020	5,000,000	5,027,576

		13,045,753

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets 2.4%
Goldman Sachs Group, Inc. (The),
5.25%, 7/27/2021	$4,000,000	$4,215,493
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(e)	7,000,000	7,090,520
Morgan Stanley,
5.75%, 1/25/2021	16,302,000	17,058,006
MSCI, Inc.,
5.25%, 11/15/2024(a)(d)	10,000,000	10,325,000
UBS AG,
2.20%, 6/8/2020(a)	5,000,000	4,999,339

		43,688,358

Chemicals 0.0%†
CF Industries, Inc.,
7.13%, 5/1/2020	5,000	5,138

Consumer Finance 0.8%
Ford Motor Credit Co. LLC,
(ICE LIBOR USD 3 Month + 1.00%), 3.31%, 1/9/2020(e)	10,000,000	10,001,129
Toyota Motor Credit Corp.,
(ICE LIBOR USD 3 Month + 0.44%), 2.74%, 10/18/2019(e)	5,000,000	5,001,591

		15,002,720

Diversified Financial Services 0.6%
National Rural Utilities Cooperative Finance Corp.,
2.00%, 1/27/2020	10,000,000	9,996,023

Diversified Telecommunication Services 0.9%
AT&T, Inc.,
4.10%, 2/15/2028	5,102,000	5,515,455
CCO Holdings LLC,
5.13%, 2/15/2023	10,000,000	10,162,500

		15,677,955

Electric Utilities 0.7%
Evergy, Inc.,
5.29%, 6/15/2022(c)	11,510,000	12,285,509

Food Products 0.8%
Mondelez International Holdings Netherlands BV,
(ICE LIBOR USD 3 Month + 0.61%), 2.87%, 10/28/2019(a)(e)	15,000,000	15,007,650

Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.,
2.68%, 12/15/2019	1,614,000	1,614,391

Health Care Providers & Services 1.6%
Allergan Sales LLC,
4.88%, 2/15/2021(a)	930,000	955,889
CVS Health Corp.,
3.70%, 3/9/2023	10,775,000	11,216,107
Dignity Health,
2.64%, 11/1/2019	6,000,000	6,000,132
Laboratory Corp. of America Holdings,
2.63%, 2/1/2020	10,000,000	10,007,008

		28,179,136

Corporate Bonds (continued)
	Principal Amount	Value

Industrial Conglomerates 0.6%
Honeywell International, Inc.,
(ICE LIBOR USD 3 Month + 0.28%), 2.55%, 10/30/2019(e)	$10,000,000	$10,003,476

Insurance 0.8%
New York Life Global Funding,
(ICE LIBOR USD 3 Month + 0.39%), 2.67%, 10/24/2019(a)(e)	15,000,000	15,003,210

Media 0.7%
Charter Communications Operating LLC,
3.58%, 7/23/2020	5,000,000	5,044,781
Comcast Corp.,
3.70%, 4/15/2024	7,500,000	7,997,358

		13,042,139

Oil, Gas & Consumable Fuels 3.0%
Aker BP ASA,
4.75%, 6/15/2024(a)	4,750,000	4,961,375
BP Capital Markets America, Inc.,
3.79%, 2/6/2024	5,000,000	5,313,840
BP Capital Markets plc,
3.81%, 2/10/2024	3,975,000	4,231,542
Continental Resources, Inc.,
4.50%, 4/15/2023	1,000,000	1,038,158
Energy Transfer Operating LP,
4.25%, 3/15/2023	6,850,000	7,156,628
5.88%, 1/15/2024	3,500,000	3,890,805
Marathon Oil Corp.,
3.85%, 6/1/2025(d)	3,000,000	3,119,162
MPLX LP,
4.50%, 7/15/2023	5,000,000	5,326,453
Noble Energy, Inc.,
3.90%, 11/15/2024(d)	2,750,000	2,882,862
Occidental Petroleum Corp.,
2.70%, 8/15/2022	7,000,000	7,065,138
Sabine Pass Liquefaction LLC,
5.75%, 5/15/2024	4,000,000	4,458,447
Williams Cos., Inc. (The),
3.90%, 1/15/2025	4,500,000	4,712,742

		54,157,152

Pharmaceuticals 1.4%
Allergan Funding SCS,
3.45%, 3/15/2022	10,000,000	10,247,811
Bristol-Myers Squibb Co.,
2.90%, 7/26/2024(a)	8,900,000	9,175,395
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/2021(d)	6,000,000	5,490,000

		24,913,206

Semiconductors & Semiconductor Equipment 0.4%
QUALCOMM, Inc.,
2.60%, 1/30/2023	8,000,000	8,129,768

Thrifts & Mortgage Finance 0.6%
BPCE SA,
4.00%, 9/12/2023(a)(d)	3,000,000	3,160,294
5.70%, 10/22/2023(a)	6,800,000	7,484,570

		10,644,864

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Trading Companies & Distributors 0.5%
GATX Corp.,
2.60%, 3/30/2020	$9,000,000	$9,008,479

Total Corporate Bonds (cost $452,663,744)		459,990,708

Loan Participations 1.0%
	Principal Amount	Value

Containers & Packaging 0.0%†
Crown Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.06%, 4/3/2025 (e)	861,756	864,375

Diversified Financial Services 0.4%
RPI Finance Trust, Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 4.04%, 3/27/2023 (e)	7,083,618	7,119,036

Software 0.6%
Open Text Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 3.79%, 5/30/2025 (e)	952,671	955,843
TIBCO Software, Inc., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 6.07%, 6/30/2026 (e)	9,578,938	9,582,961

		10,538,804

Total Loan Participations (cost $18,215,057)		18,522,215

Mortgage-Backed Securities 0.7%
	Principal Amount	Value

FHLMC Non Gold Pool
Pool# 1Q0648
4.59%, 6/1/2037(b)	427,477	446,079
Pool# 1B3601
4.82%, 10/1/2037(b)	133,222	140,120
FNMA Pool
Pool# 747271
4.58%, 7/1/2034(b)	332,286	350,511
Pool# 886345
4.22%, 8/1/2036(b)	65,870	67,110
Pool# 949691
3.98%, 9/1/2037(b)	73,995	74,274
UMBS Pool Pool# BN0906,
4.00%, 11/1/2048	11,466,918	11,978,679

Total Mortgage-Backed Securities (cost $12,692,607)		13,056,773

U.S. Treasury Obligations 37.1%
	Principal Amount	Value

U.S. Treasury Bonds, 7.13%, 2/15/2023	5,000,000	5,907,031
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2022 (f)	15,000,000	15,658,673
0.13%, 7/15/2022 (f)	73,000,000	81,065,701
0.63%, 1/15/2026 (f)	75,000,000	82,955,842

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Notes
1.50%, 10/31/2019 (d)	$1,000,000	$999,510
1.13%, 3/31/2020 (g)	3,000,000	2,988,984
1.38%, 3/31/2020 (d)	2,000,000	1,995,078
2.63%, 7/31/2020	22,500,000	22,639,746
1.50%, 8/15/2020	20,000,000	19,940,625
2.63%, 8/15/2020	10,000,000	10,065,625
1.63%, 10/15/2020 (d)	1,000,000	997,969
1.75%, 11/15/2020	8,000,000	7,994,375
2.38%, 12/31/2020	17,000,000	17,120,195
2.50%, 12/31/2020	13,000,000	13,111,719
2.50%, 1/31/2021	39,500,000	39,870,313
2.38%, 3/15/2021	3,000,000	3,026,719
1.38%, 4/30/2021	10,000,000	9,944,922
2.63%, 5/15/2021	4,000,000	4,057,656
1.63%, 6/30/2021	35,000,000	34,961,719
1.75%, 7/31/2021 (d)	25,000,000	25,035,156
2.13%, 8/15/2021	8,000,000	8,064,688
1.50%, 8/31/2021 (d)	50,000,000	49,853,515
1.75%, 11/30/2021 (d)	57,000,000	57,126,914
2.00%, 11/30/2022	10,000,000	10,125,781
2.13%, 12/31/2022	5,135,000	5,222,656
2.00%, 5/31/2024	51,000,000	52,018,008
2.38%, 8/15/2024	50,000,000	51,863,281
2.25%, 10/31/2024	10,000,000	10,326,953
2.25%, 11/15/2024	8,000,000	8,261,562
2.00%, 8/15/2025	15,000,000	15,332,813
2.25%, 11/15/2025	4,000,000	4,148,281

Total U.S. Treasury Obligations (cost $663,748,815)		672,682,010

Repurchase Agreements 0.2%
	Principal Amount	Value

Bank of America NA 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $1,020,000. (h)	1,000,000	1,000,000

BofA Securities, Inc. 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,652,858, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $1,685,807. (h)	1,652,752	1,652,752

Total Repurchase Agreements (cost $2,652,752)		2,652,752

Total Investments (cost $1,732,107,658) — 96.7%		1,752,563,430

Other assets in excess of liabilities — 3.3%		60,070,579

NET ASSETS — 100.0%		$1,812,634,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $522,519,888 which represents 28.83% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2019.
(d)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $30,827,985, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,652,752 and by $29,046,484, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/1/2019 – 2/15/2048, a total value of $31,699,236.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.
(f)	Principal amounts are not adjusted for inflation.
(g)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $2,652,752.

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	4,794	12/2019	USD	1,033,107,000	(2,833,300)

					(2,833,300)

Short Contracts
U.S. Treasury 5 Year Note	(2,137)	12/2019	USD	(254,620,211)	1,631,013
U.S. Treasury 10 Year Note	(718)	12/2019	USD	(93,564,375)	951,870
U.S. Treasury 10 Year Ultra Note	(332)	12/2019	USD	(47,278,875)	658,375

					3,241,258

					407,958

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$445,914,127	$–	$445,914,127
Collateralized Mortgage Obligations	–	117,731,377	–	117,731,377
Commercial Mortgage-Backed Securities	–	22,013,468	–	22,013,468
Corporate Bonds	–	459,990,708	–	459,990,708
Futures Contracts	3,241,258	–	–	3,241,258
Loan Participations	–	18,522,215	–	18,522,215
Mortgage-Backed Securities	–	13,056,773	–	13,056,773
Repurchase Agreements	–	2,652,752	–	2,652,752
U.S. Treasury Obligations	–	672,682,010	–	672,682,010
Total Assets	$3,241,258	$1,752,563,430	$–	$1,755,804,688
Liabilities:
Futures Contracts	$(2,833,300)	$–	$–	$(2,833,300)
Total Liabilities	$(2,833,300)	$–	$–	$(2,833,300)
Total	$407,958	$1,752,563,430	$–	$1,752,971,388

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 12/31/2018	$1,266,441	$1,266,441
Accrued Accretion/(Amortization)	170	170
Realized Gain (Loss)	2,725	2,725
Purchases	—	—
Sales	(1,268,820)	(1,268,820)
Change in Unrealized Appreciation/Depreciation	(516)	(516)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 9/30/2019	$—	$—
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2019	$—	$—

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

Transfers into or out of Level 3 are generally due to a change in market value methodology.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$3,241,258
Total		$3,241,258

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(2,833,300)
Total		$(2,833,300)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 95.1%
	Shares	Value

Aerospace & Defense 1.3%
AAR Corp.	5,415	$223,152
Aerojet Rocketdyne Holdings, Inc. *(a)	11,797	595,866
AeroVironment, Inc. *(a)	3,448	184,675
Astronics Corp. *	3,920	115,170
Axon Enterprise, Inc. *	9,425	535,151
Cubic Corp. (a)	5,062	356,517
Ducommun, Inc. *	1,679	71,190
Kratos Defense & Security Solutions, Inc. *(a)	14,563	270,799
Maxar Technologies, Inc. (a)	9,012	68,491
Mercury Systems, Inc. *	8,767	711,617
Moog, Inc., Class A	5,202	421,986
National Presto Industries, Inc.	830	73,945
Park Aerospace Corp.	2,990	52,504
Parsons Corp. *	3,024	99,732
Triumph Group, Inc. (a)	8,032	183,772
Vectrus, Inc. *	1,897	77,113
Wesco Aircraft Holdings, Inc. *	8,650	95,237

		4,136,917

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. *	9,441	198,450
Atlas Air Worldwide Holdings, Inc. *	3,712	93,654
Echo Global Logistics, Inc. *	4,347	98,459
Forward Air Corp.	4,620	294,386
Hub Group, Inc., Class A *(a)	5,254	244,311
Radiant Logistics, Inc. *	6,586	34,050

		963,310

Airlines 0.4%
Allegiant Travel Co. (a)	2,095	313,538
Hawaiian Holdings, Inc. (a)	7,810	205,090
Mesa Air Group, Inc. *	3,330	22,461
SkyWest, Inc.	8,082	463,907
Spirit Airlines, Inc. *(a)	11,070	401,841

		1,406,837

Auto Components 1.0%
Adient plc	14,176	325,481
American Axle & Manufacturing Holdings, Inc. *(a)	18,141	149,119
Cooper Tire & Rubber Co. (a)	8,150	212,878
Cooper-Standard Holdings, Inc. *	2,655	108,536
Dana, Inc.	23,434	338,387
Dorman Products, Inc. *(a)	4,357	346,556
Fox Factory Holding Corp. *(a)	6,081	378,481
Gentherm, Inc. *	5,303	217,874
LCI Industries (a)	3,954	363,175
Modine Manufacturing Co. *	8,084	91,915
Motorcar Parts of America, Inc. *(a)	2,957	49,973
Standard Motor Products, Inc.	3,441	167,061
Stoneridge, Inc. *(a)	4,293	132,954
Tenneco, Inc., Class A (a)	8,486	106,245
Visteon Corp. *(a)	4,575	377,621

		3,366,256

Automobiles 0.1%
Winnebago Industries, Inc.	5,040	193,284

Banks 9.4%
1st Constitution Bancorp	1,027	19,256
1st Source Corp.	2,439	111,535

Common Stocks (continued)
	Shares	Value

Banks (continued)
ACNB Corp.	1,190	$40,817
Allegiance Bancshares, Inc. *	3,172	101,789
Amalgamated Bank, Class A	2,311	37,022
Amerant Bancorp, Inc. *	3,108	65,175
American National Bankshares, Inc.	1,741	61,753
Ameris Bancorp	9,731	391,575
Ames National Corp.	1,508	43,144
Arrow Financial Corp.	2,149	71,741
Atlantic Capital Bancshares, Inc. *	3,965	68,753
Atlantic Union Bankshares Corp.	13,197	491,522
Banc of California, Inc.	7,487	105,866
BancFirst Corp.	3,062	169,696
Bancorp, Inc. (The) *	8,246	81,635
BancorpSouth Bank (a)	15,628	462,745
Bank First Corp. (a)	911	60,290
Bank of Commerce Holdings	2,924	31,842
Bank of Marin Bancorp	2,106	87,378
Bank of NT Butterfield & Son Ltd. (The)	8,814	261,247
Bank of Princeton (The) (a)	883	25,660
Bank7 Corp.	641	12,051
BankFinancial Corp.	2,483	29,548
Bankwell Financial Group, Inc.	1,096	30,140
Banner Corp.	5,263	295,623
Bar Harbor Bankshares	2,370	59,084
Baycom Corp. *	1,490	33,838
BCB Bancorp, Inc.	2,105	27,028
Berkshire Hills Bancorp, Inc.	7,550	221,139
Boston Private Financial Holdings, Inc.	12,064	140,606
Bridge Bancorp, Inc.	2,770	81,881
Brookline Bancorp, Inc.	11,654	171,663
Bryn Mawr Bank Corp.	3,324	121,359
Business First Bancshares, Inc.	2,030	49,532
Byline Bancorp, Inc. *	3,780	67,586
C&F Financial Corp.	473	24,908
Cadence Bancorp	20,381	357,483
Cambridge Bancorp	692	51,907
Camden National Corp.	2,479	107,390
Capital Bancorp, Inc. *	1,105	15,050
Capital City Bank Group, Inc.	2,174	59,676
Capstar Financial Holdings, Inc.	2,340	38,797
Carolina Financial Corp.	3,447	122,506
Carter Bank & Trust *(a)	3,622	68,420
Cathay General Bancorp	12,632	438,773
CBTX, Inc.	3,004	83,752
CenterState Bank Corp. (a)	20,213	484,809
Central Pacific Financial Corp.	4,215	119,706
Central Valley Community Bancorp	1,781	36,243
Century Bancorp, Inc., Class A	493	43,187
Chemung Financial Corp.	604	25,368
Citizens & Northern Corp.	1,994	52,402
City Holding Co. (a)	2,598	198,097
Civista Bancshares, Inc.	2,485	53,999
CNB Financial Corp.	2,408	69,110
Coastal Financial Corp. *	1,054	15,926
Codorus Valley Bancorp, Inc.	1,597	37,146
Colony Bankcorp, Inc.	1,122	17,223
Columbia Banking System, Inc. (a)	11,701	431,767
Community Bank System, Inc. (a)	7,732	476,987
Community Bankers Trust Corp.	3,186	27,400
Community Financial Corp. (The)	755	25,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
Community Trust Bancorp, Inc.	2,580	$109,856
ConnectOne Bancorp, Inc.	5,427	120,479
CrossFirst Bankshares, Inc. *	1,065	15,235
Customers Bancorp, Inc. *(a)	4,558	94,533
CVB Financial Corp.	21,743	453,776
DNB Financial Corp.	545	24,258
Eagle Bancorp, Inc. (a)	5,438	242,644
Enterprise Bancorp, Inc.	1,497	44,880
Enterprise Financial Services Corp.	4,028	164,141
Equity Bancshares, Inc., Class A *	2,456	65,845
Esquire Financial Holdings, Inc. *	928	23,014
Evans Bancorp, Inc.	849	31,753
Farmers & Merchants Bancorp, Inc.	1,623	42,133
Farmers National Banc Corp.	4,245	61,468
FB Financial Corp.	2,785	104,577
Fidelity D&D Bancorp, Inc.	444	27,639
Financial Institutions, Inc.	2,657	80,188
First Bancorp, Inc.	1,758	48,327
First Bancorp/NC	4,852	174,187
First Bancorp/PR	34,675	346,056
First Bancshares, Inc. (The)	2,680	86,564
First Bank	2,389	25,873
First Busey Corp.	8,546	216,043
First Business Financial Services, Inc.	1,460	35,157
First Capital, Inc.	515	29,782
First Choice Bancorp	1,671	35,626
First Commonwealth Financial Corp.	14,809	196,664
First Community Bankshares, Inc.	2,602	84,227
First Financial Bancorp (a)	15,473	378,702
First Financial Bankshares, Inc. (a)	21,046	701,463
First Financial Corp.	2,100	91,287
First Financial Northwest, Inc.	1,187	17,544
First Foundation, Inc.	6,351	97,012
First Guaranty Bancshares, Inc.	660	14,612
First Internet Bancorp	1,536	32,886
First Interstate BancSystem, Inc., Class A	6,116	246,108
First Merchants Corp.	9,008	339,016
First Mid Bancshares, Inc.	2,370	82,049
First Midwest Bancorp, Inc. (a)	16,763	326,543
First Northwest Bancorp	1,455	25,201
First of Long Island Corp. (The)	4,010	91,228
Flushing Financial Corp.	4,556	92,054
FNCB Bancorp, Inc.	2,711	21,173
Franklin Financial Network, Inc. (a)	2,148	64,891
Franklin Financial Services Corp.	666	23,676
Fulton Financial Corp.	26,539	429,401
FVCBankcorp, Inc. *	1,891	33,206
German American Bancorp, Inc.	3,797	121,694
Glacier Bancorp, Inc. (a)	13,032	527,275
Great Southern Bancorp, Inc.	1,823	103,820
Great Western Bancorp, Inc.	8,778	289,674
Guaranty Bancshares, Inc.	1,346	41,174
Hancock Whitney Corp.	14,724	563,837
Hanmi Financial Corp.	4,434	83,271
HarborOne Bancorp, Inc. *	4,042	40,683
Hawthorn Bancshares, Inc.	877	20,899
Heartland Financial USA, Inc.	5,704	255,197
Heritage Commerce Corp. (a)	6,929	81,450
Heritage Financial Corp.	5,919	159,576

Common Stocks (continued)
	Shares	Value

Banks (continued)
Hilltop Holdings, Inc.	11,789	$281,639
Home BancShares, Inc. (a)	25,400	477,393
HomeTrust Bancshares, Inc.	2,494	65,019
Hope Bancorp, Inc. (a)	19,484	279,401
Horizon Bancorp, Inc.	6,180	107,285
Howard Bancorp, Inc. *	1,920	32,045
IBERIABANK Corp.	8,510	642,845
Independent Bank Corp.	5,364	400,423
Independent Bank Corp./MI	3,708	79,036
Independent Bank Group, Inc.	5,811	305,717
International Bancshares Corp.	9,074	350,438
Investar Holding Corp.	1,416	33,701
Investors Bancorp, Inc.	37,528	426,318
Lakeland Bancorp, Inc.	8,048	124,181
Lakeland Financial Corp. (a)	4,128	181,549
LCNB Corp.	2,028	35,977
LegacyTexas Financial Group, Inc.	7,828	340,753
Level One Bancorp, Inc.	959	23,131
Live Oak Bancshares, Inc. (a)	4,152	75,151
Macatawa Bank Corp.	3,916	40,687
Mackinac Financial Corp.	1,406	21,737
MainStreet Bancshares, Inc. *	1,133	23,850
Malvern Bancorp, Inc. *	1,288	28,117
Mercantile Bank Corp.	2,650	86,920
Metropolitan Bank Holding Corp. *	1,149	45,190
Mid Penn Bancorp, Inc.	1,147	29,398
Midland States Bancorp, Inc.	3,614	94,145
MidWestOne Financial Group, Inc.	1,980	60,430
MutualFirst Financial, Inc.	887	27,958
MVB Financial Corp.	1,538	30,529
National Bank Holdings Corp., Class A	4,809	164,420
National Bankshares, Inc.	988	39,569
NBT Bancorp, Inc.	6,896	252,325
Nicolet Bankshares, Inc. *	1,380	91,867
Northeast Bank	1,084	24,032
Northrim Bancorp, Inc.	1,166	46,255
Norwood Financial Corp. (a)	842	26,616
Oak Valley Bancorp	1,106	18,548
OFG Bancorp	8,178	179,098
Ohio Valley Banc Corp.	594	21,675
Old Line Bancshares, Inc.	2,435	70,639
Old National Bancorp (a)	27,876	479,607
Old Second Bancorp, Inc.	4,512	55,137
Opus Bank	3,614	78,677
Origin Bancorp, Inc.	3,132	105,674
Orrstown Financial Services, Inc.	1,662	36,398
Pacific Mercantile Bancorp *	3,070	23,056
Pacific Premier Bancorp, Inc. (a)	9,594	299,237
Park National Corp. (a)	2,225	210,952
Parke Bancorp, Inc.	1,449	32,197
PCB Bancorp	2,152	35,400
Peapack Gladstone Financial Corp. (a)	3,086	86,501
Penns Woods Bancorp, Inc.	678	31,358
Peoples Bancorp of North Carolina, Inc.	689	20,470
Peoples Bancorp, Inc.	3,012	95,812
Peoples Financial Services Corp.	1,158	52,446
People’s Utah Bancorp	2,605	73,695
Preferred Bank	2,325	121,784
Premier Financial Bancorp, Inc.	2,163	37,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
QCR Holdings, Inc.	2,420	$91,912
RBB Bancorp	2,657	52,316
Red River Bancshares, Inc. *	138	5,985
Reliant Bancorp, Inc.	1,741	41,749
Renasant Corp.	9,306	325,803
Republic Bancorp, Inc., Class A	1,624	70,563
Republic First Bancorp, Inc. *	7,061	29,656
Richmond Mutual Bancorporation, Inc. *(a)	2,108	29,491
S&T Bancorp, Inc. (a)	5,350	195,436
Sandy Spring Bancorp, Inc.	5,801	195,552
SB One Bancorp	1,359	30,659
Seacoast Banking Corp. of Florida *	8,154	206,378
Select Bancorp, Inc. *	2,342	27,167
ServisFirst Bancshares, Inc. (a)	7,743	256,680
Shore Bancshares, Inc.	2,225	34,287
Sierra Bancorp	2,274	60,397
Simmons First National Corp., Class A	14,665	365,159
SmartFinancial, Inc. *	2,055	42,806
South Plains Financial, Inc.	597	9,731
South State Corp.	5,502	414,301
Southern First Bancshares, Inc. *	1,067	42,520
Southern National Bancorp of Virginia, Inc.	3,119	48,001
Southside Bancshares, Inc.	5,179	176,656
Spirit of Texas Bancshares, Inc. *	1,888	40,686
Stock Yards Bancorp, Inc.	3,348	122,838
Summit Financial Group, Inc.	1,830	46,848
Tompkins Financial Corp. (a)	2,401	194,793
Towne Bank	10,912	303,408
TriCo Bancshares	4,360	158,268
TriState Capital Holdings, Inc. *	3,761	79,131
Triumph Bancorp, Inc. *	4,016	128,070
Trustmark Corp.	10,392	354,471
UMB Financial Corp.	7,222	466,397
Union Bankshares, Inc.	574	18,115
United Bankshares, Inc. (a)	15,983	605,276
United Community Banks, Inc.	11,548	327,386
United Security Bancshares	1,958	20,598
Unity Bancorp, Inc.	1,156	25,605
Univest Financial Corp.	4,770	121,683
Valley National Bancorp (a)	52,804	573,979
Veritex Holdings, Inc. (a)	8,495	206,131
Washington Trust Bancorp, Inc.	2,482	119,905
WesBanco, Inc. (a)	8,626	322,354
West Bancorporation, Inc.	2,768	60,176
Westamerica Bancorp (a)	4,211	261,840

		30,869,058

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A *(a)	1,349	491,144
Celsius Holdings, Inc. *	3,368	11,704
Coca-Cola Consolidated, Inc.	759	230,638
Craft Brew Alliance, Inc. *	1,827	14,963
MGP Ingredients, Inc. (a)	2,146	106,613
National Beverage Corp.	1,973	87,522
New Age Beverages Corp. *(a)	11,703	32,300
Primo Water Corp. *(a)	5,644	69,308

		1,044,192

Common Stocks (continued)
	Shares	Value

Biotechnology 6.7%
Abeona Therapeutics, Inc. *	4,556	$10,297
ACADIA Pharmaceuticals, Inc. *	17,045	613,450
Acceleron Pharma, Inc. *(a)	7,288	287,949
Achillion Pharmaceuticals, Inc. *	21,128	76,061
Acorda Therapeutics, Inc. *(a)	7,561	21,700
Adamas Pharmaceuticals, Inc. *	3,245	16,598
ADMA Biologics, Inc. *	8,236	36,650
Aduro Biotech, Inc. *	9,505	10,075
Adverum Biotechnologies, Inc. *(a)	8,627	47,017
Aeglea BioTherapeutics, Inc. *	4,366	33,575
Affimed NV *	9,747	28,656
Agenus, Inc. *	16,936	43,695
AgeX Therapeutics, Inc. *(a)	3,349	6,564
Aimmune Therapeutics, Inc. *(a)	7,196	150,684
Akcea Therapeutics, Inc. *(a)	2,146	33,027
Akebia Therapeutics, Inc. *(a)	19,121	74,954
Akero Therapeutics, Inc. *(a)	767	17,449
Albireo Pharma, Inc. *	1,677	33,540
Alder Biopharmaceuticals, Inc. *(a)	11,791	222,378
Aldeyra Therapeutics, Inc. *	3,288	17,328
Alector, Inc. *	4,881	70,384
Allakos, Inc. *(a)	3,148	247,527
Allogene Therapeutics, Inc. *(a)	6,268	170,834
AMAG Pharmaceuticals, Inc. *(a)	5,333	61,596
Amicus Therapeutics, Inc. *	41,334	331,499
AnaptysBio, Inc. *	3,974	139,050
Anavex Life Sciences Corp. *(a)	6,914	21,848
Anika Therapeutics, Inc. *	2,158	118,453
Apellis Pharmaceuticals, Inc. *	7,804	187,998
Arcus Biosciences, Inc. *	4,887	44,472
Ardelyx, Inc. *	6,791	31,918
Arena Pharmaceuticals, Inc. *(a)	8,076	369,639
ArQule, Inc. *	17,941	128,637
Arrowhead Pharmaceuticals, Inc. *(a)	15,082	425,011
Assembly Biosciences, Inc. *	3,680	36,174
Atara Biotherapeutics, Inc. *	8,325	117,549
Athenex, Inc. *	11,021	134,071
Athersys, Inc. *(a)	21,565	28,681
Atreca, Inc., Class A *	1,044	12,779
Audentes Therapeutics, Inc. *	7,089	199,130
Avid Bioservices, Inc. *	9,102	48,241
Avrobio, Inc. *	3,335	47,090
Beyondspring, Inc. *	1,707	30,897
BioCryst Pharmaceuticals, Inc. *	18,349	52,570
Biohaven Pharmaceutical Holding Co. Ltd. *	6,318	263,587
BioSpecifics Technologies Corp. *	996	53,306
Bioxcel Therapeutics, Inc. *	964	6,787
Blueprint Medicines Corp. *(a)	7,890	579,678
Bridgebio Pharma, Inc. *(a)	3,624	77,807
Calithera Biosciences, Inc. *	7,715	23,839
Calyxt, Inc. *(a)	1,520	8,573
CareDx, Inc. *(a)	6,641	150,153
CASI Pharmaceuticals, Inc. *(a)	7,360	24,582
Castle Biosciences, Inc. *	593	10,727
Catalyst Pharmaceuticals, Inc. *(a)	16,299	86,548
Celcuity, Inc. *	864	14,671
Cellular Biomedicine Group, Inc. *	1,813	26,941
CEL-SCI Corp. *(a)	4,246	37,959
Checkpoint Therapeutics, Inc. *	3,654	9,099
ChemoCentryx, Inc. *	6,582	44,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Chimerix, Inc. *	8,568	$20,135
Clovis Oncology, Inc. *(a)	7,902	31,055
Coherus Biosciences, Inc. *(a)	10,001	202,620
Concert Pharmaceuticals, Inc. *	3,708	21,803
Constellation Pharmaceuticals, Inc. *(a)	2,312	14,936
Corbus Pharmaceuticals Holdings, Inc. *(a)	9,609	46,796
Cortexyme, Inc. *(a)	467	11,642
Crinetics Pharmaceuticals, Inc. *(a)	1,788	26,892
Cue Biopharma, Inc. *	2,617	22,061
Cyclerion Therapeutics, Inc. *	3,820	46,298
Cytokinetics, Inc. *	8,852	100,736
CytomX Therapeutics, Inc. *	7,509	55,416
Deciphera Pharmaceuticals, Inc. *(a)	3,066	104,060
Denali Therapeutics, Inc. *(a)	7,756	118,822
Dicerna Pharmaceuticals, Inc. *	8,190	117,608
Dynavax Technologies Corp. *(a)	12,666	45,281
Eagle Pharmaceuticals, Inc. *	1,521	86,043
Editas Medicine, Inc. *(a)	8,036	182,739
Eidos Therapeutics, Inc. *(a)	1,804	64,890
Eiger BioPharmaceuticals, Inc. *	3,780	38,745
Emergent BioSolutions, Inc. *(a)	7,379	385,774
Enanta Pharmaceuticals, Inc. *(a)	2,775	166,722
Epizyme, Inc. *	12,557	129,526
Esperion Therapeutics, Inc. *	4,031	147,776
Evelo Biosciences, Inc. *(a)	2,164	13,200
Fate Therapeutics, Inc. *	8,472	131,570
FibroGen, Inc. *(a)	12,547	463,988
Five Prime Therapeutics, Inc. *	5,357	20,758
Flexion Therapeutics, Inc. *(a)	5,219	71,526
Forty Seven, Inc. *	3,605	23,144
G1 Therapeutics, Inc. *	5,470	124,607
Galectin Therapeutics, Inc. *	5,204	19,099
Genomic Health, Inc. *	4,355	295,356
Geron Corp. *(a)	29,626	39,403
Global Blood Therapeutics, Inc. *(a)	9,356	453,953
GlycoMimetics, Inc. *	5,293	22,813
Gossamer Bio, Inc. *	6,908	115,985
Gritstone Oncology, Inc. *(a)	4,007	34,600
Halozyme Therapeutics, Inc. *	23,181	359,537
Harpoon Therapeutics, Inc. *(a)	1,184	16,173
Heron Therapeutics, Inc. *(a)	11,940	220,890
Homology Medicines, Inc. *	3,927	71,079
ImmunoGen, Inc. *	22,306	53,981
Immunomedics, Inc. *(a)	28,294	375,178
Inovio Pharmaceuticals, Inc. *(a)	15,425	31,621
Insmed, Inc. *(a)	14,383	253,716
Intellia Therapeutics, Inc. *(a)	5,915	78,965
Intercept Pharmaceuticals, Inc. *	4,002	265,573
Intrexon Corp. *(a)	11,931	68,245
Invitae Corp. *	13,994	269,664
Iovance Biotherapeutics, Inc. *(a)	18,521	337,082
Ironwood Pharmaceuticals, Inc. *(a)	24,840	213,251
Jounce Therapeutics, Inc. *	2,083	6,936
Kadmon Holdings, Inc. *(a)	21,140	53,273
KalVista Pharmaceuticals, Inc. *	1,887	21,889
Karuna Therapeutics, Inc. *	735	11,995
Karyopharm Therapeutics, Inc. *(a)	9,345	89,899
Kezar Life Sciences, Inc. *	2,697	8,846

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Kindred Biosciences, Inc. *	5,657	$38,750
Kiniksa Pharmaceuticals Ltd., Class A *	2,260	19,233
Kodiak Sciences, Inc. *	3,796	54,587
Krystal Biotech, Inc. *	1,692	58,755
Kura Oncology, Inc. *	5,554	84,254
La Jolla Pharmaceutical Co. *	3,164	27,843
Lexicon Pharmaceuticals, Inc. *(a)	6,188	18,626
Ligand Pharmaceuticals, Inc. *(a)	3,001	298,720
Lineage Cell Therapeutics, Inc. *(a)	17,816	17,460
LogicBio Therapeutics, Inc. *	1,397	15,102
MacroGenics, Inc. *	7,708	98,354
Madrigal Pharmaceuticals, Inc. *(a)	1,266	109,155
Magenta Therapeutics, Inc. *	3,153	32,350
MannKind Corp. *(a)	30,398	37,998
Marker Therapeutics, Inc. *(a)	4,374	22,351
Medicines Co. (The) *(a)	12,212	610,600
MediciNova, Inc. *	6,864	54,603
MEI Pharma, Inc. *	10,968	18,426
MeiraGTx Holdings plc *	2,524	40,258
Mersana Therapeutics, Inc. *	5,818	9,192
Millendo Therapeutics, Inc. *(a)	1,512	10,750
Minerva Neurosciences, Inc. *	4,566	35,387
Mirati Therapeutics, Inc. *	4,398	342,648
Molecular Templates, Inc. *	2,739	18,050
Momenta Pharmaceuticals, Inc. *(a)	15,942	206,608
Morphic Holding, Inc. *(a)	793	14,361
Mustang Bio, Inc. *	4,516	14,722
Myriad Genetics, Inc. *	11,348	324,893
Natera, Inc. *(a)	9,033	296,282
Neon Therapeutics, Inc. *(a)	2,498	4,297
NextCure, Inc. *	483	14,901
Novavax, Inc. *(a)	4,058	20,371
Oncocyte Corp. *(a)	3,453	7,251
OPKO Health, Inc. *(a)	55,061	115,078
Organogenesis Holdings, Inc. *(a)	1,651	10,847
Palatin Technologies, Inc. *	34,121	31,009
PDL BioPharma, Inc. *(a)	19,905	42,995
Pfenex, Inc. *	4,697	39,643
PhaseBio Pharmaceuticals, Inc. *	2,199	9,170
Pieris Pharmaceuticals, Inc. *	7,684	26,202
PolarityTE, Inc. *(a)	2,819	9,105
Portola Pharmaceuticals, Inc. *(a)	12,075	323,852
Precision BioSciences, Inc. *(a)	1,484	12,451
Prevail Therapeutics, Inc. *	1,190	14,613
Principia Biopharma, Inc. *	2,162	61,055
Progenics Pharmaceuticals, Inc. *	14,042	70,982
Protagonist Therapeutics, Inc. *	2,431	29,196
Prothena Corp. plc *	6,682	52,387
PTC Therapeutics, Inc. *(a)	9,252	312,903
Puma Biotechnology, Inc. *	5,016	53,997
Ra Pharmaceuticals, Inc. *(a)	5,616	132,818
Radius Health, Inc. *	7,291	187,743
Recro Pharma, Inc. *	2,787	30,880
REGENXBIO, Inc. *(a)	5,393	191,991
Repligen Corp. *(a)	8,352	640,515
Replimune Group, Inc. *	1,851	25,729
Retrophin, Inc. *	6,723	77,920
Rhythm Pharmaceuticals, Inc. *	3,717	80,250
Rigel Pharmaceuticals, Inc. *(a)	26,088	48,785
Rocket Pharmaceuticals, Inc. *	4,817	56,118

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Rubius Therapeutics, Inc. *(a)	5,657	$44,407
Sangamo Therapeutics, Inc. *(a)	18,575	168,104
Savara, Inc. *	4,348	11,522
Scholar Rock Holding Corp. *(a)	2,595	23,225
Seres Therapeutics, Inc. *	5,360	21,494
Solid Biosciences, Inc. *(a)	2,550	26,367
Sorrento Therapeutics, Inc. *(a)	18,938	40,527
Spark Therapeutics, Inc. *	5,555	538,724
Spectrum Pharmaceuticals, Inc. *	18,058	149,791
Spero Therapeutics, Inc. *	1,773	18,794
Stemline Therapeutics, Inc. *(a)	7,248	75,452
Stoke Therapeutics, Inc. *	1,468	31,547
Sutro Biopharma, Inc. *	1,746	15,871
Syndax Pharmaceuticals, Inc. *	3,247	24,255
Synlogic, Inc. *	2,288	5,240
Synthorx, Inc. *	1,429	23,250
Syros Pharmaceuticals, Inc. *(a)	5,582	57,941
TCR2 Therapeutics, Inc. *(a)	2,026	30,451
TG Therapeutics, Inc. *(a)	12,717	71,406
Tocagen, Inc. *	3,315	2,196
Translate Bio, Inc. *	4,815	47,717
Turning Point Therapeutics, Inc. *	1,075	40,420
Twist Bioscience Corp. *	3,431	81,932
Tyme Technologies, Inc. *(a)	9,871	11,747
Ultragenyx Pharmaceutical, Inc. *(a)	8,839	378,132
UNITY Biotechnology, Inc. *(a)	4,539	27,688
UroGen Pharma Ltd. *(a)	3,027	72,133
Vanda Pharmaceuticals, Inc. *	8,427	111,911
VBI Vaccines, Inc. *	13,707	6,459
Veracyte, Inc. *	7,523	180,552
Vericel Corp. *(a)	7,109	107,630
Viking Therapeutics, Inc. *(a)	10,500	72,240
Voyager Therapeutics, Inc. *	3,902	67,153
X4 Pharmaceuticals, Inc. *	1,899	24,136
XBiotech, Inc. *	2,682	28,054
Xencor, Inc. *(a)	7,650	258,035
Y-mAbs Therapeutics, Inc. *	3,286	85,633
ZIOPHARM Oncology, Inc. *(a)	25,931	110,985

		21,841,242

Building Products 1.5%
AAON, Inc. (a)	6,628	304,490
Advanced Drainage Systems, Inc.	5,872	189,489
American Woodmark Corp. *	2,731	242,813
Apogee Enterprises, Inc.	4,253	165,824
Armstrong Flooring, Inc. *	2,540	16,231
Builders FirstSource, Inc. *	18,438	379,362
Caesarstone Ltd.	3,562	59,165
Continental Building Products, Inc. *	5,730	156,372
Cornerstone Building Brands, Inc. *(a)	7,459	45,127
CSW Industrials, Inc.	2,384	164,568
Gibraltar Industries, Inc. *(a)	5,220	239,807
Griffon Corp. (a)	5,898	123,681
Insteel Industries, Inc.	2,859	58,695
JELD-WEN Holding, Inc. *	10,927	210,782
Masonite International Corp. *	4,077	236,466
Patrick Industries, Inc. *	3,601	154,411
PGT Innovations, Inc. *	9,160	158,193
Quanex Building Products Corp.	5,327	96,312
Simpson Manufacturing Co., Inc.	7,230	501,545

Common Stocks (continued)
	Shares	Value

Building Products (continued)
Trex Co., Inc. *(a)	9,489	$862,835
Universal Forest Products, Inc.	9,617	383,526

		4,749,694

Capital Markets 1.4%
Ares Management Corp. (a)	10,823	290,165
Artisan Partners Asset Management, Inc., Class A	8,144	229,987
Assetmark Financial Holdings, Inc. *	2,210	57,570
Associated Capital Group, Inc., Class A	391	13,916
B. Riley Financial, Inc.	3,330	78,655
Blucora, Inc. *	7,785	168,467
Brightsphere Investment Group, Inc.	11,722	116,165
Cohen & Steers, Inc. (a)	3,718	204,230
Cowen, Inc., Class A *(a)	4,695	72,256
Diamond Hill Investment Group, Inc.	515	71,137
Donnelley Financial Solutions, Inc. *	5,319	65,530
Federated Investors, Inc., Class B (a)	15,590	505,272
Focus Financial Partners, Inc., Class A *	4,905	116,739
GAIN Capital Holdings, Inc. (a)	4,075	21,516
GAMCO Investors, Inc., Class A	861	16,832
Greenhill & Co., Inc.	2,718	35,660
Hamilton Lane, Inc., Class A	3,521	200,556
Houlihan Lokey, Inc.	6,734	303,703
INTL. FCStone, Inc. *	2,604	106,920
Ladenburg Thalmann Financial Services, Inc.	19,146	45,376
Moelis & Co., Class A	7,718	253,536
Oppenheimer Holdings, Inc., Class A	1,633	49,088
Piper Jaffray Cos. (a)	2,283	172,321
PJT Partners, Inc., Class A (a)	3,767	153,317
Pzena Investment Management, Inc., Class A	3,204	28,580
Safeguard Scientifics, Inc. *	2,896	32,841
Sculptor Capital Management, Inc. (a)	2,729	53,161
Siebert Financial Corp. *	996	9,163
Silvercrest Asset Management Group, Inc., Class A	1,463	17,995
Stifel Financial Corp.	10,926	626,934
Value Line, Inc.	289	6,575
Virtus Investment Partners, Inc.	1,119	123,728
Waddell & Reed Financial, Inc., Class A (a)	11,839	203,394
Westwood Holdings Group, Inc.	1,287	35,611
WisdomTree Investments, Inc. (a)	21,639	113,064

		4,599,960

Chemicals 1.8%
Advanced Emissions Solutions, Inc. (a)	2,872	42,620
AdvanSix, Inc. *	4,664	119,958
American Vanguard Corp.	4,564	71,655
Amyris, Inc. *(a)	6,698	31,882
Balchem Corp. (a)	5,203	516,086
Chase Corp.	1,186	129,737
Ferro Corp. *	13,344	158,260

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
Flotek Industries, Inc. *	7,980	$17,556
FutureFuel Corp.	4,080	48,715
GCP Applied Technologies, Inc. *	8,793	169,265
Hawkins, Inc.	1,505	63,962
HB Fuller Co. (a)	8,237	383,515
Ingevity Corp. *	6,790	576,064
Innophos Holdings, Inc.	3,230	104,846
Innospec, Inc.	3,934	350,677
Intrepid Potash, Inc. *	14,844	48,540
Koppers Holdings, Inc. *	2,964	86,578
Kraton Corp. *	5,082	164,098
Kronos Worldwide, Inc. (a)	3,522	43,567
Livent Corp. *	24,036	160,801
LSB Industries, Inc. *	3,153	16,333
Marrone Bio Innovations, Inc. *(a)	7,916	11,162
Minerals Technologies, Inc.	5,732	304,312
OMNOVA Solutions, Inc. *	6,803	68,506
Orion Engineered Carbons SA (a)	9,631	160,934
PolyOne Corp.	12,474	407,276
PQ Group Holdings, Inc. *	6,099	97,218
Quaker Chemical Corp. (a)	2,121	335,415
Rayonier Advanced Materials, Inc.	7,874	34,094
Sensient Technologies Corp. (a)	6,841	469,635
Stepan Co.	3,311	321,366
Trecora Resources *(a)	3,221	29,053
Tredegar Corp.	4,022	78,509
Trinseo SA	6,558	281,666
Tronox Holdings plc, Class A (a)	14,779	122,666
Valhi, Inc.	3,667	6,967

		6,033,494

Commercial Services & Supplies 2.7%
ABM Industries, Inc. (a)	10,758	390,731
ACCO Brands Corp.	15,423	152,225
Advanced Disposal Services, Inc. *	11,727	381,948
Brady Corp., Class A	7,730	410,076
BrightView Holdings, Inc. *	5,049	86,590
Brink’s Co. (The)	8,059	668,494
Casella Waste Systems, Inc., Class A *	7,192	308,824
CECO Environmental Corp. *	5,035	35,169
Charah Solutions, Inc. *	1,374	2,913
Cimpress NV *	3,506	462,231
CompX International, Inc.	256	3,668
Covanta Holding Corp. (a)	19,150	331,103
Deluxe Corp. (a)	7,041	346,136
Ennis, Inc. (a)	4,114	83,144
Healthcare Services Group, Inc. (a)	12,019	291,942
Heritage-Crystal Clean, Inc. *	2,302	61,003
Herman Miller, Inc.	9,564	440,805
HNI Corp.	7,055	250,453
Interface, Inc.	9,675	139,707
Kimball International, Inc., Class B	5,619	108,447
Knoll, Inc.	7,974	202,141
LSC Communications, Inc.	4,966	6,853
Matthews International Corp., Class A (a)	5,036	178,224
McGrath RentCorp	3,910	272,097
Mobile Mini, Inc. (a)	7,279	268,304
MSA Safety, Inc. (a)	5,705	622,473
NL Industries, Inc. *	1,098	4,128
NRC Group Holdings Corp. *	1,545	19,220

Common Stocks (continued)
	Shares	Value

Commercial Services & Supplies (continued)
PICO Holdings, Inc. *	3,189	$32,177
Pitney Bowes, Inc. (a)	25,679	117,353
Quad/Graphics, Inc.	4,856	51,037
RR Donnelley & Sons Co. (a)	10,977	41,383
SP Plus Corp. *(a)	3,716	137,492
Steelcase, Inc., Class A	14,068	258,851
Team, Inc. *	4,662	84,149
Tetra Tech, Inc.	8,817	764,963
UniFirst Corp.	2,445	477,068
US Ecology, Inc. (a)	3,575	228,586
Viad Corp.	3,258	218,775
VSE Corp.	1,347	45,919

		8,986,802

Communications Equipment 1.1%
Acacia Communications, Inc. *	6,063	396,520
ADTRAN, Inc.	7,851	89,070
Applied Optoelectronics, Inc. *(a)	2,957	33,178
CalAmp Corp. *	5,396	62,162
Calix, Inc. *(a)	7,828	50,021
Cambium Networks Corp. *	696	6,751
Casa Systems, Inc. *	5,184	40,720
Clearfield, Inc. *	1,689	20,015
Comtech Telecommunications Corp.	3,808	123,760
DASAN Zhone Solutions, Inc. *	858	7,859
Digi International, Inc. *	4,694	63,932
Extreme Networks, Inc. *	19,291	140,342
Harmonic, Inc. *	14,034	92,344
Infinera Corp. *(a)	28,425	154,916
Inseego Corp. *(a)	7,166	34,397
InterDigital, Inc.	5,067	265,865
KVH Industries, Inc. *	2,271	24,186
Lumentum Holdings, Inc. *	12,360	662,002
NETGEAR, Inc. *	5,108	164,580
NetScout Systems, Inc. *	11,798	272,062
Plantronics, Inc. (a)	5,413	202,013
Ribbon Communications, Inc. *	9,718	56,753
TESSCO Technologies, Inc.	996	14,312
Viavi Solutions, Inc. *	37,120	519,866

		3,497,626

Construction & Engineering 1.1%
Aegion Corp. *	5,083	108,674
Ameresco, Inc., Class A *(a)	3,564	57,273
Arcosa, Inc.	7,854	268,685
Argan, Inc.	2,406	94,532
Comfort Systems USA, Inc.	5,882	260,161
Concrete Pumping Holdings, Inc. *	1,766	7,011
Construction Partners, Inc., Class A *	1,913	29,804
Dycom Industries, Inc. *	4,915	250,911
EMCOR Group, Inc.	9,007	775,683
Granite Construction, Inc. (a)	7,581	243,577
Great Lakes Dredge & Dock Corp. *	9,837	102,797
IES Holdings, Inc. *	1,269	26,129
MasTec, Inc. *(a)	9,672	628,003
MYR Group, Inc. *	2,509	78,507
Northwest Pipe Co. *	1,633	45,969
NV5 Global, Inc. *(a)	1,644	112,236
Primoris Services Corp.	7,180	140,800
Sterling Construction Co., Inc. *	4,306	56,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Construction & Engineering (continued)
Tutor Perini Corp. *(a)	6,477	$92,815
WillScot Corp. *	8,339	129,922

		3,510,113

Construction Materials 0.2%
Forterra, Inc. *(a)	2,705	19,557
Summit Materials, Inc., Class A *	18,202	404,085
United States Lime & Minerals, Inc.	290	22,185
US Concrete, Inc. *	2,637	145,773

		591,600

Consumer Finance 0.6%
Curo Group Holdings Corp. *(a)	2,818	37,423
Elevate Credit, Inc. *	3,319	13,973
Encore Capital Group, Inc. *(a)	4,996	166,492
Enova International, Inc. *	5,234	108,605
EZCORP, Inc., Class A *	8,438	54,467
FirstCash, Inc.	6,846	627,573
Green Dot Corp., Class A *	7,826	197,607
LendingClub Corp. *(a)	10,682	139,721
Medallion Financial Corp. *(a)	3,315	21,216
Nelnet, Inc., Class A	2,894	184,058
PRA Group, Inc. *(a)	7,309	246,971
Regional Management Corp. *	1,473	41,480
World Acceptance Corp. *	1,014	129,295

		1,968,881

Containers & Packaging 0.1%
Greif, Inc., Class A	4,215	159,707
Greif, Inc., Class B	970	44,193
Myers Industries, Inc.	5,746	101,417
UFP Technologies, Inc. *	1,092	42,151

		347,468

Distributors 0.1%
Core-Mark Holding Co., Inc. (a)	7,323	235,178
Funko, Inc., Class A *	2,747	56,519
Greenlane Holdings, Inc., Class A *(a)	1,043	3,536
Weyco Group, Inc.	905	20,462

		315,695

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc. *	9,130	347,762
American Public Education, Inc. *	2,700	60,318
Career Education Corp. *	11,115	176,617
Carriage Services, Inc.	2,897	59,215
Chegg, Inc. *(a)	18,728	560,904
Collectors Universe, Inc.	1,288	36,682
Houghton Mifflin Harcourt Co. *(a)	16,956	90,375
K12, Inc. *	6,230	164,472
Laureate Education, Inc., Class A *	16,900	280,117
OneSpaWorld Holdings Ltd. *(a)	7,283	113,105
Regis Corp. *(a)	4,630	93,619
Select Interior Concepts, Inc., Class A *	3,439	44,604
Sotheby’s *	5,130	292,307
Strategic Education, Inc.	3,442	467,699
WW International, Inc. *	7,551	285,579

		3,073,375

Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,994	99,581
Cannae Holdings, Inc. *	10,939	300,494
FGL Holdings	23,883	190,586
Marlin Business Services Corp.	1,548	38,994

Common Stocks (continued)
	Shares	Value

Diversified Financial Services (continued)
On Deck Capital, Inc. *	10,842	$36,429

		666,084

Diversified Telecommunication Services 0.6%
Anterix, Inc. *	1,696	61,395
ATN International, Inc. (a)	1,799	105,008
Bandwidth, Inc., Class A *(a)	2,597	169,091
Cincinnati Bell, Inc. *(a)	7,888	39,992
Cogent Communications Holdings, Inc.	6,829	376,278
Consolidated Communications Holdings, Inc. (a)	10,904	51,903
Frontier Communications Corp. *(a)	15,719	13,628
IDT Corp., Class B *	2,699	28,421
Intelsat SA *(a)	10,836	247,061
Iridium Communications, Inc. *	16,019	340,884
Ooma, Inc. *	2,962	30,805
ORBCOMM, Inc. *(a)	12,249	58,305
Pareteum Corp. *(a)	17,387	22,429
Vonage Holdings Corp. *	36,643	414,066

		1,959,266

Electric Utilities 1.1%
ALLETE, Inc.	8,381	732,583
El Paso Electric Co.	6,558	439,911
Genie Energy Ltd., Class B (a)	2,326	17,352
MGE Energy, Inc.	5,659	451,984
Otter Tail Corp.	6,385	343,194
PNM Resources, Inc.	12,836	668,499
Portland General Electric Co.	14,508	817,816
Spark Energy, Inc., Class A (a)	1,698	17,914

		3,489,253

Electrical Equipment 0.8%
Allied Motion Technologies, Inc.	1,096	38,700
American Superconductor Corp. *(a)	3,371	26,429
Atkore International Group, Inc. *	7,443	225,895
AZZ, Inc.	4,212	183,475
Bloom Energy Corp., Class A *(a)	8,878	28,853
Encore Wire Corp.	3,290	185,161
Energous Corp. *(a)	5,002	16,582
EnerSys	6,896	454,722
Generac Holdings, Inc. *	9,867	772,981
Plug Power, Inc. *(a)	37,108	97,594
Powell Industries, Inc.	1,374	53,792
Preformed Line Products Co.	444	24,238
Sunrun, Inc. *(a)	18,244	304,766
Thermon Group Holdings, Inc. *	5,335	122,598
TPI Composites, Inc. *(a)	4,656	87,300
Vicor Corp. *(a)	2,937	86,700
Vivint Solar, Inc. *(a)	6,782	44,354

		2,754,140

Electronic Equipment, Instruments & Components 2.4%
Airgain, Inc. *	1,495	17,566
Akoustis Technologies, Inc. *(a)	4,033	31,256
Anixter International, Inc. *	4,922	340,209
Arlo Technologies, Inc. *	12,679	43,235
AVX Corp. (a)	7,650	116,280
Badger Meter, Inc. (a)	4,630	248,631
Bel Fuse, Inc., Class B	1,401	21,057
Belden, Inc.	6,281	335,029
Benchmark Electronics, Inc.	6,179	179,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Coda Octopus Group, Inc. *(a)	741	$6,084
CTS Corp.	5,277	170,764
Daktronics, Inc.	5,588	41,267
ePlus, Inc. *	2,177	165,648
Fabrinet *	5,895	308,308
FARO Technologies, Inc. *	2,798	135,283
Fitbit, Inc., Class A *(a)	35,906	136,802
II-VI, Inc. *(a)	14,336	504,771
Insight Enterprises, Inc. *	5,733	319,271
Iteris, Inc. *	6,815	39,152
Itron, Inc. *	5,544	410,034
KEMET Corp.	9,229	167,783
Kimball Electronics, Inc. *	4,025	58,403
Knowles Corp. *(a)	13,209	268,671
Methode Electronics, Inc.	5,988	201,436
MTS Systems Corp.	2,911	160,833
Napco Security Technologies, Inc. *(a)	1,749	44,634
nLight, Inc. *	5,268	82,497
Novanta, Inc. *	5,439	444,475
OSI Systems, Inc. *	2,690	273,196
PAR Technology Corp. *(a)	1,769	42,049
PC Connection, Inc.	1,793	69,748
Plexus Corp. *(a)	4,667	291,734
Rogers Corp. *	2,989	408,626
Sanmina Corp. *	10,952	351,669
ScanSource, Inc. *	4,171	127,424
Tech Data Corp. *	5,884	613,348
TTM Technologies, Inc. *(a)	16,081	196,108
Vishay Intertechnology, Inc.	21,504	364,063
Vishay Precision Group, Inc. *	1,607	52,613
Wrap Technologies, Inc. *(a)	1,232	5,027

		7,794,546

Energy Equipment & Services 1.0%
Archrock, Inc.	21,030	209,669
C&J Energy Services, Inc. *	10,696	114,768
Cactus, Inc., Class A *	7,592	219,713
Covia Holdings Corp. *(a)	7,625	15,403
Diamond Offshore Drilling, Inc. *(a)	10,829	60,209
DMC Global, Inc. (a)	2,333	102,605
Dril-Quip, Inc. *(a)	5,862	294,155
Era Group, Inc. *	3,632	38,354
Exterran Corp. *	4,892	63,890
Forum Energy Technologies, Inc. *	14,108	21,867
Frank’s International NV *	17,224	81,814
FTS International, Inc. *(a)	5,014	11,231
Geospace Technologies Corp. *	2,100	32,277
Helix Energy Solutions Group, Inc. *	22,989	185,291
Independence Contract Drilling, Inc. *	6,310	7,572
Keane Group, Inc. *	8,188	49,619
KLX Energy Services Holdings, Inc. *(a)	3,383	29,246
Liberty Oilfield Services, Inc., Class A (a)	8,663	93,820
Mammoth Energy Services, Inc.	1,890	4,687
Matrix Service Co. *	4,289	73,513
McDermott International, Inc. *	29,317	59,220
Nabors Industries Ltd. (a)	57,130	106,833

Common Stocks (continued)
	Shares	Value

Energy Equipment & Services (continued)
National Energy Services Reunited Corp. *	3,788	$25,304
Natural Gas Services Group, Inc. *	2,199	28,169
NCS Multistage Holdings, Inc. *	1,536	3,072
Newpark Resources, Inc. *(a)	14,431	109,964
Nine Energy Service, Inc. *	2,650	16,351
Noble Corp. plc *(a)	38,339	48,691
Oceaneering International, Inc. *	16,016	217,017
Oil States International, Inc. *	9,735	129,476
Pacific Drilling SA *	4,793	18,741
Parker Drilling Co. *	1,500	28,380
ProPetro Holding Corp. *	12,912	117,370
RigNet, Inc. *	2,183	16,918
RPC, Inc. (a)	9,459	53,065
SEACOR Holdings, Inc. *	2,811	132,314
SEACOR Marine Holdings, Inc. *	3,106	39,042
Seadrill Ltd. *(a)	9,486	19,921
Select Energy Services, Inc., Class A *	9,583	82,989
Smart Sand, Inc. *(a)	3,181	9,002
Solaris Oilfield Infrastructure, Inc., Class A (a)	4,960	66,563
TETRA Technologies, Inc. *	18,055	36,291
Tidewater, Inc. *	6,109	92,307
US Silica Holdings, Inc. (a)	11,651	111,384
US Well Services, Inc. *(a)	2,969	6,502

		3,284,589

Entertainment 0.3%
AMC Entertainment Holdings, Inc., Class A (a)	8,076	86,413
Eros International plc *	11,402	21,778
Gaia, Inc. *(a)	1,635	10,685
Glu Mobile, Inc. *	18,752	93,573
IMAX Corp. *	8,335	182,953
Liberty Media Corp.-Liberty Braves, Class C *	5,852	162,393
Liberty Media Corp-Liberty Braves, Class A *	1,545	42,997
LiveXLive Media, Inc. *	4,730	9,484
Marcus Corp. (The)	3,605	133,421
Reading International, Inc., Class A *	2,919	34,911
Rosetta Stone, Inc. *	3,223	56,080

		834,688

Equity Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	13,526	386,573
Agree Realty Corp.	6,611	483,595
Alexander & Baldwin, Inc.	11,115	272,429
Alexander’s, Inc.	348	121,247
American Assets Trust, Inc.	7,819	365,460
American Finance Trust, Inc.	17,257	240,908
Armada Hoffler Properties, Inc.	8,414	152,209
Ashford Hospitality Trust, Inc.	15,705	51,984
Bluerock Residential Growth REIT, Inc.	3,714	43,714
Braemar Hotels & Resorts, Inc.	4,559	42,809
BRT Apartments Corp.	1,701	24,801
CareTrust REIT, Inc.	15,424	362,541
CatchMark Timber Trust, Inc., Class A	7,633	81,444
CBL & Associates Properties, Inc.	25,168	32,467
Cedar Realty Trust, Inc.	13,747	41,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Chatham Lodging Trust	7,555	$137,123
CIM Commercial Trust Corp.	205	3,177
City Office REIT, Inc.	6,372	91,693
Clipper Realty, Inc.	2,339	23,834
Community Healthcare Trust, Inc.	2,922	130,175
CoreCivic, Inc.	19,300	333,504
CorEnergy Infrastructure Trust, Inc.	2,126	100,390
CorePoint Lodging, Inc.	6,927	70,032
DiamondRock Hospitality Co.	32,913	337,358
Easterly Government Properties, Inc.	12,906	274,898
EastGroup Properties, Inc.	5,963	745,494
Essential Properties Realty Trust, Inc.	12,277	281,266
Farmland Partners, Inc.	4,621	30,868
First Industrial Realty Trust, Inc.	20,332	804,334
Four Corners Property Trust, Inc.	11,065	312,918
Franklin Street Properties Corp.	16,580	140,267
Front Yard Residential Corp.	8,203	94,827
GEO Group, Inc. (The)	19,269	334,124
Getty Realty Corp.	5,488	175,945
Gladstone Commercial Corp.	4,963	116,630
Gladstone Land Corp.	2,638	31,379
Global Medical REIT, Inc.	5,050	57,570
Global Net Lease, Inc.	13,755	268,222
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,260	299,079
Healthcare Realty Trust, Inc.	20,696	693,316
Hersha Hospitality Trust	5,534	82,346
Independence Realty Trust, Inc.	14,661	209,799
Industrial Logistics Properties Trust	10,587	224,974
Innovative Industrial Properties, Inc.	1,744	161,093
Investors Real Estate Trust	1,972	147,249
iStar, Inc.	9,727	126,937
Jernigan Capital, Inc.	3,446	66,335
Kite Realty Group Trust	13,597	219,592
Lexington Realty Trust	37,138	380,665
LTC Properties, Inc.	6,434	329,549
Mack-Cali Realty Corp.	14,015	303,565
Monmouth Real Estate Investment Corp.	14,826	213,643
National Health Investors, Inc.	6,802	560,417
National Storage Affiliates Trust	9,530	318,016
New Senior Investment Group, Inc.	13,448	89,833
NexPoint Residential Trust, Inc.	3,027	141,543
Office Properties Income Trust	7,752	237,521
One Liberty Properties, Inc.	2,540	69,926
Pebblebrook Hotel Trust	21,066	586,056
Pennsylvania REIT	11,236	64,270
Physicians Realty Trust	30,088	534,062
Piedmont Office Realty Trust, Inc., Class A	20,391	425,764
PotlatchDeltic Corp.	10,710	440,020
Preferred Apartment Communities, Inc., Class A	7,063	102,060
PS Business Parks, Inc.	3,224	586,607
QTS Realty Trust, Inc., Class A	8,853	455,133
Retail Opportunity Investments Corp.	18,374	334,958
Retail Value, Inc.	2,402	88,970
Rexford Industrial Realty, Inc.	17,680	778,274
RLJ Lodging Trust	28,024	476,128

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RPT Realty	12,840	$173,982
Ryman Hospitality Properties, Inc.	7,418	606,867
Sabra Health Care REIT, Inc.	30,635	703,380
Safehold, Inc.	1,665	50,783
Saul Centers, Inc.	1,940	105,749
Senior Housing Properties Trust	38,254	354,041
Seritage Growth Properties, Class A	5,468	232,335
STAG Industrial, Inc.	20,676	609,528
Summit Hotel Properties, Inc.	16,967	196,817
Sunstone Hotel Investors, Inc.	36,528	501,895
Tanger Factory Outlet Centers, Inc.	14,761	228,500
Terreno Realty Corp.	10,386	530,621
UMH Properties, Inc.	5,745	80,890
Uniti Group, Inc.	29,904	232,205
Universal Health Realty Income Trust	2,080	213,824
Urban Edge Properties	18,708	370,231
Urstadt Biddle Properties, Inc., Class A	4,743	112,409
Washington Prime Group, Inc.	30,839	127,673
Washington REIT	13,032	356,556
Whitestone REIT	6,013	82,739
Xenia Hotels & Resorts, Inc.	18,394	388,481

		23,606,656

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	5,119	114,819
BJ’s Wholesale Club Holdings, Inc. *	18,081	467,755
Chefs’ Warehouse, Inc. (The) *(a)	3,919	158,014
HF Foods Group, Inc. *(a)	1,197	20,409
Ingles Markets, Inc., Class A (a)	2,192	85,181
Natural Grocers by Vitamin Cottage, Inc. *	1,316	13,147
Performance Food Group Co. *	16,652	766,159
PriceSmart, Inc. (a)	3,658	260,084
Rite Aid Corp. *(a)	9,094	63,203
SpartanNash Co.	6,081	71,938
United Natural Foods, Inc. *	7,975	91,872
Village Super Market, Inc., Class A (a)	1,277	33,777
Weis Markets, Inc. (a)	1,484	56,600

		2,202,958

Food Products 1.2%
Alico, Inc.	653	22,215
B&G Foods, Inc. (a)	10,504	198,631
Bridgford Foods Corp. *	271	8,176
Calavo Growers, Inc. (a)	2,620	249,372
Cal-Maine Foods, Inc. (a)	5,096	203,611
Darling Ingredients, Inc. *	26,531	507,538
Dean Foods Co. (a)	14,177	16,445
Farmer Brothers Co. *	1,871	24,229
Fresh Del Monte Produce, Inc.	5,043	172,017
Freshpet, Inc. *	5,560	276,721
Hostess Brands, Inc. *(a)	19,291	269,785
J&J Snack Foods Corp. (a)	2,435	467,520
John B Sanfilippo & Son, Inc.	1,417	136,882
Lancaster Colony Corp.	3,050	422,882
Landec Corp. *	4,083	44,382
Limoneira Co. (a)	2,345	43,054
Sanderson Farms, Inc.	3,218	486,980
Seneca Foods Corp., Class A *	1,127	35,140
Simply Good Foods Co. (The) *	11,428	331,298

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Food Products (continued)
Tootsie Roll Industries, Inc. (a)	2,716	$100,872

		4,017,750

Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,591	246,974
New Jersey Resources Corp. (a)	14,350	648,907
Northwest Natural Holding Co.	4,899	349,495
ONE Gas, Inc.	8,435	810,688
RGC Resources, Inc.	1,192	34,854
South Jersey Industries, Inc.	14,974	492,794
Southwest Gas Holdings, Inc.	8,767	798,148
Spire, Inc.	8,037	701,148

		4,083,008

Health Care Equipment & Supplies 3.7%
Accuray, Inc. *	14,650	40,580
Alphatec Holdings, Inc. *	6,086	30,552
AngioDynamics, Inc. *	5,957	109,728
Antares Pharma, Inc. *	26,121	87,375
Apyx Medical Corp. *	5,306	35,922
AtriCure, Inc. *	6,010	149,889
Atrion Corp. (a)	231	179,988
Avanos Medical, Inc. *(a)	7,656	286,794
Avedro, Inc. *	1,242	28,193
Axogen, Inc. *(a)	5,486	68,465
Axonics Modulation Technologies, Inc. *(a)	2,491	67,058
BioLife Solutions, Inc. *	1,075	17,872
BioSig Technologies, Inc. *(a)	2,489	20,534
Cardiovascular Systems, Inc. *	5,519	262,263
Cerus Corp. *	22,076	113,802
Conformis, Inc. *	10,282	19,124
CONMED Corp. (a)	4,384	421,522
Corindus Vascular Robotics, Inc. *	14,797	63,331
CryoLife, Inc. *	5,902	160,239
CryoPort, Inc. *(a)	5,095	83,329
Cutera, Inc. *	2,241	65,504
CytoSorbents Corp. *(a)	4,784	24,064
ElectroCore, Inc. *(a)	2,038	4,463
GenMark Diagnostics, Inc. *(a)	9,056	54,879
Glaukos Corp. *	5,759	359,995
Globus Medical, Inc., Class A *	12,281	627,805
Haemonetics Corp. *	8,269	1,043,052
Heska Corp. *(a)	1,125	79,729
Inogen, Inc. *(a)	2,956	141,622
Integer Holdings Corp. *	5,248	396,539
IntriCon Corp. *	1,365	26,536
Invacare Corp. (a)	5,120	38,400
iRadimed Corp. *(a)	833	17,510
iRhythm Technologies, Inc. *(a)	3,998	296,292
Lantheus Holdings, Inc. *	6,160	154,400
LeMaitre Vascular, Inc. (a)	2,633	89,996
LivaNova plc *	7,846	578,956
Meridian Bioscience, Inc.	6,901	65,490
Merit Medical Systems, Inc. *	8,646	263,357
Mesa Laboratories, Inc.	621	147,655
Misonix, Inc. *	1,168	23,477
Natus Medical, Inc. *	5,464	173,974
Neogen Corp. *(a)	8,284	564,223
Neuronetics, Inc. *	1,887	15,681
Nevro Corp. *(a)	4,777	410,679
Novocure Ltd. *	14,028	1,049,014
NuVasive, Inc. *	8,390	531,758

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc. *	10,067	$75,200
Orthofix Medical, Inc. *	2,921	154,871
OrthoPediatrics Corp. *	1,416	49,928
Pulse Biosciences, Inc. *(a)	1,727	26,665
Quidel Corp. *	5,722	351,045
Rockwell Medical, Inc. *(a)	9,080	25,061
RTI Surgical Holdings, Inc. *	8,836	25,183
SeaSpine Holdings Corp. *	2,335	28,510
Senseonics Holdings, Inc. *(a)	17,303	17,104
Shockwave Medical, Inc. *(a)	1,070	32,025
SI-BONE, Inc. *	2,588	45,730
Sientra, Inc. *(a)	5,934	38,452
Silk Road Medical, Inc. *	1,882	61,221
Soliton, Inc. *(a)	923	9,867
STAAR Surgical Co. *(a)	7,184	185,204
Surmodics, Inc. *	2,174	99,439
Tactile Systems Technology, Inc. *	2,934	124,167
Tandem Diabetes Care, Inc. *	8,965	528,756
TransEnterix, Inc. *(a)	30,013	18,602
TransMedics Group, Inc. *(a)	1,067	25,341
Utah Medical Products, Inc.	534	51,179
Vapotherm, Inc. *	2,379	22,529
Varex Imaging Corp. *	6,144	175,350
ViewRay, Inc. *(a)	11,209	32,506
Wright Medical Group NV *	20,364	420,109
Zynex, Inc. (a)	2,486	23,642

		12,139,296

Health Care Providers & Services 1.9%
Addus HomeCare Corp. *	1,700	134,776
Amedisys, Inc. *	5,062	663,173
American Renal Associates Holdings, Inc. *	2,984	18,859
AMN Healthcare Services, Inc. *	7,440	428,246
Apollo Medical Holdings, Inc. *(a)	4,397	77,475
Avalon GloboCare Corp. *	3,326	6,220
BioTelemetry, Inc. *(a)	5,367	218,598
Brookdale Senior Living, Inc. *	29,964	227,127
Catasys, Inc. *(a)	1,136	17,903
Community Health Systems, Inc. *(a)	13,313	47,927
CorVel Corp. *	1,486	112,490
Cross Country Healthcare, Inc. *	5,514	56,794
Diplomat Pharmacy, Inc. *(a)	8,821	43,223
Ensign Group, Inc. (The)	8,170	387,503
Enzo Biochem, Inc. *	6,392	23,011
Genesis Healthcare, Inc. *	13,528	15,016
Hanger, Inc. *	5,811	118,428
HealthEquity, Inc. *	11,186	639,224
Joint Corp. (The) *(a)	2,099	39,062
LHC Group, Inc. *(a)	4,856	551,447
Magellan Health, Inc. *	3,415	212,072
National HealthCare Corp.	1,992	163,045
National Research Corp.	1,940	112,035
Option Care Health, Inc. *(a)	19,224	61,517
Owens & Minor, Inc. (a)	9,188	53,382
Patterson Cos., Inc.	13,533	241,158
PetIQ, Inc. *(a)	3,050	83,143
Providence Service Corp. (The) *	1,889	112,320
R1 RCM, Inc. *	16,535	147,658
RadNet, Inc. *	6,779	97,347
Select Medical Holdings Corp. *	17,794	294,847

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services (continued)
Surgery Partners, Inc. *(a)	3,940	$29,097
Tenet Healthcare Corp. *	16,624	367,723
Tivity Health, Inc. *(a)	7,683	127,768
Triple-S Management Corp., Class B *	3,757	50,344
US Physical Therapy, Inc.	2,033	265,408

		6,245,366

Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc. *(a)	27,083	297,371
Castlight Health, Inc., Class B *	16,306	22,991
Computer Programs & Systems, Inc.	2,071	46,825
Evolent Health, Inc., Class A *	11,737	84,389
Health Catalyst, Inc. *	1,303	41,227
HealthStream, Inc. *	4,290	111,068
HMS Holdings Corp. *	14,027	483,441
Inovalon Holdings, Inc., Class A *(a)	11,357	186,141
Inspire Medical Systems, Inc. *	2,150	131,193
Livongo Health, Inc. *(a)	2,326	40,565
NextGen Healthcare, Inc. *	8,761	137,285
Omnicell, Inc. *(a)	6,621	478,500
OptimizeRx Corp. *	1,922	27,831
Phreesia, Inc. *	1,642	39,802
Simulations Plus, Inc.	2,011	69,782
Tabula Rasa HealthCare, Inc. *(a)	3,154	173,281
Teladoc Health, Inc. *(a)	11,548	782,031
Vocera Communications, Inc. *(a)	4,973	122,584

		3,276,307

Hotels, Restaurants & Leisure 2.6%
BBX Capital Corp.	9,629	44,967
Biglari Holdings, Inc., Class B *	149	16,241
BJ’s Restaurants, Inc. (a)	3,369	130,852
Bloomin’ Brands, Inc.	14,101	266,932
Bluegreen Vacations Corp. (a)	1,093	10,187
Boyd Gaming Corp.	13,049	312,523
Brinker International, Inc.	6,068	258,921
Carrols Restaurant Group, Inc. *(a)	5,398	44,749
Century Casinos, Inc. *	4,199	32,458
Cheesecake Factory, Inc. (The) (a)	6,866	286,175
Churchill Downs, Inc. (a)	5,666	699,496
Chuy’s Holdings, Inc. *	2,601	64,401
Cracker Barrel Old Country Store, Inc. (a)	3,121	507,631
Dave & Buster’s Entertainment, Inc. (a)	5,884	229,182
Del Taco Restaurants, Inc. *(a)	4,778	48,855
Denny’s Corp. *	9,486	215,949
Dine Brands Global, Inc.	2,696	204,519
Drive Shack, Inc. *(a)	10,395	44,802
El Pollo Loco Holdings, Inc. *	3,390	37,154
Eldorado Resorts, Inc. *(a)	10,629	423,778
Empire Resorts, Inc. *(a)	444	4,276
Everi Holdings, Inc. *	10,926	92,434
Fiesta Restaurant Group, Inc. *	3,691	38,460
Golden Entertainment, Inc. *(a)	2,792	37,106
Habit Restaurants, Inc. (The), Class A *	3,559	31,106
Inspired Entertainment, Inc. *	1,372	9,865
International Speedway Corp., Class A	3,811	171,533

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
J Alexander’s Holdings, Inc. *	1,877	$21,998
Jack in the Box, Inc. (a)	4,170	379,970
Kura Sushi USA, Inc., Class A *	540	10,595
Lindblad Expeditions Holdings, Inc. *	3,695	61,928
Marriott Vacations Worldwide Corp.	6,931	718,121
Monarch Casino & Resort, Inc. *	1,891	78,836
Nathan’s Famous, Inc.	498	35,781
Noodles & Co. *	4,656	26,353
Papa John’s International, Inc. (a)	3,598	188,355
Penn National Gaming, Inc. *	17,963	334,561
PlayAGS, Inc. *	4,299	44,194
Potbelly Corp. *	3,312	14,440
RCI Hospitality Holdings, Inc.	1,313	27,153
Red Lion Hotels Corp. *	3,845	24,916
Red Robin Gourmet Burgers, Inc. *(a)	2,037	67,751
Red Rock Resorts, Inc., Class A (a)	11,320	229,853
Ruth’s Hospitality Group, Inc.	4,469	91,235
Scientific Games Corp. *	9,030	183,760
SeaWorld Entertainment, Inc. *	7,628	200,769
Shake Shack, Inc., Class A *	4,693	460,102
Target Hospitality Corp. *(a)	5,268	35,875
Texas Roadhouse, Inc. (a)	10,690	561,439
Twin River Worldwide Holdings, Inc.	3,184	72,691
Wingstop, Inc.	4,737	413,445

		8,548,673

Household Durables 1.8%
Bassett Furniture Industries, Inc.	1,476	22,583
Beazer Homes USA, Inc. *(a)	4,885	72,787
Cavco Industries, Inc. *	1,393	267,581
Century Communities, Inc. *(a)	4,335	132,781
Ethan Allen Interiors, Inc.	3,942	75,292
Flexsteel Industries, Inc.	1,117	16,554
GoPro, Inc., Class A *(a)	19,828	102,808
Green Brick Partners, Inc. *	3,532	37,792
Hamilton Beach Brands Holding Co., Class A	961	15,539
Helen of Troy Ltd. *	4,057	639,627
Hooker Furniture Corp. (a)	1,798	38,549
Installed Building Products, Inc. *	3,660	209,864
iRobot Corp. *(a)	4,436	273,568
KB Home	13,773	468,282
La-Z-Boy, Inc.	7,256	243,729
Legacy Housing Corp. *	563	9,121
LGI Homes, Inc. *(a)	3,239	269,873
Lifetime Brands, Inc.	1,965	17,390
Lovesac Co. (The) *	1,379	25,746
M/I Homes, Inc. *(a)	4,207	158,394
MDC Holdings, Inc. (a)	8,076	348,076
Meritage Homes Corp. *	5,859	412,181
Purple Innovation, Inc. *(a)	809	6,092
Skyline Champion Corp. *	8,134	244,752
Sonos, Inc. *	11,270	151,131
Taylor Morrison Home Corp. *	17,030	441,758
TopBuild Corp. *(a)	5,512	531,522
TRI Pointe Group, Inc. *	22,984	345,679
Tupperware Brands Corp.	7,920	125,690
Universal Electronics, Inc. *	2,205	112,235
William Lyon Homes, Class A *	4,964	101,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Household Durables (continued)
ZAGG, Inc. *(a)	4,247	$26,629

		5,944,672

Household Products 0.2%
Central Garden & Pet Co. *	1,847	53,988
Central Garden & Pet Co., Class A *	6,704	185,868
Oil-Dri Corp. of America	733	24,966
WD-40 Co. (a)	2,217	406,908

		671,730

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp. *	16,718	39,120
Clearway Energy, Inc., Class A	5,446	94,433
Clearway Energy, Inc., Class C (a)	12,139	221,537
Ormat Technologies, Inc. (a)	6,412	476,348
Pattern Energy Group, Inc., Class A	14,353	386,526
Sunnova Energy International, Inc. *	2,152	23,134
TerraForm Power, Inc., Class A	11,955	217,880

		1,458,978

Industrial Conglomerates 0.1%
Raven Industries, Inc.	5,823	194,838

Insurance 2.3%
Ambac Financial Group, Inc. *	7,519	146,996
American Equity Investment Life Holding Co.	13,624	329,701
AMERISAFE, Inc.	2,763	182,662
Argo Group International Holdings Ltd.	5,334	374,660
Citizens, Inc. *(a)	8,507	58,443
CNO Financial Group, Inc.	25,619	405,549
Crawford & Co., Class A	2,590	28,179
Donegal Group, Inc., Class A	1,894	27,766
eHealth, Inc. *	3,617	241,579
Employers Holdings, Inc.	4,749	206,961
Enstar Group Ltd. *	1,909	362,557
FBL Financial Group, Inc., Class A	1,628	96,882
FedNat Holding Co.	2,158	30,190
Genworth Financial, Inc., Class A *	82,017	360,875
Global Indemnity Ltd.	1,306	32,611
Goosehead Insurance, Inc., Class A	1,813	89,472
Greenlight Capital Re Ltd., Class A *(a)	5,065	53,183
Hallmark Financial Services, Inc. *	2,386	45,644
HCI Group, Inc.	1,136	47,757
Health Insurance Innovations, Inc., Class A *(a)	1,601	39,913
Heritage Insurance Holdings, Inc.	4,415	66,004
Horace Mann Educators Corp.	6,062	280,852
Independence Holding Co.	852	32,879
Investors Title Co.	252	40,345
James River Group Holdings Ltd.	4,783	245,081
Kinsale Capital Group, Inc.	3,335	344,539
MBIA, Inc. *(a)	12,936	119,399
National General Holdings Corp.	11,018	253,634
National Western Life Group, Inc., Class A	378	101,444
NI Holdings, Inc. *	1,490	25,539
Palomar Holdings, Inc. *	1,006	39,657
ProAssurance Corp. (a)	7,822	314,992
ProSight Global, Inc. *	1,462	28,304
Protective Insurance Corp., Class B	1,489	25,983

Common Stocks (continued)
	Shares	Value

Insurance (continued)
RLI Corp. (a)	6,513	$605,123
Safety Insurance Group, Inc.	2,385	241,672
Selective Insurance Group, Inc.	9,264	696,560
State Auto Financial Corp.	2,904	94,061
Stewart Information Services Corp.	3,587	139,140
Third Point Reinsurance Ltd. *	12,319	123,067
Tiptree, Inc.	3,691	26,870
Trupanion, Inc. *(a)	4,605	117,059
United Fire Group, Inc.	3,472	163,115
United Insurance Holdings Corp.	3,629	50,770
Universal Insurance Holdings, Inc. (a)	5,141	154,179
Watford Holdings Ltd. *(a)	3,323	89,555

		7,581,403

Interactive Media & Services 0.4%
Care.com, Inc. *	3,504	36,617
Cargurus, Inc. *	11,991	371,121
Cars.com, Inc. *(a)	10,749	96,526
DHI Group, Inc. *(a)	8,227	31,674
Eventbrite, Inc., Class A *(a)	5,912	104,702
EverQuote, Inc., Class A *(a)	1,373	29,300
Liberty TripAdvisor Holdings, Inc., Class A *	11,823	111,254
Meet Group, Inc. (The) *(a)	11,088	36,313
QuinStreet, Inc. *(a)	7,322	92,184
Travelzoo *	719	7,686
TrueCar, Inc. *	16,865	57,341
Yelp, Inc. *(a)	11,207	389,443

		1,364,161

Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Inc., Class A *	4,170	61,695
Duluth Holdings, Inc., Class B *(a)	1,769	15,001
Groupon, Inc. *(a)	73,226	194,781
Lands’ End, Inc. *(a)	1,555	17,642
Leaf Group Ltd. *	2,839	11,924
Liquidity Services, Inc. *	4,815	35,631
Overstock.com, Inc. *(a)	4,371	46,289
PetMed Express, Inc. (a)	3,414	61,520
Quotient Technology, Inc. *(a)	12,339	96,491
RealReal, Inc. (The) *(a)	2,803	62,675
Rubicon Project, Inc. (The) *(a)	7,735	67,372
Shutterstock, Inc. *(a)	3,099	111,936
Stamps.com, Inc. *	2,733	203,472
Stitch Fix, Inc., Class A *(a)	6,773	130,380
Waitr Holdings, Inc. *(a)	8,485	10,903

		1,127,712

IT Services 2.2%
Brightcove, Inc. *	6,370	66,758
Carbonite, Inc. *(a)	5,363	83,073
Cardtronics plc, Class A *(a)	6,070	183,557
Cass Information Systems, Inc.	2,212	119,426
Conduent, Inc. *	27,962	173,924
CSG Systems International, Inc.	5,314	274,628
Endurance International Group Holdings, Inc. *(a)	10,908	40,905
EVERTEC, Inc.	9,788	305,581
Evo Payments, Inc., Class A *(a)	5,697	160,200
Exela Technologies, Inc. *	6,956	8,208
ExlService Holdings, Inc. *	5,411	362,321
GTT Communications, Inc. *(a)	5,408	50,943
Hackett Group, Inc. (The)	3,780	62,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

IT Services (continued)
I3 Verticals, Inc., Class A *	2,333	$46,940
Information Services Group, Inc. *	4,839	12,025
International Money Express, Inc. *(a)	2,013	27,659
KBR, Inc.	22,899	561,941
Limelight Networks, Inc. *	16,980	51,449
LiveRamp Holdings, Inc. *	10,831	465,300
ManTech International Corp., Class A	4,330	309,205
MAXIMUS, Inc.	10,260	792,688
NIC, Inc. (a)	10,673	220,397
Paysign, Inc. *(a)	4,789	48,369
Perficient, Inc. *(a)	5,210	201,002
Perspecta, Inc.	22,860	597,103
Presidio, Inc.	7,476	126,344
PRGX Global, Inc. *	3,011	15,507
Priority Technology Holdings, Inc. *	949	4,574
Science Applications International Corp.	9,586	837,337
StarTek, Inc. *	2,593	16,777
Sykes Enterprises, Inc. *	6,239	191,163
TTEC Holdings, Inc.	2,324	111,273
Tucows, Inc., Class A *	1,478	80,048
Unisys Corp. *	8,472	62,947
Verra Mobility Corp. *	18,667	267,871
Virtusa Corp. *	4,661	167,889

		7,107,551

Leisure Products 0.3%
Acushnet Holdings Corp.	5,762	152,117
American Outdoor Brands Corp. *	8,974	52,498
Callaway Golf Co.	15,122	293,518
Clarus Corp.	3,397	39,830
Escalade, Inc.	1,601	17,435
Johnson Outdoors, Inc., Class A	758	44,389
Malibu Boats, Inc., Class A *	3,362	103,146
Marine Products Corp.	1,164	16,482
MasterCraft Boat Holdings, Inc. *	2,865	42,760
Sturm Ruger & Co., Inc.	2,719	113,545
Vista Outdoor, Inc. *(a)	9,634	59,634
YETI Holdings, Inc. *(a)	4,989	139,692

		1,075,046

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc. *(a)	4,425	82,172
Cambrex Corp. *	5,454	324,513
ChromaDex Corp. *(a)	5,713	22,481
Codexis, Inc. *(a)	8,555	117,332
Fluidigm Corp. *	11,153	51,638
Luminex Corp.	6,809	140,606
Medpace Holdings, Inc. *	4,459	374,734
NanoString Technologies, Inc. *	5,336	115,204
NeoGenomics, Inc. *(a)	15,392	294,295
Pacific Biosciences of California, Inc. *	23,018	118,773
Personalis, Inc. *	1,429	20,971
Quanterix Corp. *	2,098	46,072
Syneos Health, Inc. *	10,060	535,293

		2,244,084

Machinery 3.7%
Actuant Corp., Class A	9,150	200,751
Alamo Group, Inc.	1,574	185,291
Albany International Corp., Class A	4,941	445,481

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Altra Industrial Motion Corp.	10,408	$288,250
Astec Industries, Inc.	3,516	109,348
Barnes Group, Inc.	7,612	392,323
Blue Bird Corp. *	2,490	47,397
Briggs & Stratton Corp.	6,470	39,208
Chart Industries, Inc. *	5,734	357,572
CIRCOR International, Inc. *(a)	3,153	118,395
Columbus McKinnon Corp.	3,681	134,099
Commercial Vehicle Group, Inc. *	4,548	32,791
Douglas Dynamics, Inc.	3,625	161,566
Eastern Co. (The)	820	20,352
Energy Recovery, Inc. *(a)	6,007	55,655
EnPro Industries, Inc.	3,339	229,222
ESCO Technologies, Inc.	4,136	329,060
Evoqua Water Technologies Corp. *(a)	12,251	208,512
Federal Signal Corp.	9,651	315,974
Franklin Electric Co., Inc.	7,483	357,762
Gencor Industries, Inc. *	1,310	15,209
Gorman-Rupp Co. (The)	2,739	95,290
Graham Corp.	1,391	27,625
Greenbrier Cos., Inc. (The)	5,234	157,648
Harsco Corp. *	12,851	243,655
Helios Technologies, Inc. (a)	4,731	191,937
Hillenbrand, Inc.	10,048	310,282
Hurco Cos., Inc.	1,080	34,744
Hyster-Yale Materials Handling, Inc.	1,618	88,553
John Bean Technologies Corp.	5,037	500,829
Kadant, Inc.	1,770	155,388
Kennametal, Inc.	13,299	408,811
LB Foster Co., Class A *	1,729	37,467
Lindsay Corp.	1,744	161,930
Luxfer Holdings plc	4,379	68,225
Lydall, Inc. *	2,906	72,388
Manitowoc Co., Inc. (The) *	5,855	73,188
Meritor, Inc. *(a)	12,991	240,334
Milacron Holdings Corp. *	11,259	187,688
Miller Industries, Inc.	1,715	57,110
Mueller Industries, Inc.	9,033	259,066
Mueller Water Products, Inc., Class A	25,366	285,114
Navistar International Corp. *	8,019	225,414
NN, Inc. (a)	6,593	47,008
Omega Flex, Inc. (a)	425	43,456
Park-Ohio Holdings Corp.	1,390	41,505
Proto Labs, Inc. *(a)	4,363	445,462
RBC Bearings, Inc. *(a)	3,910	648,708
REV Group, Inc.	4,408	50,383
Rexnord Corp. *	16,997	459,769
Spartan Motors, Inc.	5,302	72,743
SPX Corp. *	7,074	283,031
SPX FLOW, Inc. *	6,784	267,697
Standex International Corp.	2,068	150,840
Tennant Co. (a)	2,910	205,737
Terex Corp.	10,243	266,011
Titan International, Inc.	7,807	21,079
TriMas Corp. *	7,366	225,768
Twin Disc, Inc. *	1,465	15,514
Wabash National Corp.	8,870	128,704
Watts Water Technologies, Inc., Class A	4,444	416,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Welbilt, Inc. *(a)	20,932	$352,914

		12,069,769

Marine 0.1%
Costamare, Inc.	7,377	44,778
Eagle Bulk Shipping, Inc. *	7,115	31,128
Genco Shipping & Trading Ltd. *	2,472	22,743
Matson, Inc.	6,880	258,069
Safe Bulkers, Inc. *	7,148	12,509
Scorpio Bulkers, Inc.	8,714	52,981

		422,208

Media 0.9%
Boston Omaha Corp., Class A *(a)	1,631	32,343
Cardlytics, Inc. *	2,200	73,744
cbdMD, Inc. *(a)	1,515	5,999
Central European Media Enterprises Ltd., Class A *	14,330	64,413
Clear Channel Outdoor Holdings, Inc. *	6,689	16,856
comScore, Inc. *	7,925	15,137
Cumulus Media, Inc., Class A *	2,281	33,166
Daily Journal Corp. *(a)	163	40,352
Emerald Expositions Events, Inc.	4,244	41,294
Entercom Communications Corp., Class A	19,897	66,456
Entravision Communications Corp., Class A (a)	9,619	30,588
EW Scripps Co. (The), Class A (a)	8,874	117,847
Fluent, Inc. *(a)	6,890	18,844
Gannett Co., Inc.	17,607	189,099
Gray Television, Inc. *(a)	14,738	240,524
Hemisphere Media Group, Inc. *	2,604	31,821
Lee Enterprises, Inc. *	8,608	17,560
Liberty Latin America Ltd., Class A *	7,213	123,126
Liberty Latin America Ltd., Class C *	18,675	319,249
Loral Space & Communications, Inc. *	2,002	82,883
Marchex, Inc., Class B *	5,574	17,502
MDC Partners, Inc., Class A *	8,253	23,274
Meredith Corp. (a)	6,477	237,447
MSG Networks, Inc., Class A *(a)	9,502	154,123
National CineMedia, Inc.	10,428	85,510
New Media Investment Group, Inc. (a)	9,981	87,933
Saga Communications, Inc., Class A	572	17,017
Scholastic Corp.	4,855	183,325
TechTarget, Inc. *	3,673	82,734
TEGNA, Inc.	35,180	546,345
Tribune Publishing Co.	2,532	21,725
WideOpenWest, Inc. *	3,744	23,063

		3,041,299

Metals & Mining 1.1%
AK Steel Holding Corp. *	51,850	117,699
Allegheny Technologies, Inc. *(a)	20,321	411,500
Carpenter Technology Corp.	7,626	393,959
Century Aluminum Co. *(a)	7,762	51,501
Cleveland-Cliffs, Inc. (a)	43,421	313,500
Coeur Mining, Inc. *	35,571	171,097
Commercial Metals Co. (a)	19,094	331,854

Common Stocks (continued)
	Shares	Value

Metals & Mining (continued)
Compass Minerals International, Inc.	5,518	$311,712
Gold Resource Corp. (a)	9,485	28,929
Haynes International, Inc.	1,929	69,135
Hecla Mining Co. (a)	77,935	137,166
Kaiser Aluminum Corp.	2,586	255,936
Materion Corp.	3,278	201,138
Mayville Engineering Co., Inc. *	1,040	13,718
Novagold Resources, Inc. *	37,136	225,416
Olympic Steel, Inc.	1,332	19,181
Ramaco Resources, Inc. *	724	2,704
Ryerson Holding Corp. *	2,323	19,815
Schnitzer Steel Industries, Inc., Class A	4,045	83,570
SunCoke Energy, Inc. *	12,468	70,320
Synalloy Corp.	1,236	19,714
TimkenSteel Corp. *(a)	6,643	41,784
Warrior Met Coal, Inc.	8,343	162,855
Worthington Industries, Inc.	6,262	225,745

		3,679,948

Mortgage Real Estate Investment Trusts (REITs) 1.3%
AG Mortgage Investment Trust, Inc.	5,367	81,310
Anworth Mortgage Asset Corp.	16,803	55,450
Apollo Commercial Real Estate Finance, Inc.	24,912	477,563
Ares Commercial Real Estate Corp.	4,164	63,418
Arlington Asset Investment Corp., Class A (a)	6,231	34,208
ARMOUR Residential REIT, Inc.	9,755	163,396
Blackstone Mortgage Trust, Inc., Class A	20,355	729,727
Capstead Mortgage Corp.	15,168	111,485
Cherry Hill Mortgage Investment Corp.	2,567	33,628
Colony Credit Real Estate, Inc.	13,052	188,732
Dynex Capital, Inc.	4,071	60,169
Ellington Financial, Inc.	4,965	89,718
Exantas Capital Corp.	4,917	55,906
Granite Point Mortgage Trust, Inc.	8,568	160,564
Great Ajax Corp.	2,292	35,526
Invesco Mortgage Capital, Inc.	23,210	355,345
KKR Real Estate Finance Trust, Inc.	4,147	80,991
Ladder Capital Corp.	16,644	287,442
New York Mortgage Trust, Inc.	37,696	229,569
Orchid Island Capital, Inc.	10,094	58,040
PennyMac Mortgage Investment Trust	13,925	309,553
Ready Capital Corp.	5,031	80,093
Redwood Trust, Inc.	15,404	252,780
TPG RE Finance Trust, Inc.	8,010	158,918
Western Asset Mortgage Capital Corp.	8,465	81,687

		4,235,218

Multiline Retail 0.1%
Big Lots, Inc.	6,468	158,466
Dillard’s, Inc., Class A (a)	1,738	114,899
JC Penney Co., Inc. *(a)	53,101	47,202

		320,567

Multi-Utilities 0.6%
Avista Corp.	10,601	513,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Multi-Utilities (continued)
Black Hills Corp.	9,844	$755,330
NorthWestern Corp.	8,192	614,810
Unitil Corp.	2,373	150,543

		2,034,195

Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp. *	28,141	14,282
Altus Midstream Co. *(a)	8,100	22,923
Amplify Energy Corp. (a)	2,252	13,895
Arch Coal, Inc., Class A (a)	2,648	196,482
Ardmore Shipping Corp. *	5,585	37,364
Berry Petroleum Corp.	10,229	95,743
Bonanza Creek Energy, Inc. *	2,929	65,580
Brigham Minerals, Inc., Class A	2,601	51,760
California Resources Corp. *(a)	7,817	79,733
Callon Petroleum Co. *(a)	37,052	160,806
Carrizo Oil & Gas, Inc. *(a)	14,371	123,375
Chaparral Energy, Inc., Class A *(a)	4,992	6,689
Clean Energy Fuels Corp. *	21,321	44,028
CNX Resources Corp. *(a)	30,126	218,715
Comstock Resources, Inc. *(a)	2,430	18,930
CONSOL Energy, Inc. *(a)	4,452	69,585
Contura Energy, Inc. *(a)	3,058	85,502
CVR Energy, Inc.	4,768	209,935
Delek US Holdings, Inc. (a)	12,160	441,408
Denbury Resources, Inc. *(a)	76,896	91,506
DHT Holdings, Inc.	13,875	85,331
Diamond S Shipping, Inc. *	3,586	39,518
Dorian LPG Ltd. *	4,119	42,673
Earthstone Energy, Inc., Class A *	2,672	8,684
Energy Fuels, Inc. *(a)	14,091	27,196
Evolution Petroleum Corp.	4,547	26,554
Extraction Oil & Gas, Inc. *(a)	13,695	40,263
Falcon Minerals Corp. (a)	6,024	34,638
GasLog Ltd.	6,478	83,242
Golar LNG Ltd.	15,364	199,578
Goodrich Petroleum Corp. *	1,267	13,468
Green Plains, Inc. (a)	6,050	64,100
Gulfport Energy Corp. *(a)	25,806	69,934
Hallador Energy Co.	3,562	12,894
HighPoint Resources Corp. *(a)	19,423	30,883
International Seaways, Inc. *	4,081	78,600
Isramco, Inc. *	112	13,741
Jagged Peak Energy, Inc. *(a)	10,758	78,103
Laredo Petroleum, Inc. *	29,288	70,584
Magnolia Oil & Gas Corp., Class A *(a)	16,177	179,565
Matador Resources Co. *(a)	17,954	296,780
Montage Resources Corp. *(a)	3,467	13,105
NACCO Industries, Inc., Class A	590	37,707
NextDecade Corp. *(a)	2,175	12,528
Nordic American Tankers Ltd. (a)	21,798	47,084
Northern Oil and Gas, Inc. *(a)	45,065	88,327
Oasis Petroleum, Inc. *(a)	51,612	178,577
Overseas Shipholding Group, Inc., Class A *	12,144	21,252
Panhandle Oil and Gas, Inc., Class A	2,292	32,042
Par Pacific Holdings, Inc. *	5,538	126,599
PDC Energy, Inc. *(a)	10,158	281,884
Peabody Energy Corp.	11,119	163,672
Penn Virginia Corp. *	2,195	63,809

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PrimeEnergy Resources Corp. *(a)	81	$9,315
QEP Resources, Inc. (a)	38,650	143,005
Renewable Energy Group, Inc. *(a)	6,134	92,041
REX American Resources Corp. *	932	71,140
Ring Energy, Inc. *(a)	10,366	17,000
Roan Resources, Inc. *(a)	5,851	7,197
Rosehill Resources, Inc. *	1,996	3,892
SandRidge Energy, Inc. *	4,659	21,897
Scorpio Tankers, Inc.	7,127	212,099
SemGroup Corp., Class A	12,988	212,224
Ship Finance International Ltd.	13,429	188,543
SilverBow Resources, Inc. *	1,010	9,787
SM Energy Co. (a)	18,115	175,534
Southwestern Energy Co. *(a)	88,169	170,166
SRC Energy, Inc. *	39,215	182,742
Talos Energy, Inc. *(a)	3,285	66,784
Teekay Corp.	10,178	40,712
Teekay Tankers Ltd., Class A *	29,517	38,372
Tellurian, Inc. *(a)	15,257	126,862
Unit Corp. *	8,844	29,893
Uranium Energy Corp. *(a)	27,069	26,390
W&T Offshore, Inc. *(a)	15,841	69,225
Whiting Petroleum Corp. *(a)	14,740	118,362
World Fuel Services Corp.	10,407	415,656

		7,059,994

Paper & Forest Products 0.4%
Boise Cascade Co.	6,313	205,741
Clearwater Paper Corp. *(a)	2,511	53,032
Louisiana-Pacific Corp.	20,156	495,435
Neenah, Inc.	2,721	177,192
PH Glatfelter Co.	7,147	109,992
Schweitzer-Mauduit International, Inc.	5,007	187,462
Verso Corp., Class A *	5,664	70,120

		1,298,974

Personal Products 0.3%
Edgewell Personal Care Co. *(a)	8,771	284,970
elf Beauty, Inc. *	4,258	74,558
Inter Parfums, Inc.	2,848	199,274
Lifevantage Corp. *	2,228	30,524
Medifast, Inc. (a)	1,817	188,296
Nature’s Sunshine Products, Inc. *	1,586	13,148
Revlon, Inc., Class A *(a)	1,213	28,493
USANA Health Sciences, Inc. *(a)	2,087	142,730
Youngevity International, Inc. *(a)	1,318	5,891

		967,884

Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc. *(a)	12,634	27,795
Acer Therapeutics, Inc. *(a)	1,523	4,858
Aclaris Therapeutics, Inc. *(a)	4,528	4,890
Aerie Pharmaceuticals, Inc. *(a)	6,839	131,446
Akorn, Inc. *(a)	14,510	55,138
Amneal Pharmaceuticals, Inc. *	15,149	43,932
Amphastar Pharmaceuticals, Inc. *	5,824	115,490
ANI Pharmaceuticals, Inc. *	1,482	108,008
Arvinas, Inc. *	2,842	61,245
Assertio Therapeutics, Inc. *	11,120	14,234
Axsome Therapeutics, Inc. *(a)	3,930	79,543
BioDelivery Sciences International, Inc. *(a)	13,103	55,164
Cara Therapeutics, Inc. *(a)	6,439	117,705

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
Cerecor, Inc. *(a)	3,418	$11,245
Chiasma, Inc. *	5,497	27,210
Collegium Pharmaceutical, Inc. *	5,214	59,857
Corcept Therapeutics, Inc. *	15,785	223,121
CorMedix, Inc. *	3,785	24,148
Cymabay Therapeutics, Inc. *	11,147	57,073
Dermira, Inc. *	7,525	48,085
Dova Pharmaceuticals, Inc. *(a)	1,128	31,528
Eloxx Pharmaceuticals, Inc. *	3,485	15,752
Endo International plc *(a)	36,513	117,207
Evofem Biosciences, Inc. *(a)	2,229	11,234
Evolus, Inc. *(a)	2,467	38,534
EyePoint Pharmaceuticals, Inc. *(a)	9,862	17,850
Fulcrum Therapeutics, Inc. *	728	4,834
Innoviva, Inc. *	10,264	108,183
Intersect ENT, Inc. *	4,976	84,642
Intra-Cellular Therapies, Inc. *(a)	7,441	55,584
Kala Pharmaceuticals, Inc. *(a)	3,901	14,843
Kaleido Biosciences, Inc. *(a)	811	6,107
Lannett Co., Inc. *	4,623	51,778
Liquidia Technologies, Inc. *	2,154	7,668
Mallinckrodt plc *(a)	13,605	32,788
Marinus Pharmaceuticals, Inc. *(a)	7,492	11,538
Menlo Therapeutics, Inc. *	2,537	11,366
MyoKardia, Inc. *(a)	7,180	374,437
NGM Biopharmaceuticals, Inc. *	1,087	15,055
Ocular Therapeutix, Inc. *	6,488	19,723
Odonate Therapeutics, Inc. *	1,895	49,327
Omeros Corp. *(a)	7,525	122,883
Optinose, Inc. *(a)	4,041	28,287
Osmotica Pharmaceuticals plc *	1,598	6,136
Pacira BioSciences, Inc. *	6,555	249,549
Paratek Pharmaceuticals, Inc. *(a)	4,717	20,377
Phibro Animal Health Corp., Class A	3,338	71,200
Prestige Consumer Healthcare, Inc. *(a)	8,162	283,140
Reata Pharmaceuticals, Inc., Class A *(a)	3,248	260,782
resTORbio, Inc. *	2,412	21,322
Revance Therapeutics, Inc. *(a)	7,171	93,223
SIGA Technologies, Inc. *	8,870	45,414
Strongbridge Biopharma plc *(a)	5,778	13,809
Supernus Pharmaceuticals, Inc. *	7,985	219,428
TherapeuticsMD, Inc. *(a)	31,986	116,109
Theravance Biopharma, Inc. *(a)	7,166	139,594
Tricida, Inc. *(a)	3,526	108,848
Verrica Pharmaceuticals, Inc. *	2,273	33,549
WaVe Life Sciences Ltd. *(a)	3,641	74,750
Xeris Pharmaceuticals, Inc. *	4,313	42,397
Zogenix, Inc. *	6,899	276,236
Zynerba Pharmaceuticals, Inc. *(a)	3,372	25,492

		4,602,690

Professional Services 1.6%
Acacia Research Corp. *	7,232	19,382
ASGN, Inc. *	8,271	519,915
Barrett Business Services, Inc.	1,122	99,656
BG Staffing, Inc.	1,650	31,532
CBIZ, Inc. *	8,339	195,967
CRA International, Inc.	1,220	51,203
Exponent, Inc.	8,338	582,826

Common Stocks (continued)
	Shares	Value

Professional Services (continued)
Forrester Research, Inc.	1,653	$53,127
Franklin Covey Co. *	1,607	56,245
FTI Consulting, Inc. *	6,012	637,212
GP Strategies Corp. *	2,243	28,800
Heidrick & Struggles International, Inc.	3,047	83,183
Huron Consulting Group, Inc. *	3,627	222,480
ICF International, Inc.	2,937	248,088
InnerWorkings, Inc. *	6,701	29,686
Insperity, Inc.	6,255	616,868
Kelly Services, Inc., Class A	5,362	129,868
Kforce, Inc.	3,415	129,207
Korn Ferry	9,141	353,208
Mistras Group, Inc. *	2,721	44,624
Navigant Consulting, Inc.	6,335	177,063
Resources Connection, Inc.	5,029	85,443
TriNet Group, Inc. *	7,217	448,825
TrueBlue, Inc. *	6,525	137,678
Upwork, Inc. *	8,869	118,002
Willdan Group, Inc. *(a)	1,679	58,899

		5,158,987

Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA *	1,085	21,939
American Realty Investors, Inc. *	423	6,506
Consolidated-Tomoka Land Co.	807	52,939
Cushman & Wakefield plc *	16,494	305,634
eXp World Holdings, Inc. *(a)	2,577	21,595
Forestar Group, Inc. *	1,871	34,202
FRP Holdings, Inc. *	1,055	50,661
Griffin Industrial Realty, Inc.	155	5,882
Kennedy-Wilson Holdings, Inc. (a)	19,931	436,888
Marcus & Millichap, Inc. *	3,723	132,129
Maui Land & Pineapple Co., Inc. *	983	10,695
Newmark Group, Inc., Class A	23,216	210,337
Rafael Holdings, Inc., Class B *	1,686	35,339
RE/MAX Holdings, Inc., Class A	2,989	96,126
Realogy Holdings Corp. (a)	18,428	123,099
Redfin Corp. *(a)	14,274	240,374
RMR Group, Inc. (The), Class A (a)	2,403	109,288
St Joe Co. (The) *(a)	5,419	92,827
Stratus Properties, Inc. *	863	25,346
Tejon Ranch Co. *	3,269	55,475
Transcontinental Realty Investors, Inc. *	231	7,173

		2,074,454

Road & Rail 0.5%
ArcBest Corp.	4,238	129,047
Avis Budget Group, Inc. *	9,575	270,589
Covenant Transportation Group, Inc., Class A *	1,917	31,515
Daseke, Inc. *(a)	7,821	19,553
Heartland Express, Inc.	7,554	162,487
Hertz Global Holdings, Inc. *	16,394	226,893
Marten Transport Ltd.	6,354	132,036
PAM Transportation Services, Inc. *	334	19,743
Roadrunner Transportation Systems, Inc. *(a)	700	7,252
Saia, Inc. *	4,212	394,664
Universal Logistics Holdings, Inc.	1,216	28,308
US Xpress Enterprises, Inc., Class A *	3,228	15,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Road & Rail (continued)
Werner Enterprises, Inc.	7,322	$258,467
YRC Worldwide, Inc. *(a)	4,786	14,454

		1,710,567

Semiconductors & Semiconductor Equipment 2.5%
Adesto Technologies Corp. *	4,687	40,121
Advanced Energy Industries, Inc. *(a)	6,153	353,244
Alpha & Omega Semiconductor Ltd. *	2,899	35,600
Ambarella, Inc. *	5,111	321,150
Amkor Technology, Inc. *	15,905	144,735
Axcelis Technologies, Inc. *	5,426	92,730
AXT, Inc. *	5,390	19,188
Brooks Automation, Inc. (a)	11,462	424,438
Cabot Microelectronics Corp.	4,681	661,004
CEVA, Inc. *	3,415	101,972
Cirrus Logic, Inc. *	9,417	504,563
Cohu, Inc.	6,575	88,795
Diodes, Inc. *	6,637	266,476
DSP Group, Inc. *	3,468	48,847
Enphase Energy, Inc. *	14,826	329,582
FormFactor, Inc. *	12,041	224,504
GSI Technology, Inc. *	2,388	20,919
Ichor Holdings Ltd. *	3,565	86,202
Impinj, Inc. *(a)	2,305	71,063
Inphi Corp. *	7,255	442,918
Lattice Semiconductor Corp. *	20,132	368,114
MACOM Technology Solutions Holdings, Inc. *	7,506	161,341
MaxLinear, Inc. *	10,541	235,908
Nanometrics, Inc. *(a)	3,752	122,390
NeoPhotonics Corp. *	5,606	34,140
NVE Corp.	741	49,165
PDF Solutions, Inc. *	4,579	59,847
Photronics, Inc. *	10,326	112,347
Power Integrations, Inc. (a)	4,575	413,717
Rambus, Inc. *	17,855	234,347
Rudolph Technologies, Inc. *(a)	4,896	129,059
Semtech Corp. *	10,649	517,648
Silicon Laboratories, Inc. *(a)	6,941	772,880
SMART Global Holdings, Inc. *	2,216	56,464
SunPower Corp. *(a)	10,155	111,400
Synaptics, Inc. *(a)	5,446	217,568
Ultra Clean Holdings, Inc. *(a)	6,358	93,049
Veeco Instruments, Inc. *	7,820	91,338
Xperi Corp. (a)	7,976	164,944

		8,223,717

Software 4.4%
8x8, Inc. *(a)	15,147	313,846
A10 Networks, Inc. *	9,322	64,695
ACI Worldwide, Inc. *	18,567	581,611
Agilysys, Inc. *	3,347	85,717
Alarm.com Holdings, Inc. *(a)	5,939	276,995
Altair Engineering, Inc., Class A *(a)	6,218	215,267
American Software, Inc., Class A	4,595	69,017
Appfolio, Inc., Class A *	2,471	235,091
Appian Corp. *(a)	5,037	239,257
Avaya Holdings Corp. *(a)	17,942	183,547
Benefitfocus, Inc. *(a)	4,799	114,264
Blackbaud, Inc. (a)	7,903	713,957
Blackline, Inc. *(a)	6,918	330,750

Common Stocks (continued)
	Shares	Value

Software (continued)
Bottomline Technologies DE, Inc. *	6,936	$272,932
Box, Inc., Class A *(a)	23,169	383,679
Carbon Black, Inc. *	9,026	234,586
ChannelAdvisor Corp. *	4,033	37,628
Cision Ltd. *	14,749	113,420
Cloudera, Inc. *(a)	38,182	338,293
CommVault Systems, Inc. *	6,552	292,940
Cornerstone OnDemand, Inc. *	9,193	503,960
Digimarc Corp. *	1,853	72,434
Digital Turbine, Inc. *	12,447	80,221
Domo, Inc., Class B *	2,793	44,632
Ebix, Inc. (a)	3,825	161,032
eGain Corp. *	3,388	27,121
Envestnet, Inc. *(a)	7,722	437,837
Everbridge, Inc. *(a)	5,366	331,136
Five9, Inc. *	9,660	519,128
ForeScout Technologies, Inc. *	6,570	249,134
GTY Technology Holdings, Inc. *(a)	6,324	39,651
Ideanomics, Inc. *(a)	8,177	12,306
Instructure, Inc. *	5,440	210,746
Intelligent Systems Corp. *(a)	1,095	45,486
j2 Global, Inc. (a)	7,542	684,964
LivePerson, Inc. *(a)	9,856	351,859
Majesco *	1,044	8,811
MicroStrategy, Inc., Class A *	1,339	198,667
Mitek Systems, Inc. *(a)	4,713	45,480
MobileIron, Inc. *	15,459	101,179
Model N, Inc. *	5,221	144,935
Monotype Imaging Holdings, Inc.	6,436	127,497
OneSpan, Inc. *	5,352	77,604
Phunware, Inc. *	4,454	6,414
Progress Software Corp.	7,189	273,613
PROS Holdings, Inc. *	5,313	316,655
Q2 Holdings, Inc. *	6,978	550,355
QAD, Inc., Class A	1,794	82,847
Qualys, Inc. *(a)	5,497	415,408
Rapid7, Inc. *	7,778	353,043
Rimini Street, Inc. *	3,153	13,810
SailPoint Technologies Holding, Inc. *(a)	13,866	259,156
SecureWorks Corp., Class A *(a)	1,334	17,249
SharpSpring, Inc. *(a)	1,380	13,386
ShotSpotter, Inc. *(a)	1,302	29,985
SPS Commerce, Inc. *	5,650	265,946
SVMK, Inc. *	13,559	231,859
Synchronoss Technologies, Inc. *(a)	6,150	33,210
Telaria, Inc. *	7,334	50,678
Telenav, Inc. *	4,812	23,001
Tenable Holdings, Inc. *	5,994	134,146
TiVo Corp.	20,007	152,353
Upland Software, Inc. *	3,623	126,298
Varonis Systems, Inc. *	4,799	286,884
Verint Systems, Inc. *(a)	10,575	452,399
VirnetX Holding Corp. *	9,804	52,942
Workiva, Inc. *	5,937	260,219
Yext, Inc. *	15,028	238,795
Zix Corp. *(a)	8,614	62,365
Zuora, Inc., Class A *	13,778	207,359

		14,483,687

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Specialty Retail 2.4%
Aaron’s, Inc.	10,922	$701,848
Abercrombie & Fitch Co., Class A (a)	10,773	168,059
American Eagle Outfitters, Inc. (a)	26,189	424,786
America’s Car-Mart, Inc. *	1,010	92,617
Asbury Automotive Group, Inc. *(a)	3,124	319,679
Ascena Retail Group, Inc. *(a)	27,213	7,187
At Home Group, Inc. *(a)	7,925	76,238
Barnes & Noble Education, Inc. *	5,590	17,441
Bed Bath & Beyond, Inc. (a)	19,941	212,172
Boot Barn Holdings, Inc. *	4,534	158,237
Buckle, Inc. (The) (a)	4,568	94,101
Caleres, Inc. (a)	6,542	153,148
Camping World Holdings, Inc., Class A (a)	5,415	48,193
Cato Corp. (The), Class A (a)	3,299	58,095
Chico’s FAS, Inc. (a)	19,159	77,211
Children’s Place, Inc. (The) (a)	2,516	193,707
Citi Trends, Inc.	1,925	35,227
Conn’s, Inc. *	3,054	75,922
Container Store Group, Inc. (The) *	2,328	10,290
Designer Brands, Inc., Class A (a)	10,675	182,756
Express, Inc. *(a)	9,469	32,573
GameStop Corp., Class A (a)	14,645	80,840
Genesco, Inc. *(a)	2,626	105,092
GNC Holdings, Inc., Class A *(a)	12,137	25,973
Group 1 Automotive, Inc. (a)	2,890	266,776
Guess?, Inc.	8,169	151,372
Haverty Furniture Cos., Inc.	2,886	58,499
Hibbett Sports, Inc. *	2,948	67,509
Hudson Ltd., Class A *	6,200	76,074
J. Jill, Inc.	2,702	5,134
Lithia Motors, Inc., Class A	3,577	473,523
Lumber Liquidators Holdings, Inc. *(a)	4,423	43,655
MarineMax, Inc. *(a)	3,572	55,295
Michaels Cos., Inc. (The) *(a)	13,811	135,210
Monro, Inc.	5,273	416,620
Murphy USA, Inc. *(a)	4,926	420,188
National Vision Holdings, Inc. *(a)	12,479	300,369
Office Depot, Inc.	88,163	154,726
Party City Holdco, Inc. *(a)	8,674	49,529
Rent-A-Center, Inc.	7,877	203,148
RH *	2,646	452,016
RTW RetailWinds, Inc. *	4,242	5,812
Sally Beauty Holdings, Inc. *(a)	19,514	290,563
Shoe Carnival, Inc. (a)	1,667	54,027
Signet Jewelers Ltd. (a)	8,445	141,538
Sleep Number Corp. *(a)	4,665	192,758
Sonic Automotive, Inc., Class A	3,938	123,693
Sportsman’s Warehouse Holdings, Inc. *	7,467	38,679
Tailored Brands, Inc. (a)	7,720	33,968
Tile Shop Holdings, Inc. (a)	5,830	18,598
Tilly’s, Inc., Class A	3,220	30,397
Winmark Corp.	372	65,617
Zumiez, Inc. *(a)	3,231	102,342

		7,779,027

Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp. *(a)	18,374	149,748
AstroNova, Inc.	1,077	17,415

Common Stocks (continued)
	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Avid Technology, Inc. *	4,446	$27,521
Diebold Nixdorf, Inc. *	12,608	141,209
Immersion Corp. *	5,051	38,640
Sonim Technologies, Inc. *	591	1,732
Stratasys Ltd. *	8,343	177,748

		554,013

Textiles, Apparel & Luxury Goods 0.9%
Centric Brands, Inc. *(a)	2,498	6,270
Crocs, Inc. *(a)	9,967	276,684
Culp, Inc.	1,609	26,227
Deckers Outdoor Corp. *	4,724	696,129
Delta Apparel, Inc. *	986	23,417
Fossil Group, Inc. *(a)	7,624	95,376
G-III Apparel Group Ltd. *(a)	7,335	189,023
Kontoor Brands, Inc.	7,178	251,948
Movado Group, Inc. (a)	2,445	60,783
Oxford Industries, Inc. (a)	2,711	194,379
Rocky Brands, Inc.	1,019	33,861
Steven Madden Ltd. (a)	13,595	486,565
Superior Group of Cos., Inc.	1,709	27,549
Unifi, Inc. *	2,599	56,970
Vera Bradley, Inc. *(a)	3,373	34,067
Vince Holding Corp. *	496	9,419
Wolverine World Wide, Inc. (a)	13,660	386,032

		2,854,699

Thrifts & Mortgage Finance 2.1%
Axos Financial, Inc. *	9,400	259,910
Bridgewater Bancshares, Inc. *	3,935	46,984
Capitol Federal Financial, Inc.	21,461	295,733
Columbia Financial, Inc. *	8,557	135,115
Dime Community Bancshares, Inc.	5,255	112,509
Entegra Financial Corp. *	986	29,619
ESSA Bancorp, Inc.	1,301	21,362
Essent Group Ltd.	15,557	741,602
Federal Agricultural Mortgage Corp., Class C	1,473	120,285
First Defiance Financial Corp.	3,235	93,702
Flagstar Bancorp, Inc.	4,593	171,548
FS Bancorp, Inc.	664	34,860
Greene County Bancorp, Inc.	449	12,303
Hingham Institution for Savings	239	45,171
Home Bancorp, Inc.	1,320	51,467
HomeStreet, Inc. *	3,156	86,222
Kearny Financial Corp.	13,671	178,270
Luther Burbank Corp.	3,310	37,502
Merchants Bancorp	1,541	25,488
Meridian Bancorp, Inc.	7,837	146,944
Meta Financial Group, Inc. (a)	5,718	186,464
MMA Capital Holdings, Inc. *	767	23,010
Mr. Cooper Group, Inc. *(a)	12,431	132,017
NMI Holdings, Inc., Class A *	10,572	277,621
Northfield Bancorp, Inc.	6,750	108,405
Northwest Bancshares, Inc.	15,346	251,521
OceanFirst Financial Corp.	8,242	194,511
Ocwen Financial Corp. *	21,743	40,877
OP Bancorp	2,329	22,778
Oritani Financial Corp.	6,584	116,504
PCSB Financial Corp.	2,603	52,034
PDL Community Bancorp *	1,297	18,236
PennyMac Financial Services, Inc. *	3,057	92,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Thrifts & Mortgage Finance (continued)
Pioneer Bancorp, Inc. *	1,772	$22,132
Provident Bancorp, Inc. *	647	15,547
Provident Financial Holdings, Inc.	897	18,613
Provident Financial Services, Inc.	9,973	244,638
Prudential Bancorp, Inc.	1,380	23,474
Radian Group, Inc.	33,082	755,593
Riverview Bancorp, Inc.	3,123	23,048
Southern Missouri Bancorp, Inc.	1,294	47,140
Sterling Bancorp, Inc.	2,706	26,410
Territorial Bancorp, Inc.	1,331	38,040
Timberland Bancorp, Inc.	1,248	34,320
TrustCo Bank Corp.	15,360	125,184
United Community Financial Corp.	7,536	81,238
United Financial Bancorp, Inc.	8,392	114,383
Walker & Dunlop, Inc. (a)	4,489	251,070
Washington Federal, Inc.	12,855	475,506
Waterstone Financial, Inc.	3,960	68,033
Western New England Bancorp, Inc.	4,014	38,253
WSFS Financial Corp.	8,527	376,041

		6,942,109

Tobacco 0.2%
22nd Century Group, Inc. *(a)	17,151	38,761
Pyxus International, Inc. *(a)	1,248	16,324
Turning Point Brands, Inc. (a)	1,359	31,339
Universal Corp.	3,972	217,705
Vector Group Ltd. (a)	18,001	214,394

		518,523

Trading Companies & Distributors 1.3%
Aircastle Ltd.	8,527	191,261
Applied Industrial Technologies, Inc.	6,202	352,274
Beacon Roofing Supply, Inc. *(a)	10,969	367,791
BlueLinx Holdings, Inc. *(a)	1,310	42,352
BMC Stock Holdings, Inc. *	10,781	282,247
CAI International, Inc. *	2,717	59,149
DXP Enterprises, Inc. *	2,646	91,869
EVI Industries, Inc. (a)	725	23,142
Foundation Building Materials, Inc. *	2,534	39,252
GATX Corp. (a)	5,756	446,263
General Finance Corp. *	2,166	19,147
GMS, Inc. *	5,159	148,166
H&E Equipment Services, Inc. (a)	5,191	149,812
Herc Holdings, Inc. *	3,909	181,808
Kaman Corp.	4,463	265,370
Lawson Products, Inc. *	707	27,382
MRC Global, Inc. *	13,115	159,085
NOW, Inc. *	17,538	201,161
Rush Enterprises, Inc., Class A	4,432	170,987
Rush Enterprises, Inc., Class B	785	31,345
SiteOne Landscape Supply, Inc. *(a)	6,602	488,680
Systemax, Inc.	2,146	47,233
Textainer Group Holdings Ltd. *	4,237	41,989
Titan Machinery, Inc. *	2,929	42,002
Transcat, Inc. *	1,038	26,583
Triton International Ltd.	8,986	304,086
Veritiv Corp. *	2,132	38,546
Willis Lease Finance Corp. *	498	27,579

		4,266,561

Common Stocks (continued)
	Shares	Value

Water Utilities 0.6%
American States Water Co. (a)	5,919	$531,881
AquaVenture Holdings Ltd. *	2,334	45,350
Artesian Resources Corp., Class A	1,232	45,584
Cadiz, Inc. *(a)	2,305	28,789
California Water Service Group (a)	7,780	411,795
Connecticut Water Service, Inc.	1,963	137,528
Consolidated Water Co. Ltd.	2,140	35,289
Global Water Resources, Inc.	1,466	17,357
Middlesex Water Co.	2,598	168,766
Pure Cycle Corp. *	2,519	25,895
SJW Group	4,258	290,779
York Water Co. (The)	2,001	87,364

		1,826,377

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. *	7,038	78,122
Gogo, Inc. *(a)	8,234	49,651
Shenandoah Telecommunications Co.	7,768	246,789
Spok Holdings, Inc.	2,885	34,447

		409,009

Total Common Stocks (cost $283,244,608)		311,703,035

Rights 0.0%†
	Number of Rights	Value

Biotechnology 0.0%†
Oncternal Therapeutics, Inc., CVR *¥	97	199

Chemicals 0.0%†
A Schulman, Inc., CVR *¥	3,948	1,709

Pharmaceuticals 0.0%†
Corium International, Inc., CVR *^¥(a)	3,946	0

Total Rights (cost $–)		1,908

Repurchase Agreements 14.0%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $15,000,959, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $15,300,000. (b)	$15,000,000	15,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $6,896,795, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $7,034,281. (b)	6,896,354	6,896,354

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $4,056,724, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $4,080,000. (b)(c)	$4,000,000	$4,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $20,001,362, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $20,400,000. (b)	20,000,000	20,000,000

Total Repurchase Agreements (cost $45,896,354)		45,896,354

Total Investments (cost $329,140,962) — 109.1%		357,601,297

Liabilities in excess of other assets — (9.1)%		(29,749,656)

NET ASSETS — 100.0%		$327,851,641

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $72,595,826, which was collateralized by cash used to purchase repurchase agreements with a total value of $45,896,354 and by $28,788,722, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $74,685,076.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $45,896,354.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	212	12/2019	USD	16,165,000	(560,090)

					(560,090)

At September 30, 2019 the Fund had $702,400 segregated as collateral with the broker for open future contracts

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$311,703,035	$–	$–	$311,703,035
Repurchase Agreements	–	45,896,354	–	45,896,354
Rights
Biotechnology	–	199	–	199
Chemicals	–	1,709	–	1,709
Pharmaceuticals	–	–	–	–
Total Rights	$–	$1,908	$–	$1,908
Total Assets	$311,703,035	$45,898,262	$–	$357,601,297
Liabilities:
Futures Contracts	$(560,090)	$–	$–	$(560,090)
Total Liabilities	$(560,090)	$–	$–	$(560,090)
Total	$311,142,945	$45,898,262	$–	$357,041,207

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2019, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (560,090)
Total		$ (560,090)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.0%
	Shares	Value

CANADA 5.0%
Metals & Mining 4.5%
Barrick Gold Corp.	217,300	$3,765,809
Wheaton Precious Metals Corp.	172,700	4,528,511

		8,294,320

Oil, Gas & Consumable Fuels 0.5%
Husky Energy, Inc.	120,900	850,502

		9,144,822

CHINA 4.9%
Diversified Telecommunication Services 1.6%
China Telecom Corp. Ltd., Class H	6,606,000	3,018,724

Health Care Providers & Services 0.6%
Sinopharm Group Co. Ltd., Class H	368,400	1,158,089

Interactive Media & Services 0.9%
Baidu, Inc., ADR *	16,120	1,656,491

Wireless Telecommunication Services 1.8%
China Mobile Ltd.	379,500	3,149,564

		8,982,868

DENMARK 2.0%
Electrical Equipment 0.9%
Vestas Wind Systems A/S	22,201	1,724,736

Marine 1.1%
AP Moller - Maersk A/S, Class B	1,654	1,875,275

		3,600,011

FRANCE 14.4%
Auto Components 1.5%
Cie Generale des Etablissements Michelin SCA	24,209	2,705,354

Banks 4.2%
BNP Paribas SA	123,509	6,021,900
Credit Agricole SA	129,179	1,570,782

		7,592,682

Building Products 1.4%
Cie de Saint-Gobain	64,227	2,522,901

Multi-Utilities 2.6%
Veolia Environnement SA	190,936	4,843,777

Oil, Gas & Consumable Fuels 2.3%
TOTAL SA	82,641	4,302,282

Pharmaceuticals 2.4%
Sanofi	48,624	4,508,830

		26,475,826

GERMANY 12.6%
Diversified Telecommunication Services 3.7%
Deutsche Telekom AG (Registered)	405,855	6,813,296

Health Care Providers & Services 1.5%
Fresenius Medical Care AG & Co. KGaA	39,988	2,687,501

Industrial Conglomerates 1.6%
Siemens AG (Registered)	28,357	3,038,836

Multi-Utilities 2.4%
E.ON SE	456,161	4,433,091

Pharmaceuticals 3.4%
Bayer AG (Registered)	38,738	2,731,296

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Pharmaceuticals (continued)
Merck KGaA	30,761	$3,466,254

		6,197,550

		23,170,274

HONG KONG 3.2%
Industrial Conglomerates 1.4%
CK Hutchison Holdings Ltd.	287,512	2,527,629

Real Estate Management & Development 1.8%
CK Asset Holdings Ltd.	489,512	3,333,368

		5,860,997

IRELAND 0.8%
Banks 0.8%
Bank of Ireland Group plc	393,999	1,566,573

ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd., ADR *	93,444	642,895

ITALY 2.3%
Oil, Gas & Consumable Fuels 2.3%
Eni SpA	277,982	4,245,534

JAPAN 16.0%
Banks 2.1%
Sumitomo Mitsui Financial Group, Inc.	113,300	3,891,625

Beverages 3.0%
Kirin Holdings Co. Ltd.	172,700	3,666,237
Suntory Beverage & Food Ltd.	44,600	1,907,528

		5,573,765

Food & Staples Retailing 3.0%
Matsumotokiyoshi Holdings Co. Ltd.	45,100	1,658,965
Seven & i Holdings Co. Ltd.	99,400	3,814,456

		5,473,421

Metals & Mining 1.9%
Sumitomo Metal Mining Co. Ltd. (a)	114,600	3,574,060

Pharmaceuticals 3.4%
Astellas Pharma, Inc.	225,100	3,217,032
Takeda Pharmaceutical Co. Ltd.	91,332	3,129,242

		6,346,274

Real Estate Management & Development 2.6%
Mitsui Fudosan Co. Ltd.	193,300	4,810,774

		29,669,919

LUXEMBOURG 2.2%
Energy Equipment & Services 0.4%
Tenaris SA (a)	74,720	792,748

Media 1.8%
SES SA, FDR	182,738	3,332,716

		4,125,464

NETHERLANDS 6.8%
Banks 2.6%
ING Groep NV	454,267	4,761,912

Oil, Gas & Consumable Fuels 2.3%
Royal Dutch Shell plc, Class B, ADR	61,738	3,698,106

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

NETHERLANDS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc, Class B	20,065	$589,451

		4,287,557

Semiconductors & Semiconductor Equipment 1.9%
NXP Semiconductors NV	31,800	3,470,016

		12,519,485

NORWAY 2.1%
Chemicals 1.6%
Yara International ASA	68,270	2,945,295

Oil, Gas & Consumable Fuels 0.5%
Equinor ASA	48,753	924,782

		3,870,077

SINGAPORE 1.6%
Diversified Telecommunication Services 1.6%
Singapore Telecommunications Ltd.	1,287,000	2,890,016

SOUTH KOREA 5.9%
Banks 2.8%
Hana Financial Group, Inc.	79,385	2,343,104
KB Financial Group, Inc., ADR	78,426	2,801,376

		5,144,480

Technology Hardware, Storage & Peripherals 3.1%
Samsung Electronics Co. Ltd., GDR Reg. S	5,600	5,700,225

		10,844,705

SWITZERLAND 2.7%
Pharmaceuticals 2.7%
Novartis AG (Registered)	20,216	1,755,058
Roche Holding AG	11,330	3,304,113

		5,059,171

TAIWAN 1.7%
Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	353,214	3,111,616

UNITED KINGDOM 12.5%
Aerospace & Defense 2.6%
BAE Systems plc	675,290	4,731,818

Banks 3.0%
Standard Chartered plc	658,591	5,536,821

Chemicals 1.0%
Johnson Matthey plc	47,349	1,781,337

Oil, Gas & Consumable Fuels 2.8%
BP plc	815,223	5,154,328

Wireless Telecommunication Services 3.1%
Vodafone Group plc	2,956,382	5,887,608

		23,091,912

Total Common Stocks (cost $174,173,080)		178,872,165

Repurchase Agreements 2.0%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $1,020,000.(b)	$1,000,000	$1,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,724,578, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $1,758,957.(b)	1,724,468	1,724,468

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $1,000,069, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $1,020,000.(b)	1,000,000	1,000,000

Total Repurchase Agreements (cost $3,724,468)		3,724,468

Total Investments (cost $177,897,548) — 99.0%		182,596,633

Other assets in excess of liabilities — 1.0%		1,797,757

NET ASSETS — 100.0%		$184,394,390

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $3,597,603, which was collateralized by cash used to purchase repurchase agreements with a total value of $3,724,468 and by $25,912, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from 10/3/2019 – 8/15/2048, a total value of $3,750,380.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $3,724,468.

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Templeton NVIT International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$4,731,818	$–	$4,731,818
Auto Components	–	2,705,354	–	2,705,354
Banks	2,801,376	25,692,717	–	28,494,093
Beverages	–	5,573,765	–	5,573,765
Building Products	–	2,522,901	–	2,522,901
Chemicals	–	4,726,632	–	4,726,632
Diversified Telecommunication Services	–	12,722,036	–	12,722,036
Electrical Equipment	–	1,724,736	–	1,724,736
Energy Equipment & Services	–	792,748	–	792,748
Food & Staples Retailing	–	5,473,421	–	5,473,421
Health Care Providers & Services	–	3,845,590	–	3,845,590
Industrial Conglomerates	–	5,566,465	–	5,566,465
Interactive Media & Services	1,656,491	–	–	1,656,491
Marine	–	1,875,275	–	1,875,275
Media	–	3,332,716	–	3,332,716
Metals & Mining	8,294,320	3,574,060	–	11,868,380
Multi-Utilities	–	9,276,868	–	9,276,868
Oil, Gas & Consumable Fuels	4,548,608	15,216,377	–	19,764,985
Pharmaceuticals	642,895	22,111,825	–	22,754,720
Real Estate Management & Development	–	8,144,142	–	8,144,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Templeton NVIT International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$3,470,016	$3,111,616	$–	$6,581,632
Technology Hardware, Storage & Peripherals	–	5,700,225	–	5,700,225
Wireless Telecommunication Services	–	9,037,172	–	9,037,172
Total Common Stocks	$21,413,706	$157,458,459	$–	$178,872,165
Repurchase Agreements	$–	$3,724,468	$–	$3,724,468
Total	$21,413,706	$161,182,927	$–	$182,596,633

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.